UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 08821

Rydex Variable Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Variable Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

6.30.2016

Rydex Variable Trust Semi-Annual Report

Alternatives Funds
Guggenheim Long Short Equity Fund
Guggenheim Global Managed Futures Strategy Fund
Guggenheim Multi-Hedge Strategies Fund
Rydex Commodities Fund
Rydex Commodities Strategy Fund

RVALTS-SEMI-0616x1216	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
LONG SHORT EQUITY FUND	7
GLOBAL MANAGED FUTURES STRATEGY FUND	17
MULTI-HEDGE STRATEGIES FUND	25
COMMODITIES STRATEGY FUND	43
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	49
OTHER INFORMATION	64
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	67
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	71

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Funds that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2016

The first half of this year opened with downgrades of U.S. and global economic growth and a surge in recession fears, which triggered a bout of market volatility and negative returns. But a dovish pivot in the U.S. Federal Reserve (the “Fed”) communications in February helped spur a rally in crude oil and a reversal of dollar strength, as well as a rally in risk assets that lasted through the spring. Temporarily interrupting the rally were June’s poor non-farm payrolls report (38,000 U.S. jobs created in May) and the United Kingdom’s (“UK”) vote to leave the European Union (“EU”).

The surprising and disappointing jobs number led to a sharp fall in the 10-year U.S. Treasury yield as markets downgraded the probability of summer rate hikes. Indeed, the Federal Open Market Committee (“FOMC”) declined to raise rates in June. In late June, citizens in the UK voted to leave the European Union. This decision, nicknamed “Brexit,” prompted panic selling of risk assets in Europe, the UK, emerging markets. In the U.S., there was also a sell-off in more speculative-grade credit and equities. However, nerves settled in the last two days of the quarter, and markets appeared to bounce back, as global central banks promised to do everything in their power to maintain market stability and as it seemed that the political transition in the UK would move more quickly and smoothly than expected.

The quarter ended with the British pound at its weakest level against the U.S. dollar in over 20 years, and the 10-year Treasury note yielding 1.47 percent, 30 basis points lower than at the start of the quarter.

Brexit turmoil and the drop in Treasury yields was in spite of the rebound in U.S. economic growth over the period. The final reading of first-quarter Gross Domestic Product (“GDP”) was 0.8 percent (revised down in late July from 1.1 percent), with weakness likely due to residual seasonality effects. Consistent with previous years, growth accelerated as the year progressed, but not at the pace expected by most economists; in late July, the initial estimate of second-quarter real GDP was 1.2 percent, against an expected rate of above 2 percent, the lower figure due primarily to a fall in inventories.

While May’s payrolls report was likely an aberration, a view confirmed by a strong June number, the trend rate of job growth should slow as we near full employment. An improving labor market, low borrowing costs, and rising household formation all point to continued improvement in the housing market, as evidenced by new home sales figures recently hitting eight-year highs.

We are entering a period of seasonal weakness combined with some continuing post-Brexit uncertainty and a growing focus on the upcoming U.S. elections. Despite this, falling rates will remain supportive of credit performance. Record-low U.S. government yields are likely to be dragged down by foreign retail and institutional investors, as central banks continue to plunge rates further into negative territory. This hunt for yield will act as a “QE4” and will spill over into supporting risk assets.

With inflation expectations troublingly low, and growth in Europe likely to slow, the Fed will be hard pressed to deliver two hikes in the balance of the year, as many FOMC members expect. We anticipate one rate hike this year, most likely in December, as the Fed remains cautious due to the asymmetry of risks near the zero lower bound. The rally in risk assets should remain intact through the third quarter of 2016, and monetary policy will ultimately create a positive backdrop for risk assets over the next two to three years.

For the six-month period ended June 30, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 3.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -4.42%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 5.31% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 9.06%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.15% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2016

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2015 and ending June 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2015	Ending Account Value June 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Long Short Equity Fund	2.36%	(1.05)%	$ 1,000.00	$ 989.50	$ 11.67
Global Managed Futures Strategy Fund	1.63%	(9.06)%	1,000.00	909.40	7.74
Multi-Hedge Strategies Fund	2.16%	(0.87)%	1,000.00	991.30	10.69
Commodities Strategy Fund	1.69%	9.49%	1,000.00	1,094.90	8.80

Table 2. Based on hypothetical 5% return (before expenses)
Long Short Equity Fund	2.36%	5.00%	$ 1,000.00	$ 1,013.13	$ 11.81
Global Managed Futures Strategy Fund	1.63%	5.00%	1,000.00	1,016.76	8.17
Multi-Hedge Strategies Fund	2.16%	5.00%	1,000.00	1,014.12	10.82
Commodities Strategy Fund	1.69%	5.00%	1,000.00	1,016.46	8.47

[1]

Annualized and excludes expenses of the underlying funds in which the Funds invest. This ratio represents net expenses, which includes dividends on short sales and prime broker interest expenses. Excluding these expenses, the operating expense ratios of the Long Short Equity Fund and the Multi-Hedge Strategies Fund would be 1.56% and 1.18%, respectively.

[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2015 to June 30, 2016.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	June 30, 2016

LONG SHORT EQUITY FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 1, 2002

Ten Largest Long Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	4.5%
White Mountains Insurance Group Ltd.	0.7%
American Water Works Company, Inc.	0.6%
DexCom, Inc.	0.6%
Clorox Co.	0.6%
Atmos Energy Corp.	0.6%
Ameren Corp.	0.6%
Huntington Ingalls Industries, Inc.	0.6%
Martin Marietta Materials, Inc.	0.6%
Edison International	0.6%
Top Ten Total	10.0%

“Ten Largest Long Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
LONG SHORT EQUITY FUND

	Shares	Value

COMMON STOCKS† - 86.1%

Consumer, Non-cyclical - 26.2%
DexCom, Inc.*,1	2,534	$201,022
Clorox Co.[1]	1,437	198,867
Monster Beverage Corp.*,1	1,181	189,798
IDEXX Laboratories, Inc.*,1	2,042	189,621
Kimberly-Clark Corp.[1]	1,378	189,447
Cooper Companies, Inc.[1]	1,100	188,728
Pinnacle Foods, Inc.[1]	4,056	187,752
Teleflex, Inc.[1]	1,046	185,466
Altria Group, Inc.[1]	2,684	185,088
Kraft Heinz Co.[1]	2,089	184,835
Church & Dwight Company, Inc.[1]	1,793	184,482
Spectrum Brands Holdings, Inc.[1]	1,544	184,215
Procter & Gamble Co.[1]	2,173	183,988
Medtronic plc[1]	2,097	181,956
Automatic Data Processing, Inc.[1]	1,979	181,811
Reynolds American, Inc.[1]	3,362	181,313
Pilgrim’s Pride Corp.	7,078	180,347
Constellation Brands, Inc. — Class A1	1,087	179,790
Brown-Forman Corp. — Class B1	1,800	179,568
Colgate-Palmolive Co.[1]	2,435	178,242
Philip Morris International, Inc.[1]	1,747	177,705
Mondelez International, Inc. — Class A1	3,900	177,489
Equifax, Inc.[1]	1,381	177,320
WhiteWave Foods Co. — Class A*,1	3,769	176,917
TransUnion*,1	5,238	175,158
Coca-Cola Co.[1]	3,845	174,294
Hill-Rom Holdings, Inc.[1]	3,452	174,153
Dr Pepper Snapple Group, Inc.[1]	1,800	173,934
Total System Services, Inc.[1]	3,248	172,501
Bio-Rad Laboratories, Inc. — Class A*,1	1,200	171,623
Gartner, Inc.*,1	1,740	169,493
Bio-Techne Corp.[1]	1,500	169,155
Archer-Daniels-Midland Co.[1]	3,931	168,601
Molson Coors Brewing Co. — Class B1	1,666	168,483
VWR Corp.*,1	5,828	168,429
Edwards Lifesciences Corp.*,1	1,672	166,749
Sabre Corp.[1]	6,202	166,152
Charles River Laboratories International, Inc.*,1	2,000	164,880
Thermo Fisher Scientific, Inc.[1]	1,100	162,536
Blue Buffalo Pet Products, Inc.*,1	6,657	155,374
Avon Products, Inc.[1]	39,959	151,045
Boston Scientific Corp.*,1	6,207	145,058
Bruker Corp.[1]	6,272	142,625
Bluebird Bio, Inc.*,1	3,255	140,909
Illumina, Inc.*,1	1,000	140,380
ResMed, Inc.[1]	2,194	138,727
Bunge Ltd.[1]	2,300	136,045
Puma Biotechnology, Inc.*,1	4,507	134,264
PepsiCo, Inc.[1]	1,200	127,128
Juno Therapeutics, Inc.*	2,707	104,057
DENTSPLY SIRONA, Inc.[1]	1,525	94,611
JM Smucker Co.[1]	546	83,216
Morningstar, Inc.[1]	996	81,453
QIAGEN N.V.*,1	3,624	79,039
Hain Celestial Group, Inc.*,1	1,193	59,352
Agios Pharmaceuticals, Inc.*,1	959	40,177
Rollins, Inc.[1]	1,296	37,934
Zimmer Biomet Holdings, Inc.[1]	277	33,345
Square, Inc. — Class A*,1	521	4,715
Total Consumer, Non-cyclical		9,001,362

Industrial - 19.8%
Huntington Ingalls Industries, Inc.	1,144	192,226
Martin Marietta Materials, Inc.[1]	997	191,424
Stericycle, Inc.*,1	1,838	191,372
Waste Management, Inc.[1]	2,884	191,123
Lennox International, Inc.[1]	1,322	188,517
Carlisle Companies, Inc.[1]	1,770	187,054
AO Smith Corp.[1]	2,104	185,383
L-3 Communications Holdings, Inc.[1]	1,263	185,270
Energizer Holdings, Inc.[1]	3,583	184,489
Raytheon Co.[1]	1,355	184,212
General Electric Co.[1]	5,826	183,403
Northrop Grumman Corp.[1]	822	182,714
Republic Services, Inc. — Class A1	3,549	182,099
Honeywell International, Inc.[1]	1,559	181,343
CH Robinson Worldwide, Inc.[1]	2,440	181,170
Owens Corning[1]	3,473	178,930
Vulcan Materials Co.[1]	1,486	178,855
Allegion plc[1]	2,515	174,616
BWX Technologies, Inc.[1]	4,840	173,127
Orbital ATK, Inc.[1]	2,025	172,409
Fortune Brands Home & Security, Inc.[1]	2,974	172,403
Masco Corp.[1]	5,545	171,562
Expeditors International of Washington, Inc.[1]	3,462	169,777
Clean Harbors, Inc.*,1	3,244	169,045
Agilent Technologies, Inc.[1]	3,800	168,568
FedEx Corp.[1]	1,104	167,565
Rockwell Collins, Inc.[1]	1,964	167,215
USG Corp.*,1	6,190	166,882
Eagle Materials, Inc.[1]	2,146	165,564
Roper Technologies, Inc.[1]	968	165,102
Hexcel Corp.[1]	3,951	164,520
United Technologies Corp.[1]	1,602	164,285
Armstrong World Industries, Inc.*,1	4,171	163,295
Graphic Packaging Holding Co.[1]	12,968	162,619
Textron, Inc.[1]	4,329	158,268
Armstrong Flooring, Inc.*,1	9,204	156,008
TransDigm Group, Inc.*,1	582	153,468
Boeing Co.[1]	936	121,558
Joy Global, Inc.[1]	4,783	101,113
Teekay Corp.[1]	7,211	51,414
Triumph Group, Inc.[1]	1,369	48,600
General Dynamics Corp.[1]	165	22,975

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
LONG SHORT EQUITY FUND

	Shares	Value

WestRock Co.[1]	127	$4,936
Total Industrial		6,826,478

Financial - 15.4%
White Mountains Insurance Group Ltd.[1]	300	252,600
American Capital Agency Corp.[1]	9,141	181,174
Host Hotels & Resorts, Inc.[1]	11,048	179,088
HCP, Inc.[1]	5,037	178,209
Taubman Centers, Inc.[1]	2,398	177,931
Chimera Investment Corp.[1]	11,294	177,316
Loews Corp.[1]	4,300	176,687
Apple Hospitality REIT, Inc.[1]	9,372	176,287
Rayonier, Inc.[1]	6,636	174,128
Columbia Property Trust, Inc.[1]	7,916	169,402
BOK Financial Corp.[1]	2,688	168,537
PacWest Bancorp[1]	4,199	167,037
Weyerhaeuser Co.[1]	5,603	166,800
Iron Mountain, Inc.[1]	4,181	166,529
First Horizon National Corp.[1]	12,033	165,815
Allied World Assurance Company Holdings AG1	4,683	164,561
American National Insurance Co.[1]	1,454	164,520
MasterCard, Inc. — Class A1	1,825	160,709
Associated Banc-Corp.[1]	9,332	160,044
East West Bancorp, Inc.[1]	4,512	154,220
MetLife, Inc.[1]	3,840	152,947
MFA Financial, Inc.[1]	20,785	151,107
Zions Bancorporation[1]	5,965	149,900
CBL & Associates Properties, Inc.[1]	14,873	138,468
CNA Financial Corp.[1]	4,322	135,797
Nasdaq, Inc.[1]	2,029	131,216
Commerce Bancshares, Inc.[1]	2,694	129,043
Genworth Financial, Inc. — Class A*	47,262	121,936
American Tower Corp. — Class A1	1,055	119,859
Lincoln National Corp.[1]	2,796	108,401
Mercury General Corp.[1]	1,420	75,487
NorthStar Realty Finance Corp.[1]	6,344	72,512
Visa, Inc. — Class A1	956	70,907
NorthStar Realty Europe Corp.[1]	7,503	69,403
Crown Castle International Corp.[1]	662	67,147
Senior Housing Properties Trust[1]	2,523	52,554
Equinix, Inc.[1]	117	45,364
Old Republic International Corp.[1]	464	8,951
Total Financial		5,282,593

Utilities - 8.7%
American Water Works Company, Inc.[1]	2,387	201,725
Atmos Energy Corp.[1]	2,418	196,631
Ameren Corp.[1]	3,594	192,566
Edison International[1]	2,464	191,378
Aqua America, Inc.[1]	5,289	188,606
SCANA Corp.[1]	2,468	186,729
Exelon Corp.[1]	4,983	181,182
MDU Resources Group, Inc.[1]	7,548	181,152
Public Service Enterprise Group, Inc.[1]	3,883	180,987
UGI Corp.[1]	3,993	180,683
PG&E Corp.[1]	2,801	179,040
Vectren Corp.[1]	3,389	178,499
National Fuel Gas Co.[1]	3,119	177,409
OGE Energy Corp.[1]	5,142	168,401
Southern Co.[1]	2,398	128,605
NiSource, Inc.[1]	4,207	111,570
DTE Energy Co.[1]	915	90,695
Sempra Energy[1]	745	84,945
Total Utilities		3,000,803

Technology - 5.1%
Jack Henry & Associates, Inc.[1]	2,130	185,885
Black Knight Financial Services, Inc. — Class A*,1	4,721	177,510
Fiserv, Inc.*,1	1,629	177,121
Amdocs Ltd.[1]	3,045	175,757
DST Systems, Inc.[1]	1,500	174,645
Fidelity National Information Services, Inc.[1]	2,287	168,506
Dun & Bradstreet Corp.[1]	1,353	164,850
Xerox Corp.[1]	16,727	158,739
Paychex, Inc.[1]	1,952	116,144
Tableau Software, Inc. — Class A*,1	2,000	97,840
First Data Corp. — Class A*,1	8,569	94,859
Teradata Corp.*,1	1,343	33,669
Computer Sciences Corp.[1]	299	14,845
Total Technology		1,740,370

Energy - 4.5%
Cheniere Energy, Inc.*,1	4,711	176,898
Kinder Morgan, Inc.[1]	9,380	175,593
Targa Resources Corp.[1]	3,846	162,070
Ensco plc — Class A1	16,393	159,176
HollyFrontier Corp.[1]	6,409	152,342
Diamond Offshore Drilling, Inc.	5,891	143,328
Rowan Companies plc — Class A1	7,880	139,161
CVR Energy, Inc.	8,597	133,254
Nabors Industries Ltd.[1]	8,868	89,123
PBF Energy, Inc. — Class A1	3,605	85,727
Superior Energy Services, Inc.[1]	4,109	75,647
CONSOL Energy, Inc.[1]	2,963	47,675
Total Energy		1,539,994

Consumer, Cyclical - 3.7%
Genuine Parts Co.[1]	1,852	187,515
Choice Hotels International, Inc.[1]	3,736	177,908
Hyatt Hotels Corp. — Class A*,1	3,590	176,412
Extended Stay America, Inc.[1]	11,710	175,064
LKQ Corp.*,1	5,382	170,610
Dunkin’ Brands Group, Inc.[1]	3,830	167,065
Six Flags Entertainment Corp.[1]	2,300	133,285
Nu Skin Enterprises, Inc. — Class A	1,900	87,761
Total Consumer, Cyclical		1,275,620

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
LONG SHORT EQUITY FUND

	Shares	Value

Communications - 2.7%
FactSet Research Systems, Inc.[1]	1,085	$175,140
Zayo Group Holdings, Inc.*,1	6,264	174,954
Frontier Communications Corp.[1]	33,522	165,599
Telephone & Data Systems, Inc.[1]	5,030	149,190
FireEye, Inc.*,1	8,620	141,971
CenturyLink, Inc.[1]	4,057	117,694
Total Communications		924,548

Total Common Stocks
(Cost $27,919,316)		29,591,768

MUTUAL FUNDS† - 4.5%
Guggenheim Strategy Fund I2	62,178	1,548,864
Guggenheim Strategy Fund II2	448	11,111
Total Mutual Funds
(Cost $1,563,567)		1,559,975

	Face Amount

REPURCHASE AGREEMENT††,3 – 7.9%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$2,734,960	2,734,960
Total Repurchase Agreement
(Cost $2,734,960)		2,734,960

Total Investments - 98.5%
(Cost $32,217,843)		$33,886,703

	Shares

COMMON STOCKS SOLD SHORT† - (40.8)%

Utilities - (0.6)%
NRG Energy, Inc.	982	(14,720)
Calpine Corp.*	5,425	(80,019)
AES Corp.	7,617	(95,060)
Total Utilities		(189,799)

Technology - (2.1)%
SS&C Technologies Holdings, Inc.	1,286	(36,111)
Cerner Corp.*	1,172	(68,679)
NCR Corp.*	2,790	(77,478)
IPG Photonics Corp.*	990	(79,200)
HP, Inc.	6,340	(79,567)
Apple, Inc.	835	(79,826)
Broadcom Ltd.	533	(82,828)
Hewlett Packard Enterprise Co.	4,590	(83,859)
Lexmark International, Inc. — Class A	3,505	(132,314)
Total Technology		(719,862)

Basic Materials - (2.2)%
Eastman Chemical Co.	524	(35,580)
Southern Copper Corp.	2,461	(66,398)
Domtar Corp.	2,266	(79,333)
PPG Industries, Inc.	763	(79,466)
Compass Minerals International, Inc.	1,073	(79,606)
NewMarket Corp.	203	(84,119)
International Flavors & Fragrances, Inc.	670	(84,467)
Ecolab, Inc.	720	(85,391)
Sherwin-Williams Co.	298	(87,514)
Praxair, Inc.	780	(87,664)
Total Basic Materials		(769,538)

Communications - (3.2)%
DISH Network Corp. — Class A*	284	(14,882)
Thomson Reuters Corp.	848	(34,276)
Alphabet, Inc. — Class C*	58	(40,142)
CommScope Holding Company, Inc.*	1,295	(40,184)
Zillow Group, Inc. — Class A*	1,409	(51,640)
Facebook, Inc. — Class A*	511	(58,397)
Viacom, Inc. — Class B	1,824	(75,641)
CDW Corp.	2,040	(81,763)
GoDaddy, Inc. — Class A*	2,630	(82,030)
Time Warner, Inc.	1,143	(84,056)
EchoStar Corp. — Class A*	2,121	(84,204)
eBay, Inc.*	3,615	(84,627)
Cisco Systems, Inc.	2,977	(85,410)
Comcast Corp. — Class A	1,364	(88,919)
Twitter, Inc.*	5,355	(90,553)
Starz — Class A*	3,106	(92,932)
Total Communications		(1,089,656)

Energy - (4.4)%
WPX Energy, Inc.*	473	(4,404)
Dril-Quip, Inc.*	287	(16,769)
Rice Energy, Inc.*	967	(21,313)
Newfield Exploration Co.*	692	(30,573)
EOG Resources, Inc.	717	(59,812)
Occidental Petroleum Corp.	863	(65,208)
QEP Resources, Inc.	4,313	(76,038)
Kosmos Energy Ltd.*	14,930	(81,369)
FMC Technologies, Inc.*	3,123	(83,291)
First Solar, Inc.*	1,737	(84,210)
Concho Resources, Inc.*	720	(85,874)
Gulfport Energy Corp.*	2,749	(85,934)
Energen Corp.	1,795	(86,537)
Apache Corp.	1,557	(86,678)
Diamondback Energy, Inc.*	958	(87,379)
Cimarex Energy Co.	740	(88,297)
Equities Corp.	1,174	(90,903)
Cabot Oil & Gas Corp. — Class A	3,540	(91,119)
ONEOK, Inc.	1,927	(91,436)
Continental Resources, Inc.*	2,062	(93,346)

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
LONG SHORT EQUITY FUND

	Shares	Value

Spectra Energy Corp.	2,645	$(96,886)
Total Energy		(1,507,376)

Financial - (5.4)%
Cullen/Frost Bankers, Inc.	66	(4,206)
Franklin Resources, Inc.	164	(5,473)
OneMain Holdings, Inc.*	254	(5,796)
Navient Corp.	955	(11,412)
LendingClub Corp.*	10,955	(47,107)
Ameriprise Financial, Inc.	601	(54,000)
Synchrony Financial*	2,798	(70,733)
Jones Lang LaSalle, Inc.	737	(71,821)
Lazard Ltd. — Class A	2,454	(73,080)
Realogy Holdings Corp.*	2,529	(73,392)
E*TRADE Financial Corp.*	3,190	(74,933)
CBRE Group, Inc. — Class A*	2,833	(75,017)
Capital One Financial Corp.	1,193	(75,767)
TCF Financial Corp.	6,044	(76,457)
Air Lease Corp. — Class A	2,908	(77,876)
American Express Co.	1,315	(79,899)
People’s United Financial, Inc.	5,456	(79,985)
CIT Group, Inc.	2,514	(80,222)
Citigroup, Inc.	1,895	(80,329)
Discover Financial Services	1,508	(80,814)
SEI Investments Co.	1,689	(81,258)
Ally Financial, Inc.*	4,776	(81,526)
BlackRock, Inc. — Class A	240	(82,207)
T. Rowe Price Group, Inc.	1,131	(82,529)
Eaton Vance Corp.	2,360	(83,402)
M&T Bank Corp.	723	(85,480)
Howard Hughes Corp.*	757	(86,540)
Berkshire Hathaway, Inc. — Class B*	614	(88,901)
Total Financial		(1,870,162)

Industrial - (5.6)%
Crown Holdings, Inc.*	129	(6,536)
Zebra Technologies Corp. — Class A*	154	(7,715)
CSX Corp.	842	(21,959)
Donaldson Company, Inc.	1,730	(59,443)
KBR, Inc.	4,817	(63,777)
Ryder System, Inc.	1,253	(76,608)
ITT, Inc.	2,403	(76,848)
Old Dominion Freight Line, Inc.*	1,306	(78,765)
Deere & Co.	990	(80,230)
Crane Co.	1,465	(83,095)
AMETEK, Inc.	1,798	(83,122)
Pentair plc	1,429	(83,297)
Amphenol Corp. — Class A	1,455	(83,415)
Illinois Tool Works, Inc.	804	(83,745)
Graco, Inc.	1,064	(84,045)
AMERCO	225	(84,274)
AECOM*	2,659	(84,477)
Ball Corp.	1,170	(84,580)
J.B. Hunt Transport Services, Inc.	1,051	(85,058)
Kansas City Southern	953	(85,856)
Dover Corp.	1,241	(86,026)
Trinity Industries, Inc.	4,641	(86,183)
Union Pacific Corp.	995	(86,814)
Sealed Air Corp.	1,894	(87,067)
TopBuild Corp.*	2,406	(87,097)
Landstar System, Inc.	1,275	(87,542)
Total Industrial		(1,917,574)

Consumer, Non-cyclical - (8.3)%
McKesson Corp.	63	(11,759)
Universal Health Services, Inc. — Class B	111	(14,885)
United Therapeutics Corp.*	190	(20,125)
Estee Lauder Companies, Inc. — Class A	297	(27,033)
Gilead Sciences, Inc.	456	(38,040)
Live Nation Entertainment, Inc.*	2,330	(54,755)
Biogen, Inc.*	300	(72,546)
Regeneron Pharmaceuticals, Inc.*	210	(73,338)
Aaron’s, Inc.	3,498	(76,571)
Akorn, Inc.*	2,738	(77,992)
Vertex Pharmaceuticals, Inc.*	910	(78,278)
Acadia Healthcare Company, Inc.*	1,414	(78,336)
Celgene Corp.*	800	(78,904)
Jazz Pharmaceuticals plc*	561	(79,275)
Mylan N.V.*	1,867	(80,729)
Mallinckrodt plc*	1,329	(80,777)
Incyte Corp.*	1,010	(80,780)
Allergan plc*	351	(81,113)
Express Scripts Holding Co.*	1,077	(81,637)
Amgen, Inc.	543	(82,617)
Graham Holdings Co. — Class B	170	(83,222)
Zoetis, Inc.	1,790	(84,953)
Avis Budget Group, Inc.*	2,649	(85,377)
AbbVie, Inc.	1,380	(85,436)
Service Corporation International	3,161	(85,473)
Henry Schein, Inc.*	485	(85,748)
Bristol-Myers Squibb Co.	1,166	(85,759)
Aramark	2,587	(86,458)
Merck & Company, Inc.	1,512	(87,106)
Pfizer, Inc.	2,481	(87,356)
DaVita HealthCare Partners, Inc.*	1,130	(87,372)
ServiceMaster Global Holdings, Inc.*	2,196	(87,400)
VCA, Inc.*	1,312	(88,704)
AmerisourceBergen Corp. — Class A	1,136	(90,107)
Johnson & Johnson	753	(91,339)
MEDNAX, Inc.*	1,264	(91,552)
Eli Lilly & Co.	1,167	(91,902)
H&R Block, Inc.	4,019	(92,437)
Total Consumer, Non-cyclical		(2,847,191)

Consumer, Cyclical - (9.0)%
Harman International Industries, Inc.	403	(28,943)
Foot Locker, Inc.	546	(29,954)
World Fuel Services Corp.	1,205	(57,225)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
LONG SHORT EQUITY FUND

	Shares	Value

Fossil Group, Inc.*	2,101	$(59,942)
Hanesbrands, Inc.	2,835	(71,244)
Toro Co.	824	(72,677)
Delta Air Lines, Inc.	2,100	(76,503)
Alaska Air Group, Inc.	1,330	(77,526)
Tempur Sealy International, Inc.*	1,409	(77,946)
American Airlines Group, Inc.	2,775	(78,560)
United Continental Holdings, Inc.*	1,948	(79,946)
JetBlue Airways Corp.*	4,829	(79,968)
GNC Holdings, Inc. — Class A	3,299	(80,133)
Southwest Airlines Co.	2,084	(81,714)
MSC Industrial Direct Company, Inc. — Class A	1,164	(82,132)
Ford Motor Co.	6,581	(82,723)
Nordstrom, Inc.	2,177	(82,835)
AutoNation, Inc.*	1,770	(83,155)
Tupperware Brands Corp.	1,504	(84,645)
Home Depot, Inc.	664	(84,786)
Macy’s, Inc.	2,530	(85,033)
Ross Stores, Inc.	1,503	(85,205)
Allison Transmission Holdings, Inc.	3,022	(85,311)
Scotts Miracle-Gro Co. — Class A	1,226	(85,709)
Cabela’s, Inc.*	1,714	(85,803)
Harley-Davidson, Inc.	1,901	(86,115)
HD Supply Holdings, Inc.*	2,479	(86,319)
Dillard’s, Inc. — Class A	1,428	(86,537)
Michael Kors Holdings Ltd.*	1,749	(86,540)
Newell Brands, Inc.	1,799	(87,377)
Leggett & Platt, Inc.	1,713	(87,551)
Target Corp.	1,260	(87,973)
Kohl’s Corp.	2,323	(88,088)
TJX Companies, Inc.	1,141	(88,119)
Dollar General Corp.	954	(89,676)
Dollar Tree, Inc.*	957	(90,188)
Spirit Airlines, Inc.*	2,025	(90,863)
J.C. Penney Company, Inc.*	10,252	(91,038)
Advance Auto Parts, Inc.	569	(91,967)
Total Consumer, Cyclical		(3,117,969)

Total Common Stocks Sold Short
(Proceeds $14,378,188)		(14,029,127)
Total Securities Sold Short- (40.8)%
(Proceeds $14,378,188)		$(14,029,127)
Other Assets & Liabilities, net - 42.3%		14,550,326
Total Net Assets - 100.0%		$34,407,902

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $417,600)	4	$(8,607)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2016.
[2]	Affiliated issuer — See Note 9.
[3]	Repurchase Agreements — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
LONG SHORT EQUITY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$29,591,768	$—	$—	$—	$29,591,768
Mutual Funds	1,559,975	—	—	—	1,559,975
Repurchase Agreement	—	—	2,734,960	—	2,734,960
Total	$31,151,743	$—	$2,734,960	$—	$33,886,703

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$14,029,127	$—	$—	$—	$14,029,127
Equity Futures Contracts	—	8,607	—	—	8,607
Total	$14,029,127	$8,607	$—	$—	$14,037,734

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

LONG SHORT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $27,919,316)	$29,591,768
Investments in affiliated issuers, at value (cost $1,563,567)	1,559,975
Repurchase agreement, at value (cost $2,734,960)	2,734,960
Total investments (cost $32,217,843)	33,886,703
Segregated cash with broker	14,740,866
Cash	1,519
Receivables:
Dividends	54,558
Fund shares sold	19,243
Interest	19
Total assets	48,702,908

Liabilities:
Securities sold short, at value (proceeds $14,378,188)	14,029,127
Payable for:
Fund shares redeemed	157,774
Management fees	25,647
Investor service fees	7,124
Variation margin	3,332
Transfer agent and administrative fees	2,850
Portfolio accounting fees	2,850
Securities purchased	2,033
Miscellaneous	64,269
Total liabilities	14,295,006
Commitments and contingent liabilities (Note 11)	—
Net assets	$34,407,902

Net assets consist of:
Paid in capital	$43,246,115
Undistributed net investment income	43,723
Accumulated net realized loss on investments	(10,891,250)
Net unrealized appreciation on investments	2,009,314
Net assets	$34,407,902
Capital shares outstanding	2,276,548
Net asset value per share	$15.11

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers	$460,428
Dividends from securities of affiliated issuers	12,155
Interest	2,782
Total investment income	475,365

Expenses:
Management fees	164,913
Transfer agent and administrative fees	18,323
Investor service fees	45,809
Portfolio accounting fees	18,323
Short sales dividend expense	129,850
Professional fees	24,986
Prime broker interest expense	16,271
Custodian fees	2,336
Trustees’ fees*	1,284
Line of credit fees	7
Miscellaneous	9,540
Total expenses	431,642
Net investment income	43,723

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,577,278)
Futures contracts	(19,426)
Securities sold short	421,770
Net realized loss	(1,174,934)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,262,239
Investments in affiliated issuers	767
Securities sold short	(1,742,613)
Futures contracts	(8,653)
Net change in unrealized appreciation (depreciation)	511,740
Net realized and unrealized loss	(663,194)
Net decrease in net assets resulting from operations	$(619,471)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LONG SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$43,723	$(253,397)
Net realized gain (loss) on investments	(1,174,934)	1,447,380
Net change in unrealized appreciation (depreciation) on investments	511,740	(897,565)
Net increase (decrease) in net assets resulting from operations	(619,471)	296,418

Capital share transactions:
Proceeds from sale of shares	6,792,140	22,503,260
Cost of shares redeemed	(10,884,360)	(13,721,183)
Net increase (decrease) from capital share transactions	(4,092,220)	8,782,077
Net increase (decrease) in net assets	(4,711,691)	9,078,495

Net assets:
Beginning of period	39,119,593	30,041,098
End of period	$34,407,902	$39,119,593
Undistributed net investment income at end of period	$43,723	$—

Capital share activity:
Shares sold	457,011	1,467,031
Shares redeemed	(741,780)	(897,693)
Net increase (decrease) in shares	(284,769)	569,338

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

LONG SHORT EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$15.27	$15.08	$14.67	$12.49	$11.96	$12.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.11)	(.09)	(.14)	— [c]	(.03)
Net gain (loss) on investments (realized and unrealized)	(.18)	.30	.50	2.32	.53	(.81)
Total from investment operations	(.16)	.19	.41	2.18	.53	(.84)
Less distributions from:
Net investment income	—	—	—	(—)[d]	—	—
Total distributions	—	—	—	(—)[d]	—	—
Net asset value, end of period	$15.11	$15.27	$15.08	$14.67	$12.49	$11.96

Total Return[e]	(1.05%)	1.26%	2.79%	17.46%	4.43%	(6.56%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,408	$39,120	$30,041	$45,295	$38,656	$40,037
Ratios to average net assets:
Net investment income (loss)	0.24%	(0.71%)	(0.63%)	(1.05%)	— [g]	(0.26%)
Total expenses[f,h]	2.36%	2.28%	2.12%	2.28%	1.86%	1.76%
Portfolio turnover rate	120%	244%	316%	292%	203%	167%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Distributions from net investment income are less than $0.01 per share.
[e]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[f]	Does not include expenses of the underlying funds in which the Fund invests.
[g]	Less than 0.01%.
[h]

Total expenses may include interest and dividend expense. Excluding interest and dividend expense related to short sales, operating expense ratios for the period ended June 30, 2016 and years ended December 31 would be:

06/30/16	2015	2014	2013	2012	2011
1.56%	1.51%	1.57%	1.62%	1.73%	1.76%

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

GLOBAL MANAGED FUTURES STRATEGY FUND

OBJECTIVE: Seeks to generate positive total returns over time.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: November 7, 2008

The Fund invests principally in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Variable Insurance Strategy Fund III	36.4%
Guggenheim Strategy Fund II	24.0%
Guggenheim Strategy Fund III	16.5%
Guggenheim Strategy Fund I	5.4%
Total	82.3%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
GLOBAL MANAGED FUTURES STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 82.3%
Guggenheim Variable Insurance Strategy Fund III[1]	225,544	$5,591,232
Guggenheim Strategy Fund II1	149,011	3,696,964
Guggenheim Strategy Fund III[1]	102,324	2,536,618
Guggenheim Strategy Fund I1	33,481	834,005
Total Mutual Funds
(Cost $12,691,159)		12,658,819

	Face Amount

REPURCHASE AGREEMENTS††,2 - 12.9%
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	$663,212	663,212
RBC Capital Markets issued 06/30/16 at 0.33% due 07/01/16	663,212	663,212
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	663,213	663,213
Total Repurchase Agreements
(Cost $1,989,637)		1,989,637

U.S. TREASURY BILLS†† - 5.5%
U.S. Treasury Bill
0.00% due 07/14/16[3]	850,000	849,962
Total U.S. Treasury Bills
(Cost $849,934)		849,962

Total Investments - 100.7%
(Cost $15,530,730)		$15,498,418
Other Assets & Liabilities, net - (0.7)%		(111,419)
Total Net Assets - 100.0%		$15,386,999

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2016 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $862,188)	5	$51,125
September 2016 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $10,067,415)	68	37,198
September 2016 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $7,447,607)	5	34,550
September 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $930,891)	7	25,257
September 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $186,719)	1	11,561
September 2016 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $455,840)	4	11,472
September 2016 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,013,328)	10	10,549
September 2016 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $921,287)	5	10,144
September 2016 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $172,196)	1	8,173
September 2016 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $15,301,549)	123	2,320
(Total Aggregate Value of Contracts $37,359,020)		$202,349

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $356,240)	4	$9,496
July 2016 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $195,067)	2	8,476
July 2016 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $351,296)	11	7,524

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
GLOBAL MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $313,200)	3	$6,244
September 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $298,480)	2	5,714
September 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $86,980)	1	5,628
September 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $194,974)	2	4,625
(Total Aggregate Value of Contracts $1,796,237)		$47,707

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $849,276)	7	$25,714
September 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $371,850)	5	2,343
(Total Aggregate Value of Contracts $1,221,126)		$28,057

COMMODITY FUTURES CONTRACTS PURCHASED†
September 2016 Silver Futures Contracts (Aggregate Value of Contracts $283,125)	3	$27,520
October 2016 Sugar #11 Futures Contracts (Aggregate Value of Contracts $182,336)	8	8,514
November 2016 Soybean Futures Contracts (Aggregate Value of Contracts $173,175)	3	6,075
August 2016 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $164,800)	4	3,771
September 2016 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $109,350)	2	3,040
December 2016 Cotton #2 Futures Contracts (Aggregate Value of Contracts $64,270)	2	(501)
August 2016 Lean Hogs Futures Contracts (Aggregate Value of Contracts $299,880)	9	(9,899)
September 2016 Corn Futures Contracts (Aggregate Value of Contracts $73,800)	4	(10,859)
(Total Aggregate Value of Contracts $1,350,736)		$27,661

COMMODITY FUTURES CONTRACTS SOLD SHORT†
September 2016 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $423,000)	20	$73,181
August 2016 Live Cattle Futures Contracts (Aggregate Value of Contracts $367,040)	8	14,771
August 2016 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $176,300)	4	7,257
September 2016 Wheat Futures Contracts (Aggregate Value of Contracts $44,525)	2	1,175
August 2016 LME Zinc Futures Contracts (Aggregate Value of Contracts $52,605)	1	(406)
August 2016 WTI Crude Futures Contracts (Aggregate Value of Contracts $48,410)	1	(666)
August 2016 LME Lead Futures Contracts (Aggregate Value of Contracts $44,694)	1	(1,332)
August 2016 Natural Gas Futures Contracts (Aggregate Value of Contracts $29,170)	1	(3,733)
September 2016 Copper Futures Contracts (Aggregate Value of Contracts $275,625)	5	(11,774)
(Total Aggregate Value of Contracts $1,461,369)		$78,473

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
GLOBAL MANAGED FUTURES STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2016 British Pound Futures Contracts (Aggregate Value of Contracts $416,313)	5	$33,283
September 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $417,169)	3	6,974
(Total Aggregate Value of Contracts $833,482)		$40,257

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2016 Australian Government 3 Year Bond Futures Contracts†† (Aggregate Value of Contracts $1,432,278)	17	$(749)
September 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,099,477)	9	(3,423)
(Total Aggregate Value of Contracts $2,531,755)		$(4,172)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2016 Topix Index Futures Contracts†† (Aggregate Value of Contracts $122,279)	1	$2,786
September 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $114,780)	1	(1,842)
July 2016 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $394,523)	7	(1,991)
July 2016 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $47,423)	1	(3,109)
September 2016 Nikkei 225 (OSE) Index Futures Contracts†† (Aggregate Value of Contracts $153,360)	1	(5,006)
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $176,230)	2	(7,795)
(Total Aggregate Value of Contracts $1,008,595)		$(16,957)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	Zero coupon rate security.

See Sector Classification in Other Information section.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
GLOBAL MANAGED FUTURES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$145,304	$—	$—	$—	$145,304
Currency Futures Contracts	—	68,314	—	—	—	68,314
Equity Futures Contracts	—	28,978	—	21,515	—	50,493
Interest Rate Futures Contracts	—	87,943	—	114,406	—	202,349
Mutual Funds	12,658,819	—	—	—	—	12,658,819
Repurchase Agreements	—	—	1,989,637	—	—	1,989,637
U.S. Treasury Bills	—	—	849,962	—	—	849,962
Total	$12,658,819	$330,539	$2,839,599	$135,921	$—	$15,964,878

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$39,170	$—	$—	$—	$39,170
Equity Futures Contracts	—	9,637	—	10,106	—	19,743
Interest Rate Futures Contracts	—	3,423	—	749	—	4,172
Total	$—	$52,230	$—	$10,855	$—	$63,085

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $849,934)	$849,962
Investments in affiliated issuers, at value (cost $12,691,159)	12,658,819
Repurchase agreements, at value (cost $1,989,637)	1,989,637
Total investments (cost $15,530,730)	15,498,418
Foreign currency, at value (cost $133,183)	133,287
Segregated cash with broker	6,000
Receivables:
Dividends	23,769
Fund shares sold	269
Interest	18
Total assets	15,661,761

Liabilities:
Overdraft due to custodian bank	133,384
Due to broker	33,471
Payable for:
Variation margin	29,569
Securities purchased	23,769
Fund shares redeemed	14,423
Management fees	11,246
Investor service fees	3,124
Transfer agent and administrative fees	1,250
Portfolio accounting fees	1,250
Miscellaneous	23,276
Total liabilities	274,762
Commitments and contingent liabilities (Note 11)	—
Net assets	$15,386,999

Net assets consist of:
Paid in capital	$17,692,612
Undistributed net investment income	93,364
Accumulated net realized loss on investments and foreign currency	(2,770,156)
Net unrealized appreciation on investments and foreign currency	371,179
Net assets	$15,386,999
Capital shares outstanding	871,288
Net asset value per share	$17.66

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$147,208
Interest	2,421
Total investment income	149,629

Expenses:
Management fees	78,651
Transfer agent and administrative fees	8,079
Investor service fees	20,198
Portfolio accounting fees	8,079
Professional fees	10,408
Custodian fees	1,044
Trustees’ fees*	492
Miscellaneous	10,297
Total expenses	137,248
Less:
Expenses waived by Adviser	(5,940)
Net expenses	131,308
Net investment income	18,321

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	19
Investments in affiliated issuers	(25,519)
Futures contracts	(1,663,659)
Foreign currency	5,261
Net realized loss on investments and foreign currency	(1,683,898)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	28
Investments in affiliated issuers	15,126
Futures contracts	114,930
Foreign currency	149
Net change in unrealized appreciation (depreciation)	130,233
Net realized and unrealized loss on investments and foreign currency	(1,553,665)
Net decrease in net assets resulting from operations	$(1,535,344)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$18,321	$(49,098)
Net realized loss on investments and foreign currency	(1,683,898)	(286,583)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	130,233	(314,085)
Net decrease in net assets resulting from operations	(1,535,344)	(649,766)

Distributions to shareholders from:
Net investment income	—	(315,444)
Net realized gains	—	(432,664)
Total distributions to shareholders	—	(748,108)

Capital share transactions:
Proceeds from sale of shares	3,682,751	17,523,860
Distributions reinvested	—	748,108
Cost of shares redeemed	(4,296,158)	(10,771,705)
Net increase (decrease) from capital share transactions	(613,407)	7,500,263
Net increase (decrease) in net assets	(2,148,751)	6,102,389

Net assets:
Beginning of period	17,535,750	11,433,361
End of period	$15,386,999	$17,535,750
Undistributed net investment income at end of period	$93,364	$75,043

Capital share activity:
Shares sold	198,105	834,934
Shares issued from reinvestment of distributions	—	37,612
Shares redeemed	(229,975)	(516,620)
Net increase (decrease) in shares	(31,870)	355,926

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

GLOBAL MANAGED FUTURES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$19.42	$20.89	$18.60	$18.15	$20.44	$22.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.07)	(.12)	(.29)	(.36)	(.46)
Net gain (loss) on investments (realized and unrealized)	(1.78)	(.25)	2.41	.74	(1.93)	(1.47)
Total from investment operations	(1.76)	(.32)	2.29	.45	(2.29)	(1.93)
Less distributions from:
Net investment income	—	(.48)	—	—	—	—
Net realized gains	—	(.67)	—	—	—	—
Total distributions	—	(1.15)	—	—	—	—
Net asset value, end of period	$17.66	$19.42	$20.89	$18.60	$18.15	$20.44

Total Return[c]	(9.06%)	(1.55%)	12.08%	2.59%	(11.20%)	(8.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,387	$17,536	$11,433	$9,231	$9,319	$14,530
Ratios to average net assets:
Net investment income (loss)	0.23%	(0.35%)	(0.67%)	(1.60%)	(1.89%)	(2.10%)
Total expenses[d]	1.70%	1.65%	1.67%	1.76%	2.05%	2.26%
Net expenses[e]	1.63%	1.57%	1.60%	1.64%	2.00%	2.15%
Portfolio turnover rate	31%	33%	43%	—	—	—

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

MULTI-HEDGE STRATEGIES FUND

OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: November 29, 2005

Ten Largest Long Holdings (% of Total Net Assets)
LinkedIn Corp. — Class A	1.2%
Piedmont Natural Gas Company, Inc.	1.2%
EMC Corp.	1.1%
U.S. Treasury Bill	1.0%
Valspar Corp.	0.9%
Alere, Inc.	0.9%
AGL Resources, Inc.	0.8%
St. Jude Medical, Inc.	0.8%
FEI Co.	0.8%
DreamWorks Animation SKG, Inc. — Class A	0.7%
Top Ten Total	9.4%

“Ten Largest Long Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 49.6%

Consumer, Non-cyclical - 9.2%
Alere, Inc.*,1	10,874	$453,228
St. Jude Medical, Inc.[1]	5,180	404,040
ExamWorks Group, Inc.*,1	7,889	274,932
Humana, Inc.[1]	1,180	212,259
HeartWare International, Inc.*	3,436	198,429
Allergan plc*,1	673	155,523
Tumi Holdings, Inc.*	4,420	118,191
Apollo Education Group, Inc. — Class A*,1	11,757	107,224
Cigna Corp.[1]	722	92,409
SABMiller plc ADR[1]	1,418	83,010
KAR Auction Services, Inc.[1]	1,957	81,685
Ingredion, Inc.[1]	616	79,717
Elizabeth Arden, Inc.*	5,776	79,478
Teleflex, Inc.[1]	435	77,130
Reynolds American, Inc.[1]	1,426	76,904
Pinnacle Foods, Inc.[1]	1,652	76,471
Mondelez International, Inc. — Class A1	1,620	73,726
Dr Pepper Snapple Group, Inc.[1]	761	73,535
Constellation Brands, Inc. — Class A1	443	73,272
UnitedHealth Group, Inc.[1]	517	73,000
Herbalife Ltd.*,1	1,244	72,811
Charles River Laboratories International, Inc.*,1	876	72,217
Celator Pharmaceuticals, Inc.*	2,372	71,587
Archer-Daniels-Midland Co.[1]	1,667	71,498
Tyson Foods, Inc. — Class A1	1,062	70,931
Cooper Companies, Inc.[1]	413	70,858
Kroger Co.[1]	1,912	70,343
Hill-Rom Holdings, Inc.[1]	1,392	70,226
Bio-Rad Laboratories, Inc. — Class A*,1	486	69,508
Amgen, Inc.[1]	447	68,011
Western Union Co.[1]	3,517	67,456
United Therapeutics Corp.*,1	612	64,823
DaVita HealthCare Partners, Inc.*,1	826	63,866
Gilead Sciences, Inc.[1]	750	62,565
Coty, Inc. — Class A1	2,266	58,893
ManpowerGroup, Inc.[1]	915	58,871
Aaron’s, Inc.[1]	2,631	57,593
AbbVie, Inc.[1]	841	52,065
Universal Health Services, Inc. — Class B1	352	47,203
Envision Healthcare Holdings, Inc.*	1,675	42,494
Spectrum Brands Holdings, Inc.[1]	352	41,997
Pilgrim’s Pride Corp.[1]	1,560	39,749
Edwards Lifesciences Corp.*,1	398	39,693
LDR Holding Corp.*	1,070	39,537
VCA, Inc.*,1	505	34,143
Johnson & Johnson[1]	199	24,139
Laboratory Corporation of America Holdings*,1	183	23,840
Eli Lilly & Co.[1]	297	23,389
Hologic, Inc.*,1	612	21,175
XenoPort, Inc.*,1	2,848	20,050
Vantiv, Inc. — Class A*,1	260	14,716
Graham Holdings Co. — Class B1	29	14,197
MEDNAX, Inc.*,1	183	13,255
Church & Dwight Company, Inc.[1]	118	12,141
Quest Diagnostics, Inc.[1]	137	11,153
JM Smucker Co.[1]	70	10,669
Total System Services, Inc.[1]	153	8,126
Hormel Foods Corp.[1]	153	5,600
Quanta Services, Inc.*,1	137	3,167
Service Corporation International[1]	76	2,055
Acadia Healthcare Company, Inc.*,1	30	1,662
Molson Coors Brewing Co. — Class B1	15	1,517
Shire plc ADR	1	149
Total Consumer, Non-cyclical		4,554,101

Consumer, Cyclical - 6.9%
DreamWorks Animation SKG, Inc. — Class A*,1	7,983	326,265
Virgin America, Inc.*,1	4,355	244,795
Ingram Micro, Inc. — Class A1	5,949	206,907
Krispy Kreme Doughnuts, Inc.*	9,450	198,072
Rite Aid Corp.*,1	26,009	194,808
Starwood Hotels & Resorts Worldwide, Inc.[1]	2,554	188,868
DR Horton, Inc.[1]	2,377	74,828
Dolby Laboratories, Inc. — Class A1	1,484	71,010
World Fuel Services Corp.[1]	1,484	70,475
Lennar Corp. — Class A1	1,514	69,795
Vista Outdoor, Inc.*,1	1,457	69,543
Darden Restaurants, Inc.[1]	1,086	68,787
Best Buy Company, Inc.[1]	2,209	67,595
Walgreens Boots Alliance, Inc.[1]	807	67,199
Office Depot, Inc.*,1	20,137	66,653
CVS Health Corp.[1]	694	66,444
Carnival Corp.[1]	1,439	63,604
PVH Corp.[1]	673	63,417
Target Corp.[1]	896	62,559
Foot Locker, Inc.[1]	1,120	61,443
Royal Caribbean Cruises Ltd.[1]	911	61,174
TiVo, Inc.*,1	6,077	60,162
Lear Corp.[1]	587	59,733
GameStop Corp. — Class A1	2,207	58,662
Norwegian Cruise Line Holdings Ltd.*,1	1,443	57,489
Liberty Interactive Corporation QVC Group — Class A*,1	2,189	55,535
Penske Automotive Group, Inc.[1]	1,718	54,048
Alaska Air Group, Inc.[1]	910	53,044
CST Brands, Inc.[1]	1,228	52,902
Kohl’s Corp.[1]	1,300	49,296
Goodyear Tire & Rubber Co.[1]	1,896	48,651
Extended Stay America, Inc.[1]	2,906	43,445
PACCAR, Inc.[1]	800	41,496
WESCO International, Inc.*,1	796	40,986
International Game Technology plc[1]	2,157	40,422
Nu Skin Enterprises, Inc. — Class A1	826	38,153
Six Flags Entertainment Corp.[1]	643	37,262
Southwest Airlines Co.[1]	948	37,171

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Dick’s Sporting Goods, Inc.[1]	796	$35,868
Mohawk Industries, Inc.*,1	153	29,033
Whirlpool Corp.[1]	122	20,330
Carmike Cinemas, Inc.*,1	652	19,638
Carter’s, Inc.[1]	183	19,484
Wyndham Worldwide Corp.[1]	229	16,312
AutoNation, Inc.*,1	336	15,785
Ford Motor Co.[1]	1,055	13,261
United Continental Holdings, Inc.*,1	306	12,558
Skechers U.S.A., Inc. — Class A*,1	413	12,274
General Motors Co.[1]	397	11,235
Dillard’s, Inc. — Class A1	183	11,090
Skullcandy, Inc.*	1,609	9,879
Hasbro, Inc.[1]	107	8,987
Total Consumer, Cyclical		3,428,432

Financial - 6.9%
First Niagara Financial Group, Inc.[1]	21,274	207,208
FirstMerit Corp.[1]	6,570	133,174
PrivateBancorp, Inc. — Class A	2,250	99,068
Chimera Investment Corp.[1]	5,103	80,116
Mid-America Apartment Communities, Inc.[1]	721	76,714
American Capital Agency Corp.[1]	3,869	76,684
CoreLogic, Inc.*,1	1,968	75,729
MFA Financial, Inc.[1]	10,319	75,019
Starwood Property Trust, Inc.[1]	3,600	74,592
Piedmont Office Realty Trust, Inc. — Class A1	3,457	74,463
Cincinnati Financial Corp.[1]	994	74,441
American Financial Group, Inc.[1]	1,003	74,152
Old Republic International Corp.[1]	3,788	73,071
Reinsurance Group of America, Inc. — Class A1	745	72,257
Nasdaq, Inc.[1]	1,117	72,237
Arch Capital Group Ltd.*,1	994	71,567
Berkshire Hathaway, Inc. — Class B*,1	488	70,658
Aspen Insurance Holdings Ltd.[1]	1,512	70,127
Equity Residential[1]	1,009	69,500
JPMorgan Chase & Co.[1]	1,116	69,348
Hartford Financial Services Group, Inc.[1]	1,557	69,100
Bank of New York Mellon Corp.[1]	1,772	68,842
Popular, Inc.[1]	2,346	68,738
Hanover Insurance Group, Inc.[1]	811	68,627
Assured Guaranty Ltd.[1]	2,696	68,398
Everest Re Group Ltd.[1]	374	68,319
Ally Financial, Inc.*,1	3,946	67,359
Synovus Financial Corp.[1]	2,311	66,996
Lamar Advertising Co. — Class A1	1,008	66,831
PNC Financial Services Group, Inc.[1]	813	66,170
E*TRADE Financial Corp.*,1	2,795	65,654
Interactive Brokers Group, Inc. — Class A1	1,852	65,561
Goldman Sachs Group, Inc.[1]	427	63,444
Capital One Financial Corp.[1]	975	61,922
Air Lease Corp. — Class A1	2,272	60,844
Travelers Companies, Inc.[1]	489	58,211
Voya Financial, Inc.[1]	2,208	54,670
Parkway Properties, Inc.[1]	2,998	50,157
Citigroup, Inc.[1]	1,175	49,808
Ameriprise Financial, Inc.[1]	535	48,070
Associated Banc-Corp.[1]	2,661	45,636
Synchrony Financial*,1	1,789	45,226
CBL & Associates Properties, Inc.[1]	4,667	43,450
Discover Financial Services[1]	807	43,247
Wilshire Bancorp, Inc.[1]	4,018	41,868
AmTrust Financial Services, Inc.[1]	1,499	36,726
Fidelity & Guaranty Life[1]	1,577	36,554
American National Insurance Co.[1]	291	32,927
Fifth Third Bancorp[1]	963	16,939
Raymond James Financial, Inc.[1]	339	16,713
Jones Lang LaSalle, Inc.[1]	153	14,910
Endurance Specialty Holdings Ltd.[1]	214	14,372
Bank of America Corp.[1]	948	12,580
Two Harbors Investment Corp.[1]	1,423	12,181
RenaissanceRe Holdings Ltd.[1]	92	10,804
Santander Consumer USA Holdings, Inc.*,1	1,024	10,578
CIT Group, Inc.[1]	290	9,254
Credit Acceptance Corp.*,1	30	5,552
Kimco Realty Corp.[1]	138	4,330
Morgan Stanley[1]	153	3,975
CME Group, Inc. — Class A1	15	1,461
Lincoln National Corp.[1]	15	582
People’s United Financial, Inc.[1]	15	220
Total Financial		3,407,931

Technology - 6.5%
EMC Corp.[1]	19,657	534,079
Demandware, Inc.*	3,658	273,984
Fairchild Semiconductor International, Inc. — Class A*,1	12,161	241,395
inContact, Inc.*,1	14,253	197,404
KLA-Tencor Corp.[1]	2,102	153,971
Lexmark International, Inc. — Class A	2,635	99,471
Cvent, Inc.*	2,778	99,230
Xura, Inc.*,1	4,027	98,380
NVIDIA Corp.[1]	1,994	93,738
Activision Blizzard, Inc.[1]	2,083	82,549
Synopsys, Inc.*,1	1,458	78,849
CA, Inc.[1]	2,383	78,233
Fidelity National Information Services, Inc.[1]	1,044	76,922
Intel Corp.[1]	2,294	75,243
Cadence Design Systems, Inc.*,1	3,051	74,139
Oracle Corp.[1]	1,763	72,160
SciQuest, Inc.*	4,050	71,523
Amdocs Ltd.[1]	1,236	71,341
Electronic Arts, Inc.*,1	902	68,336
Allscripts Healthcare Solutions, Inc.*,1	5,311	67,450
DST Systems, Inc.[1]	579	67,413
Nuance Communications, Inc.*,1	4,093	63,974
ON Semiconductor Corp.*,1	7,247	63,919
Apple, Inc.[1]	659	63,001

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Microsoft Corp.[1]	1,162	$59,460
Leidos Holdings, Inc.[1]	918	43,945
Broadridge Financial Solutions, Inc.[1]	673	43,880
Teradyne, Inc.[1]	1,759	34,635
Xerox Corp.[1]	3,426	32,513
Western Digital Corp.[1]	664	31,385
Akamai Technologies, Inc.*,1	428	23,939
SS&C Technologies Holdings, Inc.[1]	806	22,632
Citrix Systems, Inc.*,1	245	19,622
Pitney Bowes, Inc.[1]	948	16,874
Genpact Ltd.*,1	551	14,789
HP, Inc.[1]	306	3,840
Dun & Bradstreet Corp.[1]	15	1,828
Total Technology		3,216,046

Utilities - 5.5%
Piedmont Natural Gas Company, Inc.[1]	9,598	577,030
AGL Resources, Inc.[1]	6,303	415,809
Questar Corp.[1]	12,627	320,347
Empire District Electric Co.[1]	6,480	220,126
Talen Energy Corp.*	10,258	138,996
NiSource, Inc.[1]	3,103	82,292
Ameren Corp.[1]	1,483	79,459
Pinnacle West Capital Corp.[1]	970	78,628
Atmos Energy Corp.[1]	966	78,555
Xcel Energy, Inc.[1]	1,744	78,096
American Electric Power Company, Inc.[1]	1,106	77,520
SCANA Corp.[1]	1,016	76,871
Consolidated Edison, Inc.[1]	938	75,453
Edison International[1]	941	73,087
Public Service Enterprise Group, Inc.[1]	1,549	72,199
UGI Corp.[1]	1,576	71,314
Great Plains Energy, Inc.[1]	2,273	69,099
AES Corp.[1]	5,170	64,522
Exelon Corp.[1]	1,560	56,722
FirstEnergy Corp.[1]	61	2,130
Total Utilities		2,708,255

Industrial - 5.4%
FEI Co.	3,693	394,707
Rofin-Sinar Technologies, Inc.*,1	4,992	159,444
Huntington Ingalls Industries, Inc.[1]	486	81,663
Jacobs Engineering Group, Inc.*,1	1,603	79,845
Owens Corning[1]	1,528	78,722
L-3 Communications Holdings, Inc.[1]	535	78,479
Republic Services, Inc. — Class A1	1,494	76,657
Corning, Inc.[1]	3,730	76,390
Arrow Electronics, Inc.*,1	1,178	72,918
Northrop Grumman Corp.[1]	326	72,463
Sonoco Products Co.[1]	1,447	71,858
Stanley Black & Decker, Inc.[1]	639	71,070
Avnet, Inc.[1]	1,747	70,771
AMERCO[1]	188	70,416
Deere & Co.[1]	848	68,722
Trinity Industries, Inc.[1]	3,690	68,524
Eaton Corporation plc[1]	1,135	67,793
Crown Holdings, Inc.*,1	1,334	67,595
CSX Corp.[1]	2,565	66,895
GATX Corp.[1]	1,521	66,878
Manitowoc Company, Inc.[1]	12,114	66,022
Spirit AeroSystems Holdings, Inc. — Class A*,1	1,500	64,500
AGCO Corp.[1]	1,344	63,343
Jabil Circuit, Inc.[1]	3,074	56,777
Carlisle Companies, Inc.[1]	535	56,539
Ryder System, Inc.[1]	887	54,231
AECOM*,1	1,671	53,088
Masco Corp.[1]	1,650	51,051
FedEx Corp.[1]	322	48,873
Multi-Fineline Electronix, Inc.*,1	1,901	44,103
ITT, Inc.[1]	1,377	44,036
Regal Beloit Corp.[1]	673	37,049
Oshkosh Corp.[1]	734	35,019
Waste Management, Inc.[1]	480	31,810
Bemis Company, Inc.[1]	505	26,002
Kirby Corp.*,1	398	24,832
Snap-on, Inc.[1]	122	19,254
Caterpillar, Inc.[1]	245	18,573
PerkinElmer, Inc.[1]	107	5,609
Textron, Inc.[1]	76	2,779
FLIR Systems, Inc.[1]	76	2,352
Teekay Corp.[1]	92	656
Total Industrial		2,668,308

Communications - 3.9%
LinkedIn Corp. — Class A*	3,250	615,063
Starz — Class A*	3,883	116,180
Qihoo 360 Technology Company Ltd. ADR*,1	1,120	81,816
AT&T, Inc.[1]	1,816	78,470
Comcast Corp. — Class A1	1,157	75,425
Symantec Corp.[1]	3,671	75,402
Cisco Systems, Inc.[1]	2,598	74,537
TEGNA, Inc.[1]	3,014	69,834
Thomson Reuters Corp.[1]	1,722	69,603
VeriSign, Inc.*,1	800	69,168
eBay, Inc.*,1	2,921	68,381
Juniper Networks, Inc.[1]	3,005	67,582
Walt Disney Co.[1]	627	61,333
Expedia, Inc.[1]	535	56,870
United States Cellular Corp.*,1	1,006	39,506
Liberty SiriusXM Group — Class A*,1	1,066	33,430
Liberty SiriusXM Group — Class C*,1	1,082	33,401
Alphabet, Inc. — Class A*,1	46	32,362
Alphabet, Inc. — Class C*,1	46	31,837
Scripps Networks Interactive, Inc. — Class A1	505	31,446
ARRIS International plc*,1	1,438	30,140
IAC/InterActiveCorp[1]	535	30,121
Telephone & Data Systems, Inc.[1]	887	26,308
CenturyLink, Inc.[1]	826	23,962

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

AMC Networks, Inc. — Class A*,1	183	$11,057
Omnicom Group, Inc.[1]	92	7,497
John Wiley & Sons, Inc. — Class A1	46	2,400
Interpublic Group of Companies, Inc.[1]	92	2,125
GoDaddy, Inc. — Class A*,1	30	936
Total Communications		1,916,192

Basic Materials - 2.7%
Valspar Corp.[1]	4,232	457,183
Syngenta AG ADR[1]	1,234	94,759
Axiall Corp.	2,682	87,461
Albemarle Corp.[1]	1,071	84,941
Reliance Steel & Aluminum Co.[1]	976	75,054
Steel Dynamics, Inc.[1]	2,940	72,030
Nucor Corp.[1]	1,377	68,038
Celanese Corp. — Class A1	1,017	66,563
Domtar Corp.[1]	1,831	64,103
Eastman Chemical Co.[1]	941	63,894
LyondellBasell Industries N.V. — Class A1	820	61,024
Mosaic Co.[1]	2,310	60,476
Newmont Mining Corp.[1]	1,162	45,457
Huntsman Corp.[1]	1,912	25,716
Cabot Corp.[1]	306	13,972
Sherwin-Williams Co.[1]	15	4,405
Total Basic Materials		1,345,076

Energy - 2.6%
Baker Hughes, Inc.[1]	4,254	191,983
Memorial Resource Development Corp.*	6,408	101,759
Williams Partners, LP1	2,660	92,142
Exxon Mobil Corp.[1]	780	73,117
Chevron Corp.[1]	695	72,857
Rowan Companies plc — Class A1	3,843	67,867
Tesoro Corp.[1]	881	66,004
First Solar, Inc.*,1	1,254	60,794
Valero Energy Corp.[1]	1,185	60,434
Frank’s International N.V.[1]	3,770	55,080
Helmerich & Payne, Inc.[1]	796	53,435
HollyFrontier Corp.[1]	1,989	47,279
Marathon Petroleum Corp.[1]	1,233	46,805
Noble Corporation plc[1]	5,353	44,109
SM Energy Co.[1]	1,468	39,636
Rice Energy, Inc.*,1	1,636	36,057
Antero Resources Corp.*,1	1,331	34,579
PBF Energy, Inc. — Class A1	1,420	33,768
WPX Energy, Inc.*,1	2,569	23,917
Western Refining, Inc.	1,128	23,261
Equities Corp.[1]	199	15,409
Kosmos Energy Ltd.*,1	2,095	11,418
Diamond Offshore Drilling, Inc.[1]	444	10,803
Rose Rock Midstream, LP	386	10,187
Hess Corp.[1]	153	9,195
EP Energy Corp. — Class A*,1	1,376	7,128
Total Energy		1,289,023

Diversified - 0.0%
Resource America, Inc. — Class A1	2,052	19,945

Total Common Stocks
(Cost $23,654,332)		24,553,309

MUTUAL FUNDS† - 0.0%
Guggenheim Strategy Fund II2	471	11,694
Guggenheim Strategy Fund I2	448	11,168
Total Mutual Funds
(Cost $22,822)		22,862

CLOSED-END FUNDS† - 12.4%
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund[1]	13,955	226,907
Nuveen Maryland Premium Income Municipal Fund[1]	13,361	189,859
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund[1,2]	16,639	184,858
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	32,169	182,719
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	8,197	168,366
Western Asset/Claymore Inflation-Linked Securities & Income Fund[1,2]	14,652	168,205
Morgan Stanley Emerging Markets Debt Fund, Inc.[1]	17,393	161,059
Adams Diversified Equity Fund, Inc.[1]	11,919	151,014
Tri-Continental Corp.[1]	7,225	148,402
BlackRock Enhanced Equity Dividend Trust[1]	18,774	147,939
BlackRock Resources & Commodities Strategy Trust[1]	19,131	147,309
AllianzGI Equity & Convertible Income Fund[1]	7,948	146,164
Calamos Strategic Total Return Fund[1]	14,747	145,700
First Trust High Income Long/Short Fund[1]	9,778	145,008
Nuveen Credit Strategies Income Fund[1]	17,652	142,628
BlackRock Credit Allocation Income Trust[1]	10,846	141,215
Alpine Total Dynamic Dividend Fund[1]	19,384	140,728
GDL Fund[1]	13,720	136,240
Boulder Growth & Income Fund, Inc.[1]	14,168	115,186
Zweig Total Return Fund, Inc.	7,845	94,375
Gabelli Healthcare & WellnessRx Trust[1]	8,589	91,731
General American Investors Company, Inc.[1]	2,887	88,977
Advent Claymore Convertible Securities and Income Fund II1,2	15,135	83,545
Clough Global Allocation Fund[1]	7,015	82,076
Western Asset Worldwide Income Fund, Inc.[1]	6,723	73,886
Swiss Helvetia Fund, Inc.[1]	7,125	73,744
Madison Covered Call & Equity Strategy Fund[1]	7,995	61,242
Zweig Fund, Inc.	4,133	52,034

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Western Asset Emerging Markets Income Fund, Inc.[1]	4,566	$49,495
Ellsworth Growth and Income Fund Ltd.[1]	6,006	47,147
Bancroft Fund Ltd.[1]	2,355	44,062
Putnam High Income Securities Fund[1]	5,733	43,972
Nuveen New Jersey Dividend Advantage Municipal Fund[1]	2,739	42,126
China Fund, Inc.[1]	2,719	39,317
Lazard Global Total Return and Income Fund, Inc.[1]	2,953	38,625
Duff & Phelps Global Utility Income Fund, Inc.[1]	2,210	37,924
Korea Equity Fund, Inc.[1]	4,758	37,398
Central Securities Corp.[1]	1,877	36,864
RMR Real Estate Income Fund[1]	1,699	36,121
Ares Dynamic Credit Allocation Fund, Inc.[1]	2,431	33,426
Wells Fargo Multi-Sector Income Fund[1]	2,631	33,282
Delaware Enhanced Global Dividend & Income Fund[1]	3,378	32,530
Nuveen Diversified Dividend & Income Fund[1]	2,778	32,503
First Trust Aberdeen Global Opportunity Income Fund[1]	2,730	31,231
Templeton Emerging Markets Income Fund[1]	2,966	31,054
Ivy High Income Opportunities Fund[1]	2,090	28,570
MFS Multimarket Income Trust[1]	4,626	27,987
Advent/Claymore Enhanced Growth & Income Fund[1,2]	3,208	26,274
Franklin Limited Duration Income Trust[1]	2,198	25,497
New Ireland Fund, Inc.[1]	2,153	25,492
Cohen & Steers Closed-End Opportunity Fund, Inc.[1]	2,110	24,371
Cohen & Steers Infrastructure Fund, Inc.[1]	1,128	24,162
CBRE Clarion Global Real Estate Income Fund[1]	2,830	23,291
First Trust Enhanced Equity Income Fund[1]	1,758	23,065
PIMCO Dynamic Credit Income Fund[1]	1,197	22,899
Tekla Healthcare Opportunities Fund[1]	1,370	22,783
Gabelli Dividend & Income Trust[1]	1,188	22,726
BlackRock Limited Duration Income Trust[1]	1,479	22,555
Eaton Vance Limited Duration Income Fund[1]	1,678	22,552
Western Asset Emerging Markets Debt Fund, Inc.[1]	1,457	22,409
BlackRock Corporate High Yield Fund, Inc.[1]	2,139	22,331
Western Asset High Yield Defined Opportunity Fund, Inc.[1]	1,479	22,215
MFS Charter Income Trust[1]	2,621	22,200
Liberty All Star Equity Fund[1]	4,418	22,178
BlackRock Multi-Sector Income Trust[1]	1,339	22,160
BlackRock Debt Strategies Fund, Inc.[1]	6,262	22,105
Royce Value Trust, Inc.[1]	1,872	22,033
AllianzGI NFJ Dividend Interest & Premium Strategy Fund[1]	1,737	21,417
Asia Tigers Fund, Inc.[1]	2,116	20,250
ASA Gold and Precious Metals Ltd.[1]	1,335	19,731
Madison Strategic Sector Premium Fund[1]	1,645	18,901
Tortoise Energy Independence Fund, Inc.[1]	1,250	18,650
Tortoise Pipeline & Energy Fund, Inc.[1]	973	18,108
Brookfield Global Listed Infrastructure Income Fund, Inc.[1]	1,372	18,056
First Trust Energy Infrastructure Fund[1]	1,004	17,520
Legg Mason BW Global Income Opportunities Fund, Inc.[1]	1,341	17,379
Western Asset Global High Income Fund, Inc.[1]	1,756	17,051
Diversified Real Asset Income Fund[1]	1,019	16,864
Nuveen Dow 30sm Dynamic Overwrite Fund[1]	1,156	16,797
Morgan Stanley India Investment Fund, Inc.[1]	629	16,775
Templeton Dragon Fund, Inc.[1]	968	16,766
Nuveen Global High Income Fund[1]	1,165	16,764
Voya Infrastructure Industrials and Materials Fund[1]	1,352	16,711
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.[1]	1,630	16,610
LMP Capital and Income Fund, Inc.[1]	1,261	16,557
Wells Fargo Global Dividend Opportunity Fund[1]	2,773	16,555
Clough Global Opportunities Fund[1]	1,774	16,551
Adams Natural Resources Fund, Inc.[1]	821	16,510
Royce Micro-Capital Trust, Inc.[1]	2,247	16,493
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	770	16,478
Calamos Global Dynamic Income Fund[1]	2,343	16,448
Putnam Premier Income Trust[1]	3,491	16,408
Wells Fargo Income Opportunities Fund[1]	2,046	16,163
India Fund, Inc.[1]	664	16,135
Blackstone / GSO Strategic Credit Fund[1]	1,113	16,016
ClearBridge American Energy MLP Fund, Inc.[1]	1,836	15,881
Prudential Global Short Duration High Yield Fund, Inc.[1]	1,057	15,866
Western Asset Managed High Income Fund, Inc.[1]	3,349	15,807
BlackRock Global Opportunities Equity Trust[1]	1,328	15,737
Voya Global Equity Dividend and Premium Opportunity Fund[1]	2,262	15,676
Eaton Vance Tax-Advantaged Global Dividend Income Fund[1]	1,082	15,570
BlackRock International Growth and Income Trust[1]	2,691	15,473
KKR Income Opportunities Fund[1]	966	14,548
Avenue Income Credit Strategies Fund[1]	1,214	14,544
Virtus Global Multi-Sector Income Fund[1]	951	14,417
Voya Natural Resources Equity Income Fund[1]	2,250	14,220
Nuveen Senior Income Fund[1]	2,339	14,128
John Hancock Hedged Equity & Income Fund[1]	936	14,031
Neuberger Berman High Yield Strategies Fund, Inc.[1]	1,275	13,961
Nuveen Tax-Advantaged Total Return Strategy Fund[1]	1,195	13,480
Nuveen Short Duration Credit Opportunities Fund[1]	857	13,472
Stone Harbor Emerging Markets Total Income Fund[1]	997	13,160

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Nuveen Tax-Advantaged Dividend Growth Fund[1]	920	$13,156
Nuveen Real Asset Income and Growth Fund[1]	777	13,131
Nuveen Michigan Quality Income Municipal Fund[1]	823	12,633
Templeton Emerging Markets Fund/United States[1]	1,072	12,210
Cohen & Steers Global Income Builder, Inc.[1]	1,361	11,868
Clough Global Equity Fund[1]	1,108	11,867
Nuveen Enhanced Municipal Credit Opportunities Fund[1]	734	11,685
Mexico Fund, Inc.[1]	698	11,678
Voya Emerging Markets High Income Dividend Equity Fund[1]	1,539	11,312
Gabelli Multimedia Trust, Inc.[1]	1,602	11,294
Nuveen North Carolina Premium Income Municipal Fund[1]	752	11,122
Dividend and Income Fund[1]	1,008	10,997
Franklin Universal Trust[1]	1,571	10,840
Credit Suisse Asset Management Income Fund, Inc.[1]	3,688	10,806
Voya Asia Pacific High Dividend Equity Income Fund[1]	1,213	10,735
Western Asset Global Partners Income Fund, Inc.[1]	1,249	10,704
John Hancock Investors Trust[1]	662	10,671
Cushing Renaissance Fund[1]	680	10,656
First Trust Strategic High Income Fund II1	874	10,453
Sprott Focus Trust, Inc.[1]	1,607	10,317
Invesco High Income Trust II1	745	10,251
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund[1]	814	10,102
Alpine Global Dynamic Dividend Fund[1]	1,186	10,034
Nuveen Connecticut Premium Income Municipal Fund[1]	701	9,793
Aberdeen Singapore Fund, Inc.[1]	1,047	9,465
Japan Smaller Capitalization Fund, Inc.[1]	955	9,340
Korea Fund, Inc.[1]	287	9,279
Calamos Global Total Return Fund[1]	842	9,262
Lazard World Dividend & Income Fund, Inc.[1]	1,003	9,057
Nuveen Multi-Market Income Fund, Inc.[1]	1,055	7,902
Voya Global Advantage and Premium Opportunity Fund[1]	771	7,610
Special Opportunities Fund, Inc.[1]	545	7,494
Nuveen Flexible Investment Income Fund[1]	461	7,293
Morgan Stanley Emerging Markets Fund, Inc.[1]	539	7,158
Gabelli Global Utility & Income Trust[1]	381	7,083
Central Europe Russia and Turkey Fund, Inc.[1]	382	6,998
New Germany Fund, Inc.[1]	535	6,955
First Trust Aberdeen Emerging Opportunity Fund[1]	463	6,815
Delaware Investments Dividend & Income Fund, Inc.[1]	647	6,444
Aberdeen Latin America Equity Fund, Inc.[1]	319	6,418
Liberty All Star Growth Fund, Inc.[1]	1,465	6,007
Aberdeen Greater China Fund, Inc.[1]	703	5,870
Aberdeen Chile Fund, Inc.[1]	930	5,813
Aberdeen Japan Equity Fund, Inc.[1]	736	5,645
Morgan Stanley Asia-Pacific Fund, Inc.[1]	409	5,644
Guggenheim Enhanced Equity Income Fund[1,2]	727	5,453
Guggenheim Enhanced Equity Strategy Fund[1,2]	347	5,347
JPMorgan China Region Fund, Inc.[1]	348	5,290
Nuveen S&P 500 Dynamic Overwrite Fund[1]	371	5,016
Taiwan Fund, Inc.*,1	326	4,965
European Equity Fund, Inc.[1]	631	4,890
Mexico Equity & Income Fund, Inc.[1]	442	4,813
Asia Pacific Fund, Inc.[1]	454	4,427
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.*,1	365	4,413
Advent Claymore Convertible Securities and Income Fund[1,2]	314	4,380
MFS Intermediate High Income Fund[1]	1,727	4,266
Deutsche Strategic Income Trust[1]	368	4,221
Guggenheim Equal Weight Enhanced Equity Income Fund[1,2]	237	3,915
Nuveen Pennsylvania Investment Quality Municipal Fund[1]	213	3,282
BlackRock New York Municipal Income Quality Trust[1]	215	3,240
Deutsche High Income Trust[1]	368	3,231
Nuveen Select Quality Municipal Fund, Inc.[1]	208	3,228
Deutsche Multi-Market Income Trust[1]	394	3,211
Nuveen Premier Municipal Income Fund, Inc.[1]	213	3,210
Nuveen Premium Income Municipal Fund, Inc.[1]	207	3,194
Nuveen Municipal Market Opportunity Fund, Inc.[1]	211	3,182
Nuveen New York AMT-Free Municipal Income Fund[1]	222	3,164
BlackRock Muni Intermediate Duration Fund, Inc.[1]	206	3,139
Western Asset Global Corporate Defined Opportunity Fund, Inc.[1]	180	3,067
Western Asset High Income Opportunity Fund, Inc.[1]	612	2,999
Brookfield High Income Fund, Inc.[1]	411	2,963
Latin American Discovery Fund, Inc.[1]	317	2,929
Aberdeen Australia Equity Fund, Inc.[1]	511	2,882
Calamos Convertible Opportunities and Income Fund[1]	276	2,713
Gabelli Convertible and Income Securities Fund, Inc.[1]	522	2,427
New America High Income Fund, Inc.[1]	180	1,539
Total Closed-End Funds
(Cost $6,133,573)		6,129,546

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Face Amount	Value

U.S. TREASURY BILLS†† - 1.0%
U.S. Treasury Bill
0.00% due 07/14/16[3]	$500,000	$499,978
Total U.S. Treasury Bills
(Cost $499,961)		499,978

REPURCHASE AGREEMENTS††,4 - 30.3%
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	5,006,234	5,006,234
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	5,006,234	5,006,234
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	5,006,233	5,006,233
Total Repurchase Agreements
(Cost $15,018,701)		15,018,701

Total Investments - 93.3%
(Cost $45,329,389)		$46,224,396

	Shares

COMMON STOCKS SOLD SHORT† - (31.3)%

Diversified - (0.1)%
Leucadia National Corp.	3,381	(58,592)

Basic Materials - (1.4)%
Axalta Coating Systems Ltd.*	351	(9,312)
Freeport-McMoRan, Inc.	1,449	(16,142)
Alcoa, Inc.	1,922	(17,817)
PPG Industries, Inc.	244	(25,413)
Platform Specialty Products Corp.*	2,944	(26,143)
Allegheny Technologies, Inc.	2,701	(34,438)
WR Grace & Co.	610	(44,658)
NewMarket Corp.	113	(46,825)
Southern Copper Corp.	1,785	(48,159)
Praxair, Inc.	475	(53,385)
RPM International, Inc.	1,077	(53,796)
Ecolab, Inc.	490	(58,114)
FMC Corp.	1,345	(62,287)
Monsanto Co.	605	(62,563)
Tahoe Resources, Inc.	4,554	(68,173)
Royal Gold, Inc.	1,003	(72,236)
Total Basic Materials		(699,461)

Utilities - (2.1)%
DTE Energy Co.	30	(2,974)
American Water Works Company, Inc.	122	(10,310)
Calpine Corp.*	793	(11,697)
Westar Energy, Inc.	244	(13,686)
Duke Energy Corp.	198	(16,986)
NRG Energy, Inc.	1,709	(25,618)
PG&E Corp.	580	(37,074)
Hawaiian Electric Industries, Inc.	1,776	(58,235)
Eversource Energy	1,012	(60,619)
Southern Co.	1,137	(60,977)
Entergy Corp.	754	(61,338)
NextEra Energy, Inc.	474	(61,810)
Vectren Corp.	1,175	(61,887)
Sempra Energy	544	(62,027)
OGE Energy Corp.	1,902	(62,291)
Dominion Resources, Inc.	800	(62,344)
Aqua America, Inc.	1,780	(63,475)
WEC Energy Group, Inc.	979	(63,929)
Alliant Energy Corp.	1,616	(64,155)
CenterPoint Energy, Inc.	2,726	(65,424)
National Fuel Gas Co.	1,173	(66,720)
MDU Resources Group, Inc.	2,924	(70,176)
Total Utilities		(1,063,752)

Energy - (2.2)%
Chesapeake Energy Corp.*	30	(128)
Southwestern Energy Co.*	15	(189)
California Resources Corp.	83	(1,013)
QEP Resources, Inc.	213	(3,755)
Whiting Petroleum Corp.*	463	(4,287)
Denbury Resources, Inc.	1,436	(5,155)
Energen Corp.	128	(6,171)
Halliburton Co.	138	(6,250)
SemGroup Corp. — Class A	250	(8,140)
NOW, Inc.*	549	(9,959)
CVR Energy, Inc.	778	(12,059)
Murphy Oil Corp.	384	(12,192)
Kinder Morgan, Inc.	753	(14,096)
Superior Energy Services, Inc.	824	(15,170)
Concho Resources, Inc.*	130	(15,505)
Dril-Quip, Inc.*	335	(19,574)
Schlumberger Ltd.	259	(20,482)
ONEOK, Inc.	502	(23,820)
Cobalt International Energy, Inc.*	17,931	(24,028)
Western Refining, Inc.	1,165	(24,034)
Continental Resources, Inc.*	551	(24,944)
RPC, Inc.*	1,861	(28,901)
Noble Energy, Inc.	824	(29,557)
Weatherford International plc*	5,584	(30,991)
Targa Resources Corp.	763	(32,153)
Apache Corp.	595	(33,124)
Devon Energy Corp.	1,047	(37,954)
Pioneer Natural Resources Co.	271	(40,978)
Gulfport Energy Corp.*	1,327	(41,482)
FMC Technologies, Inc.*	1,611	(42,965)
Murphy USA, Inc.*	626	(46,424)
Cabot Oil & Gas Corp. — Class A	2,108	(54,260)
Occidental Petroleum Corp.	738	(55,763)
Cheniere Energy, Inc.*	1,557	(58,465)

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

EOG Resources, Inc.	704	$(58,728)
Anadarko Petroleum Corp.	1,195	(63,634)
Cimarex Energy Co.	547	(65,268)
Range Resources Corp.	2,403	(103,664)
Total Energy		(1,075,262)

Communications - (2.4)%
Tribune Media Co. — Class A	229	(8,972)
Liberty Ventures*	458	(16,978)
Discovery Communications, Inc. — Class A*	794	(20,033)
Twenty-First Century Fox, Inc. — Class A	965	(26,103)
Twenty-First Century Fox, Inc. — Class B	965	(26,296)
Palo Alto Networks, Inc.*	229	(28,085)
Frontier Communications Corp.	7,339	(36,255)
Priceline Group, Inc.*	33	(41,198)
Groupon, Inc. — Class A*	15,745	(51,171)
Twitter, Inc.*	3,219	(54,433)
Arista Networks, Inc.*	846	(54,465)
CBS Corp. — Class B	1,014	(55,202)
FireEye, Inc.*	3,413	(56,212)
TripAdvisor, Inc.*	881	(56,648)
Viavi Solutions, Inc.*	8,810	(58,410)
CommScope Holding Company, Inc.*	1,969	(61,098)
Yahoo!, Inc.*	1,636	(61,448)
Zayo Group Holdings, Inc.*	2,206	(61,613)
DISH Network Corp. — Class A*	1,187	(62,199)
Splunk, Inc.*	1,197	(64,853)
Yelp, Inc. — Class A*	2,207	(67,005)
Clear Channel Outdoor Holdings, Inc. — Class A	10,889	(67,730)
Pandora Media, Inc.*	6,348	(79,033)
Zillow Group, Inc. — Class A*	2,216	(81,216)
Total Communications		(1,196,656)

Technology - (3.0)%
Qorvo, Inc.*	30	(1,658)
Red Hat, Inc.*	46	(3,340)
MSCI, Inc. — Class A	46	(3,548)
Accenture plc — Class A	107	(12,122)
Linear Technology Corp.	366	(17,030)
International Business Machines Corp.	137	(20,794)
VeriFone Systems, Inc.*	2,038	(37,785)
Ultimate Software Group, Inc.*	183	(38,483)
Fortinet, Inc.*	1,221	(38,571)
salesforce.com, Inc.*	488	(38,752)
Maxim Integrated Products, Inc.	1,099	(39,223)
Cree, Inc.*	2,105	(51,446)
Autodesk, Inc.*	954	(51,650)
Tableau Software, Inc. — Class A*	1,068	(52,247)
NCR Corp.*	1,964	(54,540)
ServiceNow, Inc.*	827	(54,913)
NetSuite, Inc.*	757	(55,110)
Marvell Technology Group Ltd.	5,940	(56,608)
Teradata Corp.*	2,262	(56,708)
QUALCOMM, Inc.	1,083	(58,016)
Cerner Corp.*	992	(58,131)
PTC, Inc.*	1,564	(58,775)
Workday, Inc. — Class A*	801	(59,811)
Zynga, Inc. — Class A*	25,135	(62,586)
Cypress Semiconductor Corp.	6,330	(66,782)
CDK Global, Inc.	1,233	(68,419)
Paychex, Inc.	1,221	(72,650)
Veeva Systems, Inc. — Class A*	2,162	(73,767)
Lam Research Corp.	1,051	(88,347)
VMware, Inc. — Class A*	2,182	(124,853)
Total Technology		(1,476,665)

Consumer, Cyclical - (3.7)%
Allison Transmission Holdings, Inc.	30	(847)
Hilton Worldwide Holdings, Inc.	77	(1,735)
L Brands, Inc.	30	(2,014)
Ross Stores, Inc.	46	(2,608)
Toro Co.	30	(2,646)
lululemon athletica, Inc.*	137	(10,119)
Nordstrom, Inc.	275	(10,464)
Scotts Miracle-Gro Co. — Class A	198	(13,842)
VF Corp.	259	(15,926)
Delphi Automotive plc	259	(16,213)
Wynn Resorts Ltd.	183	(16,587)
Advance Auto Parts, Inc.	122	(19,719)
HD Supply Holdings, Inc.*	597	(20,788)
Harman International Industries, Inc.	305	(21,905)
Under Armour, Inc. — Class A*	748	(30,017)
TJX Companies, Inc.	397	(30,660)
Costco Wholesale Corp.	198	(31,094)
MSC Industrial Direct Company, Inc. — Class A	448	(31,611)
Hyatt Hotels Corp. — Class A*	717	(35,233)
BorgWarner, Inc.	1,221	(36,044)
Signet Jewelers Ltd.	443	(36,508)
Polaris Industries, Inc.	473	(38,672)
Tempur Sealy International, Inc.*	702	(38,835)
WABCO Holdings, Inc.*	488	(44,686)
Tiffany & Co.	779	(47,238)
Hanesbrands, Inc.	1,892	(47,546)
Panera Bread Co. — Class A*	228	(48,322)
Chipotle Mexican Grill, Inc. — Class A*	122	(49,137)
WW Grainger, Inc.	219	(49,768)
Williams-Sonoma, Inc.	966	(50,358)
Kate Spade & Co.*	2,445	(50,391)
Spirit Airlines, Inc.*	1,144	(51,331)
Harley-Davidson, Inc.	1,149	(52,050)
Choice Hotels International, Inc.	1,107	(52,715)
Sally Beauty Holdings, Inc.*	1,802	(52,997)
Lions Gate Entertainment Corp.	2,634	(53,286)
Fastenal Co.	1,221	(54,200)
Dunkin’ Brands Group, Inc.	1,245	(54,307)
CarMax, Inc.*	1,131	(55,453)
Tractor Supply Co.	610	(55,620)
Tupperware Brands Corp.	997	(56,111)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

MGM Resorts International*	2,609	$(59,042)
Yum! Brands, Inc.	725	(60,117)
Ulta Salon Cosmetics & Fragrance, Inc.*	262	(63,834)
Copart, Inc.*	1,357	(66,506)
Dollar Tree, Inc.*	721	(67,947)
Marriott International, Inc. — Class A	2,043	(135,777)
Total Consumer, Cyclical		(1,842,826)

Industrial - (4.2)%
Colfax Corp.*	46	(1,217)
AMETEK, Inc.	61	(2,820)
Union Pacific Corp.	76	(6,631)
Expeditors International of Washington, Inc.	137	(6,718)
Fortune Brands Home & Security, Inc.	122	(7,072)
Lockheed Martin Corp.	30	(7,445)
Honeywell International, Inc.	76	(8,840)
Acuity Brands, Inc.	46	(11,406)
General Dynamics Corp.	92	(12,810)
Hexcel Corp.	397	(16,531)
Pentair plc	320	(18,653)
Golar LNG Ltd.	1,219	(18,895)
Boeing Co.	153	(19,870)
Middleby Corp.*	183	(21,091)
Emerson Electric Co.	473	(24,672)
Timken Co.	851	(26,092)
Wabtec Corp.	443	(31,112)
Hubbell, Inc.	305	(32,168)
Ball Corp.	519	(37,519)
Kennametal, Inc.	1,877	(41,500)
Triumph Group, Inc.	1,205	(42,778)
Zebra Technologies Corp. — Class A*	883	(44,238)
Graco, Inc.	564	(44,550)
United Parcel Service, Inc. — Class B	416	(44,812)
Kansas City Southern	503	(45,315)
Chicago Bridge & Iron Company N.V.	1,404	(48,621)
SPX Corp.*	3,387	(50,297)
Rockwell Collins, Inc.	610	(51,935)
Trimble Navigation Ltd.*	2,139	(52,106)
Flowserve Corp.	1,158	(52,307)
J.B. Hunt Transport Services, Inc.	656	(53,090)
Lincoln Electric Holdings, Inc.	908	(53,645)
Armstrong World Industries, Inc.*	1,399	(54,771)
Stericycle, Inc.*	534	(55,600)
National Instruments Corp.	2,034	(55,732)
B/E Aerospace, Inc.	1,209	(55,826)
IDEX Corp.	696	(57,142)
Garmin Ltd.	1,352	(57,352)
CH Robinson Worldwide, Inc.	776	(57,618)
United Technologies Corp.	564	(57,837)
3M Co.	334	(58,490)
Allegion plc	844	(58,599)
Owens-Illinois, Inc.*	3,263	(58,767)
Covanta Holding Corp.	3,638	(59,845)
SBA Communications Corp. — Class A*	555	(59,906)
Nordson Corp.	717	(59,948)
Landstar System, Inc.	881	(60,490)
Donaldson Company, Inc.	1,769	(60,783)
Eagle Materials, Inc.	806	(62,183)
TransDigm Group, Inc.*	255	(67,241)
Cognex Corp.	1,572	(67,753)
Total Industrial		(2,062,639)

Consumer, Non-cyclical - (5.8)%
Altria Group, Inc.	30	(2,069)
Bunge Ltd.	46	(2,721)
Community Health Systems, Inc.*	260	(3,133)
Clorox Co.	30	(4,152)
HCA Holdings, Inc.*	61	(4,698)
BioMarin Pharmaceutical, Inc.*	76	(5,913)
Akorn, Inc.*	214	(6,096)
Moody’s Corp.	76	(7,122)
Alexion Pharmaceuticals, Inc.*	61	(7,122)
Incyte Corp.*	122	(9,758)
Herc Holdings, Inc.*	1,079	(11,945)
Robert Half International, Inc.	320	(12,211)
Endo International plc*	870	(13,563)
Avis Budget Group, Inc.*	443	(14,278)
Bluebird Bio, Inc.*	351	(15,195)
Patterson Companies, Inc.	381	(18,246)
Bruker Corp.	854	(19,420)
Rollins, Inc.	671	(19,640)
CoStar Group, Inc.*	92	(20,117)
Tenet Healthcare Corp.*	732	(20,232)
Alnylam Pharmaceuticals, Inc.*	381	(21,142)
Jazz Pharmaceuticals plc*	153	(21,620)
Bristol-Myers Squibb Co.	335	(24,639)
Estee Lauder Companies, Inc. — Class A	275	(25,031)
Philip Morris International, Inc.	263	(26,752)
Whole Foods Market, Inc.	900	(28,818)
Ionis Pharmaceuticals, Inc.*	1,380	(32,140)
PepsiCo, Inc.	305	(32,312)
Nielsen Holdings plc	748	(38,874)
Puma Biotechnology, Inc.*	1,312	(39,084)
Amsurg Corp. — Class A*	559	(43,345)
Stryker Corp.	381	(45,655)
Alkermes plc*	1,083	(46,807)
Sprouts Farmers Market, Inc.*	2,084	(47,724)
Intercept Pharmaceuticals, Inc.*	335	(47,798)
Anthem, Inc.	372	(48,858)
Avon Products, Inc.	12,957	(48,977)
Intuitive Surgical, Inc.*	76	(50,267)
Illumina, Inc.*	366	(51,379)
Premier, Inc. — Class A*	1,587	(51,895)
Brookdale Senior Living, Inc. — Class A*	3,387	(52,295)
Morningstar, Inc.	654	(53,484)
CR Bard, Inc.	229	(53,852)
Colgate-Palmolive Co.	775	(56,730)
ConAgra Foods, Inc.	1,190	(56,894)

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Brown-Forman Corp. — Class B	575	$(57,362)
Macquarie Infrastructure Corp.	778	(57,611)
Vertex Pharmaceuticals, Inc.*	671	(57,719)
Coca-Cola Co.	1,277	(57,886)
S&P Global, Inc.	542	(58,135)
FleetCor Technologies, Inc.*	413	(59,113)
Edgewell Personal Care Co.*	704	(59,425)
Kellogg Co.	739	(60,339)
Mead Johnson Nutrition Co. — Class A	667	(60,530)
Sysco Corp.	1,193	(60,533)
Hain Celestial Group, Inc.*	1,221	(60,745)
Kimberly-Clark Corp.	451	(62,003)
McCormick & Company, Inc.	582	(62,082)
Live Nation Entertainment, Inc.*	2,666	(62,650)
Verisk Analytics, Inc. — Class A*	775	(62,837)
Align Technology, Inc.*	783	(63,071)
Gartner, Inc.*	653	(63,609)
Automatic Data Processing, Inc.	710	(65,228)
IDEXX Laboratories, Inc.*	712	(66,116)
WhiteWave Foods Co. — Class A*	1,413	(66,326)
Hershey Co.	611	(69,343)
Aetna, Inc.	989	(120,787)
Abbott Laboratories	4,510	(177,288)
Total Consumer, Non-cyclical		(2,854,741)

Financial - (6.4)%
Progressive Corp.	30	(1,005)
Invesco Ltd.	107	(2,733)
Prologis, Inc.	61	(2,991)
Liberty Property Trust	91	(3,615)
Realty Income Corp.	61	(4,231)
Torchmark Corp.	76	(4,698)
Allied World Assurance Company Holdings AG	153	(5,376)
Apartment Investment & Management Co. — Class A	137	(6,050)
Chubb Ltd.	61	(7,973)
DDR Corp.	503	(9,124)
WP Carey, Inc.	168	(11,663)
Genworth Financial, Inc. — Class A*	5,920	(15,274)
OneMain Holdings, Inc.*	732	(16,704)
Unum Group	549	(17,453)
Vornado Realty Trust	183	(18,322)
Waddell & Reed Financial, Inc. — Class A	1,221	(21,026)
Douglas Emmett, Inc.	595	(21,134)
Kilroy Realty Corp.	351	(23,268)
Outfront Media, Inc.	992	(23,977)
Allstate Corp.	351	(24,552)
HCP, Inc.	778	(27,526)
First Horizon National Corp.	2,228	(30,702)
LendingClub Corp.*	7,202	(30,969)
Assurant, Inc.	367	(31,676)
Franklin Resources, Inc.	1,022	(34,104)
Principal Financial Group, Inc.	839	(34,491)
Alliance Data Systems Corp.*	198	(38,792)
Intercontinental Exchange, Inc.	153	(39,162)
State Street Corp.	748	(40,332)
BBCN Bancorp, Inc.	2,826	(42,164)
Healthcare Trust of America, Inc. — Class A	1,449	(46,861)
NorthStar Asset Management Group, Inc.	4,690	(47,885)
Simon Property Group, Inc.	229	(49,670)
Signature Bank*	399	(49,843)
American Express Co.	824	(50,066)
Bank of Hawaii Corp.	735	(50,568)
Cousins Properties, Inc.	4,887	(50,825)
American International Group, Inc.	976	(51,621)
Charles Schwab Corp.	2,058	(52,088)
SVB Financial Group*	558	(53,099)
SLM Corp.*	8,687	(53,686)
T. Rowe Price Group, Inc.	737	(53,779)
TFS Financial Corp.	3,124	(53,795)
U.S. Bancorp	1,335	(53,841)
Commerce Bancshares, Inc.	1,125	(53,888)
White Mountains Insurance Group Ltd.	64	(53,888)
TD Ameritrade Holding Corp.	1,928	(54,900)
Forest City Realty Trust, Inc. — Class A	2,487	(55,485)
Cullen/Frost Bankers, Inc.	879	(56,019)
MasterCard, Inc. — Class A	641	(56,447)
Mercury General Corp.	1,080	(57,413)
Erie Indemnity Co. — Class A	580	(57,617)
Markel Corp.*	61	(58,120)
Senior Housing Properties Trust	2,853	(59,427)
Loews Corp.	1,451	(59,622)
CBOE Holdings, Inc.	898	(59,825)
Eaton Vance Corp.	1,697	(59,972)
Howard Hughes Corp.*	527	(60,247)
Arthur J Gallagher & Co.	1,270	(60,452)
Aon plc	562	(61,387)
Rayonier, Inc.	2,349	(61,638)
Canadian Imperial Bank of Commerce	823	(61,783)
American Tower Corp. — Class A	546	(62,031)
ProAssurance Corp.	1,178	(63,081)
Tanger Factory Outlet Centers, Inc.	1,602	(64,369)
Brown & Brown, Inc.	1,721	(64,487)
Crown Castle International Corp.	639	(64,813)
Iron Mountain, Inc.	1,637	(65,202)
FNF Group	1,752	(65,700)
Marsh & McLennan Companies, Inc.	964	(65,996)
Huntington Bancshares, Inc.	11,300	(101,022)
KeyCorp	14,467	(159,858)
Total Financial		(3,133,403)

Total Common Stocks Sold Short
(Proceeds $15,838,705)		(15,463,997)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (11.4)%
iShares Core U.S. Aggregate Bond ETF	134	(15,084)
VanEck Vectors Russia ETF	1,656	(28,848)
iShares MSCI Australia ETF	1,505	(29,272)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

iShares MSCI South Korea Capped ETF	699	$(36,397)
SPDR S&P 500 ETF Trust	195	(40,858)
iShares MSCI Japan ETF	4,446	(51,129)
iShares MSCI Taiwan ETF	4,513	(63,408)
iShares MSCI Mexico Capped ETF	1,273	(64,108)
iShares 20+ Year Treasury Bond ETF	493	(68,478)
VanEck Vectors Gold Miners ETF	2,634	(72,962)
Materials Select Sector SPDR Fund	1,632	(75,627)
iShares MSCI Emerging Markets ETF	2,487	(85,453)
iShares MSCI United Kingdom ETF	5,638	(86,656)
PowerShares QQQ Trust Series 1	840	(90,334)
iShares 7-10 Year Treasury Bond ETF	802	(90,602)
Industrial Select Sector SPDR Fund	1,767	(98,881)
iShares China Large-Capital ETF	2,909	(99,546)
Utilities Select Sector SPDR Fund	2,360	(123,829)
iShares Russell 1000 Growth ETF	1,324	(132,877)
Consumer Discretionary Select Sector SPDR Fund	1,739	(135,729)
Technology Select Sector SPDR Fund	3,176	(137,711)
iShares MSCI EAFE ETF	2,666	(148,789)
Consumer Staples Select Sector SPDR Fund	2,758	(152,104)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,700	(208,641)
Financial Select Sector SPDR Fund	9,243	(211,018)
iShares Russell 2000 Index ETF	1,944	(223,502)
Health Care Select Sector SPDR Fund	4,243	(304,308)
Energy Select Sector SPDR Fund	4,666	(318,408)
iShares Russell 1000 Value ETF	3,164	(326,715)
iShares U.S. Real Estate ETF	5,355	(440,717)
iShares TIPS Bond ETF	3,897	(454,663)
SPDR Barclays High Yield Bond ETF	34,676	(1,237,932)
Total Exchange-Traded Funds Sold Short
(Proceeds $5,707,126)		(5,654,586)
Total Securities Sold Short- (42.7)%
(Proceeds $21,545,831)		$(21,118,583)
Other Assets & Liabilities, net - 49.4%		24,470,652
Total Net Assets - 100.0%		$49,576,465

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2016 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $689,750)	4	$40,900
September 2016 Japanese Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $4,468,565)	3	20,730
September 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $664,922)	5	18,040
September 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $186,719)	1	11,281
September 2016 Australian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $810,663)	8	8,545
September 2016 Canadian Government 10 Year Bond Futures Contracts†† (Aggregate Value of Contracts $341,880)	3	8,479
September 2016 Euro - Bund Futures Contracts†† (Aggregate Value of Contracts $737,029)	4	8,115
September 2016 Long Gilt Futures Contracts†† (Aggregate Value of Contracts $172,196)	1	7,688
September 2016 Euro - Schatz Futures Contracts†† (Aggregate Value of Contracts $2,114,848)	17	2,382
September 2016 Euro - Bobl Futures Contracts†† (Aggregate Value of Contracts $148,050)	1	830
(Total Aggregate Value of Contracts $10,334,622)		$126,990

COMMODITY FUTURES CONTRACTS PURCHASED†
September 2016 Silver Futures Contracts (Aggregate Value of Contracts $283,125)	3	$24,994
October 2016 Sugar #11 Futures Contracts (Aggregate Value of Contracts $159,544)	7	6,263
November 2016 Soybean Futures Contracts (Aggregate Value of Contracts $115,450)	2	4,050
September 2016 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $54,675)	1	2,319

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

August 2016 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $123,600)	3	$2,212
December 2016 Cotton #2 Futures Contracts (Aggregate Value of Contracts $32,135)	1	(543)
September 2016 Corn Futures Contracts (Aggregate Value of Contracts $55,350)	3	(9,343)
August 2016 Lean Hogs Futures Contracts (Aggregate Value of Contracts $233,240)	7	(10,066)
(Total Aggregate Value of Contracts $1,057,119)		$19,886

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $606,625)	5	$22,175
September 2016 Australian Dollar Futures Contracts (Aggregate Value of Contracts $297,480)	4	1,548
September 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $278,113)	2	(3,863)
(Total Aggregate Value of Contracts $1,182,218)		$19,860

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $267,180)	3	$4,954
September 2016 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $194,974)	2	4,754
July 2016 MSCI Taiwan Stock Index Futures Contracts (Aggregate Value of Contracts $255,488)	8	4,484
July 2016 Amsterdam Index Futures Contracts†† (Aggregate Value of Contracts $97,534)	1	4,073
September 2016 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $86,980)	1	3,009
August 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $130,060)	7	(1,815)
October 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $140,070)	7	(5,825)
July 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $277,120)	16	(47,083)
September 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $3,432,520)	23	(52,555)
September 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $3,099,060)	27	(71,990)
(Total Aggregate Value of Contracts $7,980,986)		$(157,994)

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2016 CBOE Volatility Index Futures Contracts (Aggregate Value of Contracts $818,580)	42	$68,213
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $5,741,999)	55	31,865
July 2016 H-Shares Index Futures Contracts†† (Aggregate Value of Contracts $338,163)	6	(133)
September 2016 Topix Index Futures Contracts†† (Aggregate Value of Contracts $122,279)	1	(2,738)
July 2016 CAC 40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $47,423)	1	(3,109)
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $88,115)	1	(4,561)
(Total Aggregate Value of Contracts $7,156,559)		$89,537

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

	Contracts	Unrealized Gain (Loss)

COMMODITY FUTURES CONTRACTS SOLD SHORT†
September 2016 Hard Red Winter Wheat Futures Contracts (Aggregate Value of Contracts $338,400)	16	$59,998
August 2016 Live Cattle Futures Contracts (Aggregate Value of Contracts $321,160)	7	12,925
August 2016 Low Sulphur Gas Oil Futures Contracts (Aggregate Value of Contracts $132,225)	3	5,620
August 2016 WTI Crude Futures Contracts (Aggregate Value of Contracts $48,410)	1	3,427
September 2016 Wheat Futures Contracts (Aggregate Value of Contracts $44,525)	2	582
August 2016 LME Lead Futures Contracts (Aggregate Value of Contracts $44,694)	1	(1,332)
August 2016 Natural Gas Futures Contracts (Aggregate Value of Contracts $29,170)	1	(3,733)
September 2016 Copper Futures Contracts (Aggregate Value of Contracts $220,500)	4	(13,862)
(Total Aggregate Value of Contracts $1,179,084)		$63,625

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2016 British Pound Futures Contracts (Aggregate Value of Contracts $333,050)	4	$30,966
September 2016 Swiss Franc Futures Contracts (Aggregate Value of Contracts $642,751)	5	8,081
September 2016 E-Micro GBP/USD Futures Contracts (Aggregate Value of Contracts $83,281)	10	7,268
(Total Aggregate Value of Contracts $1,059,082)		$46,315

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $855,148)	7	$(6,524)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International September 2016 Goldman Sachs Multi- Hedge Strategies Short Index Swap 0.08%, Terminating 09/12/16[5] (Notional Value $3,221,771)	29,059	$126,025
Goldman Sachs International September 2016 Goldman Sachs Multi- Hedge Strategies Long Index Swap 0.88%, Terminating 09/12/16[6] (Notional Value $6,746,272)	51,763	$(64,669)

Sector Diversification

Goldman Sachs Multi-Hedge Strategies Short Index Swap Sector Diversification

Sector	% of Index
Consumer Discretionary	23.4%
Health Care	15.5%
Industrials	14.1%
Financials	14.0%
Energy	11.1%
Technology	6.8%
Materials	6.2%
Communications	5.4%
Consumer Staples	2.1%
Utilities	1.4%
Total	100.0%

Goldman Sachs Multi-Hedge Strategies Long Index Swap Sector Diversification

Sector	% of Index
Financials	20.7%
Consumer Staples	16.3%
Industrials	15.5%
Health Care	11.8%
Utilities	9.5%
Technology	7.5%
Consumer Discretionary	6.5%
Energy	5.3%
Materials	4.8%
Communications	2.1%
Total	100.0%

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
MULTI-HEDGE STRATEGIES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2016.
[2]	Affiliated issuer — See Note 9.
[3]	Zero coupon rate security.
[4]	Repurchase Agreements — See Note 5.
[5]

Customized basket of 190 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Short Index +/- financing at a variable rate. A detail of the sector diversification included in the custom basket can be found under the heading Goldman Sachs Multi-Hedge Strategies Short Index Swap Sector Diversification. Rate indicated is the rate effective at June 30, 2016.

[6]

Customized basket of 198 exchange-traded equity securities. Total return based on Goldman Sachs Multi-Hedge Strategies Long Index +/- financing at a variable rate. A detail of the sector diversification included in the custom basket can be found under the heading Goldman Sachs Multi-Hedge Strategies Long Index Swap Sector Diversification. Rate indicated is the rate effective at June 30, 2016.

ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$122,390	$—	$—	$—	$122,390
Common Stocks	24,553,309	—	—	—	—	24,553,309
Closed-End Funds	6,129,546	—	—	—	—	6,129,546
Currency Futures Contracts	—	70,038	—	—	—	70,038
Equity Futures Contracts	—	109,516	—	11,836	—	121,352
Equity Index Swap Agreements	—	—	—	126,025	—	126,025
Interest Rate Futures Contracts	—	70,221	—	56,769	—	126,990
Mutual Funds	22,862	—	—	—	—	22,862
Repurchase Agreements	—	—	15,018,701	—	—	15,018,701
U.S. Treasury Bills	—	—	499,978	—	—	499,978
Total	$30,705,717	$372,165	$15,518,679	$194,630	$—	$46,791,191

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Commodity Futures Contracts	$—	$38,879	$—	$—	$—	$38,879
Common Stocks	15,463,997	—	—	—	—	15,463,997
Currency Futures Contracts	—	3,863	—	—	—	3,863
Equity Futures Contracts	—	183,829	—	5,980	—	189,809
Equity Index Swap Agreements	—	—	—	64,669	—	64,669
Exchange-Traded Funds	5,654,586	—	—	—	—	5,654,586
Interest Rate Futures Contracts	—	6,524	—	—	—	6,524
Total	$21,118,583	$233,095	$—	$70,649	$—	$21,422,327

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $29,754,548)	$30,700,856
Investments in affiliated issuers, at value (cost $556,140)	504,839
Repurchase agreements, at value (cost $15,018,701)	15,018,701
Total investments (cost $45,329,389)	46,224,396
Foreign currency, at value (cost $78,529)	78,602
Segregated cash with broker	25,027,548
Unrealized appreciation on swap agreements	126,025
Receivables:
Securities sold	174,800
Variation margin	48,164
Dividends	40,729
Fund shares sold	2,038
Interest	134
Total assets	71,722,436

Liabilities:
Securities sold short, at value (proceeds $21,545,831)	21,118,583
Overdraft due to custodian bank	77,721
Unrealized depreciation on swap agreements	64,669
Segregated cash from broker	18,146
Payable for:
Securities purchased	728,408
Fund shares redeemed	65,901
Management fees	46,988
Miscellaneous	25,555
Total liabilities	22,145,971
Commitments and contingent liabilities (Note 11)	—
Net assets	$49,576,465

Net assets consist of:
Paid in capital	$57,400,273
Accumulated net investment loss	(999,687)
Accumulated net realized loss on investments and foreign currency	(8,409,531)
Net unrealized appreciation on investments and foreign currency	1,585,410
Net assets	$49,576,465
Capital shares outstanding	2,075,884
Net asset value per share	$23.88

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $1,145)	$462,042
Dividends from securities of affiliated issuers	18,338
Interest	16,147
Total investment income	496,527

Expenses:
Management fees	308,203
Short sales dividend expense	220,296
Prime broker interest expense	34,770
Professional fees	32,543
Trustees’ fees*	1,654
Custodian fees	46
Miscellaneous	(26,891)
Total expenses	570,621
Less:
Expenses waived by Adviser	(10,555)
Net expenses	560,066
Net investment loss	(63,539)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	103,039
Investments in affiliated issuers	(4,657)
Swap agreements	(146,307)
Futures contracts	(121,271)
Foreign currency	2,781
Securities sold short	(58,025)
Options purchased	2
Options written	450
Net realized loss on investments and foreign currency	(223,988)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	698,991
Investments in affiliated issuers	18,642
Securities sold short	(964,040)
Swap agreements	104,296
Futures contracts	6,012
Options written	(300)
Foreign currency	73
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(136,326)
Net realized and unrealized loss on investments and foreign currency	(360,314)
Net decrease in net assets resulting from operations	$(423,853)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(63,539)	$(296,994)
Net realized gain (loss) on investments and foreign currency	(223,988)	1,259,741
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(136,326)	(178,074)
Net increase (decrease) in net assets resulting from operations	(423,853)	784,673

Distributions to shareholders from:
Net investment income	—	(297,376)
Total distributions to shareholders	—	(297,376)

Capital share transactions:
Proceeds from sale of shares	9,324,152	33,231,226
Distributions reinvested	—	297,376
Cost of shares redeemed	(11,605,271)	(24,459,368)
Net increase (decrease) from capital share transactions	(2,281,119)	9,069,234
Net increase (decrease) in net assets	(2,704,972)	9,556,531

Net assets:
Beginning of period	52,281,437	42,724,906
End of period	$49,576,465	$52,281,437
Accumulated net investment loss at end of period	$(999,687)	$(936,148)

Capital share activity:
Shares sold	388,679	1,381,251
Shares issued from reinvestment of distributions	—	12,406
Shares redeemed	(483,081)	(1,017,212)
Net increase (decrease) in shares	(94,402)	376,445

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

MULTI-HEDGE STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$24.09	$23.82	$22.75	$22.38	$22.00	$21.30
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.15)	(.18)	(.15)	(.31)	(.21)
Net gain (loss) on investments (realized and unrealized)	(.18)	.58	1.25	.52	.82	.91
Total from investment operations	(.21)	.43	1.07	.37	.51	.70
Less distributions from:
Net investment income	—	(.16)	—	—	(.13)	—
Total distributions	—	(.16)	—	—	(.13)	—
Net asset value, end of period	$23.88	$24.09	$23.82	$22.75	$22.38	$22.00

Total Return[c]	(0.87%)	1.85%	4.66%	1.65%	2.23%	3.38%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,576	$52,281	$42,725	$22,809	$22,375	$18,608
Ratios to average net assets:
Net investment income (loss)	(0.25%)	(0.62%)	(0.79%)	(0.65%)	(1.37%)	(0.96%)
Total expenses[d]	2.20%	2.38%	2.50%	2.51%	2.16%	2.55%
Net expenses[e]	2.16%	2.34%	2.45%	2.44%	2.08%	2.44%
Portfolio turnover rate	52%	160%	245%	324%	461%	397%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]

Net expense information reflects the expense ratios after expense waivers, and may include interest and dividend expense. Excluding interest and dividend expense related to short sales, operating expense ratios for the period ended June 30, 2016 and years ended December 31 would be:

06/30/16	2015	2014	2013	2012	2011
1.18%	1.18%	1.17%	1.15%	1.15%	1.17%

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

COMMODITIES STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P Goldman Sachs Commodity Index (“GSCI”) (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as commodity linked futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	32.3%
Guggenheim Strategy Fund II	22.5%
Total	54.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
COMMODITIES STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 54.8%
Guggenheim Strategy Fund I1	66,086	$1,646,212
Guggenheim Strategy Fund II1	46,334	1,149,559
Total Mutual Funds
(Cost $2,790,502)		2,795,771

	Face Amount

REPURCHASE AGREEMENTS††,5 - 25.3%
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	$431,037	431,037
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	431,037	431,037
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	431,037	431,037
Total Repurchase Agreements
(Cost $1,293,111)		1,293,111
FEDERAL AGENCY DISCOUNT NOTES†† - 11.8%
Fannie Mae[2]
0.25% due 07/05/16	200,000	199,994
Federal Home Loan Bank[4]
0.25% due 07/05/16	200,000	199,995
Farmer Mac[4]
0.26% due 07/05/16	200,000	199,994
Total Federal Agency Discount Notes
(Cost $599,983)		599,983

U.S. TREASURY BILLS†† - 7.8%
U.S. Treasury Bill
0.00% due 07/14/16[3]	400,000	399,982
Total U.S. Treasury Bills
(Cost $399,969)		399,982

Total Investments - 99.7%
(Cost $5,083,565)		$5,088,847
Other Assets & Liabilities, net - 0.3%		14,606
Total Net Assets - 100.0%		$5,103,453

	Contracts	Unrealized Loss

COMMODITY FUTURES CONTRACTS PURCHASED†
July 2016 Goldman Sachs Commodity Index Futures Contracts (Aggregate Value of Contracts $5,142,500)	55	$(123,303)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Zero coupon rate security.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
COMMODITIES STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Consolidated Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$—	$599,983	$—	$599,983
Mutual Funds	2,795,771	—	—	—	2,795,771
Repurchase Agreements	—	—	1,293,111	—	1,293,111
U.S. Treasury Bills	—	—	399,982	—	399,982
Total	$2,795,771	$—	$2,293,076	$—	$5,088,847

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Commodity Futures Contracts	$—	$123,303	$—	$—	$123,303

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $999,952)	$999,965
Investments in affiliated issuers, at value (cost $2,790,502)	2,795,771
Repurchase agreements, at value (cost $1,293,111)	1,293,111
Total investments (cost $5,083,565)	5,088,847
Segregated cash with broker	179,524
Cash	4
Receivables:
Dividends	5,730
Interest	11
Total assets	5,274,116

Liabilities:
Payable for:
Fund shares redeemed	76,805
Variation margin	74,937
Securities purchased	5,730
Management fees	3,750
Transfer agent and administrative fees	1,251
Investor service fees	1,251
Portfolio accounting fees	501
Miscellaneous	6,438
Total liabilities	170,663
Commitments and contingent liabilities (Note 11)	—
Net assets	$5,103,453

Net assets consist of:
Paid in capital	$21,037,066
Accumulated net investment loss	(1,745,360)
Accumulated net realized loss on investments	(14,070,232)
Net unrealized depreciation on investments	(118,021)
Net assets	$5,103,453
Capital shares outstanding	984,028
Net asset value per share	$5.19

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$17,562
Interest	1,581
Total investment income	19,143

Expenses:
Management fees	15,568
Transfer agent and administrative fees	4,410
Investor service fees	4,410
Portfolio accounting fees	1,764
Professional fees	3,079
Custodian fees	222
Trustees’ fees*	130
Miscellaneous	2,523
Total expenses	32,106
Less:
Expenses waived by Adviser	(2,341)
Net expenses	29,765
Net investment loss	(10,622)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(2,939)
Futures contracts	257,088
Net realized gain	254,149
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	13
Investments in affiliated issuers	8,063
Futures contracts	(17,528)
Net change in unrealized appreciation (depreciation)	(9,452)
Net realized and unrealized gain	244,697
Net increase in net assets resulting from operations	$234,075

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

COMMODITIES STRATEGY FUND

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(10,622)	$(48,208)
Net realized gain (loss) on investments	254,149	(1,969,834)
Net change in unrealized appreciation (depreciation) on investments	(9,452)	367,849
Net increase (decrease) in net assets resulting from operations	234,075	(1,650,193)

Capital share transactions:
Proceeds from sale of shares	6,782,096	12,252,392
Cost of shares redeemed	(4,583,752)	(12,593,252)
Net increase (decrease) from capital share transactions	2,198,344	(340,860)
Net increase (decrease) in net assets	2,432,419	(1,991,053)

Net assets:
Beginning of period	2,671,034	4,662,087
End of period	$5,103,453	$2,671,034
Accumulated net investment loss at end of period	$(1,745,360)	$(1,734,738)

Capital share activity:
Shares sold	1,355,172	1,849,273
Shares redeemed	(934,767)	(1,936,317)
Net increase (decrease) in shares	420,405	(87,044)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

COMMODITIES STRATEGY FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$4.74	$7.17	$10.85	$11.21	$11.37	$13.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.01)	(.07)	(.11)	(.16)	(.17)	(.22)
Net gain (loss) on investments (realized and unrealized)	.46	(2.36)	(3.57)	(.20)	.01	(.65)
Total from investment operations	.45	(2.43)	(3.68)	(.36)	(.16)	(.87)
Less distributions from:
Net investment income	—	—	—	—	—	(1.35)
Total distributions	—	—	—	—	—	(1.35)
Net asset value, end of period	$5.19	$4.74	$7.17	$10.85	$11.21	$11.37

Total Return[c]	9.49%	(33.80%)	(34.01%)	(3.21%)	(1.41%)	(6.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,103	$2,671	$4,662	$6,170	$7,638	$10,752
Ratios to average net assets:
Net investment income (loss)	(0.60%)	(1.16%)	(1.04%)	(1.50%)	(1.46%)	(1.59%)
Total expenses[d]	1.82%	1.75%	1.71%	1.65%	1.69%	1.76%
Net expenses[e]	1.69%	1.63%	1.62%	1.55%	1.58%	1.64%
Portfolio turnover rate	189%	198%	202%	—	—	—

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. At June 30, 2016, the Trust consisted of fifty-two funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the Long Short Equity Fund, Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund, and Commodities Strategy Fund (the “Funds”), each a non-diversified investment company.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Consolidation of Subsidiary

Each of the consolidated financial statements of the Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund, and Commodities Strategy Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of each Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at June 30, 2016	% of Net Assets of the Fund at June 30, 2016
Global Managed Futures Strategy Fund	11/07/08	$934,786	6.1%
Multi-Hedge Strategies Fund	04/15/09	1,523,618	3.1%
Commodities Strategy Fund	07/21/09	755,490	14.8%

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

E. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

G. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

H. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a fund will automatically be reinvested without charge in additional shares of the same fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

I. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.30% at June 30, 2016.

J. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

K. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Written

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The following tables represent the Funds’ use and activity of options written for the period ended June 30, 2016:

Fund	Use
Multi-Hedge Strategies Fund	Hedge, Income

Written Call Options
Multi-Hedge Strategies Fund
	Number of contracts	Premium amount
Balance at December 31, 2015	10	$450
Options Written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	(10)	(450)
Options exercised	—	—
Balance at June 30, 2016	—	$—

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Long Short Equity Fund	Index exposure, Liquidity	$254,313	$155,663
Global Managed Futures Strategy Fund	Hedge, Leverage, Liquidity, Speculation	80,115,883	24,628,483
Multi-Hedge Strategies Fund	Duration, Hedge, Index exposure, Leverage, Liquidity, Speculation	28,334,896	14,201,249
Commodities Strategy Fund	Index exposure, Liquidity	3,364,541	—

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Multi-Hedge Strategies Fund	Hedge, Index exposure, Leverage, Liquidity, Speculation	$6,662,821	$3,426,264

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Variation margin	Variation margin
Equity contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2016:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2016
Global Managed Futures Strategy Fund	$50,493	$—	$68,314	$202,349	$145,304	$466,460
Multi-Hedge Strategies Fund	121,352	126,025	70,038	126,990	122,390	566,795

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Currency Contracts*	Futures Interest Rate Contracts*	Futures Commodity Contracts*	Total Value at June 30, 2016
Long Short Equity Fund	$8,607	$—	$—	$—	$—	$8,607
Global Managed Futures Strategy Fund	19,743	—	—	4,172	39,170	63,085
Multi-Hedge Strategies Fund	189,809	64,669	3,863	6,524	38,879	303,744
Commodities Strategy Fund	—	—	—	—	123,303	123,303

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Interest Rate/Commodity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Equity contracts	Net realized gain (loss) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
Long Short Equity Fund	$(19,426)	$—	$—	$—	$—	$—	$—	$(19,426)
Global Managed Futures Strategy Fund	(821,950)	—	(219,551)	353,896	(976,054)	—	—	(1,663,659)
Multi-Hedge Strategies Fund	298,910	(146,307)	(93,231)	225,380	(552,330)	450	2	(267,126)
Commodities Strategy Fund	—	—	—	—	257,088	—	—	257,088

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Futures Interest Rate Contracts	Futures Commodity Contracts	Options Written Equity Contracts	Total
Long Short Equity Fund	$(8,653)	$—	$—	$—	$—	$—	$(8,653)
Global Managed Futures Strategy Fund	27,966	—	34,694	73,788	(21,518)	—	114,930
Multi-Hedge Strategies Fund	(128,521)	104,296	45,399	66,101	23,033	(300)	110,008
Commodities Strategy Fund	—	—	—	—	(17,528)	—	(17,528)

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Long Short Equity Fund	0.90%
Global Managed Futures Strategy Fund	0.90%
Multi-Hedge Strategies Fund	1.15%
Commodities Strategy Fund	0.75%

GI has contractually agreed to waive the management fee it receives from each Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Funds invest in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Funds’ Board of Trustees for such termination.

As part of its agreement with the Trust, GI will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses and extraordinary expenses.

RFS provides transfer agent and administrative services to the Funds for fees calculated at an annual percentage rate of 0.10% of the average daily net assets of the Long Short Equity Fund and Global Managed Futures Fund and at an annual percentage rate of 0.25% of the average daily net assets of the Multi-Hedge Strategies Fund and the Commodities Strategy Fund. Fees related to the Multi-Hedge Strategies Fund are paid by GI as previously noted.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets. Certain expenses allocated to the Multi-Hedge Strategies Fund are paid by GI, as previously stated.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs. Fees related to the Multi-Hedge Strategies Fund are paid by GI, as previously stated.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period June 30, 2016, the Multi-Hedge Strategies Fund waived $66 related to investments in affiliated funds.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

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At June 30, 2016, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of outstanding shares owned
Long Short Equity Fund	38%
Commodities Strategy Fund	40%

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.26%			0.00%
Due 07/01/16	$33,439,588	$33,439,830	11/15/38	$55,826,100	$34,108,247
			U.S. Treasury Note
			1.13%
			12/31/19	200	202
				$55,826,300	$34,108,449

Deutsche Bank AG			U.S. Treasury Notes
0.37%			2.25%
Due 07/01/16	28,163,334	28,163,623	11/15/24	26,922,700	28,726,703

Royal Bank of Canada			U.S. TIP Notes
0.33%			0.13%
Due 07/01/16	28,163,334	28,163,592	07/15/24	14,955,000	15,225,340
			U.S. Treasury Notes
			2.25%
			11/15/25	12,838,500	13,501,270
				$27,793,500	$28,726,610

UMB Financial Corp.			U.S. Treasury Notes
0.26%			1.00% - 3.00%
Due 07/01/16	12,116,651	12,116,738	02/28/17 -12/31/19	12,217,900	12,359,007

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum

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transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

			Gross Amounts	Net Amount of Assets Presented	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Offset In the Statements of Assets and Liabilities	on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Multi-Hedge Strategies Fund	Swap equity contracts	$126,025	$—	$126,025	$—	$—	$126,025

			Gross Amounts	Net Amount of Liabilities Presented	Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Offset In the Statements of Assets and Liabilities	on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Multi-Hedge Strategies Fund	Swap equity contracts	$64,669	$—	$64,669	$—	$64,669	$—

[1]	Exchange-traded futures are excluded from these reported amounts.

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Global Managed Futures Strategy Fund, Multi-Hedge Strategies Fund, and Commodities Strategy Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At June 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Long Short Equity Fund	$29,580,993	$2,552,911	$(982,160)	$1,570,751
Global Managed Futures Strategy Fund	13,583,649	982	(75,850)	(74,868)
Multi-Hedge Strategies Fund	30,532,317	2,211,376	(1,537,998)	673,378
Commodities Strategy Fund	6,602,047	—	(3,406,294)	(3,406,294)

8. Securities Transactions

For the period ended June 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Long Short Equity Fund	$59,998,371	$59,126,138
Global Managed Futures Strategy Fund	3,915,496	4,100,000
Multi-Hedge Strategies Fund	28,659,795	32,851,924
Commodities Strategy Fund	3,501,420	3,940,000

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2016, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

9. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended June 30, 2016, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 12/31/15	Additions	Reductions	Value 06/30/16	Shares 06/30/16	Investment Income	Realized Gain (Loss)
Long Short Equity Fund
Guggenheim Strategy Fund I	$1,532,873	$12,015	$—	$1,548,864	62,178	$12,040	$—
Guggenheim Strategy Fund II	10,974	113	—	11,111	448	115	—
	1,543,847	12,128	—	1,559,975		12,155	—

Global Managed Futures Strategy Fund
Guggenheim Strategy Fund I	1,618,777	516,600	(1,300,000)	834,005	33,481	6,627	(1,478)
Guggenheim Strategy Fund II	4,402,440	1,303,366	(2,000,000)	3,696,964	149,011	44,030	(24,041)
Guggenheim Strategy Fund III	2,505,437	32,110	—	2,536,618	102,324	32,544	—
Guggenheim Variable Insurance Strategy Fund III	3,527,062	2,063,420	—	5,591,232	225,544	64,007	—
	12,053,716	3,915,496	(3,300,000)	12,658,819		147,208	(25,519)

Multi-Hedge Strategies Fund
Advent Claymore Convertible Securities and Income Fund	4,245	—	—	4,380	314	177	—
Advent Claymore Convertible Securities and Income Fund II	83,999	—	—	83,545	15,135	4,268	—
Advent/Claymore Enhanced Growth & Income Fund	26,530	—	—	26,274	3,208	1,347	—
Guggenheim Enhanced Equity Income Fund	5,583	—	—	5,453	727	349	—
Guggenheim Enhanced Equity Strategy Fund	5,472	—	—	5,347	347	337	—
Guggenheim Equal Weight Enhanced Equity Income Fund	3,873	—	—	3,915	237	104	—
Guggenheim Strategy Fund I	258,042	2,502,048	(2,750,000)	11,168	448	2,053	(223)
Guggenheim Strategy Fund II	508,221	3,389	(500,000)	11,694	471	3,465	(4,434)
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	171,216	—	—	184,858	16,639	3,425	—
Western Asset/Claymore Inflation-Linked Securities & Income Fund	154,872	—	—	168,205	14,652	2,813	—
	1,227,516	2,505,437	(3,250,000)	504,839		18,338	(4,657)

Commodities Strategy Fund
Guggenheim Strategy Fund I	666,595	1,776,336	(800,000)	1,646,212	66,086	7,347	(301)
Guggenheim Strategy Fund II	722,633	1,725,084	(1,300,000)	1,149,559	46,334	10,215	(2,638)
	1,389,228	3,501,420	(2,100,000)	2,795,771		17,562	(2,939)

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2017. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2016. The Funds did not have any borrowings outstanding under this agreement at June 30, 2016.

The average daily balances borrowed for the period ended June 30, 2016, were as follows:

Fund	Sales
Long Short Equity Fund	$1,062

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

11. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

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Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York. The appeal has been fully briefed but the Court has not yet issued a decision.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreements

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 19, 2016, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to each of the Global Diversified Equity Fund, Growth and Income Fund, and Global Growth Fund, unanimously approved the continuation of both the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”) for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreements at an in-person meeting held on April 26, 2016 (together, with the May 19 meeting, the “Meetings”).

In reaching the conclusion to approve the continuation of the Investment Advisory Agreements, the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings.

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OTHER INFORMATION (Unaudited)(continued)

The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of their investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements were fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s and Sub-Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of their investment strategies, brokerage practices, and the adequacy of their compliance systems and cybersecurity programs. The Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Funds’ fees, expenses and total return performance, with those of a peer group and peer universe of Funds selected by FUSE. Each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies and, if applicable, tradability). The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for each Fund compared to that of its peers.

●

Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

OTHER INFORMATION (Unaudited)(concluded)

information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Adviser, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s profit margin, including the expense allocation methodology used in the Adviser’s profitability analysis.

●

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	231

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commence serving as independent Trustees effective August 18, 2016.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

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6.30.2016

Rydex Variable Trust Semi-Annual Report

Domestic Equity Funds	Fixed Income Funds
Nova Fund	Government Long Bond 1.2x Strategy Fund
Inverse S&P 500® Strategy Fund	Inverse Government Long Bond Strategy Fund
NASDAQ-100® Fund	High Yield Strategy Fund
Inverse NASDAQ-100® Strategy Fund
S&P 500® 2x Strategy Fund	Money Market Fund
NASDAQ-100® 2x Strategy Fund	U.S. Government Money Market Fund
Mid-Cap 1.5x Strategy Fund
Inverse Mid-Cap Strategy Fund
Russell 2000® 2x Strategy Fund
Russell 2000® 1.5x Strategy Fund
Inverse Russell 2000® Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund

RVATB1-SEMI-0616x1216	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
NOVA FUND	8
INVERSE S&P 500® STRATEGY FUND	19
NASDAQ-100® FUND	25
INVERSE NASDAQ-100® STRATEGY FUND	32
S&P 500® 2x STRATEGY FUND	38
NASDAQ-100® 2x STRATEGY FUND	49
MID-CAP 1.5x STRATEGY FUND	56
INVERSE MID-CAP STRATEGY FUND	66
RUSSELL 2000® 2x STRATEGY FUND	72
RUSSELL 2000® 1.5x STRATEGY FUND	97
INVERSE RUSSELL 2000® STRATEGY FUND	122
DOW 2x STRATEGY FUND	128
INVERSE DOW 2x STRATEGY FUND	134
GOVERNMENT LONG BOND 1.2x STRATEGY FUND	140
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	146
HIGH YIELD STRATEGY FUND	152
U.S. GOVERNMENT MONEY MARKET FUND	158
NOTES TO FINANCIAL STATEMENTS	163
OTHER INFORMATION	181
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	184
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	188

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for 17 of our Funds (the “Funds”) that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2016

The first half of this year opened with downgrades of U.S. and global economic growth and a surge in recession fears, which triggered a bout of market volatility and negative returns. But a dovish pivot in the U.S. Federal Reserve (the “Fed”) communications in February helped spur a rally in crude oil and a reversal of dollar strength, as well as a rally in risk assets that lasted through the spring. Temporarily interrupting the rally were June’s poor non-farm payrolls report (38,000 U.S. jobs created in May) and the United Kingdom’s (“UK”) vote to leave the European Union (“EU”).

The surprising and disappointing jobs number led to a sharp fall in the 10-year U.S. Treasury yield as markets downgraded the probability of summer rate hikes. Indeed, the Federal Open Market Committee (“FOMC”) declined to raise rates in June. In late June, citizens in the UK voted to leave the European Union. This decision, nicknamed “Brexit,” prompted panic selling of risk assets in Europe, the UK, emerging markets. In the U.S., there was also a sell-off in more speculative-grade credit and equities. However, nerves settled in the last two days of the quarter, and markets appeared to bounce back, as global central banks promised to do everything in their power to maintain market stability and as it seemed that the political transition in the UK would move more quickly and smoothly than expected.

The quarter ended with the British pound at its weakest level against the U.S. dollar in over 20 years, and the 10-year Treasury note yielding 1.47 percent, 30 basis points lower than at the start of the quarter.

Brexit turmoil and the drop in Treasury yields was in spite of the rebound in U.S. economic growth over the period. The final reading of first-quarter Gross Domestic Product (“GDP”) was 0.8 percent (revised down in late July from 1.1 percent), with weakness likely due to residual seasonality effects. Consistent with previous years, growth accelerated as the year progressed, but not at the pace expected by most economists; in late July, the initial estimate of second-quarter real GDP was 1.2 percent, against an expected rate of above 2 percent, the lower figure due primarily to a fall in inventories.

While May’s payrolls report was likely an aberration, a view confirmed by a strong June number, the trend rate of job growth should slow as we near full employment. An improving labor market, low borrowing costs, and rising household formation all point to continued improvement in the housing market, as evidenced by new home sales figures recently hitting eight-year highs.

We are entering a period of seasonal weakness combined with some continuing post-Brexit uncertainty and a growing focus on the upcoming U.S. elections. Despite this, falling rates will remain supportive of credit performance. Record-low U.S. government yields are likely to be dragged down by foreign retail and institutional investors, as central banks continue to plunge rates further into negative territory. This hunt for yield will act as a “QE4” and will spill over into supporting risk assets.

With inflation expectations troublingly low, and growth in Europe likely to slow, the Fed will be hard pressed to deliver two hikes in the balance of the year, as many FOMC members expect. We anticipate one rate hike this year, most likely in December, as the Fed remains cautious due to the asymmetry of risks near the zero lower bound. The rally in risk assets should remain intact through the third quarter of 2016, and monetary policy will ultimately create a positive backdrop for risk assets over the next two to three years.

For the six-month period ended June 30, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 3.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -4.42%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 5.31% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 9.06%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.15% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2016

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2015 and ending June 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2015	Ending Account Value June 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Nova Fund	1.56%	4.23%	$ 1,000.00	$ 1,042.30	$ 7.92
Inverse S&P 500® Strategy Fund	1.71%	(5.08%)	1,000.00	949.20	8.29
NASDAQ-100® Fund	1.60%	(3.81%)	1,000.00	961.90	7.80
Inverse NASDAQ-100® Strategy Fund	1.74%	0.60%	1,000.00	1,006.00	8.68
S&P 500® 2x Strategy Fund	1.71%	5.10%	1,000.00	1,051.00	8.72
NASDAQ-100® 2x Strategy Fund	1.75%	(9.13%)	1,000.00	908.70	8.30
Mid-Cap 1.5x Strategy Fund	1.71%	10.60%	1,000.00	1,106.00	8.95
Inverse Mid-Cap Strategy Fund	1.70%	(9.22%)	1,000.00	907.80	8.06
Russell 2000® 2x Strategy Fund	1.76%	1.09%	1,000.00	1,010.90	8.80
Russell 2000® 1.5x Strategy Fund	1.76%	1.73%	1,000.00	1,017.30	8.83
Inverse Russell 2000® Strategy Fund	1.75%	(4.18%)	1,000.00	958.20	8.52
Dow 2x Strategy Fund	1.77%	6.20%	1,000.00	1,062.00	9.07
Inverse Dow 2x Strategy Fund	1.76%	(11.38%)	1,000.00	886.20	8.25
Government Long Bond 1.2x Strategy Fund	1.25%	20.76%	1,000.00	1,207.60	6.86
Inverse Government Long Bond Strategy Fund	3.77%	(16.10%)	1,000.00	839.00	17.24
High Yield Strategy Fund	1.56%	7.74%	1,000.00	1,077.40	8.06
U.S. Government Money Market Fund	0.38%	0.00%	1,000.00	1,000.00	1.89

Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund	1.56%	5.00%	$ 1,000.00	$ 1,017.11	$ 7.82
Inverse S&P 500® Strategy Fund	1.71%	5.00%	1,000.00	1,016.36	8.57
NASDAQ-100® Fund	1.60%	5.00%	1,000.00	1,016.91	8.02
Inverse NASDAQ-100® Strategy Fund	1.74%	5.00%	1,000.00	1,016.21	8.72
S&P 500® 2x Strategy Fund	1.71%	5.00%	1,000.00	1,016.36	8.57
NASDAQ-100® 2x Strategy Fund	1.75%	5.00%	1,000.00	1,016.16	8.77
Mid-Cap 1.5x Strategy Fund	1.71%	5.00%	1,000.00	1,016.36	8.57
Inverse Mid-Cap Strategy Fund	1.70%	5.00%	1,000.00	1,016.41	8.52
Russell 2000® 2x Strategy Fund	1.76%	5.00%	1,000.00	1,016.11	8.82
Russell 2000® 1.5x Strategy Fund	1.76%	5.00%	1,000.00	1,016.11	8.82
Inverse Russell 2000® Strategy Fund	1.75%	5.00%	1,000.00	1,016.16	8.77
Dow 2x Strategy Fund	1.77%	5.00%	1,000.00	1,016.06	8.87
Inverse Dow 2x Strategy Fund	1.76%	5.00%	1,000.00	1,016.11	8.82
Government Long Bond 1.2x Strategy Fund	1.25%	5.00%	1,000.00	1,018.65	6.27
Inverse Government Long Bond Strategy Fund	3.77%	5.00%	1,000.00	1,006.12	18.80
High Yield Strategy Fund	1.56%	5.00%	1,000.00	1,017.11	7.82
U.S. Government Money Market Fund	0.38%	5.00%	1,000.00	1,022.97	1.91

[1]

This ratio represents annualized Net Expenses, which include interest expense related to securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 1.70%. Excludes expenses of the underlying funds in which the Funds invest.

[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2015 to June 30, 2016.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	June 30, 2016

NOVA FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	32.0%
Guggenheim Strategy Fund II	9.4%
Apple, Inc.	0.9%
Microsoft Corp.	0.7%
Exxon Mobil Corp.	0.7%
Johnson & Johnson	0.6%
General Electric Co.	0.5%
Amazon.com, Inc.	0.5%
Berkshire Hathaway, Inc. — Class B	0.5%
AT&T, Inc.	0.5%
Top Ten Total	46.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
NOVA FUND

	Shares	Value

COMMON STOCKS† - 32.4%

Consumer, Non-cyclical - 8.1%
Johnson & Johnson	1,351	$163,877
Procter & Gamble Co.	1,308	110,748
Pfizer, Inc.	2,979	104,891
Coca-Cola Co.	1,913	86,717
Merck & Company, Inc.	1,360	78,350
Philip Morris International, Inc.	762	77,510
PepsiCo, Inc.	710	75,217
Altria Group, Inc.	961	66,271
UnitedHealth Group, Inc.	467	65,941
Bristol-Myers Squibb Co.	820	60,311
Medtronic plc	691	59,958
Amgen, Inc.	369	56,142
Gilead Sciences, Inc.	654	54,557
AbbVie, Inc.	795	49,218
Allergan plc*	194	44,831
Celgene Corp.*	381	37,578
Eli Lilly & Co.	477	37,564
Mondelez International, Inc. — Class A	762	34,678
Colgate-Palmolive Co.	439	32,135
Danaher Corp.	294	29,694
Thermo Fisher Scientific, Inc.	193	28,518
Abbott Laboratories	722	28,382
Biogen, Inc.*	108	26,117
Kraft Heinz Co.	293	25,925
Kimberly-Clark Corp.	177	24,334
Express Scripts Holding Co.*	311	23,573
Reynolds American, Inc.	407	21,950
Aetna, Inc.	172	21,006
General Mills, Inc.	292	20,825
McKesson Corp.	111	20,718
Automatic Data Processing, Inc.	224	20,579
PayPal Holdings, Inc.*	542	19,788
Stryker Corp.	154	18,454
Becton Dickinson and Co.	104	17,637
Kroger Co.	469	17,255
Anthem, Inc.	129	16,943
Cigna Corp.	126	16,127
Boston Scientific Corp.*	667	15,588
Constellation Brands, Inc. — Class A	87	14,390
S&P Global, Inc.	130	13,944
Regeneron Pharmaceuticals, Inc.*	38	13,271
Humana, Inc.	73	13,131
Sysco Corp.	257	13,040
Alexion Pharmaceuticals, Inc.*	110	12,844
Intuitive Surgical, Inc.*	19	12,567
Cardinal Health, Inc.	160	12,482
Archer-Daniels-Midland Co.	289	12,395
Baxter International, Inc.	271	12,255
Zimmer Biomet Holdings, Inc.	98	11,797
HCA Holdings, Inc.*	148	11,398
Monster Beverage Corp.*	69	11,089
St. Jude Medical, Inc.	140	10,920
Zoetis, Inc.	224	10,631
Vertex Pharmaceuticals, Inc.*	122	10,494
Edwards Lifesciences Corp.*	104	10,372
ConAgra Foods, Inc.	214	10,231
Kellogg Co.	124	10,125
Illumina, Inc.*	72	10,107
Estee Lauder Companies, Inc. — Class A	109	9,921
Tyson Foods, Inc. — Class A	148	9,885
Nielsen Holdings plc	177	9,199
Molson Coors Brewing Co. — Class B	90	9,102
Mylan N.V.*	210	9,080
JM Smucker Co.	59	8,992
Clorox Co.	64	8,857
Dr Pepper Snapple Group, Inc.	91	8,793
CR Bard, Inc.	36	8,466
Mead Johnson Nutrition Co. — Class A	92	8,349
Hershey Co.	69	7,831
Moody’s Corp.	83	7,778
Equifax, Inc.	58	7,447
AmerisourceBergen Corp. — Class A	90	7,139
DENTSPLY SIRONA, Inc.	115	7,135
Henry Schein, Inc.*	40	7,072
Laboratory Corporation of America Holdings*	50	6,514
Church & Dwight Company, Inc.	63	6,482
Perrigo Company plc	70	6,347
DaVita HealthCare Partners, Inc.*	80	6,186
Verisk Analytics, Inc. — Class A*	76	6,162
McCormick & Company, Inc.	57	6,080
Centene Corp.*	84	5,995
Universal Health Services, Inc. — Class B	44	5,900
Campbell Soup Co.	88	5,855
Quest Diagnostics, Inc.	69	5,617
Global Payments, Inc.	76	5,425
Whole Foods Market, Inc.	158	5,059
Brown-Forman Corp. — Class B	49	4,888
Hormel Foods Corp.	133	4,868
Western Union Co.	241	4,622
Total System Services, Inc.	83	4,408
Cintas Corp.	43	4,220
Hologic, Inc.*	119	4,117
Varian Medical Systems, Inc.*	47	3,865
Avery Dennison Corp.	44	3,289
Mallinckrodt plc*	54	3,282
United Rentals, Inc.*	43	2,885
H&R Block, Inc.	110	2,530
Robert Half International, Inc.	65	2,480
Patterson Companies, Inc.	41	1,963
Quanta Services, Inc.*	74	1,711
Endo International plc*	101	1,575
Total Consumer, Non-cyclical		2,204,761

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
NOVA FUND

	Shares	Value

Financial - 5.4%
Berkshire Hathaway, Inc. — Class B*	921	$133,351
JPMorgan Chase & Co.	1,796	111,603
Wells Fargo & Co.	2,270	107,439
Visa, Inc. — Class A	936	69,422
Bank of America Corp.	5,046	66,960
Citigroup, Inc.	1,442	61,126
MasterCard, Inc. — Class A	477	42,005
Simon Property Group, Inc.	152	32,969
U.S. Bancorp	797	32,143
Chubb Ltd.	228	29,802
American International Group, Inc.	550	29,090
Goldman Sachs Group, Inc.	190	28,231
American Express Co.	397	24,121
American Tower Corp. — Class A	209	23,745
MetLife, Inc.	540	21,509
BlackRock, Inc. — Class A	62	21,238
Bank of New York Mellon Corp.	529	20,552
PNC Financial Services Group, Inc.	245	19,941
Morgan Stanley	742	19,277
Public Storage	72	18,403
Marsh & McLennan Companies, Inc.	256	17,526
Travelers Companies, Inc.	144	17,142
Crown Castle International Corp.	166	16,837
CME Group, Inc. — Class A	166	16,168
Capital One Financial Corp.	252	16,005
Prudential Financial, Inc.	217	15,481
Charles Schwab Corp.	591	14,958
Intercontinental Exchange, Inc.	58	14,846
Aflac, Inc.	203	14,648
BB&T Corp.	403	14,351
Aon plc	130	14,200
Welltower, Inc.	175	13,330
Equinix, Inc.	34	13,183
Allstate Corp.	184	12,871
Prologis, Inc.	258	12,652
Equity Residential	180	12,398
Ventas, Inc.	166	12,088
AvalonBay Communities, Inc.	67	12,086
Weyerhaeuser Co.	367	10,926
Discover Financial Services	203	10,879
State Street Corp.	195	10,514
Synchrony Financial*	410	10,365
SunTrust Banks, Inc.	246	10,106
Boston Properties, Inc.	75	9,893
Progressive Corp.	286	9,581
M&T Bank Corp.	78	9,222
T. Rowe Price Group, Inc.	122	8,902
Realty Income Corp.	127	8,809
Vornado Realty Trust	87	8,710
Hartford Financial Services Group, Inc.	193	8,565
General Growth Properties, Inc.	286	8,529
Willis Towers Watson plc	68	8,453
HCP, Inc.	229	8,102
Digital Realty Trust, Inc.	72	7,847
Essex Property Trust, Inc.	32	7,299
Ameriprise Financial, Inc.	81	7,278
Northern Trust Corp.	105	6,957
Fifth Third Bancorp	377	6,631
Kimco Realty Corp.	206	6,464
Franklin Resources, Inc.	181	6,040
Host Hotels & Resorts, Inc.	367	5,949
Federal Realty Investment Trust	35	5,794
Extra Space Storage, Inc.	62	5,737
Alliance Data Systems Corp.*	29	5,682
Cincinnati Financial Corp.	73	5,467
Principal Financial Group, Inc.	132	5,427
Loews Corp.	132	5,424
Macerich Co.	62	5,294
Regions Financial Corp.	622	5,293
Invesco Ltd.	205	5,236
SL Green Realty Corp.	49	5,217
Citizens Financial Group, Inc.	260	5,195
UDR, Inc.	131	4,837
XL Group plc — Class A	140	4,663
Iron Mountain, Inc.	117	4,660
KeyCorp	414	4,575
Lincoln National Corp.	117	4,536
Arthur J Gallagher & Co.	87	4,141
CBRE Group, Inc. — Class A*	143	3,787
Unum Group	117	3,719
Nasdaq, Inc.	57	3,686
Affiliated Managers Group, Inc.*	26	3,660
Comerica, Inc.	86	3,537
Huntington Bancshares, Inc.	392	3,504
Apartment Investment & Management Co. — Class A	77	3,400
Torchmark Corp.	55	3,400
E*TRADE Financial Corp.*	137	3,218
Assurant, Inc.	30	2,589
Zions Bancorporation	101	2,538
People’s United Financial, Inc.	153	2,243
Navient Corp.	162	1,936
Legg Mason, Inc.	52	1,533
Total Financial		1,499,646

Communications - 4.2%
Amazon.com, Inc.*	190	135,968
AT&T, Inc.	3,024	130,667
Facebook, Inc. — Class A*	1,136	129,821
Verizon Communications, Inc.	2,003	111,848
Alphabet, Inc. — Class A*	144	101,308
Alphabet, Inc. — Class C*	145	100,355
Comcast Corp. — Class A	1,188	77,445
Walt Disney Co.	733	71,702
Cisco Systems, Inc.	2,471	70,893
Priceline Group, Inc.*	24	29,962

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
NOVA FUND

	Shares	Value

Time Warner, Inc.	386	$28,386
Netflix, Inc.*	210	19,211
Yahoo!, Inc.*	429	16,113
Twenty-First Century Fox, Inc. — Class A	538	14,553
eBay, Inc.*	519	12,150
CBS Corp. — Class B	204	11,106
Omnicom Group, Inc.	117	9,534
CenturyLink, Inc.	268	7,775
Level 3 Communications, Inc.*	142	7,312
Viacom, Inc. — Class B	170	7,050
Symantec Corp.	301	6,183
Expedia, Inc.	58	6,165
Twenty-First Century Fox, Inc. — Class B	212	5,777
Motorola Solutions, Inc.	78	5,146
Interpublic Group of Companies, Inc.	198	4,574
VeriSign, Inc.*	47	4,064
Juniper Networks, Inc.	174	3,913
F5 Networks, Inc.*	33	3,757
TripAdvisor, Inc.*	56	3,601
Scripps Networks Interactive, Inc. — Class A	47	2,927
Frontier Communications Corp.	576	2,845
Discovery Communications, Inc. — Class C*	117	2,790
TEGNA, Inc.	107	2,479
News Corp. — Class A	187	2,122
Discovery Communications, Inc. — Class A*	74	1,867
News Corp. — Class B	53	619
Total Communications		1,151,988

Technology - 4.0%
Apple, Inc.	2,691	257,261
Microsoft Corp.	3,862	197,619
Intel Corp.	2,320	76,096
International Business Machines Corp.	434	65,873
Oracle Corp.	1,529	62,582
QUALCOMM, Inc.	722	38,678
Accenture plc — Class A	306	34,666
Texas Instruments, Inc.	493	30,886
Broadcom Ltd.	182	28,283
EMC Corp.	960	26,083
salesforce.com, Inc.*	313	24,856
Adobe Systems, Inc.*	246	23,564
Cognizant Technology Solutions Corp. — Class A*	298	17,058
Hewlett Packard Enterprise Co.	816	14,908
Intuit, Inc.	126	14,063
Applied Materials, Inc.	535	12,824
Fiserv, Inc.*	109	11,851
NVIDIA Corp.	249	11,705
Electronic Arts, Inc.*	148	11,212
HP, Inc.	840	10,542
Fidelity National Information Services, Inc.	136	10,020
Activision Blizzard, Inc.	250	9,908
Paychex, Inc.	157	9,342
Cerner Corp.*	148	8,673
Analog Devices, Inc.	151	8,553
Micron Technology, Inc.*	509	7,004
Lam Research Corp.	78	6,557
Western Digital Corp.	138	6,522
Red Hat, Inc.*	89	6,461
Citrix Systems, Inc.*	76	6,087
Autodesk, Inc.*	110	5,955
Skyworks Solutions, Inc.	93	5,885
Xilinx, Inc.	125	5,766
KLA-Tencor Corp.	76	5,567
Linear Technology Corp.	117	5,444
Microchip Technology, Inc.	106	5,381
Akamai Technologies, Inc.*	86	4,810
CA, Inc.	145	4,760
Xerox Corp.	468	4,441
Seagate Technology plc	147	3,581
NetApp, Inc.	142	3,492
Qorvo, Inc.*	63	3,481
Dun & Bradstreet Corp.	18	2,193
Pitney Bowes, Inc.	93	1,655
Teradata Corp.*	64	1,604
CSRA, Inc.	67	1,570
Total Technology		1,115,322

Consumer, Cyclical - 3.2%
Home Depot, Inc.	611	78,018
Wal-Mart Stores, Inc.	750	54,764
McDonald’s Corp.	431	51,866
CVS Health Corp.	528	50,550
Starbucks Corp.	720	41,126
NIKE, Inc. — Class B	654	36,101
Walgreens Boots Alliance, Inc.	425	35,390
Lowe’s Companies, Inc.	435	34,439
Costco Wholesale Corp.	215	33,764
TJX Companies, Inc.	325	25,099
Ford Motor Co.	1,917	24,097
Target Corp.	289	20,178
General Motors Co.	688	19,470
Yum! Brands, Inc.	200	16,584
Johnson Controls, Inc.	319	14,119
Delta Air Lines, Inc.	379	13,806
Dollar General Corp.	139	13,066
O’Reilly Automotive, Inc.*	47	12,741
Southwest Airlines Co.	314	12,312
AutoZone, Inc.*	15	11,908
Ross Stores, Inc.	197	11,168
Dollar Tree, Inc.*	116	10,932
Newell Brands, Inc.	224	10,880
VF Corp.	164	10,085
Carnival Corp.	215	9,503
PACCAR, Inc.	172	8,922
Delphi Automotive plc	134	8,388
L Brands, Inc.	124	8,324
American Airlines Group, Inc.	284	8,040

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
NOVA FUND

	Shares	Value

Ulta Salon Cosmetics & Fragrance, Inc.*	31	$7,552
Genuine Parts Co.	74	7,492
United Continental Holdings, Inc.*	165	6,772
WW Grainger, Inc.	28	6,363
Fastenal Co.	142	6,303
Marriott International, Inc. — Class A	94	6,247
Whirlpool Corp.	37	6,166
Starwood Hotels & Resorts Worldwide, Inc.	83	6,138
Tractor Supply Co.	66	6,018
Mohawk Industries, Inc.*	31	5,883
Advance Auto Parts, Inc.	36	5,819
Chipotle Mexican Grill, Inc. — Class A*	14	5,639
Coach, Inc.	137	5,581
Royal Caribbean Cruises Ltd.	82	5,506
Mattel, Inc.	167	5,226
Macy’s, Inc.	152	5,109
DR Horton, Inc.	162	5,100
LKQ Corp.*	151	4,787
CarMax, Inc.*	95	4,658
Hanesbrands, Inc.	185	4,649
Hasbro, Inc.	55	4,619
Michael Kors Holdings Ltd.*	87	4,305
Best Buy Company, Inc.	139	4,253
Lennar Corp. — Class A	90	4,149
Harley-Davidson, Inc.	89	4,032
Wyndham Worldwide Corp.	55	3,918
PVH Corp.	40	3,769
Foot Locker, Inc.	67	3,676
Wynn Resorts Ltd.	40	3,626
Under Armour, Inc. — Class A*	90	3,612
Alaska Air Group, Inc.	61	3,556
Darden Restaurants, Inc.	56	3,547
Kohl’s Corp.	90	3,413
Leggett & Platt, Inc.	66	3,373
Goodyear Tire & Rubber Co.	131	3,361
Under Armour, Inc. — Class C*	91	3,307
Bed Bath & Beyond, Inc.	76	3,285
Tiffany & Co.	54	3,275
BorgWarner, Inc.	107	3,159
Signet Jewelers Ltd.	38	3,132
PulteGroup, Inc.	155	3,021
Staples, Inc.	318	2,741
Harman International Industries, Inc.	35	2,514
Ralph Lauren Corp. — Class A	28	2,509
Nordstrom, Inc.	63	2,397
The Gap, Inc.	111	2,355
AutoNation, Inc.*	35	1,644
Urban Outfitters, Inc.*	43	1,183
Total Consumer, Cyclical		894,379

Industrial - 3.1%
General Electric Co.	4,518	142,227
3M Co.	298	52,186
Honeywell International, Inc.	374	43,503
United Technologies Corp.	382	39,174
Boeing Co.	294	38,182
United Parcel Service, Inc. — Class B	339	36,516
Union Pacific Corp.	413	36,033
Lockheed Martin Corp.	129	32,014
Caterpillar, Inc.	287	21,758
Raytheon Co.	146	19,849
Northrop Grumman Corp.	89	19,783
General Dynamics Corp.	141	19,633
FedEx Corp.	123	18,669
Illinois Tool Works, Inc.	159	16,562
Emerson Electric Co.	316	16,484
Waste Management, Inc.	203	13,453
Eaton Corporation plc	225	13,439
Norfolk Southern Corp.	145	12,344
CSX Corp.	470	12,258
Deere & Co.	147	11,913
Corning, Inc.	528	10,813
TE Connectivity Ltd.	176	10,051
Tyco International plc	209	8,903
Cummins, Inc.	78	8,770
Amphenol Corp. — Class A	151	8,657
Roper Technologies, Inc.	50	8,528
Stanley Black & Decker, Inc.	74	8,230
Ingersoll-Rand plc	126	8,024
Vulcan Materials Co.	65	7,823
Rockwell Automation, Inc.	64	7,348
Agilent Technologies, Inc.	161	7,142
Parker-Hannifin Corp.	66	7,131
TransDigm Group, Inc.*	26	6,856
Ball Corp.	85	6,144
Republic Services, Inc. — Class A	117	6,003
Martin Marietta Materials, Inc.	31	5,952
Waters Corp.*	40	5,626
L-3 Communications Holdings, Inc.	38	5,574
Acuity Brands, Inc.	22	5,455
Rockwell Collins, Inc.	64	5,449
AMETEK, Inc.	115	5,316
Dover Corp.	76	5,268
CH Robinson Worldwide, Inc.	70	5,198
Pentair plc	89	5,188
Harris Corp.	61	5,090
Masco Corp.	163	5,043
Textron, Inc.	132	4,826
WestRock Co.	124	4,820
Kansas City Southern	53	4,775
Snap-on, Inc.	29	4,577
Sealed Air Corp.	97	4,459
Stericycle, Inc.*	42	4,373
Expeditors International of Washington, Inc.	89	4,365
Fortune Brands Home & Security, Inc.	75	4,348
Xylem, Inc.	88	3,929
J.B. Hunt Transport Services, Inc.	44	3,561

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
NOVA FUND

	Shares	Value

Fluor Corp.	68	$3,351
Allegion plc	47	3,263
Jacobs Engineering Group, Inc.*	60	2,989
Flowserve Corp.	64	2,891
PerkinElmer, Inc.	54	2,831
Garmin Ltd.	58	2,460
FLIR Systems, Inc.	68	2,105
Ryder System, Inc.	26	1,590
Owens-Illinois, Inc.*	80	1,441
Total Industrial		862,516

Energy - 2.4%
Exxon Mobil Corp.	2,037	190,947
Chevron Corp.	926	97,073
Schlumberger Ltd.	683	54,013
Occidental Petroleum Corp.	375	28,335
ConocoPhillips	608	26,509
EOG Resources, Inc.	270	22,523
Halliburton Co.	422	19,112
Phillips 66	230	18,248
Kinder Morgan, Inc.	899	16,829
Anadarko Petroleum Corp.	251	13,366
Spectra Energy Corp.	336	12,308
Pioneer Natural Resources Co.	80	12,097
Valero Energy Corp.	231	11,781
Apache Corp.	186	10,355
Marathon Petroleum Corp.	260	9,870
Baker Hughes, Inc.	215	9,703
Devon Energy Corp.	257	9,316
Hess Corp.	130	7,813
Concho Resources, Inc.*	64	7,633
Noble Energy, Inc.	211	7,569
Williams Companies, Inc.*	336	7,268
Equities Corp.	85	6,582
Marathon Oil Corp.	416	6,244
National Oilwell Varco, Inc.	185	6,225
Cabot Oil & Gas Corp. — Class A	228	5,869
Cimarex Energy Co.	47	5,608
Columbia Pipeline Group, Inc.	196	4,996
ONEOK, Inc.	103	4,887
Tesoro Corp.	59	4,420
Newfield Exploration Co.*	97	4,285
Range Resources Corp.	83	3,581
Helmerich & Payne, Inc.	53	3,558
FMC Technologies, Inc.*	111	2,960
Murphy Oil Corp.	80	2,540
Southwestern Energy Co.*	190	2,390
Transocean Ltd.	169	2,009
First Solar, Inc.*	38	1,842
Chesapeake Energy Corp.*	287	1,228
Diamond Offshore Drilling, Inc.	32	779
Total Energy		662,671

Utilities - 1.2%
NextEra Energy, Inc.	227	29,602
Duke Energy Corp.	338	28,997
Southern Co.	461	24,723
Dominion Resources, Inc.	303	23,613
American Electric Power Company, Inc.	241	16,892
Exelon Corp.	453	16,471
PG&E Corp.	244	15,596
Sempra Energy	116	13,226
PPL Corp.	333	12,571
Edison International	160	12,427
Consolidated Edison, Inc.	149	11,986
Public Service Enterprise Group, Inc.	249	11,606
Xcel Energy, Inc.	250	11,195
WEC Energy Group, Inc.	155	10,122
Eversource Energy	156	9,344
DTE Energy Co.	88	8,723
American Water Works Company, Inc.	87	7,352
FirstEnergy Corp.	209	7,296
Entergy Corp.	88	7,159
Ameren Corp.	119	6,376
CMS Energy Corp.	137	6,283
SCANA Corp.	70	5,296
CenterPoint Energy, Inc.	212	5,088
Pinnacle West Capital Corp.	55	4,458
Alliant Energy Corp.	112	4,446
NiSource, Inc.	158	4,190
AES Corp.	324	4,044
NRG Energy, Inc.	155	2,323
Total Utilities		321,405

Basic Materials - 0.8%
EI du Pont de Nemours & Co.	429	27,800
Dow Chemical Co.	552	27,440
Monsanto Co.	215	22,233
Praxair, Inc.	140	15,734
Ecolab, Inc.	130	15,417
PPG Industries, Inc.	131	13,644
Air Products & Chemicals, Inc.	96	13,636
LyondellBasell Industries N.V. — Class A	168	12,503
Sherwin-Williams Co.	39	11,453
Newmont Mining Corp.	261	10,210
International Paper Co.	202	8,561
Nucor Corp.	156	7,708
Freeport-McMoRan, Inc.	615	6,851
Alcoa, Inc.	646	5,988
Eastman Chemical Co.	73	4,957
International Flavors & Fragrances, Inc.	39	4,917
Mosaic Co.	172	4,503
Albemarle Corp.	55	4,362
FMC Corp.	66	3,056
CF Industries Holdings, Inc.	115	2,772
Total Basic Materials		223,745

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
NOVA FUND

	Shares	Value

Diversified - 0.0%
Leucadia National Corp.	164	$2,842

Total Common Stocks
(Cost $6,515,754)		8,939,275

MUTUAL FUNDS† - 41.4%
Guggenheim Strategy Fund I1	354,605	8,833,218
Guggenheim Strategy Fund II1	104,943	2,603,645
Total Mutual Funds
(Cost $11,419,116)		11,436,863

	Face Amount

REPURCHASE AGREEMENTS††,2 - 21.2%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	$2,536,154	2,536,154
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	1,102,103	1,102,103
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	1,102,103	1,102,103
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	1,102,103	1,102,103
Total Repurchase Agreements
(Cost $5,842,463)		5,842,463

Total Investments - 95.0%
(Cost $23,777,333)		$26,218,601
Other Assets & Liabilities, net - 5.0%		1,377,345
Total Net Assets - 100.0%		$27,595,946

	Units	Unrealized Gain

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2016 S&P 500 Index Swap 0.44%[4], Terminating 07/27/16 (Notional Value $16,956,651)	8,079	$710,462
Barclays Bank plc July 2016 S&P 500 Index Swap 0.44%[4], Terminating 07/29/16 (Notional Value $14,164,769)	6,749	189,328
Credit Suisse Capital, LLC July 2016 S&P 500 Index Swap 0.45%[4], Terminating 07/26/16 (Notional Value $1,327,089)	632	62,529
(Total Notional Value $32,448,509)		$962,319

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[4]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
NOVA FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$8,939,275	$—	$—	$—	$8,939,275
Equity Index Swap Agreements	—	—	962,319	—	962,319
Mutual Funds	11,436,863	—	—	—	11,436,863
Repurchase Agreements	—	5,842,463	—	—	5,842,463
Total	$20,376,138	$5,842,463	$962,319	$—	$27,180,920

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

NOVA FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $6,515,754)	$8,939,275
Investments in affiliated issuers, at value (cost $11,419,116)	11,436,863
Repurchase agreements, at value (cost $5,842,463)	5,842,463
Total investments (cost $23,777,333)	26,218,601
Segregated cash with broker	1,610,000
Unrealized appreciation on swap agreements	962,319
Cash	321
Receivables:
Fund shares sold	83,719
Dividends	28,292
Securities sold	7,098
Swap settlement	332
Interest	48
Total assets	28,910,730

Liabilities:
Payable for:
Securities purchased	1,223,775
Management fees	17,513
Fund shares redeemed	10,380
Transfer agent and administrative fees	5,838
Investor service fees	5,838
Portfolio accounting fees	2,335
Miscellaneous	49,105
Total liabilities	1,314,784
Commitments and contingent liabilities (Note 11)	—
Net assets	$27,595,946

Net assets consist of:
Paid in capital	$26,714,312
Undistributed net investment income	19,711
Accumulated net realized loss on investments	(2,541,664)
Net unrealized appreciation on investments	3,403,587
Net assets	$27,595,946
Capital shares outstanding	171,005
Net asset value per share	$161.38

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $20)	$190,653
Dividends from securities of affiliated issuers	30,237
Interest	6,457
Total investment income	227,347

Expenses:
Management fees	99,863
Transfer agent and administrative fees	33,288
Investor service fees	33,288
Portfolio accounting fees	13,315
Professional fees	20,542
Custodian fees	1,556
Trustees’ fees*	1,040
Line of credit fees	134
Miscellaneous	4,610
Total expenses	207,636
Net investment income	19,711

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,139,332
Investments in affiliated issuers	3,586
Swap agreements	(526,087)
Futures contracts	(53,270)
Net realized gain	4,563,561
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(4,517,753)
Investments in affiliated issuers	20,056
Swap agreements	1,134,815
Net change in unrealized appreciation (depreciation)	(3,362,882)
Net realized and unrealized gain	1,200,679
Net increase in net assets resulting from operations	$1,220,390

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOVA FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$19,711	$(49,714)
Net realized gain on investments	4,563,561	3,363,254
Net change in unrealized appreciation (depreciation) on investments	(3,362,882)	(3,184,876)
Net increase in net assets resulting from operations	1,220,390	128,664

Capital share transactions:
Proceeds from sale of shares	83,016,752	209,018,110
Cost of shares redeemed	(87,123,948)	(217,646,562)
Net decrease from capital share transactions	(4,107,196)	(8,628,452)
Net decrease in net assets	(2,886,806)	(8,499,788)

Net assets:
Beginning of period	30,482,752	38,982,540
End of period	$27,595,946	$30,482,752
Undistributed net investment income at end of period	$19,711	$—

Capital share activity:
Shares sold	546,729	1,332,528
Shares redeemed	(572,597)	(1,385,637)
Net decrease in shares	(25,868)	(53,109)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

NOVA FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$154.83	$155.94	$131.61	$88.42	$72.34	$73.23
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	(.24)	(.04)	.14	.10	(.09)
Net gain (loss) on investments (realized and unrealized)	6.44	(.87)	24.50	43.17	15.98	(.76)
Total from investment operations	6.55	(1.11)	24.46	43.31	16.08	(.85)
Less distributions from:
Net investment income	—	—	(.13)	(.12)	—	(.04)
Total distributions	—	—	(.13)	(.12)	—	(.04)
Net asset value, end of period	$161.38	$154.83	$155.94	$131.61	$88.42	$72.34

Total Return[c]	4.23%	(0.72%)	18.59%	48.99%	22.25%	(1.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,596	$30,483	$38,983	$53,515	$25,079	$22,208
Ratios to average net assets:
Net investment income (loss)	0.15%	(0.15%)	(0.03%)	0.13%	0.12%	(0.13%)
Total expenses[d]	1.56%	1.51%	1.59%	1.54%	1.58%	1.61%
Portfolio turnover rate	259%	342%	694%	298%	119%	146%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

INVERSE S&P 500® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: June 9, 1997

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	34.6%
Guggenheim Strategy Fund II	21.9%
Total	56.5%

“Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
INVERSE S&P 500® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 56.5%
Guggenheim Strategy Fund I1	123,867	$3,085,537
Guggenheim Strategy Fund II1	78,618	1,950,501
Total Mutual Funds
(Cost $5,027,490)		5,036,038

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 17.9%
Federal Home Loan Bank[2]
0.25% due 07/01/16	$400,000	400,000
Freddie Mac[3]
0.20% due 07/05/16	400,000	399,991
Fannie Mae[3]
0.25% due 07/05/16	400,000	399,989
Farmer Mac[2]
0.26% due 07/05/16	400,000	399,988
Total Federal Agency Discount Notes
(Cost $1,599,968)		1,599,968

REPURCHASE AGREEMENTS††,4 - 28.8%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[5]	784,463	784,463
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	594,724	594,724
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	594,724	594,724
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	594,724	594,724
Total Repurchase Agreements
(Cost $2,568,635)		2,568,635

Total Investments - 103.2%
(Cost $9,196,093)		$9,204,641
Other Assets & Liabilities, net - (3.2)%		(288,911)
Total Net Assets - 100.0%		$8,915,730

	Units	Unrealized Loss

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2016 S&P 500 Index Swap 0.45%[6], Terminating 07/26/16 (Notional Value $848,270)	404	$(40,002)
Barclays Bank plc July 2016 S&P 500 Index Swap 0.44%[6], Terminating 07/29/16 (Notional Value $6,143,905)	2,927	(82,174)
Goldman Sachs International July 2016 S&P 500 Index Swap 0.44%[6], Terminating 07/27/16 (Notional Value $1,885,479)	898	(89,617)
(Total Notional Value $8,877,654)		$(211,793)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[6]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
INVERSE S&P 500® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$1,599,968	$—	$—	$1,599,968
Mutual Funds	5,036,038	—	—	—	5,036,038
Repurchase Agreements	—	2,568,635	—	—	2,568,635
Total	$5,036,038	$4,168,603	$—	$—	$9,204,641

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$211,793	$—	$211,793

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

INVERSE S&P 500® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $1,599,968)	$1,599,968
Investments in affiliated issuers, at value (cost $5,027,490)	5,036,038
Repurchase agreements, at value (cost $2,568,635)	2,568,635
Total investments (cost $9,196,093)	9,204,641
Segregated cash with broker	490,000
Receivables:
Fund shares sold	613,128
Dividends	8,600
Interest	22
Total assets	10,316,391

Liabilities:
Unrealized depreciation on swap agreements	211,793
Payable for:
Fund shares redeemed	761,685
Securities purchased	308,600
Swap settlement	94,759
Management fees	6,983
Transfer agent and administrative fees	1,940
Investor service fees	1,940
Portfolio accounting fees	776
Miscellaneous	12,185
Total liabilities	1,400,661
Commitments and contingent liabilities (Note 11)	—
Net assets	$8,915,730

Net assets consist of:
Paid in capital	$21,655,622
Accumulated net investment loss	(46,802)
Accumulated net realized loss on investments	(12,489,845)
Net unrealized depreciation on investments	(203,245)
Net assets	$8,915,730
Capital shares outstanding	588,987
Net asset value per share	$15.14

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$25,141
Interest	7,642
Total investment income	32,783

Expenses:
Management fees	41,967
Transfer agent and administrative fees	11,657
Investor service fees	11,657
Portfolio accounting fees	4,663
Professional fees	6,228
Custodian fees	547
Trustees’ fees*	321
Miscellaneous	2,545
Total expenses	79,585
Net investment loss	(46,802)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	37
Investments in affiliated issuers	(5,866)
Swap agreements	(96,797)
Futures contracts	(108,332)
Net realized loss	(210,958)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	810
Investments in affiliated issuers	9,600
Swap agreements	(270,204)
Net change in unrealized appreciation (depreciation)	(259,794)
Net realized and unrealized loss	(470,752)
Net decrease in net assets resulting from operations	$(517,554)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(46,802)	$(120,148)
Net realized loss on investments	(210,958)	(814,581)
Net change in unrealized appreciation (depreciation) on investments	(259,794)	13,629
Net decrease in net assets resulting from operations	(517,554)	(921,100)

Capital share transactions:
Proceeds from sale of shares	71,541,087	155,352,693
Cost of shares redeemed	(71,605,287)	(149,389,820)
Net increase (decrease) from capital share transactions	(64,200)	5,962,873
Net increase (decrease) in net assets	(581,754)	5,041,773

Net assets:
Beginning of period	9,497,484	4,455,711
End of period	$8,915,730	$9,497,484
Accumulated net investment loss at end of period	$(46,802)	$—

Capital share activity:
Shares sold	4,460,152	9,489,844
Shares redeemed	(4,466,562)	(9,161,448)
Net increase (decrease) in shares	(6,410)	328,396

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

INVERSE S&P 500® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$15.95	$16.69	$19.51	$26.55	$31.98	$35.16
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.22)	(.27)	(.37)	(.45)	(.57)
Net gain (loss) on investments (realized and unrealized)	(.73)	(.52)	(2.55)	(6.67)	(4.98)	(2.61)
Total from investment operations	(.81)	(.74)	(2.82)	(7.04)	(5.43)	(3.18)
Net asset value, end of period	$15.14	$15.95	$16.69	$19.51	$26.55	$31.98

Total Return[c]	(5.08%)	(4.43%)	(14.45%)	(26.52%)	(16.98%)	(9.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,916	$9,497	$4,456	$6,797	$10,178	$13,800
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(1.38%)	(1.46%)	(1.64%)	(1.60%)	(1.70%)
Total expenses[d]	1.71%	1.66%	1.72%	1.69%	1.72%	1.75%
Portfolio turnover rate	148%	137%	398%	—	—	—

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

NASDAQ-100® FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 7, 1997

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	30.1%
Guggenheim Strategy Fund II	23.2%
Apple, Inc.	3.1%
Microsoft Corp.	2.4%
Amazon.com, Inc.	2.0%
Facebook, Inc. — Class A	1.6%
Alphabet, Inc. — Class C	1.4%
Alphabet, Inc. — Class A	1.2%
Comcast Corp. — Class A	0.9%
Intel Corp.	0.9%
Top Ten Total	66.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
NASDAQ-100® FUND

	Shares	Value

COMMON STOCKS† - 30.5%

Communications - 11.2%
Amazon.com, Inc.*	1,443	$1,032,640
Facebook, Inc. — Class A*	7,068	807,731
Alphabet, Inc. — Class C*	1,050	726,705
Alphabet, Inc. — Class A*	898	631,770
Comcast Corp. — Class A	7,392	481,885
Cisco Systems, Inc.	15,378	441,195
Priceline Group, Inc.*	152	189,758
Charter Communications, Inc. — Class A*	827	189,085
Baidu, Inc. ADR*	838	138,396
Netflix, Inc.*	1,309	119,747
Yahoo!, Inc.*	2,904	109,074
T-Mobile US, Inc.*	2,514	108,780
Twenty-First Century Fox, Inc. — Class A	3,350	90,618
eBay, Inc.*	3,513	82,239
Twenty-First Century Fox, Inc. — Class B	2,441	66,517
Sirius XM Holdings, Inc.*	15,159	59,878
JD.com, Inc. ADR*	2,778	58,977
Liberty Global plc — Class C*	2,002	57,357
Ctrip.com International Ltd. ADR*	1,139	46,927
Expedia, Inc.	416	44,221
Viacom, Inc. — Class B	1,060	43,958
Symantec Corp.	1,872	38,451
Vodafone Group plc ADR	1,186	36,636
DISH Network Corp. — Class A*	692	36,261
TripAdvisor, Inc.*	406	26,106
Liberty Global plc — Class A*	871	25,311
Discovery Communications, Inc. — Class C*	760	18,126
Liberty Global plc LiLAC — Class C*	494	16,053
Liberty Ventures — Class A*	413	15,310
Discovery Communications, Inc. — Class A*	460	11,606
Liberty Global plc LiLAC — Class A*	215	6,935
Total Communications		5,758,253

Technology - 10.6%
Apple, Inc.	16,746	1,600,919
Microsoft Corp.	24,032	1,229,717
Intel Corp.	14,437	473,533
QUALCOMM, Inc.	4,491	240,583
Texas Instruments, Inc.	3,070	192,336
Broadcom Ltd.	1,194	185,548
Adobe Systems, Inc.*	1,529	146,463
Cognizant Technology Solutions Corp. — Class A*	1,852	106,008
Activision Blizzard, Inc.	2,257	89,445
Intuit, Inc.	782	87,279
NXP Semiconductor N.V.*	1,047	82,022
Applied Materials, Inc.	3,330	79,820
NVIDIA Corp.	1,633	76,767
Fiserv, Inc.*	680	73,936
Electronic Arts, Inc.*	922	69,851
Paychex, Inc.	1,101	65,510
Cerner Corp.*	1,034	60,592
Analog Devices, Inc.	940	53,242
NetEase, Inc. ADR	233	45,020
Micron Technology, Inc.*	3,171	43,633
CA, Inc.	1,274	41,825
Check Point Software Technologies Ltd.*	524	41,752
Lam Research Corp.	488	41,021
Western Digital Corp.	861	40,690
Citrix Systems, Inc.*	474	37,963
Autodesk, Inc.*	687	37,194
Skyworks Solutions, Inc.	582	36,829
Xilinx, Inc.	776	35,797
Linear Technology Corp.	731	34,013
Maxim Integrated Products, Inc.	869	31,015
Akamai Technologies, Inc.*	537	30,034
Seagate Technology plc	913	22,241
NetApp, Inc.	884	21,738
Total Technology		5,454,336

Consumer, Non-cyclical - 5.6%
Amgen, Inc.	2,297	349,488
Gilead Sciences, Inc.	4,072	339,686
Kraft Heinz Co.	3,718	328,968
Celgene Corp.*	2,368	233,556
Mondelez International, Inc. — Class A	4,745	215,945
Biogen, Inc.*	670	162,019
Express Scripts Holding Co.*	1,934	146,597
PayPal Holdings, Inc.*	3,706	135,306
Automatic Data Processing, Inc.	1,393	127,975
Regeneron Pharmaceuticals, Inc.*	315	110,007
Monster Beverage Corp.*	621	99,801
Alexion Pharmaceuticals, Inc.*	685	79,981
Intuitive Surgical, Inc.*	116	76,724
Mylan N.V.*	1,554	67,195
Vertex Pharmaceuticals, Inc.*	756	65,031
Illumina, Inc.*	450	63,171
Incyte Corp.*	574	45,909
DENTSPLY SIRONA, Inc.	716	44,421
Henry Schein, Inc.*	251	44,377
Verisk Analytics, Inc. — Class A*	514	41,675
BioMarin Pharmaceutical, Inc.*	496	38,589
Whole Foods Market, Inc.	981	31,412
Endo International plc*	681	10,617
Total Consumer, Non-cyclical		2,858,450

Consumer, Cyclical - 2.8%
Walgreens Boots Alliance, Inc.	3,303	275,042
Starbucks Corp.	4,479	255,840
Costco Wholesale Corp.	1,342	210,748
Tesla Motors, Inc.*	451	95,738
O’Reilly Automotive, Inc.*	295	79,975
Ross Stores, Inc.	1,228	69,615
Dollar Tree, Inc.*	720	67,853
PACCAR, Inc.	1,071	55,553

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
NASDAQ-100® FUND

	Shares	Value

Marriott International, Inc. — Class A	777	$51,639
American Airlines Group, Inc.	1,768	50,052
Ulta Salon Cosmetics & Fragrance, Inc.*	191	46,535
Fastenal Co.	883	39,196
Tractor Supply Co.	408	37,201
Liberty Interactive Corporation QVC Group — Class A*	1,381	35,036
Mattel, Inc.	1,041	32,573
Norwegian Cruise Line Holdings Ltd.*	694	27,649
Bed Bath & Beyond, Inc.	472	20,400
Total Consumer, Cyclical		1,450,645

Industrial - 0.3%
CSX Corp.	2,922	76,206
SBA Communications Corp. — Class A*	384	41,449
Stericycle, Inc.*	260	27,071
Total Industrial		144,726

Total Common Stocks
(Cost $5,237,826)		15,666,410

MUTUAL FUNDS† - 53.2%
Guggenheim Strategy Fund I1	620,688	15,461,336
Guggenheim Strategy Fund II1	480,709	11,926,383
Total Mutual Funds
(Cost $27,365,264)		27,387,719

	Face Amount

FEDERAL AGENCY NOTES†† - 3.9%
Federal Farm Credit Bank[2]
0.46% due 08/01/17[3]	$2,000,000	1,998,134
Total Federal Agency Notes
(Cost $2,000,000)		1,998,134

FEDERAL AGENCY DISCOUNT NOTES†† - 0.6%
Federal Home Loan Bank[2]
0.25% due 07/01/16	300,000	300,000
Total Federal Agency Discount Notes
(Cost $300,000)		300,000

U.S. GOVERNMENT SECURITIES†† - 0.5%
United States Treasury Bill
0.00% due 07/14/16[4]	250,000	249,989
Total U.S. Government Securities
(Cost $249,981)		249,989

REPURCHASE AGREEMENTS††,5 - 2.5%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[6]	1,277,736	1,277,736
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	227	227
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	227	227
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	227	227
Total Repurchase Agreements
(Cost $1,278,417)		1,278,417

Total Investments - 91.2%
(Cost $36,431,488)		$46,880,669
Other Assets & Liabilities, net - 8.8%		4,522,422
Total Net Assets - 100.0%		$51,403,091

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $5,815,590)	66	$(463)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2016 NASDAQ-100 Index Swap 0.44%[7], Terminating 07/27/16 (Notional Value $5,875,891)	1,330	$288,332
Barclays Bank plc July 2016 NASDAQ-100 Index Swap 0.44%[7], Terminating 07/29/16 (Notional Value $21,752,648)	4,924	259,145
Credit Suisse Capital, LLC July 2016 NASDAQ-100 Index Swap 0.45%[7], Terminating 07/26/16 (Notional Value $2,309,456)	523	113,309
(Total Notional Value $29,937,995)		$660,786

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
NASDAQ-100® FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[4]	Zero coupon rate security.
[5]	Repurchase Agreements — See Note 5.
[6]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[7]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$15,666,410	$—	$—	$—	$—	$15,666,410
Equity Index Swap Agreements	—	—	—	660,786	—	660,786
Federal Agency Discount Notes	—	—	300,000	—	—	300,000
Federal Agency Notes	—	—	1,998,134	—	—	1,998,134
Mutual Funds	27,387,719	—	—	—	—	27,387,719
Repurchase Agreements	—	—	1,278,417	—	—	1,278,417
U.S. Government Securities	—	—	249,989	—	—	249,989
Total	$43,054,129	$—	$3,826,540	$660,786	$—	$47,541,455

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$463	$—	$—	$—	$463

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $7,787,807)	$18,214,533
Investments in affiliated issuers, at value (cost $27,365,264)	27,387,719
Repurchase agreements, at value (cost $1,278,417)	1,278,417
Total investments (cost $36,431,488)	46,880,669
Segregated cash with broker	2,300,000
Unrealized appreciation on swap agreements	660,786
Receivables:
Fund shares sold	2,129,422
Securities sold	1,993,166
Swap settlement	51,612
Dividends	42,564
Variation margin	16,988
Interest	755
Total assets	54,075,962

Liabilities:
Overdraft due to custodian bank	25,810
Payable for:
Securities purchased	2,430,263
Management fees	38,300
Fund shares redeemed	30,808
Transfer agent and administrative fees	12,767
Investor service fees	12,767
Portfolio accounting fees	5,107
Miscellaneous	117,049
Total liabilities	2,672,871
Commitments and contingent liabilities (Note 11)	—
Net assets	$51,403,091

Net assets consist of:
Paid in capital	$26,148,299
Accumulated net investment loss	(121,558)
Accumulated net realized gain on investments	14,266,846
Net unrealized appreciation on investments	11,109,504
Net assets	$51,403,091
Capital shares outstanding	1,564,490
Net asset value per share	$32.86

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $120)	$314,038
Dividends from securities of affiliated issuers	68,029
Interest	14,589
Total investment income	396,656

Expenses:
Management fees	243,001
Transfer agent and administrative fees	81,001
Investor service fees	81,001
Portfolio accounting fees	32,400
Professional fees	51,136
Custodian fees	3,783
Trustees’ fees*	2,712
Line of credit fees	2,366
Miscellaneous	20,814
Total expenses	518,214
Net investment loss	(121,558)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	12,266,034
Investments in affiliated issuers	28,860
Swap agreements	(3,271,802)
Futures contracts	(675,293)
Net realized gain	8,347,799
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(16,628,279)
Investments in affiliated issuers	13,954
Swap agreements	905,406
Futures contracts	49,324
Net change in unrealized appreciation (depreciation)	(15,659,595)
Net realized and unrealized loss	(7,311,796)
Net decrease in net assets resulting from operations	$(7,433,354)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

NASDAQ-100® FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(121,558)	$(371,398)
Net realized gain on investments	8,347,799	8,283,001
Net change in unrealized appreciation (depreciation) on investments	(15,659,595)	(4,271,503)
Net increase (decrease) in net assets resulting from operations	(7,433,354)	3,640,100

Distributions to shareholders from:
Net realized gains	—	(5,394,389)
Total distributions to shareholders	—	(5,394,389)

Capital share transactions:
Proceeds from sale of shares	103,768,812	307,218,854
Distributions reinvested	—	5,394,389
Cost of shares redeemed	(143,475,741)	(294,397,135)
Net increase (decrease) from capital share transactions	(39,706,929)	18,216,108
Net increase (decrease) in net assets	(47,140,283)	16,461,819

Net assets:
Beginning of period	98,543,374	82,081,555
End of period	$51,403,091	$98,543,374
Accumulated net investment loss at end of period	$(121,558)	$—

Capital share activity:
Shares sold	3,191,701	9,032,266
Shares issued from reinvestment of distributions	—	160,309
Shares redeemed	(4,511,566)	(8,743,924)
Net increase (decrease) in shares	(1,319,865)	448,651

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$34.16	$33.70	$30.37	$22.57	$19.32	$18.91
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.16)	(.11)	(.09)	(.08)	(.19)
Net gain (loss) on investments (realized and unrealized)	(1.24)	2.90	5.40	7.89	3.33	.60
Total from investment operations	(1.30)	2.74	5.29	7.80	3.25	.41
Less distributions from:
Net realized gains	—	(2.28)	(1.96)	—	—	—
Total distributions	—	(2.28)	(1.96)	—	—	—
Net asset value, end of period	$32.86	$34.16	$33.70	$30.37	$22.57	$19.32

Total Return[c]	(3.81%)	8.24%	17.45%	34.62%	16.77%	2.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,403	$98,543	$82,082	$72,810	$39,047	$44,120
Ratios to average net assets:
Net investment income (loss)	(0.38%)	(0.47%)	(0.33%)	(0.36%)	(0.34%)	(0.98%)
Total expenses[d]	1.60%	1.54%	1.60%	1.57%	1.61%	1.64%
Portfolio turnover rate	114%	241%	225%	186%	77%	68%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

FUND PROFILE (Unaudited)	June 30, 2016

INVERSE NASDAQ-100® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 21, 2001

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	26.8%
Guggenheim Strategy Fund II	26.8%
Total	53.6%

“Largest Holdings” excludes any temporary cash or derivative investments.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
INVERSE NASDAQ-100® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 53.6%
Guggenheim Strategy Fund I1	30,016	$747,690
Guggenheim Strategy Fund II1	30,123	747,352
Total Mutual Funds
(Cost $1,490,622)		1,495,042

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 14.3%
Fannie Mae[2]
0.25% due 07/05/16	$200,000	199,994
Federal Home Loan Bank[3]
0.25% due 07/01/16	100,000	100,000
Freddie Mac[2]
0.21% due 07/05/16	100,000	99,998
Total Federal Agency Discount Notes
(Cost $399,992)		399,992

REPURCHASE AGREEMENTS††,4 - 31.3%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[5]	518,616	518,616
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	118,202	118,202
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	118,202	118,202
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	118,202	118,202
Total Repurchase Agreements
(Cost $873,222)		873,222

Total Investments - 99.2%
(Cost $2,763,836)		$2,768,256
Other Assets & Liabilities, net - 0.8%		22,771
Total Net Assets - 100.0%		$2,791,027

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $352,460)	4	$(30)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2016 NASDAQ-100 Index Swap 0.45%[6], Terminating 07/26/16 (Notional Value $78,102)	18	$(3,835)
Barclays Bank plc July 2016 NASDAQ-100 Index Swap 0.44%[6], Terminating 07/29/16 (Notional Value $1,047,429)	237	(12,546)
Goldman Sachs International July 2016 NASDAQ-100 Index Swap 0.44%[6], Terminating 07/27/16 (Notional Value $1,292,707)	293	(59,702)
(Total Notional Value $2,418,238)		$(76,083)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[6]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
INVERSE NASDAQ-100® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$399,992	$—	$—	$399,992
Mutual Funds	1,495,042	—	—	—	—	1,495,042
Repurchase Agreements	—	—	873,222	—	—	873,222
Total	$1,495,042	$—	$1,273,214	$—	$—	$2,768,256

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$30	$—	$—	$—	$30
Equity Index Swap Agreements	—	—	—	76,083	—	76,083
Total	$—	$30	$—	$76,083	$—	$76,113

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $399,992)	$399,992
Investments in affiliated issuers, at value (cost $1,490,622)	1,495,042
Repurchase agreements, at value (cost $873,222)	873,222
Total investments (cost $2,763,836)	2,768,256
Segregated cash with broker	54,401
Receivables:
Fund shares sold	93,233
Dividends	2,579
Interest	7
Total assets	2,918,476

Liabilities:
Unrealized depreciation on swap agreements	76,083
Payable for:
Fund shares redeemed	28,381
Swap settlement	6,778
Variation margin	3,440
Securities purchased	2,579
Management fees	2,258
Transfer agent and administrative fees	627
Investor service fees	627
Portfolio accounting fees	251
Miscellaneous	6,425
Total liabilities	127,449
Commitments and contingent liabilities (Note 11)	—
Net assets	$2,791,027

Net assets consist of:
Paid in capital	$8,182,949
Accumulated net investment loss	(20,510)
Accumulated net realized loss on investments	(5,299,719)
Net unrealized depreciation on investments	(71,693)
Net assets	$2,791,027
Capital shares outstanding	127,705
Net asset value per share	$21.86

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$12,081
Interest	3,222
Total investment income	15,303

Expenses:
Management fees	18,495
Transfer agent and administrative fees	5,137
Investor service fees	5,137
Portfolio accounting fees	2,055
Professional fees	2,219
Custodian fees	241
Trustees’ fees*	114
Line of credit fees	7
Miscellaneous	2,408
Total expenses	35,813
Net investment loss	(20,510)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	643
Swap agreements	(106,410)
Futures contracts	(87,787)
Net realized loss	(193,554)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(99)
Investments in affiliated issuers	4,173
Swap agreements	(86,420)
Futures contracts	(1,536)
Net change in unrealized appreciation (depreciation)	(83,882)
Net realized and unrealized loss	(277,436)
Net decrease in net assets resulting from operations	$(297,946)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(20,510)	$(40,449)
Net realized loss on investments	(193,554)	(677,996)
Net change in unrealized appreciation (depreciation) on investments	(83,882)	(14,886)
Net decrease in net assets resulting from operations	(297,946)	(733,331)

Capital share transactions:
Proceeds from sale of shares	43,840,163	67,891,373
Cost of shares redeemed	(42,278,443)	(67,265,072)
Net increase from capital share transactions	1,561,720	626,301
Net increase (decrease) in net assets	1,263,774	(107,030)

Net assets:
Beginning of period	1,527,253	1,634,283
End of period	$2,791,027	$1,527,253
Accumulated net investment loss at end of period	$(20,510)	$—

Capital share activity:
Shares sold	1,902,790	2,909,170
Shares redeemed	(1,845,356)	(2,904,438)
Net increase in shares	57,434	4,732

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$21.73	$24.94	$30.65	$43.21	$53.11	$59.05
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.34)	(.42)	(.65)	(.75)	(.95)
Net gain (loss) on investments (realized and unrealized)	.24	(2.87)	(5.29)	(11.91)	(9.15)	(4.99)
Total from investment operations	.13	(3.21)	(5.71)	(12.56)	(9.90)	(5.94)
Net asset value, end of period	$21.86	$21.73	$24.94	$30.65	$43.21	$53.11

Total Return[c]	0.60%	(12.87%)	(18.63%)	(29.05%)	(18.64%)	(10.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,791	$1,527	$1,634	$2,466	$6,806	$7,423
Ratios to average net assets:
Net investment income (loss)	(1.00%)	(1.47%)	(1.47%)	(1.68%)	(1.64%)	(1.74%)
Total expenses[d]	1.74%	1.70%	1.77%	1.73%	1.76%	1.79%
Portfolio turnover rate	184%	406%	302%	—	—	—

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through January 24, 2014, have been restated to reflect a 1:5 reverse share split effective January 24, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

FUND PROFILE (Unaudited)	June 30, 2016

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	32.2%
Guggenheim Strategy Fund II	14.5%
Apple, Inc.	0.4%
Microsoft Corp.	0.3%
Exxon Mobil Corp.	0.3%
Johnson & Johnson	0.3%
General Electric Co.	0.2%
Amazon.com, Inc.	0.2%
Berkshire Hathaway, Inc. — Class B	0.2%
AT&T, Inc.	0.2%
Top Ten Total	48.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
S&P 500® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 14.8%

Consumer, Non-cyclical - 3.7%
Johnson & Johnson	518	$62,833
Procter & Gamble Co.	501	42,419
Pfizer, Inc.	1,142	40,210
Coca-Cola Co.	733	33,227
Merck & Company, Inc.	521	30,015
Philip Morris International, Inc.	292	29,703
PepsiCo, Inc.	272	28,816
Altria Group, Inc.	368	25,377
UnitedHealth Group, Inc.	179	25,274
Bristol-Myers Squibb Co.	314	23,095
Medtronic plc	265	22,994
Amgen, Inc.	141	21,453
Gilead Sciences, Inc.	251	20,938
AbbVie, Inc.	305	18,883
Allergan plc*	74	17,101
Eli Lilly & Co.	183	14,411
Celgene Corp.*	146	14,400
Mondelez International, Inc. — Class A	292	13,288
Colgate-Palmolive Co.	168	12,298
Danaher Corp.	113	11,413
Thermo Fisher Scientific, Inc.	74	10,934
Abbott Laboratories	277	10,889
Biogen, Inc.*	41	9,915
Kraft Heinz Co.	112	9,910
Kimberly-Clark Corp.	68	9,349
Express Scripts Holding Co.*	119	9,020
Reynolds American, Inc.	156	8,413
Aetna, Inc.	66	8,060
General Mills, Inc.	112	7,988
Automatic Data Processing, Inc.	86	7,900
McKesson Corp.	42	7,839
PayPal Holdings, Inc.*	208	7,594
Stryker Corp.	59	7,070
Becton Dickinson and Co.	40	6,784
Kroger Co.	180	6,622
Anthem, Inc.	50	6,567
Cigna Corp.	48	6,144
Boston Scientific Corp.*	256	5,983
Constellation Brands, Inc. — Class A	33	5,459
S&P Global, Inc.	50	5,363
Regeneron Pharmaceuticals, Inc.*	15	5,238
Humana, Inc.	28	5,037
Sysco Corp.	99	5,023
Alexion Pharmaceuticals, Inc.*	42	4,904
Archer-Daniels-Midland Co.	111	4,761
Cardinal Health, Inc.	61	4,759
Baxter International, Inc.	104	4,703
Intuitive Surgical, Inc.*	7	4,630
Zimmer Biomet Holdings, Inc.	38	4,574
HCA Holdings, Inc.*	57	4,389
Monster Beverage Corp.*	27	4,339
St. Jude Medical, Inc.	54	4,212
Zoetis, Inc.	86	4,082
Vertex Pharmaceuticals, Inc.*	47	4,043
Edwards Lifesciences Corp.*	40	3,989
Illumina, Inc.*	28	3,931
ConAgra Foods, Inc.	82	3,920
Kellogg Co.	47	3,838
Estee Lauder Companies, Inc. — Class A	42	3,823
Tyson Foods, Inc. — Class A	57	3,807
Molson Coors Brewing Co. — Class B	35	3,540
Nielsen Holdings plc	68	3,534
JM Smucker Co.	23	3,505
Mylan N.V.*	80	3,459
Dr Pepper Snapple Group, Inc.	35	3,382
Clorox Co.	24	3,321
CR Bard, Inc.	14	3,292
Mead Johnson Nutrition Co. — Class A	35	3,176
Moody’s Corp.	32	2,999
Hershey Co.	26	2,951
Equifax, Inc.	22	2,825
AmerisourceBergen Corp. — Class A	35	2,776
DENTSPLY SIRONA, Inc.	44	2,730
Henry Schein, Inc.*	15	2,652
Laboratory Corporation of America Holdings*	19	2,475
Church & Dwight Company, Inc.	24	2,469
Perrigo Company plc	27	2,448
DaVita HealthCare Partners, Inc.*	31	2,397
Verisk Analytics, Inc. — Class A*	29	2,351
McCormick & Company, Inc.	22	2,347
Centene Corp.*	32	2,284
Universal Health Services, Inc. — Class B	17	2,280
Campbell Soup Co.	34	2,262
Quest Diagnostics, Inc.	27	2,198
Global Payments, Inc.	29	2,070
Whole Foods Market, Inc.	60	1,921
Brown-Forman Corp. — Class B	19	1,895
Hormel Foods Corp.	51	1,867
Western Union Co.	92	1,765
Total System Services, Inc.	32	1,700
Hologic, Inc.*	46	1,592
Cintas Corp.	16	1,570
Varian Medical Systems, Inc.*	18	1,480
Mallinckrodt plc*	21	1,276
Avery Dennison Corp.	17	1,271
United Rentals, Inc.*	17	1,141
H&R Block, Inc.	42	966
Robert Half International, Inc.	25	954
Patterson Companies, Inc.	16	766
Quanta Services, Inc.*	28	647
Endo International plc*	39	608
Total Consumer, Non-cyclical		845,095

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
S&P 500® 2x STRATEGY FUND

	Shares	Value

Financial - 2.5%
Berkshire Hathaway, Inc. — Class B*	353	$51,111
JPMorgan Chase & Co.	689	42,814
Wells Fargo & Co.	870	41,176
Visa, Inc. — Class A	359	26,627
Bank of America Corp.	1,934	25,664
Citigroup, Inc.	553	23,442
MasterCard, Inc. — Class A	183	16,115
Simon Property Group, Inc.	58	12,581
U.S. Bancorp	306	12,341
Chubb Ltd.	87	11,372
American International Group, Inc.	211	11,159
Goldman Sachs Group, Inc.	73	10,846
American Express Co.	152	9,236
American Tower Corp. — Class A	80	9,089
MetLife, Inc.	207	8,244
BlackRock, Inc. — Class A	24	8,220
Bank of New York Mellon Corp.	203	7,887
PNC Financial Services Group, Inc.	94	7,651
Morgan Stanley	285	7,404
Public Storage	28	7,157
Marsh & McLennan Companies, Inc.	98	6,708
Travelers Companies, Inc.	55	6,547
Crown Castle International Corp.	63	6,390
CME Group, Inc. — Class A	64	6,233
Capital One Financial Corp.	96	6,097
Prudential Financial, Inc.	83	5,921
Charles Schwab Corp.	226	5,721
Intercontinental Exchange, Inc.	22	5,631
Aflac, Inc.	78	5,628
BB&T Corp.	155	5,519
Aon plc	50	5,462
Welltower, Inc.	67	5,104
Equinix, Inc.	13	5,040
Allstate Corp.	70	4,897
Prologis, Inc.	99	4,855
Equity Residential	69	4,753
AvalonBay Communities, Inc.	26	4,690
Ventas, Inc.	64	4,660
Weyerhaeuser Co.	141	4,198
Discover Financial Services	78	4,180
State Street Corp.	75	4,044
Synchrony Financial*	157	3,969
SunTrust Banks, Inc.	94	3,862
Boston Properties, Inc.	29	3,825
Progressive Corp.	110	3,685
M&T Bank Corp.	30	3,547
T. Rowe Price Group, Inc.	47	3,429
Realty Income Corp.	49	3,399
Vornado Realty Trust	33	3,304
Hartford Financial Services Group, Inc.	74	3,284
General Growth Properties, Inc.	110	3,280
Willis Towers Watson plc	26	3,232
HCP, Inc.	88	3,113
Digital Realty Trust, Inc.	28	3,052
Ameriprise Financial, Inc.	31	2,785
Essex Property Trust, Inc.	12	2,737
Northern Trust Corp.	40	2,650
Fifth Third Bancorp	145	2,551
Kimco Realty Corp.	79	2,479
Franklin Resources, Inc.	69	2,303
Host Hotels & Resorts, Inc.	141	2,286
Extra Space Storage, Inc.	24	2,221
Alliance Data Systems Corp.*	11	2,155
Federal Realty Investment Trust	13	2,152
Cincinnati Financial Corp.	28	2,097
Principal Financial Group, Inc.	51	2,097
Loews Corp.	50	2,055
Macerich Co.	24	2,049
Regions Financial Corp.	239	2,034
SL Green Realty Corp.	19	2,023
Invesco Ltd.	79	2,018
Citizens Financial Group, Inc.	100	1,998
UDR, Inc.	50	1,846
XL Group plc — Class A	54	1,799
Iron Mountain, Inc.	45	1,792
KeyCorp	159	1,757
Lincoln National Corp.	45	1,745
Arthur J Gallagher & Co.	33	1,571
CBRE Group, Inc. — Class A*	55	1,456
Unum Group	45	1,431
Nasdaq, Inc.	22	1,423
Affiliated Managers Group, Inc.*	10	1,408
Comerica, Inc.	33	1,357
Huntington Bancshares, Inc.	150	1,341
Torchmark Corp.	21	1,298
Apartment Investment & Management Co. — Class A	29	1,281
E*TRADE Financial Corp.*	52	1,221
Assurant, Inc.	12	1,036
Zions Bancorporation	39	980
People’s United Financial, Inc.	59	865
Navient Corp.	62	741
Legg Mason, Inc.	20	590
Total Financial		575,023

Communications - 1.9%
Amazon.com, Inc.*	73	52,240
AT&T, Inc.	1,159	50,080
Facebook, Inc. — Class A*	435	49,712
Verizon Communications, Inc.	768	42,885
Alphabet, Inc. — Class C*	56	38,758
Alphabet, Inc. — Class A*	55	38,694
Comcast Corp. — Class A	455	29,661
Walt Disney Co.	281	27,487
Cisco Systems, Inc.	947	27,169
Priceline Group, Inc.*	9	11,235

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
S&P 500® 2x STRATEGY FUND

	Shares	Value

Time Warner, Inc.	148	$10,884
Netflix, Inc.*	81	7,410
Yahoo!, Inc.*	165	6,197
Twenty-First Century Fox, Inc. — Class A	206	5,572
eBay, Inc.*	199	4,659
CBS Corp. — Class B	78	4,246
Omnicom Group, Inc.	45	3,667
CenturyLink, Inc.	103	2,988
Level 3 Communications, Inc.*	55	2,832
Viacom, Inc. — Class B	65	2,696
Symantec Corp.	115	2,362
Expedia, Inc.	22	2,339
Twenty-First Century Fox, Inc. — Class B	81	2,207
Motorola Solutions, Inc.	30	1,979
Interpublic Group of Companies, Inc.	76	1,756
VeriSign, Inc.*	18	1,556
Juniper Networks, Inc.	67	1,507
F5 Networks, Inc.*	13	1,480
TripAdvisor, Inc.*	22	1,415
Scripps Networks Interactive, Inc. — Class A	18	1,122
Frontier Communications Corp.	221	1,092
Discovery Communications, Inc. — Class C*	45	1,073
TEGNA, Inc.	41	950
News Corp. — Class A	72	818
Discovery Communications, Inc. — Class A*	28	706
News Corp. — Class B	20	233
Total Communications		441,667

Technology - 1.8%
Apple, Inc.	1,031	98,564
Microsoft Corp.	1,480	75,732
Intel Corp.	889	29,160
International Business Machines Corp.	166	25,195
Oracle Corp.	586	23,985
QUALCOMM, Inc.	277	14,839
Accenture plc — Class A	117	13,255
Texas Instruments, Inc.	189	11,841
Broadcom Ltd.	70	10,878
EMC Corp.	368	9,998
salesforce.com, Inc.*	120	9,529
Adobe Systems, Inc.*	94	9,004
Cognizant Technology Solutions Corp. — Class A*	114	6,525
Hewlett Packard Enterprise Co.	313	5,719
Intuit, Inc.	48	5,357
Applied Materials, Inc.	205	4,914
Fiserv, Inc.*	42	4,567
NVIDIA Corp.	96	4,513
Electronic Arts, Inc.*	57	4,319
HP, Inc.	322	4,041
Fidelity National Information Services, Inc.	52	3,831
Activision Blizzard, Inc.	96	3,804
Paychex, Inc.	60	3,570
Cerner Corp.*	57	3,340
Analog Devices, Inc.	58	3,285
Micron Technology, Inc.*	195	2,683
Western Digital Corp.	54	2,535
Lam Research Corp.	30	2,522
Red Hat, Inc.*	34	2,468
Citrix Systems, Inc.*	29	2,323
Skyworks Solutions, Inc.	36	2,278
Autodesk, Inc.*	42	2,274
Xilinx, Inc.	48	2,214
KLA-Tencor Corp.	29	2,124
Linear Technology Corp.	45	2,094
Microchip Technology, Inc.	40	2,030
Akamai Technologies, Inc.*	33	1,846
CA, Inc.	56	1,838
Xerox Corp.	179	1,699
Seagate Technology plc	56	1,364
NetApp, Inc.	54	1,328
Qorvo, Inc.*	24	1,326
Dun & Bradstreet Corp.	7	853
Pitney Bowes, Inc.	36	641
CSRA, Inc.	26	609
Teradata Corp.*	24	602
Total Technology		427,416

Consumer, Cyclical - 1.5%
Home Depot, Inc.	234	29,880
Wal-Mart Stores, Inc.	288	21,029
McDonald’s Corp.	165	19,855
CVS Health Corp.	202	19,339
Starbucks Corp.	276	15,765
NIKE, Inc. — Class B	251	13,855
Walgreens Boots Alliance, Inc.	163	13,573
Lowe’s Companies, Inc.	167	13,221
Costco Wholesale Corp.	82	12,877
TJX Companies, Inc.	124	9,577
Ford Motor Co.	735	9,239
Target Corp.	111	7,750
General Motors Co.	264	7,471
Yum! Brands, Inc.	77	6,385
Johnson Controls, Inc.	122	5,400
Delta Air Lines, Inc.	145	5,282
Dollar General Corp.	53	4,982
O’Reilly Automotive, Inc.*	18	4,880
AutoZone, Inc.*	6	4,763
Southwest Airlines Co.	120	4,705
Ross Stores, Inc.	76	4,309
Newell Brands, Inc.	86	4,177
Dollar Tree, Inc.*	44	4,147
VF Corp.	63	3,875
Carnival Corp.	83	3,668
PACCAR, Inc.	66	3,423
L Brands, Inc.	48	3,223
Delphi Automotive plc	51	3,193
American Airlines Group, Inc.	109	3,086

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
S&P 500® 2x STRATEGY FUND

	Shares	Value

Ulta Salon Cosmetics & Fragrance, Inc.*	12	$2,924
Genuine Parts Co.	28	2,835
United Continental Holdings, Inc.*	63	2,586
WW Grainger, Inc.	11	2,499
Fastenal Co.	54	2,397
Marriott International, Inc. — Class A	36	2,393
Starwood Hotels & Resorts Worldwide, Inc.	32	2,366
Whirlpool Corp.	14	2,333
Tractor Supply Co.	25	2,280
Mohawk Industries, Inc.*	12	2,277
Advance Auto Parts, Inc.	14	2,263
Royal Caribbean Cruises Ltd.	32	2,149
Coach, Inc.	52	2,118
Chipotle Mexican Grill, Inc. — Class A*	5	2,014
Mattel, Inc.	64	2,002
DR Horton, Inc.	62	1,951
Macy’s, Inc.	58	1,950
LKQ Corp.*	58	1,839
Hanesbrands, Inc.	71	1,784
CarMax, Inc.*	36	1,765
Hasbro, Inc.	21	1,764
Michael Kors Holdings Ltd.*	33	1,633
Best Buy Company, Inc.	53	1,622
Lennar Corp. — Class A	35	1,614
Harley-Davidson, Inc.	34	1,540
Wyndham Worldwide Corp.	21	1,496
Foot Locker, Inc.	26	1,426
PVH Corp.	15	1,413
Under Armour, Inc. — Class A*	34	1,364
Wynn Resorts Ltd.	15	1,360
Alaska Air Group, Inc.	23	1,341
Darden Restaurants, Inc.	21	1,330
Kohl’s Corp.	35	1,327
Goodyear Tire & Rubber Co.	50	1,283
Under Armour, Inc. — Class C*	35	1,280
Leggett & Platt, Inc.	25	1,278
Tiffany & Co.	21	1,274
Bed Bath & Beyond, Inc.	29	1,253
Signet Jewelers Ltd.	15	1,236
BorgWarner, Inc.	41	1,210
PulteGroup, Inc.	59	1,150
Staples, Inc.	122	1,052
Ralph Lauren Corp. — Class A	11	986
Harman International Industries, Inc.	13	934
Nordstrom, Inc.	24	913
The Gap, Inc.	43	912
AutoNation, Inc.*	13	611
Urban Outfitters, Inc.*	16	440
Total Consumer, Cyclical		342,696

Industrial - 1.4%
General Electric Co.	1,732	54,522
3M Co.	114	19,963
Honeywell International, Inc.	144	16,750
United Technologies Corp.	147	15,075
Boeing Co.	113	14,674
United Parcel Service, Inc. — Class B	130	14,004
Union Pacific Corp.	158	13,786
Lockheed Martin Corp.	49	12,160
Caterpillar, Inc.	110	8,339
Raytheon Co.	56	7,613
Northrop Grumman Corp.	34	7,558
General Dynamics Corp.	54	7,519
FedEx Corp.	47	7,134
Illinois Tool Works, Inc.	61	6,354
Emerson Electric Co.	121	6,311
Waste Management, Inc.	78	5,169
Eaton Corporation plc	86	5,137
Norfolk Southern Corp.	56	4,767
CSX Corp.	180	4,694
Deere & Co.	56	4,538
Corning, Inc.	202	4,137
TE Connectivity Ltd.	67	3,827
Tyco International plc	80	3,408
Cummins, Inc.	30	3,373
Amphenol Corp. — Class A	58	3,325
Roper Technologies, Inc.	19	3,241
Stanley Black & Decker, Inc.	28	3,114
Ingersoll-Rand plc	48	3,057
Vulcan Materials Co.	25	3,009
Rockwell Automation, Inc.	25	2,871
Agilent Technologies, Inc.	62	2,750
Parker-Hannifin Corp.	25	2,701
TransDigm Group, Inc.*	10	2,637
Ball Corp.	33	2,386
Republic Services, Inc. — Class A	45	2,309
Martin Marietta Materials, Inc.	12	2,304
Rockwell Collins, Inc.	25	2,129
Waters Corp.*	15	2,110
L-3 Communications Holdings, Inc.	14	2,054
AMETEK, Inc.	44	2,034
Dover Corp.	29	2,010
CH Robinson Worldwide, Inc.	27	2,005
Acuity Brands, Inc.	8	1,984
Pentair plc	34	1,982
Masco Corp.	63	1,949
Harris Corp.	23	1,919
WestRock Co.	48	1,866
Textron, Inc.	51	1,865
Kansas City Southern	20	1,802
Snap-on, Inc.	11	1,736
Sealed Air Corp.	37	1,701
Fortune Brands Home & Security, Inc.	29	1,681
Expeditors International of Washington, Inc.	34	1,667
Stericycle, Inc.*	16	1,666
Xylem, Inc.	34	1,518
J.B. Hunt Transport Services, Inc.	17	1,376

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
S&P 500® 2x STRATEGY FUND

	Shares	Value

Fluor Corp.	26	$1,281
Allegion plc	18	1,250
Jacobs Engineering Group, Inc.*	23	1,146
Flowserve Corp.	25	1,129
PerkinElmer, Inc.	21	1,101
Garmin Ltd.	22	933
FLIR Systems, Inc.	26	805
Ryder System, Inc.	10	611
Owens-Illinois, Inc.*	30	540
Total Industrial		330,366

Energy - 1.1%
Exxon Mobil Corp.	781	73,210
Chevron Corp.	355	37,214
Schlumberger Ltd.	262	20,719
Occidental Petroleum Corp.	144	10,880
ConocoPhillips	233	10,158
EOG Resources, Inc.	104	8,676
Halliburton Co.	162	7,337
Phillips 66	88	6,982
Kinder Morgan, Inc.	345	6,459
Anadarko Petroleum Corp.	96	5,112
Spectra Energy Corp.	129	4,725
Pioneer Natural Resources Co.	31	4,688
Valero Energy Corp.	88	4,488
Apache Corp.	71	3,953
Marathon Petroleum Corp.	100	3,796
Baker Hughes, Inc.	82	3,701
Devon Energy Corp.	99	3,589
Hess Corp.	50	3,005
Concho Resources, Inc.*	25	2,982
Noble Energy, Inc.	81	2,905
Williams Companies, Inc.*	129	2,790
Equities Corp.	33	2,555
Marathon Oil Corp.	160	2,402
National Oilwell Varco, Inc.	71	2,389
Cabot Oil & Gas Corp. — Class A	88	2,265
Cimarex Energy Co.	18	2,148
Columbia Pipeline Group, Inc.	75	1,912
ONEOK, Inc.	40	1,898
Tesoro Corp.	23	1,723
Newfield Exploration Co.*	37	1,635
Range Resources Corp.	32	1,380
Helmerich & Payne, Inc.	20	1,342
FMC Technologies, Inc.*	43	1,147
Murphy Oil Corp.	30	953
Transocean Ltd.	65	773
First Solar, Inc.*	14	679
Chesapeake Energy Corp.*	110	471
Diamond Offshore Drilling, Inc.	12	292
Southwestern Energy Co.*	10	126
Total Energy		253,459

Utilities - 0.5%
NextEra Energy, Inc.	87	11,344
Duke Energy Corp.	130	11,152
Southern Co.	177	9,492
Dominion Resources, Inc.	116	9,040
American Electric Power Company, Inc.	93	6,518
Exelon Corp.	174	6,327
PG&E Corp.	93	5,945
Sempra Energy	45	5,131
PPL Corp.	127	4,794
Edison International	61	4,738
Consolidated Edison, Inc.	57	4,585
Public Service Enterprise Group, Inc.	95	4,428
Xcel Energy, Inc.	96	4,299
WEC Energy Group, Inc.	59	3,853
Eversource Energy	60	3,594
DTE Energy Co.	34	3,370
FirstEnergy Corp.	80	2,793
American Water Works Company, Inc.	33	2,789
Entergy Corp.	34	2,766
Ameren Corp.	46	2,465
CMS Energy Corp.	53	2,431
SCANA Corp.	27	2,043
CenterPoint Energy, Inc.	81	1,944
Alliant Energy Corp.	43	1,707
Pinnacle West Capital Corp.	21	1,702
NiSource, Inc.	61	1,618
AES Corp.	124	1,548
NRG Energy, Inc.	59	884
Total Utilities		123,300

Basic Materials - 0.4%
EI du Pont de Nemours & Co.	164	10,626
Dow Chemical Co.	211	10,488
Monsanto Co.	82	8,480
Praxair, Inc.	54	6,070
Ecolab, Inc.	50	5,930
Air Products & Chemicals, Inc.	37	5,255
PPG Industries, Inc.	50	5,208
LyondellBasell Industries N.V. — Class A	64	4,763
Sherwin-Williams Co.	15	4,405
Newmont Mining Corp.	100	3,912
International Paper Co.	77	3,263
Nucor Corp.	60	2,965
Freeport-McMoRan, Inc.	236	2,629
Alcoa, Inc.	248	2,299
Eastman Chemical Co.	28	1,901
International Flavors & Fragrances, Inc.	15	1,891
Mosaic Co.	66	1,728
Albemarle Corp.	21	1,666
FMC Corp.	25	1,158
CF Industries Holdings, Inc.	44	1,060
Total Basic Materials		85,697

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
S&P 500® 2x STRATEGY FUND

	Shares	Value

Diversified - 0.0%
Leucadia National Corp.	63	$1,092

Total Common Stocks
(Cost $3,379,827)		3,425,811

MUTUAL FUNDS† - 46.7%
Guggenheim Strategy Fund I1	298,687	7,440,302
Guggenheim Strategy Fund II1	134,417	3,334,884
Total Mutual Funds
(Cost $10,758,363)		10,775,186

	Face Amount

FEDERAL AGENCY NOTES†† - 4.3%
Federal Farm Credit Bank[2]
0.46% due 08/01/17[3]	$1,000,000	999,067
Total Federal Agency Notes
(Cost $1,000,000)		999,067

REPURCHASE AGREEMENTS††,4 - 17.4%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[5]	2,949,977	2,949,977
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	355,728	355,728
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	355,728	355,728
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	355,728	355,728
Total Repurchase Agreements
(Cost $4,017,161)		4,017,161

Total Investments - 83.2%
(Cost $19,155,351)		$19,217,225
Other Assets & Liabilities, net - 16.8%		3,889,631
Total Net Assets - 100.0%		$23,106,856

	Units	Unrealized Gain

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2016 S&P 500 Index Swap 0.44%[6], Terminating 07/27/16 (Notional Value $22,093,834)	10,527	$862,371
Barclays Bank plc July 2016 S&P 500 Index Swap 0.44%[6], Terminating 07/29/16 (Notional Value $19,700,768)	9,386	263,323
Credit Suisse Capital, LLC July 2016 S&P 500 Index Swap 0.45%[6], Terminating 07/26/16 (Notional Value $1,087,420)	518	51,236
(Total Notional Value $42,882,022)		$1,176,930

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[6]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
S&P 500® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$3,425,811	$—	$—	$—	$3,425,811
Equity Index Swap Agreements	—	—	1,176,930	—	1,176,930
Federal Agency Notes	—	999,067	—	—	999,067
Mutual Funds	10,775,186	—	—	—	10,775,186
Repurchase Agreements	—	4,017,161	—	—	4,017,161
Total	$14,200,997	$5,016,228	$1,176,930	$—	$20,394,155

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $4,379,827)	$4,424,878
Investments in affiliated issuers, at value (cost $10,758,363)	10,775,186
Repurchase agreements, at value (cost $4,017,161)	4,017,161
Total investments (cost $19,155,351)	19,217,225
Segregated cash with broker	2,360,000
Unrealized appreciation on swap agreements	1,176,930
Cash	83
Receivables:
Fund shares sold	3,006,393
Securities sold	500,336
Swap settlement	30,700
Dividends	18,955
Interest	403
Total assets	26,311,025

Liabilities:
Payable for:
Securities purchased	3,122,516
Management fees	17,868
Fund shares redeemed	11,748
Transfer agent and administrative fees	4,963
Investor service fees	4,963
Portfolio accounting fees	1,985
Miscellaneous	40,126
Total liabilities	3,204,169
Commitments and contingent liabilities (Note 11)	—
Net assets	$23,106,856

Net assets consist of:
Paid in capital	$18,975,655
Accumulated net investment loss	(51,303)
Accumulated net realized gain on investments	2,943,700
Net unrealized appreciation on investments	1,238,804
Net assets	$23,106,856
Capital shares outstanding	133,088
Net asset value per share	$173.62

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $10)	$105,466
Dividends from securities of affiliated issuers	26,332
Interest	10,085
Total investment income	141,883

Expenses:
Management fees	101,277
Transfer agent and administrative fees	28,133
Investor service fees	28,133
Portfolio accounting fees	11,253
Professional fees	16,368
Custodian fees	1,316
Trustees’ fees*	818
Line of credit fees	53
Miscellaneous	5,034
Total expenses	192,385
Net investment loss	(50,502)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	836,456
Investments in affiliated issuers	5,216
Swap agreements	1,253,262
Futures contracts	(36,073)
Net realized gain	2,058,861
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,060,425)
Investments in affiliated issuers	17,407
Swap agreements	1,388,543
Net change in unrealized appreciation (depreciation)	345,525
Net realized and unrealized gain	2,404,386
Net increase in net assets resulting from operations	$2,353,884

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(50,502)	$(150,763)
Net realized gain on investments	2,058,861	4,203,308
Net change in unrealized appreciation (depreciation) on investments	345,525	(3,736,056)
Net increase in net assets resulting from operations	2,353,884	316,489

Distributions to shareholders from:
Net realized gains	—	(8,129,887)
Total distributions to shareholders	—	(8,129,887)

Capital share transactions:
Proceeds from sale of shares	123,640,880	372,144,701
Distributions reinvested	—	8,129,887
Cost of shares redeemed	(124,055,038)	(390,088,860)
Net decrease from capital share transactions	(414,158)	(9,814,272)
Net increase (decrease) in net assets	1,939,726	(17,627,670)

Net assets:
Beginning of period	21,167,130	38,794,800
End of period	$23,106,856	$21,167,130
Accumulated net investment loss at end of period	$(51,303)	$(801)

Capital share activity:
Shares sold	783,560	1,858,282
Shares issued from reinvestment of distributions	—	46,012
Shares redeemed	(778,589)	(1,946,867)
Net increase (decrease) in shares	4,971	(42,573)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$165.22	$227.28	$235.85	$139.79	$108.05	$112.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(1.11)	(.86)	(.91)	(.36)	(.83)
Net gain (loss) on investments (realized and unrealized)	8.76	1.42	57.67	96.97	32.10	(3.61)
Total from investment operations	8.40	.31	56.81	96.06	31.74	(4.44)
Less distributions from:
Net realized gains	—	(62.37)	(65.38)	—	—	—
Total distributions	—	(62.37)	(65.38)	—	—	—
Net asset value, end of period	$173.62	$165.22	$227.28	$235.85	$139.79	$108.05

Total Return[c]	5.10%	(1.66%)	24.66%	68.71%	29.39%	(3.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,107	$21,167	$38,795	$27,492	$12,484	$22,863
Ratios to average net assets:
Net investment income (loss)	(0.45%)	(0.55%)	(0.35%)	(0.49%)	(0.28%)	(0.72%)
Total expenses[d]	1.71%	1.66%	1.74%	1.69%	1.73%	1.76%
Portfolio turnover rate	285%	558%	475%	225%	301%	232%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	34.0%
Guggenheim Strategy Fund II	17.5%
Apple, Inc.	1.2%
Microsoft Corp.	0.9%
Amazon.com, Inc.	0.8%
Facebook, Inc. — Class A	0.6%
Alphabet, Inc. — Class C	0.5%
Alphabet, Inc. — Class A	0.5%
Comcast Corp. — Class A	0.4%
Intel Corp.	0.3%
Top Ten Total	56.7%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 11.6%

Communications - 4.3%
Amazon.com, Inc.*	311	$222,558
Facebook, Inc. — Class A*	1,523	174,048
Alphabet, Inc. — Class C*	226	156,415
Alphabet, Inc. — Class A*	193	135,781
Comcast Corp. — Class A	1,592	103,782
Cisco Systems, Inc.	3,313	95,050
Priceline Group, Inc.*	33	41,198
Charter Communications, Inc. — Class A*	178	40,698
Baidu, Inc. ADR*	180	29,727
Netflix, Inc.*	282	25,797
Yahoo!, Inc.*	626	23,513
T-Mobile US, Inc.*	542	23,452
Twenty-First Century Fox, Inc. — Class A	722	19,530
eBay, Inc.*	757	17,721
Twenty-First Century Fox, Inc. — Class B	526	14,334
Sirius XM Holdings, Inc.*	3,266	12,901
JD.com, Inc. ADR*	598	12,696
Liberty Global plc — Class C*	432	12,377
Ctrip.com International Ltd. ADR*	246	10,135
Expedia, Inc.	90	9,567
Viacom, Inc. — Class B	228	9,455
Symantec Corp.	403	8,278
Vodafone Group plc ADR	255	7,877
DISH Network Corp. — Class A*	149	7,808
TripAdvisor, Inc.*	88	5,658
Liberty Global plc — Class A*	189	5,492
Discovery Communications, Inc. — Class C*	164	3,911
Liberty Global plc LiLAC — Class C*	110	3,559
Liberty Ventures — Class A*	90	3,336
Discovery Communications, Inc. — Class A*	99	2,498
Liberty Global plc LiLAC — Class A*	48	1,538
Total Communications		1,240,690

Technology - 4.0%
Apple, Inc.	3,608	344,924
Microsoft Corp.	5,177	264,907
Intel Corp.	3,110	102,007
QUALCOMM, Inc.	967	51,803
Texas Instruments, Inc.	661	41,412
Broadcom Ltd.	257	39,938
Adobe Systems, Inc.*	330	31,611
Cognizant Technology Solutions Corp. — Class A*	399	22,839
Activision Blizzard, Inc.	486	19,260
Intuit, Inc.	169	18,862
NXP Semiconductor N.V.*	226	17,705
Applied Materials, Inc.	717	17,187
NVIDIA Corp.	352	16,548
Fiserv, Inc.*	146	15,874
Electronic Arts, Inc.*	199	15,076
Paychex, Inc.	237	14,102
Cerner Corp.*	223	13,068
Analog Devices, Inc.	202	11,441
NetEase, Inc. ADR	50	9,661
Micron Technology, Inc.*	683	9,398
Check Point Software Technologies Ltd.*	113	9,004
CA, Inc.	274	8,995
Lam Research Corp.	105	8,826
Western Digital Corp.	185	8,743
Citrix Systems, Inc.*	102	8,169
Autodesk, Inc.*	148	8,013
Skyworks Solutions, Inc.	125	7,910
Xilinx, Inc.	167	7,704
Linear Technology Corp.	157	7,305
Maxim Integrated Products, Inc.	187	6,674
Akamai Technologies, Inc.*	116	6,488
Seagate Technology plc	197	4,799
NetApp, Inc.	190	4,672
Total Technology		1,174,925

Consumer, Non-cyclical - 2.1%
Amgen, Inc.	495	75,315
Gilead Sciences, Inc.	877	73,159
Kraft Heinz Co.	801	70,872
Celgene Corp.*	510	50,301
Mondelez International, Inc. — Class A	1,022	46,511
Biogen, Inc.*	144	34,822
Express Scripts Holding Co.*	417	31,609
PayPal Holdings, Inc.*	798	29,135
Automatic Data Processing, Inc.	301	27,653
Regeneron Pharmaceuticals, Inc.*	68	23,748
Monster Beverage Corp.*	134	21,535
Alexion Pharmaceuticals, Inc.*	148	17,280
Intuitive Surgical, Inc.*	25	16,535
Mylan N.V.*	335	14,485
Vertex Pharmaceuticals, Inc.*	163	14,021
Illumina, Inc.*	97	13,617
Incyte Corp.*	124	9,918
DENTSPLY SIRONA, Inc.	154	9,554
Henry Schein, Inc.*	54	9,547
Verisk Analytics, Inc. — Class A*	111	9,000
BioMarin Pharmaceutical, Inc.*	107	8,325
Whole Foods Market, Inc.	211	6,756
Endo International plc*	147	2,292
Total Consumer, Non-cyclical		615,990

Consumer, Cyclical - 1.1%
Walgreens Boots Alliance, Inc.	711	59,205
Starbucks Corp.	965	55,121
Costco Wholesale Corp.	289	45,386
Tesla Motors, Inc.*	98	20,803
O’Reilly Automotive, Inc.*	64	17,350
Ross Stores, Inc.	266	15,080
Dollar Tree, Inc.*	155	14,607
PACCAR, Inc.	231	11,982

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Marriott International, Inc. — Class A	167	$11,099
American Airlines Group, Inc.	382	10,814
Ulta Salon Cosmetics & Fragrance, Inc.*	41	9,989
Fastenal Co.	190	8,434
Tractor Supply Co.	88	8,024
Liberty Interactive Corporation QVC Group — Class A*	297	7,535
Mattel, Inc.	224	7,009
Norwegian Cruise Line Holdings Ltd.*	150	5,976
Bed Bath & Beyond, Inc.	102	4,408
Total Consumer, Cyclical		312,822

Industrial - 0.1%
CSX Corp.	630	16,430
SBA Communications Corp. — Class A*	83	8,959
Stericycle, Inc.*	56	5,831
Total Industrial		31,220

Total Common Stocks
(Cost $2,403,203)		3,375,647

MUTUAL FUNDS† - 51.5%
Guggenheim Strategy Fund I1	398,105	9,916,790
Guggenheim Strategy Fund II1	205,874	5,107,736
Total Mutual Funds
(Cost $15,008,447)		15,024,526

	Face Amount

FEDERAL AGENCY NOTES†† - 3.4%
Federal Farm Credit Bank[2]
0.46% due 08/01/17[3]	$1,000,000	999,067
Total Federal Agency Notes
(Cost $1,000,000)		999,067

REPURCHASE AGREEMENTS††,4 - 6.9%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[5]	1,525,278	1,525,278
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	168,324	168,324
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	168,324	168,324
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	168,324	168,324
Total Repurchase Agreements
(Cost $2,030,250)		2,030,250

Total Investments - 73.4%
(Cost $20,441,900)		$21,429,490
Other Assets & Liabilities, net - 26.6%		7,767,362
Total Net Assets - 100.0%		$29,196,852

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $793,035)	9	$(2,076)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2016 NASDAQ-100 Index Swap 0.45%[6], Terminating 07/26/16 (Notional Value $20,325,745)	4,601	$433,702
Barclays Bank plc July 2016 NASDAQ-100 Index Swap 0.44%[6], Terminating 07/29/16 (Notional Value $29,223,516)	6,615	349,755
Goldman Sachs International July 2016 NASDAQ-100 Index Swap 0.44%[6], Terminating 07/27/16 (Notional Value $4,680,320)	1,059	190,044
(Total Notional Value $54,229,581)		$973,501

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[6]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$3,375,647	$—	$—	$—	$—	$3,375,647
Equity Index Swap Agreements	—	—	—	973,501	—	973,501
Federal Agency Notes	—	—	999,067	—	—	999,067
Mutual Funds	15,024,526	—	—	—	—	15,024,526
Repurchase Agreements	—	—	2,030,250	—	—	2,030,250
Total	$18,400,173	$—	$3,029,317	$973,501	$—	$22,402,991

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$2,076	$—	$—	$—	$2,076

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $3,403,203)	$4,374,714
Investments in affiliated issuers, at value (cost $15,008,447)	15,024,526
Repurchase agreements, at value (cost $2,030,250)	2,030,250
Total investments (cost $20,441,900)	21,429,490
Segregated cash with broker	6,992,401
Unrealized appreciation on swap agreements	973,501
Cash	264
Receivables:
Dividends	23,604
Variation margin	7,740
Interest	388
Total assets	29,427,388

Liabilities:
Payable for:
Fund shares redeemed	110,525
Management fees	25,014
Licensing fees	19,836
Securities purchased	17,115
Transfer agent and administrative fees	6,948
Investor service fees	6,948
Portfolio accounting fees	2,779
Miscellaneous	41,371
Total liabilities	230,536
Commitments and contingent liabilities (Note 11)	—
Net assets	$29,196,852

Net assets consist of:
Paid in capital	$30,735,099
Accumulated net investment loss	(89,368)
Accumulated net realized loss on investments	(3,407,894)
Net unrealized appreciation on investments	1,959,015
Net assets	$29,196,852
Capital shares outstanding	830,975
Net asset value per share	$35.14

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $74)	$129,083
Dividends from securities of affiliated issuers	31,287
Interest	7,274
Total investment income	167,644

Expenses:
Management fees	132,263
Transfer agent and administrative fees	36,740
Investor service fees	36,740
Portfolio accounting fees	14,695
Professional fees	27,058
Custodian fees	1,717
Trustees’ fees*	1,340
Line of credit fees	876
Miscellaneous	5,583
Total expenses	257,012
Net investment loss	(89,368)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	687,865
Investments in affiliated issuers	13,387
Swap agreements	(4,818,928)
Futures contracts	(539,905)
Net realized loss	(4,657,581)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,448,449)
Investments in affiliated issuers	15,140
Swap agreements	1,527,409
Futures contracts	(29,823)
Net change in unrealized appreciation (depreciation)	(935,723)
Net realized and unrealized loss	(5,593,304)
Net decrease in net assets resulting from operations	$(5,682,672)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(89,368)	$(359,701)
Net realized gain (loss) on investments	(4,657,581)	4,232,536
Net change in unrealized appreciation (depreciation) on investments	(935,723)	(4,772,965)
Net decrease in net assets resulting from operations	(5,682,672)	(900,130)

Distributions to shareholders from:
Net realized gains	—	(8,295,714)
Total distributions to shareholders	—	(8,295,714)

Capital share transactions:
Proceeds from sale of shares	62,272,141	208,779,667
Distributions reinvested	—	8,295,714
Cost of shares redeemed	(77,386,640)	(216,369,528)
Net increase (decrease) from capital share transactions	(15,114,499)	705,853
Net decrease in net assets	(20,797,171)	(8,489,991)

Net assets:
Beginning of period	49,994,023	58,484,014
End of period	$29,196,852	$49,994,023
Accumulated net investment loss at end of period	$(89,368)	$—

Capital share activity:
Shares sold	1,782,483	5,047,022
Shares issued from reinvestment of distributions	—	217,735
Shares redeemed	(2,244,264)	(5,377,764)
Net decrease in shares	(461,781)	(113,007)

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$38.67	$41.60	$45.40	$27.75	$20.69	$24.45
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.31)	(.34)	(.25)	(.22)	(.33)
Net gain (loss) on investments (realized and unrealized)	(3.43)	6.26	16.78	21.99	7.28	.39
Total from investment operations	(3.53)	5.95	16.44	21.74	7.06	.06
Less distributions from:
Net realized gains	—	(8.88)	(20.24)	(4.09)	—	(3.82)
Total distributions	—	(8.88)	(20.24)	(4.09)	—	(3.82)
Net asset value, end of period	$35.14	$38.67	$41.60	$45.40	$27.75	$20.69

Total Return[c]	(9.13%)	14.63%	36.57%	80.21%	34.12%	(0.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,197	$49,994	$58,484	$46,018	$24,938	$22,340
Ratios to average net assets:
Net investment income (loss)	(0.61%)	(0.75%)	(0.69%)	(0.70%)	(0.80%)	(1.31%)
Total expenses[d]	1.75%	1.68%	1.75%	1.72%	1.76%	1.80%
Portfolio turnover rate	159%	294%	275%	174%	120%	22%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

FUND PROFILE (Unaudited)	June 30, 2016

MID-CAP 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	24.9%
Guggenheim Strategy Fund II	16.7%
Mettler-Toledo International, Inc.	0.2%
Ingredion, Inc.	0.2%
Duke Realty Corp.	0.2%
ResMed, Inc.	0.2%
CDK Global, Inc.	0.2%
Alleghany Corp.	0.2%
IDEXX Laboratories, Inc.	0.2%
WhiteWave Foods Co. — Class A	0.2%
Top Ten Total	43.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 30.7%

Financial - 7.9%
Duke Realty Corp.	559	$14,902
Alleghany Corp.*	25	13,740
Regency Centers Corp.	158	13,230
Mid-America Apartment Communities, Inc.	122	12,981
Camden Property Trust	141	12,467
Everest Re Group Ltd.	68	12,422
Alexandria Real Estate Equities, Inc.	119	12,319
National Retail Properties, Inc.	233	12,051
New York Community Bancorp, Inc.	787	11,797
American Campus Communities, Inc.	211	11,156
Signature Bank*	87	10,868
SEI Investments Co.	220	10,584
Reinsurance Group of America, Inc. — Class A	104	10,087
Raymond James Financial, Inc.	204	10,057
Kilroy Realty Corp.	149	9,877
WR Berkley Corp.	159	9,527
Liberty Property Trust	237	9,414
Omega Healthcare Investors, Inc.	268	9,098
Lamar Advertising Co. — Class A	133	8,818
CBOE Holdings, Inc.	132	8,794
American Financial Group, Inc.	115	8,503
EPR Properties	103	8,310
Highwoods Properties, Inc.	157	8,290
RenaissanceRe Holdings Ltd.	70	8,221
Douglas Emmett, Inc.	227	8,063
Senior Housing Properties Trust	384	7,999
SVB Financial Group*	84	7,994
East West Bancorp, Inc.	233	7,964
Sovran Self Storage, Inc.	75	7,869
Weingarten Realty Investors	187	7,633
Old Republic International Corp.	394	7,600
PacWest Bancorp	185	7,359
Taubman Centers, Inc.	98	7,271
First American Financial Corp.	177	7,119
Jones Lang LaSalle, Inc.	73	7,114
Hospitality Properties Trust	245	7,056
Brown & Brown, Inc.	188	7,044
DCT Industrial Trust, Inc.	143	6,870
Endurance Specialty Holdings Ltd.	100	6,716
Corrections Corporation of America	190	6,654
Eaton Vance Corp.	183	6,467
Commerce Bancshares, Inc.	134	6,419
Communications Sales & Leasing, Inc.*	221	6,387
Healthcare Realty Trust, Inc.	182	6,368
Tanger Factory Outlet Centers, Inc.	154	6,188
Synovus Financial Corp.	203	5,884
Medical Properties Trust, Inc.	384	5,841
Hanover Insurance Group, Inc.	69	5,839
PrivateBancorp, Inc. — Class A	128	5,636
Cullen/Frost Bankers, Inc.	88	5,608
First Niagara Financial Group, Inc.	572	5,571
CoreLogic, Inc.*	144	5,541
Umpqua Holdings Corp.	356	5,507
FirstMerit Corp.	269	5,453
Prosperity Bancshares, Inc.	106	5,405
First Industrial Realty Trust, Inc.	189	5,258
Post Properties, Inc.	86	5,250
Rayonier, Inc.	198	5,196
First Horizon National Corp.	376	5,181
CNO Financial Group, Inc.	289	5,046
Webster Financial Corp.	148	5,025
Bank of the Ozarks, Inc.	132	4,953
Education Realty Trust, Inc.	107	4,937
Bank of Hawaii Corp.	70	4,816
Equity One, Inc.	147	4,730
Aspen Insurance Holdings Ltd.	98	4,545
Corporate Office Properties Trust	153	4,524
Urban Edge Properties	149	4,449
Federated Investors, Inc. — Class B	153	4,403
Primerica, Inc.	76	4,350
LaSalle Hotel Properties	183	4,315
SLM Corp.*	692	4,277
FNB Corp.	337	4,226
Associated Banc-Corp.	243	4,167
Mack-Cali Realty Corp.	145	3,915
Fulton Financial Corp.	280	3,780
Washington Federal, Inc.	147	3,566
Care Capital Properties, Inc.	136	3,565
TCF Financial Corp.	276	3,491
Stifel Financial Corp.*	107	3,365
WP GLIMCHER, Inc.	299	3,346
Cathay General Bancorp	118	3,328
Valley National Bancorp	362	3,301
Janus Capital Group, Inc.	236	3,285
Hancock Holding Co.	125	3,264
Mercury General Corp.	59	3,136
BancorpSouth, Inc.	137	3,109
Trustmark Corp.	109	2,709
Alexander & Baldwin, Inc.	74	2,674
Kemper Corp.	78	2,416
International Bancshares Corp.	90	2,348
Waddell & Reed Financial, Inc. — Class A	132	2,273
Potlatch Corp.	66	2,251
Genworth Financial, Inc. — Class A*	806	2,079
WisdomTree Investments, Inc.	183	1,792
Total Financial		616,593

Industrial - 5.1%
Mettler-Toledo International, Inc.*	43	15,692
Huntington Ingalls Industries, Inc.	76	12,770
Carlisle Companies, Inc.	104	10,992
AO Smith Corp.	120	10,573
Wabtec Corp.	146	10,254
Packaging Corporation of America	152	10,174
IDEX Corp.	123	10,098

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Trimble Navigation Ltd.*	406	$9,890
Arrow Electronics, Inc.*	148	9,161
Lennox International, Inc.	63	8,984
Hubbell, Inc.	84	8,859
Avnet, Inc.	208	8,426
Sonoco Products Co.	163	8,095
Orbital ATK, Inc.	95	8,088
AptarGroup, Inc.	102	8,071
Keysight Technologies, Inc.*	275	8,000
AECOM*	248	7,879
Bemis Company, Inc.	153	7,878
B/E Aerospace, Inc.	165	7,619
Nordson Corp.	87	7,274
Gentex Corp.	467	7,216
Graco, Inc.	90	7,109
FEI Co.	66	7,054
Donaldson Company, Inc.	200	6,872
Old Dominion Freight Line, Inc.*	111	6,694
Curtiss-Wright Corp.	72	6,066
Eagle Materials, Inc.	78	6,018
Lincoln Electric Holdings, Inc.	101	5,967
Cognex Corp.	137	5,905
Jabil Circuit, Inc.	309	5,707
Oshkosh Corp.	119	5,677
Teledyne Technologies, Inc.*	56	5,547
Kirby Corp.*	87	5,428
Genesee & Wyoming, Inc. — Class A*	92	5,423
AGCO Corp.	115	5,420
Energizer Holdings, Inc.	100	5,149
Woodward, Inc.	89	5,130
Valmont Industries, Inc.	37	5,005
EMCOR Group, Inc.	99	4,877
CLARCOR, Inc.	78	4,745
ITT, Inc.	146	4,669
Landstar System, Inc.	68	4,669
Crane Co.	80	4,538
Trinity Industries, Inc.	244	4,531
National Instruments Corp.	163	4,466
Clean Harbors, Inc.*	85	4,429
Zebra Technologies Corp. — Class A*	84	4,208
Belden, Inc.	68	4,105
Tech Data Corp.*	57	4,095
Louisiana-Pacific Corp.*	232	4,025
Regal Beloit Corp.	72	3,964
Terex Corp.	176	3,575
Timken Co.	111	3,403
Joy Global, Inc.	159	3,361
Silgan Holdings, Inc.	65	3,345
KBR, Inc.	230	3,045
Esterline Technologies Corp.*	47	2,916
Granite Construction, Inc.	64	2,915
GATX Corp.	66	2,902
Kennametal, Inc.	129	2,852
Triumph Group, Inc.	80	2,840
Vishay Intertechnology, Inc.	219	2,713
MSA Safety, Inc.	51	2,679
KLX, Inc.*	85	2,635
Knowles Corp.*	143	1,956
Werner Enterprises, Inc.	72	1,654
Greif, Inc. — Class A	42	1,565
Total Industrial		397,841

Consumer, Non-cyclical - 4.9%
Ingredion, Inc.	116	15,013
ResMed, Inc.	227	14,353
IDEXX Laboratories, Inc.*	145	13,465
WhiteWave Foods Co. — Class A*	286	13,425
Cooper Companies, Inc.	78	13,383
Gartner, Inc.*	133	12,956
Teleflex, Inc.	70	12,412
MEDNAX, Inc.*	150	10,865
STERIS plc	139	9,556
Align Technology, Inc.*	118	9,505
TreeHouse Foods, Inc.*	91	9,341
West Pharmaceutical Services, Inc.	118	8,954
MarketAxess Holdings, Inc.	61	8,869
VCA, Inc.*	131	8,857
Post Holdings, Inc.*	104	8,600
Service Corporation International	313	8,464
Hain Celestial Group, Inc.*	167	8,308
Edgewell Personal Care Co.*	96	8,103
WellCare Health Plans, Inc.*	72	7,724
United Therapeutics Corp.*	72	7,626
ManpowerGroup, Inc.	116	7,463
ABIOMED, Inc.*	64	6,995
Bio-Techne Corp.	60	6,766
Amsurg Corp. — Class A*	87	6,746
Charles River Laboratories International, Inc.*	76	6,265
RR Donnelley & Sons Co.	338	5,719
WEX, Inc.*	63	5,586
Live Nation Entertainment, Inc.*	236	5,546
Flowers Foods, Inc.	294	5,513
PAREXEL International Corp.*	85	5,345
Sprouts Farmers Market, Inc.*	229	5,244
Deluxe Corp.	79	5,243
Bio-Rad Laboratories, Inc. — Class A*	34	4,863
Prestige Brands Holdings, Inc.*	85	4,709
Hill-Rom Holdings, Inc.	92	4,641
Helen of Troy Ltd.*	45	4,628
LifePoint Health, Inc.*	70	4,576
Rollins, Inc.	152	4,449
Tenet Healthcare Corp.*	160	4,422
Snyder’s-Lance, Inc.	129	4,372
Catalent, Inc.*	173	3,977
Lancaster Colony Corp.	31	3,956
Akorn, Inc.*	135	3,845
United Natural Foods, Inc.*	81	3,791

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Owens & Minor, Inc.	101	$3,775
LivaNova plc*	69	3,466
Graham Holdings Co. — Class B	7	3,427
Molina Healthcare, Inc.*	67	3,343
CEB, Inc.	52	3,207
FTI Consulting, Inc.*	67	2,726
Dean Foods Co.	148	2,677
Avon Products, Inc.	705	2,665
Boston Beer Company, Inc. — Class A*	15	2,565
Halyard Health, Inc.*	75	2,439
Sotheby’s	84	2,302
Aaron’s, Inc.	105	2,298
Community Health Systems, Inc.*	182	2,193
SUPERVALU, Inc.*	429	2,025
DeVry Education Group, Inc.	91	1,623
Tootsie Roll Industries, Inc.	29	1,117
Total Consumer, Non-cyclical		376,287

Consumer, Cyclical - 3.7%
NVR, Inc.*	6	10,682
Domino’s Pizza, Inc.	81	10,641
Carter’s, Inc.	82	8,731
JetBlue Airways Corp.*	521	8,628
Ingram Micro, Inc. — Class A	240	8,347
Casey’s General Stores, Inc.	63	8,285
Polaris Industries, Inc.	97	7,930
Copart, Inc.*	161	7,891
Toro Co.	89	7,850
Panera Bread Co. — Class A*	37	7,841
Williams-Sonoma, Inc.	133	6,933
Cracker Barrel Old Country Store, Inc.	39	6,687
Toll Brothers, Inc.*	247	6,647
Brunswick Corp.	146	6,617
Dick’s Sporting Goods, Inc.	144	6,488
Dunkin’ Brands Group, Inc.	148	6,456
Pool Corp.	68	6,394
Skechers U.S.A., Inc. — Class A*	215	6,390
Cinemark Holdings, Inc.	171	6,235
Watsco, Inc.	42	5,909
MSC Industrial Direct Company, Inc. — Class A	78	5,504
Tempur Sealy International, Inc.*	98	5,421
World Fuel Services Corp.	114	5,414
CST Brands, Inc.	122	5,256
Scotts Miracle-Gro Co. — Class A	73	5,103
Thor Industries, Inc.	74	4,791
DreamWorks Animation SKG, Inc. — Class A*	116	4,741
Vista Outdoor, Inc.*	98	4,678
Texas Roadhouse, Inc. — Class A	102	4,651
Tupperware Brands Corp.	82	4,615
Jack in the Box, Inc.	53	4,554
GameStop Corp. — Class A	168	4,465
CalAtlantic Group, Inc.	121	4,442
J.C. Penney Company, Inc.*	497	4,413
American Eagle Outfitters, Inc.	269	4,286
Kate Spade & Co.*	207	4,266
Buffalo Wild Wings, Inc.*	30	4,169
Brinker International, Inc.	90	4,098
Cabela’s, Inc.*	78	3,905
Big Lots, Inc.	72	3,608
Cheesecake Factory, Inc.	72	3,466
HNI Corp.	72	3,348
Wendy’s Co.	345	3,319
Deckers Outdoor Corp.*	52	2,991
Herman Miller, Inc.	97	2,899
TRI Pointe Group, Inc.*	236	2,790
Office Depot, Inc.*	800	2,648
HSN, Inc.	52	2,544
Dana Holding Corp.	239	2,524
Churchill Downs, Inc.	19	2,401
Chico’s FAS, Inc.	214	2,292
KB Home	135	2,053
Abercrombie & Fitch Co. — Class A	109	1,941
Ascena Retail Group, Inc.*	276	1,929
Fossil Group, Inc.*	67	1,912
Restoration Hardware Holdings, Inc.*	61	1,749
Guess?, Inc.	104	1,565
International Speedway Corp. — Class A	43	1,438
Total Consumer, Cyclical		287,771

Technology - 3.6%
CDK Global, Inc.	251	13,927
Synopsys, Inc.*	245	13,249
ANSYS, Inc.*	142	12,887
Broadridge Financial Solutions, Inc.	191	12,453
Cadence Design Systems, Inc.*	486	11,810
Computer Sciences Corp.	224	11,122
Jack Henry & Associates, Inc.	127	11,083
MSCI, Inc. — Class A	140	10,797
Ultimate Software Group, Inc.*	47	9,884
Tyler Technologies, Inc.*	53	8,836
Manhattan Associates, Inc.*	117	7,503
Fortinet, Inc.*	236	7,455
PTC, Inc.*	185	6,952
Brocade Communications Systems, Inc.	754	6,922
Teradyne, Inc.	328	6,458
Microsemi Corp.*	183	5,980
DST Systems, Inc.	50	5,822
MAXIMUS, Inc.	105	5,814
Fair Isaac Corp.	50	5,651
NCR Corp.*	200	5,554
Advanced Micro Devices, Inc.*	1,039	5,340
Cypress Semiconductor Corp.	504	5,317
Leidos Holdings, Inc.	105	5,026
j2 Global, Inc.	75	4,738
IPG Photonics Corp.*	59	4,720
SYNNEX Corp.	47	4,457
Integrated Device Technology, Inc.*	216	4,348
Cree, Inc.*	162	3,959

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Convergys Corp.	156	$3,900
Science Applications International Corp.	66	3,851
Allscripts Healthcare Solutions, Inc.*	302	3,835
Lexmark International, Inc. — Class A	101	3,813
ACI Worldwide, Inc.*	188	3,668
Fairchild Semiconductor International, Inc. — Class A*	184	3,652
Rackspace Hosting, Inc.*	173	3,609
Mentor Graphics Corp.	163	3,465
NetScout Systems, Inc.*	152	3,382
VeriFone Systems, Inc.*	178	3,300
Synaptics, Inc.*	60	3,225
Silicon Laboratories, Inc.*	63	3,071
Intersil Corp. — Class A	218	2,952
CommVault Systems, Inc.*	66	2,851
Acxiom Corp.*	125	2,749
Diebold, Inc.	105	2,607
3D Systems Corp.*	172	2,355
Total Technology		274,349

Utilities - 1.9%
Atmos Energy Corp.	165	13,417
Westar Energy, Inc.	229	12,846
UGI Corp.	279	12,624
OGE Energy Corp.	323	10,578
Aqua America, Inc.	286	10,199
National Fuel Gas Co.	137	7,793
Great Plains Energy, Inc.	250	7,600
MDU Resources Group, Inc.	316	7,584
Questar Corp.	283	7,180
Vectren Corp.	134	7,058
IDACORP, Inc.	81	6,589
Southwest Gas Corp.	77	6,061
WGL Holdings, Inc.	81	5,734
Hawaiian Electric Industries, Inc.	174	5,705
ONE Gas, Inc.	84	5,594
New Jersey Resources Corp.	139	5,358
Black Hills Corp.	83	5,232
PNM Resources, Inc.	129	4,572
Talen Energy Corp.*	104	1,409
Total Utilities		143,133

Basic Materials - 1.5%
Valspar Corp.	118	12,748
Ashland, Inc.	100	11,476
RPM International, Inc.	215	10,739
Steel Dynamics, Inc.	394	9,653
Reliance Steel & Aluminum Co.	117	8,997
Royal Gold, Inc.	106	7,634
Olin Corp.	267	6,632
NewMarket Corp.	16	6,630
Sensient Technologies Corp.	72	5,115
PolyOne Corp.	136	4,793
Cabot Corp.	101	4,612
Compass Minerals International, Inc.	55	4,080
United States Steel Corp.	237	3,996
Domtar Corp.	101	3,536
Minerals Technologies, Inc.	56	3,181
Commercial Metals Co.	185	3,127
Worthington Industries, Inc.	73	3,088
Carpenter Technology Corp.	75	2,470
Allegheny Technologies, Inc.	176	2,244
Total Basic Materials		114,751

Energy - 1.2%
Energen Corp.	157	7,569
QEP Resources, Inc.	383	6,752
HollyFrontier Corp.	284	6,750
Gulfport Energy Corp.*	203	6,346
CONSOL Energy, Inc.	371	5,969
Patterson-UTI Energy, Inc.	238	5,074
Ensco plc — Class A	487	4,729
Oceaneering International, Inc.	158	4,719
Nabors Industries Ltd.	456	4,583
Superior Energy Services, Inc.	245	4,510
Murphy USA, Inc.*	60	4,450
WPX Energy, Inc.*	448	4,171
Rowan Companies plc — Class A	203	3,585
Dril-Quip, Inc.*	61	3,564
Noble Corporation plc	393	3,238
NOW, Inc.*	174	3,156
SM Energy Co.	110	2,970
Oil States International, Inc.*	83	2,729
Western Refining, Inc.	130	2,682
Denbury Resources, Inc.	567	2,036
Total Energy		89,582

Communications - 0.9%
FactSet Research Systems, Inc.	66	10,653
AMC Networks, Inc. — Class A*	99	5,982
ARRIS International plc*	282	5,911
ViaSat, Inc.*	73	5,212
Telephone & Data Systems, Inc.	153	4,538
John Wiley & Sons, Inc. — Class A	78	4,070
Ciena Corp.*	209	3,919
WebMD Health Corp. — Class A*	63	3,661
Cable One, Inc.	7	3,580
Meredith Corp.	61	3,166
InterDigital, Inc.	56	3,118
Time, Inc.	164	2,699
Polycom, Inc.*	219	2,464
New York Times Co. — Class A	199	2,408
Plantronics, Inc.	54	2,376
NeuStar, Inc. — Class A*	88	2,069

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

comScore, Inc.*	76	$1,815
Total Communications		67,641

Total Common Stocks
(Cost $2,263,766)		2,367,948

MUTUAL FUNDS† - 41.6%
Guggenheim Strategy Fund I1	77,130	1,921,297
Guggenheim Strategy Fund II1	52,063	1,291,685
Total Mutual Funds
(Cost $3,210,056)		3,212,982

	Face Amount

REPURCHASE AGREEMENTS††,2 - 8.1%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	$282,637	282,637
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	114,405	114,405
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	114,405	114,405
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	114,405	114,405
Total Repurchase Agreements
(Cost $625,852)		625,852

Total Investments - 80.4%
(Cost $6,099,674)		$6,206,782
Other Assets & Liabilities, net - 19.6%		1,510,298
Total Net Assets - 100.0%		$7,717,080

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,343,160)	9	$7,193

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2016 S&P MidCap 400 Index Swap 0.44%[4], Terminating 07/29/16 (Notional Value $5,996,337)	4,007	$113,389
Goldman Sachs International July 2016 S&P MidCap 400 Index Swap 0.44%[4], Terminating 07/26/16 (Notional Value $1,072,565)	717	57,805
Credit Suisse Capital, LLC July 2016 S&P MidCap 400 Index Swap 0.45%[4], Terminating 07/26/16 (Notional Value $791,830)	529	42,683
(Total Notional Value $7,860,732)		$213,877

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
MID-CAP 1.5x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$2,367,948	$—	$—	$—	$—	$2,367,948
Equity Futures Contracts	—	7,193	—	—	—	7,193
Equity Index Swap Agreements	—	—	—	213,877	—	213,877
Mutual Funds	3,212,982	—	—	—	—	3,212,982
Repurchase Agreements	—	—	625,852	—	—	625,852
Total	$5,580,930	$7,193	$625,852	$213,877	$—	$6,427,852

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $2,263,766)	$2,367,948
Investments in affiliated issuers, at value (cost $3,210,056)	3,212,982
Repurchase agreements, at value (cost $625,852)	625,852
Total investments (cost $6,099,674)	6,206,782
Segregated cash with broker	752,400
Unrealized appreciation on swap agreements	213,877
Cash	28
Receivables:
Fund shares sold	708,003
Securities sold	28,927
Dividends	5,805
Variation margin	4,711
Swap settlement	945
Interest	5
Total assets	7,921,483

Liabilities:
Payable for:
Fund shares redeemed	127,589
Securities purchased	55,379
Management fees	4,455
Transfer agent and administrative fees	1,238
Investor service fees	1,238
Portfolio accounting fees	495
Miscellaneous	14,009
Total liabilities	204,403
Commitments and contingent liabilities (Note 11)	—
Net assets	$7,717,080

Net assets consist of:
Paid in capital	$7,922,940
Accumulated net investment loss	(25,292)
Accumulated net realized loss on investments	(508,746)
Net unrealized appreciation on investments	328,178
Net assets	$7,717,080
Capital shares outstanding	224,187
Net asset value per share	$34.42

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers	$14,481
Dividends from securities of affiliated issuers	14,149
Interest	2,487
Total investment income	31,117

Expenses:
Management fees	29,736
Transfer agent and administrative fees	8,260
Investor service fees	8,260
Portfolio accounting fees	3,304
Professional fees	9,161
Trustees’ fees*	513
Custodian fees	381
Line of credit fees	13
Miscellaneous	(3,219)
Total expenses	56,409
Net investment loss	(25,292)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	253,534
Investments in affiliated issuers	(2,294)
Swap agreements	(677,738)
Futures contracts	(9,270)
Net realized loss	(435,768)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(30,088)
Investments in affiliated issuers	2,741
Swap agreements	346,527
Futures contracts	(77,836)
Net change in unrealized appreciation (depreciation)	241,344
Net realized and unrealized loss	(194,424)
Net decrease in net assets resulting from operations	$(219,716)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

MID-CAP 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(25,292)	$(74,917)
Net realized gain (loss) on investments	(435,768)	1,136,871
Net change in unrealized appreciation (depreciation) on investments	241,344	(2,502,714)
Net decrease in net assets resulting from operations	(219,716)	(1,440,760)

Distributions to shareholders from:
Net realized gains	—	(491,598)
Total distributions to shareholders	—	(491,598)

Capital share transactions:
Proceeds from sale of shares	11,897,761	73,005,550
Distributions reinvested	—	491,598
Cost of shares redeemed	(19,053,540)	(67,145,501)
Net increase (decrease) from capital share transactions	(7,155,779)	6,351,647
Net increase (decrease) in net assets	(7,375,495)	4,419,289

Net assets:
Beginning of period	15,092,575	10,673,286
End of period	$7,717,080	$15,092,575
Accumulated net investment loss at end of period	$(25,292)	$—

Capital share activity:
Shares sold	364,540	2,161,827
Shares issued from reinvestment of distributions	—	13,895
Shares redeemed	(625,039)	(1,995,552)
Net increase (decrease) in shares	(260,499)	180,170

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MID-CAP 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$31.14	$35.05	$35.47	$23.61	$18.99	$20.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.20)	(.25)	(.17)	(.12)	(.19)
Net gain (loss) on investments (realized and unrealized)	3.40	(1.45)	4.39	12.03	4.74	(1.38)
Total from investment operations	3.28	(1.65)	4.14	11.86	4.62	(1.57)
Less distributions from:
Net realized gains	—	(2.26)	(4.56)	—	—	—
Total distributions	—	(2.26)	(4.56)	—	—	—
Net asset value, end of period	$34.42	$31.14	$35.05	$35.47	$23.61	$18.99

Total Return[c]	10.60%	(5.50%)	11.93%	50.23%	24.33%	(7.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,717	$15,093	$10,673	$17,076	$14,051	$12,368
Ratios to average net assets:
Net investment income (loss)	(0.77%)	(0.58%)	(0.69%)	(0.56%)	(0.54%)	(0.89%)
Total expenses[d]	1.71%	1.67%	1.72%	1.69%	1.72%	1.77%
Portfolio turnover rate	140%	477%	255%	279%	247%	222%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

FUND PROFILE (Unaudited)	June 30, 2016

INVERSE MID-CAP STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund II	17.7%
Guggenheim Strategy Fund I	16.5%
Total	34.2%

“Largest Holdings” excludes any temporary cash or derivative investments.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
INVERSE MID-CAP STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 34.2%
Guggenheim Strategy Fund II1	2,962	$73,495
Guggenheim Strategy Fund I1	2,753	68,568
Total Mutual Funds
(Cost $141,809)		142,063

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 36.2%
Freddie Mac[2]
0.21% due 07/05/16	$50,000	49,998
Fannie Mae[2]
0.25% due 07/05/16	50,000	49,999
Farmer Mac[3]
0.26% due 07/05/16	50,000	49,999
Total Federal Agency Discount Notes
(Cost $149,996)		149,996

REPURCHASE AGREEMENTS††,4 - 39.8%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[5]	133,460	133,460
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	10,513	10,513
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	10,513	10,513
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	10,513	10,513
Total Repurchase Agreements
(Cost $164,999)		164,999

Total Investments - 110.2%
(Cost $456,804)		$457,058
Other Assets & Liabilities, net - (10.2)%		(42,441)
Total Net Assets - 100.0%		$414,617

	Units	Unrealized Loss

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2016 S&P MidCap 400 Index Swap 0.44%[6], Terminating 07/29/16 (Notional Value $160,222)	107	$(3,031)
Credit Suisse Capital, LLC July 2016 S&P MidCap 400 Index Swap 0.45%[6], Terminating 07/26/16 (Notional Value $97,176)	65	(5,243)
Goldman Sachs International July 2016 S&P MidCap 400 Index Swap 0.44%[6], Terminating 07/26/16 (Notional Value $156,641)	105	(8,471)
(Total Notional Value $414,039)		$(16,745)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[6]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
INVERSE MID-CAP STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$149,996	$—	$—	$149,996
Mutual Funds	142,063	—	—	—	142,063
Repurchase Agreements	—	164,999	—	—	164,999
Total	$142,063	$314,995	$—	$—	$457,058

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$16,745	$—	$16,745

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $149,996)	$149,996
Investments in affiliated issuers, at value (cost $141,809)	142,063
Repurchase agreements, at value (cost $164,999)	164,999
Total investments (cost $456,804)	457,058
Receivables:
Securities sold	40,000
Dividends	459
Variation margin	56
Total assets	497,573

Liabilities:
Unrealized depreciation on swap agreements	16,745
Payable for:
Fund shares redeemed	60,661
Swap settlement	3,235
Securities purchased	459
Management fees	424
Transfer agent and administrative fees	118
Investor service fees	118
Portfolio accounting fees	47
Miscellaneous	1,149
Total liabilities	82,956
Commitments and contingent liabilities (Note 11)	—
Net assets	$414,617

Net assets consist of:
Paid in capital	$1,972,313
Accumulated net investment loss	(4,724)
Accumulated net realized loss on investments	(1,536,481)
Net unrealized depreciation on investments	(16,491)
Net assets	$414,617
Capital shares outstanding	14,042
Net asset value per share	$29.53

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$2,252
Interest	745
Total investment income	2,997

Expenses:
Management fees	4,077
Transfer agent and administrative fees	1,132
Investor service fees	1,132
Portfolio accounting fees	453
Professional fees	715
Custodian fees	53
Trustees’ fees*	35
Line of credit fees	4
Miscellaneous	120
Total expenses	7,721
Net investment loss	(4,724)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(1,197)
Swap agreements	(105,602)
Futures contracts	(17,086)
Net realized loss	(123,885)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	253
Swap agreements	(22,184)
Net change in unrealized appreciation (depreciation)	(21,931)
Net realized and unrealized loss	(145,816)
Net decrease in net assets resulting from operations	$(150,540)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

INVERSE MID-CAP STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(4,724)	$(14,322)
Net realized loss on investments	(123,885)	(2,561)
Net change in unrealized appreciation (depreciation) on investments	(21,931)	(1,519)
Net decrease in net assets resulting from operations	(150,540)	(18,402)

Capital share transactions:
Proceeds from sale of shares	4,983,650	5,566,806
Cost of shares redeemed	(5,029,191)	(5,787,644)
Net decrease from capital share transactions	(45,541)	(220,838)
Net decrease in net assets	(196,081)	(239,240)

Net assets:
Beginning of period	610,698	849,938
End of period	$414,617	$610,698
Accumulated net investment loss at end of period	$(4,724)	$—

Capital share activity:
Shares sold	149,451	174,653
Shares redeemed	(154,179)	(181,719)
Net decrease in shares	(4,728)	(7,066)

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE MID-CAP STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$32.54	$32.90	$37.22	$51.36	$62.92	$67.90
Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.46)	(.53)	(.69)	(.90)	(1.11)
Net gain (loss) on investments (realized and unrealized)	(2.84)	.10	(3.79)	(13.45)	(10.66)	(3.87)
Total from investment operations	(3.01)	(.36)	(4.32)	(14.14)	(11.56)	(4.98)
Net asset value, end of period	$29.53	$32.54	$32.90	$37.22	$51.36	$62.92

Total Return[c]	(9.22%)	(1.12%)	(11.56%)	(27.57%)	(18.36%)	(7.34%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$415	$611	$850	$911	$2,329	$1,141
Ratios to average net assets:
Net investment income (loss)	(1.04%)	(1.46%)	(1.51%)	(1.65%)	(1.62%)	(1.71%)
Total expenses[d]	1.70%	1.66%	1.72%	1.68%	1.73%	1.75%
Portfolio turnover rate	428%	220%	323%	—	—	—

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through January 24, 2014, have been restated to reflect a 1:3 reverse share split effective January 24, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

FUND PROFILE (Unaudited)	June 30, 2016

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 27, 2006

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	34.2%
Guggenheim Strategy Fund II	15.2%
Total	49.4%

“Largest Holdings” excludes any temporary cash or derivative investments.

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 10.1%

Financial - 2.7%
Gramercy Property Trust	112	$1,033
Healthcare Realty Trust, Inc.	28	980
Medical Properties Trust, Inc.	63	958
DuPont Fabros Technology, Inc.	20	951
PrivateBancorp, Inc. — Class A	21	924
Prosperity Bancshares, Inc.	18	918
Umpqua Holdings Corp.	58	896
FirstMerit Corp.	44	892
Investors Bancorp, Inc.	79	875
First Industrial Realty Trust, Inc.	31	862
Education Realty Trust, Inc.	18	831
Bank of the Ozarks, Inc.	22	826
CNO Financial Group, Inc.	47	821
New Residential Investment Corp. REIT	59	817
Webster Financial Corp.	24	814
CoreSite Realty Corp.	9	797
Physicians Realty Trust	36	756
National Health Investors, Inc.	10	751
Ellie Mae, Inc.*	8	734
Urban Edge Properties	24	716
FNB Corp.	56	702
Sunstone Hotel Investors, Inc.	58	700
MB Financial, Inc.	19	689
RLI Corp.	10	688
Primerica, Inc.	12	687
RLJ Lodging Trust	32	686
GEO Group, Inc.	20	684
Acadia Realty Trust	19	675
QTS Realty Trust, Inc. — Class A	12	672
Wintrust Financial Corp.	13	663
LaSalle Hotel Properties	28	660
IBERIABANK Corp.	11	658
Mack-Cali Realty Corp.	24	648
UMB Financial Corp.	12	639
United Bankshares, Inc.	17	638
Home BancShares, Inc.	32	633
Lexington Realty Trust	61	617
Kite Realty Group Trust	22	617
Hudson Pacific Properties, Inc.	21	613
Fulton Financial Corp.	45	608
Valley National Bancorp	66	602
WageWorks, Inc.*	10	598
Washington Real Estate Investment Trust	19	598
Radian Group, Inc.	57	593
Washington Federal, Inc.	24	582
Selective Insurance Group, Inc.	15	573
Cousins Properties, Inc.	55	572
Cathay General Bancorp	20	564
Retail Opportunity Investments Corp.	26	563
Texas Capital Bancshares, Inc.*	12	561
First Financial Bankshares, Inc.	17	557
Ryman Hospitality Properties, Inc.	11	557
EastGroup Properties, Inc.	8	551
Pinnacle Financial Partners, Inc.	11	537
WP GLIMCHER, Inc.	48	537
MGIC Investment Corp.*	90	536
Stifel Financial Corp.*	17	535
Sterling Bancorp	34	534
Glacier Bancorp, Inc.	20	532
PS Business Parks, Inc.	5	530
Janus Capital Group, Inc.	38	528
Hancock Holding Co.	20	522
BancorpSouth, Inc.	23	522
First Citizens BancShares, Inc. — Class A	2	518
LTC Properties, Inc.	10	517
Colony Starwood Homes	17	517
BGC Partners, Inc. — Class A	58	505
Great Western Bancorp, Inc.	16	504
Blackhawk Network Holdings, Inc.*	15	502
Pebblebrook Hotel Trust	19	499
Enstar Group Ltd.*	3	486
DiamondRock Hospitality Co.	53	479
Capitol Federal Financial, Inc.	34	475
Colony Capital, Inc. — Class A	30	460
Monogram Residential Trust, Inc.	45	459
Xenia Hotels & Resorts, Inc.	27	453
Community Bank System, Inc.	11	452
Argo Group International Holdings Ltd.	9	452
Trustmark Corp.	18	447
CVB Financial Corp.	27	443
Evercore Partners, Inc. — Class A	10	442
Select Income REIT	17	442
Old National Bancorp	35	439
Government Properties Income Trust	19	438
Essent Group Ltd.*	20	436
Alexander & Baldwin, Inc.	12	434
STAG Industrial, Inc.	18	429
American Assets Trust, Inc.	10	424
Columbia Banking System, Inc.	15	421
Hilltop Holdings, Inc.*	20	420
Kennedy-Wilson Holdings, Inc.	22	417
Ramco-Gershenson Properties Trust	21	412
Invesco Mortgage Capital, Inc. REIT	30	411
Hatteras Financial Corp.	25	410
CBL & Associates Properties, Inc.	44	409
Alexander’s, Inc.	1	410
South State Corp.	6	408
New York REIT, Inc.	44	407
EverBank Financial Corp.	27	401
Pennsylvania Real Estate Investment Trust	18	386
Eagle Bancorp, Inc.*	8	384
TowneBank	18	382
Potlatch Corp.	11	375
Chemical Financial Corp.	10	373

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Chesapeake Lodging Trust	16	$372
Horace Mann Educators Corp.	11	372
Northwest Bancshares, Inc.	25	371
LendingClub Corp.*	86	369
Simmons First National Corp. — Class A	8	369
First Midwest Bancorp, Inc.	21	369
Astoria Financial Corp.	24	368
Park National Corp.	4	367
International Bancshares Corp.	14	365
Financial Engines, Inc.	14	362
Waddell & Reed Financial, Inc. — Class A	21	362
Rexford Industrial Realty, Inc.	17	359
Renasant Corp.	11	356
Parkway Properties, Inc.	21	351
Sabra Health Care REIT, Inc.	17	351
Global Net Lease, Inc.	44	350
Seritage Growth Properties	7	349
United Community Banks, Inc.	19	348
Westamerica Bancorporation	7	345
Banner Corp.	8	339
Genworth Financial, Inc. — Class A*	131	338
CYS Investments, Inc.	40	335
Four Corners Property Trust, Inc.	16	329
Yadkin Financial Corp.	13	326
LegacyTexas Financial Group, Inc.	12	323
Independent Bank Corp.	7	320
Franklin Street Properties Corp.	26	319
NBT Bancorp, Inc.	11	315
Provident Financial Services, Inc.	16	314
BBCN Bancorp, Inc.	21	313
First Financial Bancorp	16	311
Kemper Corp.	10	310
AMERISAFE, Inc.	5	306
Summit Hotel Properties, Inc.	23	305
Kearny Financial Corp.	24	302
American Equity Investment Life Holding Co.	21	299
ServisFirst Bancshares, Inc.	6	296
WisdomTree Investments, Inc.	30	294
PennyMac Mortgage Investment Trust	18	292
PRA Group, Inc.*	12	290
Agree Realty Corp.	6	290
Talmer Bancorp, Inc. — Class A	15	288
Terreno Realty Corp.	11	285
BofI Holding, Inc.*	16	283
WesBanco, Inc.	9	279
National General Holdings Corp.	13	278
Redwood Trust, Inc.	20	276
Navigators Group, Inc.	3	276
First Merchants Corp.	11	274
FCB Financial Holdings, Inc. — Class A*	8	272
Union Bankshares Corp.	11	272
Ameris Bancorp	9	267
Tompkins Financial Corp.	4	260
HFF, Inc. — Class A	9	260
Boston Private Financial Holdings, Inc.	22	259
WSFS Financial Corp.	8	258
Apollo Commercial Real Estate Finance, Inc.	16	257
United Fire Group, Inc.	6	255
Aircastle Ltd.	13	254
Stewart Information Services Corp.	6	248
Safety Insurance Group, Inc.	4	246
Cohen & Steers, Inc.	6	243
Capstead Mortgage Corp.	25	243
Infinity Property & Casualty Corp.	3	242
Beneficial Bancorp, Inc.*	19	242
MBIA, Inc.*	35	239
Banc of California, Inc.	13	235
Employers Holdings, Inc.	8	232
St. Joe Co.*	13	230
BNC Bancorp	10	227
Monmouth Real Estate Investment Corp.	17	225
FelCor Lodging Trust, Inc.	36	224
S&T Bancorp, Inc.	9	220
Chatham Lodging Trust	10	220
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10	216
Berkshire Hills Bancorp, Inc.	8	215
New Senior Investment Group, Inc.	20	214
Heartland Financial USA, Inc.	6	212
First Commonwealth Financial Corp.	23	212
Investors Real Estate Trust	32	207
CareTrust REIT, Inc.	15	206
RE/MAX Holdings, Inc. — Class A	5	201
ARMOUR Residential REIT, Inc.	10	200
Tier REIT, Inc.	13	199
Third Point Reinsurance Ltd.*	17	199
Brookline Bancorp, Inc.	18	199
Wilshire Bancorp, Inc.	19	197
Ambac Financial Group, Inc.*	12	198
Southside Bancshares, Inc.	6	196
Maiden Holdings Ltd.	16	196
National Western Life Group, Inc. — Class A	1	195
FNFV Group*	17	195
InfraREIT, Inc.	11	193
Meridian Bancorp, Inc.	13	192
American Capital Mortgage Investment Corp.	12	189
CenterState Banks, Inc.	12	189
Central Pacific Financial Corp.	8	188
Hersha Hospitality Trust	11	189
Diamond Hill Investment Group, Inc.	1	188
Lakeland Financial Corp.	4	188
Hanmi Financial Corp.	8	188
PHH Corp.*	14	186
KCG Holdings, Inc. — Class A*	14	186
Saul Centers, Inc.	3	185
State Bank Financial Corp.	9	183

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Rouse Properties, Inc.	10	$183
iStar, Inc.*	19	182
FBL Financial Group, Inc. — Class A	3	182
City Holding Co.	4	182
New York Mortgage Trust, Inc. REIT	29	177
Cardinal Financial Corp.	8	176
Sandy Spring Bancorp, Inc.	6	174
Nelnet, Inc. — Class A	5	174
Urstadt Biddle Properties, Inc. — Class A	7	173
Universal Health Realty Income Trust	3	172
First Busey Corp.	8	171
Stock Yards Bancorp, Inc.	6	169
Opus Bank	5	169
United Financial Bancorp, Inc.	13	169
Pacific Premier Bancorp, Inc.*	7	168
Universal Insurance Holdings, Inc.	9	167
Cedar Realty Trust, Inc.	22	163
Northfield Bancorp, Inc.	11	163
Greenlight Capital Re Ltd. — Class A*	8	161
Oritani Financial Corp.	10	160
Walker & Dunlop, Inc.*	7	159
Cass Information Systems, Inc.	3	155
TrustCo Bank Corp. NY	24	154
Silver Bay Realty Trust Corp.	9	153
Washington Trust Bancorp, Inc.	4	152
Piper Jaffray Cos.*	4	151
Customers Bancorp, Inc.*	6	151
Investment Technology Group, Inc.	9	150
Getty Realty Corp.	7	150
NorthStar Realty Europe Corp.	16	148
OM Asset Management plc	11	147
Flagstar Bancorp, Inc.*	6	146
Capital Bank Financial Corp. — Class A	5	144
National Bank Holdings Corp. — Class A	7	142
Virtus Investment Partners, Inc.	2	142
Encore Capital Group, Inc.*	6	141
Heritage Financial Corp.	8	141
First Interstate BancSystem, Inc. — Class A	5	141
Enterprise Financial Services Corp.	5	139
Flushing Financial Corp.	7	139
Community Trust Bancorp, Inc.	4	139
TriCo Bancshares	5	138
First Potomac Realty Trust	15	138
Dime Community Bancshares, Inc.	8	136
James River Group Holdings Ltd.	4	136
MainSource Financial Group, Inc.	6	132
Seacoast Banking Corporation of Florida*	8	130
1st Source Corp.	4	130
Independent Bank Group, Inc.	3	129
Altisource Residential Corp.	14	129
German American Bancorp, Inc.	4	128
Virtu Financial, Inc. — Class A	7	126
Camden National Corp.	3	126
ConnectOne Bancorp, Inc.	8	126
National Storage Affiliates Trust	6	125
First BanCorp*	31	123
CatchMark Timber Trust, Inc. — Class A	10	122
Ladder Capital Corp. — Class A	10	122
BancFirst Corp.	2	121
HomeStreet, Inc.*	6	120
Easterly Government Properties, Inc.	6	118
WMIH Corp.*	53	118
Anworth Mortgage Asset Corp.	25	118
CoBiz Financial, Inc.	10	117
Bryn Mawr Bank Corp.	4	117
PJT Partners, Inc. — Class A	5	115
First of Long Island Corp.	4	115
Lakeland Bancorp, Inc.	10	114
Bridge Bancorp, Inc.	4	114
Ashford Hospitality Trust, Inc.	21	113
Greenhill & Company, Inc.	7	113
Moelis & Co. — Class A	5	113
Great Southern Bancorp, Inc.	3	111
Armada Hoffler Properties, Inc.	8	110
First Financial Corp.	3	110
International. FCStone, Inc.*	4	109
Waterstone Financial, Inc.	7	107
Apollo Residential Mortgage, Inc.	8	107
Forestar Group, Inc.*	9	108
Whitestone REIT — Class B	7	106
Univest Corporation of Pennsylvania	5	105
Financial Institutions, Inc.	4	104
Westwood Holdings Group, Inc.	2	104
Blue Hills Bancorp, Inc.	7	103
Western Asset Mortgage Capital Corp. REIT	11	103
Resource Capital Corp.	8	103
Meta Financial Group, Inc.	2	102
Marcus & Millichap, Inc.*	4	102
Nationstar Mortgage Holdings, Inc.*	9	101
Gladstone Commercial Corp.	6	101
AG Mortgage Investment Trust, Inc.	7	101
Park Sterling Corp.	14	99
Ashford Hospitality Prime, Inc.	7	99
Stonegate Bank	3	97
Bank of Marin Bancorp	2	97
Mercantile Bank Corp.	4	95
Suffolk Bancorp	3	94
OFG Bancorp	11	91
Citizens, Inc.*	12	91
World Acceptance Corp.*	2	91
NexPoint Residential Trust, Inc.	5	91
CU Bancorp*	4	91
Arrow Financial Corp.	3	91
OceanFirst Financial Corp.	5	91
Clifton Bancorp, Inc.	6	90
Independence Realty Trust, Inc.	11	91

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

First Community Bancshares, Inc.	4	$90
Preferred Apartment Communities, Inc. — Class A	6	88
First Bancorp	5	88
State Auto Financial Corp.	4	88
Peoples Bancorp, Inc.	4	87
Preferred Bank/Los Angeles CA	3	87
CorEnergy Infrastructure Trust, Inc.	3	87
Ares Commercial Real Estate Corp.	7	86
Southwest Bancorp, Inc.	5	85
Bank Mutual Corp.	11	84
State National Companies, Inc.	8	84
Heritage Insurance Holdings, Inc.	7	84
Altisource Portfolio Solutions S.A.*	3	84
Dynex Capital, Inc.	12	83
Republic Bancorp, Inc. — Class A	3	83
TriState Capital Holdings, Inc.*	6	82
United Insurance Holdings Corp.	5	82
QCR Holdings, Inc.	3	82
Cowen Group, Inc. — Class A*	27	80
Pacific Continental Corp.	5	79
Fidelity Southern Corp.	5	78
Peoples Financial Services Corp.	2	78
Arlington Asset Investment Corp. — Class A	6	78
First Defiance Financial Corp.	2	78
Nicolet Bankshares, Inc.*	2	76
Horizon Bancorp	3	75
RAIT Financial Trust	24	75
Allegiance Bancshares, Inc.*	3	75
West Bancorporation, Inc.	4	74
Peapack Gladstone Financial Corp.	4	74
HomeTrust Bancshares, Inc.*	4	74
Heritage Commerce Corp.	7	74
United Community Financial Corp.	12	73
Independent Bank Corp.	5	73
Atlantic Capital Bancshares, Inc.*	5	72
One Liberty Properties, Inc.	3	72
NMI Holdings, Inc. — Class A*	13	71
CNB Financial Corp.	4	71
Live Oak Bancshares, Inc.	5	71
Bar Harbor Bankshares	2	70
eHealth, Inc.*	5	71
National Bankshares, Inc.	2	70
Federal Agricultural Mortgage Corp. — Class C	2	70
Fidelity & Guaranty Life	3	70
OneBeacon Insurance Group Ltd. — Class A	5	69
FRP Holdings, Inc.*	2	70
UMH Properties, Inc.	6	68
First NBC Bank Holding Co.*	4	67
Houlihan Lokey, Inc.	3	67
On Deck Capital, Inc.*	13	67
Guaranty Bancorp	4	67
First Connecticut Bancorp, Inc.	4	66
Bluerock Residential Growth REIT, Inc.	5	65
City Office REIT, Inc.	5	65
First Bancorp, Inc.	3	65
First Foundation, Inc.*	3	65
Triumph Bancorp, Inc.*	4	64
Ladenburg Thalmann Financial Services, Inc.*	27	64
Community Healthcare Trust, Inc.	3	63
GAIN Capital Holdings, Inc.	10	63
Franklin Financial Network, Inc.*	2	63
Safeguard Scientifics, Inc.*	5	62
Sun Bancorp, Inc.*	3	62
RMR Group, Inc. — Class A	2	62
Farmers National Banc Corp.	7	62
Fox Chase Bancorp, Inc.	3	61
Merchants Bancshares, Inc.	2	61
Citizens & Northern Corp.	3	61
National Interstate Corp.	2	61
Acacia Research Corp.	13	58
Federated National Holding Co.	3	57
MidWestOne Financial Group, Inc.	2	57
Carolina Financial Corp.	3	56
EMC Insurance Group, Inc.	2	55
Global Indemnity plc — Class A*	2	55
Home Bancorp, Inc.	2	54
Farmers Capital Bank Corp.	2	55
Old Second Bancorp, Inc.	8	55
HCI Group, Inc.	2	55
Real Industry, Inc.*	7	54
Bancorp, Inc.*	9	54
Ames National Corp.	2	54
Charter Financial Corp.	4	53
Trupanion, Inc.*	4	53
Territorial Bancorp, Inc.	2	53
Northrim BanCorp, Inc.	2	53
Macatawa Bank Corp.	7	52
Atlas Financial Holdings, Inc.*	3	52
Enova International, Inc.*	7	52
Orchid Island Capital, Inc.	5	51
NewStar Financial, Inc.*	6	51
American National Bankshares, Inc.	2	50
ACNB Corp.	2	50
Sierra Bancorp	3	50
First Mid-Illinois Bancshares, Inc.	2	50
PennyMac Financial Services, Inc. — Class A*	4	50
Owens Realty Mortgage, Inc.	3	50
People’s Utah Bancorp	3	50
Baldwin & Lyons, Inc. — Class B	2	49
Southern First Bancshares, Inc.*	2	48
Enterprise Bancorp, Inc.	2	48
BankFinancial Corp.	4	48
Heritage Oaks Bancorp	6	48
Consolidated-Tomoka Land Co.	1	47
Bear State Financial, Inc.	5	47

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Southern Missouri Bancorp, Inc.	2	$47
First Business Financial Services, Inc.	2	47
C1 Financial, Inc.*	2	47
National Commerce Corp.*	2	47
Oppenheimer Holdings, Inc. — Class A	3	46
Hallmark Financial Services, Inc.*	4	46
Ocwen Financial Corp.*	27	46
BSB Bancorp, Inc.*	2	45
C&F Financial Corp.	1	45
Cascade Bancorp*	8	44
Bankwell Financial Group, Inc.	2	44
Regional Management Corp.*	3	44
Green Bancorp, Inc.*	5	44
WashingtonFirst Bankshares, Inc.	2	43
Century Bancorp, Inc. — Class A	1	42
Penns Woods Bancorp, Inc.	1	42
Capital City Bank Group, Inc.	3	42
Great Ajax Corp.	3	42
Higher One Holdings, Inc.*	8	41
Codorus Valley Bancorp, Inc.	2	41
MBT Financial Corp.	5	40
SI Financial Group, Inc.	3	40
Avenue Financial Holdings, Inc.*	2	39
Access National Corp.	2	39
Republic First Bancorp, Inc.*	9	39
Trinity Place Holdings, Inc.*	5	38
Tiptree Financial, Inc. — Class A	7	38
First Northwest Bancorp*	3	38
Manning & Napier, Inc. — Class A	4	38
CommunityOne Bancorp*	3	38
Stratus Properties, Inc.*	2	37
Your Community Bankshares, Inc.	1	37
Blue Capital Reinsurance Holdings Ltd.	2	37
Provident Financial Holdings, Inc.	2	37
Southern National Bancorp of Virginia, Inc.	3	36
Union Bankshares, Inc.	1	36
Orrstown Financial Services, Inc.	2	36
Old Line Bancshares, Inc.	2	36
Independence Holding Co.	2	36
Shore Bancshares, Inc.	3	35
First Community Financial Partners, Inc.*	4	35
Summit Financial Group, Inc.	2	35
Lake Sunapee Bank Group	2	34
Farmland Partners, Inc.	3	34
Premier Financial Bancorp, Inc.	2	34
Hennessy Advisors, Inc.	1	33
Donegal Group, Inc. — Class A	2	33
GAMCO Investors, Inc. — Class A	1	33
Marlin Business Services Corp.	2	33
Veritex Holdings, Inc.*	2	32
LCNB Corp.	2	32
Impac Mortgage Holdings, Inc.*	2	31
Westfield Financial, Inc.	4	31
Pzena Investment Management, Inc. — Class A	4	30
FBR & Co.	2	30
Chemung Financial Corp.	1	29
Calamos Asset Management, Inc. — Class A	4	29
Associated Capital Group, Inc. — Class A	1	29
Pacific Mercantile Bancorp*	4	28
Central Valley Community Bancorp	2	28
MutualFirst Financial, Inc.	1	27
Middleburg Financial Corp.	1	27
ESSA Bancorp, Inc.	2	27
First Financial Northwest, Inc.	2	27
Crawford & Co. — Class B	3	25
Silvercrest Asset Management Group, Inc. — Class A	2	24
First Internet Bancorp	1	24
Equity Bancshares, Inc. — Class A*	1	22
Midland States Bancorp, Inc.*	1	22
County Bancorp, Inc.	1	21
Greene County Bancorp, Inc.	1	16
Hampton Roads Bankshares, Inc.*	9	16
Provident Bancorp, Inc.*	1	15
BBX Capital Corp. — Class A*	1	15
California First National Bancorp	1	15
Walter Investment Management Corp.*	5	14
Medley Management, Inc. — Class A	2	12
Fifth Street Asset Management, Inc.	1	4
United Development Funding IV†††	22	—
Total Financial		112,680

Consumer, Non-cyclical - 2.0%
HealthSouth Corp.	23	893
PAREXEL International Corp.*	14	880
Deluxe Corp.	13	864
Bright Horizons Family Solutions, Inc.*	12	797
Healthcare Services Group, Inc.	19	787
NuVasive, Inc.*	13	777
Prestige Brands Holdings, Inc.*	14	777
B&G Foods, Inc.	16	771
Team Health Holdings, Inc.*	18	731
Helen of Troy Ltd.*	7	720
Snyder’s-Lance, Inc.	21	712
Horizon Pharma plc*	42	692
Cimpress N.V.*	7	647
Darling Ingredients, Inc.*	43	641
Integra LifeSciences Holdings Corp.*	8	638
Lancaster Colony Corp.	5	638
Owens & Minor, Inc.	17	635
Cantel Medical Corp.	9	618
United Natural Foods, Inc.*	13	608
Medicines Co.*	18	605
Catalent, Inc.*	26	598
Ligand Pharmaceuticals, Inc. — Class B*	5	596
Cepheid*	19	585
Masimo Corp.*	11	577

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Neogen Corp.*	10	$563
CEB, Inc.	9	556
Myriad Genetics, Inc.*	18	551
Molina Healthcare, Inc.*	11	549
Impax Laboratories, Inc.*	19	547
ABM Industries, Inc.	15	547
Chemed Corp.	4	546
AMN Healthcare Services, Inc.*	13	520
Novavax, Inc.*	71	516
Vector Group Ltd.	23	515
Monro Muffler Brake, Inc.	8	508
TESARO, Inc.*	6	504
Kite Pharma, Inc.*	10	500
Ultragenyx Pharmaceutical, Inc.*	10	495
Fresh Del Monte Produce, Inc.	9	490
Nektar Therapeutics*	34	484
On Assignment, Inc.*	13	480
Grand Canyon Education, Inc.*	12	479
Cardtronics, Inc.*	12	477
J&J Snack Foods Corp.	4	477
WD-40 Co.	4	470
Wright Medical Group N.V.*	27	468
Exelixis, Inc.*	60	469
Magellan Health, Inc.*	7	460
Insulet Corp.*	15	454
Globus Medical, Inc. — Class A*	19	453
ICU Medical, Inc.*	4	451
FTI Consulting, Inc.*	11	447
Matthews International Corp. — Class A	8	445
Ironwood Pharmaceuticals, Inc. — Class A*	34	445
Nevro Corp.*	6	443
Avon Products, Inc.	115	435
Dean Foods Co.	24	434
Sanderson Farms, Inc.	5	433
Bluebird Bio, Inc.*	10	433
Diplomat Pharmacy, Inc.*	12	419
Incorporated Research Holdings, Inc. — Class A*	11	420
Penumbra, Inc.*	7	417
Cambrex Corp.*	8	413
Ophthotech Corp.*	8	408
Haemonetics Corp.*	14	406
Tumi Holdings, Inc.*	15	401
Travelport Worldwide Ltd.	31	400
Halyard Health, Inc.*	12	390
Advisory Board Co.*	11	389
HMS Holdings Corp.*	22	387
Sotheby’s	14	384
ExamWorks Group, Inc.*	11	383
Aaron’s, Inc.	17	371
NxStage Medical, Inc.*	17	369
Huron Consulting Group, Inc.*	6	363
Cal-Maine Foods, Inc.	8	355
Amedisys, Inc.*	7	353
Community Health Systems, Inc.*	29	349
Intra-Cellular Therapies, Inc.*	9	349
LifeLock, Inc.*	22	348
ARIAD Pharmaceuticals, Inc.*	47	347
Universal Corp.	6	346
Boston Beer Company, Inc. — Class A*	2	342
Brink’s Co.	12	342
Natus Medical, Inc.*	9	340
TherapeuticsMD, Inc.*	40	340
Pacira Pharmaceuticals, Inc.*	10	337
HealthEquity, Inc.*	11	334
CONMED Corp.	7	334
Surgical Care Affiliates, Inc.*	7	334
SUPERVALU, Inc.*	70	330
Air Methods Corp.*	9	322
Exact Sciences Corp.*	26	319
Prothena Corporation plc*	9	314
Depomed, Inc.*	16	314
Korn/Ferry International	15	311
Insperity, Inc.	4	309
Portola Pharmaceuticals, Inc.*	13	306
SpartanNash Co.	10	306
Select Medical Holdings Corp.*	28	304
DeVry Education Group, Inc.	17	303
Alder Biopharmaceuticals, Inc.*	12	300
Radius Health, Inc.*	8	294
Cynosure, Inc. — Class A*	6	292
Five Prime Therapeutics, Inc.*	7	289
ACCO Brands Corp.*	28	289
HeartWare International, Inc.*	5	289
Abaxis, Inc.	6	283
Acorda Therapeutics, Inc.*	11	281
Ensign Group, Inc.	13	273
Celator Pharmaceuticals, Inc.*	9	272
Performance Food Group Co.*	10	269
Calavo Growers, Inc.	4	268
EVERTEC, Inc.	17	264
Endologix, Inc.*	21	262
Paylocity Holding Corp.*	6	259
LDR Holding Corp.*	7	259
Spark Therapeutics, Inc.*	5	256
Emergent BioSolutions, Inc.*	9	253
Green Dot Corp. — Class A*	11	253
PRA Health Sciences, Inc.*	6	251
Halozyme Therapeutics, Inc.*	29	250
Andersons, Inc.	7	248
Kindred Healthcare, Inc.	22	248
Greatbatch, Inc.*	8	247
Repligen Corp.*	9	246
Zeltiq Aesthetics, Inc.*	9	246
Supernus Pharmaceuticals, Inc.*	12	244
Achillion Pharmaceuticals, Inc.*	31	242

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Analogic Corp.	3	$238
Acceleron Pharma, Inc.*	7	238
FibroGen, Inc.*	14	230
TriNet Group, Inc.*	11	229
Theravance Biopharma, Inc.*	10	227
Luminex Corp.*	11	223
Innoviva, Inc.	21	221
Merit Medical Systems, Inc.*	11	218
MacroGenics, Inc.*	8	216
MiMedx Group, Inc.*	27	215
AMAG Pharmaceuticals, Inc.*	9	215
Anika Therapeutics, Inc.*	4	215
Meridian Bioscience, Inc.	11	214
Orthofix International N.V.*	5	212
Sage Therapeutics, Inc.*	7	211
Navigant Consulting, Inc.*	13	210
Sarepta Therapeutics, Inc.*	11	210
Apollo Education Group, Inc. — Class A*	23	210
Puma Biotechnology, Inc.*	7	209
TrueBlue, Inc.*	11	208
Spectranetics Corp.*	11	206
ICF International, Inc.*	5	205
NutriSystem, Inc.	8	203
Inogen, Inc.*	4	200
Team, Inc.*	8	199
PharMerica Corp.*	8	197
Central Garden & Pet Co. — Class A*	9	195
National Healthcare Corp.	3	194
Tootsie Roll Industries, Inc.	5	193
National Beverage Corp.*	3	189
Quad/Graphics, Inc.	8	186
Amicus Therapeutics, Inc.*	34	186
Relypsa, Inc.*	10	185
Momenta Pharmaceuticals, Inc.*	17	184
McGrath RentCorp	6	184
Synergy Pharmaceuticals, Inc.*	48	182
Cempra, Inc.*	11	181
US Physical Therapy, Inc.	3	181
Retrophin, Inc.*	10	178
LendingTree, Inc.*	2	177
ZIOPHARM Oncology, Inc.*	32	176
Dermira, Inc.*	6	176
LHC Group, Inc.*	4	173
Merrimack Pharmaceuticals, Inc.*	32	172
Rent-A-Center, Inc.	14	172
Xencor, Inc.*	9	171
SciClone Pharmaceuticals, Inc.*	13	170
Cerus Corp.*	27	168
Vascular Solutions, Inc.*	4	167
Lannett Company, Inc.*	7	167
Inovio Pharmaceuticals, Inc.*	18	166
Capella Education Co.	3	158
Lexicon Pharmaceuticals, Inc.*	11	158
Insmed, Inc.*	16	158
Viad Corp.	5	155
Adeptus Health, Inc. — Class A*	3	155
Kelly Services, Inc. — Class A	8	152
Novocure Ltd.*	13	152
Weis Markets, Inc.	3	152
Ingles Markets, Inc. — Class A	4	149
Coca-Cola Bottling Company Consolidated	1	147
Strayer Education, Inc.*	3	147
Cardiovascular Systems, Inc.*	8	147
Triple-S Management Corp. — Class B*	6	147
Dynavax Technologies Corp.*	10	146
Seres Therapeutics, Inc.*	5	145
Amphastar Pharmaceuticals, Inc.*	9	145
Heron Therapeutics, Inc.*	8	144
Inter Parfums, Inc.	5	142
Pacific Biosciences of California, Inc.*	20	141
Keryx Biopharmaceuticals, Inc.*	21	139
PDL BioPharma, Inc.	44	138
CBIZ, Inc.*	13	135
Array BioPharma, Inc.*	38	135
Coherus Biosciences, Inc.*	8	135
Atara Biotherapeutics, Inc.*	6	135
Providence Service Corp.*	3	135
Ennis, Inc.	7	134
Resources Connection, Inc.	9	133
CorVel Corp.*	3	130
Genomic Health, Inc.*	5	129
Quidel Corp.*	7	125
Capital Senior Living Corp.*	7	124
Raptor Pharmaceutical Corp.*	23	124
Landauer, Inc.	3	123
Omega Protein Corp.*	6	121
RPX Corp.*	13	119
Spectrum Pharmaceuticals, Inc.*	18	118
Amplify Snack Brands, Inc.*	8	118
Glaukos Corp.*	4	117
MGP Ingredients, Inc.	3	115
BioTelemetry, Inc.*	7	114
Universal American Corp.	15	114
AtriCure, Inc.*	8	113
SP Plus Corp.*	5	113
Epizyme, Inc.*	11	113
NeoGenomics, Inc.*	14	113
K12, Inc.*	9	112
American Public Education, Inc.*	4	112
Vanda Pharmaceuticals, Inc.*	10	112
ANI Pharmaceuticals, Inc.*	2	112
USANA Health Sciences, Inc.*	1	111
Cross Country Healthcare, Inc.*	8	111
Arena Pharmaceuticals, Inc.*	65	111
Forrester Research, Inc.	3	111
Clovis Oncology, Inc.*	8	110

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Celldex Therapeutics, Inc.*	25	$110
Corcept Therapeutics, Inc.*	20	109
Accuray, Inc.*	21	109
K2M Group Holdings, Inc.*	7	109
Geron Corp.*	40	107
Career Education Corp.*	18	107
XenoPort, Inc.*	15	106
Aerie Pharmaceuticals, Inc.*	6	106
Omeros Corp.*	10	105
Sagent Pharmaceuticals, Inc.*	7	105
XBiotech, Inc.*	5	105
Sangamo BioSciences, Inc.*	18	104
Aduro Biotech, Inc.*	9	102
Kforce, Inc.	6	101
Blueprint Medicines Corp.*	5	101
AngioDynamics, Inc.*	7	101
Medifast, Inc.	3	100
MannKind Corp.*	86	100
Rockwell Medical, Inc.*	13	98
Lion Biotechnologies, Inc.*	12	97
Invacare Corp.	8	97
Revlon, Inc. — Class A*	3	97
GenMark Diagnostics, Inc.*	11	96
Otonomy, Inc.*	6	95
Carriage Services, Inc. — Class A	4	95
Tejon Ranch Co.*	4	95
CryoLife, Inc.	8	94
Albany Molecular Research, Inc.*	7	94
Phibro Animal Health Corp. — Class A	5	93
Loxo Oncology, Inc.*	4	93
Healthways, Inc.*	8	92
Intersect ENT, Inc.*	7	91
Surgery Partners, Inc.*	5	90
Smart & Final Stores, Inc.*	6	89
Enanta Pharmaceuticals, Inc.*	4	88
Accelerate Diagnostics, Inc.*	6	86
Quorum Health Corp.*	8	87
Organovo Holdings, Inc.*	23	86
Vectrus, Inc.*	3	85
Cytokinetics, Inc.*	9	85
John B Sanfilippo & Son, Inc.	2	85
Almost Family, Inc.*	2	85
Arrowhead Pharmaceuticals, Inc.*	16	85
Natera, Inc.*	7	84
Heidrick & Struggles International, Inc.	5	84
Civitas Solutions, Inc.*	4	83
Hackett Group, Inc.	6	83
OraSure Technologies, Inc.*	14	83
Barrett Business Services, Inc.	2	83
Elizabeth Arden, Inc.*	6	83
Weight Watchers International, Inc.*	7	81
Exactech, Inc.*	3	80
Teladoc, Inc.*	5	80
Chefs’ Warehouse, Inc.*	5	80
Teligent, Inc.*	11	79
Bellicum Pharmaceuticals, Inc.*	6	77
Insys Therapeutics, Inc.*	6	78
Eagle Pharmaceuticals, Inc.*	2	78
Versartis, Inc.*	7	77
Axovant Sciences Ltd.*	6	77
Agenus, Inc.*	19	77
Alarm.com Holdings, Inc.*	3	77
Progenics Pharmaceuticals, Inc.*	18	76
Aimmune Therapeutics, Inc.*	7	76
Trevena, Inc.*	12	76
Vitae Pharmaceuticals, Inc.*	7	76
Flexion Therapeutics, Inc.*	5	75
Akebia Therapeutics, Inc.*	10	75
Foundation Medicine, Inc.*	4	75
Heska Corp.*	2	74
Advaxis, Inc.*	9	73
Seneca Foods Corp. — Class A*	2	72
Primo Water Corp.*	6	71
SurModics, Inc.*	3	70
Great Lakes Dredge & Dock Corp.*	16	70
Central Garden & Pet Co.*	3	68
AAC Holdings, Inc.*	3	68
Revance Therapeutics, Inc.*	5	68
ImmunoGen, Inc.*	22	68
NewLink Genetics Corp.*	6	68
Global Blood Therapeutics, Inc.*	4	66
Sucampo Pharmaceuticals, Inc. — Class A*	6	66
ServiceSource International, Inc.*	16	64
Farmer Brothers Co.*	2	64
La Jolla Pharmaceutical Co.*	4	64
Cotiviti Holdings, Inc.*	3	63
PTC Therapeutics, Inc.*	9	63
ConforMIS, Inc.*	9	63
Utah Medical Products, Inc.	1	63
Electro Rent Corp.	4	62
OncoMed Pharmaceuticals, Inc.*	5	62
STAAR Surgical Co.*	11	61
TG Therapeutics, Inc.*	10	61
Adamas Pharmaceuticals, Inc.*	4	61
MediciNova, Inc.*	8	60
Enzo Biochem, Inc.*	10	60
American Renal Associates Holdings, Inc.*	2	58
Village Super Market, Inc. — Class A	2	58
LeMaitre Vascular, Inc.	4	57
Aratana Therapeutics, Inc.*	9	57
Natural Health Trends Corp.	2	56
Zogenix, Inc.*	7	56
Rigel Pharmaceuticals, Inc.*	25	56
Paratek Pharmaceuticals, Inc.*	4	56
TerraVia Holdings, Inc.*	21	55
Anavex Life Sciences Corp.*	9	55

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Monster Worldwide, Inc.*	23	$55
MoneyGram International, Inc.*	8	55
Lifevantage Corp.*	4	54
Oxford Immunotec Global plc*	6	54
BioCryst Pharmaceuticals, Inc.*	19	54
RTI Surgical, Inc.*	15	54
CSS Industries, Inc.	2	54
RadNet, Inc.*	10	53
Immunomedics, Inc.*	23	53
Limoneira Co.	3	53
Ardelyx, Inc.*	6	52
InVivo Therapeutics Holdings Corp.*	9	52
CytomX Therapeutics, Inc.*	5	51
CRA International, Inc.*	2	50
NanoString Technologies, Inc.*	4	50
Editas Medicine, Inc.*	2	49
Collegium Pharmaceutical, Inc.*	4	47
Curis, Inc.*	30	47
Care.com, Inc.*	4	47
Nutraceutical International Corp.*	2	46
Ascent Capital Group, Inc. — Class A*	3	46
Franklin Covey Co.*	3	46
BioScrip, Inc.*	18	46
Concert Pharmaceuticals, Inc.*	4	45
Sorrento Therapeutics, Inc.*	8	45
BioTime, Inc.*	17	44
Invitae Corp.*	6	44
Bio-Path Holdings, Inc.*	22	44
Athersys, Inc.*	20	43
Ignyta, Inc.*	8	43
Chimerix, Inc.*	11	43
Tetraphase Pharmaceuticals, Inc.*	10	43
ARC Document Solutions, Inc.*	11	43
Intellia Therapeutics, Inc.*	2	43
Applied Genetic Technologies Corp.*	3	42
Pfenex, Inc.*	5	42
OvaScience, Inc.*	8	42
WaVe Life Sciences Ltd.*	2	41
AxoGen, Inc.*	6	41
Minerva Neurosciences, Inc.*	4	41
Edge Therapeutics, Inc.*	4	40
Karyopharm Therapeutics, Inc.*	6	40
Durect Corp.*	33	40
CytRx Corp.*	18	40
REGENXBIO, Inc.*	5	40
BioSpecifics Technologies Corp.*	1	40
Esperion Therapeutics, Inc.*	4	40
Collectors Universe, Inc.	2	40
Reata Pharmaceuticals, Inc. — Class A*	2	40
Symmetry Surgical, Inc.*	3	39
Inventure Foods, Inc.*	5	39
PharmAthene, Inc.*	16	39
Avexis, Inc.*	1	38
PFSweb, Inc.*	4	38
Tandem Diabetes Care, Inc.*	5	38
Vital Therapies, Inc.*	6	37
MyoKardia, Inc.*	3	37
Inotek Pharmaceuticals Corp.*	5	37
Neos Therapeutics, Inc.*	4	37
Aclaris Therapeutics, Inc.*	2	37
Idera Pharmaceuticals, Inc.*	24	37
Entellus Medical, Inc.*	2	37
Bridgepoint Education, Inc.*	5	36
Synthetic Biologics, Inc.*	20	36
Cellular Biomedicine Group, Inc.*	3	36
Zafgen, Inc.*	6	36
Avinger, Inc.*	3	36
Addus HomeCare Corp.*	2	35
Craft Brew Alliance, Inc.*	3	35
Cutera, Inc.*	3	34
Nobilis Health Corp.*	15	33
Medgenics, Inc.*	6	33
ChromaDex Corp.*	8	33
Voyager Therapeutics, Inc.*	3	33
Neff Corp. — Class A*	3	33
Endocyte, Inc.*	10	32
Trovagene, Inc.*	7	32
T2 Biosystems, Inc.*	4	32
Cidara Therapeutics, Inc.*	3	31
Anthera Pharmaceuticals, Inc.*	10	31
Alliance One International, Inc.*	2	31
Agile Therapeutics, Inc.*	4	30
Alico, Inc.	1	30
CPI Card Group, Inc.	6	30
Information Services Group, Inc.*	8	30
Egalet Corp.*	6	30
Iridex Corp.*	2	30
Regulus Therapeutics, Inc.*	10	29
Cara Therapeutics, Inc.*	6	29
Senseonics Holdings, Inc.*	7	28
National Research Corp. — Class A	2	27
Titan Pharmaceuticals, Inc.*	5	27
Stemline Therapeutics, Inc.*	4	27
ChemoCentryx, Inc.*	6	27
Liberty Tax, Inc.	2	27
Natural Grocers by Vitamin Cottage, Inc.*	2	26
Osiris Therapeutics, Inc.	5	25
Tobira Therapeutics, Inc.*	2	25
NantKwest, Inc.*	4	25
Ocular Therapeutix, Inc.*	5	25
Patriot National, Inc.*	3	25
Immune Design Corp.*	3	24
Proteostasis Therapeutics, Inc.*	2	24
AcelRx Pharmaceuticals, Inc.*	9	24
Fortress Biotech, Inc.*	9	24
Synutra International, Inc.*	6	23

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Axsome Therapeutics, Inc.*	3	$23
Galena Biopharma, Inc.*	48	22
TransEnterix, Inc.*	18	22
GlycoMimetics, Inc.*	3	22
iRadimed Corp.*	1	22
Turning Point Brands, Inc.*	2	21
Veracyte, Inc.*	4	20
Eiger BioPharmaceuticals, Inc.*	1	20
B. Riley Financial, Inc.	2	19
Nature’s Sunshine Products, Inc.	2	19
Adverum Biotechnologies, Inc.*	6	19
USMD Holdings, Inc.*	1	19
Argos Therapeutics, Inc.*	3	18
Cambium Learning Group, Inc.*	4	18
Dimension Therapeutics, Inc.*	3	18
Genesis Healthcare, Inc.*	10	18
Infinity Pharmaceuticals, Inc.*	13	17
Tokai Pharmaceuticals, Inc.*	3	17
Mirati Therapeutics, Inc.*	3	16
Ampio Pharmaceuticals, Inc.*	12	15
Asterias Biotherapeutics, Inc.*	6	14
Second Sight Medical Products, Inc.*	4	14
Corvus Pharmaceuticals, Inc.*	1	14
Lipocine, Inc.*	4	12
vTv Therapeutics, Inc. — Class A*	2	12
Syndax Pharmaceuticals, Inc.*	1	10
Lifeway Foods, Inc.*	1	10
ViewRay, Inc.*	2	8
Total Consumer, Non-cyclical		86,512

Industrial - 1.3%
Curtiss-Wright Corp.	12	1,011
Teledyne Technologies, Inc.*	9	892
Woodward, Inc.	14	807
CLARCOR, Inc.	13	791
EMCOR Group, Inc.	16	788
Universal Display Corp.*	11	746
Dycom Industries, Inc.*	8	717
EnerSys	12	714
Littelfuse, Inc.	6	710
XPO Logistics, Inc.*	26	682
Belden, Inc.	11	665
Louisiana-Pacific Corp.*	38	659
Tech Data Corp.*	9	647
Generac Holdings, Inc.*	17	594
Coherent, Inc.*	6	550
Joy Global, Inc.	26	550
Masonite International Corp.*	8	529
Sanmina Corp.*	19	508
Drew Industries, Inc.	6	508
Esterline Technologies Corp.*	8	496
John Bean Technologies Corp.	8	489
GATX Corp.	11	483
Hillenbrand, Inc.	16	481
Knight Transportation, Inc.	18	477
Mueller Industries, Inc.	15	477
IMAX Corp.*	16	472
Mueller Water Products, Inc. — Class A	41	469
Kennametal, Inc.	21	464
Universal Forest Products, Inc.	5	463
Triumph Group, Inc.	13	462
Tetra Tech, Inc.	15	461
Granite Construction, Inc.	10	456
Applied Industrial Technologies, Inc.	10	451
Vishay Intertechnology, Inc.	36	445
Simpson Manufacturing Company, Inc.	11	439
RBC Bearings, Inc.*	6	435
KLX, Inc.*	14	435
Rexnord Corp.*	22	432
Moog, Inc. — Class A*	8	431
Barnes Group, Inc.	13	431
MSA Safety, Inc.	8	420
AZZ, Inc.	7	420
Exponent, Inc.	7	409
Watts Water Technologies, Inc. — Class A	7	408
Proto Labs, Inc.*	7	404
MasTec, Inc.*	18	402
Franklin Electric Company, Inc.	12	397
Plexus Corp.*	9	389
Itron, Inc.*	9	388
Smith & Wesson Holding Corp.*	14	381
Advanced Energy Industries, Inc.*	10	380
Golar LNG Ltd.	24	371
Apogee Enterprises, Inc.	8	371
Brady Corp. — Class A	12	367
TopBuild Corp.*	10	361
Actuant Corp. — Class A	16	362
Trex Company, Inc.*	8	359
Forward Air Corp.	8	356
Matson, Inc.	11	356
TASER International, Inc.*	14	348
Summit Materials, Inc. — Class A*	17	348
Hub Group, Inc. — Class A*	9	345
Trinseo S.A.	8	343
Methode Electronics, Inc.	10	342
Headwaters, Inc.*	19	341
Fabrinet*	9	334
Comfort Systems USA, Inc.	10	326
Sturm Ruger & Company, Inc.	5	320
Nordic American Tankers Ltd.	23	319
Albany International Corp. — Class A	8	319
Knowles Corp.*	23	315
Swift Transportation Co. — Class A*	20	308
Rogers Corp.*	5	306
AAON, Inc.	11	303
II-VI, Inc.*	16	300
KapStone Paper and Packaging Corp.	23	299

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Kaman Corp.	7	$298
Aerojet Rocketdyne Holdings, Inc.*	16	292
Badger Meter, Inc.	4	292
GoPro, Inc. — Class A*	27	292
OSI Systems, Inc.*	5	291
Cubic Corp.	7	281
Astec Industries, Inc.	5	281
ESCO Technologies, Inc.	7	280
US Ecology, Inc.	6	275
Werner Enterprises, Inc.	12	276
Benchmark Electronics, Inc.*	13	275
Tennant Co.	5	269
EnPro Industries, Inc.	6	266
Greif, Inc. — Class A	7	260
Multi-Color Corp.	4	254
Gibraltar Industries, Inc.*	8	253
Atlas Air Worldwide Holdings, Inc.*	6	249
Standex International Corp.	3	248
Builders FirstSource, Inc.*	22	248
Advanced Drainage Systems, Inc.	9	246
US Concrete, Inc.*	4	244
Patrick Industries, Inc.*	4	241
Ship Finance International Ltd.	16	236
Tutor Perini Corp.*	10	236
SPX FLOW, Inc.*	9	235
Briggs & Stratton Corp.	11	233
Boise Cascade Co.*	10	230
CIRCOR International, Inc.	4	228
Rofin-Sinar Technologies, Inc.*	7	224
TriMas Corp.*	12	216
AAR Corp.	9	210
Heartland Express, Inc.	12	209
Caesarstone Ltd.*	6	209
Primoris Services Corp.	11	208
Federal Signal Corp.	16	206
Greenbrier Companies, Inc.	7	204
Lindsay Corp.	3	204
Continental Building Products, Inc.*	9	200
Chart Industries, Inc.*	8	193
Raven Industries, Inc.	10	189
Altra Industrial Motion Corp.	7	189
Encore Wire Corp.	5	186
Air Transport Services Group, Inc.*	14	181
Scorpio Tankers, Inc.	43	181
Manitowoc Company, Inc.	33	180
Echo Global Logistics, Inc.*	8	179
Sun Hydraulics Corp.	6	178
Nortek, Inc.*	3	178
Babcock & Wilcox Enterprises, Inc.*	12	176
Saia, Inc.*	7	176
Aegion Corp. — Class A*	9	176
Quanex Building Products Corp.	9	167
Argan, Inc.	4	167
Astronics Corp.*	5	166
General Cable Corp.	13	165
Global Brass & Copper Holdings, Inc.	6	164
SPX Corp.*	11	163
AVX Corp.	12	163
Kadant, Inc.	3	155
Lydall, Inc.*	4	154
CTS Corp.	8	143
TTM Technologies, Inc.*	19	143
Insteel Industries, Inc.	5	143
GasLog Ltd.	11	143
Harsco Corp.	21	139
Aerovironment, Inc.*	5	139
Gorman-Rupp Co.	5	137
FARO Technologies, Inc.*	4	135
Griffon Corp.	8	135
PGT, Inc.*	13	134
Frontline Ltd.	17	134
Alamo Group, Inc.	2	132
Mesa Laboratories, Inc.	1	123
Novanta, Inc.*	8	121
DHT Holdings, Inc.	24	121
TAL International Group, Inc.	9	121
Mistras Group, Inc.*	5	119
Hyster-Yale Materials Handling, Inc.	2	119
Marten Transport Ltd.	6	119
Chase Corp.	2	118
ArcBest Corp.	7	114
Tredegar Corp.	7	113
NCI Building Systems, Inc.*	7	112
Overseas Shipholding Group, Inc. — Class A	10	110
Greif, Inc. — Class B	2	110
Stoneridge, Inc.*	7	105
Armstrong Flooring, Inc.*	6	102
NN, Inc.	7	98
MYR Group, Inc.*	4	96
Haynes International, Inc.	3	96
TimkenSteel Corp.	10	96
National Presto Industries, Inc.	1	94
Teekay Tankers Ltd. — Class A	31	92
Ply Gem Holdings, Inc.*	6	87
Kimball Electronics, Inc.*	7	87
Myers Industries, Inc.	6	86
Teekay Corp.	12	86
AEP Industries, Inc.	1	80
Multi Packaging Solutions International Ltd.*	6	80
Energy Recovery, Inc.*	9	80
YRC Worldwide, Inc.*	9	79
American Railcar Industries, Inc.	2	79
Powell Industries, Inc.	2	79
Casella Waste Systems, Inc. — Class A*	10	79
Hornbeck Offshore Services, Inc.*	9	75
American Science & Engineering, Inc.	2	75

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Park Electrochemical Corp.	5	$73
Fluidigm Corp.*	8	72
Columbus McKinnon Corp.	5	71
CECO Environmental Corp.	8	70
Textainer Group Holdings Ltd.	6	67
VSE Corp.	1	67
LSI Industries, Inc.	6	66
GP Strategies Corp.*	3	65
Gener8 Maritime, Inc.*	10	64
LSB Industries, Inc.*	5	60
Roadrunner Transportation Systems, Inc.*	8	60
Ducommun, Inc.*	3	59
NVE Corp.	1	59
Milacron Holdings Corp.*	4	58
Tidewater, Inc.	13	57
Celadon Group, Inc.	7	57
NV5 Global, Inc.*	2	57
Park-Ohio Holdings Corp.	2	57
Imprivata, Inc.*	4	56
Hurco Companies, Inc.	2	56
Graham Corp.	3	55
Olympic Steel, Inc.	2	55
Covenant Transportation Group, Inc. — Class A*	3	53
Costamare, Inc.	7	54
Energous Corp.*	4	52
Kratos Defense & Security Solutions, Inc.*	12	49
Allied Motion Technologies, Inc.	2	47
Multi-Fineline Electronix, Inc.*	2	46
UFP Technologies, Inc.*	2	45
DXP Enterprises, Inc.*	3	45
Applied Optoelectronics, Inc.*	4	45
Sparton Corp.*	2	44
Dynamic Materials Corp.	4	43
Dorian LPG Ltd.*	6	42
FreightCar America, Inc.	3	42
Electro Scientific Industries, Inc.*	7	41
Control4 Corp.*	5	41
Ardmore Shipping Corp.	6	41
Layne Christensen Co.*	5	41
Vicor Corp.*	4	40
Vishay Precision Group, Inc.*	3	40
Lawson Products, Inc.*	2	40
Omega Flex, Inc.	1	38
Orion Group Holdings, Inc.*	7	37
ZAGG, Inc.*	7	37
Heritage-Crystal Clean, Inc.*	3	37
Hill International, Inc.*	9	37
Bel Fuse, Inc. — Class B	2	36
Aqua Metals, Inc.*	3	35
USA Truck, Inc.*	2	35
Navios Maritime Acquisition Corp.	21	33
TRC Companies, Inc.*	5	32
Hardinge, Inc.	3	30
CAI International, Inc.*	4	30
Radiant Logistics, Inc.*	10	30
Scorpio Bulkers, Inc.*	10	28
Handy & Harman Ltd.*	1	26
Universal Logistics Holdings, Inc.	2	26
American Superconductor Corp.*	3	25
IES Holdings, Inc.*	2	25
Ampco-Pittsburgh Corp.	2	23
Willis Lease Finance Corp.*	1	22
Power Solutions International, Inc.*	1	18
PAM Transportation Services, Inc.*	1	16
Gencor Industries, Inc.*	1	16
NL Industries, Inc.*	2	5
Total Industrial		56,696

Consumer, Cyclical - 1.2%
Cracker Barrel Old Country Store, Inc.	5	856
Texas Roadhouse, Inc. — Class A	18	820
DreamWorks Animation SKG, Inc. — Class A*	20	818
Jack in the Box, Inc.	9	772
Beacon Roofing Supply, Inc.*	16	727
American Eagle Outfitters, Inc.	44	700
Tenneco, Inc.*	15	698
Buffalo Wild Wings, Inc.*	5	694
Big Lots, Inc.	13	652
Five Below, Inc.*	14	650
Cheesecake Factory, Inc.	12	578
Core-Mark Holding Company, Inc.	12	561
HNI Corp.	12	557
Steven Madden Ltd.*	16	547
Bloomin’ Brands, Inc.	30	536
Hawaiian Holdings, Inc.*	14	531
Wolverine World Wide, Inc.	26	528
Deckers Outdoor Corp.*	9	518
Churchill Downs, Inc.	4	506
G-III Apparel Group Ltd.*	11	503
Herman Miller, Inc.	16	478
Interval Leisure Group, Inc.	30	476
Office Depot, Inc.*	144	477
Papa John’s International, Inc.	7	476
Dave & Buster’s Entertainment, Inc.*	10	468
PriceSmart, Inc.	5	468
UniFirst Corp.	4	463
TRI Pointe Group, Inc.*	39	460
Allegiant Travel Co. — Class A	3	455
Cooper Tire & Rubber Co.	15	447
GNC Holdings, Inc. — Class A	18	438
Lithia Motors, Inc. — Class A	6	426
Anixter International, Inc.*	8	426
DineEquity, Inc.	5	424
Liberty TripAdvisor Holdings, Inc. — Class A*	19	416
Mobile Mini, Inc.	12	416
Dana Holding Corp.	39	411
Marriott Vacations Worldwide Corp.	6	411

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Boyd Gaming Corp.*	22	$405
Columbia Sportswear Co.	7	403
Children’s Place, Inc.	5	400
Dorman Products, Inc.*	7	400
HSN, Inc.	8	392
G&K Services, Inc. — Class A	5	383
DSW, Inc. — Class A	18	381
Meritage Homes Corp.*	10	375
Chico’s FAS, Inc.	35	375
La-Z-Boy, Inc.	13	362
First Cash Financial Services, Inc.	7	359
SkyWest, Inc.	13	344
Gentherm, Inc.*	10	343
KB Home	22	335
Popeyes Louisiana Kitchen, Inc.*	6	328
Sonic Corp.	12	325
Genesco, Inc.*	5	322
Ascena Retail Group, Inc.*	46	322
Abercrombie & Fitch Co. — Class A	18	321
Cooper-Standard Holding, Inc.*	4	316
Knoll, Inc.	13	316
Krispy Kreme Doughnuts, Inc.*	15	314
Fossil Group, Inc.*	11	314
Steelcase, Inc. — Class A	23	312
Essendant, Inc.	10	306
Diamond Resorts International, Inc.*	10	300
Express, Inc.*	20	290
American Axle & Manufacturing Holdings, Inc.*	20	290
Universal Electronics, Inc.*	4	288
Restoration Hardware Holdings, Inc.*	10	287
Virgin America, Inc.*	5	281
Penn National Gaming, Inc.*	20	279
BMC Stock Holdings, Inc.*	15	267
Caleres, Inc.	11	266
American Woodmark Corp.*	4	266
Cato Corp. — Class A	7	264
Asbury Automotive Group, Inc.*	5	264
BJ’s Restaurants, Inc.*	6	263
ScanSource, Inc.*	7	260
Interface, Inc. — Class A	17	259
SeaWorld Entertainment, Inc.	18	258
Select Comfort Corp.*	12	257
Cash America International, Inc.	6	256
Callaway Golf Co.	25	255
La Quinta Holdings, Inc.*	22	251
National CineMedia, Inc.	16	247
TiVo, Inc.*	25	248
Group 1 Automotive, Inc.	5	247
iRobot Corp.*	7	246
MDC Holdings, Inc.	10	243
Guess?, Inc.	16	241
Standard Motor Products, Inc.	6	239
International Speedway Corp. — Class A	7	234
Ethan Allen Interiors, Inc.	7	231
Oxford Industries, Inc.	4	226
Finish Line, Inc. — Class A	11	222
ClubCorp Holdings, Inc.	17	221
Belmond Ltd. — Class A*	22	218
Wabash National Corp.*	17	216
Denny’s Corp.*	20	215
Crocs, Inc.*	19	214
Hibbett Sports, Inc.*	6	209
Buckle, Inc.	8	208
Wesco Aircraft Holdings, Inc.*	15	201
Barnes & Noble, Inc.	17	193
Bob Evans Farms, Inc.	5	190
Red Robin Gourmet Burgers, Inc.*	4	190
Superior Industries International, Inc.	7	187
Cavco Industries, Inc.*	2	188
Vitamin Shoppe, Inc.*	6	183
Installed Building Products, Inc.*	5	181
Zoe’s Kitchen, Inc.*	5	181
Carmike Cinemas, Inc.*	6	181
Tile Shop Holdings, Inc.*	9	179
Red Rock Resorts, Inc. — Class A*	8	176
Rush Enterprises, Inc. — Class A*	8	172
Outerwall, Inc.	4	168
Pinnacle Entertainment, Inc.*	15	166
AMC Entertainment Holdings, Inc. — Class A	6	166
Meritor, Inc.*	23	166
Tailored Brands, Inc.	13	165
Winnebago Industries, Inc.	7	160
Douglas Dynamics, Inc.	6	154
Fiesta Restaurant Group, Inc.*	7	153
H&E Equipment Services, Inc.	8	152
Navistar International Corp.*	13	151
Caesars Acquisition Co. — Class A*	13	146
Shake Shack, Inc. — Class A*	4	146
Fred’s, Inc. — Class A	9	145
Nautilus, Inc.*	8	143
Chuy’s Holdings, Inc.*	4	138
Motorcar Parts of America, Inc.*	5	136
Mattress Firm Holding Corp.*	4	134
DTS, Inc.*	5	132
Eros International plc*	8	130
Scientific Games Corp. — Class A*	14	128
Isle of Capri Casinos, Inc.*	7	128
LGI Homes, Inc.*	4	128
Ruth’s Hospitality Group, Inc.	8	128
Regis Corp.*	10	125
Ollie’s Bargain Outlet Holdings, Inc.*	5	124
Eldorado Resorts, Inc.*	8	122
Francesca’s Holdings Corp.*	11	122
Sonic Automotive, Inc. — Class A	7	120
MarineMax, Inc.*	7	119
Taylor Morrison Home Corp. — Class A*	8	119

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Caesars Entertainment Corp.*	15	$115
Kimball International, Inc. — Class B	10	114
M/I Homes, Inc.*	6	113
Barnes & Noble Education, Inc.*	11	112
Wingstop, Inc.*	4	109
Unifi, Inc.*	4	109
Lumber Liquidators Holdings, Inc.*	7	108
Pier 1 Imports, Inc.	21	108
Carrols Restaurant Group, Inc.*	9	107
Modine Manufacturing Co.*	12	106
Marcus Corp.	5	106
Fox Factory Holding Corp.*	6	104
Tower International, Inc.	5	103
SiteOne Landscape Supply, Inc.*	3	102
WCI Communities, Inc.*	6	101
Shoe Carnival, Inc.	4	100
Winmark Corp.	1	100
EZCORP, Inc. — Class A*	13	98
Party City Holdco, Inc.*	7	97
William Lyon Homes — Class A*	6	97
Libbey, Inc.	6	95
PetMed Express, Inc.	5	94
Haverty Furniture Companies, Inc.	5	90
Movado Group, Inc.	4	87
Del Frisco’s Restaurant Group, Inc.*	6	86
Tuesday Morning Corp.*	12	84
Culp, Inc.	3	83
Sequential Brands Group, Inc.*	10	80
Flexsteel Industries, Inc.	2	79
Planet Fitness, Inc. — Class A*	4	76
Potbelly Corp.*	6	75
Veritiv Corp.*	2	75
Titan International, Inc.	12	74
Iconix Brand Group, Inc.*	11	74
Duluth Holdings, Inc. — Class B*	3	73
Bassett Furniture Industries, Inc.	3	72
Zumiez, Inc.*	5	72
PC Connection, Inc.	3	71
Vera Bradley, Inc.*	5	71
Century Communities, Inc.*	4	69
Federal-Mogul Holdings Corp.*	8	66
Monarch Casino & Resort, Inc.*	3	66
Habit Restaurants, Inc. — Class A*	4	66
El Pollo Loco Holdings, Inc.*	5	65
Hooker Furniture Corp.	3	64
Daktronics, Inc.	10	63
Citi Trends, Inc.	4	62
Beazer Homes USA, Inc.*	8	62
Miller Industries, Inc.	3	62
Stein Mart, Inc.	8	62
Malibu Boats, Inc. — Class A*	5	61
Perry Ellis International, Inc.*	3	60
Kirkland’s, Inc.*	4	59
Ruby Tuesday, Inc.*	16	58
PICO Holdings, Inc.*	6	57
Horizon Global Corp.*	5	57
America’s Car-Mart, Inc.*	2	56
Sportsman’s Warehouse Holdings, Inc.*	7	56
Spartan Motors, Inc.	9	56
NACCO Industries, Inc. — Class A	1	56
Freshpet, Inc.*	6	56
Titan Machinery, Inc.*	5	56
Weyco Group, Inc.	2	56
Metaldyne Performance Group, Inc.	4	55
Del Taco Restaurants, Inc.*	6	55
Hovnanian Enterprises, Inc. — Class A*	32	54
Build-A-Bear Workshop, Inc. — Class A*	4	54
Speedway Motorsports, Inc.	3	53
Intrawest Resorts Holdings, Inc.*	4	52
Arctic Cat, Inc.	3	51
Bojangles’, Inc.*	3	51
Reading International, Inc. — Class A*	4	50
Big 5 Sporting Goods Corp.	5	46
Destination XL Group, Inc.*	10	46
Delta Apparel, Inc.*	2	46
GMS, Inc.*	2	45
Nathan’s Famous, Inc.*	1	45
Lifetime Brands, Inc.	3	44
Green Brick Partners, Inc.*	6	43
West Marine, Inc.*	5	42
Rush Enterprises, Inc. — Class B*	2	42
Supreme Industries, Inc. — Class A	3	41
Sears Holdings Corp.*	3	41
Strattec Security Corp.	1	41
J Alexander’s Holdings, Inc.*	4	40
Lindblad Expeditions Holdings, Inc.*	4	39
Superior Uniform Group, Inc.	2	38
Conn’s, Inc.*	5	38
Century Casinos, Inc.*	6	37
AV Homes, Inc.*	3	37
Golden Entertainment, Inc.	3	35
Boot Barn Holdings, Inc.*	4	34
Stage Stores, Inc.	7	34
Vince Holding Corp.*	6	33
JAKKS Pacific, Inc.*	4	32
Gaiam, Inc. — Class A*	4	31
Jamba, Inc.*	3	31
Escalade, Inc.	3	31
Flex Pharma, Inc.*	3	31
Performance Sports Group Ltd.*	10	30
Noodles & Co.*	3	29
Red Lion Hotels Corp.*	4	29
New Home Company, Inc.*	3	29
Unique Fabricating, Inc.	2	27
Johnson Outdoors, Inc. — Class A	1	26
Systemax, Inc.*	3	26

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Marine Products Corp.	3	$25
Luby’s, Inc.*	5	25
MCBC Holdings, Inc.	2	22
Kona Grill, Inc.*	2	21
Container Store Group, Inc.*	4	21
Workhorse Group, Inc.*	3	21
Sears Hometown and Outlet Stores, Inc.*	3	20
Tilly’s, Inc. — Class A*	3	17
UCP, Inc. — Class A*	2	16
Empire Resorts, Inc.*	1	16
Fogo De Chao, Inc.*	1	13
Blue Bird Corp.*	1	12
Total Consumer, Cyclical		52,697

Technology - 1.1%
Microsemi Corp.*	30	980
MAXIMUS, Inc.	17	940
Fair Isaac Corp.	8	903
Advanced Micro Devices, Inc.*	173	889
Aspen Technology, Inc.*	22	885
EPAM Systems, Inc.*	13	836
Take-Two Interactive Software, Inc.*	22	835
Blackbaud, Inc.	12	816
SYNNEX Corp.	8	759
j2 Global, Inc.	12	758
Demandware, Inc.*	10	748
Qlik Technologies, Inc.*	25	739
Integrated Device Technology, Inc.*	36	726
Medidata Solutions, Inc.*	15	703
Proofpoint, Inc.*	11	694
Monolithic Power Systems, Inc.	10	683
Cirrus Logic, Inc.*	17	659
Science Applications International Corp.	11	642
ACI Worldwide, Inc.*	31	605
MKS Instruments, Inc.	14	604
Convergys Corp.	24	600
Fairchild Semiconductor International, Inc. — Class A*	30	596
Mentor Graphics Corp.	28	595
Cavium, Inc.*	15	579
NetScout Systems, Inc.*	25	556
CACI International, Inc. — Class A*	6	542
Synaptics, Inc.*	10	538
Silicon Laboratories, Inc.*	11	536
Entegris, Inc.*	37	535
Verint Systems, Inc.*	16	530
MicroStrategy, Inc. — Class A*	3	525
Paycom Software, Inc.*	12	519
Electronics for Imaging, Inc.*	12	516
Cornerstone OnDemand, Inc.*	13	495
Intersil Corp. — Class A	36	487
ExlService Holdings, Inc.*	9	472
Acxiom Corp.*	21	462
FleetMatics Group plc*	10	433
CommVault Systems, Inc.*	10	432
Syntel, Inc.*	9	407
Ambarella, Inc.*	8	406
Semtech Corp.*	17	406
Tessera Technologies, Inc.	13	398
Diebold, Inc.	16	397
3D Systems Corp.*	28	383
Envestnet, Inc.*	11	366
Progress Software Corp.*	13	357
Inphi Corp.*	11	352
Power Integrations, Inc.	7	350
Synchronoss Technologies, Inc.*	11	350
Rambus, Inc.*	29	350
HubSpot, Inc.*	8	347
Imperva, Inc.*	8	344
Ebix, Inc.	7	335
Cray, Inc.*	11	329
Rovi Corp.*	21	328
BroadSoft, Inc.*	8	328
QLogic Corp.*	22	324
CSG Systems International, Inc.	8	322
Lumentum Holdings, Inc.*	13	315
RealPage, Inc.*	14	313
Omnicell, Inc.*	9	308
Callidus Software, Inc.*	15	300
Stratasys Ltd.*	13	298
2U, Inc.*	10	294
Sykes Enterprises, Inc.*	10	290
Cvent, Inc.*	8	286
Globant S.A.*	7	275
Monotype Imaging Holdings, Inc.	11	271
MaxLinear, Inc. — Class A*	15	269
Pegasystems, Inc.	10	270
ManTech International Corp. — Class A	7	265
Insight Enterprises, Inc.*	10	260
Cabot Microelectronics Corp.	6	254
Mercury Systems, Inc.*	10	249
Super Micro Computer, Inc.*	10	249
SPS Commerce, Inc.*	4	242
Bottomline Technologies de, Inc.*	11	237
Press Ganey Holdings, Inc.*	6	236
inContact, Inc.*	16	222
Qualys, Inc.*	7	209
Interactive Intelligence Group, Inc.*	5	204
Virtusa Corp.*	7	202
Brooks Automation, Inc.	18	202
MACOM Technology Solutions Holdings, Inc.*	6	198
Diodes, Inc.*	10	188
Veeco Instruments, Inc.*	11	182
New Relic, Inc.*	6	176
MTS Systems Corp.	4	175
Pure Storage, Inc. — Class A*	16	174
Lattice Semiconductor Corp.*	32	171

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

FormFactor, Inc.*	19	$167
Quality Systems, Inc.	14	167
Photronics, Inc.*	17	151
Amkor Technology, Inc.*	26	150
Xura, Inc.*	6	147
Ultratech, Inc.*	6	138
CEVA, Inc.*	5	136
Nimble Storage, Inc.*	17	135
InvenSense, Inc. — Class A*	22	135
Applied Micro Circuits Corp.*	20	128
Nanometrics, Inc.*	6	125
Rudolph Technologies, Inc.*	8	124
SciQuest, Inc.*	7	124
PROS Holdings, Inc.*	7	122
Silver Spring Networks, Inc.*	10	122
Computer Programs & Systems, Inc.	3	120
Hortonworks, Inc.*	11	118
Benefitfocus, Inc.*	3	114
TeleTech Holdings, Inc.	4	109
Five9, Inc.*	9	107
Engility Holdings, Inc.*	5	106
PDF Solutions, Inc.*	7	98
Unisys Corp.*	13	95
Barracuda Networks, Inc.*	6	91
Actua Corp.*	10	90
Vocera Communications, Inc.*	7	90
KEYW Holding Corp.*	9	89
LivePerson, Inc.*	14	89
Exar Corp.*	11	89
Epiq Systems, Inc.	6	88
Axcelis Technologies, Inc.*	31	83
InnerWorkings, Inc.*	10	83
Workiva, Inc.*	6	82
Xcerra Corp.*	14	81
Eastman Kodak Co.*	5	80
Model N, Inc.*	6	80
Xactly Corp.*	6	77
Evolent Health, Inc. — Class A*	4	77
Cohu, Inc.	7	76
Digi International, Inc.*	7	75
American Software, Inc. — Class A	7	73
Varonis Systems, Inc.*	3	72
IXYS Corp.	7	72
TubeMogul, Inc.*	6	71
Brightcove, Inc.*	8	70
Sapiens International Corporation N.V.	6	70
Alpha & Omega Semiconductor Ltd.*	5	70
MINDBODY, Inc. — Class A*	4	65
pdvWireless, Inc.*	3	64
Digimarc Corp.*	2	64
DSP Group, Inc.*	6	64
Glu Mobile, Inc.*	27	59
Immersion Corp.*	8	59
Sigma Designs, Inc.*	9	58
Exa Corp.*	4	58
Instructure, Inc.*	3	57
Mitek Systems, Inc.*	8	57
Jive Software, Inc.*	15	56
Everyday Health, Inc.*	7	55
Tangoe, Inc.*	7	54
Avid Technology, Inc.*	9	52
Silicon Graphics International Corp.*	10	50
Planet Payment, Inc.*	11	49
Apigee Corp.*	4	49
Carbonite, Inc.*	5	49
Ultra Clean Holdings, Inc.*	8	46
Castlight Health, Inc. — Class B*	11	44
Maxwell Technologies, Inc.*	8	42
Agilysys, Inc.*	4	42
EMCORE Corp.*	7	42
Radisys Corp.*	9	40
Rosetta Stone, Inc.*	5	39
Amber Road, Inc.*	5	39
QAD, Inc. — Class A	2	39
USA Technologies, Inc.*	9	38
Datalink Corp.*	5	38
Guidance Software, Inc.*	6	37
MobileIron, Inc.*	12	37
Kopin Corp.*	16	36
ExOne Co.*	3	32
Appfolio, Inc. — Class A*	2	29
SecureWorks Corp. — Class A*	2	28
NCI, Inc. — Class A	2	28
Park City Group, Inc.*	3	27
GigPeak, Inc.*	12	24
IDI, Inc.*	4	19
Majesco*	2	11
Total Technology		46,947

Communications - 0.7%
ViaSat, Inc.*	12	857
Ciena Corp.*	36	675
GrubHub, Inc.*	21	652
WebMD Health Corp. — Class A*	10	581
Zendesk, Inc.*	21	554
Meredith Corp.	10	519
Houghton Mifflin Harcourt Co.*	33	516
Sinclair Broadcast Group, Inc. — Class A	17	508
InterDigital, Inc.	9	501
Media General, Inc.*	29	499
Finisar Corp.*	28	490
Shenandoah Telecommunications Co.	12	469
Time, Inc.	27	444
LogMeIn, Inc.*	7	444
Cogent Communications Holdings, Inc.	11	441
NETGEAR, Inc.*	9	428
Shutterfly, Inc.*	9	419

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Infinera Corp.*	37	$417
Gannett Company, Inc.	30	414
Polycom, Inc.*	36	405
Viavi Solutions, Inc.*	61	404
New York Times Co. — Class A	33	399
Plantronics, Inc.	9	396
Marketo, Inc.*	11	382
Nexstar Broadcasting Group, Inc. — Class A	8	381
NIC, Inc.	17	373
DigitalGlobe, Inc.*	17	363
Consolidated Communications Holdings, Inc.	13	354
Stamps.com, Inc.*	4	350
Gigamon, Inc.*	9	337
8x8, Inc.*	23	336
NeuStar, Inc. — Class A*	14	330
RingCentral, Inc. — Class A*	16	316
Wayfair, Inc. — Class A*	8	312
Vonage Holdings Corp.*	51	311
comScore, Inc.*	13	310
Infoblox, Inc.*	15	281
Scholastic Corp.	7	277
Ubiquiti Networks, Inc.*	7	271
Etsy, Inc.*	28	269
MDC Partners, Inc. — Class A	14	256
Cincinnati Bell, Inc.*	56	256
EW Scripps Co. — Class A*	16	253
MSG Networks, Inc. — Class A*	16	245
ADTRAN, Inc.	13	242
ATN International, Inc.	3	233
Windstream Holdings, Inc.	25	232
Shutterstock, Inc.*	5	229
Quotient Technology, Inc.*	17	228
Liberty Media Group — Class C*	12	228
West Corp.	11	216
AVG Technologies N.V.*	11	209
Web.com Group, Inc.*	11	200
Q2 Holdings, Inc.*	7	196
Iridium Communications, Inc.*	22	195
HealthStream, Inc.*	7	186
Gray Television, Inc.*	17	184
World Wrestling Entertainment, Inc. — Class A	10	184
Perficient, Inc.*	9	183
New Media Investment Group, Inc.	10	181
EarthLink Holdings Corp.	28	179
Inteliquent, Inc.	9	179
ORBCOMM, Inc.*	17	169
Ixia*	17	167
ePlus, Inc.*	2	163
Endurance International Group Holdings, Inc.*	16	144
Rubicon Project, Inc.*	10	137
Box, Inc. — Class A*	13	134
CalAmp Corp.*	9	133
VASCO Data Security International, Inc.*	8	131
GTT Communications, Inc.*	7	129
Oclaro, Inc.*	26	127
General Communication, Inc. — Class A*	8	126
Gogo, Inc.*	15	126
FTD Companies, Inc.*	5	125
XO Group, Inc.*	7	122
ShoreTel, Inc.*	18	121
Globalstar, Inc.*	99	120
Liberty Braves Group — Class C*	8	117
Liberty Media Group — Class A*	6	115
Entravision Communications Corp. — Class A	17	114
Sonus Networks, Inc.*	13	113
TrueCar, Inc.*	14	110
Loral Space & Communications, Inc.*	3	106
Chegg, Inc.*	21	105
Blucora, Inc.*	10	104
Bankrate, Inc.*	13	97
tronc, Inc.*	7	97
Spok Holdings, Inc.	5	96
Entercom Communications Corp. — Class A	7	94
Extreme Networks, Inc.*	27	92
Bazaarvoice, Inc.*	22	88
FairPoint Communications, Inc.*	6	88
ChannelAdvisor Corp.*	6	87
Straight Path Communications, Inc. — Class B*	3	82
Blue Nile, Inc.	3	82
DHI Group, Inc.*	13	81
Boingo Wireless, Inc.*	9	80
Global Eagle Entertainment, Inc.*	12	80
A10 Networks, Inc.*	12	78
RetailMeNot, Inc.*	10	77
NeoPhotonics Corp.*	8	76
Calix, Inc.*	11	76
Angie’s List, Inc.*	11	72
Intralinks Holdings, Inc.*	11	72
IDT Corp. — Class B	5	71
Lands’ End, Inc.*	4	66
1-800-Flowers.com, Inc. — Class A*	7	63
Rapid7, Inc.*	5	63
Lumos Networks Corp.*	5	61
Lionbridge Technologies, Inc.*	15	59
MeetMe, Inc.*	11	59
Harmonic, Inc.*	20	57
Liquidity Services, Inc.*	7	55
Clearfield, Inc.*	3	54
Zix Corp.*	14	53
Black Box Corp.	4	52
VirnetX Holding Corp.*	13	52
Comtech Telecommunications Corp.	4	51
Reis, Inc.	2	50
Overstock.com, Inc.*	3	48
Telenav, Inc.*	9	46
NII Holdings, Inc.*	14	45

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

United Online, Inc.*	4	$44
Hawaiian Telcom Holdco, Inc.*	2	42
Central European Media Enterprises Ltd. — Class A*	20	42
TechTarget, Inc.*	5	41
Preformed Line Products Co.	1	40
RigNet, Inc.*	3	40
Acacia Communications, Inc.*	1	40
Aerohive Networks, Inc.*	6	40
Saga Communications, Inc. — Class A	1	40
HC2 Holdings, Inc.*	9	39
QuinStreet, Inc.*	10	36
Rightside Group Ltd.*	3	32
KVH Industries, Inc.*	4	31
Liberty Braves Group — Class A*	2	30
Numerex Corp. — Class A*	4	30
Silicom Ltd.	1	30
Marchex, Inc. — Class B*	9	29
Limelight Networks, Inc.*	19	28
Autobytel, Inc.*	2	28
RealNetworks, Inc.*	6	26
Hemisphere Media Group, Inc.*	2	24
Radio One, Inc. — Class D*	7	22
Salem Media Group, Inc. — Class A	3	22
Corindus Vascular Robotics, Inc.*	15	21
Intelsat S.A.*	8	21
Global Sources Ltd.*	2	18
Townsquare Media, Inc. — Class A*	2	16
Total Communications		28,189

Utilities - 0.4%
Portland General Electric Co.	24	1,058
IDACORP, Inc.	13	1,057
Southwest Gas Corp.	13	1,023
ONE Gas, Inc.	14	932
WGL Holdings, Inc.	13	920
New Jersey Resources Corp.	23	887
Black Hills Corp.	14	883
Spire, Inc.	12	850
ALLETE, Inc.	13	840
NorthWestern Corp.	13	820
Avista Corp.	17	762
PNM Resources, Inc.	21	744
South Jersey Industries, Inc.	21	664
Dynegy, Inc.*	31	534
El Paso Electric Co.	11	520
MGE Energy, Inc.	9	509
California Water Service Group	13	453
Northwest Natural Gas Co.	7	454
American States Water Co.	10	438
Ormat Technologies, Inc.	10	438
Empire District Electric Co.	12	408
Otter Tail Corp.	10	335
Talen Energy Corp.*	22	298
Atlantica Yield plc	16	297
NRG Yield, Inc. — Class C	17	265
Chesapeake Utilities Corp.	4	265
Middlesex Water Co.	4	174
Unitil Corp.	4	171
Connecticut Water Service, Inc.	3	169
SJW Corp.	4	158
NRG Yield, Inc. — Class A	9	137
York Water Co.	3	96
Atlantic Power Corp.	32	79
Artesian Resources Corp. — Class A	2	68
Delta Natural Gas Company, Inc.	2	54
Consolidated Water Company Ltd.	4	52
EnerNOC, Inc.*	7	45
Spark Energy, Inc. — Class A	1	33
Ameresco, Inc. — Class A*	6	26
Genie Energy Ltd. — Class B*	3	20
Global Water Resources, Inc.	2	18
Total Utilities		17,954

Basic Materials - 0.4%
Olin Corp.	44	1,092
Sensient Technologies Corp.	12	853
PolyOne Corp.	22	776
Axiall Corp.	19	620
US Silica Holdings, Inc.	17	586
HB Fuller Co.	13	573
Hecla Mining Co.	101	515
Minerals Technologies, Inc.	9	511
Worthington Industries, Inc.	12	507
Commercial Metals Co.	30	507
GCP Applied Technologies, Inc.*	19	495
Balchem Corp.	8	477
Kaiser Aluminum Corp.	5	452
Chemtura Corp.*	17	448
Coeur Mining, Inc.*	40	426
Carpenter Technology Corp.	12	395
Chemours Co.	47	387
Stillwater Mining Co.*	32	380
Ingevity Corp.*	11	374
Allegheny Technologies, Inc.	29	370
Stepan Co.	5	298
Ferro Corp.*	22	294
AK Steel Holding Corp.*	63	294
Neenah Paper, Inc.	4	290
Schweitzer-Mauduit International, Inc.	8	283
Innospec, Inc.	6	276
Quaker Chemical Corp.	3	268
Clearwater Paper Corp.*	4	261
Cliffs Natural Resources, Inc.*	46	261
Kraton Performance Polymers, Inc.*	8	223
PH Glatfelter Co.	11	215
Innophos Holdings, Inc.	5	211
Univar, Inc.*	11	208

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Deltic Timber Corp.	3	$201
A. Schulman, Inc.	8	195
Aceto Corp.	8	175
Calgon Carbon Corp.	13	171
Koppers Holdings, Inc.*	5	154
Rayonier Advanced Materials, Inc.	11	149
Ferroglobe plc	17	146
Fairmount Santrol Holdings, Inc.*	17	131
CSW Industrials, Inc.*	4	130
Hawkins, Inc.	3	130
Materion Corp.	5	124
Schnitzer Steel Industries, Inc. — Class A	7	123
American Vanguard Corp.	7	106
Century Aluminum Co.*	13	82
OMNOVA Solutions, Inc.*	11	80
Landec Corp.*	7	75
Tronox Ltd. — Class A	17	75
Orchids Paper Products Co.	2	71
United States Lime & Minerals, Inc.	1	59
Ryerson Holding Corp.*	3	53
KMG Chemicals, Inc.	2	52
Gold Resource Corp.	13	47
Codexis, Inc.*	9	36
Oil-Dri Corporation of America	1	35
AgroFresh Solutions, Inc.*	6	32
Kronos Worldwide, Inc.	6	32
ALJ Regional Holdings, Inc.*	5	25
Valhi, Inc.	7	11
Total Basic Materials		16,826

Energy - 0.3%
RSP Permian, Inc.*	21	732
PDC Energy, Inc.*	12	691
Carrizo Oil & Gas, Inc.*	15	538
NOW, Inc.*	28	507
Oil States International, Inc.*	14	459
Oasis Petroleum, Inc.*	47	439
Matador Resources Co.*	22	436
SemGroup Corp. — Class A	12	391
Western Refining, Inc.	18	372
Callon Petroleum Co.*	32	360
MRC Global, Inc.*	25	355
Pattern Energy Group, Inc.	15	344
Denbury Resources, Inc.	91	327
Synergy Resources Corp.*	49	326
Seadrill Ltd.*	98	318
McDermott International, Inc.*	64	316
Forum Energy Technologies, Inc.*	16	277
TerraForm Power, Inc. — Class A*	23	251
SEACOR Holdings, Inc.*	4	232
Delek US Holdings, Inc.	16	211
Unit Corp.*	13	202
Atwood Oceanics, Inc.	16	200
Green Plains, Inc.	10	197
Flotek Industries, Inc.*	14	185
Helix Energy Solutions Group, Inc.*	27	183
Archrock, Inc.	18	170
Thermon Group Holdings, Inc.*	8	153
Cobalt International Energy, Inc.*	106	142
TETRA Technologies, Inc.*	21	134
Newpark Resources, Inc.*	22	127
Matrix Service Co.*	7	115
Par Pacific Holdings, Inc.*	7	107
Sanchez Energy Corp.*	15	106
Exterran Corp.*	8	103
Bristow Group, Inc.	9	103
Sunrun, Inc.*	17	101
SunCoke Energy, Inc.	17	99
California Resources Corp.*	8	98
Renewable Energy Group, Inc.*	11	97
Plug Power, Inc.*	48	89
Bill Barrett Corp.*	13	83
Clean Energy Fuels Corp.*	23	80
Ring Energy, Inc.*	9	79
TerraForm Global, Inc. — Class A	24	78
Pioneer Energy Services Corp.*	17	78
FutureFuel Corp.	7	76
Parker Drilling Co.*	32	73
Natural Gas Services Group, Inc.*	3	69
Tesco Corp.	10	67
Panhandle Oil and Gas, Inc. — Class A	4	67
CARBO Ceramics, Inc.	5	66
CVR Energy, Inc.	4	62
Contango Oil & Gas Co.*	5	61
REX American Resources Corp.*	1	60
Northern Oil and Gas, Inc.*	12	55
Clayton Williams Energy, Inc.*	2	55
PHI, Inc.*	3	54
Trecora Resources*	5	52
Alon USA Energy, Inc.	8	52
EP Energy Corp. — Class A*	10	52
Geospace Technologies Corp.*	3	49
EXCO Resources, Inc.*	37	48
Westmoreland Coal Co.*	5	48
Era Group, Inc.*	5	47
Pacific Ethanol, Inc.*	8	44
FuelCell Energy, Inc.*	7	44
Independence Contract Drilling, Inc.*	8	43
Eclipse Resources Corp.*	13	43
Dawson Geophysical Co.*	5	41
Adams Resources & Energy, Inc.	1	39
Abraxas Petroleum Corp.*	33	37
Jones Energy, Inc. — Class A*	8	33
Evolution Petroleum Corp.	6	33
Willbros Group, Inc.*	11	28
W&T Offshore, Inc.*	9	21
Vivint Solar, Inc.*	6	18

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Erin Energy Corp.*	4	$10
Total Energy		12,538

Diversified - 0.0%
HRG Group, Inc.*	31	426
Resource America, Inc. — Class A	3	29
Total Diversified		455

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	8	212

Total Common Stocks
(Cost $437,794)		431,706

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19	1	—
Tejon Ranch Co.
$10.50, 08/31/16†	4	—
Total Warrants
(Cost $19)		—

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	10	—
Leap Wireless International, Inc.
Expires 03/06/17	78	—
Dyax Corp.
Expires 01/25/17	106	—
Total Rights
(Cost $59)		—

MUTUAL FUNDS† - 49.4%
Guggenheim Strategy Fund I1	58,947	1,468,375
Guggenheim Strategy Fund II1	26,245	651,135
Total Mutual Funds
(Cost $2,116,557)		2,119,510

	Face Amount

REPURCHASE AGREEMENTS††,4 - 18.9%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[2]	$570,670	570,670
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	80,296	80,296
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	80,296	80,296
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	80,296	80,296
Total Repurchase Agreements
(Cost $811,558)		811,558

Total Investments - 78.4%
(Cost $3,365,987)		$3,362,774
Other Assets & Liabilities, net - 21.6%		926,929
Total Net Assets - 100.0%		$4,289,703

	Units	Unrealized Gain

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2016 Russell 2000 Index Swap 0.44%[3], Terminating 07/26/16 (Notional Value $2,762,007)	2,398	$151,167
Barclays Bank plc July 2016 Russell 2000 Index Swap 0.44%[3], Terminating 07/29/16 (Notional Value $5,315,622)	4,615	93,920
Credit Suisse Capital, LLC July 2016 Russell 2000 Index Swap 0.45%[3], Terminating 07/26/16 (Notional Value $195,580)	170	10,710
(Total Notional Value $8,273,209)		$255,797

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
[4]	Repurchase Agreements — See Note 5.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$431,706	$—	$—	$—	$431,706
Equity Index Swap Agreements	—	—	255,797	—	255,797
Mutual Funds	2,119,510	—	—	—	2,119,510
Repurchase Agreements	—	811,558	—	—	811,558
Rights	—	—	—	—	—
Warrants	—	—	—	—	—
Total	$2,551,216	$811,558	$255,797	$—	$3,618,571

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $437,872)	$431,706
Investments in affiliated issuers, at value (cost $2,116,557)	2,119,510
Repurchase agreements, at value (cost $811,558)	811,558
Total investments (cost $3,365,987)	3,362,774
Segregated cash with broker	945,400
Unrealized appreciation on swap agreements	255,797
Cash	2,457
Receivables:
Fund shares sold	405,527
Swap settlement	7,005
Dividends	2,809
Interest	6
Total assets	4,981,775

Liabilities:
Payable for:
Fund shares redeemed	675,228
Variation margin	4,356
Management fees	3,212
Securities purchased	2,252
Transfer agent and administrative fees	892
Investor service fees	892
Portfolio accounting fees	357
Miscellaneous	4,883
Total liabilities	692,072
Commitments and contingent liabilities (Note 11)	—
Net assets	$4,289,703

Net assets consist of:
Paid in capital	$4,612,496
Accumulated net investment loss	(15,764)
Accumulated net realized loss on investments	(559,613)
Net unrealized appreciation on investments	252,584
Net assets	$4,289,703
Capital shares outstanding	30,383
Net asset value per share	$141.19

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $6)	$5,939
Dividends from securities of affiliated issuers	5,276
Interest	1,512
Total investment income	12,727

Expenses:
Management fees	14,338
Transfer agent and administrative fees	3,983
Investor service fees	3,983
Portfolio accounting fees	1,593
Professional fees	2,300
Custodian fees	187
Trustees’ fees*	111
Line of credit fees	72
Miscellaneous	1,443
Total expenses	28,010
Net investment loss	(15,283)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	187,085
Investments in affiliated issuers	(81)
Swap agreements	(152,774)
Futures contracts	(50,649)
Net realized loss	(16,419)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(240,431)
Investments in affiliated issuers	2,944
Swap agreements	296,987
Net change in unrealized appreciation (depreciation)	59,500
Net realized and unrealized gain	43,081
Net increase in net assets resulting from operations	$27,798

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(15,283)	$(43,570)
Net realized loss on investments	(16,419)	(414,123)
Net change in unrealized appreciation (depreciation) on investments	59,500	(230,483)
Net increase (decrease) in net assets resulting from operations	27,798	(688,176)

Distributions to shareholders from:
Net realized gains	—	(656,966)
Total distributions to shareholders	—	(656,966)

Capital share transactions:
Proceeds from sale of shares	15,338,351	30,308,546
Distributions reinvested	—	656,966
Cost of shares redeemed	(13,846,158)	(32,378,726)
Net increase (decrease) from capital share transactions	1,492,193	(1,413,214)
Net increase (decrease) in net assets	1,519,991	(2,758,356)

Net assets:
Beginning of period	2,769,712	5,528,068
End of period	$4,289,703	$2,769,712
Accumulated net investment loss at end of period	$(15,764)	$(481)

Capital share activity:
Shares sold	117,416	171,918
Shares issued from reinvestment of distributions	—	3,699
Shares redeemed	(106,860)	(186,497)
Net increase (decrease) in shares	10,556	(10,880)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$139.69	$180.03	$262.78	$141.50	$109.53	$148.42
Income (loss) from investment operations:
Net investment income (loss)[b]	(.61)	(1.73)	(2.53)	(1.63)	(.96)	(2.04)
Net gain (loss) on investments (realized and unrealized)	2.11	(17.40)	11.64	122.91	32.93	(26.77)
Total from investment operations	1.50	(19.13)	9.11	121.28	31.97	(28.81)
Less distributions from:
Net realized gains	—	(21.21)	(91.86)	—	—	(10.08)
Total distributions	—	(21.21)	(91.86)	—	—	(10.08)
Net asset value, end of period	$141.19	$139.69	$180.03	$262.78	$141.50	$109.53

Total Return[c]	1.09%	(13.15%)	5.17%	85.72%	29.19%	(19.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,290	$2,770	$5,528	$5,196	$3,156	$6,578
Ratios to average net assets:
Net investment income (loss)	(0.96%)	(1.00%)	(1.07%)	(0.86%)	(0.76%)	(1.50%)
Total expenses[d]	1.76%	1.70%	1.77%	1.75%	1.77%	1.82%
Portfolio turnover rate	135%	327%	360%	80%	325%	15%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

RUSSELL 2000® 1.5x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	31.0%
Guggenheim Strategy Fund II	18.3%
Olin Corp.	0.1%
IDACORP, Inc.	0.1%
Portland General Electric Co.	0.1%
Gramercy Property Trust	0.1%
Southwest Gas Corp.	0.1%
Microsemi Corp.	0.1%
Curtiss-Wright Corp.	0.1%
Healthcare Realty Trust, Inc.	0.1%
Top Ten Total	50.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 25.4%

Financial - 6.6%
Gramercy Property Trust	871	$8,031
Healthcare Realty Trust, Inc.	215	7,522
Medical Properties Trust, Inc.	489	7,437
DuPont Fabros Technology, Inc.	154	7,320
PrivateBancorp, Inc. — Class A	162	7,132
Umpqua Holdings Corp.	455	7,039
Prosperity Bancshares, Inc.	138	7,037
FirstMerit Corp.	341	6,912
Investors Bancorp, Inc.	613	6,792
First Industrial Realty Trust, Inc.	239	6,649
Bank of the Ozarks, Inc.	173	6,491
CNO Financial Group, Inc.	369	6,442
Webster Financial Corp.	189	6,417
New Residential Investment Corp. REIT	461	6,380
Education Realty Trust, Inc.	137	6,320
CoreSite Realty Corp.	68	6,032
Physicians Realty Trust	278	5,840
National Health Investors, Inc.	77	5,782
Ellie Mae, Inc.*	61	5,591
Primerica, Inc.	97	5,552
Urban Edge Properties	185	5,524
FNB Corp.	433	5,430
Sunstone Hotel Investors, Inc.	448	5,407
RLJ Lodging Trust	251	5,384
RLI Corp.	78	5,365
QTS Realty Trust, Inc. — Class A	95	5,318
GEO Group, Inc.	153	5,230
MB Financial, Inc.	144	5,224
LaSalle Hotel Properties	220	5,188
Acadia Realty Trust	146	5,187
Wintrust Financial Corp.	100	5,100
United Bankshares, Inc.	135	5,064
IBERIABANK Corp.	84	5,017
Mack-Cali Realty Corp.	184	4,968
UMB Financial Corp.	93	4,949
Home BancShares, Inc.	249	4,928
Lexington Realty Trust	474	4,792
Fulton Financial Corp.	354	4,779
Kite Realty Group Trust	170	4,765
Washington Real Estate Investment Trust	151	4,750
Hudson Pacific Properties, Inc.	162	4,727
Valley National Bancorp	510	4,651
Radian Group, Inc.	444	4,627
Ryman Hospitality Properties, Inc.	90	4,559
Washington Federal, Inc.	187	4,537
WageWorks, Inc.*	75	4,486
EastGroup Properties, Inc.	65	4,480
Selective Insurance Group, Inc.	117	4,471
Cousins Properties, Inc.	428	4,451
Retail Opportunity Investments Corp.	205	4,442
Texas Capital Bancshares, Inc.*	95	4,442
PS Business Parks, Inc.	41	4,349
First Financial Bankshares, Inc.	132	4,328
Cathay General Bancorp	153	4,315
MGIC Investment Corp.*	703	4,183
Hancock Holding Co.	160	4,178
Glacier Bancorp, Inc.	157	4,173
Stifel Financial Corp.*	132	4,151
Janus Capital Group, Inc.	298	4,149
First Citizens BancShares, Inc. — Class A	16	4,143
Sterling Bancorp	261	4,098
Pinnacle Financial Partners, Inc.	83	4,055
BancorpSouth, Inc.	178	4,039
LTC Properties, Inc.	78	4,035
Colony Starwood Homes	130	3,955
BGC Partners, Inc. — Class A	449	3,911
WP GLIMCHER, Inc.	347	3,883
Pebblebrook Hotel Trust	147	3,859
Great Western Bancorp, Inc.	120	3,785
Blackhawk Network Holdings, Inc.*	113	3,784
DiamondRock Hospitality Co.	414	3,738
Enstar Group Ltd.*	23	3,725
Capitol Federal Financial, Inc.	263	3,669
Community Bank System, Inc.	89	3,657
Xenia Hotels & Resorts, Inc.	213	3,574
Colony Capital, Inc. — Class A	232	3,561
Monogram Residential Trust, Inc.	347	3,543
Evercore Partners, Inc. — Class A	80	3,535
Alexander & Baldwin, Inc.	96	3,469
Trustmark Corp.	139	3,454
American Assets Trust, Inc.	81	3,438
Old National Bancorp	274	3,433
CVB Financial Corp.	208	3,409
Select Income REIT	131	3,405
STAG Industrial, Inc.	142	3,381
Columbia Banking System, Inc.	120	3,367
South State Corp.	49	3,334
Government Properties Income Trust	144	3,321
Essent Group Ltd.*	152	3,315
Hilltop Holdings, Inc.*	155	3,253
Kennedy-Wilson Holdings, Inc.	170	3,224
Hatteras Financial Corp.	194	3,182
Ramco-Gershenson Properties Trust	162	3,177
Invesco Mortgage Capital, Inc. REIT	232	3,176
New York REIT, Inc.	341	3,154
EverBank Financial Corp.	212	3,150
Argo Group International Holdings Ltd.	59	3,067
Eagle Bancorp, Inc.*	63	3,031
Pennsylvania Real Estate Investment Trust	141	3,024
International Bancshares Corp.	113	2,948
Chemical Financial Corp.	79	2,946
CBL & Associates Properties, Inc.	316	2,942
Northwest Bancshares, Inc.	198	2,936
First Midwest Bancorp, Inc.	166	2,915

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Astoria Financial Corp.	190	$2,913
TowneBank	133	2,874
Potlatch Corp.	84	2,864
Rexford Industrial Realty, Inc.	135	2,847
Financial Engines, Inc.	110	2,846
Horace Mann Educators Corp.	84	2,839
Chesapeake Lodging Trust	122	2,837
Simmons First National Corp. — Class A	60	2,771
Parkway Properties, Inc.	165	2,760
Sabra Health Care REIT, Inc.	133	2,744
Renasant Corp.	84	2,716
LendingClub Corp.*	615	2,645
United Community Banks, Inc.	144	2,634
CYS Investments, Inc.	312	2,611
Banner Corp.	61	2,595
Yadkin Financial Corp.	103	2,584
Waddell & Reed Financial, Inc. — Class A	149	2,566
Global Net Lease, Inc.	320	2,543
Kemper Corp.	82	2,540
Westamerica Bancorporation	51	2,512
NBT Bancorp, Inc.	87	2,491
Park National Corp.	27	2,478
Provident Financial Services, Inc.	126	2,475
Franklin Street Properties Corp.	201	2,466
First Financial Bancorp	126	2,451
LegacyTexas Financial Group, Inc.	91	2,449
Genworth Financial, Inc. — Class A*	941	2,428
Independent Bank Corp.	53	2,422
Kearny Financial Corp.	190	2,390
AMERISAFE, Inc.	39	2,388
BBCN Bancorp, Inc.	160	2,387
Summit Hotel Properties, Inc.	178	2,357
American Equity Investment Life Holding Co.	165	2,351
Four Corners Property Trust, Inc.	113	2,327
ServisFirst Bancshares, Inc.	47	2,321
WisdomTree Investments, Inc.	237	2,320
Talmer Bancorp, Inc. — Class A	121	2,320
PRA Group, Inc.*	95	2,293
Seritage Growth Properties	46	2,292
Terreno Realty Corp.	88	2,277
PennyMac Mortgage Investment Trust	140	2,272
Agree Realty Corp.	47	2,267
WesBanco, Inc.	73	2,267
Union Bankshares Corp.	89	2,199
BofI Holding, Inc.*	124	2,196
Redwood Trust, Inc.	157	2,168
National General Holdings Corp.	100	2,142
HFF, Inc. — Class A	74	2,137
Navigators Group, Inc.	23	2,115
FCB Financial Holdings, Inc. — Class A*	62	2,109
First Merchants Corp.	84	2,094
Ameris Bancorp	70	2,079
Boston Private Financial Holdings, Inc.	169	1,991
Tompkins Financial Corp.	30	1,950
Stewart Information Services Corp.	47	1,946
Apollo Commercial Real Estate Finance, Inc.	121	1,944
Aircastle Ltd.	98	1,917
Employers Holdings, Inc.	66	1,915
Capstead Mortgage Corp.	197	1,911
United Fire Group, Inc.	45	1,909
WSFS Financial Corp.	59	1,899
MBIA, Inc.*	271	1,851
Safety Insurance Group, Inc.	30	1,847
Beneficial Bancorp, Inc.*	145	1,844
St. Joe Co.*	104	1,843
Banc of California, Inc.	100	1,810
Infinity Property & Casualty Corp.	22	1,775
BNC Bancorp	78	1,771
FelCor Lodging Trust, Inc.	281	1,751
Cohen & Steers, Inc.	43	1,739
Monmouth Real Estate Investment Corp.	130	1,724
S&T Bancorp, Inc.	70	1,712
Berkshire Hills Bancorp, Inc.	63	1,696
Chatham Lodging Trust	77	1,692
First Commonwealth Financial Corp.	183	1,684
New Senior Investment Group, Inc.	157	1,677
CareTrust REIT, Inc.	119	1,640
Alexander’s, Inc.	4	1,637
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	75	1,620
Investors Real Estate Trust	250	1,618
Third Point Reinsurance Ltd.*	136	1,594
Heartland Financial USA, Inc.	45	1,588
Brookline Bancorp, Inc.	143	1,577
Southside Bancshares, Inc.	51	1,566
FNFV Group*	136	1,560
Lakeland Financial Corp.	33	1,551
Wilshire Bancorp, Inc.	148	1,542
Ambac Financial Group, Inc.*	93	1,531
Hanmi Financial Corp.	65	1,527
ARMOUR Residential REIT, Inc.	76	1,520
CenterState Banks, Inc.	96	1,512
American Capital Mortgage Investment Corp.	95	1,500
Maiden Holdings Ltd.	122	1,493
Universal Health Realty Income Trust	26	1,487
State Bank Financial Corp.	72	1,465
Meridian Bancorp, Inc.	99	1,463
Nelnet, Inc. — Class A	42	1,459
Hersha Hospitality Trust	85	1,458
PHH Corp.*	109	1,452
RE/MAX Holdings, Inc. — Class A	36	1,449
Central Pacific Financial Corp.	61	1,440
iStar, Inc.*	150	1,439
Cardinal Financial Corp.	65	1,426
Rouse Properties, Inc.	78	1,424
KCG Holdings, Inc. — Class A*	106	1,410

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

InfraREIT, Inc.	80	$1,403
Sandy Spring Bancorp, Inc.	48	1,395
New York Mortgage Trust, Inc. REIT	227	1,385
First Busey Corp.	64	1,369
Tier REIT, Inc.	89	1,364
City Holding Co.	30	1,364
Pacific Premier Bancorp, Inc.*	56	1,344
Urstadt Biddle Properties, Inc. — Class A	54	1,338
United Financial Bancorp, Inc.	103	1,337
Walker & Dunlop, Inc.*	57	1,298
Northfield Bancorp, Inc.	87	1,290
Oritani Financial Corp.	79	1,263
Cedar Realty Trust, Inc.	170	1,263
Customers Bancorp, Inc.*	50	1,257
Universal Insurance Holdings, Inc.	67	1,245
Stock Yards Bancorp, Inc.	44	1,242
Saul Centers, Inc.	20	1,234
Greenlight Capital Re Ltd. — Class A*	61	1,230
FBL Financial Group, Inc. — Class A	20	1,213
TrustCo Bank Corp. NY	188	1,205
Cass Information Systems, Inc.	23	1,189
Capital Bank Financial Corp. — Class A	41	1,181
Washington Trust Bancorp, Inc.	31	1,176
Silver Bay Realty Trust Corp.	69	1,175
Piper Jaffray Cos.*	31	1,169
TriCo Bancshares	42	1,159
Getty Realty Corp.	54	1,158
Encore Capital Group, Inc.*	49	1,153
First Interstate BancSystem, Inc. — Class A	41	1,152
Opus Bank	34	1,149
Investment Technology Group, Inc.	68	1,137
Flushing Financial Corp.	57	1,133
Diamond Hill Investment Group, Inc.	6	1,131
Enterprise Financial Services Corp.	40	1,116
National Bank Holdings Corp. — Class A	54	1,099
First Potomac Realty Trust	119	1,095
OM Asset Management plc	82	1,095
Dime Community Bancshares, Inc.	64	1,089
Community Trust Bancorp, Inc.	31	1,074
Heritage Financial Corp.	61	1,072
MainSource Financial Group, Inc.	48	1,058
Flagstar Bancorp, Inc.*	43	1,050
1st Source Corp.	32	1,036
NorthStar Realty Europe Corp.	111	1,027
Bryn Mawr Bank Corp.	34	993
Altisource Residential Corp.	108	993
Independent Bank Group, Inc.	23	987
James River Group Holdings Ltd.	29	985
National Storage Affiliates Trust	47	979
CatchMark Timber Trust, Inc. — Class A	80	978
HomeStreet, Inc.*	49	976
Seacoast Banking Corporation of Florida*	60	974
First BanCorp*	245	973
Bridge Bancorp, Inc.	34	966
BancFirst Corp.	16	965
Ladder Capital Corp. — Class A	79	964
Easterly Government Properties, Inc.	47	927
German American Bancorp, Inc.	29	927
Anworth Mortgage Asset Corp.	197	926
ConnectOne Bancorp, Inc.	59	926
Virtus Investment Partners, Inc.	13	925
Virtu Financial, Inc. — Class A	51	918
Greenhill & Company, Inc.	57	918
Lakeland Bancorp, Inc.	80	910
CoBiz Financial, Inc.	77	901
Apollo Residential Mortgage, Inc.	66	884
Camden National Corp.	21	882
Armada Hoffler Properties, Inc.	64	879
Meta Financial Group, Inc.	17	866
Ashford Hospitality Trust, Inc.	161	865
Moelis & Co. — Class A	38	855
International. FCStone, Inc.*	31	846
WMIH Corp.*	379	841
AG Mortgage Investment Trust, Inc.	58	838
Forestar Group, Inc.*	70	832
First of Long Island Corp.	29	831
Westwood Holdings Group, Inc.	16	829
Univest Corporation of Pennsylvania	39	820
Whitestone REIT — Class B	54	814
Great Southern Bancorp, Inc.	22	813
Resource Capital Corp.	62	797
Waterstone Financial, Inc.	52	797
Western Asset Mortgage Capital Corp. REIT	84	789
Nationstar Mortgage Holdings, Inc.*	70	788
Mercantile Bank Corp.	33	787
PJT Partners, Inc. — Class A	34	782
National Western Life Group, Inc. — Class A	4	781
Gladstone Commercial Corp.	46	777
Stonegate Bank	24	774
First Financial Corp.	21	769
OceanFirst Financial Corp.	42	763
Marcus & Millichap, Inc.*	30	762
Financial Institutions, Inc.	29	756
Blue Hills Bancorp, Inc.	51	753
Park Sterling Corp.	106	752
Suffolk Bancorp	24	751
CU Bancorp*	33	750
Ashford Hospitality Prime, Inc.	53	749
OFG Bancorp	89	739
Citizens, Inc.*	96	730
Preferred Bank/Los Angeles CA	25	722
CorEnergy Infrastructure Trust, Inc.	25	721
First Bancorp	41	721
Peoples Bancorp, Inc.	33	719
First Community Bancshares, Inc.	32	718
State Auto Financial Corp.	32	701

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

First Defiance Financial Corp.	18	$699
Preferred Apartment Communities, Inc. — Class A	47	692
QCR Holdings, Inc.	25	680
Clifton Bancorp, Inc.	45	678
Ares Commercial Real Estate Corp.	55	676
NexPoint Residential Trust, Inc.	37	673
Independence Realty Trust, Inc.	82	671
Altisource Portfolio Solutions S.A.*	24	668
Arrow Financial Corp.	22	666
State National Companies, Inc.	63	663
Heritage Insurance Holdings, Inc.	55	658
Fidelity Southern Corp.	42	658
Bank Mutual Corp.	84	645
One Liberty Properties, Inc.	27	644
Dynex Capital, Inc.	92	638
HomeTrust Bancshares, Inc.*	34	629
Federal Agricultural Mortgage Corp. — Class C	18	627
Southwest Bancorp, Inc.	37	626
Cowen Group, Inc. — Class A*	210	622
TriState Capital Holdings, Inc.*	45	618
West Bancorporation, Inc.	33	613
Pacific Continental Corp.	39	613
Independent Bank Corp.	42	609
Arlington Asset Investment Corp. — Class A	46	598
Peapack Gladstone Financial Corp.	32	592
RAIT Financial Trust	189	592
United Community Financial Corp.	96	584
Bank of Marin Bancorp	12	580
Fidelity & Guaranty Life	25	580
Horizon Bancorp	23	578
United Insurance Holdings Corp.	35	573
Nicolet Bankshares, Inc.*	15	571
Heritage Commerce Corp.	54	569
OneBeacon Insurance Group Ltd. — Class A	41	566
Franklin Financial Network, Inc.*	18	564
UMH Properties, Inc.	50	563
Houlihan Lokey, Inc.	25	559
NMI Holdings, Inc. — Class A*	102	559
Republic Bancorp, Inc. — Class A	20	553
Peoples Financial Services Corp.	14	548
World Acceptance Corp.*	12	547
First Foundation, Inc.*	25	538
First NBC Bank Holding Co.*	32	537
Live Oak Bancshares, Inc.	38	536
Allegiance Bancshares, Inc.*	21	522
eHealth, Inc.*	37	519
Guaranty Bancorp	31	518
CNB Financial Corp.	29	516
Safeguard Scientifics, Inc.*	41	512
Triumph Bancorp, Inc.*	32	512
Bluerock Residential Growth REIT, Inc.	39	507
Federated National Holding Co.	26	495
HCI Group, Inc.	18	491
Ladenburg Thalmann Financial Services, Inc.*	208	491
National Bankshares, Inc.	14	489
GAIN Capital Holdings, Inc.	77	487
Community Healthcare Trust, Inc.	23	486
MidWestOne Financial Group, Inc.	17	486
Citizens & Northern Corp.	24	485
Ames National Corp.	18	483
First Connecticut Bancorp, Inc.	29	480
On Deck Capital, Inc.*	93	479
EMC Insurance Group, Inc.	17	471
Baldwin & Lyons, Inc. — Class B	19	469
Global Indemnity plc — Class A*	17	468
Atlantic Capital Bancshares, Inc.*	32	463
Sun Bancorp, Inc.*	22	455
City Office REIT, Inc.	35	454
National Interstate Corp.	15	454
Acacia Research Corp.	103	453
First Bancorp, Inc.	21	452
FRP Holdings, Inc.*	13	449
RMR Group, Inc. — Class A	14	434
Bancorp, Inc.*	72	433
Orchid Island Capital, Inc.	42	432
NewStar Financial, Inc.*	51	429
American National Bankshares, Inc.	17	428
Fox Chase Bancorp, Inc.	21	427
Territorial Bancorp, Inc.	16	424
Bar Harbor Bankshares	12	421
Penns Woods Bancorp, Inc.	10	420
Real Industry, Inc.*	54	420
People’s Utah Bancorp	25	415
Farmers Capital Bank Corp.	15	410
Enterprise Bancorp, Inc.	17	408
Enova International, Inc.*	55	405
Farmers National Banc Corp.	46	405
Old Second Bancorp, Inc.	59	403
Sierra Bancorp	24	401
First Business Financial Services, Inc.	17	399
Trupanion, Inc.*	30	398
National Commerce Corp.*	17	396
Heritage Oaks Bancorp	49	389
BSB Bancorp, Inc.*	17	385
Consolidated-Tomoka Land Co.	8	380
Charter Financial Corp.	28	372
BankFinancial Corp.	31	372
Green Bancorp, Inc.*	42	366
Merchants Bancshares, Inc.	12	366
Macatawa Bank Corp.	49	364
Atlas Financial Holdings, Inc.*	21	362
Cascade Bancorp*	65	360
Carolina Financial Corp.	19	355
Ocwen Financial Corp.*	207	354
PennyMac Financial Services, Inc. — Class A*	28	350

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Great Ajax Corp.	25	$347
Bear State Financial, Inc.	36	339
Hallmark Financial Services, Inc.*	29	336
Access National Corp.	17	332
CommunityOne Bancorp*	26	329
C1 Financial, Inc.*	14	327
WashingtonFirst Bankshares, Inc.	15	324
Regional Management Corp.*	22	323
Capital City Bank Group, Inc.	23	320
Owens Realty Mortgage, Inc.	19	316
Northrim BanCorp, Inc.	12	315
C&F Financial Corp.	7	313
Oppenheimer Holdings, Inc. — Class A	20	309
Tiptree Financial, Inc. — Class A	56	307
Codorus Valley Bancorp, Inc.	15	306
Home Bancorp, Inc.	11	302
MutualFirst Financial, Inc.	11	301
Your Community Bankshares, Inc.	8	297
GAMCO Investors, Inc. — Class A	9	295
Avenue Financial Holdings, Inc.*	15	295
Higher One Holdings, Inc.*	57	291
Shore Bancshares, Inc.	24	282
Donegal Group, Inc. — Class A	17	280
SI Financial Group, Inc.	21	278
Marlin Business Services Corp.	17	277
Trinity Place Holdings, Inc.*	36	277
ACNB Corp.	11	276
First Mid-Illinois Bancshares, Inc.	11	275
Republic First Bancorp, Inc.*	63	272
Old Line Bancshares, Inc.	15	270
Premier Financial Bancorp, Inc.	16	270
Independence Holding Co.	15	270
Manning & Napier, Inc. — Class A	28	266
MBT Financial Corp.	33	264
Summit Financial Group, Inc.	15	263
Associated Capital Group, Inc. — Class A	9	258
Lake Sunapee Bank Group	15	257
Calamos Asset Management, Inc. — Class A	35	256
Southern National Bancorp of Virginia, Inc.	21	255
First Northwest Bancorp*	20	255
Union Bankshares, Inc.	7	255
Century Bancorp, Inc. — Class A	6	254
LCNB Corp.	16	253
Orrstown Financial Services, Inc.	14	253
Impac Mortgage Holdings, Inc.*	16	251
Farmland Partners, Inc.	22	249
Hingham Institution for Savings	2	246
Middleburg Financial Corp.	9	245
Southern First Bancshares, Inc.*	10	241
Veritex Holdings, Inc.*	15	240
Southern Missouri Bancorp, Inc.	10	235
Westfield Financial, Inc.	30	231
Pzena Investment Management, Inc. — Class A	30	228
First Financial Northwest, Inc.	17	226
Central Valley Community Bancorp	16	224
Bankwell Financial Group, Inc.	10	221
First Community Financial Partners, Inc.*	25	220
Provident Financial Holdings, Inc.	12	220
ESSA Bancorp, Inc.	16	214
First Internet Bancorp	9	214
Crawford & Co. — Class B	25	212
Stratus Properties, Inc.*	11	206
Blue Capital Reinsurance Holdings Ltd.	11	204
Hennessy Advisors, Inc.	6	201
Equity Bancshares, Inc. — Class A*	9	199
Pacific Mercantile Bancorp*	28	199
Investors Title Co.	2	191
County Bancorp, Inc.	9	186
FBR & Co.	12	179
Silvercrest Asset Management Group, Inc. — Class A	13	159
Midland States Bancorp, Inc.*	7	152
Chemung Financial Corp.	5	147
Hampton Roads Bankshares, Inc.*	72	129
Provident Bancorp, Inc.*	8	123
Walter Investment Management Corp.*	38	105
BBX Capital Corp. — Class A*	6	92
Greene County Bancorp, Inc.	5	81
Medley Management, Inc. — Class A	11	65
California First National Bancorp	4	59
Fifth Street Asset Management, Inc.	10	40
Griffin Land & Nurseries, Inc.	1	31
United Development Funding IV†††	74	—
Total Financial		868,654

Consumer, Non-cyclical - 5.1%
HealthSouth Corp.	183	7,105
PAREXEL International Corp.*	108	6,791
Deluxe Corp.	101	6,703
B&G Foods, Inc.	128	6,169
Prestige Brands Holdings, Inc.*	110	6,093
NuVasive, Inc.*	102	6,092
Healthcare Services Group, Inc.	145	6,000
Bright Horizons Family Solutions, Inc.*	90	5,968
Helen of Troy Ltd.*	58	5,965
Team Health Holdings, Inc.*	140	5,693
Snyder’s-Lance, Inc.	166	5,625
Cantel Medical Corp.	74	5,087
Darling Ingredients, Inc.*	338	5,036
Lancaster Colony Corp.	39	4,977
Horizon Pharma plc*	302	4,973
Integra LifeSciences Holdings Corp.*	62	4,946
Owens & Minor, Inc.	129	4,822
Cimpress N.V.*	52	4,809
United Natural Foods, Inc.*	102	4,773
Catalent, Inc.*	205	4,712
Medicines Co.*	139	4,674

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Ligand Pharmaceuticals, Inc. — Class B*	39	$4,651
Cepheid*	150	4,612
Chemed Corp.	33	4,497
Molina Healthcare, Inc.*	89	4,441
Masimo Corp.*	84	4,411
Impax Laboratories, Inc.*	151	4,352
Myriad Genetics, Inc.*	139	4,252
Neogen Corp.*	75	4,218
TESARO, Inc.*	50	4,202
ABM Industries, Inc.	115	4,195
Monro Muffler Brake, Inc.	65	4,131
Vector Group Ltd.	182	4,080
CEB, Inc.	66	4,071
Kite Pharma, Inc.*	81	4,050
Novavax, Inc.*	556	4,042
AMN Healthcare Services, Inc.*	98	3,917
On Assignment, Inc.*	105	3,880
Nektar Therapeutics*	267	3,799
Grand Canyon Education, Inc.*	93	3,713
Cardtronics, Inc.*	93	3,702
Wright Medical Group N.V.*	213	3,700
J&J Snack Foods Corp.	31	3,697
Matthews International Corp. — Class A	66	3,673
Exelixis, Inc.*	468	3,655
Fresh Del Monte Produce, Inc.	67	3,647
Ultragenyx Pharmaceutical, Inc.*	74	3,619
Insulet Corp.*	119	3,599
Sanderson Farms, Inc.	41	3,552
Nevro Corp.*	48	3,540
FTI Consulting, Inc.*	86	3,498
Ironwood Pharmaceuticals, Inc. — Class A*	267	3,491
Globus Medical, Inc. — Class A*	144	3,432
Dean Foods Co.	189	3,419
Cambrex Corp.*	66	3,414
WD-40 Co.	29	3,406
ICU Medical, Inc.*	30	3,382
Magellan Health, Inc.*	51	3,354
Diplomat Pharmacy, Inc.*	94	3,290
Ophthotech Corp.*	63	3,215
Halyard Health, Inc.*	96	3,122
Avon Products, Inc.	823	3,111
Tumi Holdings, Inc.*	116	3,102
Boston Beer Company, Inc. — Class A*	18	3,078
Travelport Worldwide Ltd.	238	3,067
HMS Holdings Corp.*	174	3,064
Incorporated Research Holdings, Inc. — Class A*	80	3,050
Haemonetics Corp.*	105	3,044
Bluebird Bio, Inc.*	69	2,987
Advisory Board Co.*	84	2,973
Sotheby’s	108	2,959
Amedisys, Inc.*	58	2,928
ExamWorks Group, Inc.*	83	2,893
NxStage Medical, Inc.*	131	2,840
Cal-Maine Foods, Inc.	64	2,836
Penumbra, Inc.*	47	2,797
Intra-Cellular Therapies, Inc.*	71	2,756
LifeLock, Inc.*	174	2,751
CONMED Corp.	57	2,721
Huron Consulting Group, Inc.*	45	2,719
ARIAD Pharmaceuticals, Inc.*	365	2,697
HealthEquity, Inc.*	88	2,674
Aaron’s, Inc.	122	2,671
Universal Corp.	46	2,656
Brink’s Co.	93	2,650
TherapeuticsMD, Inc.*	309	2,627
Surgical Care Affiliates, Inc.*	55	2,622
Air Methods Corp.*	73	2,616
SUPERVALU, Inc.*	548	2,587
Natus Medical, Inc.*	67	2,533
Pacira Pharmaceuticals, Inc.*	75	2,530
Prothena Corporation plc*	72	2,517
Community Health Systems, Inc.*	206	2,482
Depomed, Inc.*	126	2,472
Insperity, Inc.	32	2,471
Korn/Ferry International	118	2,443
Exact Sciences Corp.*	199	2,438
Select Medical Holdings Corp.*	220	2,391
Radius Health, Inc.*	65	2,389
Cynosure, Inc. — Class A*	49	2,384
Portola Pharmaceuticals, Inc.*	101	2,384
Alder Biopharmaceuticals, Inc.*	94	2,347
SpartanNash Co.	76	2,324
DeVry Education Group, Inc.	129	2,301
Five Prime Therapeutics, Inc.*	55	2,274
Acorda Therapeutics, Inc.*	89	2,270
ACCO Brands Corp.*	219	2,262
Calavo Growers, Inc.	32	2,144
Abaxis, Inc.	45	2,125
LDR Holding Corp.*	57	2,106
PRA Health Sciences, Inc.*	50	2,088
Endologix, Inc.*	167	2,081
HeartWare International, Inc.*	36	2,079
Analogic Corp.	26	2,065
Ensign Group, Inc.	98	2,059
EVERTEC, Inc.	131	2,035
Green Dot Corp. — Class A*	88	2,023
Zeltiq Aesthetics, Inc.*	73	1,995
Performance Food Group Co.*	74	1,991
Kindred Healthcare, Inc.	174	1,964
Supernus Pharmaceuticals, Inc.*	96	1,956
Andersons, Inc.	55	1,955
Greatbatch, Inc.*	63	1,949
Halozyme Therapeutics, Inc.*	225	1,942
Repligen Corp.*	70	1,915
Acceleron Pharma, Inc.*	56	1,903

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Paylocity Holding Corp.*	44	$1,901
Emergent BioSolutions, Inc.*	67	1,884
Achillion Pharmaceuticals, Inc.*	241	1,880
Celator Pharmaceuticals, Inc.*	61	1,840
TriNet Group, Inc.*	87	1,809
MacroGenics, Inc.*	66	1,781
FibroGen, Inc.*	108	1,772
Merit Medical Systems, Inc.*	89	1,765
Innoviva, Inc.	167	1,759
Spark Therapeutics, Inc.*	34	1,738
AMAG Pharmaceuticals, Inc.*	72	1,722
Inogen, Inc.*	34	1,704
Theravance Biopharma, Inc.*	75	1,702
MiMedx Group, Inc.*	211	1,684
Sarepta Therapeutics, Inc.*	88	1,678
Meridian Bioscience, Inc.	86	1,677
Luminex Corp.*	82	1,659
Spectranetics Corp.*	88	1,646
TrueBlue, Inc.*	87	1,646
Apollo Education Group, Inc. — Class A*	176	1,605
Sage Therapeutics, Inc.*	53	1,597
Navigant Consulting, Inc.*	98	1,583
Anika Therapeutics, Inc.*	29	1,556
Orthofix International N.V.*	36	1,526
NutriSystem, Inc.	60	1,522
ICF International, Inc.*	37	1,513
National Beverage Corp.*	24	1,508
US Physical Therapy, Inc.	25	1,505
PharMerica Corp.*	61	1,504
Central Garden & Pet Co. — Class A*	69	1,498
Team, Inc.*	60	1,490
National Healthcare Corp.	23	1,489
Coca-Cola Bottling Company Consolidated	10	1,475
McGrath RentCorp	48	1,468
Vascular Solutions, Inc.*	35	1,458
Momenta Pharmaceuticals, Inc.*	134	1,447
Amicus Therapeutics, Inc.*	262	1,431
Relypsa, Inc.*	77	1,425
Cempra, Inc.*	85	1,402
Quad/Graphics, Inc.	60	1,397
Synergy Pharmaceuticals, Inc.*	365	1,387
ZIOPHARM Oncology, Inc.*	250	1,373
Puma Biotechnology, Inc.*	46	1,370
Lannett Company, Inc.*	57	1,356
Merrimack Pharmaceuticals, Inc.*	251	1,353
Tootsie Roll Industries, Inc.	35	1,349
SciClone Pharmaceuticals, Inc.*	103	1,345
LHC Group, Inc.*	31	1,342
Retrophin, Inc.*	75	1,336
Rent-A-Center, Inc.	107	1,314
Cerus Corp.*	209	1,304
Viad Corp.	41	1,271
Inovio Pharmaceuticals, Inc.*	137	1,266
Insmed, Inc.*	128	1,262
Xencor, Inc.*	66	1,253
Lexicon Pharmaceuticals, Inc.*	87	1,248
Adeptus Health, Inc. — Class A*	24	1,240
Dermira, Inc.*	42	1,228
USANA Health Sciences, Inc.*	11	1,226
Cardiovascular Systems, Inc.*	66	1,213
Providence Service Corp.*	27	1,212
Capella Education Co.	23	1,211
Amphastar Pharmaceuticals, Inc.*	73	1,177
Heron Therapeutics, Inc.*	65	1,173
Triple-S Management Corp. — Class B*	48	1,173
Dynavax Technologies Corp.*	80	1,166
LendingTree, Inc.*	13	1,148
Kelly Services, Inc. — Class A	60	1,138
Novocure Ltd.*	96	1,120
Pacific Biosciences of California, Inc.*	157	1,105
Ingles Markets, Inc. — Class A	29	1,082
Strayer Education, Inc.*	22	1,081
Keryx Biopharmaceuticals, Inc.*	163	1,079
Resources Connection, Inc.	73	1,079
PDL BioPharma, Inc.	340	1,068
CBIZ, Inc.*	102	1,062
Array BioPharma, Inc.*	298	1,061
Atara Biotherapeutics, Inc.*	47	1,058
Coherus Biosciences, Inc.*	61	1,030
Inter Parfums, Inc.	36	1,029
Capital Senior Living Corp.*	58	1,025
Seres Therapeutics, Inc.*	35	1,017
Ennis, Inc.	53	1,017
Weis Markets, Inc.	20	1,011
MGP Ingredients, Inc.	26	994
Genomic Health, Inc.*	38	984
Quidel Corp.*	55	982
Glaukos Corp.*	33	962
Raptor Pharmaceutical Corp.*	176	945
RPX Corp.*	102	935
Cross Country Healthcare, Inc.*	66	919
AtriCure, Inc.*	65	918
BioTelemetry, Inc.*	56	913
Spectrum Pharmaceuticals, Inc.*	138	907
Universal American Corp.	119	902
Omega Protein Corp.*	45	900
American Public Education, Inc.*	32	899
ANI Pharmaceuticals, Inc.*	16	893
Clovis Oncology, Inc.*	65	892
Aerie Pharmaceuticals, Inc.*	50	880
NeoGenomics, Inc.*	109	876
K12, Inc.*	70	874
Celldex Therapeutics, Inc.*	197	865
CorVel Corp.*	20	864
Kforce, Inc.	51	861
Atrion Corp.	2	856

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Amplify Snack Brands, Inc.*	58	$856
Accuray, Inc.*	164	851
Epizyme, Inc.*	83	850
Corcept Therapeutics, Inc.*	154	841
Vanda Pharmaceuticals, Inc.*	75	839
Geron Corp.*	311	833
Sangamo BioSciences, Inc.*	143	828
XenoPort, Inc.*	117	824
Landauer, Inc.	20	823
Career Education Corp.*	138	821
SP Plus Corp.*	36	813
AngioDynamics, Inc.*	56	805
Omeros Corp.*	76	800
K2M Group Holdings, Inc.*	51	792
Blueprint Medicines Corp.*	39	790
Invacare Corp.	65	788
Sagent Pharmaceuticals, Inc.*	52	779
Otonomy, Inc.*	49	778
Revlon, Inc. — Class A*	24	772
MannKind Corp.*	665	771
Aduro Biotech, Inc.*	68	769
CryoLife, Inc.	65	768
John B Sanfilippo & Son, Inc.	18	767
Healthways, Inc.*	66	762
Lion Biotechnologies, Inc.*	94	761
Rockwell Medical, Inc.*	99	749
Forrester Research, Inc.	20	737
Medifast, Inc.	22	732
Phibro Animal Health Corp. — Class A	39	728
Albany Molecular Research, Inc.*	54	726
GenMark Diagnostics, Inc.*	83	722
Smart & Final Stores, Inc.*	48	715
XBiotech, Inc.*	34	711
Carriage Services, Inc. — Class A	30	710
Enanta Pharmaceuticals, Inc.*	32	706
Eagle Pharmaceuticals, Inc.*	18	698
Tejon Ranch Co.*	29	686
Almost Family, Inc.*	16	682
Surgery Partners, Inc.*	38	680
Accelerate Diagnostics, Inc.*	47	676
Elizabeth Arden, Inc.*	49	674
Teladoc, Inc.*	42	673
Arrowhead Pharmaceuticals, Inc.*	125	665
Cytokinetics, Inc.*	70	664
Weight Watchers International, Inc.*	57	663
OraSure Technologies, Inc.*	112	662
Intersect ENT, Inc.*	51	659
Organovo Holdings, Inc.*	177	658
Heidrick & Struggles International, Inc.	38	641
Chefs’ Warehouse, Inc.*	40	640
Hackett Group, Inc.	46	638
SurModics, Inc.*	27	634
Axovant Sciences Ltd.*	49	629
Natera, Inc.*	52	627
Vectrus, Inc.*	22	627
Civitas Solutions, Inc.*	30	625
Insys Therapeutics, Inc.*	48	621
Barrett Business Services, Inc.	15	620
Agenus, Inc.*	151	612
Versartis, Inc.*	55	608
Teligent, Inc.*	85	607
Progenics Pharmaceuticals, Inc.*	143	603
Loxo Oncology, Inc.*	26	603
Quorum Health Corp.*	55	589
Trevena, Inc.*	90	567
Exactech, Inc.*	21	562
Vitae Pharmaceuticals, Inc.*	52	561
Revance Therapeutics, Inc.*	41	558
Flexion Therapeutics, Inc.*	37	554
Akebia Therapeutics, Inc.*	74	554
Aimmune Therapeutics, Inc.*	51	552
Advaxis, Inc.*	68	550
Farmer Brothers Co.*	17	545
Electro Rent Corp.	35	539
ImmunoGen, Inc.*	174	536
Great Lakes Dredge & Dock Corp.*	122	532
Bellicum Pharmaceuticals, Inc.*	41	531
Sucampo Pharmaceuticals, Inc. — Class A*	48	527
Adamas Pharmaceuticals, Inc.*	34	515
Alarm.com Holdings, Inc.*	20	513
ServiceSource International, Inc.*	126	508
Cotiviti Holdings, Inc.*	24	507
NewLink Genetics Corp.*	45	507
Foundation Medicine, Inc.*	27	504
ConforMIS, Inc.*	70	491
PTC Therapeutics, Inc.*	69	484
Heska Corp.*	13	483
CSS Industries, Inc.	18	483
Global Blood Therapeutics, Inc.*	29	481
Primo Water Corp.*	40	472
Seneca Foods Corp. — Class A*	13	471
La Jolla Pharmaceutical Co.*	29	464
American Renal Associates Holdings, Inc.*	16	464
TG Therapeutics, Inc.*	76	461
AAC Holdings, Inc.*	20	456
CRA International, Inc.*	18	454
STAAR Surgical Co.*	82	452
OncoMed Pharmaceuticals, Inc.*	36	443
Enzo Biochem, Inc.*	74	442
Utah Medical Products, Inc.	7	441
Aratana Therapeutics, Inc.*	69	436
Central Garden & Pet Co.*	19	434
Village Super Market, Inc. — Class A	15	433
Monster Worldwide, Inc.*	180	430
BioCryst Pharmaceuticals, Inc.*	151	429
Rigel Pharmaceuticals, Inc.*	192	428

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

TerraVia Holdings, Inc.*	162	$424
RTI Surgical, Inc.*	118	424
Limoneira Co.	24	423
Natural Health Trends Corp.	15	423
MoneyGram International, Inc.*	61	418
Immunomedics, Inc.*	180	418
Paratek Pharmaceuticals, Inc.*	30	417
MediciNova, Inc.*	55	415
Oxford Immunotec Global plc*	46	414
RadNet, Inc.*	77	411
Zogenix, Inc.*	51	411
Ardelyx, Inc.*	47	410
CytomX Therapeutics, Inc.*	40	409
BioSpecifics Technologies Corp.*	10	399
Nutraceutical International Corp.*	17	394
NanoString Technologies, Inc.*	31	391
Care.com, Inc.*	33	385
LeMaitre Vascular, Inc.	27	385
InVivo Therapeutics Holdings Corp.*	66	381
Avexis, Inc.*	10	380
Anavex Life Sciences Corp.*	61	373
Concert Pharmaceuticals, Inc.*	33	371
Curis, Inc.*	230	359
BioScrip, Inc.*	140	357
Applied Genetic Technologies Corp.*	25	353
Chimerix, Inc.*	88	346
BioTime, Inc.*	132	345
Editas Medicine, Inc.*	14	342
Lifevantage Corp.*	25	340
OvaScience, Inc.*	65	339
Aclaris Therapeutics, Inc.*	18	332
ARC Document Solutions, Inc.*	85	331
Ignyta, Inc.*	61	331
Sorrento Therapeutics, Inc.*	59	330
Karyopharm Therapeutics, Inc.*	49	329
Invitae Corp.*	44	325
Edge Therapeutics, Inc.*	32	324
Ascent Capital Group, Inc. — Class A*	21	323
Tetraphase Pharmaceuticals, Inc.*	75	323
Franklin Covey Co.*	21	322
Collegium Pharmaceutical, Inc.*	27	320
Pfenex, Inc.*	38	318
Durect Corp.*	260	317
REGENXBIO, Inc.*	39	312
Bio-Path Holdings, Inc.*	156	310
Athersys, Inc.*	143	310
AxoGen, Inc.*	45	310
CytRx Corp.*	138	308
Minerva Neurosciences, Inc.*	30	306
Inventure Foods, Inc.*	39	305
Vital Therapies, Inc.*	49	304
Craft Brew Alliance, Inc.*	26	300
Collectors Universe, Inc.	15	296
WaVe Life Sciences Ltd.*	14	290
Cellular Biomedicine Group, Inc.*	24	288
Esperion Therapeutics, Inc.*	29	287
Tandem Diabetes Care, Inc.*	38	287
PFSweb, Inc.*	30	285
PharmAthene, Inc.*	116	283
Zafgen, Inc.*	47	282
Idera Pharmaceuticals, Inc.*	183	280
Intellia Therapeutics, Inc.*	13	278
Medgenics, Inc.*	50	278
Entellus Medical, Inc.*	15	274
MyoKardia, Inc.*	22	273
Cutera, Inc.*	24	269
Bridgepoint Education, Inc.*	37	268
Trovagene, Inc.*	58	263
Addus HomeCare Corp.*	15	261
Synthetic Biologics, Inc.*	142	256
Neos Therapeutics, Inc.*	27	251
Endocyte, Inc.*	78	250
Anthera Pharmaceuticals, Inc.*	81	250
Natural Grocers by Vitamin Cottage, Inc.*	19	248
Nobilis Health Corp.*	111	248
Inotek Pharmaceuticals Corp.*	33	246
Voyager Therapeutics, Inc.*	22	242
Avinger, Inc.*	20	239
Symmetry Surgical, Inc.*	18	236
National Research Corp. — Class A	17	233
Alliance One International, Inc.*	15	231
Stemline Therapeutics, Inc.*	34	230
T2 Biosystems, Inc.*	29	229
Regulus Therapeutics, Inc.*	78	225
ChromaDex Corp.*	54	224
Iridex Corp.*	15	222
Neff Corp. — Class A*	20	219
Information Services Group, Inc.*	58	218
Tobira Therapeutics, Inc.*	17	214
Alico, Inc.	7	212
CPI Card Group, Inc.	42	210
Egalet Corp.*	42	208
Cara Therapeutics, Inc.*	43	207
Cidara Therapeutics, Inc.*	20	206
Agile Therapeutics, Inc.*	27	205
NantKwest, Inc.*	33	205
Osiris Therapeutics, Inc.	40	204
Senseonics Holdings, Inc.*	51	200
ChemoCentryx, Inc.*	44	198
Reata Pharmaceuticals, Inc. — Class A*	10	198
Titan Pharmaceuticals, Inc.*	35	191
Immune Design Corp.*	23	188
Liberty Tax, Inc.	14	186
Ocular Therapeutix, Inc.*	37	183
Patriot National, Inc.*	22	180
AcelRx Pharmaceuticals, Inc.*	66	178

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Galena Biopharma, Inc.*	378	$176
iRadimed Corp.*	8	174
B. Riley Financial, Inc.	18	172
Fortress Biotech, Inc.*	64	172
TransEnterix, Inc.*	141	172
Nature’s Sunshine Products, Inc.	18	172
Synutra International, Inc.*	43	164
Axsome Therapeutics, Inc.*	21	158
Adverum Biotechnologies, Inc.*	47	149
Veracyte, Inc.*	29	146
Dimension Therapeutics, Inc.*	24	144
Mirati Therapeutics, Inc.*	26	142
Eiger BioPharmaceuticals, Inc.*	7	139
GlycoMimetics, Inc.*	19	138
Genesis Healthcare, Inc.*	77	136
Infinity Pharmaceuticals, Inc.*	101	134
Proteostasis Therapeutics, Inc.*	11	133
Cambium Learning Group, Inc.*	28	126
Argos Therapeutics, Inc.*	20	123
Turning Point Brands, Inc.*	11	113
Tokai Pharmaceuticals, Inc.*	20	110
Asterias Biotherapeutics, Inc.*	45	108
Ampio Pharmaceuticals, Inc.*	82	106
Second Sight Medical Products, Inc.*	29	104
Lipocine, Inc.*	32	97
Lifeway Foods, Inc.*	10	97
vTv Therapeutics, Inc. — Class A*	16	93
Arena Pharmaceuticals, Inc.*	52	89
Corvus Pharmaceuticals, Inc.*	6	86
Syndax Pharmaceuticals, Inc.*	8	79
USMD Holdings, Inc.*	4	75
ViewRay, Inc.*	12	49
Total Consumer, Non-cyclical		670,292

Industrial - 3.3%
Curtiss-Wright Corp.	91	7,667
Teledyne Technologies, Inc.*	71	7,033
Woodward, Inc.	109	6,283
EMCOR Group, Inc.	125	6,157
CLARCOR, Inc.	98	5,961
Universal Display Corp.*	85	5,762
Dycom Industries, Inc.*	63	5,654
Littelfuse, Inc.	46	5,436
EnerSys	90	5,352
XPO Logistics, Inc.*	200	5,252
Belden, Inc.	86	5,192
Tech Data Corp.*	72	5,173
Louisiana-Pacific Corp.*	297	5,153
Generac Holdings, Inc.*	135	4,720
Coherent, Inc.*	50	4,588
Masonite International Corp.*	63	4,168
Drew Industries, Inc.	49	4,157
Sanmina Corp.*	151	4,049
Joy Global, Inc.	185	3,912
Universal Forest Products, Inc.	41	3,800
Esterline Technologies Corp.*	61	3,784
Mueller Industries, Inc.	117	3,730
Granite Construction, Inc.	81	3,690
John Bean Technologies Corp.	60	3,673
Knight Transportation, Inc.	138	3,668
Mueller Water Products, Inc. — Class A	321	3,666
Hillenbrand, Inc.	122	3,665
Tetra Tech, Inc.	119	3,659
IMAX Corp.*	121	3,567
Moog, Inc. — Class A*	66	3,559
Vishay Intertechnology, Inc.	281	3,482
Barnes Group, Inc.	104	3,444
Simpson Manufacturing Company, Inc.	86	3,437
RBC Bearings, Inc.*	47	3,408
GATX Corp.	77	3,385
Applied Industrial Technologies, Inc.	75	3,385
KLX, Inc.*	109	3,379
MSA Safety, Inc.	64	3,362
Rexnord Corp.*	171	3,357
Watts Water Technologies, Inc. — Class A	57	3,321
Triumph Group, Inc.	93	3,302
Kennametal, Inc.	148	3,272
AZZ, Inc.	53	3,179
Franklin Electric Company, Inc.	95	3,140
Exponent, Inc.	53	3,096
Advanced Energy Industries, Inc.*	81	3,075
Smith & Wesson Holding Corp.*	113	3,072
MasTec, Inc.*	136	3,036
Plexus Corp.*	69	2,981
Itron, Inc.*	69	2,973
Proto Labs, Inc.*	51	2,936
Matson, Inc.	89	2,874
Brady Corp. — Class A	94	2,873
Trex Company, Inc.*	61	2,740
Actuant Corp. — Class A	121	2,736
Apogee Enterprises, Inc.	59	2,735
Forward Air Corp.	61	2,716
Headwaters, Inc.*	150	2,692
TASER International, Inc.*	108	2,687
Fabrinet*	72	2,673
Hub Group, Inc. — Class A*	69	2,648
Summit Materials, Inc. — Class A*	126	2,578
Golar LNG Ltd.	166	2,572
TopBuild Corp.*	71	2,570
Methode Electronics, Inc.	75	2,567
Knowles Corp.*	182	2,490
Nordic American Tankers Ltd.	179	2,486
Comfort Systems USA, Inc.	76	2,475
Sturm Ruger & Company, Inc.	38	2,432
Trinseo S.A.	56	2,404
Swift Transportation Co. — Class A*	154	2,373
Albany International Corp. — Class A	59	2,356

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Kaman Corp.	55	$2,339
KapStone Paper and Packaging Corp.	178	2,316
II-VI, Inc.*	123	2,307
AAON, Inc.	83	2,283
Rogers Corp.*	37	2,261
Aerojet Rocketdyne Holdings, Inc.*	123	2,248
Astec Industries, Inc.	40	2,246
Benchmark Electronics, Inc.*	102	2,157
Standex International Corp.	26	2,148
Badger Meter, Inc.	29	2,118
Werner Enterprises, Inc.	92	2,113
Atlas Air Worldwide Holdings, Inc.*	51	2,112
OSI Systems, Inc.*	36	2,093
Cubic Corp.	52	2,088
ESCO Technologies, Inc.	52	2,077
US Ecology, Inc.	45	2,068
Gibraltar Industries, Inc.*	65	2,052
GoPro, Inc. — Class A*	189	2,043
Greif, Inc. — Class A	53	1,975
Advanced Drainage Systems, Inc.	72	1,971
EnPro Industries, Inc.	44	1,953
Tennant Co.	36	1,939
CIRCOR International, Inc.	34	1,938
Builders FirstSource, Inc.*	168	1,890
Briggs & Stratton Corp.	88	1,864
Tutor Perini Corp.*	78	1,837
Boise Cascade Co.*	80	1,836
Ship Finance International Ltd.	123	1,813
Patrick Industries, Inc.*	30	1,809
Rofin-Sinar Technologies, Inc.*	56	1,789
Multi-Color Corp.	28	1,775
US Concrete, Inc.*	29	1,766
SPX FLOW, Inc.*	66	1,721
TriMas Corp.*	93	1,674
Heartland Express, Inc.	95	1,652
Greenbrier Companies, Inc.	56	1,631
Continental Building Products, Inc.*	72	1,601
Federal Signal Corp.	124	1,597
AAR Corp.	68	1,587
Primoris Services Corp.	83	1,571
Encore Wire Corp.	42	1,566
Caesarstone Ltd.*	45	1,564
Chart Industries, Inc.*	63	1,520
Lindsay Corp.	22	1,493
Sun Hydraulics Corp.	48	1,425
Raven Industries, Inc.	75	1,421
Scorpio Tankers, Inc.	337	1,415
Aegion Corp. — Class A*	72	1,405
Altra Industrial Motion Corp.	52	1,403
Air Transport Services Group, Inc.*	107	1,387
Astronics Corp.*	40	1,330
Echo Global Logistics, Inc.*	59	1,323
Quanex Building Products Corp.	71	1,320
Lydall, Inc.*	34	1,311
Saia, Inc.*	52	1,307
AVX Corp.	96	1,304
Manitowoc Company, Inc.	238	1,297
General Cable Corp.	100	1,271
Babcock & Wilcox Enterprises, Inc.*	86	1,263
Alamo Group, Inc.	19	1,253
Global Brass & Copper Holdings, Inc.	44	1,201
Nortek, Inc.*	20	1,186
Argan, Inc.	28	1,168
Aerovironment, Inc.*	42	1,168
CTS Corp.	65	1,165
SPX Corp.*	78	1,158
FARO Technologies, Inc.*	34	1,150
Kadant, Inc.	22	1,133
Hyster-Yale Materials Handling, Inc.	19	1,130
TTM Technologies, Inc.*	148	1,114
Harsco Corp.	166	1,102
GasLog Ltd.	84	1,090
Griffon Corp.	62	1,045
Frontline Ltd.	132	1,039
Insteel Industries, Inc.	36	1,029
PGT, Inc.*	98	1,009
Gorman-Rupp Co.	36	987
Novanta, Inc.*	65	985
DHT Holdings, Inc.	189	951
National Presto Industries, Inc.	10	944
Marten Transport Ltd.	47	931
TAL International Group, Inc.	68	912
NCI Building Systems, Inc.*	56	895
Chase Corp.	15	886
MYR Group, Inc.*	35	843
Tredegar Corp.	52	838
Mistras Group, Inc.*	35	835
Haynes International, Inc.	26	834
ArcBest Corp.	51	829
Stoneridge, Inc.*	55	822
TimkenSteel Corp.	81	779
NN, Inc.	54	755
Overseas Shipholding Group, Inc. — Class A	68	747
Armstrong Flooring, Inc.*	44	746
Mesa Laboratories, Inc.	6	738
Kimball Electronics, Inc.*	58	722
Teekay Tankers Ltd. — Class A	240	715
Powell Industries, Inc.	18	708
Ply Gem Holdings, Inc.*	45	656
Myers Industries, Inc.	45	648
AEP Industries, Inc.	8	644
American Railcar Industries, Inc.	16	632
Casella Waste Systems, Inc. — Class A*	80	628
VSE Corp.	9	601
YRC Worldwide, Inc.*	67	590
NVE Corp.	10	587

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Teekay Corp.	82	$585
Park Electrochemical Corp.	40	581
Multi Packaging Solutions International Ltd.*	43	574
Columbus McKinnon Corp.	40	566
GP Strategies Corp.*	26	564
American Science & Engineering, Inc.	15	561
Energy Recovery, Inc.*	63	560
Hornbeck Offshore Services, Inc.*	67	559
Greif, Inc. — Class B	10	548
LSI Industries, Inc.	49	542
Fluidigm Corp.*	59	533
CECO Environmental Corp.	60	524
Textainer Group Holdings Ltd.	47	524
LSB Industries, Inc.*	43	519
Olympic Steel, Inc.	19	519
Park-Ohio Holdings Corp.	18	509
Gener8 Maritime, Inc.*	77	493
Roadrunner Transportation Systems, Inc.*	63	470
Celadon Group, Inc.	56	458
Imprivata, Inc.*	32	448
Multi-Fineline Electronix, Inc.*	19	441
Milacron Holdings Corp.*	30	435
Covenant Transportation Group, Inc. — Class A*	24	434
Tidewater, Inc.	98	432
NV5 Global, Inc.*	15	427
Ducommun, Inc.*	21	415
Sparton Corp.*	19	414
DXP Enterprises, Inc.*	27	403
Kratos Defense & Security Solutions, Inc.*	95	390
Applied Optoelectronics, Inc.*	34	379
Costamare, Inc.	49	376
Graham Corp.	20	368
Hurco Companies, Inc.	13	362
Dorian LPG Ltd.*	50	353
FreightCar America, Inc.	25	351
Energous Corp.*	27	350
Vicor Corp.*	34	342
Bel Fuse, Inc. — Class B	19	338
Vishay Precision Group, Inc.*	25	336
Control4 Corp.*	41	335
Heritage-Crystal Clean, Inc.*	26	317
USA Truck, Inc.*	18	315
Ardmore Shipping Corp.	45	305
Allied Motion Technologies, Inc.	13	302
ZAGG, Inc.*	57	299
Electro Scientific Industries, Inc.*	51	298
Orion Group Holdings, Inc.*	55	292
Dynamic Materials Corp.	26	280
Layne Christensen Co.*	34	275
Hill International, Inc.*	67	273
UFP Technologies, Inc.*	12	270
Navios Maritime Acquisition Corp.	166	261
Lawson Products, Inc.*	13	258
TRC Companies, Inc.*	38	240
CAI International, Inc.*	32	240
Aqua Metals, Inc.*	20	235
Radiant Logistics, Inc.*	78	234
Omega Flex, Inc.	6	228
Scorpio Bulkers, Inc.*	79	220
Universal Logistics Holdings, Inc.	17	219
Hardinge, Inc.	21	211
Ampco-Pittsburgh Corp.	17	192
Power Solutions International, Inc.*	10	179
Willis Lease Finance Corp.*	8	178
American Superconductor Corp.*	21	177
IES Holdings, Inc.*	14	174
Handy & Harman Ltd.*	6	157
Gencor Industries, Inc.*	10	155
PAM Transportation Services, Inc.*	5	79
NL Industries, Inc.*	17	44
Total Industrial		437,165

Consumer, Cyclical - 3.1%
Cracker Barrel Old Country Store, Inc.	40	6,858
DreamWorks Animation SKG, Inc. — Class A*	160	6,540
Texas Roadhouse, Inc. — Class A	137	6,246
Jack in the Box, Inc.	67	5,756
Beacon Roofing Supply, Inc.*	123	5,592
American Eagle Outfitters, Inc.	343	5,465
Buffalo Wild Wings, Inc.*	39	5,418
Tenneco, Inc.*	116	5,406
Big Lots, Inc.	103	5,161
Five Below, Inc.*	110	5,104
Cheesecake Factory, Inc.	94	4,525
Core-Mark Holding Company, Inc.	94	4,405
Steven Madden Ltd.*	127	4,340
HNI Corp.	93	4,324
Bloomin’ Brands, Inc.	235	4,199
Hawaiian Holdings, Inc.*	109	4,137
Allegiant Travel Co. — Class A	27	4,091
G-III Apparel Group Ltd.*	89	4,070
Wolverine World Wide, Inc.	200	4,064
Deckers Outdoor Corp.*	67	3,854
PriceSmart, Inc.	41	3,836
Papa John’s International, Inc.	56	3,808
Interval Leisure Group, Inc.	232	3,688
Herman Miller, Inc.	123	3,676
TRI Pointe Group, Inc.*	307	3,628
UniFirst Corp.	31	3,588
Dave & Buster’s Entertainment, Inc.*	76	3,556
Churchill Downs, Inc.	28	3,537
Lithia Motors, Inc. — Class A	49	3,483
Office Depot, Inc.*	1,034	3,422
Cooper Tire & Rubber Co.	114	3,399
Liberty TripAdvisor Holdings, Inc. — Class A*	150	3,282
Dana Holding Corp.	307	3,242
Columbia Sportswear Co.	56	3,222

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Anixter International, Inc.*	60	$3,197
Mobile Mini, Inc.	91	3,152
Marriott Vacations Worldwide Corp.	46	3,151
Dorman Products, Inc.*	55	3,146
HSN, Inc.	64	3,132
Boyd Gaming Corp.*	170	3,128
Children’s Place, Inc.	39	3,128
GNC Holdings, Inc. — Class A	128	3,109
G&K Services, Inc. — Class A	40	3,063
DineEquity, Inc.	36	3,052
Meritage Homes Corp.*	79	2,965
First Cash Financial Services, Inc.	57	2,926
Chico’s FAS, Inc.	269	2,881
La-Z-Boy, Inc.	101	2,811
SkyWest, Inc.	104	2,752
Genesco, Inc.*	42	2,701
DSW, Inc. — Class A	126	2,669
Sonic Corp.	97	2,624
KB Home	172	2,616
Gentherm, Inc.*	75	2,569
Krispy Kreme Doughnuts, Inc.*	120	2,515
Abercrombie & Fitch Co. — Class A	140	2,493
Ascena Retail Group, Inc.*	356	2,488
Popeyes Louisiana Kitchen, Inc.*	45	2,459
Cooper-Standard Holding, Inc.*	31	2,449
Knoll, Inc.	99	2,404
Steelcase, Inc. — Class A	177	2,402
Essendant, Inc.	77	2,353
Diamond Resorts International, Inc.*	77	2,307
Restoration Hardware Holdings, Inc.*	80	2,295
American Axle & Manufacturing Holdings, Inc.*	158	2,288
Virgin America, Inc.*	40	2,248
Fossil Group, Inc.*	78	2,225
Express, Inc.*	153	2,220
Asbury Automotive Group, Inc.*	41	2,162
Penn National Gaming, Inc.*	154	2,148
Caleres, Inc.	88	2,130
Group 1 Automotive, Inc.	43	2,122
BJ’s Restaurants, Inc.*	48	2,104
Universal Electronics, Inc.*	29	2,096
Cash America International, Inc.	49	2,088
Select Comfort Corp.*	95	2,032
Interface, Inc. — Class A	133	2,028
Cato Corp. — Class A	53	1,999
MDC Holdings, Inc.	82	1,996
BMC Stock Holdings, Inc.*	112	1,996
La Quinta Holdings, Inc.*	175	1,995
Callaway Golf Co.	194	1,981
SeaWorld Entertainment, Inc.	138	1,978
National CineMedia, Inc.	127	1,966
ScanSource, Inc.*	52	1,930
iRobot Corp.*	55	1,929
TiVo, Inc.*	194	1,921
Guess?, Inc.	126	1,896
American Woodmark Corp.*	28	1,859
International Speedway Corp. — Class A	54	1,806
Oxford Industries, Inc.	31	1,755
Standard Motor Products, Inc.	44	1,750
Finish Line, Inc. — Class A	86	1,736
Crocs, Inc.*	152	1,715
ClubCorp Holdings, Inc.	131	1,703
Belmond Ltd. — Class A*	172	1,703
Wabash National Corp.*	133	1,689
Ethan Allen Interiors, Inc.	51	1,685
Denny’s Corp.*	156	1,674
Hibbett Sports, Inc.*	47	1,635
Cavco Industries, Inc.*	17	1,593
Bob Evans Farms, Inc.	41	1,556
Wesco Aircraft Holdings, Inc.*	115	1,543
Buckle, Inc.	59	1,533
Vitamin Shoppe, Inc.*	50	1,529
Installed Building Products, Inc.*	41	1,488
Carmike Cinemas, Inc.*	49	1,476
Barnes & Noble, Inc.	130	1,476
Outerwall, Inc.	35	1,470
Zoe’s Kitchen, Inc.*	39	1,415
Superior Industries International, Inc.	52	1,393
Tile Shop Holdings, Inc.*	67	1,331
Pinnacle Entertainment, Inc.*	120	1,330
Red Robin Gourmet Burgers, Inc.*	28	1,328
Rush Enterprises, Inc. — Class A*	61	1,315
Meritor, Inc.*	179	1,289
Tailored Brands, Inc.	101	1,279
Winnebago Industries, Inc.	55	1,261
AMC Entertainment Holdings, Inc. — Class A	45	1,242
H&E Equipment Services, Inc.	65	1,237
Red Rock Resorts, Inc. — Class A*	55	1,210
Fiesta Restaurant Group, Inc.*	55	1,200
Navistar International Corp.*	102	1,192
Douglas Dynamics, Inc.	46	1,184
Chuy’s Holdings, Inc.*	34	1,177
Fred’s, Inc. — Class A	73	1,176
Mattress Firm Holding Corp.*	35	1,174
Nautilus, Inc.*	63	1,124
Caesars Acquisition Co. — Class A*	98	1,100
Shake Shack, Inc. — Class A*	30	1,093
Ruth’s Hospitality Group, Inc.	66	1,053
Motorcar Parts of America, Inc.*	38	1,033
Ollie’s Bargain Outlet Holdings, Inc.*	40	996
Eros International plc*	61	992
Sonic Automotive, Inc. — Class A	58	992
LGI Homes, Inc.*	31	990
Scientific Games Corp. — Class A*	107	983
Regis Corp.*	77	959
Isle of Capri Casinos, Inc.*	52	953
DTS, Inc.*	36	952

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Taylor Morrison Home Corp. — Class A*	63	$935
M/I Homes, Inc.*	49	923
Francesca’s Holdings Corp.*	83	917
Eldorado Resorts, Inc.*	59	897
Caesars Entertainment Corp.*	116	892
Unifi, Inc.*	32	871
MarineMax, Inc.*	51	865
Kimball International, Inc. — Class B	76	865
Tower International, Inc.	42	864
Pier 1 Imports, Inc.	167	858
Modine Manufacturing Co.*	97	854
Carrols Restaurant Group, Inc.*	71	845
Lumber Liquidators Holdings, Inc.*	54	833
Barnes & Noble Education, Inc.*	82	832
Wingstop, Inc.*	30	818
Marcus Corp.	38	802
Fox Factory Holding Corp.*	46	799
William Lyon Homes — Class A*	49	790
EZCORP, Inc. — Class A*	104	786
PetMed Express, Inc.	41	769
Party City Holdco, Inc.*	55	765
WCI Communities, Inc.*	44	744
Shoe Carnival, Inc.	29	727
Haverty Furniture Companies, Inc.	40	721
Libbey, Inc.	45	715
SiteOne Landscape Supply, Inc.*	21	714
Del Frisco’s Restaurant Group, Inc.*	49	702
Movado Group, Inc.	32	694
Sequential Brands Group, Inc.*	81	646
Tuesday Morning Corp.*	92	646
Veritiv Corp.*	17	639
Culp, Inc.	22	608
Planet Fitness, Inc. — Class A*	32	604
Potbelly Corp.*	48	602
Vera Bradley, Inc.*	42	595
Iconix Brand Group, Inc.*	88	595
Titan International, Inc.	91	564
PC Connection, Inc.	23	547
Century Communities, Inc.*	31	538
El Pollo Loco Holdings, Inc.*	41	533
Zumiez, Inc.*	37	529
Federal-Mogul Holdings Corp.*	63	524
Perry Ellis International, Inc.*	26	523
Beazer Homes USA, Inc.*	65	504
Bassett Furniture Industries, Inc.	21	503
Hooker Furniture Corp.	23	494
Stein Mart, Inc.	64	494
Monarch Casino & Resort, Inc.*	22	483
Flexsteel Industries, Inc.	12	475
Daktronics, Inc.	76	475
Miller Industries, Inc.	23	474
Citi Trends, Inc.	30	466
Duluth Holdings, Inc. — Class B*	19	465
Arctic Cat, Inc.	27	459
Habit Restaurants, Inc. — Class A*	28	459
America’s Car-Mart, Inc.*	16	452
NACCO Industries, Inc. — Class A	8	448
Malibu Boats, Inc. — Class A*	37	447
Ruby Tuesday, Inc.*	122	440
Kirkland’s, Inc.*	30	440
Reading International, Inc. — Class A*	35	437
Horizon Global Corp.*	38	431
Freshpet, Inc.*	46	429
Intrawest Resorts Holdings, Inc.*	33	428
Metaldyne Performance Group, Inc.	31	426
Speedway Motorsports, Inc.	24	426
PICO Holdings, Inc.*	45	426
Hovnanian Enterprises, Inc. — Class A*	251	422
Sportsman’s Warehouse Holdings, Inc.*	52	419
Titan Machinery, Inc.*	37	413
Biglari Holdings, Inc.*	1	403
Winmark Corp.	4	399
Del Taco Restaurants, Inc.*	43	391
Spartan Motors, Inc.	62	388
Build-A-Bear Workshop, Inc. — Class A*	28	376
Weyco Group, Inc.	13	361
Green Brick Partners, Inc.*	48	349
Big 5 Sporting Goods Corp.	37	343
Destination XL Group, Inc.*	75	343
Bojangles’, Inc.*	20	339
Lifetime Brands, Inc.	23	336
Supreme Industries, Inc. — Class A	24	329
West Marine, Inc.*	38	319
Conn’s, Inc.*	42	316
AV Homes, Inc.*	25	306
Superior Uniform Group, Inc.	16	305
Delta Apparel, Inc.*	13	293
GMS, Inc.*	13	289
Strattec Security Corp.	7	285
Sears Holdings Corp.*	20	272
J Alexander’s Holdings, Inc.*	27	268
Jamba, Inc.*	26	268
Nathan’s Famous, Inc.*	6	267
Lindblad Expeditions Holdings, Inc.*	27	260
Stage Stores, Inc.	53	259
Johnson Outdoors, Inc. — Class A	10	257
Century Casinos, Inc.*	41	255
JAKKS Pacific, Inc.*	32	253
Rush Enterprises, Inc. — Class B*	12	249
New Home Company, Inc.*	26	248
Vince Holding Corp.*	44	241
Performance Sports Group Ltd.*	79	237
Boot Barn Holdings, Inc.*	27	233
Escalade, Inc.	22	225
Noodles & Co.*	23	225
Flex Pharma, Inc.*	22	224

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Golden Entertainment, Inc.	19	$222
Systemax, Inc.*	24	205
Gaiam, Inc. — Class A*	26	201
Red Lion Hotels Corp.*	26	189
Marine Products Corp.	22	186
Kona Grill, Inc.*	17	182
Luby’s, Inc.*	36	181
MCBC Holdings, Inc.	16	177
Container Store Group, Inc.*	33	177
Unique Fabricating, Inc.	12	161
Workhorse Group, Inc.*	21	144
Sears Hometown and Outlet Stores, Inc.*	21	142
Tilly’s, Inc. — Class A*	24	139
Blue Bird Corp.*	11	131
Fogo De Chao, Inc.*	10	131
UCP, Inc. — Class A*	15	120
Empire Resorts, Inc.*	7	111
CompX International, Inc.	2	23
Total Consumer, Cyclical		408,922

Technology - 2.8%
Microsemi Corp.*	235	7,681
MAXIMUS, Inc.	132	7,308
Fair Isaac Corp.	64	7,233
Advanced Micro Devices, Inc.*	1,350	6,939
Aspen Technology, Inc.*	170	6,841
Blackbaud, Inc.	97	6,586
Take-Two Interactive Software, Inc.*	172	6,522
EPAM Systems, Inc.*	99	6,367
j2 Global, Inc.	97	6,128
Demandware, Inc.*	78	5,842
Qlik Technologies, Inc.*	193	5,709
SYNNEX Corp.	60	5,689
Integrated Device Technology, Inc.*	278	5,596
Monolithic Power Systems, Inc.	80	5,466
Proofpoint, Inc.*	84	5,300
Medidata Solutions, Inc.*	113	5,296
Science Applications International Corp.	87	5,076
Cirrus Logic, Inc.*	129	5,004
MKS Instruments, Inc.	110	4,736
Fairchild Semiconductor International, Inc. — Class A*	237	4,704
Mentor Graphics Corp.	221	4,698
ACI Worldwide, Inc.*	238	4,643
Convergys Corp.	183	4,576
CACI International, Inc. — Class A*	50	4,521
Cavium, Inc.*	116	4,478
NetScout Systems, Inc.*	198	4,406
Verint Systems, Inc.*	128	4,241
Entegris, Inc.*	291	4,210
Electronics for Imaging, Inc.*	97	4,175
Silicon Laboratories, Inc.*	85	4,143
Synaptics, Inc.*	76	4,085
Cornerstone OnDemand, Inc.*	104	3,958
Paycom Software, Inc.*	89	3,846
Intersil Corp. — Class A	277	3,751
Acxiom Corp.*	160	3,518
ExlService Holdings, Inc.*	67	3,512
FleetMatics Group plc*	81	3,510
MicroStrategy, Inc. — Class A*	20	3,500
CommVault Systems, Inc.*	80	3,455
Ambarella, Inc.*	66	3,353
Semtech Corp.*	133	3,173
Tessera Technologies, Inc.	101	3,094
Diebold, Inc.	123	3,055
Syntel, Inc.*	67	3,032
Power Integrations, Inc.	57	2,854
Envestnet, Inc.*	85	2,831
Progress Software Corp.*	103	2,828
3D Systems Corp.*	201	2,751
Synchronoss Technologies, Inc.*	85	2,708
Rambus, Inc.*	224	2,706
CSG Systems International, Inc.	66	2,660
Inphi Corp.*	83	2,658
Rovi Corp.*	167	2,612
QLogic Corp.*	173	2,550
Imperva, Inc.*	59	2,538
HubSpot, Inc.*	58	2,518
BroadSoft, Inc.*	61	2,503
Omnicell, Inc.*	73	2,499
Ebix, Inc.	52	2,491
Cray, Inc.*	83	2,483
RealPage, Inc.*	111	2,479
Sykes Enterprises, Inc.*	80	2,317
Stratasys Ltd.*	101	2,312
Lumentum Holdings, Inc.*	95	2,298
Callidus Software, Inc.*	115	2,298
2U, Inc.*	75	2,206
Cvent, Inc.*	61	2,179
Cabot Microelectronics Corp.	49	2,074
Monotype Imaging Holdings, Inc.	84	2,069
MaxLinear, Inc. — Class A*	115	2,068
SPS Commerce, Inc.*	34	2,060
Pegasystems, Inc.	74	1,994
Mercury Systems, Inc.*	80	1,988
Super Micro Computer, Inc.*	80	1,988
Insight Enterprises, Inc.*	76	1,976
Globant S.A.*	50	1,968
ManTech International Corp. — Class A	51	1,929
Bottomline Technologies de, Inc.*	83	1,787
Press Ganey Holdings, Inc.*	44	1,731
inContact, Inc.*	121	1,676
Qualys, Inc.*	56	1,669
Virtusa Corp.*	57	1,646
MACOM Technology Solutions Holdings, Inc.*	48	1,583
Brooks Automation, Inc.	140	1,571
Interactive Intelligence Group, Inc.*	37	1,517

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Diodes, Inc.*	78	$1,466
MTS Systems Corp.	31	1,359
Veeco Instruments, Inc.*	82	1,358
Lattice Semiconductor Corp.*	247	1,321
Pure Storage, Inc. — Class A*	121	1,319
FormFactor, Inc.*	143	1,285
Quality Systems, Inc.	105	1,251
New Relic, Inc.*	42	1,234
Xura, Inc.*	49	1,197
Photronics, Inc.*	134	1,194
Amkor Technology, Inc.*	206	1,185
CEVA, Inc.*	41	1,114
Nimble Storage, Inc.*	130	1,035
Ultratech, Inc.*	45	1,034
InvenSense, Inc. — Class A*	168	1,030
Nanometrics, Inc.*	49	1,019
Applied Micro Circuits Corp.*	156	1,002
Benefitfocus, Inc.*	26	991
SciQuest, Inc.*	56	989
Rudolph Technologies, Inc.*	62	963
Silver Spring Networks, Inc.*	78	948
TeleTech Holdings, Inc.	34	922
Computer Programs & Systems, Inc.	23	918
PROS Holdings, Inc.*	52	906
Hortonworks, Inc.*	78	834
Five9, Inc.*	67	797
PDF Solutions, Inc.*	56	783
Engility Holdings, Inc.*	37	781
Unisys Corp.*	103	750
KEYW Holding Corp.*	74	736
Epiq Systems, Inc.	48	701
LivePerson, Inc.*	110	697
Exar Corp.*	84	676
Actua Corp.*	74	668
Vocera Communications, Inc.*	51	655
InnerWorkings, Inc.*	79	653
Barracuda Networks, Inc.*	43	651
Axcelis Technologies, Inc.*	240	646
Xcerra Corp.*	109	627
Model N, Inc.*	46	614
Evolent Health, Inc. — Class A*	31	595
Workiva, Inc.*	43	587
Cohu, Inc.	54	586
Sapiens International Corporation N.V.	50	586
Xactly Corp.*	45	576
Digi International, Inc.*	53	569
Eastman Kodak Co.*	35	563
American Software, Inc. — Class A	53	555
Brightcove, Inc.*	62	546
Digimarc Corp.*	17	543
IXYS Corp.	52	533
Varonis Systems, Inc.*	22	528
TubeMogul, Inc.*	44	524
Alpha & Omega Semiconductor Ltd.*	37	515
Sigma Designs, Inc.*	74	476
MINDBODY, Inc. — Class A*	29	468
DSP Group, Inc.*	44	467
Glu Mobile, Inc.*	212	466
Everyday Health, Inc.*	58	457
Jive Software, Inc.*	119	447
Immersion Corp.*	60	440
Tangoe, Inc.*	57	440
pdvWireless, Inc.*	20	428
Instructure, Inc.*	21	399
Mitek Systems, Inc.*	55	391
Avid Technology, Inc.*	66	383
Silicon Graphics International Corp.*	75	377
Exa Corp.*	26	376
Ultra Clean Holdings, Inc.*	66	376
Apigee Corp.*	30	367
QAD, Inc. — Class A	19	366
Carbonite, Inc.*	37	360
Planet Payment, Inc.*	80	359
Castlight Health, Inc. — Class B*	83	329
Agilysys, Inc.*	31	325
EMCORE Corp.*	53	315
Maxwell Technologies, Inc.*	59	312
Datalink Corp.*	41	308
Radisys Corp.*	66	296
MobileIron, Inc.*	96	293
Guidance Software, Inc.*	47	291
Rosetta Stone, Inc.*	37	287
USA Technologies, Inc.*	67	286
Kopin Corp.*	127	282
Amber Road, Inc.*	36	278
Park City Group, Inc.*	27	242
ExOne Co.*	22	233
Appfolio, Inc. — Class A*	15	217
GigPeak, Inc.*	87	171
NCI, Inc. — Class A	11	155
SecureWorks Corp. — Class A*	10	141
IDI, Inc.*	29	137
Majesco*	11	58
Total Technology		363,443

Communications - 1.7%
ViaSat, Inc.*	92	6,570
Ciena Corp.*	283	5,307
GrubHub, Inc.*	166	5,157
WebMD Health Corp. — Class A*	77	4,474
Zendesk, Inc.*	164	4,326
Sinclair Broadcast Group, Inc. — Class A	136	4,062
Houghton Mifflin Harcourt Co.*	256	4,001
Meredith Corp.	77	3,997
InterDigital, Inc.	71	3,953
Finisar Corp.*	222	3,887
Media General, Inc.*	225	3,868

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Shenandoah Telecommunications Co.	95	$3,711
Time, Inc.	212	3,490
Cogent Communications Holdings, Inc.	86	3,446
Shutterfly, Inc.*	71	3,309
LogMeIn, Inc.*	52	3,298
Infinera Corp.*	290	3,271
NETGEAR, Inc.*	67	3,185
Polycom, Inc.*	281	3,161
New York Times Co. — Class A	256	3,098
Gannett Company, Inc.	219	3,024
Marketo, Inc.*	86	2,995
Plantronics, Inc.	68	2,992
Viavi Solutions, Inc.*	438	2,904
Nexstar Broadcasting Group, Inc. — Class A	61	2,903
NIC, Inc.	131	2,874
Stamps.com, Inc.*	32	2,797
DigitalGlobe, Inc.*	130	2,781
Consolidated Communications Holdings, Inc.	102	2,779
8x8, Inc.*	182	2,659
NeuStar, Inc. — Class A*	112	2,633
Gigamon, Inc.*	67	2,505
Wayfair, Inc. — Class A*	64	2,496
Vonage Holdings Corp.*	394	2,403
RingCentral, Inc. — Class A*	121	2,386
comScore, Inc.*	98	2,340
Scholastic Corp.	56	2,218
Infoblox, Inc.*	116	2,176
Ubiquiti Networks, Inc.*	53	2,049
Cincinnati Bell, Inc.*	433	1,979
EW Scripps Co. — Class A*	123	1,948
MDC Partners, Inc. — Class A	106	1,938
Etsy, Inc.*	201	1,928
ADTRAN, Inc.	101	1,884
Windstream Holdings, Inc.	198	1,835
Shutterstock, Inc.*	39	1,786
Quotient Technology, Inc.*	132	1,770
West Corp.	89	1,750
MSG Networks, Inc. — Class A*	112	1,718
AVG Technologies N.V.*	87	1,652
Liberty Media Group — Class C*	87	1,651
ATN International, Inc.	21	1,634
Web.com Group, Inc.*	88	1,600
Iridium Communications, Inc.*	170	1,510
Perficient, Inc.*	73	1,483
Q2 Holdings, Inc.*	52	1,457
New Media Investment Group, Inc.	80	1,446
Gray Television, Inc.*	132	1,432
HealthStream, Inc.*	53	1,406
EarthLink Holdings Corp.	217	1,389
World Wrestling Entertainment, Inc. — Class A	74	1,362
Inteliquent, Inc.	67	1,333
ORBCOMM, Inc.*	133	1,323
Ixia*	132	1,296
Endurance International Group Holdings, Inc.*	124	1,115
CalAmp Corp.*	74	1,096
ePlus, Inc.*	13	1,063
Rubicon Project, Inc.*	75	1,024
VASCO Data Security International, Inc.*	62	1,016
GTT Communications, Inc.*	54	998
Oclaro, Inc.*	203	991
Box, Inc. — Class A*	95	982
Gogo, Inc.*	116	973
Loral Space & Communications, Inc.*	27	952
General Communication, Inc. — Class A*	60	948
Globalstar, Inc.*	769	930
ShoreTel, Inc.*	139	930
XO Group, Inc.*	52	906
Entravision Communications Corp. — Class A	134	900
FTD Companies, Inc.*	36	899
TrueCar, Inc.*	112	879
Liberty Braves Group — Class C*	59	865
Sonus Networks, Inc.*	98	852
Blucora, Inc.*	81	839
Chegg, Inc.*	166	830
Liberty Media Group — Class A*	43	823
Spok Holdings, Inc.	42	805
tronc, Inc.*	55	759
Bankrate, Inc.*	98	733
Extreme Networks, Inc.*	213	722
Entercom Communications Corp. — Class A	53	719
ChannelAdvisor Corp.*	48	696
Bazaarvoice, Inc.*	167	670
Boingo Wireless, Inc.*	73	651
FairPoint Communications, Inc.*	44	646
DHI Group, Inc.*	103	642
Global Eagle Entertainment, Inc.*	96	637
Blue Nile, Inc.	23	630
NeoPhotonics Corp.*	64	610
RetailMeNot, Inc.*	79	609
Calix, Inc.*	85	587
A10 Networks, Inc.*	89	576
Straight Path Communications, Inc. — Class B*	20	553
Intralinks Holdings, Inc.*	85	553
Angie’s List, Inc.*	82	534
IDT Corp. — Class B	36	511
Lands’ End, Inc.*	31	509
Rapid7, Inc.*	39	491
1-800-Flowers.com, Inc. — Class A*	54	487
Daily Journal Corp.*	2	474
Lumos Networks Corp.*	39	472
Lionbridge Technologies, Inc.*	118	466
Harmonic, Inc.*	158	450
Reis, Inc.	18	448
Overstock.com, Inc.*	27	435
Clearfield, Inc.*	24	429
MeetMe, Inc.*	78	416

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Zix Corp.*	110	$413
Comtech Telecommunications Corp.	32	411
Black Box Corp.	31	405
VirnetX Holding Corp.*	100	400
Liquidity Services, Inc.*	51	400
Acacia Communications, Inc.*	10	399
RigNet, Inc.*	26	348
Telenav, Inc.*	67	342
Central European Media Enterprises Ltd. — Class A*	158	333
Silicom Ltd.	11	329
Aerohive Networks, Inc.*	49	324
NII Holdings, Inc.*	100	318
Saga Communications, Inc. — Class A	8	316
TechTarget, Inc.*	39	316
United Online, Inc.*	28	308
HC2 Holdings, Inc.*	68	292
Liberty Braves Group — Class A*	18	271
QuinStreet, Inc.*	75	266
Hawaiian Telcom Holdco, Inc.*	12	254
KVH Industries, Inc.*	31	239
Rightside Group Ltd.*	22	234
Autobytel, Inc.*	16	222
Marchex, Inc. — Class B*	69	219
Limelight Networks, Inc.*	146	218
RealNetworks, Inc.*	48	207
Preformed Line Products Co.	5	202
Numerex Corp. — Class A*	25	187
Intelsat S.A.*	60	155
Corindus Vascular Robotics, Inc.*	108	154
Hemisphere Media Group, Inc.*	13	153
Radio One, Inc. — Class D*	46	147
Salem Media Group, Inc. — Class A	20	144
Global Sources Ltd.*	15	138
Townsquare Media, Inc. — Class A*	17	134
Value Line, Inc.	1	16
Total Communications		217,940

Utilities - 1.1%
IDACORP, Inc.	104	8,464
Portland General Electric Co.	184	8,119
Southwest Gas Corp.	98	7,715
WGL Holdings, Inc.	104	7,362
ONE Gas, Inc.	107	7,125
New Jersey Resources Corp.	177	6,823
Black Hills Corp.	106	6,682
ALLETE, Inc.	102	6,592
Spire, Inc.	92	6,517
NorthWestern Corp.	100	6,307
PNM Resources, Inc.	165	5,848
Avista Corp.	130	5,824
South Jersey Industries, Inc.	165	5,217
Dynegy, Inc.*	241	4,154
MGE Energy, Inc.	72	4,069
El Paso Electric Co.	83	3,923
Northwest Natural Gas Co.	56	3,630
Ormat Technologies, Inc.	80	3,501
California Water Service Group	99	3,457
American States Water Co.	75	3,287
Empire District Electric Co.	91	3,091
Otter Tail Corp.	78	2,612
Talen Energy Corp.*	174	2,358
Atlantica Yield plc	120	2,230
NRG Yield, Inc. — Class C	131	2,042
Chesapeake Utilities Corp.	30	1,985
Middlesex Water Co.	33	1,432
SJW Corp.	34	1,339
Unitil Corp.	29	1,237
Connecticut Water Service, Inc.	22	1,236
NRG Yield, Inc. — Class A	72	1,096
York Water Co.	27	865
Atlantic Power Corp.	251	622
Artesian Resources Corp. — Class A	16	543
Consolidated Water Company Ltd.	30	392
EnerNOC, Inc.*	55	348
Delta Natural Gas Company, Inc.	12	323
Spark Energy, Inc. — Class A	9	297
Ameresco, Inc. — Class A*	44	192
Genie Energy Ltd. — Class B*	27	183
Global Water Resources, Inc.	16	141
Total Utilities		139,180

Basic Materials - 1.0%
Olin Corp.	341	8,470
Sensient Technologies Corp.	92	6,536
PolyOne Corp.	173	6,097
Axiall Corp.	146	4,760
US Silica Holdings, Inc.	132	4,551
HB Fuller Co.	103	4,531
Minerals Technologies, Inc.	71	4,033
Hecla Mining Co.	786	4,008
Commercial Metals Co.	237	4,005
Worthington Industries, Inc.	93	3,934
Balchem Corp.	65	3,877
Chemtura Corp.*	131	3,456
GCP Applied Technologies, Inc.*	132	3,437
Coeur Mining, Inc.*	315	3,358
Kaiser Aluminum Corp.	36	3,255
Carpenter Technology Corp.	95	3,128
Stillwater Mining Co.*	252	2,989
Chemours Co.	343	2,826
Ingevity Corp.*	80	2,723
Allegheny Technologies, Inc.	203	2,588
Neenah Paper, Inc.	34	2,461
Quaker Chemical Corp.	27	2,408
Stepan Co.	40	2,381
Ferro Corp.*	171	2,288
Clearwater Paper Corp.*	35	2,288

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

AK Steel Holding Corp.*	489	$2,279
Innospec, Inc.	49	2,254
Schweitzer-Mauduit International, Inc.	62	2,187
Cliffs Natural Resources, Inc.*	362	2,053
PH Glatfelter Co.	90	1,760
Kraton Performance Polymers, Inc.*	61	1,704
Innophos Holdings, Inc.	40	1,688
Univar, Inc.*	89	1,683
Deltic Timber Corp.	22	1,477
A. Schulman, Inc.	59	1,441
Calgon Carbon Corp.	104	1,368
Aceto Corp.	60	1,313
Koppers Holdings, Inc.*	42	1,291
Rayonier Advanced Materials, Inc.	89	1,210
Ferroglobe plc	135	1,162
Fairmount Santrol Holdings, Inc.*	136	1,049
Materion Corp.	41	1,015
Schnitzer Steel Industries, Inc. — Class A	54	950
CSW Industrials, Inc.*	27	880
American Vanguard Corp.	58	876
Hawkins, Inc.	19	825
Orchids Paper Products Co.	19	676
Century Aluminum Co.*	103	652
OMNOVA Solutions, Inc.*	88	638
Landec Corp.*	55	592
Tronox Ltd. — Class A	133	587
KMG Chemicals, Inc.	19	494
Ryerson Holding Corp.*	22	385
Oil-Dri Corporation of America	10	345
Gold Resource Corp.	93	334
Codexis, Inc.*	62	250
Kronos Worldwide, Inc.	45	236
United States Lime & Minerals, Inc.	4	236
AgroFresh Solutions, Inc.*	42	223
ALJ Regional Holdings, Inc.*	35	175
Valhi, Inc.	51	80
Total Basic Materials		130,756

Energy - 0.7%
RSP Permian, Inc.*	162	5,651
PDC Energy, Inc.*	95	5,473
Carrizo Oil & Gas, Inc.*	115	4,123
NOW, Inc.*	201	3,646
Oil States International, Inc.*	105	3,453
Oasis Petroleum, Inc.*	367	3,428
Matador Resources Co.*	171	3,386
SemGroup Corp. — Class A	91	2,963
Western Refining, Inc.	140	2,887
Callon Petroleum Co.*	250	2,808
MRC Global, Inc.*	193	2,743
Pattern Energy Group, Inc.	119	2,733
Synergy Resources Corp.*	383	2,551
McDermott International, Inc.*	498	2,460
Denbury Resources, Inc.	657	2,359
Seadrill Ltd.*	707	2,291
Forum Energy Technologies, Inc.*	124	2,146
SEACOR Holdings, Inc.*	33	1,912
TerraForm Power, Inc. — Class A*	164	1,788
Delek US Holdings, Inc.	127	1,678
Unit Corp.*	104	1,618
Atwood Oceanics, Inc.	125	1,565
Green Plains, Inc.	75	1,479
Flotek Industries, Inc.*	107	1,412
Helix Energy Solutions Group, Inc.*	207	1,399
Archrock, Inc.	143	1,347
Thermon Group Holdings, Inc.*	66	1,268
TETRA Technologies, Inc.*	163	1,038
Cobalt International Energy, Inc.*	763	1,022
Newpark Resources, Inc.*	171	990
Matrix Service Co.*	55	907
Par Pacific Holdings, Inc.*	56	859
Exterran Corp.*	65	835
Sanchez Energy Corp.*	115	812
Bristow Group, Inc.	69	787
Renewable Energy Group, Inc.*	89	786
SunCoke Energy, Inc.	133	774
Sunrun, Inc.*	122	723
California Resources Corp.*	59	720
REX American Resources Corp.*	12	718
Plug Power, Inc.*	372	692
Bill Barrett Corp.*	101	645
Ring Energy, Inc.*	73	644
Clean Energy Fuels Corp.*	181	628
Pioneer Energy Services Corp.*	131	603
TerraForm Global, Inc. — Class A	181	590
Natural Gas Services Group, Inc.*	25	573
Parker Drilling Co.*	249	570
FutureFuel Corp.	51	555
Tesco Corp.	81	542
Panhandle Oil and Gas, Inc. — Class A	32	533
CARBO Ceramics, Inc.	40	524
CVR Energy, Inc.	30	465
Contango Oil & Gas Co.*	37	453
Northern Oil and Gas, Inc.*	96	444
Geospace Technologies Corp.*	27	442
PHI, Inc.*	24	429
Trecora Resources*	41	428
Alon USA Energy, Inc.	65	421
Era Group, Inc.*	40	376
EXCO Resources, Inc.*	288	374
EP Energy Corp. — Class A*	72	373
Westmoreland Coal Co.*	38	362
Eclipse Resources Corp.*	101	337
Clayton Williams Energy, Inc.*	12	330
Independence Contract Drilling, Inc.*	60	326
Pacific Ethanol, Inc.*	59	322
FuelCell Energy, Inc.*	51	317

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Dawson Geophysical Co.*	37	$302
Abraxas Petroleum Corp.*	254	287
Evolution Petroleum Corp.	50	274
Jones Energy, Inc. — Class A*	64	264
Willbros Group, Inc.*	81	205
W&T Offshore, Inc.*	73	169
Isramco, Inc.*	2	165
Vivint Solar, Inc.*	47	144
Adams Resources & Energy, Inc.	3	116
Erin Energy Corp.*	30	72
Earthstone Energy, Inc.*	3	32
Total Energy		96,866

Diversified - 0.0%
HRG Group, Inc.*	239	3,281
Resource America, Inc. — Class A	24	233
Wins Finance Holdings, Inc.*	3	47
Total Diversified		3,561

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	62	1,643

Total Common Stocks
(Cost $3,315,167)		3,338,422

WARRANTS†† - 0.0%
Imperial Holdings, Inc.
$10.75, 10/06/19	2	—
Tejon Ranch Co. †
$10.50, 08/31/16	17	—
Total Warrants
(Cost $95)		—

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	37	—
Leap Wireless International, Inc.
Expires 03/06/17	306	—
Dyax Corp.
Expires 01/25/17	406	—
Total Rights
(Cost $324)		—

MUTUAL FUNDS† - 49.2%
Guggenheim Strategy Fund I1	164,103	4,087,808
Guggenheim Strategy Fund II1	96,881	2,403,623
Total Mutual Funds
(Cost $6,486,570)		6,491,431

	Face Amount

REPURCHASE AGREEMENTS††,2 - 13.5%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	$446,370	446,370
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	442,539	442,539
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	442,539	442,539
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	442,539	442,539
Total Repurchase Agreements
(Cost $1,773,987)		1,773,987

Total Investments - 88.1%
(Cost $11,576,143)		$11,603,840
Other Assets & Liabilities, net - 11.9%		1,564,474
Total Net Assets - 100.0%		$13,168,314

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $4,591,200)	40	$(3,426)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2016 Russell 2000 Index Swap 0.44%[4], Terminating 07/26/16 (Notional Value $7,122,426)	6,183	$116,162
Barclays Bank plc July 2016 Russell 2000 Index Swap 0.44%[4], Terminating 07/29/16 (Notional Value $4,049,326)	3,515	71,703
Credit Suisse Capital, LLC July 2016 Russell 2000 Index Swap 0.45%[4], Terminating 07/26/16 (Notional Value $638,964)	555	34,991
(Total Notional Value $11,810,716)		$222,856

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 117

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
RUSSELL 2000® 1.5x STRATEGY FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$3,338,422	$—	$—	$—	$—	$3,338,422
Equity Index Swap Agreements	—	—	—	222,856	—	222,856
Mutual Funds	6,491,431	—	—	—	—	6,491,431
Repurchase Agreements	—	—	1,773,987	—	—	1,773,987
Rights	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Total	$9,829,853	$—	$1,773,987	$222,856	$—	$11,826,696

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$3,426	$—	$—	$—	$3,426

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

118 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $3,315,586)	$3,338,422
Investments in affiliated issuers, at value (cost $6,486,570)	6,491,431
Repurchase agreements, at value (cost $1,773,987)	1,773,987
Total investments (cost $11,576,143)	11,603,840
Segregated cash with broker	850,000
Unrealized appreciation on swap agreements	222,856
Cash	692
Receivables:
Fund shares sold	6,145,153
Swap settlement	77,054
Dividends	7,417
Interest	15
Total assets	18,907,027

Liabilities:
Payable for:
Securities purchased	4,999,988
Fund shares redeemed	710,510
Management fees	7,579
Variation margin	3,426
Transfer agent and administrative fees	2,105
Investor service fees	2,105
Portfolio accounting fees	842
Miscellaneous	12,158
Total liabilities	5,738,713
Commitments and contingent liabilities (Note 11)	—
Net assets	$13,168,314

Net assets consist of:
Paid in capital	$17,635,540
Accumulated net investment loss	(35,870)
Accumulated net realized loss on investments	(4,678,483)
Net unrealized appreciation on investments	247,127
Net assets	$13,168,314
Capital shares outstanding	263,695
Net asset value per share	$49.94

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $17)	$19,036
Dividends from securities of affiliated issuers	9,677
Interest	3,523
Total investment income	32,236

Expenses:
Management fees	34,305
Transfer agent and administrative fees	9,529
Investor service fees	9,529
Portfolio accounting fees	3,811
Professional fees	5,818
Custodian fees	446
Trustees’ fees*	287
Line of credit fees	159
Miscellaneous	3,125
Total expenses	67,009
Net investment loss	(34,773)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	782,272
Investments in affiliated issuers	3,826
Swap agreements	(173,739)
Futures contracts	(21,373)
Net realized gain	590,986
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(887,956)
Investments in affiliated issuers	4,775
Swap agreements	268,183
Futures contracts	(3,426)
Net change in unrealized appreciation (depreciation)	(618,424)
Net realized and unrealized loss	(27,438)
Net decrease in net assets resulting from operations	$(62,211)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 119

RUSSELL 2000® 1.5x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(34,773)	$(77,651)
Net realized gain (loss) on investments	590,986	(450,338)
Net change in unrealized appreciation (depreciation) on investments	(618,424)	(517,431)
Net decrease in net assets resulting from operations	(62,211)	(1,045,420)

Capital share transactions:
Proceeds from sale of shares	65,436,255	75,489,023
Cost of shares redeemed	(58,547,314)	(79,186,835)
Net increase (decrease) from capital share transactions	6,888,941	(3,697,812)
Net increase (decrease) in net assets	6,826,730	(4,743,232)

Net assets:
Beginning of period	6,341,584	11,084,816
End of period	$13,168,314	$6,341,584
Accumulated net investment loss at end of period	$(35,870)	$(1,097)

Capital share activity:
Shares sold	1,377,910	1,379,636
Shares redeemed	(1,243,363)	(1,455,807)
Net increase (decrease) in shares	134,547	(76,171)

120 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 1.5x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$49.10	$53.99	$51.77	$32.64	$26.75	$30.45
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.46)	(.48)	(.34)	(.16)	(.45)
Net gain (loss) on investments (realized and unrealized)	1.05	(4.43)	2.70	19.47	6.05	(3.25)
Total from investment operations	.84	(4.89)	2.22	19.13	5.89	(3.70)
Net asset value, end of period	$49.94	$49.10	$53.99	$51.77	$32.64	$26.75

Total Return[c]	1.73%	(9.08%)	4.29%	58.56%	22.10%	(12.18%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,168	$6,342	$11,085	$12,521	$9,320	$11,022
Ratios to average net assets:
Net investment income (loss)	(0.91%)	(0.84%)	(0.94%)	(0.80%)	(0.53%)	(1.49%)
Total expenses[d]	1.76%	1.70%	1.76%	1.74%	1.81%	1.81%
Portfolio turnover rate	400%	406%	624%	352%	361%	65%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 121

FUND PROFILE (Unaudited)	June 30, 2016

INVERSE RUSSELL 2000® STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	27.9%
Guggenheim Strategy Fund II	22.1%
Total	50.0%

“Largest Holdings” excludes any temporary cash or derivative investments.

122 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
INVERSE RUSSELL 2000® STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 50.0%
Guggenheim Strategy Fund I1	19,773	$492,538
Guggenheim Strategy Fund II1	15,783	391,573
Total Mutual Funds
(Cost $882,718)		884,111

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 25.4%
Federal Home Loan Bank[2]
0.26% due 07/01/16	$200,000	199,999
Farmer Mac[2]
0.26% due 07/05/16	150,000	149,996
Freddie Mac[4]
0.21% due 07/05/16	100,000	99,998
Total Federal Agency Discount Notes
(Cost $449,993)		449,993

REPURCHASE AGREEMENTS††,5 - 27.8%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	301,420	301,420
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	63,669	63,669
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	63,669	63,669
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	63,669	63,669
Total Repurchase Agreements
(Cost $492,427)		492,427

Total Investments - 103.2%
(Cost $1,825,138)		$1,826,531
Other Assets & Liabilities, net - (3.2)%		(57,059)
Total Net Assets - 100.0%		$1,769,472

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $114,780)	1	$(282)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2016 Russell 2000 Index Swap 0.43%[6], Terminating 07/26/16 (Notional Value $168,133)	146	$(9,217)
Goldman Sachs International July 2016 Russell 2000 Index Swap 0.40%[6], Terminating 07/26/16 (Notional Value $255,446)	222	(13,983)
Barclays Bank plc July 2016 Russell 2000 Index Swap 0.40%[6], Terminating 07/29/16 (Notional Value $1,238,204)	1,075	(21,877)
(Total Notional Value $1,661,783)		$(45,077)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Repurchase Agreements — See Note 5.
[6]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
INVERSE RUSSELL 2000® STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$449,993	$—	$—	$449,993
Mutual Funds	884,111	—	—	—	—	884,111
Repurchase Agreements	—	—	492,427	—	—	492,427
Total	$884,111	$—	$942,420	$—	$—	$1,826,531

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$282	$—	$—	$—	$282
Equity Index Swap Agreements	—	—	—	45,077	—	45,077
Total	$—	$282	$—	$45,077	$—	$45,359

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

124 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $449,993)	$449,993
Investments in affiliated issuers, at value (cost $882,718)	884,111
Repurchase agreements, at value (cost $492,427)	492,427
Total investments (cost $1,825,138)	1,826,531
Segregated cash with broker	195,400
Cash	11,711
Receivables:
Dividends	1,415
Interest	4
Total assets	2,035,061

Liabilities:
Unrealized depreciation on swap agreements	45,077
Payable for:
Fund shares redeemed	199,174
Swap settlement	4,436
Management fees	3,339
Variation margin	1,870
Securities purchased	1,415
Transfer agent and administrative fees	928
Investor service fees	928
Portfolio accounting fees	371
Miscellaneous	8,051
Total liabilities	265,589
Commitments and contingent liabilities (Note 11)	—
Net assets	$1,769,472

Net assets consist of:
Paid in capital	$6,501,175
Accumulated net investment loss	(46,171)
Accumulated net realized loss on investments	(4,641,566)
Net unrealized depreciation on investments	(43,966)
Net assets	$1,769,472
Capital shares outstanding	62,184
Net asset value per share	$28.46

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$15,660
Interest	6,688
Total investment income	22,348

Expenses:
Management fees	35,221
Transfer agent and administrative fees	9,784
Investor service fees	9,784
Portfolio accounting fees	3,913
Custodian fees	509
Trustees’ fees*	154
Line of credit fees	3
Miscellaneous	9,151
Total expenses	68,519
Net investment loss	(46,171)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(14,306)
Swap agreements	(673,926)
Futures contracts	(707,313)
Net realized loss	(1,395,545)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(99)
Investments in affiliated issuers	1,622
Swap agreements	(115,028)
Futures contracts	(282)
Net change in unrealized appreciation (depreciation)	(113,787)
Net realized and unrealized loss	(1,509,332)
Net decrease in net assets resulting from operations	$(1,555,503)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 125

INVERSE RUSSELL 2000® STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(46,171)	$(38,591)
Net realized loss on investments	(1,395,545)	(70,717)
Net change in unrealized appreciation (depreciation) on investments	(113,787)	50,651
Net decrease in net assets resulting from operations	(1,555,503)	(58,657)

Capital share transactions:
Proceeds from sale of shares	109,205,711	64,946,785
Cost of shares redeemed	(112,829,689)	(59,530,711)
Net increase (decrease) from capital share transactions	(3,623,978)	5,416,074
Net increase (decrease) in net assets	(5,179,481)	5,357,417

Net assets:
Beginning of period	6,948,953	1,591,536
End of period	$1,769,472	$6,948,953
Accumulated net investment loss at end of period	$(46,171)	$—

Capital share activity:
Shares sold	3,609,294	2,244,870
Shares redeemed	(3,781,030)	(2,064,591)
Net increase (decrease) in shares	(171,736)	180,279

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$29.71	$29.67	$32.54	$47.06	$57.52	$62.25
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.40)	(.48)	(.66)	(.90)	(1.08)
Net gain (loss) on investments (realized and unrealized)	(1.07)	.44	(2.39)	(13.86)	(9.56)	(3.65)
Total from investment operations	(1.25)	.04	(2.87)	(14.52)	(10.46)	(4.73)
Net asset value, end of period	$28.46	$29.71	$29.67	$32.54	$47.06	$57.52

Total Return[c]	(4.18%)	0.10%	(8.85%)	(30.85%)	(18.15%)	(7.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,769	$6,949	$1,592	$2,066	$3,746	$4,835
Ratios to average net assets:
Net investment income (loss)	(1.18%)	(1.39%)	(1.50%)	(1.69%)	(1.77%)	(1.77%)
Total expenses[d]	1.75%	1.71%	1.76%	1.74%	1.88%	1.82%
Portfolio turnover rate	867%	452%	415%	—	—	—

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Capital Share activity for the periods presented through January 24, 2014, has been restated to reflect a 1:3 reverse share split effective January 24, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

FUND PROFILE (Unaudited)	June 30, 2016

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	29.7%
Guggenheim Strategy Fund II	19.9%
3M Co.	0.7%
International Business Machines Corp.	0.6%
Goldman Sachs Group, Inc.	0.6%
UnitedHealth Group, Inc.	0.6%
Boeing Co.	0.5%
Home Depot, Inc.	0.5%
Johnson & Johnson	0.5%
McDonald’s Corp.	0.5%
Top Ten Total	54.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

128 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 10.7%

Industrial - 2.1%
3M Co.	413	$72,325
Boeing Co.	413	53,636
United Technologies Corp.	413	42,353
Caterpillar, Inc.	413	31,310
General Electric Co.	413	13,001
Total Industrial		212,625

Consumer, Non-cyclical - 2.0%
UnitedHealth Group, Inc.	413	58,316
Johnson & Johnson	413	50,096
Procter & Gamble Co.	413	34,969
Merck & Company, Inc.	413	23,793
Coca-Cola Co.	413	18,721
Pfizer, Inc.	413	14,542
Total Consumer, Non-cyclical		200,437

Financial - 1.9%
Goldman Sachs Group, Inc.	413	61,363
Travelers Companies, Inc.	413	49,164
Visa, Inc. — Class A	413	30,632
JPMorgan Chase & Co.	413	25,664
American Express Co.	413	25,094
Total Financial		191,917

Consumer, Cyclical - 1.5%
Home Depot, Inc.	413	52,736
McDonald’s Corp.	413	49,700
Wal-Mart Stores, Inc.	413	30,157
NIKE, Inc. — Class B	413	22,798
Total Consumer, Cyclical		155,391

Technology - 1.4%
International Business Machines Corp.	413	62,686
Apple, Inc.	413	39,483
Microsoft Corp.	413	21,133
Intel Corp.	413	13,546
Total Technology		136,848

Energy - 0.8%
Chevron Corp.	413	43,294
Exxon Mobil Corp.	413	38,715
Total Energy		82,009

Communications - 0.7%
Walt Disney Co.	413	40,400
Verizon Communications, Inc.	413	23,062
Cisco Systems, Inc.	413	11,849
Total Communications		75,311

Basic Materials - 0.3%
EI du Pont de Nemours & Co.	413	26,762

Total Common Stocks
(Cost $899,321)		1,081,300

MUTUAL FUNDS† - 49.6%
Guggenheim Strategy Fund I1	120,362	2,998,218
Guggenheim Strategy Fund II1	80,803	2,004,723
Total Mutual Funds
(Cost $4,994,478)		5,002,941

	Face Amount

REPURCHASE AGREEMENTS††,2 - 3.4%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	$233,877	233,877
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	35,198	35,198
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	35,198	35,198
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	35,198	35,198
Total Repurchase Agreements
(Cost $339,471)		339,471

Total Investments - 63.7%
(Cost $6,233,270)		$6,423,712
Other Assets & Liabilities, net - 36.3%		3,662,699
Total Net Assets - 100.0%		$10,086,411

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
DOW 2x STRATEGY FUND

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $979,660)	11	$3,295

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2016 Dow Jones Industrial Average Index Swap 0.45%[4], Terminating 07/26/16 (Notional Value $10,076,997)	562	$136,065
Barclays Bank plc July 2016 Dow Jones Industrial Average Index Swap 0.44%[4], Terminating 07/29/16 (Notional Value $8,027,875)	448	105,198
(Total Notional Value $18,104,872)		$241,263

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$1,081,300	$—	$—	$—	$—	$1,081,300
Equity Futures Contracts	—	3,295	—	—	—	3,295
Equity Index Swap Agreements	—	—	—	241,263	—	241,263
Mutual Funds	5,002,941	—	—	—	—	5,002,941
Repurchase Agreements	—	—	339,471	—	—	339,471
Total	$6,084,241	$3,295	$339,471	$241,263	$—	$6,668,270

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

130 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $899,321)	$1,081,300
Investments in affiliated issuers, at value (cost $4,994,478)	5,002,941
Repurchase agreements, at value (cost $339,471)	339,471
Total investments (cost $6,233,270)	6,423,712
Segregated cash with broker	2,253,550
Unrealized appreciation on swap agreements	241,263
Receivables:
Fund shares sold	1,194,322
Dividends	8,793
Swap settlement	3,930
Variation margin	1,686
Interest	3
Total assets	10,127,259

Liabilities:
Payable for:
Management fees	8,033
Fund shares redeemed	7,742
Securities purchased	7,452
Transfer agent and administrative fees	2,231
Investor service fees	2,231
Portfolio accounting fees	893
Miscellaneous	12,266
Total liabilities	40,848
Commitments and contingent liabilities (Note 11)	—
Net assets	$10,086,411

Net assets consist of:
Paid in capital	$12,595,050
Undistributed net investment income	7,112
Accumulated net realized loss on investments	(2,950,751)
Net unrealized appreciation on investments	435,000
Net assets	$10,086,411
Capital shares outstanding	112,785
Net asset value per share	$89.43

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers	$98,815
Dividends from securities of affiliated issuers	16,397
Interest	1,880
Total investment income	117,092

Expenses:
Management fees	55,982
Transfer agent and administrative fees	15,550
Investor service fees	15,550
Portfolio accounting fees	6,220
Professional fees	9,408
Custodian fees	728
Trustees’ fees*	494
Line of credit fees	414
Miscellaneous	5,634
Total expenses	109,980
Net investment income	7,112

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	804,610
Investments in affiliated issuers	(300)
Swap agreements	(697,394)
Futures contracts	54,073
Net realized gain	160,989
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(881,094)
Investments in affiliated issuers	7,124
Swap agreements	449,026
Futures contracts	(7,586)
Net change in unrealized appreciation (depreciation)	(432,530)
Net realized and unrealized loss	(271,541)
Net decrease in net assets resulting from operations	$(264,429)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 131

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,112	$(7,960)
Net realized gain (loss) on investments	160,989	(298,500)
Net change in unrealized appreciation (depreciation) on investments	(432,530)	150,512
Net decrease in net assets resulting from operations	(264,429)	(155,948)

Distributions to shareholders from:
Net realized gains	—	(2,429,544)
Total distributions to shareholders	—	(2,429,544)

Capital share transactions:
Proceeds from sale of shares	68,412,636	116,960,206
Distributions reinvested	—	2,429,544
Cost of shares redeemed	(79,967,087)	(114,877,453)
Net increase (decrease) from capital share transactions	(11,554,451)	4,512,297
Net increase (decrease) in net assets	(11,818,880)	1,926,805

Net assets:
Beginning of period	21,905,291	19,978,486
End of period	$10,086,411	$21,905,291
Undistributed net investment income at end of period	$7,112	$—

Capital share activity:
Shares sold	830,060	1,271,224
Shares issued from reinvestment of distributions	—	26,816
Shares redeemed	(977,369)	(1,215,370)
Net increase (decrease) in shares	(147,309)	82,670

132 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$84.22	$112.60	$169.97	$104.48	$89.19	$81.76
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	(.06)	(.40)	(.40)	(.29)	(.14)
Net gain (loss) on investments (realized and unrealized)	5.16	(2.89)	27.20	65.89	15.58	7.57
Total from investment operations	5.21	(2.95)	26.80	65.49	15.29	7.43
Less distributions from:
Net realized gains	—	(25.43)	(84.17)	—	—	—
Total distributions	—	(25.43)	(84.17)	—	—	—
Net asset value, end of period	$89.43	$84.22	$112.60	$169.97	$104.48	$89.19

Total Return[c]	6.20%	(4.22%)	16.80%	62.70%	17.15%	9.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,086	$21,905	$19,978	$23,727	$26,618	$19,124
Ratios to average net assets:
Net investment income (loss)	0.11%	(0.06%)	(0.25%)	(0.29%)	(0.29%)	(0.16%)
Total expenses[d]	1.77%	1.72%	1.76%	1.72%	1.75%	1.78%
Portfolio turnover rate	159%	212%	227%	518%	999%	587%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

FUND PROFILE (Unaudited)	June 30, 2016

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 3, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	21.0%
Guggenheim Strategy Fund II	16.5%
Total	37.5%

“Largest Holdings” excludes any temporary cash or derivative investments.

134 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
INVERSE DOW 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 37.5%
Guggenheim Strategy Fund I1	74,428	$1,854,003
Guggenheim Strategy Fund II1	58,627	1,454,547
Total Mutual Funds
(Cost $3,301,004)		3,308,550

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 8.9%
Farmer Mac[2]
0.26% due 07/05/16	$300,000	299,992
Federal Home Loan Bank[2]
0.26% due 07/01/16	250,000	250,000
Fannie Mae[3]
0.25% due 07/05/16	239,000	238,993
Total Federal Agency Discount Notes
(Cost $788,985)		788,985

REPURCHASE AGREEMENTS††,4 - 8.7%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[5]	202,418	202,418
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	187,206	187,206
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	187,206	187,206
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	187,206	187,206
Total Repurchase Agreements
(Cost $764,036)		764,036

Total Investments - 55.1%
(Cost $4,854,025)		$4,861,571
Other Assets & Liabilities, net - 44.9%		3,958,637
Total Net Assets - 100.0%		$8,820,208

	Units	Unrealized Loss

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2016 Dow Jones Industrial Average Index Swap 0.45%[6], Terminating 07/26/16 (Notional Value $3,294,321)	184	$(57,106)
Barclays Bank plc July 2016 Dow Jones Industrial Average Index Swap 0.44%[6], Terminating 07/29/16 (Notional Value $14,299,960)	798	(132,548)
(Total Notional Value $17,594,281)		$(189,654)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[6]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$788,985	$—	$—	$788,985
Mutual Funds	3,308,550	—	—	—	3,308,550
Repurchase Agreements	—	764,036	—	—	764,036
Total	$3,308,550	$1,553,021	$—	$—	$4,861,571

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$189,654	$—	$189,654

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

136 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $788,985)	$788,985
Investments in affiliated issuers, at value (cost $3,301,004)	3,308,550
Repurchase agreements, at value (cost $764,036)	764,036
Total investments (cost $4,854,025)	4,861,571
Segregated cash with broker	810,000
Receivables:
Fund shares sold	3,355,524
Dividends	5,723
Swap settlement	68
Variation margin	45
Interest	6
Total assets	9,032,937

Liabilities:
Unrealized depreciation on swap agreements	189,654
Payable for:
Securities purchased	5,723
Management fees	4,880
Transfer agent and administrative fees	1,355
Investor service fees	1,355
Portfolio accounting fees	542
Fund shares redeemed	16
Miscellaneous	9,204
Total liabilities	212,729
Commitments and contingent liabilities (Note 11)	—
Net assets	$8,820,208

Net assets consist of:
Paid in capital	$23,454,624
Accumulated net investment loss	(42,549)
Accumulated net realized loss on investments	(14,409,759)
Net unrealized depreciation on investments	(182,108)
Net assets	$8,820,208
Capital shares outstanding	317,304
Net asset value per share	$27.80

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$16,547
Interest	5,005
Total investment income	21,552

Expenses:
Management fees	32,724
Transfer agent and administrative fees	9,090
Investor service fees	9,090
Portfolio accounting fees	3,636
Professional fees	4,031
Custodian fees	426
Trustees’ fees*	220
Miscellaneous	4,884
Total expenses	64,101
Net investment loss	(42,549)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(3,670)
Swap agreements	(111,564)
Futures contracts	(673,890)
Net realized loss	(789,124)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(3)
Investments in affiliated issuers	7,007
Swap agreements	(269,471)
Futures contracts	(8,842)
Net change in unrealized appreciation (depreciation)	(271,309)
Net realized and unrealized loss	(1,060,433)
Net decrease in net assets resulting from operations	$(1,102,982)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 137

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(42,549)	$(78,880)
Net realized loss on investments	(789,124)	(1,157,578)
Net change in unrealized appreciation (depreciation) on investments	(271,309)	30,871
Net decrease in net assets resulting from operations	(1,102,982)	(1,205,587)

Capital share transactions:
Proceeds from sale of shares	79,167,486	141,164,660
Cost of shares redeemed	(74,300,811)	(137,207,906)
Net increase from capital share transactions	4,866,675	3,956,754
Net increase in net assets	3,763,693	2,751,167

Net assets:
Beginning of period	5,056,515	2,305,348
End of period	$8,820,208	$5,056,515
Accumulated net investment loss at end of period	$(42,549)	$—

Capital share activity:
Shares sold	2,525,486	4,258,112
Shares redeemed	(2,369,371)	(4,164,479)
Net increase in shares	156,115	93,633

138 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$31.37	$34.13	$43.56	$77.69	$100.18	$137.41
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.50)	(.60)	(.94)	(1.38)	(2.07)
Net gain (loss) on investments (realized and unrealized)	(3.39)	(2.26)	(8.83)	(33.19)	(21.11)	(35.16)
Total from investment operations	(3.57)	(2.76)	(9.43)	(34.13)	(22.49)	(37.23)
Net asset value, end of period	$27.80	$31.37	$34.13	$43.56	$77.69	$100.18

Total Return[c]	(11.38%)	(8.03%)	(21.77%)	(43.89%)	(22.46%)	(27.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,820	$5,057	$2,305	$2,577	$5,148	$6,972
Ratios to average net assets:
Net investment income (loss)	(1.17%)	(1.52%)	(1.51%)	(1.67%)	(1.64%)	(1.73%)
Total expenses[d]	1.76%	1.72%	1.77%	1.72%	1.75%	1.78%
Portfolio turnover rate	303%	270%	247%	—	—	—

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:10 reverse share split effective January 24, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 139

FUND PROFILE (Unaudited)	June 30, 2016

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: August 18, 1997

The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.

Largest Holdings (% of Total Net Assets)
U.S. Treasury Bond	37.1%
Guggenheim Strategy Fund I	26.5%
Guggenheim Strategy Fund II	6.1%
Total	69.7%

“Largest Holdings” excludes any temporary cash or derivative investments.

140 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 32.6%
Guggenheim Strategy Fund I1	359,651	$8,958,908
Guggenheim Strategy Fund II1	82,890	2,056,497
Total Mutual Funds
(Cost $11,012,153)		11,015,405

	Face Amount

U.S. GOVERNMENT SECURITIES†† - 37.2%
U.S. Treasury Bond
2.50% due 05/15/46	$12,000,000	12,523,124
Total U.S. Government Securities
(Cost $11,778,816)		12,523,124

FEDERAL AGENCY DISCOUNT NOTES†† - 5.9%
Federal Home Loan Bank[2]
0.27% due 07/05/16	600,000	599,982
0.25% due 07/01/16	550,000	550,000
Total Federal Home Loan Bank		1,149,982
Farmer Mac[2]
0.26% due 07/05/16	500,000	499,986
Freddie Mac[3]
0.20% due 07/05/16	350,000	349,992
Total Federal Agency Discount Notes
(Cost $1,999,960)		1,999,960

REPURCHASE AGREEMENTS††,4 - 25.3%
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	2,849,540	2,849,540
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	2,849,539	2,849,539
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	2,849,539	2,849,539
Total Repurchase Agreements
(Cost $8,548,618)		8,548,618

Total Investments - 101.0%
(Cost $33,339,547)		$34,087,107
Other Assets & Liabilities, net - (1.0)%		(329,103)
Total Net Assets - 100.0%		$33,758,004

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $32,302,344)	173	$987,339

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$—	$1,999,960	$—	$1,999,960
Interest Rate Futures Contracts	—	987,339	—	—	987,339
Mutual Funds	11,015,405	—	—	—	11,015,405
Repurchase Agreements	—	—	8,548,618	—	8,548,618
U.S. Government Securities	—	—	12,523,124	—	12,523,124
Total	$11,015,405	$987,339	$23,071,702	$—	$35,074,446

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

142 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $13,778,776)	$14,523,084
Investments in affiliated issuers, at value (cost $11,012,153)	11,015,405
Repurchase agreements, at value (cost $8,548,618)	8,548,618
Total investments (cost $33,339,547)	34,087,107
Segregated cash with broker	795,800
Receivables:
Fund shares sold	662,516
Interest	38,391
Dividends	5,981
Total assets	35,589,795

Liabilities:
Payable for:
Securities purchased	1,319,059
Fund shares redeemed	359,902
Variation margin	97,313
Management fees	10,597
Investor service fees	5,299
Transfer agent and administrative fees	4,239
Portfolio accounting fees	2,119
Miscellaneous	33,263
Total liabilities	1,831,791
Commitments and contingent liabilities (Note 11)	—
Net assets	$33,758,004

Net assets consist of:
Paid in capital	$39,885,293
Undistributed net investment income	1,236
Accumulated net realized loss on investments	(7,863,424)
Net unrealized appreciation on investments	1,734,899
Net assets	$33,758,004
Capital shares outstanding	944,578
Net asset value per share	$35.74

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Interest	$357,629
Dividends from securities of affiliated issuers	36,827
Total investment income	394,456

Expenses:
Management fees	88,636
Transfer agent and administrative fees	35,455
Investor service fees	44,318
Portfolio accounting fees	17,727
Professional fees	20,303
Custodian fees	2,086
Trustees’ fees*	1,024
Line of credit fees	225
Miscellaneous	11,802
Total expenses	221,576
Net investment income	172,880

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,008,640
Investments in affiliated issuers	(8,680)
Futures contracts	2,254,191
Net realized gain	5,254,151
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	672,759
Investments in affiliated issuers	1,415
Futures contracts	1,011,336
Net change in unrealized appreciation (depreciation)	1,685,510
Net realized and unrealized gain	6,939,661
Net increase in net assets resulting from operations	$7,112,541

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 143

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$172,880	$205,264
Net realized gain on investments	5,254,151	1,904,943
Net change in unrealized appreciation (depreciation) on investments	1,685,510	(1,515,744)
Net increase in net assets resulting from operations	7,112,541	594,463

Distributions to shareholders from:
Net investment income	(173,070)	(203,838)
Net realized gains	—	(4,934,970)
Total distributions to shareholders	(173,070)	(5,138,808)

Capital share transactions:
Proceeds from sale of shares	167,279,599	266,438,853
Distributions reinvested	173,070	5,138,808
Cost of shares redeemed	(158,005,963)	(277,664,525)
Net increase (decrease) from capital share transactions	9,446,706	(6,086,864)
Net increase (decrease) in net assets	16,386,177	(10,631,209)

Net assets:
Beginning of period	17,371,827	28,003,036
End of period	$33,758,004	$17,371,827
Undistributed net investment income at end of period	$1,236	$1,426

Capital share activity:
Shares sold	5,233,489	7,827,743
Shares issued from reinvestment of distributions	5,352	180,080
Shares redeemed	(4,878,505)	(8,042,148)
Net increase (decrease) in shares	360,336	(34,325)

144 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014[f]	Year Ended December 31, 2013[f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[e,f]
Per Share Data
Net asset value, beginning of period	$29.73	$45.27	$33.88	$45.61	$59.16	$42.61
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.32	.29	.33	.42	.87
Net gain (loss) on investments (realized and unrealized)	6.00	(3.29)	11.38	(8.52)	1.96	16.55
Total from investment operations	6.16	(2.97)	11.67	(8.19)	2.38	17.42
Less distributions from:
Net investment income	(.15)	(.31)	(.28)	(.33)	(.42)	(.87)
Net realized gains	—	(12.26)	—	(3.21)	(15.51)	—
Total distributions	(.15)	(12.57)	(.28)	(3.54)	(15.93)	(.87)
Net asset value, end of period	$35.74	$29.73	$45.27	$33.88	$45.61	$59.16

Total Return[c]	20.76%	(5.09%)	34.67%	(18.25%)	3.01%	41.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$33,758	$17,372	$28,003	$9,994	$21,149	$41,258
Ratios to average net assets:
Net investment income (loss)	0.98%	0.86%	0.72%	0.78%	0.71%	1.81%
Total expenses[d]	1.25%	1.21%	1.26%	1.24%	1.28%	1.29%
Portfolio turnover rate	675%	1,800%	1,763%	3,661%	3,230%	2,585%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the period presented through December 1, 2011, have been restated to reflect a 1:2 reverse share split effective December 2, 2011.
[f]	Reverse share split — Per share amounts for the periods presented through January 24, 2014, have been restated to reflect a 1:3 reverse share split effective January 24, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 145

FUND PROFILE (Unaudited)	June 30, 2016

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: May 1, 2003

The Fund invests principally in short sales and derivative investments such as futures contracts.

Largest Long Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	30.7%
Guggenheim Strategy Fund II	23.6%
Total	54.3%

“Largest Long Holdings” excludes any temporary cash or derivative investments.

146 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 54.3%
Guggenheim Strategy Fund I1	35,974	$896,104
Guggenheim Strategy Fund II1	27,756	688,616
Total Mutual Funds
(Cost $1,578,795)		1,584,720

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 17.1%
Farmer Mac[2]
0.26% due 07/05/16	$300,000	299,992
Freddie Mac[3]
0.21% due 07/05/16	200,000	199,995
Total Federal Agency Discount Notes
(Cost $499,987)		499,987

FEDERAL AGENCY NOTES†† - 14.2%
Federal Home Loan Bank[2]
0.49% due 02/17/17[4]	275,000	275,018
Federal Farm Credit Bank[2]
0.54% due 11/21/16[4]	140,000	140,056
Total Federal Agency Notes
(Cost $414,631)		415,074

REPURCHASE AGREEMENTS†† - 193.0%
Individual Repurchase Agreements[5]
Barclays Capital issued 06/30/16 at (0.25)% due 07/01/16 (secured by a U.S. Treasury Bond, at a rate of 2.50% and maturing 05/15/46 as collateral, with a value of $3,441,768) to be repurchased at $3,374,227	3,374,250	3,374,250

Joint Repurchase Agreements[6]
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	753,283	753,283
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	753,283	753,283
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	753,283	753,283
Total Repurchase Agreements
(Cost $5,634,099)		5,634,099

Total Investments - 278.6%
(Cost $8,127,512)		$8,133,880

U.S. Government Securities Sold Short†† - (60.8)%
U.S. Treasury Bond
2.50% due 05/15/46	1,700,000	(1,774,110)
Total U.S. Government Securities Sold Short
(Proceeds $1,782,287)		(1,774,110)
Other Assets & Liabilities, net - (117.8)%		(3,440,358)
Total Net Assets - 100.0%		$2,919,412

	Contracts	Unrealized Loss

INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $1,307,031)	7	$(43,875)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[5]	All or a portion of this security is pledged as short collateral at June 30, 2016.
[6]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 147

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$—	$499,987	$—	$499,987
Federal Agency Notes	—	—	415,074	—	415,074
Mutual Funds	1,584,720	—	—	—	1,584,720
Repurchase Agreements	—	—	5,634,099	—	5,634,099
Total	$1,584,720	$—	$6,549,160	$—	$8,133,880

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Interest Rate Futures Contracts	$—	$43,875	$—	$—	$43,875
U.S. Government Securities	—	—	1,774,110	—	1,774,110
Total	$—	$43,875	$1,774,110	$—	$1,817,985

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

148 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $914,618)	$915,061
Investments in affiliated issuers, at value (cost $1,578,795)	1,584,720
Repurchase agreements, at value (cost $5,634,099)	5,634,099
Total investments (cost $8,127,512)	8,133,880
Segregated cash with broker	36,800
Receivables:
Interest	5,360
Variation margin	4,405
Dividends	4,298
Fund shares sold	1,714
Total assets	8,186,457

Liabilities:
Securities sold short, at value (proceeds $1,782,287)	1,774,110
Payable for:
Fund shares redeemed	1,790,201
Securities purchased	1,674,048
Management fees	3,347
Transfer agent and administrative fees	930
Investor service fees	930
Portfolio accounting fees	372
Miscellaneous	23,107
Total liabilities	5,267,045
Commitments and contingent liabilities (Note 11)	—
Net assets	$2,919,412

Net assets consist of:
Paid in capital	$10,714,528
Accumulated net investment loss	(77,183)
Accumulated net realized loss on investments	(7,688,603)
Net unrealized depreciation on investments	(29,330)
Net assets	$2,919,412
Capital shares outstanding	97,460
Net asset value per share	$29.95

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$19,172
Interest	4,672
Total investment income	23,844

Expenses:
Management fees	24,135
Transfer agent and administrative fees	6,704
Investor service fees	6,704
Portfolio accounting fees	2,682
Short interest expense	55,362
Custodian fees	313
Trustees’ fees*	241
Miscellaneous	4,886
Total expenses	101,027
Net investment loss	(77,183)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	3,519
Futures contracts	(183,363)
Securities sold short	(579,380)
Net realized loss	(759,224)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	36
Investments in affiliated issuers	6,983
Securities sold short	(10,307)
Futures contracts	(46,716)
Net change in unrealized appreciation (depreciation)	(50,004)
Net realized and unrealized loss	(809,228)
Net decrease in net assets resulting from operations	$(886,411)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 149

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(77,183)	$(234,861)
Net realized loss on investments	(759,224)	(209,902)
Net change in unrealized appreciation (depreciation) on investments	(50,004)	169,941
Net decrease in net assets resulting from operations	(886,411)	(274,822)

Capital share transactions:
Proceeds from sale of shares	40,153,899	88,735,874
Cost of shares redeemed	(41,087,872)	(90,315,929)
Net decrease from capital share transactions	(933,973)	(1,580,055)
Net decrease in net assets	(1,820,384)	(1,854,877)

Net assets:
Beginning of period	4,739,796	6,594,673
End of period	$2,919,412	$4,739,796
Accumulated net investment loss at end of period	$(77,183)	$—

Capital share activity:
Shares sold	1,238,968	2,459,325
Shares redeemed	(1,274,195)	(2,509,053)
Net decrease in shares	(35,227)	(49,728)

150 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$35.72	$36.15	$53.27	$46.20	$49.27	$70.80
Income (loss) from investment operations:
Net investment income (loss)[b]	(.47)	(1.21)	(1.80)	(1.80)	(1.70)	(3.15)
Net gain (loss) on investments (realized and unrealized)	(5.30)	.78	(11.20)	8.87	(1.37)	(18.38)
Total from investment operations	(5.77)	(.43)	(13.00)	7.07	(3.07)	(21.53)
Less distributions from:
Net realized gains	—	—	(4.12)	—	—	—
Total distributions	—	—	(4.12)	—	—	—
Net asset value, end of period	$29.95	$35.72	$36.15	$53.27	$46.20	$49.27

Total Return[c]	(16.10%)	(1.22%)	(24.91%)	15.26%	(6.19%)	(30.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,919	$4,740	$6,595	$19,598	$8,370	$6,822
Ratios to average net assets:
Net investment income (loss)	(2.88%)	(3.39%)	(3.90%)	(3.56%)	(3.53%)	(4.83%)
Total expenses[d,f]	3.77%	3.66%	4.10%	3.59%	3.70%	4.89%
Portfolio turnover rate	765%	1,305%	2,537%	5,999%	6,326%	2,031%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through January 24, 2014, have been restated to reflect a 1:5 reverse share split effective January 24, 2014.
[f]	Total expenses may include interest expense related to short sales. Excluding interest expense, the operating expense ratios for the periods presented would be:

06/30/16	2015	2014	2013	2012	2011
1.70%	1.65%	1.71%	1.69%	1.72%	1.76%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 151

FUND PROFILE (Unaudited)	June 30, 2016

HIGH YIELD STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 15, 2014

The Fund invests principally in derivative investments such as high yield credit default swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	32.2%
Guggenheim Strategy Fund II	19.3%
iShares iBoxx $ High Yield Corporate Bond ETF	9.2%
SPDR Barclays High Yield Bond ETF	9.1%
Total	69.8%

“Largest Holdings” excludes any temporary cash or derivative investments.

152 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
HIGH YIELD STRATEGY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 18.3%
iShares iBoxx $ High Yield Corporate Bond ETF	11,790	$998,495
SPDR Barclays High Yield Bond ETF	27,448	979,894
Total Exchange-Traded Funds
(Cost $1,862,263)		1,978,389

MUTUAL FUNDS† - 51.5%
Guggenheim Strategy Fund I1	140,113	3,490,213
Guggenheim Strategy Fund II1	84,316	2,091,876
Total Mutual Funds
(Cost $5,570,034)		5,582,089

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 8.3%
Federal Home Loan Bank[2]
0.25% due 07/01/16	$300,000	300,000
Fannie Mae[3]
0.25% due 07/05/16	300,000	299,992
Farmer Mac[2]
0.26% due 07/05/16	300,000	299,991
Total Federal Agency Discount Notes
(Cost $899,983)		899,983

REPURCHASE AGREEMENTS††,4 - 23.1%
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	833,867	833,867
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	833,866	833,866
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	833,866	833,866
Total Repurchase Agreements
(Cost $2,501,599)		2,501,599

Total Investments - 101.2%
(Cost $10,833,879)		$10,962,060
Other Assets & Liabilities, net - (1.2)%		(126,540)
Total Net Assets - 100.0%		$10,835,520

	Contracts	Unrealized Gain

INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $7,329,844)	60	$69,115

CENTRALLY CLEARED CREDIT DEFAULT SWAP agreements protection sold††

Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.26 Index	Barclays Bank plc	ICE	5.00%	06/20/21	$8,600,000	$(8,875,200)	$153,313	$121,887

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.
plc — Public Limited Company
CDX.NA.HY.26 Index — Credit Default Swap North American High Yield Series 26 Index
ICE — Intercontinental Exchange

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 153

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
HIGH YIELD STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swap Agreements	$—	$—	$—	$121,887	$—	$121,887
Exchange-Traded Funds	1,978,389	—	—	—	—	1,978,389
Federal Agency Discount Notes	—	—	899,983	—	—	899,983
Interest Rate Futures Contracts	—	69,115	—	—	—	69,115
Mutual Funds	5,582,089	—	—	—	—	5,582,089
Repurchase Agreements	—	—	2,501,599	—	—	2,501,599
Total	$7,560,478	$69,115	$3,401,582	$121,887	$—	$11,153,062

*	Other financial instruments include futures contracts and credit default swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

154 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $2,762,246)	$2,878,372
Investments in affiliated issuers, at value (cost $5,570,034)	5,582,089
Repurchase agreements, at value (cost $2,501,599)	2,501,599
Total investments (cost $10,833,879)	10,962,060
Segregated cash with broker	292,413
Unamortized upfront premiums paid on credit default swaps	153,313
Unrealized appreciation on swap agreements	121,887
Receivables:
Fund shares sold	314,530
Interest	13,161
Dividends	6,587
Variation margin	4,529
Total assets	11,868,480

Liabilities:
Payable for:
Securities purchased	1,016,201
Management fees	4,466
Transfer agent and administrative fees	1,489
Investor service fees	1,489
Portfolio accounting fees	596
Fund shares redeemed	216
Miscellaneous	8,503
Total liabilities	1,032,960
Commitments and contingent liabilities (Note 11)	—
Net assets	$10,835,520

Net assets consist of:
Paid in capital	$10,472,979
Undistributed net investment income	360,739
Accumulated net realized loss on investments	(317,381)
Net unrealized appreciation on investments	319,183
Net assets	$10,835,520
Capital shares outstanding	401,144
Net asset value per share	$27.01

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers	$46,946
Dividends from securities of affiliated issuers	32,001
Interest	2,164
Total investment income	81,111

Expenses:
Management fees	26,371
Transfer agent and administrative fees	8,790
Investor service fees	8,790
Portfolio accounting fees	3,516
Professional fees	4,166
Custodian fees	507
Trustees’ fees*	220
Line of credit fees	55
Miscellaneous	2,352
Total expenses	54,767
Net investment income	26,344

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(19,122)
Investments in affiliated issuers	(4,167)
Swap agreements	67,679
Futures contracts	110,210
Net realized gain	154,600
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	116,910
Investments in affiliated issuers	16,693
Swap agreements	71,632
Futures contracts	60,506
Net change in unrealized appreciation (depreciation)	265,741
Net realized and unrealized gain	420,341
Net increase in net assets resulting from operations	$446,685

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

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HIGH YIELD STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$26,344	$(43,028)
Net realized gain (loss) on investments	154,600	(81,035)
Net change in unrealized appreciation (depreciation) on investments	265,741	8,074
Net increase (decrease) in net assets resulting from operations	446,685	(115,989)

Distributions to shareholders from:
Net investment income	—	(27,769)
Total distributions to shareholders	—	(27,769)

Capital share transactions:
Proceeds from sale of shares	28,772,627	50,229,837
Distributions reinvested	—	27,769
Cost of shares redeemed	(25,134,995)	(47,422,311)
Net increase from capital share transactions	3,637,632	2,835,295
Net increase in net assets	4,084,317	2,691,537

Net assets:
Beginning of period	6,751,203	4,059,666
End of period	$10,835,520	$6,751,203
Undistributed net investment income at end of period	$360,739	$334,395

Capital share activity:
Shares sold	1,119,712	1,970,506
Shares issued from reinvestment of distributions	—	1,083
Shares redeemed	(988,002)	(1,862,155)
Net increase in shares	131,710	109,434

156 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Period Ended December 31, 2014[b]
Per Share Data
Net asset value, beginning of period	$25.06	$25.37	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.10	(.10)	(.03)
Net gain (loss) on investments (realized and unrealized)	1.85	(.09)	.40
Total from investment operations	1.95	(.19)	.37
Less distributions from:
Net investment income	—	(.12)	—
Total distributions	—	(.12)	—
Net asset value, end of period	$27.01	$25.06	$25.37

Total Return[d]	7.74%	(0.71%)	1.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,836	$6,751	$4,060
Ratios to average net assets:
Net investment income (loss)	0.75%	(0.39%)	(0.51%)
Total expenses[e]	1.56%	1.49%	1.57%
Portfolio turnover rate	182%	258%	—

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: October 15, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 157

FUND PROFILE (Unaudited)	June 30, 2016

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.

Holdings Diversification (Market Exposure as % of Net Assets)

FADN – Federal Agency Discount Note
FAN – Federal Agency Note

Inception Date: May 7, 1997

The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.

158 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
U.S. GOVERNMENT MONEY MARKET FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 62.2%
Federal Home Loan Bank[1]
0.32% due 08/17/16	$10,000,000	$9,995,705
0.32% due 08/26/16	10,000,000	9,994,898
0.40% due 09/14/16	10,000,000	9,991,562
0.37% due 09/19/16	5,000,000	4,995,778
0.41% due 08/19/16	900,000	899,486
0.35% due 08/10/16	800,000	799,684
0.36% due 08/15/16	395,000	394,822
Total Federal Home Loan Bank		37,071,935
Fannie Mae[2]
0.16% due 07/05/16	20,000,000	19,999,555
0.25% due 07/05/16	800,000	799,978
Total Fannie Mae		20,799,533
Farmer Mac[1]
0.55% due 09/26/16	1,000,000	998,671
Total Federal Agency Discount Notes
(Cost $58,870,139)		58,870,139

FEDERAL AGENCY NOTES†† - 38.7%
Federal Farm Credit Bank[1]
0.47% due 02/21/17[3]	5,000,000	5,000,000
0.55% due 07/01/16[3]	5,000,000	4,999,999
0.53% due 07/20/16[3]	4,000,000	4,000,170
Total Federal Farm Credit Bank		14,000,169
Farmer Mac[1]
0.51% due 05/11/17[3]	5,000,000	4,999,638
0.50% due 10/06/16[3]	4,000,000	4,000,435
0.83% due 10/03/16	126,000	126,021
Total Farmer Mac		9,126,094

Federal Home Loan Bank[1]
0.48% due 08/26/16[3]	3,000,000	3,000,522
0.38% due 07/22/16	1,000,000	1,000,032
0.54% due 10/19/16[3]	1,000,000	1,000,000
Total Federal Home Loan Bank		5,000,554
Fannie Mae[2]
0.38% due 07/05/16	3,000,000	2,999,971
5.38% due 07/15/16	1,903,000	1,906,735
Total Fannie Mae		4,906,706
Freddie Mac[2]
5.13% due 10/18/16	3,500,000	3,546,958
Total Federal Agency Notes
(Cost $36,580,481)		36,580,481

REPURCHASE AGREEMENTS††,4 - 44.0%
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	13,868,354	13,868,354
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	13,868,353	13,868,353
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	13,868,353	13,868,353
Total Repurchase Agreements
(Cost $41,605,060)		41,605,060

Total Investments - 144.9%
(Cost $137,055,680)		$137,055,680
Other Assets & Liabilities, net - (44.9)%		(42,465,047)
Total Net Assets - 100.0%		$94,590,633

††	Value determined based on Level 2 inputs — See Note 4.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[4]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$58,870,139	$—	$58,870,139
Federal Agency Notes	—	36,580,481	—	36,580,481
Repurchase Agreements	—	41,605,060	—	41,605,060
Total	$—	$137,055,680	$—	$137,055,680

For the period ended June 30, 2016, there were no transfers between levels.

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U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $95,450,620)	$95,450,620
Repurchase agreements, at value (cost $41,605,060)	41,605,060
Total investments (cost $137,055,680)	137,055,680
Receivables:
Interest	109,330
Total assets	137,165,010

Liabilities:
Payable for:
Securities purchased	34,990,231
Fund shares redeemed	7,464,701
Portfolio accounting fees	6,759
Transfer agent and administrative fees	4,514
Miscellaneous	108,172
Total liabilities	42,574,377
Commitments and contingent liabilities (Note 11)	—
Net assets	$94,590,633

Net assets consist of:
Paid in capital	$94,561,761
Undistributed net investment income	1
Accumulated net realized gain on investments	28,871
Net unrealized appreciation on investments	—
Net assets	$94,590,633
Capital shares outstanding	94,581,363
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Interest	$185,394
Total investment income	185,394

Expenses:
Management fees	243,375
Transfer agent and administrative fees	97,351
Investor service fees	121,688
Portfolio accounting fees	48,674
Professional fees	72,000
Custodian fees	5,708
Trustees’ fees*	3,664
Miscellaneous	16,276
Total expenses	608,736
Less:
Expenses waived by service company	(58,257)
Expenses waived by distributor	(121,701)
Expenses waived by Adviser	(243,402)
Total waived expenses	(423,360)
Net expenses	185,376
Net investment income	18

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	13,806
Net realized gain	13,806
Net increase in net assets resulting from operations	$13,824

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

160 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18	$38
Net realized gain on investments	13,806	17,409
Net increase in net assets resulting from operations	13,824	17,447

Distributions to shareholders from:
Net investment income	(18)	(37)
Total distributions to shareholders	(18)	(37)

Capital share transactions:
Proceeds from sale of shares	232,269,661	570,478,716
Distributions reinvested	18	37
Cost of shares redeemed	(236,871,220)	(569,675,773)
Net increase (decrease) from capital share transactions	(4,601,541)	802,980
Net increase (decrease) in net assets	(4,587,735)	820,390

Net assets:
Beginning of period	99,178,368	98,357,978
End of period	$94,590,633	$99,178,368
Undistributed net investment income at end of period	$1	$1

Capital share activity:
Shares sold	232,269,661	570,478,716
Shares issued from reinvestment of distributions	18	37
Shares redeemed	(236,871,220)	(569,675,773)
Net increase (decrease) in shares	(4,601,541)	802,980

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U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	— [b]	— [b]	— [b]	— [b]	— [b]	— [b]
Total from investment operations	— [b]	— [b]	— [b]	— [b]	— [b]	— [b]
Less distributions from:
Net investment income	(—)[b]	(—)[b]	(—)[b]	(—)[b]	(—)[b]	(—)[b]
Net realized gains	—	—	—	(—)[b]	(—)[b]	—
Total distributions	(—)[b]	(—)[b]	(—)[b]	(—)[b]	(—)[b]	(—)[b]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[c]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$94,591	$99,178	$98,358	$98,655	$130,981	$196,640
Ratios to average net assets:
Net investment income (loss)	— [e]	— [e]	— [e]	— [e]	— [e]	— [e]
Total expenses	1.25%	1.20%	1.26%	1.23%	1.27%	1.29%
Net expenses[d]	0.38%	0.13%	0.05%	0.07%	0.13%	0.09%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Less than $0.01 per share.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Less than 0.01%.

162 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. At June 30, 2016, the Trust consisted of fifty-two funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the Nova Fund, Inverse S&P 500® Strategy Fund, NASDAQ-100® Fund, Inverse NASDAQ-100® Strategy Fund, S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Mid-Cap Strategy Fund, Russell 2000® 2x Strategy Fund, Russell 2000® 1.5x Strategy Fund, Inverse Russell 2000® Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse Government Long Bond Strategy Fund, High Yield Strategy Fund and U.S. Government Money Market Fund (the “Funds”), each a non-diversified investment company, with the exception of U.S. Government Money Market Fund which is a diversified investment company.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has

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been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

With the exception of the U.S. Government Money Market Fund, U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Credit default swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Upfront payments received or made by a Fund on credit default swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Dividends from net investment income are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Normally, all such distributions of a fund will automatically be reinvested without charge in additional shares of the same fund. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.30% at June 30, 2016.

I. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

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The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$655,744	$—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	581,366
NASDAQ-100® Fund	Index exposure, Liquidity	4,421,085	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	312,433
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	1,535,794	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	2,315,746	—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	2,562,763	—
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	82,825	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	1,286,413	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	166,965
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	3,263,393	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	496,831
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	23,327,344	—
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	—	1,248,297
High Yield Strategy Fund	Duration, Index exposure, Liquidity	5,790,656	—

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Nova Fund	Index exposure, Leverage, Liquidity	$24,983,695	$—
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	—	10,848,847
NASDAQ-100® Fund	Index exposure, Liquidity	24,327,841	—
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	—	2,521,948
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	29,761,131	—
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	46,054,286	—
Mid-Cap 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	7,289,883	—
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	—	631,650
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	4,923,052	—
Russell 2000® 1.5x Strategy Fund	Index exposure, Leverage, Liquidity	6,837,274	—
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	—	3,624,546
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	17,392,960	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	14,671,439

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a quarterly basis:

		Average Notional
Fund	Use	Long
High Yield Strategy Fund	Index exposure, Liquidity	$6,909,386

The table on page 153 included in the Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of June 30, 2016.

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Variation margin	Variation margin
Equity/Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2016:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at June 30, 2016
Nova Fund	$—	$962,319	$—	$—	$962,319
NASDAQ-100® Fund	—	660,786	—	—	660,786
S&P 500® 2x Strategy Fund	—	1,176,930	—	—	1,176,930
NASDAQ-100® 2x Strategy Fund	—	973,501	—	—	973,501
Mid-Cap 1.5x Strategy Fund	7,193	213,877	—	—	221,070
Russell 2000® 2x Strategy Fund	—	255,797	—	—	255,797
Russell 2000® 1.5x Strategy Fund	—	222,856	—	—	222,856
Dow 2x Strategy Fund	3,295	241,263	—	—	244,558
Government Long Bond 1.2x Strategy Fund	—	—	987,339	—	987,339
High Yield Strategy Fund	—	—	69,115	121,887	191,002

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Futures Interest Rate Contracts*	Swaps Credit Default Contracts	Total Value at June 30, 2016
Inverse S&P 500® Strategy Fund	$—	$211,793	$—	$—	$211,793
NASDAQ-100® Fund	463	—	—	—	463
Inverse NASDAQ-100® Strategy Fund	30	76,083	—	—	76,113
NASDAQ-100® 2x Strategy Fund	2,076	—	—	—	2,076
Inverse Mid-Cap Strategy Fund	—	16,745	—	—	16,745
Russell 2000® 1.5x Strategy Fund	3,426	—	—	—	3,426
Inverse Russell 2000® Strategy Fund	282	45,077	—	—	45,359
Inverse Dow 2x Strategy Fund	—	189,654	—	—	189,654
Inverse Government Long Bond Strategy Fund	—	—	43,875	—	43,875

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity/Credit contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Nova Fund	$(53,270)	$(526,087)	$—	$—	$(579,357)
Inverse S&P 500® Strategy Fund	(108,332)	(96,797)	—	—	(205,129)
NASDAQ-100® Fund	(675,293)	(3,271,802)	—	—	(3,947,095)
Inverse NASDAQ-100® Strategy Fund	(87,787)	(106,410)	—	—	(194,197)
S&P 500® 2x Strategy Fund	(36,073)	1,253,262	—	—	1,217,189
NASDAQ-100® 2x Strategy Fund	(539,905)	(4,818,928)	—	—	(5,358,833)
Mid-Cap 1.5x Strategy Fund	(9,270)	(677,738)	—	—	(687,008)
Inverse Mid-Cap Strategy Fund	(17,086)	(105,602)	—	—	(122,688)
Russell 2000® 2x Strategy Fund	(50,649)	(152,774)	—	—	(203,423)
Russell 2000® 1.5x Strategy Fund	(21,373)	(173,739)	—	—	(195,112)
Inverse Russell 2000® Strategy Fund	(707,313)	(673,926)	—	—	(1,381,239)
Dow 2x Strategy Fund	54,073	(697,394)	—	—	(643,321)
Inverse Dow 2x Strategy Fund	(673,890)	(111,564)	—	—	(785,454)
Government Long Bond 1.2x Strategy Fund	—	—	2,254,191	—	2,254,191
Inverse Government Long Bond Strategy Fund	—	—	(183,363)	—	(183,363)
High Yield Strategy Fund	—	—	110,210	67,679	177,889

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Interest Rate Contracts	Swaps Credit Default Contracts	Total
Nova Fund	$—	$1,134,815	$—	$—	$1,134,815
Inverse S&P 500® Strategy Fund	—	(270,204)	—	—	(270,204)
NASDAQ-100® Fund	49,324	905,406	—	—	954,730
Inverse NASDAQ-100® Strategy Fund	(1,536)	(86,420)	—	—	(87,956)
S&P 500® 2x Strategy Fund	—	1,388,543	—	—	1,388,543
NASDAQ-100® 2x Strategy Fund	(29,823)	1,527,409	—	—	1,497,586
Mid-Cap 1.5x Strategy Fund	(77,836)	346,527	—	—	268,691
Inverse Mid-Cap Strategy Fund	—	(22,184)	—	—	(22,184)
Russell 2000® 2x Strategy Fund	—	296,987	—	—	296,987
Russell 2000® 1.5x Strategy Fund	(3,426)	268,183	—	—	264,757
Inverse Russell 2000® Strategy Fund	(282)	(115,028)	—	—	(115,310)
Dow 2x Strategy Fund	(7,586)	449,026	—	—	441,440
Inverse Dow 2x Strategy Fund	(8,842)	(269,471)	—	—	(278,313)
Government Long Bond 1.2x Strategy Fund	—	—	1,011,336	—	1,011,336
Inverse Government Long Bond Strategy Fund	—	—	(46,716)	—	(46,716)
High Yield Strategy Fund	—	—	60,506	71,632	132,138

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

170 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Nova Fund	0.75%
Inverse S&P 500® Strategy Fund	0.90%
NASDAQ-100® Fund	0.75%
Inverse NASDAQ-100® Strategy Fund	0.90%
S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Mid-Cap 1.5x Strategy Fund	0.90%
Inverse Mid-Cap Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Russell 2000® 1.5x Strategy Fund	0.90%
Inverse Russell 2000® Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Government Long Bond 1.2x Strategy Fund	0.50%
Inverse Government Long Bond Strategy Fund	0.90%
High Yield Strategy Fund	0.75%
U.S. Government Money Market Fund	0.50%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rates below, based on the average daily net assets of the Funds. For these services, RFS receives the following:

Fund	Transfer Agent and Administrative Fees (as a % of Net Assets)
Government Long Bond 1.2x Strategy Fund	0.20%
U.S. Government Money Market Fund	0.20%
Remaining Funds	0.25%

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, shareholder investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. GI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When shareholder investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

At June 30, 2016, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of outstanding shares owned
Inverse S&P 500® Strategy Fund	32%
Inverse NASDAQ-100® Strategy Fund	34%
NASDAQ-100® 2x Strategy Fund	31%
Mid-Cap 1.5x Strategy Fund	41%
Russell 2000® 2x Strategy Fund	62%
Dow 2x Strategy Fund	28%
Inverse Dow 2x Strategy Fund	21%
Inverse Government Long Bond Strategy Fund	36%
High Yield Strategy Fund	73%
U.S. Government Money Market Fund	94%

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Deutsche Bank AG			U.S. Treasury Notes
0.37%			2.25%
Due 07/01/16	$28,163,334	$28,163,623	11/15/24	$26,922,700	$28,726,703

HSBC Group			U.S. Treasury Strips
0.26%			0.00%
Due 07/01/16	28,163,334	28,163,537	11/15/38	47,017,800	28,726,613

Royal Bank of Canada			U.S. TIP Notes
0.33%			0.13%
Due 07/01/16	28,163,334	28,163,592	07/15/24	14,955,000	15,225,340
			U.S. Treasury Notes
			2.25%
			11/15/25	12,838,500	13,501,270
				27,793,500	28,726,610

UMB Financial Corp.			U.S. Treasury Notes
0.26%			1.00% - 3.00%
Due 07/01/16	12,116,651	12,116,738	02/28/17 -12/31/19	12,217,900	12,359,007

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

			Gross Amounts	Net Amount of Assets Presented	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Offset In the Statements of Assets and Liabilities	on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Nova Fund	Swap equity contracts	$962,319	$—	$962,319	$—	$—	$962,319
NASDAQ-100® Fund	Swap equity contracts	660,786	—	660,786	—	—	660,786
S&P 500® 2x Strategy Fund	Swap equity contracts	1,176,930	—	1,176,930	—	—	1,176,930
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	973,501	—	973,501	—	—	973,501
Mid-Cap 1.5x Strategy Fund	Swap equity contracts	213,877	—	213,877	—	—	213,877
Russell 2000® 2x Strategy Fund	Swap equity contracts	255,797	—	255,797	—	—	255,797
Russell 2000® 1.5x Strategy Fund	Swap equity contracts	222,856	—	222,856	—	—	222,856
Dow 2x Strategy Fund	Swap equity contracts	241,263	—	241,263	—	—	241,263

			Gross Amounts	Net Amount of Liabilities Presented	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Offset In the Statements of Assets and Liabilities	on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse S&P 500® Strategy Fund	Swap equity contracts	$211,793	$—	$211,793	$211,793	$—	$—
Inverse NASDAQ-100® Strategy Fund	Swap equity contracts	76,083	—	76,083	76,083	—	—
Inverse Mid-Cap Strategy Fund	Swap equity contracts	16,745	—	16,745	16,745	—	—
Inverse Russell 2000® Strategy Fund	Swap equity contracts	45,077	—	45,077	45,077	—	—
Inverse Dow 2x Strategy Fund	Swap equity contracts	189,654	—	189,654	189,654	—	—

[1]	Exchange-traded futures and centrally cleared swaps are excluded from these reported amounts.

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Nova Fund	$25,000,424	$1,238,210	$(20,033)	$1,218,177
Inverse S&P 500® Strategy Fund	9,196,093	8,548	—	8,548
NASDAQ-100® Fund	37,880,987	9,182,891	(183,209)	8,999,682
Inverse NASDAQ-100® Strategy Fund	2,763,836	4,420	—	4,420
S&P 500® 2x Strategy Fund	20,240,551	—	(1,023,326)	(1,023,326)
NASDAQ-100® 2x Strategy Fund	21,106,607	348,165	(25,282)	322,883
Mid-Cap 1.5x Strategy Fund	6,178,077	71,021	(42,317)	28,704
Inverse Mid-Cap Strategy Fund	456,804	254	—	254
Russell 2000® 2x Strategy Fund	3,433,699	—	(70,925)	(70,925)
Russell 2000® 1.5x Strategy Fund	11,756,410	—	(152,570)	(152,570)
Inverse Russell 2000® Strategy Fund	1,825,138	1,433	(40)	1,393
Dow 2x Strategy Fund	6,589,807	—	(166,095)	(166,095)
Inverse Dow 2x Strategy Fund	4,854,025	7,546	—	7,546
Government Long Bond 1.2x Strategy Fund	33,339,547	751,334	(3,774)	747,560
Inverse Government Long Bond Strategy Fund	8,217,154	—	(83,274)	(83,274)
High Yield Strategy Fund	10,833,879	128,181	—	128,181
U.S. Government Money Market Fund	137,055,680	1	(1)	—

8. Securities Transactions

For the period ended June 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Nova Fund	$48,149,868	$54,186,380
Inverse S&P 500® Strategy Fund	6,602,093	5,500,037
NASDAQ-100® Fund	66,253,369	107,647,362
Inverse NASDAQ-100® Strategy Fund	3,429,075	2,350,000
S&P 500® 2x Strategy Fund	39,799,751	40,093,821
NASDAQ-100® 2x Strategy Fund	39,504,347	61,849,708
Mid-Cap 1.5x Strategy Fund	6,040,358	7,588,272
Inverse Mid-Cap Strategy Fund	1,140,251	1,055,000
Russell 2000® 2x Strategy Fund	2,930,810	2,185,149
Russell 2000® 1.5x Strategy Fund	23,039,117	18,213,691
Inverse Russell 2000® Strategy Fund	14,430,642	14,800,000
Dow 2x Strategy Fund	15,597,983	24,489,911
Inverse Dow 2x Strategy Fund	7,615,545	5,875,000
Government Long Bond 1.2x Strategy Fund	33,886,732	27,400,000
Inverse Government Long Bond Strategy Fund	14,231,161	10,323,813
High Yield Strategy Fund	13,879,524	9,771,615
U.S. Government Money Market Fund	—	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended June 30, 2016, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Government Long Bond 1.2x Strategy Fund	$189,813,016	$186,060,219
Inverse Government Long Bond Strategy Fund	42,966,688	39,462,125

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Nova Fund	$18,428,652	$24,995,278	$5,140,217
NASDAQ-100® Fund	14,005,575	21,441,396	4,775,940
S&P 500® 2x Strategy Fund	10,971,420	24,711,494	1,348,758
NASDAQ-100® 2x Strategy Fund	9,167,417	32,582,037	(814,725)
Mid-Cap 1.5x Strategy Fund	1,908,641	702,541	(7,551)
Russell 2000® 2x Strategy Fund	767,721	1,903,800	178,890
Russell 2000® 1.5x Strategy Fund	11,372,179	9,947,229	1,133,116
Dow 2x Strategy Fund	8,180,497	13,481,699	77,159
High Yield Strategy Fund	1,441,802	699,881	(2,402)

9. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

Transactions during the period ended June 30, 2016, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 12/31/15	Additions	Reductions	Value 06/30/16	Shares 06/30/16	Investment Income	Realized Gain (Loss)
Nova Fund
Guggenheim Strategy Fund I	$8,983,081	$14,727,463	$(14,900,000)	$8,833,218	354,605	$27,561	$3,586
Guggenheim Strategy Fund II	—	2,602,676	—	2,603,645	104,943	2,676	—
	8,983,081	17,330,139	(14,900,000)	11,436,863		30,237	3,586

Inverse S&P 500® Strategy Fund
Guggenheim Strategy Fund I	2,930,211	3,253,367	(3,100,000)	3,085,537	123,867	20,415	(6,654)
Guggenheim Strategy Fund II	—	3,348,726	(1,400,000)	1,950,501	78,618	4,726	788
	2,930,211	6,602,093	(4,500,000)	5,036,038		25,141	(5,866)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Affiliated issuers by Fund	Value 12/31/15	Additions	Reductions	Value 06/30/16	Shares 06/30/16	Investment Income	Realized Gain (Loss)
NASDAQ-100® Fund
Guggenheim Strategy Fund I	$25,018,775	$39,103,738	$(48,700,000)	$15,461,336	620,688	$53,638	$28,860
Guggenheim Strategy Fund II	—	11,922,391	—	11,926,383	480,709	14,391	—
	25,018,775	51,026,129	(48,700,000)	27,387,719		68,029	28,860

Inverse NASDAQ-100® Strategy Fund
Guggenheim Strategy Fund I	411,151	2,183,824	(1,850,000)	747,690	30,016	8,830	45
Guggenheim Strategy Fund II	—	1,245,251	(500,000)	747,352	30,123	3,251	598
	411,151	3,429,075	(2,350,000)	1,495,042		12,081	643

S&P 500® 2x Strategy Fund
Guggenheim Strategy Fund I	1,526,255	14,791,839	(8,900,000)	7,440,302	298,687	21,864	5,418
Guggenheim Strategy Fund II	—	3,834,468	(500,000)	3,334,884	134,417	4,468	(202)
	1,526,255	18,626,307	(9,400,000)	10,775,186		26,332	5,216

NASDAQ-100® 2x Strategy Fund
Guggenheim Strategy Fund I	959,727	20,029,625	(11,100,000)	9,916,790	398,105	24,640	13,589
Guggenheim Strategy Fund II	—	5,606,647	(500,000)	5,107,736	205,874	6,647	(202)
	959,727	25,636,272	(11,600,000)	15,024,526		31,287	13,387

Mid-Cap 1.5x Strategy Fund
Guggenheim Strategy Fund I	4,055,303	1,765,892	(3,900,000)	1,921,297	77,130	10,714	(1,126)
Guggenheim Strategy Fund II	557,981	1,433,351	(700,000)	1,291,685	52,063	3,435	(1,168)
	4,613,284	3,199,243	(4,600,000)	3,212,982		14,149	(2,294)

Inverse Mid-Cap Strategy Fund
Guggenheim Strategy Fund I	57,757	916,945	(905,000)	68,568	2,753	1,946	(1,327)
Guggenheim Strategy Fund II	—	223,306	(150,000)	73,495	2,962	306	130
	57,757	1,140,251	(1,055,000)	142,063		2,252	(1,197)

Russell 2000® 2x Strategy Fund
Guggenheim Strategy Fund I	211,377	1,454,479	(200,000)	1,468,375	58,947	4,485	(81)
Guggenheim Strategy Fund II	—	650,791	—	651,135	26,245	791	—
	211,377	2,105,270	(200,000)	2,119,510		5,276	(81)

Russell 2000® 1.5x Strategy Fund
Guggenheim Strategy Fund I	73,180	9,106,876	(5,100,000)	4,087,808	164,103	6,902	3,826
Guggenheim Strategy Fund II	—	2,402,775	—	2,403,623	96,881	2,775	—
	73,180	11,509,651	(5,100,000)	6,491,431		9,677	3,826

Inverse Russell 2000® Strategy Fund
Guggenheim Strategy Fund I	1,266,153	13,314,700	(14,075,000)	492,538	19,773	14,718	(14,628)
Guggenheim Strategy Fund II	—	1,115,942	(725,000)	391,573	15,783	942	322
	1,266,153	14,430,642	(14,800,000)	884,111		15,660	(14,306)

Dow 2x Strategy Fund
Guggenheim Strategy Fund I	3,178,631	4,813,491	(5,000,000)	2,998,218	120,362	13,401	(743)
Guggenheim Strategy Fund II	—	2,603,996	(600,000)	2,004,723	80,803	2,996	443
	3,178,631	7,417,487	(5,600,000)	5,002,941		16,397	(300)

Inverse Dow 2x Strategy Fund
Guggenheim Strategy Fund I	1,564,668	4,212,974	(3,925,000)	1,854,003	74,428	12,976	(4,617)
Guggenheim Strategy Fund II	—	3,402,571	(1,950,000)	1,454,547	58,627	3,571	947
	1,564,668	7,615,545	(5,875,000)	3,308,550		16,547	(3,670)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Affiliated issuers by Fund	Value 12/31/15	Additions	Reductions	Value 06/30/16	Shares 06/30/16	Investment Income	Realized Gain (Loss)
Government Long Bond 1.2x Strategy Fund
Guggenheim Strategy Fund I	$4,535,937	$31,832,324	$(27,400,000)	$8,958,908	359,651	$32,418	$(8,680)
Guggenheim Strategy Fund II	—	2,054,409	—	2,056,497	82,890	4,409	—
	4,535,937	33,886,733	(27,400,000)	11,015,405		36,827	(8,680)

Inverse Government Long Bond Strategy Fund
Guggenheim Strategy Fund I	1,580,072	3,662,278	(4,350,000)	896,104	35,974	12,304	(739)
Guggenheim Strategy Fund II	—	3,056,868	(2,375,000)	688,616	27,756	6,868	4,258
	1,580,072	6,719,146	(6,725,000)	1,584,720		19,172	3,519

High Yield Strategy Fund
Guggenheim Strategy Fund I	1,571,948	5,413,419	(3,500,000)	3,490,213	140,113	13,445	(190)
Guggenheim Strategy Fund II	1,265,830	4,018,366	(3,200,000)	2,091,876	84,316	18,556	(3,977)
	2,837,778	9,431,785	(6,700,000)	5,582,089		32,001	(4,167)

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2017. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2016. On June 30, 2016, the NASDAQ-100® Fund borrowed $27,000 under this agreement. The Funds did not have any other borrowings outstanding under this agreement at June 30, 2016.

The average daily balances borrowed for the period ended June 30, 2016, were as follows:

Fund	Average Daily Balance
Nova Fund	$21,048
NASDAQ-100® Fund	372,598
Inverse NASDAQ-100® Strategy Fund	1,121
S&P 500® 2x Strategy Fund	8,269
NASDAQ-100® 2x Strategy Fund	137,850
Mid-Cap 1.5x Strategy Fund	2,085
Inverse Mid-Cap Strategy Fund	664
Russell 2000® 2x Strategy Fund	11,278
Russell 2000® 1.5x Strategy Fund	24,963
Inverse Russell 2000® Strategy Fund	466
Dow 2x Strategy Fund	65,201
Government Long Bond 1.2x Strategy Fund	35,377
High Yield Strategy Fund	8,604

11. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

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In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York. The appeal has been fully briefed but the Court has not yet issued a decision.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

180 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreements

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 19, 2016, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to each of the Global Diversified Equity Fund, Growth and Income Fund, and Global Growth Fund, unanimously approved the continuation of both the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”) for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreements at an in-person meeting held on April 26, 2016 (together, with the May 19 meeting, the “Meetings”).

In reaching the conclusion to approve the continuation of the Investment Advisory Agreements, the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings.

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OTHER INFORMATION (Unaudited)(continued)

The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of their investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements were fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s and Sub-Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of their investment strategies, brokerage practices, and the adequacy of their compliance systems and cybersecurity programs. The Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Funds’ fees, expenses and total return performance, with those of a peer group and peer universe of Funds selected by FUSE. Each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies and, if applicable, tradability). The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for each Fund compared to that of its peers.

●

Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed

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OTHER INFORMATION (Unaudited)(concluded)

information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Adviser, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s profit margin, including the expense allocation methodology used in the Adviser’s profitability analysis.

●

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	231

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired.	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 185

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

186 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commence serving as independent Trustees effective August 18, 2016.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 187

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

188 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 189

6.30.2016

Rydex Variable Trust Semi-Annual Report

Domestic Equity Funds	International Equity Funds
S&P 500® Pure Growth Fund	Europe 1.25x Strategy Fund
S&P 500® Pure Value Fund	Japan 2x Strategy Fund
S&P MidCap 400® Pure Growth Fund
S&P MidCap 400® Pure Value Fund	Specialty Funds
S&P SmallCap 600® Pure Growth Fund	Strengthening Dollar 2x Strategy Fund
S&P SmallCap 600® Pure Value Fund	Weakening Dollar 2x Strategy Fund

RVATB2-SEMI-0616x1216	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® PURE GROWTH FUND	8
S&P 500® PURE VALUE FUND	14
S&P MIDCAP 400® PURE GROWTH FUND	20
S&P MIDCAP 400® PURE VALUE FUND	26
S&P SMALLCAP 600® PURE GROWTH FUND	32
S&P SMALLCAP 600® PURE VALUE FUND	39
EUROPE 1.25x STRATEGY FUND	46
JAPAN 2x STRATEGY FUND	52
STRENGTHENING DOLLAR 2x STRATEGY FUND	58
WEAKENING DOLLAR 2x STRATEGY FUND	64
NOTES TO FINANCIAL STATEMENTS	70
OTHER INFORMATION	83
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	86
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	90

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for Funds that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2016

The first half of this year opened with downgrades of U.S. and global economic growth and a surge in recession fears, which triggered a bout of market volatility and negative returns. But a dovish pivot in the U.S. Federal Reserve (the “Fed”) communications in February helped spur a rally in crude oil and a reversal of dollar strength, as well as a rally in risk assets that lasted through the spring. Temporarily interrupting the rally were June’s poor non-farm payrolls report (38,000 U.S. jobs created in May) and the United Kingdom’s (“UK”) vote to leave the European Union (“EU”).

The surprising and disappointing jobs number led to a sharp fall in the 10-year U.S. Treasury yield as markets downgraded the probability of summer rate hikes. Indeed, the Federal Open Market Committee (“FOMC”) declined to raise rates in June. In late June, citizens in the UK voted to leave the European Union. This decision, nicknamed “Brexit,” prompted panic selling of risk assets in Europe, the UK, emerging markets. In the U.S., there was also a sell-off in more speculative-grade credit and equities. However, nerves settled in the last two days of the quarter, and markets appeared to bounce back, as global central banks promised to do everything in their power to maintain market stability and as it seemed that the political transition in the UK would move more quickly and smoothly than expected.

The quarter ended with the British pound at its weakest level against the U.S. dollar in over 20 years, and the 10-year Treasury note yielding 1.47 percent, 30 basis points lower than at the start of the quarter.

Brexit turmoil and the drop in Treasury yields was in spite of the rebound in U.S. economic growth over the period. The final reading of first-quarter Gross Domestic Product (GDP) was 0.8 percent (revised down in late July from 1.1 percent), with weakness likely due to residual seasonality effects. Consistent with previous years, growth accelerated as the year progressed, but not at the pace expected by most economists; in late July, the initial estimate of second-quarter real GDP was 1.2 percent, against an expected rate of above 2 percent, the lower figure due primarily to a fall in inventories.

While May’s payrolls report was likely an aberration, a view confirmed by a strong June number, the trend rate of job growth should slow as we near full employment. An improving labor market, low borrowing costs, and rising household formation all point to continued improvement in the housing market, as evidenced by new home sales figures recently hitting eight-year highs.

We are entering a period of seasonal weakness combined with some continuing post-Brexit uncertainty and a growing focus on the upcoming U.S. elections. Despite this, falling rates will remain supportive of credit performance. Record-low U.S. government yields are likely to be dragged down by foreign retail and institutional investors, as central banks continue to plunge rates further into negative territory. This hunt for yield will act as a “QE4” and will spill over into supporting risk assets.

With inflation expectations troublingly low, and growth in Europe likely to slow, the Fed will be hard pressed to deliver two hikes in the balance of the year, as many FOMC members expect. We anticipate one rate hike this year, most likely in December, as the Fed remains cautious due to the asymmetry of risks near the zero lower bound. The rally in risk assets should remain intact through the third quarter of 2016, and monetary policy will ultimately create a positive backdrop for risk assets over the next two to three years.

For the six-month period ended June 30, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 3.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -4.42%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 5.31% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 9.06%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.15% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2016

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Some of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$ 10.00
Day 1	106	6.0%	9.0%	$ 10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$ 9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2015 and ending June 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2015	Ending Account Value June 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® Pure Growth Fund	1.56%	(0.09%)	$ 1,000.00	$ 999.10	$ 7.75
S&P 500® Pure Value Fund	1.56%	4.05%	1,000.00	1,040.50	7.91
S&P MidCap 400® Pure Growth Fund	1.56%	(2.45%)	1,000.00	975.50	7.66
S&P MidCap 400® Pure Value Fund	1.56%	7.92%	1,000.00	1,079.20	8.06
S&P SmallCap 600® Pure Growth Fund	1.56%	1.62%	1,000.00	1,016.20	7.82
S&P SmallCap 600® Pure Value Fund	1.56%	3.59%	1,000.00	1,035.90	7.90
Europe 1.25x Strategy Fund	1.72%	(5.78%)	1,000.00	942.20	8.31
Japan 2x Strategy Fund	1.55%	(3.70%)	1,000.00	963.00	7.57
Strengthening Dollar 2x Strategy Fund	1.75%	(6.05%)	1,000.00	939.50	8.44
Weakening Dollar 2x Strategy Fund	1.75%	4.91%	1,000.00	1,049.10	8.92

Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® Pure Growth Fund	1.56%	5.00%	$ 1,000.00	$ 1,017.11	$ 7.82
S&P 500® Pure Value Fund	1.56%	5.00%	1,000.00	1,017.11	7.82
S&P MidCap 400® Pure Growth Fund	1.56%	5.00%	1,000.00	1,017.11	7.82
S&P MidCap 400® Pure Value Fund	1.56%	5.00%	1,000.00	1,017.11	7.82
S&P SmallCap 600® Pure Growth Fund	1.56%	5.00%	1,000.00	1,017.11	7.82
S&P SmallCap 600® Pure Value Fund	1.56%	5.00%	1,000.00	1,017.11	7.82
Europe 1.25x Strategy Fund	1.72%	5.00%	1,000.00	1,016.31	8.62
Japan 2x Strategy Fund	1.55%	5.00%	1,000.00	1,017.16	7.77
Strengthening Dollar 2x Strategy Fund	1.75%	5.00%	1,000.00	1,016.16	8.77
Weakening Dollar 2x Strategy Fund	1.75%	5.00%	1,000.00	1016.16	8.77

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2015 to June 30, 2016.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	June 30, 2016

S&P 500® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Centene Corp.	2.1%
Constellation Brands, Inc. — Class A	1.9%
Facebook, Inc. — Class A	1.9%
Electronic Arts, Inc.	1.7%
Broadcom Ltd.	1.7%
Ulta Salon Cosmetics & Fragrance, Inc.	1.6%
Amazon.com, Inc.	1.6%
Activision Blizzard, Inc.	1.5%
salesforce.com, Inc.	1.5%
NVIDIA Corp.	1.4%
Top Ten Total	16.9%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
S&P 500® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Consumer, Non-cyclical - 26.6%
Centene Corp.*	10,760	$767,942
Constellation Brands, Inc. — Class A	4,270	706,258
Aetna, Inc.	3,580	437,225
Total System Services, Inc.	7,820	415,321
Mondelez International, Inc. — Class A	8,770	399,123
Global Payments, Inc.	5,380	384,024
S&P Global, Inc.	3,560	381,846
Equifax, Inc.	2,940	377,496
Hologic, Inc.*	10,840	375,064
Edwards Lifesciences Corp.*	3,730	371,993
Boston Scientific Corp.*	15,310	357,795
Cigna Corp.	2,790	357,092
Gilead Sciences, Inc.	4,280	357,037
Regeneron Pharmaceuticals, Inc.*	961	335,610
Monster Beverage Corp.*	2,072	332,991
Reynolds American, Inc.	6,145	331,400
Avery Dennison Corp.	3,950	295,263
AmerisourceBergen Corp. — Class A	3,660	290,311
Celgene Corp.*	2,642	260,580
Verisk Analytics, Inc. — Class A*	3,130	253,780
Biogen, Inc.*	1,044	252,460
Laboratory Corporation of America Holdings*	1,840	239,697
Hormel Foods Corp.	6,490	237,534
Cintas Corp.	2,162	212,157
Illumina, Inc.*	1,440	202,147
Moody’s Corp.	1,997	187,139
CR Bard, Inc.	790	185,776
Alexion Pharmaceuticals, Inc.*	1,525	178,059
Becton Dickinson and Co.	920	156,023
Dr Pepper Snapple Group, Inc.	1,540	148,810
Allergan plc*	452	104,453
Total Consumer, Non-cyclical		9,892,406

Consumer, Cyclical - 19.1%
Ulta Salon Cosmetics & Fragrance, Inc.*	2,480	604,227
O’Reilly Automotive, Inc.*	1,820	493,401
DR Horton, Inc.	15,250	480,069
Dollar Tree, Inc.*	4,945	466,017
Starbucks Corp.	6,930	395,842
AutoZone, Inc.*	470	373,105
Lennar Corp. — Class A	7,820	360,502
Home Depot, Inc.	2,620	334,548
Advance Auto Parts, Inc.	1,870	302,248
LKQ Corp.*	9,340	296,078
Lowe’s Companies, Inc.	3,640	288,179
Alaska Air Group, Inc.	4,660	271,632
NIKE, Inc. — Class B	4,810	265,512
Mohawk Industries, Inc.*	1,270	240,995
Tractor Supply Co.	2,590	236,156
Under Armour, Inc. — Class A*	5,355	214,896
Ross Stores, Inc.	3,700	209,753
Signet Jewelers Ltd.	2,510	206,849
Under Armour, Inc. — Class C*	5,390	196,198
Southwest Airlines Co.	4,901	192,168
Chipotle Mexican Grill, Inc. — Class A*	400	161,104
TJX Companies, Inc.	1,930	149,054
Newell Brands, Inc.	2,950	143,282
Hanesbrands, Inc.	4,690	117,860
Delphi Automotive plc	1,830	114,558
Total Consumer, Cyclical		7,114,233

Technology - 18.3%
Electronic Arts, Inc.*	8,492	643,354
Broadcom Ltd.	4,050	629,370
Activision Blizzard, Inc.	13,980	554,027
salesforce.com, Inc.*	6,870	545,547
NVIDIA Corp.	11,010	517,580
Skyworks Solutions, Inc.	6,117	387,084
Fiserv, Inc.*	3,420	371,857
Red Hat, Inc.*	5,064	367,646
Cognizant Technology Solutions Corp. — Class A*	6,384	365,420
Lam Research Corp.	4,324	363,476
Citrix Systems, Inc.*	3,570	285,921
Applied Materials, Inc.	10,791	258,660
Qorvo, Inc.*	4,364	241,155
Microchip Technology, Inc.	4,644	235,729
Apple, Inc.	2,311	220,932
Akamai Technologies, Inc.*	3,406	190,498
Cerner Corp.*	3,149	184,531
Paychex, Inc.	2,610	155,295
Accenture plc — Class A	1,370	155,207
Microsoft Corp.	2,800	143,276
Total Technology		6,816,565

Financial - 12.6%
Extra Space Storage, Inc.	4,730	437,714
XL Group plc — Class A	12,480	415,709
Equity Residential	5,070	349,221
Prologis, Inc.	6,420	314,837
Visa, Inc. — Class A	4,176	309,734
Intercontinental Exchange, Inc.	1,170	299,473
Kimco Realty Corp.	9,180	288,068
Equinix, Inc.	730	283,043
Public Storage	1,020	260,702
CBRE Group, Inc. — Class A*	9,015	238,717
UDR, Inc.	6,049	223,329
MasterCard, Inc. — Class A	2,500	220,150
E*TRADE Financial Corp.*	9,253	217,353
Crown Castle International Corp.	2,010	203,874
American Tower Corp. — Class A	1,770	201,090
AvalonBay Communities, Inc.	1,090	196,625
Charles Schwab Corp.	5,996	151,759
Alliance Data Systems Corp.*	480	94,042
Total Financial		4,705,440

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
S&P 500® PURE GROWTH FUND

	Shares	Value

Communications - 11.7%
Facebook, Inc. — Class A*	6,111	$698,365
Amazon.com, Inc.*	810	579,652
VeriSign, Inc.*	5,673	490,488
Expedia, Inc.	4,343	461,661
Netflix, Inc.*	4,190	383,301
TripAdvisor, Inc.*	4,960	318,928
Priceline Group, Inc.*	254	317,096
eBay, Inc.*	10,165	237,963
Walt Disney Co.	2,040	199,553
Alphabet, Inc. — Class A*	258	181,511
Alphabet, Inc. — Class C*	260	179,946
Juniper Networks, Inc.	7,104	159,769
Discovery Communications, Inc. — Class C*	4,160	99,216
Discovery Communications, Inc. — Class A*	2,410	60,804
Total Communications		4,368,253

Industrial - 10.0%
Vulcan Materials Co.	3,660	440,518
PerkinElmer, Inc.	8,260	432,989
Fortune Brands Home & Security, Inc.	6,370	369,269
Masco Corp.	11,890	367,877
Martin Marietta Materials, Inc.	1,830	351,360
Acuity Brands, Inc.	1,370	339,705
TransDigm Group, Inc.*	1,150	303,243
Northrop Grumman Corp.	1,310	291,187
Stanley Black & Decker, Inc.	1,800	200,196
Amphenol Corp. — Class A	3,040	174,283
Snap-on, Inc.	1,090	172,024
Roper Technologies, Inc.	880	150,093
Boeing Co.	970	125,974
Total Industrial		3,718,718

Energy - 0.7%
Pioneer Natural Resources Co.	1,800	272,178

Basic Materials - 0.5%
Sherwin-Williams Co.	620	182,075

Total Common Stocks
(Cost $29,759,116)		37,069,868

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$184,357	184,357
Total Repurchase Agreement
(Cost $184,357)		184,357

Total Investments - 100.0%
(Cost $29,943,473)		$37,254,225
Other Assets & Liabilities, net - 0.0%		(2,845)
Total Net Assets - 100.0%		$37,251,380

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$37,069,868	$—	$—	$37,069,868
Repurchase Agreement	—	184,357	—	184,357
Total	$37,069,868	$184,357	$—	$37,254,225

For the period ended June 30, 2016, there were no transfers between levels.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $29,759,116)	$37,069,868
Repurchase agreements, at value (cost $184,357)	184,357
Total investments (cost $29,943,473)	37,254,225
Cash	5,315
Receivables:
Fund shares sold	635,859
Dividends	13,292
Total assets	37,908,691

Liabilities:
Payable for:
Securities purchased	524,297
Management fees	25,388
Fund shares redeemed	12,457
Transfer agent and administrative fees	8,463
Investor service fees	8,463
Portfolio accounting fees	3,385
Miscellaneous	74,858
Total liabilities	657,311
Commitments and contingent liabilities (Note 11)	—
Net assets	$37,251,380

Net assets consist of:
Paid in capital	$27,662,683
Accumulated net investment loss	(126,249)
Accumulated net realized gain on investments	2,404,194
Net unrealized appreciation on investments	7,310,752
Net assets	$37,251,380
Capital shares outstanding	852,806
Net asset value per share	$43.68

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $78)	$229,087
Interest	349
Total investment income	229,436

Expenses:
Management fees	171,338
Transfer agent and administrative fees	57,113
Investor service fees	57,113
Portfolio accounting fees	22,845
Professional fees	44,482
Custodian fees	2,665
Trustees’ fees*	2,283
Line of credit fees	10
Miscellaneous	(2,164)
Total expenses	355,685
Net investment loss	(126,249)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,411,072
Net realized gain	1,411,072
Net change in unrealized appreciation (depreciation) on:
Investments	(3,735,169)
Net change in unrealized appreciation (depreciation)	(3,735,169)
Net realized and unrealized loss	(2,324,097)
Net decrease in net assets resulting from operations	$(2,450,346)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

S&P 500® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(126,249)	$(378,756)
Net realized gain on investments	1,411,072	2,410,571
Net change in unrealized appreciation (depreciation) on investments	(3,735,169)	(1,380,559)
Net increase (decrease) in net assets resulting from operations	(2,450,346)	651,256

Distributions to shareholders from:
Net realized gains	—	(5,415,046)
Total distributions to shareholders	—	(5,415,046)

Capital share transactions:
Proceeds from sale of shares	51,522,258	120,560,711
Distributions reinvested	—	5,415,046
Cost of shares redeemed	(89,464,301)	(131,510,197)
Net decrease from capital share transactions	(37,942,043)	(5,534,440)
Net decrease in net assets	(40,392,389)	(10,298,230)

Net assets:
Beginning of period	77,643,769	87,941,999
End of period	$37,251,380	$77,643,769
Accumulated net investment loss at end of period	$(126,249)	$—

Capital share activity:
Shares sold	1,226,630	2,632,584
Shares issued from reinvestment of distributions	—	119,775
Shares redeemed	(2,149,629)	(2,827,616)
Net decrease in shares	(922,999)	(75,257)

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$43.72	$47.51	$47.61	$33.69	$29.99	$30.33
Income (loss) from investment operations:
Net investment income (loss)[b]	(.12)	(.25)	(.33)	(.18)	(.15)	(.25)
Net gain (loss) on investments (realized and unrealized)	.08	.91	6.19	14.10	4.13	(.09)
Total from investment operations	(.04)	.66	5.86	13.92	3.98	(.34)
Less distributions from:
Net realized gains	—	(4.45)	(5.96)	—	(.28)	—
Total distributions	—	(4.45)	(5.96)	—	(.28)	—
Net asset value, end of period	$43.68	$43.72	$47.51	$47.61	$33.69	$29.99

Total Return[c]	(0.09%)	1.08%	12.42%	41.32%	13.31%	(1.09%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,251	$77,644	$87,942	$61,887	$29,326	$38,066
Ratios to average net assets:
Net investment income (loss)	(0.55%)	(0.54%)	(0.67%)	(0.44%)	(0.46%)	(0.81%)
Total expenses	1.56%	1.51%	1.57%	1.54%	1.58%	1.64%
Net expenses	1.56%	1.51%	1.57%	1.54%	1.58%	1.61%[d]
Portfolio turnover rate	90%	174%	251%	324%	391%	423%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

FUND PROFILE (Unaudited)	June 30, 2016

S&P 500® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
NRG Energy, Inc.	3.0%
HP, Inc.	2.5%
Newmont Mining Corp.	2.5%
Archer-Daniels-Midland Co.	2.3%
Exelon Corp.	1.8%
Alcoa, Inc.	1.7%
Jacobs Engineering Group, Inc.	1.7%
Leucadia National Corp.	1.7%
AES Corp.	1.7%
Wal-Mart Stores, Inc.	1.6%
Top Ten Total	20.5%

“Ten Largest Holdings” excludes any temporary cash investments.

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
S&P 500® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.7%

Financial - 24.1%
Loews Corp.	12,472	$512,475
Prudential Financial, Inc.	6,927	494,172
MetLife, Inc.	11,498	457,965
Allstate Corp.	6,170	431,592
Hartford Financial Services Group, Inc.	8,852	392,852
American International Group, Inc.	6,755	357,272
Unum Group	10,916	347,020
Regions Financial Corp.	39,700	337,847
Lincoln National Corp.	8,600	333,422
Citigroup, Inc.	7,570	320,892
Bank of America Corp.	23,577	312,867
Capital One Financial Corp.	4,917	312,279
SunTrust Banks, Inc.	7,012	288,053
Navient Corp.	24,090	287,876
Zions Bancorporation	9,980	250,797
Chubb Ltd.	1,878	245,473
Travelers Companies, Inc.	2,060	245,222
KeyCorp	21,670	239,454
JPMorgan Chase & Co.	3,830	237,996
Berkshire Hathaway, Inc. — Class B*	1,631	236,152
Comerica, Inc.	5,647	232,261
Aflac, Inc.	3,197	230,696
Fifth Third Bancorp	12,236	215,231
Goldman Sachs Group, Inc.	1,448	215,144
Legg Mason, Inc.	6,874	202,714
PNC Financial Services Group, Inc.	2,326	189,313
People’s United Financial, Inc.	12,880	188,821
Principal Financial Group, Inc.	4,564	187,626
BB&T Corp.	5,213	185,635
Bank of New York Mellon Corp.	3,220	125,097
Total Financial		8,614,216

Utilities - 16.6%
NRG Energy, Inc.	70,528	1,057,215
Exelon Corp.	18,165	660,479
AES Corp.	48,118	600,513
FirstEnergy Corp.	11,319	395,146
NiSource, Inc.	12,750	338,130
Duke Energy Corp.	3,200	274,528
Consolidated Edison, Inc.	3,287	264,406
Entergy Corp.	2,864	232,986
SCANA Corp.	2,900	219,414
DTE Energy Co.	2,210	219,055
Public Service Enterprise Group, Inc.	4,630	215,804
Edison International	2,680	208,156
American Electric Power Company, Inc.	2,950	206,766
CenterPoint Energy, Inc.	8,020	192,480
Ameren Corp.	3,520	188,602
Pinnacle West Capital Corp.	2,220	179,953
PG&E Corp.	2,567	164,083
Xcel Energy, Inc.	3,501	156,775
Eversource Energy	2,540	152,146
Total Utilities		5,926,637

Consumer, Cyclical - 14.8%
Wal-Mart Stores, Inc.	7,628	556,996
Best Buy Company, Inc.	16,100	492,660
Staples, Inc.	52,767	454,852
Ford Motor Co.	34,765	436,995
General Motors Co.	15,371	434,999
Kohl’s Corp.	9,420	357,206
AutoNation, Inc.*	6,770	318,055
Macy’s, Inc.	8,390	281,988
PVH Corp.	2,930	276,094
Whirlpool Corp.	1,561	260,125
Urban Outfitters, Inc.*	8,810	242,275
PulteGroup, Inc.	12,320	240,117
United Continental Holdings, Inc.*	5,281	216,732
Target Corp.	2,640	184,325
PACCAR, Inc.	3,280	170,134
Johnson Controls, Inc.	3,060	135,436
The Gap, Inc.	5,960	126,471
Bed Bath & Beyond, Inc.	2,740	118,423
Total Consumer, Cyclical		5,303,883

Energy - 10.7%
National Oilwell Varco, Inc.	16,130	542,775
Diamond Offshore Drilling, Inc.	19,810	481,976
Valero Energy Corp.	8,047	410,396
Chevron Corp.	3,418	358,309
Phillips 66	4,228	335,450
Transocean Ltd.	27,649	328,747
Marathon Petroleum Corp.	7,303	277,222
First Solar, Inc.*	5,567	269,888
Helmerich & Payne, Inc.	4,020	269,863
Hess Corp.	4,116	247,372
Marathon Oil Corp.	11,466	172,105
Baker Hughes, Inc.	2,765	124,784
Total Energy		3,818,887

Consumer, Non-cyclical - 9.9%
Archer-Daniels-Midland Co.	19,055	817,269
Quanta Services, Inc.*	22,430	518,582
Anthem, Inc.	3,900	512,226
Tyson Foods, Inc. — Class A	6,745	450,499
McKesson Corp.	1,880	350,902
Cardinal Health, Inc.	4,139	322,883
Sysco Corp.	4,460	226,300
Whole Foods Market, Inc.	6,022	192,824
Express Scripts Holding Co.*	2,020	153,116
Total Consumer, Non-cyclical		3,544,601

Industrial - 8.2%
Jacobs Engineering Group, Inc.*	12,175	606,436
Fluor Corp.	10,688	526,705

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
S&P 500® PURE VALUE FUND

	Shares	Value

Ryder System, Inc.	6,434	$393,375
WestRock Co.	8,530	331,561
Corning, Inc.	12,010	245,965
Cummins, Inc.	1,980	222,631
Eaton Corporation plc	3,324	198,543
Caterpillar, Inc.	2,220	168,298
Owens-Illinois, Inc.*	7,190	129,492
Textron, Inc.	3,522	128,764
Total Industrial		2,951,770

Basic Materials - 6.6%
Newmont Mining Corp.	22,460	878,635
Alcoa, Inc.	66,670	618,031
Nucor Corp.	6,360	314,248
Freeport-McMoRan, Inc.	24,501	272,941
Mosaic Co.	10,330	270,439
Total Basic Materials		2,354,294

Technology - 4.1%
HP, Inc.	70,224	881,311
Xerox Corp.	42,576	404,046
Western Digital Corp.	4,030	190,458
Total Technology		1,475,815

Communications - 3.0%
CenturyLink, Inc.	14,967	434,193
Frontier Communications Corp.	60,012	296,459
News Corp. — Class A	22,800	258,780
News Corp. — Class B	6,440	75,155
Total Communications		1,064,587

Diversified - 1.7%
Leucadia National Corp.	34,790	602,911

Total Common Stocks
(Cost $30,740,219)		35,657,601

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Securities, Inc. issued 06/30/16 at 0.26% due 07/01/16	$260,920	260,920
Total Repurchase Agreement
(Cost $260,920)		260,920

Total Investments - 100.4%
(Cost $31,001,139)		$35,918,521
Other Assets & Liabilities, net - (0.4)%		(128,941)
Total Net Assets - 100.0%		$35,789,580

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$35,657,601	$—	$—	$35,657,601
Repurchase Agreement	—	260,920	—	260,920
Total	$35,657,601	$260,920	$—	$35,918,521

For the period ended June 30, 2016, there were no transfers between levels.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $30,740,219)	$35,657,601
Repurchase agreements, at value (cost $260,920)	260,920
Total investments (cost $31,001,139)	35,918,521
Receivables:
Fund shares sold	1,995,657
Dividends	62,874
Total assets	37,977,052

Liabilities:
Payable for:
Securities purchased	2,037,467
Fund shares redeemed	50,492
Management fees	23,876
Transfer agent and administrative fees	7,959
Investor service fees	7,959
Portfolio accounting fees	3,183
Miscellaneous	56,536
Total liabilities	2,187,472
Commitments and contingent liabilities (Note 11)	—
Net assets	$35,789,580

Net assets consist of:
Paid in capital	$33,382,119
Undistributed net investment income	597,842
Accumulated net realized loss on investments	(3,107,763)
Net unrealized appreciation on investments	4,917,382
Net assets	$35,789,580
Capital shares outstanding	343,447
Net asset value per share	$104.21

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends	$459,641
Interest	212
Total investment income	459,853

Expenses:
Management fees	126,807
Transfer agent and administrative fees	42,269
Investor service fees	42,269
Portfolio accounting fees	16,907
Professional fees	28,879
Custodian fees	1,977
Trustees’ fees*	1,410
Line of credit fees	2
Miscellaneous	3,047
Total expenses	263,567
Net investment income	196,286

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(737,082)
Net realized loss	(737,082)
Net change in unrealized appreciation (depreciation) on:
Investments	1,108,399
Net change in unrealized appreciation (depreciation)	1,108,399
Net realized and unrealized gain	371,317
Net increase in net assets resulting from operations	$567,603

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$196,286	$401,556
Net realized gain (loss) on investments	(737,082)	1,523,153
Net change in unrealized appreciation (depreciation) on investments	1,108,399	(6,595,973)
Net increase (decrease) in net assets resulting from operations	567,603	(4,671,264)

Distributions to shareholders from:
Net investment income	—	(412,043)
Net realized gains	—	(7,574,286)
Total distributions to shareholders	—	(7,986,329)

Capital share transactions:
Proceeds from sale of shares	44,001,821	61,614,568
Distributions reinvested	—	7,986,329
Cost of shares redeemed	(41,105,934)	(87,781,822)
Net increase (decrease) from capital share transactions	2,895,887	(18,180,925)
Net increase (decrease) in net assets	3,463,490	(30,838,518)

Net assets:
Beginning of period	32,326,090	63,164,608
End of period	$35,789,580	$32,326,090
Undistributed net investment income at end of period	$597,842	$401,556

Capital share activity:
Shares sold	437,896	518,947
Shares issued from reinvestment of distributions	—	72,544
Shares redeemed	(417,176)	(712,208)
Net increase (decrease) in shares	20,720	(120,717)

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$100.17	$142.44	$139.20	$95.82	$78.78	$81.39
Income (loss) from investment operations:
Net investment income (loss)[b]	.58	1.26	.84	.41	.35	.29
Net gain (loss) on investments (realized and unrealized)	3.46	(11.74)	14.19	42.97	17.13	(2.88)
Total from investment operations	4.04	(10.48)	15.03	43.38	17.48	(2.59)
Less distributions from:
Net investment income	—	(1.64)	(.67)	—	(.44)	(.02)
Net realized gains	—	(30.15)	(11.12)	—	—	—
Total distributions	—	(31.79)	(11.79)	—	(.44)	(.02)
Net asset value, end of period	$104.21	$100.17	$142.44	$139.20	$95.82	$78.78

Total Return[c]	4.05%	(9.38%)	10.94%	45.26%	22.23%	(3.17%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,790	$32,326	$63,165	$74,001	$28,877	$31,547
Ratios to average net assets:
Net investment income (loss)	1.16%	1.02%	0.58%	0.35%	0.40%	0.35%
Total expenses	1.56%	1.51%	1.57%	1.54%	1.58%	1.61%
Portfolio turnover rate	104%	162%	209%	371%	523%	724%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILE (Unaudited)	June 30, 2016

S&P MIDCAP 400® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Skechers U.S.A., Inc. — Class A	2.6%
ABIOMED, Inc.	2.6%
WebMD Health Corp. — Class A	2.4%
Post Holdings, Inc.	2.2%
Convergys Corp.	2.1%
Alexander & Baldwin, Inc.	2.1%
MarketAxess Holdings, Inc.	2.1%
NVR, Inc.	1.9%
Ultimate Software Group, Inc.	1.8%
Amsurg Corp. — Class A	1.7%
Top Ten Total	21.5%

“Ten Largest Holdings” excludes any temporary cash investments.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.1%

Consumer, Non-cyclical - 24.8%
ABIOMED, Inc.*	4,160	$454,645
Post Holdings, Inc.*	4,748	392,612
MarketAxess Holdings, Inc.	2,523	366,844
Amsurg Corp. — Class A*	3,901	302,484
Sprouts Farmers Market, Inc.*	11,223	257,007
Prestige Brands Holdings, Inc.*	4,010	222,154
WhiteWave Foods Co. — Class A*	4,714	221,275
Helen of Troy Ltd.*	2,040	209,794
Align Technology, Inc.*	2,547	205,161
United Therapeutics Corp.*	1,661	175,933
Service Corporation International	5,946	160,780
PAREXEL International Corp.*	2,553	160,533
MEDNAX, Inc.*	2,193	158,839
CEB, Inc.	2,504	154,447
VCA, Inc.*	2,197	148,539
Gartner, Inc.*	1,389	135,302
Rollins, Inc.	3,938	115,265
Akorn, Inc.*	3,641	103,714
Flowers Foods, Inc.	5,297	99,319
Bio-Techne Corp.	870	98,110
STERIS plc	1,420	97,625
Charles River Laboratories International, Inc.*	1,143	94,229
LivaNova plc*	1,474	74,039
Total Consumer, Non-cyclical		4,408,650

Technology - 23.5%
Convergys Corp.	15,250	381,249
Ultimate Software Group, Inc.*	1,535	322,795
j2 Global, Inc.	4,350	274,790
ACI Worldwide, Inc.*	14,015	273,433
Manhattan Associates, Inc.*	3,892	249,594
Fortinet, Inc.*	7,879	248,898
Synaptics, Inc.*	4,529	243,434
MAXIMUS, Inc.	4,200	232,554
Fair Isaac Corp.	2,035	229,975
Tyler Technologies, Inc.*	1,364	227,393
Integrated Device Technology, Inc.*	10,754	216,478
MSCI, Inc. — Class A	2,528	194,959
IPG Photonics Corp.*	2,335	186,800
Microsemi Corp.*	5,550	181,374
Jack Henry & Associates, Inc.	1,922	167,733
DST Systems, Inc.	1,220	142,045
Broadridge Financial Solutions, Inc.	2,157	140,636
CDK Global, Inc.	2,360	130,956
Cadence Design Systems, Inc.*	5,091	123,711
Total Technology		4,168,807

Financial - 20.5%
Alexander & Baldwin, Inc.	10,342	373,760
WisdomTree Investments, Inc.	29,618	289,960
Old Republic International Corp.	15,004	289,427
Equity One, Inc.	7,952	255,895
PrivateBancorp, Inc. — Class A	5,750	253,173
Lamar Advertising Co. — Class A	3,731	247,365
SEI Investments Co.	4,439	213,561
Education Realty Trust, Inc.	4,600	212,244
Bank of the Ozarks, Inc.	5,609	210,450
Signature Bank*	1,623	202,745
Weingarten Realty Investors	4,819	196,712
First Horizon National Corp.	11,490	158,332
Communications Sales & Leasing, Inc.	5,110	147,679
CBOE Holdings, Inc.	2,070	137,903
SVB Financial Group*	1,397	132,939
Healthcare Realty Trust, Inc.	3,610	126,314
Sovran Self Storage, Inc.	1,097	115,097
Jones Lang LaSalle, Inc.	905	88,192
Total Financial		3,651,748

Consumer, Cyclical - 17.6%
Skechers U.S.A., Inc. — Class A*	15,444	458,996
NVR, Inc.*	189	336,484
Vista Outdoor, Inc.*	6,246	298,122
Churchill Downs, Inc.	1,980	250,193
Tempur Sealy International, Inc.*	4,436	245,400
Pool Corp.	2,276	214,012
Wendy’s Co.	18,277	175,824
Toll Brothers, Inc.*	6,170	166,035
JetBlue Airways Corp.*	8,750	144,900
Buffalo Wild Wings, Inc.*	944	131,168
Toro Co.	1,450	127,890
Domino’s Pizza, Inc.	970	127,439
Carter’s, Inc.	1,190	126,699
Panera Bread Co. — Class A*	589	124,833
Restoration Hardware Holdings, Inc.*	4,310	123,611
Dunkin’ Brands Group, Inc.	1,908	83,227
Total Consumer, Cyclical		3,134,833

Communications - 6.6%
WebMD Health Corp. — Class A*	7,400	430,014
ARRIS International plc*	12,716	266,527
AMC Networks, Inc. — Class A*	3,630	219,325
Ciena Corp.*	7,132	133,725
FactSet Research Systems, Inc.	776	125,262
Total Communications		1,174,853

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
S&P MIDCAP 400® PURE GROWTH FUND

	Shares	Value

Industrial - 6.1%
AO Smith Corp.	2,847	$250,850
Lennox International, Inc.	1,528	217,893
Packaging Corporation of America	2,765	185,061
Eagle Materials, Inc.	2,385	184,003
Zebra Technologies Corp. — Class A*	2,731	136,823
Cognex Corp.	2,444	105,336
Total Industrial		1,079,966

Total Common Stocks
(Cost $15,613,501)		17,618,857

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$126,495	126,495
Total Repurchase Agreement
(Cost $126,495)		126,495

Total Investments - 99.8%
(Cost $15,739,996)		$17,745,352
Other Assets & Liabilities, net - 0.2%		33,573
Total Net Assets - 100.0%		$17,778,925

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$17,618,857	$—	$—	$17,618,857
Repurchase Agreement	—	126,495	—	126,495
Total	$17,618,857	$126,495	$—	$17,745,352

For the period ended June 30, 2016, there were no transfers between levels.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $15,613,501)	$17,618,857
Repurchase agreement, at value (cost $126,495)	126,495
Total investments (cost $15,739,996)	17,745,352
Receivables:
Fund shares sold	445,914
Dividends	9,381
Total assets	18,200,647

Liabilities:
Payable for:
Securities purchased	343,685
Fund shares redeemed	16,326
Management fees	12,420
Transfer agent and administrative fees	4,140
Investor service fees	4,140
Portfolio accounting fees	1,656
Miscellaneous	39,355
Total liabilities	421,722
Commitments and contingent liabilities (Note 11)	—
Net assets	$17,778,925

Net assets consist of:
Paid in capital	$18,156,975
Accumulated net investment loss	(90,932)
Accumulated net realized loss on investments	(2,292,474)
Net unrealized appreciation on investments	2,005,356
Net assets	$17,778,925
Capital shares outstanding	565,572
Net asset value per share	$31.44

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends	$77,857
Interest	172
Total investment income	78,029

Expenses:
Management fees	81,376
Transfer agent and administrative fees	27,125
Investor service fees	27,125
Portfolio accounting fees	10,850
Professional fees	23,720
Custodian fees	1,266
Trustees’ fees*	1,189
Line of credit fees	35
Miscellaneous	(3,725)
Total expenses	168,961
Net investment loss	(90,932)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	26,979
Net realized gain	26,979
Net change in unrealized appreciation (depreciation) on:
Investments	(1,595,444)
Net change in unrealized appreciation (depreciation)	(1,595,444)
Net realized and unrealized loss	(1,568,465)
Net decrease in net assets resulting from operations	$(1,659,397)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

S&P MIDCAP 400® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(90,932)	$(273,091)
Net realized gain (loss) on investments	26,979	(1,860,388)
Net change in unrealized appreciation (depreciation) on investments	(1,595,444)	664,684
Net decrease in net assets resulting from operations	(1,659,397)	(1,468,795)

Distributions to shareholders from:
Net realized gains	—	(3,076,475)
Total distributions to shareholders	—	(3,076,475)

Capital share transactions:
Proceeds from sale of shares	24,607,048	105,502,833
Distributions reinvested	—	3,076,475
Cost of shares redeemed	(39,312,449)	(99,817,148)
Net increase (decrease) from capital share transactions	(14,705,401)	8,762,160
Net increase (decrease) in net assets	(16,364,798)	4,216,890

Net assets:
Beginning of period	34,143,723	29,926,833
End of period	$17,778,925	$34,143,723
Accumulated net investment loss at end of period	$(90,932)	$—

Capital share activity:
Shares sold	790,135	2,978,072
Shares issued from reinvestment of distributions	—	87,251
Shares redeemed	(1,283,834)	(2,884,902)
Net increase (decrease) in shares	(493,699)	180,421

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$32.23	$34.05	$43.02	$34.66	$36.51	$39.19
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.22)	(.28)	(.17)	(.23)	(.52)
Net gain (loss) on investments (realized and unrealized)	(.66)	.88	(.31)	11.79	5.80	.34
Total from investment operations	(.79)	.66	(.59)	11.62	5.57	(.18)
Less distributions from:
Net realized gains	—	(2.48)	(8.38)	(3.26)	(7.42)	(2.50)
Total distributions	—	(2.48)	(8.38)	(3.26)	(7.42)	(2.50)
Net asset value, end of period	$31.44	$32.23	$34.05	$43.02	$34.66	$36.51

Total Return[c]	(2.45%)	1.32%	(1.55%)	34.05%	16.05%	(0.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,779	$34,144	$29,927	$49,701	$32,343	$27,379
Ratios to average net assets:
Net investment income (loss)	(0.84%)	(0.64%)	(0.67%)	(0.43%)	(0.58%)	(1.26%)
Total expenses	1.56%	1.50%	1.57%	1.54%	1.58%	1.61%
Portfolio turnover rate	111%	269%	380%	335%	234%	202%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

FUND PROFILE (Unaudited)	June 30, 2016

S&P MIDCAP 400® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Joy Global, Inc.	3.4%
Talen Energy Corp.	3.1%
United States Steel Corp.	2.6%
KB Home	2.2%
Reliance Steel & Aluminum Co.	2.1%
Commercial Metals Co.	2.0%
Computer Sciences Corp.	2.0%
Arrow Electronics, Inc.	1.9%
Tech Data Corp.	1.9%
Terex Corp.	1.9%
Top Ten Total	23.1%

“Ten Largest Holdings” excludes any temporary cash investments.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.1%

Industrial - 22.7%
Joy Global, Inc.	37,351	$789,601
Arrow Electronics, Inc.*	7,166	443,576
Tech Data Corp.*	6,172	443,458
Terex Corp.	21,555	437,782
Triumph Group, Inc.	10,980	389,790
Avnet, Inc.	8,929	361,714
AECOM*	9,297	295,366
Greif, Inc. — Class A	7,698	286,904
KLX, Inc.*	8,818	273,358
Vishay Intertechnology, Inc.	21,042	260,710
Oshkosh Corp.	4,880	232,825
Jabil Circuit, Inc.	11,720	216,468
AGCO Corp.	4,532	213,593
Trinity Industries, Inc.	11,035	204,920
EMCOR Group, Inc.	3,520	173,395
Granite Construction, Inc.	2,620	119,341
Regal Beloit Corp.	2,002	110,210
GATX Corp.	2,323	102,142
Total Industrial		5,355,153

Consumer, Cyclical – 15.0%
KB Home	34,741	528,411
Ingram Micro, Inc. — Class A	12,292	427,516
World Fuel Services Corp.	8,167	387,851
CST Brands, Inc.	6,735	290,144
GameStop Corp. — Class A	10,770	286,267
Big Lots, Inc.	4,268	213,869
Fossil Group, Inc.*	5,870	167,471
Dana Holding Corp.	14,893	157,270
Abercrombie & Fitch Co. — Class A	8,603	153,219
Dick’s Sporting Goods, Inc.	3,370	151,852
Ascena Retail Group, Inc.*	20,849	145,735
J.C. Penney Company, Inc.*	15,376	136,539
Deckers Outdoor Corp.*	2,320	133,446
Office Depot, Inc.*	36,588	121,106
Cabela’s, Inc.*	2,220	111,133
Guess?, Inc.	7,301	109,880
Total Consumer, Cyclical		3,521,709

Financial - 14.9%
Reinsurance Group of America, Inc. — Class A	3,756	364,295
Endurance Specialty Holdings Ltd.	3,423	229,889
Hanover Insurance Group, Inc.	2,689	227,544
Aspen Insurance Holdings Ltd.	4,905	227,494
CNO Financial Group, Inc.	12,750	222,615
Senior Housing Properties Trust	9,370	195,177
Everest Re Group Ltd.	1,004	183,401
Alleghany Corp.*	330	181,361
Hancock Holding Co.	6,870	179,375
Kemper Corp.	5,508	170,638
First American Financial Corp.	3,773	151,750
WR Berkley Corp.	2,510	150,399
Genworth Financial, Inc. — Class A*	53,259	137,408
First Niagara Financial Group, Inc.	13,033	126,941
Umpqua Holdings Corp.	7,171	110,935
Trustmark Corp.	4,449	110,558
Associated Banc-Corp.	6,115	104,873
FirstMerit Corp.	5,005	101,451
Prosperity Bancshares, Inc.	1,962	100,042
Stifel Financial Corp.*	2,790	87,746
International Bancshares Corp.	3,024	78,896
TCF Financial Corp.	5,842	73,901
Total Financial		3,516,689

Basic Materials - 13.0%
United States Steel Corp.	36,555	616,317
Reliance Steel & Aluminum Co.	6,442	495,390
Commercial Metals Co.	27,566	465,865
Allegheny Technologies, Inc.	31,304	399,126
Steel Dynamics, Inc.	13,686	335,307
Domtar Corp.	9,297	325,488
Olin Corp.	6,035	149,909
Worthington Industries, Inc.	3,280	138,744
Carpenter Technology Corp.	3,950	130,074
Total Basic Materials		3,056,220

Consumer, Non-cyclical - 11.5%
United Natural Foods, Inc.*	8,723	408,236
Aaron’s, Inc.	11,643	254,865
Owens & Minor, Inc.	6,798	254,109
Community Health Systems, Inc.*	19,092	230,060
DeVry Education Group, Inc.	11,711	208,925
Graham Holdings Co. — Class B	410	200,711
ManpowerGroup, Inc.	3,101	199,518
RR Donnelley & Sons Co.	11,760	198,979
Tenet Healthcare Corp.*	7,180	198,455
LifePoint Health, Inc.*	2,939	192,122
Dean Foods Co.	10,372	187,629
FTI Consulting, Inc.*	4,323	175,860
Total Consumer, Non-cyclical		2,709,469

Energy - 9.5%
WPX Energy, Inc.*	42,307	393,879
CONSOL Energy, Inc.	18,827	302,926
SM Energy Co.	11,034	297,918
Murphy USA, Inc.*	3,834	284,329
Patterson-UTI Energy, Inc.	10,281	219,190
Noble Corporation plc	20,853	171,829
Oil States International, Inc.*	4,513	148,387
NOW, Inc.*	6,725	121,992
Western Refining, Inc.	5,260	108,514
HollyFrontier Corp.	4,062	96,554
Rowan Companies plc — Class A	5,295	93,510
Total Energy		2,239,028

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
S&P MIDCAP 400® PURE VALUE FUND

	Shares	Value

Utilities - 6.4%
Talen Energy Corp.*	54,044	$732,297
MDU Resources Group, Inc.	11,632	279,168
Great Plains Energy, Inc.	4,876	148,230
PNM Resources, Inc.	3,490	123,686
ONE Gas, Inc.	1,660	110,539
Hawaiian Electric Industries, Inc.	3,223	105,682
Total Utilities		1,499,602

Technology - 4.4%
Computer Sciences Corp.	9,310	462,241
SYNNEX Corp.	2,710	256,962
3D Systems Corp.*	15,053	206,076
Lexmark International, Inc. — Class A	3,142	118,611
Total Technology		1,043,890

Communications - 1.7%
Telephone & Data Systems, Inc.	13,712	406,698

Total Common Stocks
(Cost $19,642,932)		23,348,458

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$129,130	129,130
Total Repurchase Agreement
(Cost $129,130)		129,130

Total Investments - 99.6%
(Cost $19,772,062)		$23,477,588
Other Assets & Liabilities, net - 0.4%		83,633
Total Net Assets - 100.0%		$23,561,221

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$23,348,458	$—	$—	$23,348,458
Repurchase Agreement	—	129,130	—	129,130
Total	$23,348,458	$129,130	$—	$23,477,588

For the period ended June 30, 2016, there were no transfers between levels.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $19,642,932)	$23,348,458
Repurchase agreement, at value (cost $129,130)	129,130
Total investments (cost $19,772,062)	23,477,588
Cash	1,100
Receivables:
Fund shares sold	437,420
Dividends	15,445
Total assets	23,931,553

Liabilities:
Payable for:
Securities purchased	321,793
Management fees	12,803
Transfer agent and administrative fees	4,268
Investor service fees	4,268
Portfolio accounting fees	1,707
Fund shares redeemed	137
Miscellaneous	25,356
Total liabilities	370,332
Commitments and contingent liabilities (Note 11)	—
Net assets	$23,561,221

Net assets consist of:
Paid in capital	$22,582,183
Undistributed net investment income	88,364
Accumulated net realized loss on investments	(2,814,852)
Net unrealized appreciation on investments	3,705,526
Net assets	$23,561,221
Capital shares outstanding	258,103
Net asset value per share	$91.29

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends	$139,704
Interest	117
Total investment income	139,821

Expenses:
Management fees	62,651
Transfer agent and administrative fees	20,884
Investor service fees	20,884
Portfolio accounting fees	8,353
Professional fees	11,154
Custodian fees	977
Trustees’ fees*	556
Line of credit fees	5
Miscellaneous	4,845
Total expenses	130,309
Net investment income	9,512

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,413,667)
Net realized loss	(1,413,667)
Net change in unrealized appreciation (depreciation) on:
Investments	2,353,468
Net change in unrealized appreciation (depreciation)	2,353,468
Net realized and unrealized gain	939,801
Net increase in net assets resulting from operations	$949,313

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

S&P MIDCAP 400® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,512	$78,852
Net realized loss on investments	(1,413,667)	(194,663)
Net change in unrealized appreciation (depreciation) on investments	2,353,468	(1,676,331)
Net increase (decrease) in net assets resulting from operations	949,313	(1,792,142)

Distributions to shareholders from:
Net investment income	—	(21,051)
Net realized gains	—	(1,506,910)
Total distributions to shareholders	—	(1,527,961)

Capital share transactions:
Proceeds from sale of shares	32,035,751	42,860,097
Distributions reinvested	—	1,527,961
Cost of shares redeemed	(21,431,189)	(46,520,312)
Net increase (decrease) from capital share transactions	10,604,562	(2,132,254)
Net increase (decrease) in net assets	11,553,875	(5,452,357)

Net assets:
Beginning of period	12,007,346	17,459,703
End of period	$23,561,221	$12,007,346
Undistributed net investment income at end of period	$88,364	$78,852

Capital share activity:
Shares sold	359,153	416,129
Shares issued from reinvestment of distributions	—	15,880
Shares redeemed	(242,984)	(452,391)
Net increase (decrease) in shares	116,169	(20,382)

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P MIDCAP 400® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$84.60	$107.57	$117.10	$86.29	$73.77	$79.45
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.52	.10	.05	.11	(.01)
Net gain (loss) on investments (realized and unrealized)	6.64	(11.88)	7.35	30.85	12.41	(5.67)
Total from investment operations	6.69	(11.36)	7.45	30.90	12.52	(5.68)
Less distributions from:
Net investment income	—	(.16)	(.09)	(.09)	—	—
Net realized gains	—	(11.45)	(16.89)	—	—	—
Total distributions	—	(11.61)	(16.98)	(.09)	—	—
Net asset value, end of period	$91.29	$84.60	$107.57	$117.10	$86.29	$73.77

Total Return[c]	7.92%	(11.86%)	6.72%	35.80%	16.99%	(7.15%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,561	$12,007	$17,460	$28,156	$14,172	$22,900
Ratios to average net assets:
Net investment income (loss)	0.11%	0.52%	0.08%	0.04%	0.14%	(0.01%)
Total expenses	1.56%	1.50%	1.57%	1.54%	1.58%	1.61%
Portfolio turnover rate	108%	280%	353%	499%	290%	334%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

FUND PROFILE (Unaudited)	June 30, 2016

S&P SMALLCAP 600® PURE GROWTH FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Growth Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Ligand Pharmaceuticals, Inc. — Class B	1.9%
Supernus Pharmaceuticals, Inc.	1.8%
Fabrinet	1.5%
CoreSite Realty Corp.	1.4%
Installed Building Products, Inc.	1.3%
TASER International, Inc.	1.3%
Meritage Homes Corp.	1.3%
PGT, Inc.	1.3%
AMN Healthcare Services, Inc.	1.3%
Cirrus Logic, Inc.	1.2%
Top Ten Total	14.3%

“Ten Largest Holdings” excludes any temporary cash investments.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 98.9%

Consumer, Non-cyclical - 33.3%
Ligand Pharmaceuticals, Inc. — Class B*	2,043	$243,669
Supernus Pharmaceuticals, Inc.*	10,945	222,950
AMN Healthcare Services, Inc.*	4,000	159,880
Depomed, Inc.*	7,795	152,938
LendingTree, Inc.*	1,606	141,858
NuVasive, Inc.*	2,221	132,638
Masimo Corp.*	2,458	129,082
MiMedx Group, Inc.*	15,430	123,131
Cross Country Healthcare, Inc.*	8,684	120,881
NutriSystem, Inc.	4,710	119,446
Zeltiq Aesthetics, Inc.*	4,270	116,699
On Assignment, Inc.*	3,002	110,924
Almost Family, Inc.*	2,549	108,613
Cynosure, Inc. — Class A*	2,149	104,538
Vascular Solutions, Inc.*	2,500	104,150
Cambrex Corp.*	1,959	101,339
Cantel Medical Corp.	1,381	94,916
Repligen Corp.*	3,458	94,611
Cal-Maine Foods, Inc.	2,130	94,402
Surgical Care Affiliates, Inc.*	1,962	93,529
Emergent BioSolutions, Inc.*	3,226	90,715
Calavo Growers, Inc.	1,287	86,229
TrueBlue, Inc.*	4,486	84,875
Neogen Corp.*	1,460	82,125
US Physical Therapy, Inc.	1,300	78,273
B&G Foods, Inc.	1,597	76,975
Lannett Company, Inc.*	3,228	76,794
LHC Group, Inc.*	1,736	75,134
Nektar Therapeutics*	5,194	73,911
Merit Medical Systems, Inc.*	3,669	72,756
Albany Molecular Research, Inc.*	5,253	70,600
Natus Medical, Inc.*	1,862	70,384
SurModics, Inc.*	2,865	67,270
Matthews International Corp. — Class A	1,170	65,099
Monro Muffler Brake, Inc.	990	62,924
Heidrick & Struggles International, Inc.	3,662	61,815
Chemed Corp.	438	59,704
Healthcare Services Group, Inc.	1,380	57,104
Luminex Corp.*	2,790	56,442
WD-40 Co.	456	53,557
Integra LifeSciences Holdings Corp.*	660	52,655
CorVel Corp.*	1,090	47,066
Korn/Ferry International	2,273	47,051
Impax Laboratories, Inc.*	1,152	33,201
Acorda Therapeutics, Inc.*	1,125	28,693
Phibro Animal Health Corp. — Class A	1,014	18,921
Total Consumer, Non-cyclical		4,220,467

Financial - 20.0%
CoreSite Realty Corp.	2,033	180,307
First Midwest Bancorp, Inc.	8,525	149,699
Opus Bank	4,330	146,353
Home BancShares, Inc.	6,020	119,136
Ameris Bancorp	3,910	116,126
Universal Insurance Holdings, Inc.	6,109	113,505
Walker & Dunlop, Inc.*	4,631	105,494
Talmer Bancorp, Inc. — Class A	5,480	105,052
Employers Holdings, Inc.	3,610	104,762
Hanmi Financial Corp.	4,040	94,900
BofI Holding, Inc.*	5,284	93,580
Acadia Realty Trust	2,588	91,926
Pinnacle Financial Partners, Inc.	1,873	91,496
Simmons First National Corp. — Class A	1,940	89,599
Four Corners Property Trust, Inc.	4,251	87,528
Bank Mutual Corp.	10,497	80,617
Northfield Bancorp, Inc.	5,144	76,286
ServisFirst Bancshares, Inc.	1,520	75,073
AMERISAFE, Inc.	1,219	74,627
Evercore Partners, Inc. — Class A	1,605	70,925
LegacyTexas Financial Group, Inc.	2,477	66,656
HFF, Inc. — Class A	2,281	65,875
RLI Corp.	888	61,077
BBCN Bancorp, Inc.	3,848	57,412
Banner Corp.	1,248	53,090
Financial Engines, Inc.	2,018	52,206
Retail Opportunity Investments Corp.	2,358	51,098
First Financial Bankshares, Inc.	1,544	50,628
Total Financial		2,525,033

Industrial - 18.8%
Fabrinet*	5,164	191,687
TASER International, Inc.*	6,728	167,393
PGT, Inc.*	15,846	163,213
Dycom Industries, Inc.*	1,703	152,861
Headwaters, Inc.*	7,731	138,694
US Concrete, Inc.*	2,158	131,444
Universal Forest Products, Inc.	1,362	126,244
Drew Industries, Inc.	1,388	117,758
II-VI, Inc.*	5,596	104,981
Lydall, Inc.*	2,701	104,151
Griffon Corp.	6,094	102,745
AZZ, Inc.	1,634	98,007
John Bean Technologies Corp.	1,422	87,055
US Ecology, Inc.	1,892	86,937
Comfort Systems USA, Inc.	2,562	83,444
Methode Electronics, Inc.	2,091	71,575
Sturm Ruger & Company, Inc.	1,005	64,330
Exponent, Inc.	1,087	63,492
Trex Company, Inc.*	1,380	61,990
AAON, Inc.	2,162	59,477
Apogee Enterprises, Inc.	1,273	59,004
Proto Labs, Inc.*	899	51,746
Matson, Inc.	1,484	47,918

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
S&P SMALLCAP 600® PURE GROWTH FUND

	Shares	Value

OSI Systems, Inc.*	560	$32,553
Total Industrial		2,368,699

Technology - 9.9%
Cirrus Logic, Inc.*	4,040	156,713
Ebix, Inc.	2,704	129,522
Take-Two Interactive Software, Inc.*	2,844	107,844
Blackbaud, Inc.	1,547	105,041
ExlService Holdings, Inc.*	1,840	96,435
Monolithic Power Systems, Inc.	1,298	88,679
Kopin Corp.*	38,426	85,305
Tessera Technologies, Inc.	2,445	74,915
Medidata Solutions, Inc.*	1,570	73,586
Synchronoss Technologies, Inc.*	1,830	58,304
CEVA, Inc.*	2,110	57,329
Cray, Inc.*	1,894	56,668
Rambus, Inc.*	4,417	53,357
Omnicell, Inc.*	1,532	52,440
Virtusa Corp.*	1,656	47,825
Total Technology		1,243,963

Consumer, Cyclical - 9.2%
Installed Building Products, Inc.*	4,671	169,511
Meritage Homes Corp.*	4,452	167,128
Lithia Motors, Inc. — Class A	1,175	83,507
American Woodmark Corp.*	1,244	82,577
Monarch Casino & Resort, Inc.*	3,456	75,928
Allegiant Travel Co. — Class A	497	75,295
Papa John’s International, Inc.	1,041	70,787
Hawaiian Holdings, Inc.*	1,808	68,632
Ruth’s Hospitality Group, Inc.	3,906	62,301
Popeyes Louisiana Kitchen, Inc.*	1,076	58,793
Boyd Gaming Corp.*	3,149	57,942
Interface, Inc. — Class A	3,761	57,355
Gentherm, Inc.*	1,604	54,937
Francesca’s Holdings Corp.*	3,823	42,244
Sonic Corp.	1,072	28,998
Total Consumer, Cyclical		1,155,935

Communications - 4.8%
LogMeIn, Inc.*	2,151	136,438
8x8, Inc.*	6,820	99,640
Stamps.com, Inc.*	1,130	98,785
World Wrestling Entertainment, Inc. — Class A	4,368	80,415
NIC, Inc.	3,087	67,729
HealthStream, Inc.*	2,222	58,927
Blue Nile, Inc.	1,417	38,797
General Communication, Inc. — Class A*	1,636	25,849
Total Communications		606,580

Basic Materials - 1.9%
Balchem Corp.	1,334	79,573
Innospec, Inc.	1,380	63,466
Deltic Timber Corp.	800	53,704
Aceto Corp.	2,108	46,144
Total Basic Materials		242,887

Energy - 0.5%
Synergy Resources Corp.*	9,204	61,299

Utilities - 0.5%
Piedmont Natural Gas Company, Inc.	1,017	61,142

Total Common Stocks
(Cost $9,887,538)		12,486,005

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.4%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$48,852	48,852
Total Repurchase Agreement
(Cost $48,852)		48,852

Total Investments - 99.3%
(Cost $9,936,390)		$12,534,857
Other Assets & Liabilities, net - 0.7%		87,160
Total Net Assets - 100.0%		$12,622,017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.

See Sector Classification in Other Information section.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
S&P SMALLCAP 600® PURE GROWTH FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,486,005	$—	$—	$12,486,005
Repurchase Agreement	—	48,852	—	48,852
Total	$12,486,005	$48,852	$—	$12,534,857

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $9,887,538)	$12,486,005
Repurchase agreement, at value (cost $48,852)	48,852
Total investments (cost $9,936,390)	12,534,857
Receivables:
Fund shares sold	337,687
Dividends	7,592
Total assets	12,880,136

Liabilities:
Payable for:
Securities purchased	214,393
Management fees	8,518
Transfer agent and administrative fees	2,839
Investor service fees	2,839
Portfolio accounting fees	1,136
Fund shares redeemed	195
Miscellaneous	28,199
Total liabilities	258,119
Commitments and contingent liabilities (Note 11)	—
Net assets	$12,622,017

Net assets consist of:
Paid in capital	$11,569,628
Undistributed net investment income	11,661
Accumulated net realized loss on investments	(1,557,739)
Net unrealized appreciation on investments	2,598,467
Net assets	$12,622,017
Capital shares outstanding	295,766
Net asset value per share	$42.68

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends	$117,097
Interest	124
Total investment income	117,221

Expenses:
Management fees	50,838
Transfer agent and administrative fees	16,946
Investor service fees	16,946
Portfolio accounting fees	6,778
Professional fees	17,580
Trustees’ fees*	845
Custodian fees	791
Line of credit fees	18
Miscellaneous	(5,182)
Total expenses	105,560
Net investment income	11,661

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(338,011)
Net realized loss	(338,011)
Net change in unrealized appreciation (depreciation) on:
Investments	(249,939)
Net change in unrealized appreciation (depreciation)	(249,939)
Net realized and unrealized loss	(587,950)
Net decrease in net assets resulting from operations	$(576,289)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$11,661	$(221,231)
Net realized loss on investments	(338,011)	(291,532)
Net change in unrealized appreciation (depreciation) on investments	(249,939)	107
Net decrease in net assets resulting from operations	(576,289)	(512,656)

Distributions to shareholders from:
Net realized gains	—	(3,431,714)
Total distributions to shareholders	—	(3,431,714)

Capital share transactions:
Proceeds from sale of shares	27,151,385	102,867,930
Distributions reinvested	—	3,431,714
Cost of shares redeemed	(36,108,953)	(105,578,585)
Net increase (decrease) from capital share transactions	(8,957,568)	721,059
Net decrease in net assets	(9,533,857)	(3,223,311)

Net assets:
Beginning of period	22,155,874	25,379,185
End of period	$12,622,017	$22,155,874
Undistributed net investment income at end of period	$11,661	$—

Capital share activity:
Shares sold	676,193	2,163,122
Shares issued from reinvestment of distributions	—	71,598
Shares redeemed	(907,873)	(2,263,034)
Net decrease in shares	(231,680)	(28,314)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

S&P SMALLCAP 600® PURE GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$42.01	$45.67	$45.67	$34.20	$30.92	$29.87
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.30)	(.38)	(.32)	(.04)	(.40)
Net gain (loss) on investments (realized and unrealized)	.64	.62	.38	14.34	3.32	1.45
Total from investment operations	.67	.32	—	14.02	3.28	1.05
Less distributions from:
Net realized gains	—	(3.98)	—	(2.55)	—	—
Total distributions	—	(3.98)	—	(2.55)	—	—
Net asset value, end of period	$42.68	$42.01	$45.67	$45.67	$34.20	$30.92

Total Return[c]	1.62%	(0.37%)	0.00%	41.30%	10.61%	3.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,622	$22,156	$25,379	$48,492	$17,808	$23,086
Ratios to average net assets:
Net investment income (loss)	0.17%	(0.64%)	(0.85%)	(0.78%)	(0.13%)	(1.28%)
Total expenses	1.56%	1.50%	1.57%	1.54%	1.58%	1.61%
Portfolio turnover rate	181%	282%	268%	350%	291%	358%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

S&P SMALLCAP 600® PURE VALUE FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600® Pure Value Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 3, 2004

Ten Largest Holdings (% of Total Net Assets)
Century Aluminum Co.	2.4%
Seneca Foods Corp. — Class A	1.6%
EZCORP, Inc. — Class A	1.6%
SkyWest, Inc.	1.6%
SPX Corp.	1.6%
Atwood Oceanics, Inc.	1.6%
SpartanNash Co.	1.5%
Kelly Services, Inc. — Class A	1.5%
Orion Group Holdings, Inc.	1.4%
LSB Industries, Inc.	1.4%
Top Ten Total	16.2%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 98.9%

Industrial - 26.1%
SPX Corp.*	16,937	$251,515
Orion Group Holdings, Inc.*	41,949	222,749
LSB Industries, Inc.*	18,365	221,849
Sanmina Corp.*	7,883	211,344
Chart Industries, Inc.*	8,117	195,863
Benchmark Electronics, Inc.*	8,607	182,038
MYR Group, Inc.*	7,236	174,243
TimkenSteel Corp.	18,069	173,824
Atlas Air Worldwide Holdings, Inc.*	3,920	162,366
Olympic Steel, Inc.	5,897	161,047
TTM Technologies, Inc.*	20,541	154,674
Roadrunner Transportation Systems, Inc.*	20,500	152,929
Bel Fuse, Inc. — Class B	8,560	152,197
Greenbrier Companies, Inc.	4,922	143,378
Celadon Group, Inc.	16,292	133,106
ArcBest Corp.	8,043	130,699
Plexus Corp.*	2,934	126,749
Saia, Inc.*	4,796	120,571
Briggs & Stratton Corp.	5,524	116,998
Powell Industries, Inc.	2,895	113,889
Hornbeck Offshore Services, Inc.*	12,971	108,178
SPX FLOW, Inc.*	3,796	98,962
Hub Group, Inc. — Class A*	2,524	96,846
Boise Cascade Co.*	3,697	84,846
Echo Global Logistics, Inc.*	3,770	84,523
AAR Corp.	3,252	75,901
Aegion Corp. — Class A*	3,222	62,861
Kaman Corp.	1,409	59,911
Marten Transport Ltd.	2,742	54,292
Astec Industries, Inc.	876	49,187
Applied Industrial Technologies, Inc.	947	42,748
Haynes International, Inc.	1,238	39,715
Tredegar Corp.	2,391	38,543
Tidewater, Inc.	8,187	36,105
Total Industrial		4,234,646

Consumer, Cyclical - 26.0%
EZCORP, Inc. — Class A*	34,225	258,741
SkyWest, Inc.	9,607	254,201
Barnes & Noble Education, Inc.*	18,336	186,110
Finish Line, Inc. — Class A	8,506	171,737
Big 5 Sporting Goods Corp.	18,401	170,577
Tuesday Morning Corp.*	21,194	148,782
Genesco, Inc.*	2,298	147,784
ScanSource, Inc.*	3,849	142,836
Veritiv Corp.*	3,529	132,620
Iconix Brand Group, Inc.*	19,544	132,118
Cash America International, Inc.	3,021	128,755
Perry Ellis International, Inc.*	6,030	121,323
Stage Stores, Inc.	24,736	120,712
Tailored Brands, Inc.	9,195	116,409
Barnes & Noble, Inc.	10,253	116,372
Essendant, Inc.	3,740	114,294
Ruby Tuesday, Inc.*	31,567	113,957
Fred’s, Inc. — Class A	6,781	109,242
Anixter International, Inc.*	1,920	102,298
Zumiez, Inc.*	7,016	100,399
Superior Industries International, Inc.	3,619	96,917
Titan International, Inc.	15,235	94,457
Sonic Automotive, Inc. — Class A	5,192	88,836
Lumber Liquidators Holdings, Inc.*	5,705	87,971
Children’s Place, Inc.	1,086	87,075
Stein Mart, Inc.	11,094	85,646
VOXX International Corp. — Class A*	30,480	85,039
Kirkland’s, Inc.*	5,488	80,564
Group 1 Automotive, Inc.	1,479	73,003
Caleres, Inc.	2,882	69,773
Biglari Holdings, Inc.*	165	66,551
Arctic Cat, Inc.	3,880	65,960
Wolverine World Wide, Inc.	2,970	60,350
Vitamin Shoppe, Inc.*	1,792	54,781
Regis Corp.*	3,958	49,277
Vera Bradley, Inc.*	2,885	40,880
Unifi, Inc.*	1,442	39,266
Movado Group, Inc.	1,802	39,067
Express, Inc.*	2,676	38,829
Daktronics, Inc.	4,610	28,813
Total Consumer, Cyclical		4,222,322

Consumer, Non-cyclical - 15.9%
Seneca Foods Corp. — Class A*	7,328	265,347
SpartanNash Co.	8,108	247,943
Kelly Services, Inc. — Class A	12,619	239,382
Rent-A-Center, Inc.	16,740	205,567
Darling Ingredients, Inc.*	12,106	180,379
Magellan Health, Inc.*	2,544	167,319
Andersons, Inc.	4,572	162,489
ABM Industries, Inc.	3,920	143,002
Universal Corp.	2,049	118,309
Kindred Healthcare, Inc.	10,018	113,103
Central Garden & Pet Co. — Class A*	4,373	94,938
CDI Corp.	14,897	90,872
Sanderson Farms, Inc.	1,000	86,640
AngioDynamics, Inc.*	5,768	82,886
Select Medical Holdings Corp.*	7,560	82,177
Universal Technical Institute, Inc.	26,519	59,933
Green Dot Corp. — Class A*	2,514	57,797
Viad Corp.	1,623	50,313
PharMerica Corp.*	1,567	38,642
Invacare Corp.	3,098	37,579
Healthways, Inc.*	3,090	35,690
Central Garden & Pet Co.*	1,327	30,295
Total Consumer, Non-cyclical		2,590,602

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
S&P SMALLCAP 600® PURE VALUE FUND

	Shares	Value

Energy - 10.9%
Atwood Oceanics, Inc.	20,074	$251,326
Archrock, Inc.	20,675	194,760
Exterran Corp.*	13,530	173,860
Green Plains, Inc.	7,402	145,967
Helix Energy Solutions Group, Inc.*	20,403	137,924
Newpark Resources, Inc.*	20,856	120,756
Pioneer Energy Services Corp.*	25,150	115,690
SunCoke Energy, Inc.	19,048	110,860
Gulf Island Fabrication, Inc.	15,905	110,381
SEACOR Holdings, Inc.*	1,832	106,164
Era Group, Inc.*	11,212	105,393
Cloud Peak Energy, Inc.*	35,870	73,892
REX American Resources Corp.*	1,012	60,548
Bristow Group, Inc.	3,910	44,613
Basic Energy Services, Inc.*	11,231	18,868
Total Energy		1,771,002

Financial - 7.5%
Enova International, Inc.*	21,972	161,713
World Acceptance Corp.*	2,805	127,908
First BanCorp*	29,204	115,940
Piper Jaffray Cos.*	2,785	104,994
Calamos Asset Management, Inc. — Class A	13,199	96,485
International. FCStone, Inc.*	3,488	95,188
OFG Bancorp	11,155	92,587
Capstead Mortgage Corp. REIT	7,447	72,236
Infinity Property & Casualty Corp.	890	71,787
Stewart Information Services Corp.	1,643	68,037
Navigators Group, Inc.	664	61,068
Horace Mann Educators Corp.	1,755	59,301
Encore Capital Group, Inc.*	2,371	55,790
American Equity Investment Life Holding Co.	2,930	41,753
Total Financial		1,224,787

Basic Materials - 6.6%
Century Aluminum Co.*	62,512	395,701
PH Glatfelter Co.	7,467	146,054
Chemours Co.	17,214	141,843
Materion Corp.	3,820	94,583
Clearwater Paper Corp.*	1,175	76,810
Innophos Holdings, Inc.	1,600	67,536
A. Schulman, Inc.	2,287	55,849
Stepan Co.	819	48,755
Intrepid Potash, Inc.*	27,282	39,286
Total Basic Materials		1,066,417

Technology - 3.0%
Insight Enterprises, Inc.*	5,391	140,166
ManTech International Corp. — Class A	2,468	93,340
Ciber, Inc.*	52,322	78,483
Kulicke & Soffa Industries, Inc.*	4,284	52,136
Engility Holdings, Inc.*	2,259	47,710
CACI International, Inc. — Class A*	505	45,657
Brooks Automation, Inc.	3,199	35,893
Total Technology		493,385

Communications - 2.9%
Iridium Communications, Inc.*	10,985	97,547
Black Box Corp.	5,862	76,675
FTD Companies, Inc.*	2,770	69,139
Comtech Telecommunications Corp.	4,366	56,059
Blucora, Inc.*	4,988	51,676
Scholastic Corp.	1,199	47,492
Gannett Company, Inc.	3,385	46,747
Sizmek, Inc.*	10,972	25,126
Total Communications		470,461

Total Common Stocks
(Cost $13,550,378)		16,073,622

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$96,517	96,517
Total Repurchase Agreement
(Cost $96,517)		96,517

Total Investments - 99.5%
(Cost $13,646,895)		$16,170,139
Other Assets & Liabilities, net - 0.5%		74,920
Total Net Assets - 100.0%		$16,245,059

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
S&P SMALLCAP 600® PURE VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$16,073,622	$—	$—	$16,073,622
Repurchase Agreement	—	96,517	—	96,517
Total	$16,073,622	$96,517	$—	$16,170,139

For the period ended June 30, 2016, there were no transfers between levels.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $13,550,378)	$16,073,622
Repurchase agreement, at value (cost $96,517)	96,517
Total investments (cost $13,646,895)	16,170,139
Receivables:
Fund shares sold	476,174
Securities sold	67,048
Dividends	9,972
Total assets	16,723,333

Liabilities:
Payable for:
Securities purchased	433,383
Fund shares redeemed	9,151
Management fees	8,896
Transfer agent and administrative fees	2,965
Investor service fees	2,965
Portfolio accounting fees	1,186
Miscellaneous	19,728
Total liabilities	478,274
Commitments and contingent liabilities (Note 11)	—
Net assets	$16,245,059

Net assets consist of:
Paid in capital	$19,674,468
Accumulated net investment loss	(24,180)
Accumulated net realized loss on investments	(5,928,473)
Net unrealized appreciation on investments	2,523,244
Net assets	$16,245,059
Capital shares outstanding	149,422
Net asset value per share	$108.72

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $128)	$77,738
Interest	96
Total investment income	77,834

Expenses:
Management fees	49,061
Transfer agent and administrative fees	16,354
Investor service fees	16,354
Portfolio accounting fees	6,541
Professional fees	9,126
Custodian fees	765
Trustees’ fees*	455
Line of credit fees	7
Miscellaneous	3,351
Total expenses	102,014
Net investment loss	(24,180)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,567,748)
Net realized loss	(1,567,748)
Net change in unrealized appreciation (depreciation) on:
Investments	1,702,042
Net change in unrealized appreciation (depreciation)	1,702,042
Net realized and unrealized gain	134,294
Net increase in net assets resulting from operations	$110,114

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

S&P SMALLCAP 600® PURE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(24,180)	$(12,938)
Net realized loss on investments	(1,567,748)	(1,314,665)
Net change in unrealized appreciation (depreciation) on investments	1,702,042	(1,225,168)
Net increase (decrease) in net assets resulting from operations	110,114	(2,552,771)

Distributions to shareholders from:
Net realized gains	—	(1,392,666)
Total distributions to shareholders	—	(1,392,666)

Capital share transactions:
Proceeds from sale of shares	28,618,714	35,347,419
Distributions reinvested	—	1,392,666
Cost of shares redeemed	(24,230,420)	(35,366,317)
Net increase from capital share transactions	4,388,294	1,373,768
Net increase (decrease) in net assets	4,498,408	(2,571,669)

Net assets:
Beginning of period	11,746,651	14,318,320
End of period	$16,245,059	$11,746,651
Accumulated net investment loss at end of period	$(24,180)	$—

Capital share activity:
Shares sold	267,568	283,147
Shares issued from reinvestment of distributions	—	11,476
Shares redeemed	(230,063)	(291,636)
Net increase in shares	37,505	2,986

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P SMALLCAP 600® PURE VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$104.96	$131.44	$158.21	$111.18	$92.36	$101.98
Income (loss) from investment operations:
Net investment income (loss)[b]	(.19)	(.11)	(.77)	(.58)	(.22)	(.73)
Net gain (loss) on investments (realized and unrealized)	3.95	(16.32)	2.56	48.15	19.04	(8.89)
Total from investment operations	3.76	(16.43)	1.79	47.57	18.82	(9.62)
Less distributions from:
Net realized gains	—	(10.05)	(28.56)	(.54)	—	—
Total distributions	—	(10.05)	(28.56)	(.54)	—	—
Net asset value, end of period	$108.72	$104.96	$131.44	$158.21	$111.18	$92.36

Total Return[c]	3.59%	(13.54%)	1.31%	42.83%	20.38%	(9.44%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,245	$11,747	$14,318	$29,575	$16,178	$12,757
Ratios to average net assets:
Net investment income (loss)	(0.37%)	(0.09%)	(0.50%)	(0.43%)	(0.22%)	(0.75%)
Total expenses	1.56%	1.50%	1.57%	1.54%	1.58%	1.62%
Portfolio turnover rate	150%	245%	144%	260%	318%	404%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

FUND PROFILE (Unaudited)	June 30, 2016

EUROPE 1.25x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX® Europe 50 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	34.8%
Guggenheim Strategy Fund II	13.6%
Nestle S.A. ADR	2.6%
Novartis AG ADR	2.1%
Roche Holding AG ADR	1.9%
HSBC Holdings plc ADR	1.3%
British American Tobacco plc ADR	1.3%
Total S.A. ADR	1.2%
Royal Dutch Shell plc — Class A ADR	1.2%
BP plc ADR	1.1%
Top Ten Total	61.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

INVESTMENT CONCENTRATION

At June 30, 2016, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value
United Kingdom	36%	$ 285,421
Switzerland	22%	175,976
Germany	15%	116,057
France	12%	96,102
Spain	4%	30,950
Netherlands	3%	25,946
Denmark	3%	23,341
Other	5%	43,224
Total Securities	100%	$ 797,017

The chart above reflects percentages of the value of common stocks.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
EUROPE 1.25x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 36.2%

Consumer, Non-cyclical - 17.1%
Nestle S.A. ADR	728	$56,281
Novartis AG ADR	573	47,277
Roche Holding AG ADR	1,289	42,473
British American Tobacco plc ADR	214	27,709
GlaxoSmithKline plc ADR	554	24,010
Novo Nordisk A/S ADR	434	23,341
Anheuser-Busch InBev S.A. ADR	176	23,176
Sanofi ADR	540	22,599
Bayer AG ADR	189	19,023
AstraZeneca plc ADR	570	17,208
Unilever N.V. — Class Y	358	16,804
Diageo plc ADR	144	16,255
Reckitt Benckiser Group plc ADR	759	15,423
Unilever plc ADR	300	14,373
Imperial Brands plc ADR	109	11,904
Total Consumer, Non-cyclical		377,856

Financial - 6.8%
HSBC Holdings plc ADR	893	27,961
Allianz SE ADR	1,048	15,091
Banco Santander S.A. ADR	3,333	13,065
BNP Paribas S.A. ADR	510	11,516
Lloyds Banking Group plc ADR	3,625	10,766
UBS Group AG	823	10,666
Prudential plc ADR	294	9,999
AXA S.A. ADR	475	9,557
ING Groep N.V. ADR	885	9,142
Zurich Insurance Group AG ADR	343	8,482
Banco Bilbao Vizcaya Argentaria S.A. ADR	1,451	8,329
Barclays plc ADR	950	7,220
Credit Suisse Group AG ADR	423	4,526
Deutsche Bank AG*	314	4,311
Total Financial		150,631

Energy - 4.0%
Total S.A. ADR	558	26,840
Royal Dutch Shell plc — Class A ADR	481	26,561
BP plc ADR	691	24,537
Eni SpA ADR	290	9,382
Total Energy		87,320

Communications - 2.3%
Vodafone Group plc ADR	602	18,596
Deutsche Telekom AG ADR	725	12,310
BT Group plc ADR	396	11,029
Telefonica S.A. ADR	1,008	9,556
Total Communications		51,491

Industrial - 1.7%
Siemens AG ADR	183	18,774
ABB Ltd. ADR*	504	9,994
Schneider Electric SE ADR	668	7,889
Total Industrial		36,657

Basic Materials - 1.5%
BASF SE ADR	210	16,107
Rio Tinto plc ADR	276	8,639
Air Liquide S.A. ADR	393	8,265
Total Basic Materials		33,011

Consumer, Cyclical - 1.4%
Daimler AG ADR	227	13,637
LVMH Moet Hennessy Louis Vuitton SE ADR	311	9,436
Cie Financiere Richemont S.A. ADR	1,195	6,943
Total Consumer, Cyclical		30,016

Technology - 0.8%
SAP SE ADR	224	16,804

Utilities - 0.6%
National Grid plc ADR	178	13,231

Total Common Stocks
(Cost $611,237)		797,017

MUTUAL FUNDS† - 48.4%
Guggenheim Strategy Fund I1	30,760	766,235
Guggenheim Strategy Fund II1	12,109	300,418
Total Mutual Funds
(Cost $1,064,755)		1,066,653

	Face Amount

REPURCHASE AGREEMENTS††,2 - 9.2%
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	$67,254	67,254
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	67,254	67,254
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	67,253	67,253
Total Repurchase Agreements
(Cost $201,761)		201,761

Total Investments - 93.8%
(Cost $1,877,753)		$2,065,431
Other Assets & Liabilities, net - 6.2%		135,994
Total Net Assets - 100.0%		$2,201,425

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
EUROPE 1.25x STRATEGY FUND

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED††
September 2016 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $1,964,970)	63	$80,722

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $1,946,788)	14	$(30,579)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuers — See Note 9
[2]	Repurchase Agreements — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$797,017	$—	$—	$—	$—	$797,017
Equity Futures Contracts	—	—	—	80,722	—	80,722
Mutual Funds	1,066,653	—	—	—	—	1,066,653
Repurchase Agreements	—	—	201,761	—	—	201,761
Total	$1,863,670	$—	$201,761	$80,722	$—	$2,146,153

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$30,579	$—	$—	$—	$30,579

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $611,237)	$797,017
Investments in affiliated issuers, at value (cost $1,064,755)	1,066,653
Repurchase agreements, at value (cost $201,761)	201,761
Total investments (cost $1,877,753)	2,065,431
Segregated cash with broker	285,449
Cash	73,495
Receivables:
Fund shares sold	50,978
Variation margin	37,585
Foreign taxes reclaim	17,007
Dividends	7,657
Swap settlement	1,019
Total assets	2,538,621

Liabilities:
Foreign currency, at value (cost $73,495)	73,446
Payable for:
Fund shares redeemed	255,103
Management fees	2,341
Securities purchased	1,402
Transfer agent and administrative fees	650
Investor service fees	650
Portfolio accounting fees	260
Miscellaneous	3,344
Total liabilities	337,196
Commitments and contingent liabilities (Note 11)	—
Net assets	$2,201,425

Net assets consist of:
Paid in capital	$8,821,853
Undistributed net investment income	84,110
Accumulated net realized loss on investments	(6,942,403)
Net unrealized appreciation on investments	237,865
Net assets	$2,201,425
Capital shares outstanding	158,794
Net asset value per share	$13.86

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers	$68,808
Dividends from securities of affiliated issuers	3,205
Interest	401
Total investment income	72,414

Expenses:
Management fees	13,239
Transfer agent and administrative fees	3,677
Investor service fees	3,677
Portfolio accounting fees	1,471
Professional fees	2,923
Custodian fees	235
Trustees’ fees*	139
Line of credit fees	27
Miscellaneous	(102)
Total expenses	25,286
Net investment income	47,128

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(37,323)
Investments in affiliated issuers	999
Swap agreements	1,171
Futures contracts	(117,819)
Foreign currency	(3,247)
Net realized loss	(156,219)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(128,562)
Investments in affiliated issuers	1,860
Futures contracts	40,341
Foreign currency	19
Net change in unrealized appreciation (depreciation)	(86,342)
Net realized and unrealized loss	(242,561)
Net decrease in net assets resulting from operations	$(195,433)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

EUROPE 1.25x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$47,128	$31,625
Net realized loss on investments	(156,219)	(373,199)
Net change in unrealized appreciation (depreciation) on investments	(86,342)	(184,525)
Net decrease in net assets resulting from operations	(195,433)	(526,099)

Distributions to shareholders from:
Net investment income	—	(66,571)
Total distributions to shareholders	—	(66,571)

Capital share transactions:
Proceeds from sale of shares	8,373,518	28,295,638
Distributions reinvested	—	66,571
Cost of shares redeemed	(9,059,468)	(27,990,580)
Net increase (decrease) from capital share transactions	(685,950)	371,629
Net decrease in net assets	(881,383)	(221,041)

Net assets:
Beginning of period	3,082,808	3,303,849
End of period	$2,201,425	$3,082,808
Undistributed net investment income at end of period	$84,110	$36,982

Capital share activity:
Shares sold	611,461	1,704,156
Shares issued from reinvestment of distributions	—	3,848
Shares redeemed	(662,182)	(1,704,622)
Net increase (decrease) in shares	(50,721)	3,382

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

EUROPE 1.25x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$14.71	$16.03	$18.72	$15.13	$12.56	$14.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.11	.21	.13	.05	.17
Net gain (loss) on investments (realized and unrealized)	(1.07)	(1.23)	(2.53)	3.48	2.66	(2.41)
Total from investment operations	(.85)	(1.12)	(2.32)	3.61	2.71	(2.24)
Less distributions from:
Net investment income	—	(.20)	(.37)	(.02)	(.14)	—
Total distributions	—	(.20)	(.37)	(.02)	(.14)	—
Net asset value, end of period	$13.86	$14.71	$16.03	$18.72	$15.13	$12.56

Total Return[c]	(5.78%)	(7.19%)	(12.49%)	23.89%	21.66%	(15.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,201	$3,083	$3,304	$12,116	$12,810	$4,063
Ratios to average net assets:
Net investment income (loss)	3.20%	0.63%	1.14%	0.79%	0.40%	1.13%
Total expenses[d]	1.72%	1.66%	1.75%	1.71%	1.72%	1.78%
Portfolio turnover rate	202%	620%	401%	455%	489%	446%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FUND PROFILE (Unaudited)	June 30, 2016

JAPAN 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: October 1, 2001

The Fund invests principally in derivative investments such futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	27.7%
Guggenheim Strategy Fund II	18.6%
Total	46.3%

“Largest Holdings” excludes any temporary cash or derivative investments.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
JAPAN 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 46.3%
Guggenheim Strategy Fund I1	28,222	$702,998
Guggenheim Strategy Fund II1	19,019	471,866
Total Mutual Funds
(Cost $1,172,238)		1,174,864

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 3.9%
Farmer Mac
0.26% due 07/05/16[2]	$100,000	99,997
Total Federal Agency Discount Notes
(Cost $99,997)		99,997

REPURCHASE AGREEMENTS††,3 - 28.6%
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	241,747	241,747
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	241,747	241,747
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	241,748	241,748
Total Repurchase Agreements
(Cost $725,242)		725,242

Total Investments - 78.8%
(Cost $1,997,477)		$2,000,103
Other Assets & Liabilities, net - 21.2%		536,836
Total Net Assets - 100.0%		$2,536,939

	Contracts	Unrealized Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $4,974,325)	41	$150,694

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $5,060,800)	64	$(96,399)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuers — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 5.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
JAPAN 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Currency Futures Contracts	$—	$150,694	$—	$—	$150,694
Federal Agency Discount Notes	—	—	99,997	—	99,997
Mutual Funds	1,174,864	—	—	—	1,174,864
Repurchase Agreements	—	—	725,242	—	725,242
Total	$1,174,864	$150,694	$825,239	$—	$2,150,797

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Equity Futures Contracts	$—	$96,399	$—	$—	$96,399

*	Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $99,997)	$99,997
Investments in affiliated issuers, at value (cost $1,172,238)	1,174,864
Repurchase agreements, at value (cost $725,242)	725,242
Total investments (cost $1,997,477)	2,000,103
Segregated cash with broker	330,245
Cash	7,163
Receivables:
Fund shares sold	285,709
Swap settlement	7,270
Dividends	2,081
Total assets	2,632,571

Liabilities:
Payable for:
Fund shares redeemed	33,685
Variation margin	32,345
Securities purchased	22,075
Management fees	1,420
Transfer agent and administrative fees	473
Investor service fees	473
Portfolio accounting fees	190
Miscellaneous	4,971
Total liabilities	95,632
Commitments and contingent liabilities (Note 11)	—
Net assets	$2,536,939

Net assets consist of:
Paid in capital	$5,255,773
Accumulated net investment loss	(10,861)
Accumulated net realized loss on investments	(2,764,894)
Net unrealized appreciation on investments	56,921
Net assets	$2,536,939
Capital shares outstanding	256,477
Net asset value per share	$9.89

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$7,179
Interest	1,805
Total investment income	8,984

Expenses:
Management fees	9,591
Transfer agent and administrative fees	3,197
Investor service fees	3,197
Portfolio accounting fees	1,279
Professional fees	2,718
Custodian fees	149
Trustees’ fees*	136
Miscellaneous	(422)
Total expenses	19,845
Net investment loss	(10,861)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(900)
Swap agreements	8,351
Futures contracts	(242,083)
Net realized loss	(234,632)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(104)
Investments in affiliated issuers	2,394
Futures contracts	101,913
Net change in unrealized appreciation (depreciation)	104,203
Net realized and unrealized loss	(130,429)
Net decrease in net assets resulting from operations	$(141,290)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

JAPAN 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(10,861)	$(63,410)
Net realized loss on investments	(234,632)	(223,079)
Net change in unrealized appreciation (depreciation) on investments	104,203	45,688
Net decrease in net assets resulting from operations	(141,290)	(240,801)

Capital share transactions:
Proceeds from sale of shares	8,463,880	24,602,440
Cost of shares redeemed	(9,362,585)	(23,393,025)
Net increase (decrease) from capital share transactions	(898,705)	1,209,415
Net increase (decrease) in net assets	(1,039,995)	968,614

Net assets:
Beginning of period	3,576,934	2,608,320
End of period	$2,536,939	$3,576,934
Accumulated net investment loss at end of period	$(10,861)	$—

Capital share activity:
Shares sold	917,156	2,209,722
Shares redeemed	(1,008,799)	(2,146,065)
Net increase (decrease) in shares	(91,643)	63,657

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

JAPAN 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$10.28	$9.17	$28.61	$18.34	$15.28	$21.49
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.13)	(.28)	(.36)	(.24)	(.30)
Net gain (loss) on investments (realized and unrealized)	(.35)	1.24	(2.76)	10.63	3.30	(5.91)
Total from investment operations	(.39)	1.11	(3.04)	10.27	3.06	(6.21)
Less distributions from:
Net realized gains	—	—	(16.40)	—	—	—
Total distributions	—	—	(16.40)	—	—	—
Net asset value, end of period	$9.89	$10.28	$9.17	$28.61	$18.34	$15.28

Total Return[c]	(3.70%)	12.00%	(15.41%)	56.00%	20.10%	(28.94%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,537	$3,577	$2,608	$4,909	$3,781	$2,177
Ratios to average net assets:
Net investment income (loss)	(0.85%)	(1.22%)	(1.39%)	(1.50%)	(1.47%)	(1.57%)
Total expenses[d]	1.55%	1.50%	1.59%	1.54%	1.57%	1.61%
Portfolio turnover rate	135%	87%	146%	—	—	—

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

FUND PROFILE (Unaudited)	June 30, 2016

STRENGTHENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	34.9%
Guggenheim Strategy Fund II	22.5%
Total	57.4%

“Largest Holdings” excludes any temporary cash or derivative investments.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 57.4%
Guggenheim Strategy Fund I1	45,425	$1,131,531
Guggenheim Strategy Fund II1	29,442	730,456
Total Mutual Funds
(Cost $1,857,528)		1,861,987

	Face Amount

FEDERAL AGENCY DISCOUNT NOTES†† - 24.7%
Federal Home Loan Bank[2]
0.26% due 07/01/16	$200,000	200,001
Freddie Mac[3]
0.21% due 07/05/16	200,000	199,995
Fannie Mae[3]
0.25% due 07/05/16	200,000	199,994
Farmer Mac[2]
0.26% due 07/05/16	200,000	199,994
Total Federal Agency Discount Notes
(Cost $799,984)		799,984

REPURCHASE AGREEMENTS††,4 - 10.4%
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	112,756	112,756
RBC Capital Markets issued 06/30/16 at 0.33% due 07/01/16	112,756	112,756
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	112,755	112,755
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[5]	$260,472	260,472
Total Repurchase Agreement
(Cost $598,739)		598,739

Total Investments - 100.5%
(Cost $3,256,251)		$3,260,710
Other Assets & Liabilities, net - (0.5)%		(16,141)
Total Net Assets - 100.0%		$3,244,569

	Contracts	Unrealized Gain

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2016 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $5,760,600)	60	$139,173

Units

OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International September 2016 U.S. Dollar Index Swap 0.66%[6], Terminating 09/14/16 (Notional Value $743,426)	7,751	$9,011

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuers — See Note 9.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 5.
[5]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2016.
[6]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
STRENGTHENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$139,173	$—	$—	$—	$139,173
Currency Index Swap Agreements	—	—	—	9,011	—	9,011
Federal Agency Discount Notes	—	—	799,984	—	—	799,984
Mutual Funds	1,861,987	—	—	—	—	1,861,987
Repurchase Agreements	—	—	598,739	—	—	598,739
Total	$1,861,987	$139,173	$1,398,723	$9,011	$—	$3,408,894

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $799,984)	$799,984
Investments in affiliated issuers, at value (cost $1,857,528)	1,861,987
Repurchase agreements, at value (cost $598,739)	598,739
Total investments (cost $3,256,251)	3,260,710
Segregated cash with broker	126,000
Unrealized appreciation on swap agreements	9,011
Receivables:
Variation margin	12,179
Fund shares sold	9,404
Dividends	3,353
Total assets	3,420,657

Liabilities:
Payable for:
Fund shares redeemed	161,496
Securities purchased	3,348
Management fees	2,635
Transfer agent and administrative fees	732
Investor service fees	732
Swap settlement	707
Portfolio accounting fees	293
Miscellaneous	6,145
Total liabilities	176,088
Commitments and contingent liabilities (Note 11)	—
Net assets	$3,244,569

Net assets consist of:
Paid in capital	$4,269,032
Accumulated net investment loss	(11,669)
Accumulated net realized loss on investments	(1,165,437)
Net unrealized appreciation on investments	152,643
Net assets	$3,244,569
Capital shares outstanding	79,484
Net asset value per share	$40.82

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$17,603
Interest	1,968
Total investment income	19,571

Expenses:
Management fees	16,044
Transfer agent and administrative fees	4,457
Investor service fees	4,457
Portfolio accounting fees	1,782
Professional fees	3,822
Custodian fees	259
Trustees’ fees*	190
Miscellaneous	229
Total expenses	31,240
Net investment loss	(11,669)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(4,113)
Swap agreements	(39,082)
Futures contracts	(442,551)
Net realized loss	(485,746)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(99)
Investments in affiliated issuers	5,217
Swap agreements	10,701
Futures contracts	65,525
Net change in unrealized appreciation (depreciation)	81,344
Net realized and unrealized loss	(404,402)
Net decrease in net assets resulting from operations	$(416,071)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

STRENGTHENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(11,669)	$(84,100)
Net realized gain (loss) on investments	(485,746)	587,353
Net change in unrealized appreciation (depreciation) on investments	81,344	(229,615)
Net increase (decrease) in net assets resulting from operations	(416,071)	273,638

Distributions to shareholders from:
Net realized gains	—	(739,140)
Total distributions to shareholders	—	(739,140)

Capital share transactions:
Proceeds from sale of shares	12,038,000	50,950,721
Distributions reinvested	—	739,140
Cost of shares redeemed	(11,680,275)	(54,901,638)
Net increase (decrease) from capital share transactions	357,725	(3,211,777)
Net decrease in net assets	(58,346)	(3,677,279)

Net assets:
Beginning of period	3,302,915	6,980,194
End of period	$3,244,569	$3,302,915
Accumulated net investment loss at end of period	$(11,669)	$—

Capital share activity:
Shares sold	286,720	1,119,122
Shares issued from reinvestment of distributions	—	17,363
Shares redeemed	(283,247)	(1,225,932)
Net increase (decrease) in shares	3,473	(89,447)

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STRENGTHENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014[e]	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e,f]
Per Share Data
Net asset value, beginning of period	$43.45	$42.19	$34.32	$35.37	$37.74	$39.45
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.55)	(.47)	(.60)	(.60)	(.60)
Net gain (loss) on investments (realized and unrealized)	(2.50)	6.09	8.34	(.45)	(1.77)	(1.11)
Total from investment operations	(2.63)	5.54	7.87	(1.05)	(2.37)	(1.71)
Less distributions from:
Net realized gains	—	(4.28)	—	—	—	—
Total distributions	—	(4.28)	—	—	—	—
Net asset value, end of period	$40.82	$43.45	$42.19	$34.32	$35.37	$37.74

Total Return[c]	(6.05%)	13.35%	22.93%	(2.97%)	(6.28%)	(4.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,245	$3,303	$6,980	$2,803	$3,944	$7,708
Ratios to average net assets:
Net investment income (loss)	(0.65%)	(1.21%)	(1.24%)	(1.69%)	(1.64%)	(1.72%)
Total expenses[d]	1.75%	1.70%	1.76%	1.73%	1.76%	1.77%
Portfolio turnover rate	176%	177%	189%	—	—	—

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:3 reverse share split effective January 24, 2014.
[f]	Reverse share split — Per share amounts for the period presented through December 2, 2011 have been restated to reflect a 1:2 reverse share split effective December 2, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

FUND PROFILE (Unaudited)	June 30, 2016

WEAKENING DOLLAR 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Date: September 30, 2005

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	32.8%
Guggenheim Strategy Fund II	24.5%
Total	57.3%

“Largest Holdings” excludes any temporary cash or derivative investments.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
WEAKENING DOLLAR 2x STRATEGY FUND

	Shares	Value

MUTUAL FUNDS† - 57.3%
Guggenheim Strategy Fund I1	16,586	$413,147
Guggenheim Strategy Fund II1	12,444	308,731
Total Mutual Funds
(Cost $718,899)		721,878

	Face Amount

REPURCHASE AGREEMENTS††,2 - 22.4%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	$93,100	93,100
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	62,920	62,920
Deutsche Bank AG issued 06/30/16 at 0.37% due 07/01/16	62,920	62,920
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	62,920	62,920
Total Repurchase Agreements
(Cost $281,860)		281,860

FEDERAL AGENCY DISCOUNT NOTES†† - 19.9%
Federal Home Loan Bank[4]
0.26% due 07/01/16	100,000	100,000
Farmer Mac[4]
0.26% due 07/05/16	100,000	99,997
Fannie Mae[5]
0.25% due 07/05/16	50,000	49,999
Total Federal Agency Discount Notes
(Cost $249,996)		249,996

Total Investments - 99.6%
(Cost $1,250,755)		$1,253,734
Other Assets & Liabilities, net - 0.4%		4,849
Total Net Assets - 100.0%		$1,258,583

	Contracts	Unrealized Loss

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2016 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $2,304,240)	24	$(56,782)

Units

OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International September 2016 U.S. Dollar Index Swap 0.66%[6], Terminating 09/14/16 (Notional Value $215,399)	2,246	$(3,999)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 9.
[2]	Repurchase Agreements — See Note 5.
[3]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2016.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
WEAKENING DOLLAR 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Discount Notes	$—	$—	$249,996	$—	$—	$249,996
Mutual Funds	721,878	—	—	—	—	721,878
Repurchase Agreements	—	—	281,860	—	—	281,860
Total	$721,878	$—	$531,856	$—	$—	$1,253,734

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$56,782	$—	$—	$—	$56,782
Currency Index Swap Agreements	—	—	—	3,999	—	3,999
Total	$—	$56,782	$—	$3,999	$—	$60,781

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $249,996)	$249,996
Investments in affiliated issuers, at value (cost $718,899)	721,878
Repurchase agreements, at value (cost $281,860)	281,860
Total investments (cost $1,250,755)	1,253,734
Segregated cash with broker	52,500
Receivables:
Dividends	1,327
Miscellaneous	26
Total assets	1,307,587

Liabilities:
Unrealized depreciation on swap agreements	3,999
Payable for:
Fund shares redeemed	36,886
Variation margin	5,065
Securities purchased	1,327
Management fees	1,036
Transfer agent and administrative fees	288
Investor service fees	288
Portfolio accounting fees	115
Total liabilities	49,004
Commitments and contingent liabilities (Note 11)	—
Net assets	$1,258,583

Net assets consist of:
Paid in capital	$2,853,318
Accumulated net investment loss	(5,627)
Accumulated net realized loss on investments	(1,531,306)
Net unrealized depreciation on investments	(57,802)
Net assets	$1,258,583
Capital shares outstanding	77,553
Net asset value per share	$16.23

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of affiliated issuers	$6,276
Interest	869
Total investment income	7,145

Expenses:
Management fees	6,550
Transfer agent and administrative fees	1,820
Investor service fees	1,819
Portfolio accounting fees	728
Professional fees	805
Custodian fees	94
Trustees’ fees*	42
Miscellaneous	914
Total expenses	12,772
Net investment loss	(5,627)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	189
Swap agreements	(17,382)
Futures contracts	4,146
Net realized loss	(13,047)
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	3,369
Swap agreements	(3,135)
Futures contracts	(54,075)
Net change in unrealized appreciation (depreciation)	(53,841)
Net realized and unrealized loss	(66,888)
Net decrease in net assets resulting from operations	$(72,515)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

WEAKENING DOLLAR 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(5,627)	$(14,356)
Net realized loss on investments	(13,047)	(312,056)
Net change in unrealized appreciation (depreciation) on investments	(53,841)	13,161
Net decrease in net assets resulting from operations	(72,515)	(313,251)

Capital share transactions:
Proceeds from sale of shares	4,510,253	8,933,406
Cost of shares redeemed	(4,475,890)	(8,532,411)
Net increase from capital share transactions	34,363	400,995
Net increase (decrease) in net assets	(38,152)	87,744

Net assets:
Beginning of period	1,296,735	1,208,991
End of period	$1,258,583	$1,296,735
Accumulated net investment loss at end of period	$(5,627)	$—

Capital share activity:
Shares sold	270,296	540,775
Shares redeemed	(276,541)	(521,971)
Net increase (decrease) in shares	(6,245)	18,804

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WEAKENING DOLLAR 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$15.47	$18.60	$23.82	$24.51	$24.32	$25.26
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.20)	(.32)	(.40)	(.40)	(.47)
Net gain (loss) on investments (realized and unrealized)	.82	(2.93)	(4.90)	(.29)	.59	(.47)
Total from investment operations	.76	(3.13)	(5.22)	(.69)	.19	(.94)
Net asset value, end of period	$16.23	$15.47	$18.60	$23.82	$24.51	$24.32

Total Return[c]	4.91%	(16.83%)	(21.91%)	(2.82%)	0.78%	(3.68%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,259	$1,297	$1,209	$1,896	$1,923	$2,084
Ratios to average net assets:
Net investment income (loss)	(0.77%)	(1.22%)	(1.44%)	(1.69%)	(1.66%)	(1.72%)
Total expenses[d]	1.75%	1.71%	1.76%	1.74%	1.77%	1.77%
Portfolio turnover rate	143%	232%	108%	—	—	—

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. At June 30, 2016, the Trust consisted of fifty-two funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, S&P SmallCap 600® Pure Value Fund, Europe 1.25x Strategy Fund, Japan 2x Strategy Fund, Strengthening Dollar 2x Strategy Fund and Weakening Dollar 2x Strategy Fund (the “Funds”), each a non-diversified investment company.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

E. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

F. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

G. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a fund will automatically be reinvested without charge in additional shares of the same fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.30% at June 30, 2016.

I. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed,

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	$3,601,465	$—
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	12,131,706	—
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,309,909	—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	2,456,058

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involves the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of currency swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$868,666	$—
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	408,257

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2016:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2016:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Swaps Currency Contracts	Total Value at June 30, 2016
Europe 1.25x Strategy Fund	$80,722	$—	$—	$80,722
Japan 2x Strategy Fund	—	150,694	—	150,694
Strengthening Dollar 2x Strategy Fund	—	139,173	9,011	148,184

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Futures Currency Contracts*	Swaps Currency Contracts	Total Value at June 30, 2016
Europe 1.25x Strategy Fund	$—	$30,579	$—	$30,579
Japan 2x Strategy Fund	96,399	—	—	96,399
Weakening Dollar 2x Strategy Fund	—	56,782	3,999	60,781

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2016:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Total
Europe 1.25x Strategy Fund	$(168,739)	$1,171	$50,920	$—	$(116,648)
Japan 2x Strategy Fund	(979,384)	8,351	737,301	—	(233,732)
Strengthening Dollar 2x Strategy Fund	—	—	(442,551)	(39,082)	(481,633)
Weakening Dollar 2x Strategy Fund	—	—	4,146	(17,382)	(13,236)

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Swaps Currency Contracts	Total
Europe 1.25x Strategy Fund	$62,881	$—	$(22,540)	$—	$40,341
Japan 2x Strategy Fund	111,471	—	(9,558)	—	101,913
Strengthening Dollar 2x Strategy Fund	—	—	65,525	10,701	76,226
Weakening Dollar 2x Strategy Fund	—	—	(54,075)	(3,135)	(57,210)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® Pure Growth Fund	0.75%
S&P 500® Pure Value Fund	0.75%
S&P MidCap 400® Pure Growth Fund	0.75%
S&P MidCap 400® Pure Value Fund	0.75%
S&P SmallCap 600® Pure Growth Fund	0.75%
S&P SmallCap 600® Pure Value Fund	0.75%
Europe 1.25x Strategy Fund	0.90%
Japan 2x Strategy Fund	0.75%
Strengthening Dollar 2x Strategy Fund	0.90%
Weakening Dollar 2x Strategy Fund	0.90%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

At June 30, 2016, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of outstanding shares owned
S&P 500® Pure Value Fund	21%
S&P MidCap 400® Pure Value Fund	26%
S&P SmallCap 600® Pure Value Fund	23%
Europe 1.25x Strategy Fund	33%
Japan 2x Strategy Fund	35%
Weakening Dollar 2x Strategy Fund	24%

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.26%			0.00%
Due 07/01/16	$33,439,588	$33,439,830	11/15/38	$55,826,100	$34,108,247
			U.S. Treasury Note
			1.13%
			12/31/19	200	202
				55,826,300	34,108,449

Deutsche Bank AG			U.S. Treasury Notes
0.37%			2.25%
Due 07/01/16	28,163,334	28,163,623	11/15/24	26,922,700	28,726,703

Royal Bank of Canada			U.S. TIP Notes
0.33%			0.13%
Due 07/01/16	28,163,334	28,163,592	07/15/24	14,955,000	15,225,340
			U.S. Treasury Notes
			2.25%
			11/15/25	12,838,500	13,501,270
				27,793,500	28,726,610

UMB Financial Corp.			U.S. Treasury Notes
0.26%			1.00% - 3.00%
Due 07/01/16	12,116,651	12,116,738	02/28/17 -12/31/19	12,217,900	12,359,007

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

			Gross Amounts	Net Amount of Liabilities Presented	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Offset In the Statements of Assets and Liabilities	on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Strengthening Dollar 2x Strategy Fund	Swap currency contracts	$9,011	$—	$9,011	$—	$—	$9,011

			Gross Amounts	Net Amount of Liabilities Presented	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Offset In the Statements of Assets and Liabilities	on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Weakening Dollar 2x Strategy Fund	Swap currency contracts	$3,999	$—	$3,999	$3,999	$—	$—

[1]	Exchange-traded futures are excluded from their reported amounts

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
S&P 500® Pure Growth Fund	$31,733,607	$6,177,182	$(656,565)	$5,520,617
S&P 500® Pure Value Fund	36,272,773	624,675	(978,927)	(354,252)
S&P MidCap 400® Pure Growth Fund	17,972,885	430,772	(658,305)	(227,533)
S&P MidCap 400® Pure Value Fund	22,291,865	1,809,794	(624,071)	1,185,723
S&P SmallCap 600® Pure Growth Fund	11,611,256	1,112,861	(189,261)	923,600
S&P SmallCap 600® Pure Value Fund	16,879,057	—	(708,918)	(708,918)
Europe 1.25x Strategy Fund	2,132,377	—	(66,946)	(66,946)
Japan 2x Strategy Fund	1,999,127	976	—	976
Strengthening Dollar 2x Strategy Fund	3,256,251	4,459	—	4,459
Weakening Dollar 2x Strategy Fund	1,250,755	2,979	—	2,979

8. Securities Transactions

For the period ended June 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® Pure Growth Fund	$43,106,712	$80,883,836
S&P 500® Pure Value Fund	38,655,592	35,526,111
S&P MidCap 400® Pure Growth Fund	25,662,528	40,348,322
S&P MidCap 400® Pure Value Fund	29,736,120	19,284,468
S&P SmallCap 600® Pure Growth Fund	25,446,982	34,346,676
S&P SmallCap 600® Pure Value Fund	25,840,923	21,622,736
Europe 1.25x Strategy Fund	4,588,268	5,000,757
Japan 2x Strategy Fund	1,207,159	1,250,000
Strengthening Dollar 2x Strategy Fund	3,805,503	3,415,000
Weakening Dollar 2x Strategy Fund	1,211,253	900,000

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
S&P 500® Pure Growth Fund	$15,611,409	$17,834,261	$808,129
S&P 500® Pure Value Fund	12,080,351	12,551,657	449,995
S&P MidCap 400® Pure Growth Fund	3,785,704	4,262,436	(124,688)
S&P MidCap 400® Pure Value Fund	6,211,494	2,827,747	(216,792)
S&P SmallCap 600® Pure Growth Fund	5,198,830	4,131,355	(2,207)
S&P SmallCap 600® Pure Value Fund	3,283,812	1,967,451	(293,831)
Europe 1.25x Strategy Fund	2,340,245	2,978,510	(21,326)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

9. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

Transactions during the period ended June 30, 2016, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 12/31/15	Additions	Reductions	Value 6/30/16	Shares 6/30/16	Investment Income	Realized Gain (Loss)
Europe 1.25x Strategy Fund
Guggenheim Strategy Fund I	$60,590	$1,902,866	$(1,200,000)	$766,235	30,760	$2,867	$999
Guggenheim Strategy Fund II	—	300,338	—	300,418	12,109	338	—
	60,590	2,203,204	(1,200,000)	1,066,653		3,205	999

Japan 2x Strategy Fund
Guggenheim Strategy Fund I	1,216,211	435,978	(950,000)	702,998	28,222	5,998	(1,222)
Guggenheim Strategy Fund II	—	771,181	(300,000)	471,866	19,019	1,181	322
	1,216,211	1,207,159	(1,250,000)	1,174,864		7,179	(900)

Strengthening Dollar 2x Strategy Fund
Guggenheim Strategy Fund I	897,694	2,188,581	(1,955,000)	1,131,531	45,425	8,618	(1,914)
Guggenheim Strategy Fund II	572,686	1,616,922	(1,460,000)	730,456	29,442	8,985	(2,199)
	1,470,380	3,805,503	(3,415,000)	1,861,987		17,603	(4,113)

Weakening Dollar 2x Strategy Fund
Guggenheim Strategy Fund I	203,690	657,692	(450,000)	413,147	16,586	2,692	320
Guggenheim Strategy Fund II	203,378	553,561	(450,000)	308,731	12,444	3,584	(131)
	407,068	1,211,253	(900,000)	721,878		6,276	189

10. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2017. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2016. The Funds did not have any borrowings outstanding under this agreement at June 30, 2016.

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The average daily balances borrowed for the period ended June 30, 2016, were as follows:

Fund	Average Daily Balance
S&P 500® Pure Growth Fund	$1,632
S&P 500® Pure Value Fund	360
S&P MidCap 400® Growth Fund	5,446
S&P MidCap 400® Value Fund	821
S&P SmallCap 600® Growth Fund	2,793
S&P SmallCap 600® Value Fund	1,161
Europe 1.25x Strategy Fund	4,174

11. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York. The appeal has been fully briefed but the Court has not yet issued a decision.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreements

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 19, 2016, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to each of the Global Diversified Equity Fund, Growth and Income Fund, and Global Growth Fund, unanimously approved the continuation of both the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”) for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreements at an in-person meeting held on April 26, 2016 (together, with the May 19 meeting, the “Meetings”).

In reaching the conclusion to approve the continuation of the Investment Advisory Agreements, the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

OTHER INFORMATION (Unaudited)(continued)

The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of their investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements were fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s and Sub-Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of their investment strategies, brokerage practices, and the adequacy of their compliance systems and cybersecurity programs. The Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Funds’ fees, expenses and total return performance, with those of a peer group and peer universe of Funds selected by FUSE. Each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies and, if applicable, tradability). The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for each Fund compared to that of its peers.

●

Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Adviser, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s profit margin, including the expense allocation methodology used in the Adviser’s profitability analysis.

●

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	231

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee****
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commence serving as independent Trustees effective August 18, 2016.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

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6.30.2016

Rydex Variable Trust Semi-Annual Report

Sector Funds
Banking Fund
Basic Materials Fund
Biotechnology Fund
Consumer Products Fund
Electronics Fund
Energy Fund
Energy Services Fund
Financial Services Fund
Health Care Fund
Internet Fund
Leisure Fund
Precious Metals Fund
Real Estate Fund
Retailing Fund
Technology Fund
Telecommunications Fund
Transportation Fund
Utilities Fund

RVASECF-SEMI-0616x1216	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
BANKING FUND	7
BASIC MATERIALS FUND	13
BIOTECHNOLOGY FUND	19
CONSUMER PRODUCTS FUND	25
ELECTRONICS FUND	31
ENERGY FUND	37
ENERGY SERVICES FUND	43
FINANCIAL SERVICES FUND	48
HEALTH CARE FUND	55
INTERNET FUND	62
LEISURE FUND	68
PRECIOUS METALS FUND	74
REAL ESTATE FUND	79
RETAILING FUND	86
TECHNOLOGY FUND	92
TELECOMMUNICATIONS FUND	99
TRANSPORTATION FUND	105
UTILITIES FUND	111
NOTES TO FINANCIAL STATEMENTS	117
OTHER INFORMATION	125
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	128
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	132

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for 18 of our Funds (the” Funds”) that are part of the Rydex Variable Trust. This report covers performance of the Funds for the semi-annual period ended June 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2016

The first half of this year opened with downgrades of U.S. and global economic growth and a surge in recession fears, which triggered a bout of market volatility and negative returns. But a dovish pivot in the U.S. Federal Reserve (the “Fed”) communications in February helped spur a rally in crude oil and a reversal of dollar strength, as well as a rally in risk assets that lasted through the spring. Temporarily interrupting the rally were June’s poor non-farm payrolls report (38,000 U.S. jobs created in May) and the United Kingdom’s (“UK”) vote to leave the European Union (“EU”).

The surprising and disappointing jobs number led to a sharp fall in the 10-year U.S. Treasury yield as markets downgraded the probability of summer rate hikes. Indeed, the Federal Open Market Committee (“FOMC”) declined to raise rates in June. In late June, citizens in the UK voted to leave the EU. This decision, nicknamed “Brexit,” prompted panic selling of risk assets in Europe, the UK, emerging markets. In the U.S., there was also a sell-off in more speculative-grade credit and equities. However, nerves settled in the last two days of the quarter, and markets appeared to bounce back, as global central banks promised to do everything in their power to maintain market stability and as it seemed that the political transition in the UK would move more quickly and smoothly than expected.

The quarter ended with the British pound at its weakest level against the U.S. dollar in over 20 years, and the 10-year Treasury note yielding 1.47 percent, 30 basis points lower than at the start of the quarter.

Brexit turmoil and the drop in Treasury yields was in spite of the rebound in U.S. economic growth over the period. The final reading of first-quarter Gross Domestic Product (“GDP”) was 0.8 percent (revised down in late July from 1.1 percent), with weakness likely due to residual seasonality effects. Consistent with previous years, growth accelerated as the year progressed, but not at the pace expected by most economists; in late July, the initial estimate of second-quarter real GDP was 1.2 percent, against an expected rate of above 2 percent, the lower figure due primarily to a fall in inventories.

While May’s payrolls report was likely an aberration, a view confirmed by a strong June number, the trend rate of job growth should slow as we near full employment. An improving labor market, low borrowing costs, and rising household formation all point to continued improvement in the housing market, as evidenced by new home sales figures recently hitting eight-year highs.

We are entering a period of seasonal weakness combined with some continuing post-Brexit uncertainty and a growing focus on the upcoming U.S. elections. Despite this, falling rates will remain supportive of credit performance. Record-low U.S. government yields are likely to be dragged down by foreign retail and institutional investors, as central banks continue to plunge rates further into negative territory. This hunt for yield will act as a “QE4” and will spill over into supporting risk assets.

With inflation expectations troublingly low, and growth in Europe likely to slow, the Fed will be hard pressed to deliver two hikes in the balance of the year, as many FOMC members expect. We anticipate one rate hike this year, most likely in December, as the Fed remains cautious due to the asymmetry of risks near the zero lower bound. The rally in risk assets should remain intact through the third quarter of 2016, and monetary policy will ultimately create a positive backdrop for risk assets over the next two to three years.

For the six-month period ended June 30, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 3.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -4.42%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 5.31% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 9.06%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.15% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2016

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2015 and ending June 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2015	Ending Account Value June 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Banking Fund	1.66%	(6.37%)	$ 1,000.00	$ 936.30	$ 7.99
Basic Materials Fund	1.66%	20.80%	1,000.00	1,208.00	9.11
Biotechnology Fund	1.65%	(21.81%)	1,000.00	781.90	7.31
Consumer Products Fund	1.65%	11.60%	1,000.00	1,116.00	8.68
Electronics Fund	1.65%	0.55%	1,000.00	1,005.50	8.23
Energy Fund	1.65%	15.23%	1,000.00	1,152.30	8.83
Energy Services Fund	1.65%	6.93%	1,000.00	1,069.30	8.49
Financial Services Fund	1.65%	0.23%	1,000.00	1,002.30	8.21
Health Care Fund	1.65%	(6.63%)	1,000.00	933.70	7.93
Internet Fund	1.65%	(5.04%)	1,000.00	949.60	8.00
Leisure Fund	1.66%	3.22%	1,000.00	1,032.20	8.39
Precious Metals Fund	1.55%	111.81%	1,000.00	2,118.10	12.02
Real Estate Fund	1.65%	12.17%	1,000.00	1,121.70	8.70
Retailing Fund	1.65%	(2.40%)	1,000.00	976.00	8.11
Technology Fund	1.65%	(1.03%)	1,000.00	989.70	8.16
Telecommunications Fund	1.66%	7.37%	1,000.00	1,073.70	8.56
Transportation Fund	1.66%	(4.88%)	1,000.00	951.20	8.05
Utilities Fund	1.65%	23.41%	1,000.00	1,234.10	9.17

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund	1.66%	5.00%	$ 1,000.00	$ 1,016.61	$ 8.32
Basic Materials Fund	1.66%	5.00%	1,000.00	1,016.61	8.32
Biotechnology Fund	1.65%	5.00%	1,000.00	1,016.66	8.27
Consumer Products Fund	1.65%	5.00%	1,000.00	1,016.66	8.27
Electronics Fund	1.65%	5.00%	1,000.00	1,016.66	8.27
Energy Fund	1.65%	5.00%	1,000.00	1,016.66	8.27
Energy Services Fund	1.65%	5.00%	1,000.00	1,016.66	8.27
Financial Services Fund	1.65%	5.00%	1,000.00	1,016.66	8.27
Health Care Fund	1.65%	5.00%	1,000.00	1,016.66	8.27
Internet Fund	1.65%	5.00%	1,000.00	1,016.66	8.27
Leisure Fund	1.66%	5.00%	1,000.00	1,016.61	8.32
Precious Metals Fund	1.55%	5.00%	1,000.00	1,017.16	7.77
Real Estate Fund	1.65%	5.00%	1,000.00	1,016.66	8.27
Retailing Fund	1.65%	5.00%	1,000.00	1,016.66	8.27
Technology Fund	1.65%	5.00%	1,000.00	1,016.66	8.27
Telecommunications Fund	1.66%	5.00%	1,000.00	1,016.61	8.32
Transportation Fund	1.66%	5.00%	1,000.00	1,016.61	8.32
Utilities Fund	1.65%	5.00%	1,000.00	1,016.66	8.27

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2015 to June 30, 2016.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	June 30, 2016

BANKING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	4.1%
Citigroup, Inc.	4.1%
JPMorgan Chase & Co.	4.1%
Bank of America Corp.	4.0%
U.S. Bancorp	3.0%
Bank of New York Mellon Corp.	2.3%
PNC Financial Services Group, Inc.	2.3%
Capital One Financial Corp.	2.1%
BB&T Corp.	1.9%
SunTrust Banks, Inc.	1.7%
Top Ten Total	29.6%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
BANKING FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Banks - 93.5%
Wells Fargo & Co.	2,521	$119,318
Citigroup, Inc.	2,797	118,565
JPMorgan Chase & Co.	1,897	117,880
Bank of America Corp.	8,846	117,386
U.S. Bancorp	2,161	87,153
Bank of New York Mellon Corp.	1,725	67,015
PNC Financial Services Group, Inc.	822	66,903
Capital One Financial Corp.	969	61,541
BB&T Corp.	1,578	56,192
SunTrust Banks, Inc.	1,172	48,146
State Street Corp.	879	47,396
M&T Bank Corp.	380	44,928
Northern Trust Corp.	607	40,220
Itau Unibanco Holding S.A. ADR	4,221	39,846
Fifth Third Bancorp	2,199	38,680
Regions Financial Corp.	4,005	34,082
Citizens Financial Group, Inc.	1,702	34,006
Banco Bradesco S.A. ADR	4,342	33,911
First Republic Bank	481	33,666
KeyCorp	2,883	31,857
ICICI Bank Ltd. ADR	4,359	31,298
HSBC Holdings plc ADR	906	28,367
Huntington Bancshares, Inc.	3,152	28,179
Comerica, Inc.	681	28,010
Toronto-Dominion Bank	635	27,261
Royal Bank of Canada	454	26,827
Credicorp Ltd.	173	26,699
Signature Bank*	213	26,608
HDFC Bank Ltd. ADR	395	26,208
Bank of Montreal	401	25,419
Bank of Nova Scotia	509	24,946
Grupo Financiero Santander Mexico SAB de CV ADR	2,634	23,943
Bancolombia S.A. ADR	685	23,920
Deutsche Bank AG*	1,739	23,876
Popular, Inc.	813	23,821
PacWest Bancorp	594	23,629
Banco Santander Chile ADR	1,214	23,515
Zions Bancorporation	933	23,446
SVB Financial Group*	245	23,314
East West Bancorp, Inc.	671	22,935
UBS Group AG	1,750	22,680
BOK Financial Corp.	361	22,635
Banco Bilbao Vizcaya Argentaria S.A. ADR	3,932	22,570
Commerce Bancshares, Inc.	469	22,465
ING Groep N.V. ADR	2,155	22,261
Sumitomo Mitsui Financial Group, Inc. ADR	3,852	22,033
Canadian Imperial Bank of Commerce	293	21,996
Credit Suisse Group AG ADR	2,040	21,828
Banco Santander S.A. ADR	5,555	21,776
PrivateBancorp, Inc. — Class A	485	21,355
Cullen/Frost Bankers, Inc.	328	20,903
Barclays plc ADR	2,658	20,201
Synovus Financial Corp.	696	20,177
Prosperity Bancshares, Inc.	389	19,835
Western Alliance Bancorporation*	595	19,427
Umpqua Holdings Corp.	1,253	19,384
FirstMerit Corp.	948	19,216
Bank of the Ozarks, Inc.	511	19,173
First Horizon National Corp.	1,379	19,003
First Citizens BancShares, Inc. — Class A	72	18,642
BankUnited, Inc.	599	18,401
Webster Financial Corp.	541	18,367
Bank of Hawaii Corp.	262	18,026
MB Financial, Inc.	475	17,233
United Bankshares, Inc.	459	17,217
Wintrust Financial Corp.	334	17,034
Home BancShares, Inc.	858	16,980
FNB Corp.	1,353	16,967
Associated Banc-Corp.	986	16,910
UMB Financial Corp.	314	16,708
IBERIABANK Corp.	276	16,485
Fulton Financial Corp.	1,200	16,200
Valley National Bancorp	1,769	16,133
First Financial Bankshares, Inc.	484	15,870
BancorpSouth, Inc.	693	15,724
Texas Capital Bancshares, Inc.*	331	15,478
TCF Financial Corp.	1,220	15,433
Cathay General Bancorp	547	15,425
Glacier Bancorp, Inc.	579	15,390
Hilltop Holdings, Inc.*	722	15,155
Pinnacle Financial Partners, Inc.	305	14,899
Hancock Holding Co.	565	14,752
Great Western Bancorp, Inc.	462	14,571
CVB Financial Corp.	857	14,046
Trustmark Corp.	562	13,966
Community Bank System, Inc.	338	13,888
Columbia Banking System, Inc.	488	13,693
South State Corp.	200	13,610
First Midwest Bancorp, Inc.	721	12,661
Old National Bancorp	993	12,442
Talmer Bancorp, Inc. — Class A	626	12,001
United Community Banks, Inc.	650	11,889
LegacyTexas Financial Group, Inc.	439	11,813
Westamerica Bancorporation	235	11,576
BBCN Bancorp, Inc.	761	11,354
Boston Private Financial Holdings, Inc.	892	10,508
Total Banks		2,707,277

Savings & Loans - 3.9%
New York Community Bancorp, Inc.	1,911	28,646
People’s United Financial, Inc.	1,509	22,122
First Niagara Financial Group, Inc.	1,999	19,470
Investors Bancorp, Inc.	1,749	19,379
Sterling Bancorp	971	15,245

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
BANKING FUND

	Shares	Value

Banc of California, Inc.	530	$9,593
Total Savings & Loans		114,455

Diversified Financial Services - 0.9%
CIT Group, Inc.	854	27,251

Insurance - 0.8%
Voya Financial, Inc.	903	22,358

Real Estate - 0.4%
HFF, Inc. — Class A	369	10,657

Total Common Stocks
(Cost $2,217,445)		2,881,998

	Face Amount	Value

REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$13,154	13,154
Total Repurchase Agreement
(Cost $13,154)		13,154

Total Investments - 100.0%
(Cost $2,230,599)		$2,895,152
Other Assets & Liabilities, net - 0.0%		453
Total Net Assets - 100.0%		$2,895,605

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$2,881,998	$—	$—	$2,881,998
Repurchase Agreement	—	13,154	—	13,154
Total	$2,881,998	$13,154	$—	$2,895,152

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

BANKING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $2,217,445)	$2,881,998
Repurchase agreements, at value (cost $13,154)	13,154
Total investments (cost $2,230,599)	2,895,152
Receivables:
Fund shares sold	290,908
Dividends	6,149
Foreign taxes reclaim	925
Total assets	3,193,134

Liabilities:
Payable for:
Fund shares redeemed	226,593
Securities purchased	62,143
Management fees	2,132
Transfer agent and administrative fees	627
Investor service fees	627
Portfolio accounting fees	251
Miscellaneous	5,156
Total liabilities	297,529
Commitments and contingent liabilities (Note 8)	—
Net assets	$2,895,605

Net assets consist of:
Paid in capital	$4,779,381
Undistributed net investment income	64,083
Accumulated net realized loss on investments	(2,612,412)
Net unrealized appreciation on investments	664,553
Net assets	$2,895,605
Capital shares outstanding	273,519
Net asset value per share	$10.59

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $179)	$46,291
Interest	19
Total investment income	46,310

Expenses:
Management fees	14,105
Transfer agent and administrative fees	4,149
Investor service fees	4,149
Portfolio accounting fees	1,659
Professional fees	4,008
Custodian fees	279
Trustees’ fees*	192
Line of credit fees	26
Miscellaneous	(1,056)
Total expenses	27,511
Net investment income	18,799

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	325,939
Net realized gain	325,939
Net change in unrealized appreciation (depreciation) on:
Investments	(670,963)
Net change in unrealized appreciation (depreciation)	(670,963)
Net realized and unrealized loss	(345,024)
Net decrease in net assets resulting from operations	$(326,225)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BANKING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,799	$45,284
Net realized gain (loss) on investments	325,939	(445,372)
Net change in unrealized appreciation (depreciation) on investments	(670,963)	(367,270)
Net decrease in net assets resulting from operations	(326,225)	(767,358)

Distributions to shareholders from:
Net investment income	—	(28,893)
Total distributions to shareholders	—	(28,893)

Capital share transactions:
Proceeds from sale of shares	10,207,447	32,522,040
Distributions reinvested	—	28,893
Cost of shares redeemed	(12,596,792)	(30,081,092)
Net increase (decrease) from capital share transactions	(2,389,345)	2,469,841
Net increase (decrease) in net assets	(2,715,570)	1,673,590

Net assets:
Beginning of period	5,611,175	3,937,585
End of period	$2,895,605	$5,611,175
Undistributed net investment income at end of period	$64,083	$45,284

Capital share activity:
Shares sold	982,171	2,711,044
Shares issued from reinvestment of distributions	—	2,277
Shares redeemed	(1,204,722)	(2,547,998)
Net increase (decrease) in shares	(222,551)	165,323

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

BANKING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$11.31	$11.91	$14.47	$13.40	$10.82	$13.98
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.07	.08	.08	.11	.07
Net gain (loss) on investments (realized and unrealized)	(.78)	(.65)	.43	3.73	2.50	(3.18)
Total from investment operations	(.72)	(.58)	.51	3.81	2.61	(3.11)
Less distributions from:
Net investment income	—	(.02)	(.24)	(.20)	(.02)	(.05)
Net realized gains	—	—	(2.83)	(2.54)	(.01)	—
Total distributions	—	(.02)	(3.07)	(2.74)	(.03)	(.05)
Net asset value, end of period	$10.59	$11.31	$11.91	$14.47	$13.40	$10.82

Total Return[c]	(6.37%)	(4.86%)	3.42%	29.18%	24.22%	(22.23%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,896	$5,611	$3,938	$5,966	$10,720	$2,595
Ratios to average net assets:
Net investment income (loss)	1.13%	0.62%	0.56%	0.52%	0.89%	0.59%
Total expenses	1.66%	1.59%	1.66%	1.64%	1.67%	1.71%
Portfolio turnover rate	257%	388%	285%	438%	512%	1,518%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

BASIC MATERIALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
EI du Pont de Nemours & Co.	2.8%
Dow Chemical Co.	2.8%
Monsanto Co.	2.5%
Ecolab, Inc.	2.2%
Praxair, Inc.	2.2%
Air Products & Chemicals, Inc.	2.1%
LyondellBasell Industries N.V. — Class A	2.1%
PPG Industries, Inc.	2.0%
Sherwin-Williams Co.	2.0%
Newmont Mining Corp.	1.8%
Top Ten Total	22.5%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
BASIC MATERIALS FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Chemicals - 45.1%
EI du Pont de Nemours & Co.	6,290	$407,591
Dow Chemical Co.	8,095	402,401
Monsanto Co.	3,453	357,074
Ecolab, Inc.	2,714	321,881
Praxair, Inc.	2,774	311,770
Air Products & Chemicals, Inc.	2,121	301,267
LyondellBasell Industries N.V. — Class A	4,036	300,359
PPG Industries, Inc.	2,750	286,413
Sherwin-Williams Co.	973	285,740
International Flavors & Fragrances, Inc.	1,394	175,743
Eastman Chemical Co.	2,508	170,293
Mosaic Co.	6,488	169,856
Celanese Corp. — Class A	2,525	165,261
Albemarle Corp.	2,033	161,237
Potash Corporation of Saskatchewan, Inc.	9,885	160,532
Valspar Corp.	1,475	159,344
Ashland, Inc.	1,281	147,020
RPM International, Inc.	2,809	140,310
Axalta Coating Systems Ltd.*	5,050	133,977
FMC Corp.	2,867	132,771
Westlake Chemical Corp.	3,066	131,593
Agrium, Inc.	1,410	127,492
NewMarket Corp.	300	124,314
CF Industries Holdings, Inc.	5,135	123,754
WR Grace & Co.	1,681	123,066
Olin Corp.	4,644	115,357
Sensient Technologies Corp.	1,381	98,106
Cabot Corp.	2,037	93,009
Methanex Corp.	3,193	92,916
PolyOne Corp.	2,624	92,470
Huntsman Corp.	6,855	92,200
Syngenta AG ADR*	1,150	88,309
Platform Specialty Products Corp.*	9,650	85,692
Axiall Corp.	2,542	82,895
HB Fuller Co.	1,789	78,698
Minerals Technologies, Inc.	1,348	76,566
Chemtura Corp.*	2,619	69,089
Ingevity Corp.*	1,888	64,268
Total Chemicals		6,450,634

Mining - 25.0%
Newmont Mining Corp.	6,653	260,264
Barrick Gold Corp.	12,082	257,951
Freeport-McMoRan, Inc.	18,572	206,892
Goldcorp, Inc.	10,576	202,319
Alcoa, Inc.	20,582	190,795
Rio Tinto plc ADR	5,452	170,648
Silver Wheaton Corp.	6,991	164,499
Teck Resources Ltd. — Class B	12,304	162,044
Agnico Eagle Mines Ltd.	2,868	153,438
BHP Billiton Ltd. ADR	5,366	153,253
Randgold Resources Ltd. ADR	1,314	147,221
AngloGold Ashanti Ltd. ADR*	7,303	131,892
Franco-Nevada Corp.	1,629	123,902
Royal Gold, Inc.	1,715	123,514
Tahoe Resources, Inc.	8,220	123,053
Kinross Gold Corp.*	24,520	119,903
Southern Copper Corp.	4,155	112,102
Pan American Silver Corp.	6,594	108,471
First Majestic Silver Corp.*	7,980	108,368
Eldorado Gold Corp.	23,670	106,515
Cia de Minas Buenaventura S.A.A. ADR*	8,641	103,260
Compass Minerals International, Inc.	1,135	84,206
Coeur Mining, Inc.*	7,300	77,818
Kaiser Aluminum Corp.	790	71,424
Stillwater Mining Co.*	5,982	70,947
Century Aluminum Co.*	6,407	40,556
Total Mining		3,575,255

Packaging & Containers - 9.9%
Ball Corp.	2,446	176,822
WestRock Co.	4,390	170,639
Sealed Air Corp.	3,538	162,642
Crown Holdings, Inc.*	2,803	142,028
Packaging Corporation of America	2,081	139,281
Sonoco Products Co.	2,502	124,249
Bemis Company, Inc.	2,366	121,825
Berry Plastics Group, Inc.*	3,134	121,756
Graphic Packaging Holding Co.	8,750	109,725
Owens-Illinois, Inc.*	5,242	94,408
KapStone Paper and Packaging Corp.	4,355	56,659
Total Packaging & Containers		1,420,034

Iron & Steel - 8.1%
Nucor Corp.	4,331	213,995
Vale S.A. ADR	39,676	200,761
Steel Dynamics, Inc.	5,305	129,973
Reliance Steel & Aluminum Co.	1,687	129,730
ArcelorMittal*	22,747	106,001
POSCO ADR	2,100	93,450
United States Steel Corp.	4,941	83,305
Commercial Metals Co.	4,449	75,188
Carpenter Technology Corp.	2,039	67,144
Allegheny Technologies, Inc.	4,957	63,202
Total Iron & Steel		1,162,749

Building Materials - 6.1%
Vulcan Materials Co.	1,876	225,796
Martin Marietta Materials, Inc.	1,025	196,800
Cemex SAB de CV ADR*	19,654	121,265
Eagle Materials, Inc.	1,401	108,087
Louisiana-Pacific Corp.*	5,083	88,190
Summit Materials, Inc. — Class A*	4,090	83,681
Boise Cascade Co.*	2,347	53,864
Total Building Materials		877,683

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
BASIC MATERIALS FUND

	Shares	Value

Forest Products & Paper - 2.2%
International Paper Co.	5,461	$231,437
Domtar Corp.	2,280	79,823
Total Forest Products & Paper		311,260

Miscellaneous Manufacturing - 1.4%
AptarGroup, Inc.	1,570	124,234
Trinseo S.A.	1,784	76,587
Total Miscellaneous Manufacturing		200,821

Household Products & Housewares - 1.0%
Avery Dennison Corp.	1,877	140,306

Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	1,660	116,051

Total Common Stocks
(Cost $11,427,738)		14,254,793

	Face Amount	Value

REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$73,581	73,581
Total Repurchase Agreement
(Cost $73,581)		73,581

Total Investments - 100.1%
(Cost $11,501,319)		$14,328,374
Other Assets & Liabilities, net - (0.1)%		(11,770)
Total Net Assets - 100.0%		$14,316,604

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$14,254,793	$—	$—	$14,254,793
Repurchase Agreement	—	73,581	—	73,581
Total	$14,254,793	$73,581	$—	$14,328,374

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

BASIC MATERIALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $11,427,738)	$14,254,793
Repurchase agreements, at value (cost $73,581)	73,581
Total investments (cost $11,501,319)	14,328,374
Cash	1,496
Receivables:
Fund shares sold	1,035,150
Dividends	16,932
Total assets	15,381,952

Liabilities:
Payable for:
Securities purchased	1,036,127
Management fees	9,833
Transfer agent and administrative fees	2,892
Investor service fees	2,892
Portfolio accounting fees	1,157
Fund shares redeemed	100
Miscellaneous	12,347
Total liabilities	1,065,348
Commitments and contingent liabilities (Note 8)	—
Net assets	$14,316,604

Net assets consist of:
Paid in capital	$12,194,357
Accumulated net investment loss	(20,962)
Accumulated net realized loss on investments	(683,846)
Net unrealized appreciation on investments	2,827,055
Net assets	$14,316,604
Capital shares outstanding	677,182
Net asset value per share	$21.14

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $1,490)	$95,313
Interest	63
Total investment income	95,376

Expenses:
Management fees	43,246
Transfer agent and administrative fees	12,719
Investor service fees	12,719
Portfolio accounting fees	5,088
Professional fees	5,448
Custodian fees	680
Trustees’ fees*	272
Line of credit fees	62
Miscellaneous	4,139
Total expenses	84,373
Net investment income	11,003

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	799,781
Net realized gain	799,781
Net change in unrealized appreciation (depreciation) on:
Investments	892,629
Net change in unrealized appreciation (depreciation)	892,629
Net realized and unrealized gain	1,692,410
Net increase in net assets resulting from operations	$1,703,413

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BASIC MATERIALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,003	$21,897
Net realized gain on investments	799,781	356,811
Net change in unrealized appreciation (depreciation) on investments	892,629	(1,993,177)
Net increase (decrease) in net assets resulting from operations	1,703,413	(1,614,469)

Capital share transactions:
Proceeds from sale of shares	22,641,185	18,671,873
Cost of shares redeemed	(15,111,738)	(21,036,149)
Net increase (decrease) from capital share transactions	7,529,447	(2,364,276)
Net increase (decrease) in net assets	9,232,860	(3,978,745)

Net assets:
Beginning of period	5,083,744	9,062,489
End of period	$14,316,604	$5,083,744
Accumulated net investment loss at end of period	$(20,962)	$(31,965)

Capital share activity:
Shares sold	1,133,723	884,485
Shares redeemed	(746,949)	(1,022,405)
Net increase (decrease) in shares	386,774	(137,920)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

BASIC MATERIALS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$17.51	$21.16	$24.82	$26.08	$25.95	$36.83
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.06	.05	.09	.17	(.02)
Net gain (loss) on investments (realized and unrealized)	3.61	(3.71)	(.44)	.20	2.45	(5.69)
Total from investment operations	3.63	(3.65)	(.39)	.29	2.62	(5.71)
Less distributions from:
Net investment income	—	—	(1.13)	(.19)	—	—
Net realized gains	—	—	(2.14)	(1.36)	(2.49)	(5.17)
Total distributions	—	—	(3.27)	(1.55)	(2.49)	(5.17)
Net asset value, end of period	$21.14	$17.51	$21.16	$24.82	$26.08	$25.95

Total Return[c]	20.80%	(17.30%)	(1.81%)	1.25%	10.72%	(16.46%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,317	$5,084	$9,062	$11,587	$16,519	$15,894
Ratios to average net assets:
Net investment income (loss)	0.22%	0.27%	0.18%	0.37%	0.62%	(0.06%)
Total expenses	1.66%	1.59%	1.66%	1.64%	1.67%	1.71%
Portfolio turnover rate	138%	228%	218%	350%	339%	193%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

BIOTECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Amgen, Inc.	6.3%
Gilead Sciences, Inc.	6.2%
AbbVie, Inc.	5.9%
Celgene Corp.	5.1%
Shire plc ADR	4.6%
Biogen, Inc.	4.2%
Regeneron Pharmaceuticals, Inc.	3.4%
Alexion Pharmaceuticals, Inc.	2.9%
Illumina, Inc.	2.7%
Mylan N.V.	2.7%
Top Ten Total	44.0%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
BIOTECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 100.0%

Biotechnology - 63.3%
Amgen, Inc.	10,400	$1,582,360
Gilead Sciences, Inc.	18,743	1,563,541
Celgene Corp.*	13,123	1,294,321
Biogen, Inc.*	4,421	1,069,086
Regeneron Pharmaceuticals, Inc.*	2,465	860,852
Alexion Pharmaceuticals, Inc.*	6,343	740,609
Illumina, Inc.*	4,848	680,562
Vertex Pharmaceuticals, Inc.*	7,751	666,741
Incyte Corp.*	7,195	575,456
BioMarin Pharmaceutical, Inc.*	6,619	514,958
Medivation, Inc.*	7,828	472,028
Seattle Genetics, Inc.*	8,922	360,538
Alnylam Pharmaceuticals, Inc.*	5,833	323,673
United Therapeutics Corp.*	3,033	321,255
Bio-Rad Laboratories, Inc. — Class A*	2,148	307,207
Charles River Laboratories International, Inc.*	3,499	288,458
Intercept Pharmaceuticals, Inc.*	1,959	279,510
Juno Therapeutics, Inc.*	7,210	277,152
Intrexon Corp.*	10,090	248,315
Ionis Pharmaceuticals, Inc.*	10,280	239,421
Ligand Pharmaceuticals, Inc. — Class B*	1,931	230,310
Medicines Co.*	6,636	223,169
Kite Pharma, Inc.*	4,450	222,500
Myriad Genetics, Inc.*	7,116	217,750
Novavax, Inc.*	28,741	208,947
Exelixis, Inc.*	25,310	197,671
Bluebird Bio, Inc.*	4,420	191,342
Ultragenyx Pharmaceutical, Inc.*	3,740	182,923
ARIAD Pharmaceuticals, Inc.*	22,902	169,246
Acorda Therapeutics, Inc.*	6,334	161,549
Five Prime Therapeutics, Inc.*	3,900	161,265
Alder Biopharmaceuticals, Inc.*	6,360	158,809
Prothena Corporation plc*	4,450	155,572
Halozyme Therapeutics, Inc.*	17,493	150,965
Merrimack Pharmaceuticals, Inc.*	27,847	150,095
Achillion Pharmaceuticals, Inc.*	18,280	142,584
Exact Sciences Corp.*	10,986	134,579
AMAG Pharmaceuticals, Inc.*	5,276	126,202
ZIOPHARM Oncology, Inc.*	21,717	119,226
Total Biotechnology		15,970,747

Pharmaceuticals - 32.9%
AbbVie, Inc.	23,930	1,481,507
Shire plc ADR	6,264	1,152,991
Mylan N.V.*	15,680	678,003
Quintiles Transnational Holdings, Inc.*	6,379	416,676
TESARO, Inc.*	4,750	399,238
OPKO Health, Inc.*	35,959	335,857
Alkermes plc*	6,919	299,039
Neurocrine Biosciences, Inc.*	6,480	294,515
Jazz Pharmaceuticals plc*	2,020	285,446
Akorn, Inc.*	9,477	269,952
ACADIA Pharmaceuticals, Inc.*	7,995	259,518
Horizon Pharma plc*	14,297	235,472
PRA Health Sciences, Inc.*	5,490	229,262
Impax Laboratories, Inc.*	7,077	203,959
Ironwood Pharmaceuticals, Inc. — Class A*	15,523	202,963
Nektar Therapeutics*	14,126	201,013
Ophthotech Corp.*	3,740	190,852
Agios Pharmaceuticals, Inc.*	4,100	171,770
Portola Pharmaceuticals, Inc.*	7,168	169,165
Depomed, Inc.*	8,270	162,257
Pacira Pharmaceuticals, Inc.*	4,680	157,856
Sarepta Therapeutics, Inc.*	8,110	154,658
Relypsa, Inc.*	7,380	136,530
Heron Therapeutics, Inc.*	6,890	124,365
Eagle Pharmaceuticals, Inc.*	2,870	111,327
Total Pharmaceuticals		8,324,191

Healthcare-Products - 2.9%
Bio-Techne Corp.	2,644	298,164
Cepheid*	7,185	220,939
QIAGEN N.V.*	9,675	211,012
Total Healthcare-Products		730,115

Commercial Services - 0.9%
Incorporated Research Holdings, Inc. — Class A*	5,630	214,672

Total Common Stocks
(Cost $15,542,297)		25,239,725

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17*	18,097	—
Dyax Corp.
Expires 01/25/17*	12,367	—
Clinical Data, Inc.
Expires 12/31/20*	4,730	—
Total Rights
(Cost $1,341)		—

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
BIOTECHNOLOGY FUND

	Face Amount	Value

REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$129,617	$129,617
Total Repurchase Agreement
(Cost $129,617)		129,617

Total Investments - 100.5%
(Cost $15,673,255)		$25,369,342
Other Assets & Liabilities, net - (0.5)%		(128,286)
Total Net Assets - 100.0%		$25,241,056

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$25,239,725	$—	$—	$25,239,725
Repurchase Agreement	—	129,617	—	129,617
Rights	—	—	—	—
Total	$25,239,725	$129,617	$—	$25,369,342

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

BIOTECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016

Assets:
Investments, at value (cost $15,543,638)	$25,239,725
Repurchase agreements, at value (cost $129,617)	129,617
Total investments (cost $15,673,255)	25,369,342
Receivables:
Interest	1
Total assets	25,369,343

Liabilities:
Payable for:
Fund shares redeemed	59,428
Management fees	18,282
Transfer agent and administrative fees	5,377
Investor service fees	5,377
Portfolio accounting fees	2,151
Miscellaneous	37,672
Total liabilities	128,287
Commitments and contingent liabilities (Note 8)	—
Net assets	$25,241,056

Net assets consist of:
Paid in capital	$20,169,006
Accumulated net investment loss	(157,034)
Accumulated net realized loss on investments	(4,467,003)
Net unrealized appreciation on investments	9,696,087
Net assets	$25,241,056
Capital shares outstanding	387,959
Net asset value per share	$65.06

STATEMENT OF OPERATIONS
Period Ended June 30, 2016

Investment Income:
Dividends	$68,233
Interest	192
Total investment income	68,425

Expenses:
Management fees	116,018
Transfer agent and administrative fees	34,123
Investor service fees	34,123
Portfolio accounting fees	13,649
Professional fees	26,711
Custodian fees	1,595
Trustees’ fees*	1,341
Line of credit fees	65
Miscellaneous	(2,166)
Total expenses	225,459
Net investment loss	(157,034)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(689,669)
Net realized loss	(689,669)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,981,389)
Net change in unrealized appreciation (depreciation)	(7,981,389)
Net realized and unrealized loss	(8,671,058)
Net decrease in net assets resulting from operations	$(8,828,092)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

BIOTECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(157,034)	$(594,425)
Net realized loss on investments	(689,669)	(1,537,953)
Net change in unrealized appreciation (depreciation) on investments	(7,981,389)	974,729
Net decrease in net assets resulting from operations	(8,828,092)	(1,157,649)

Capital share transactions:
Proceeds from sale of shares	15,551,895	85,983,598
Cost of shares redeemed	(23,487,467)	(80,914,836)
Net increase (decrease) from capital share transactions	(7,935,572)	5,068,762
Net increase (decrease) in net assets	(16,763,664)	3,911,113

Net assets:
Beginning of period	42,004,720	38,093,607
End of period	$25,241,056	$42,004,720
Accumulated net investment loss at end of period	$(157,034)	$—

Capital share activity:
Shares sold	231,836	963,500
Shares redeemed	(348,600)	(955,377)
Net increase (decrease) in shares	(116,764)	8,123

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

BIOTECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$83.22	$76.71	$57.81	$37.49	$27.58	$24.93
Income (loss) from investment operations:
Net investment income (loss)[b]	(.38)	(1.02)	(.62)	(.56)	(.47)	(.41)
Net gain (loss) on investments (realized and unrealized)	(17.78)	7.53	19.52	20.88	10.38	3.06
Total from investment operations	(18.16)	6.51	18.90	20.32	9.91	2.65
Net asset value, end of period	$65.06	$83.22	$76.71	$57.81	$37.49	$27.58

Total Return[c]	(21.81%)	8.47%	32.69%	54.20%	35.98%	10.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$25,241	$42,005	$38,094	$26,499	$19,080	$11,846
Ratios to average net assets:
Net investment income (loss)	(1.15%)	(1.17%)	(0.92%)	(1.15%)	(1.33%)	(1.51%)
Total expenses	1.65%	1.60%	1.66%	1.63%	1.68%	1.71%
Portfolio turnover rate	56%	161%	165%	277%	294%	502%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

CONSUMER PRODUCTS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings (% of Total Net Assets)
Procter & Gamble Co.	5.1%
Coca-Cola Co.	4.7%
Philip Morris International, Inc.	4.2%
PepsiCo, Inc.	4.1%
Altria Group, Inc.	4.0%
Kraft Heinz Co.	3.5%
Reynolds American, Inc.	3.1%
Mondelez International, Inc. — Class A	2.9%
Colgate-Palmolive Co.	2.7%
Kimberly-Clark Corp.	2.3%
Top Ten Total	36.6%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
CONSUMER PRODUCTS FUND

	Shares	Value

COMMON STOCKS† - 98.6%

Food - 37.9%
Kraft Heinz Co.	14,910	$1,319,237
Mondelez International, Inc. — Class A	24,041	1,094,107
General Mills, Inc.	11,794	841,148
Kroger Co.	21,212	780,389
Kellogg Co.	8,406	686,350
Sysco Corp.	13,163	667,891
Tyson Foods, Inc. — Class A	9,993	667,432
Hershey Co.	5,834	662,100
Campbell Soup Co.	8,714	579,742
ConAgra Foods, Inc.	11,986	573,051
Hormel Foods Corp.	15,255	558,333
JM Smucker Co.	3,553	541,513
McCormick & Company, Inc.	4,412	470,628
Whole Foods Market, Inc.	13,350	427,467
Ingredion, Inc.	3,008	389,265
WhiteWave Foods Co. — Class A*	7,712	362,001
Pilgrim’s Pride Corp.	12,570	320,284
Post Holdings, Inc.*	3,840	317,530
TreeHouse Foods, Inc.*	3,008	308,771
Pinnacle Foods, Inc.	6,390	295,793
BRF S.A. ADR	21,150	294,620
Hain Celestial Group, Inc.*	5,576	277,406
Blue Buffalo Pet Products, Inc.*	11,100	259,074
Flowers Foods, Inc.	13,411	251,456
Lancaster Colony Corp.	1,853	236,461
Snyder’s-Lance, Inc.	6,870	232,824
B&G Foods, Inc.	4,571	220,322
United Natural Foods, Inc.*	4,170	195,156
Darling Ingredients, Inc.*	13,058	194,564
Sanderson Farms, Inc.	2,060	178,478
Dean Foods Co.	8,935	161,634
Total Food		14,365,027

Beverages - 22.4%
Coca-Cola Co.	39,562	1,793,346
PepsiCo, Inc.	14,711	1,558,483
Constellation Brands, Inc. — Class A	4,429	732,557
Monster Beverage Corp.*	4,450	715,160
Molson Coors Brewing Co. — Class B	5,827	589,284
Brown-Forman Corp. — Class B	5,753	573,919
Anheuser-Busch InBev S.A. ADR	4,348	572,545
Dr Pepper Snapple Group, Inc.	5,596	540,741
Coca-Cola European Partners plc	14,436	515,221
Ambev S.A. ADR	69,972	413,535
Fomento Economico Mexicano SAB de CV ADR	3,361	310,859
Boston Beer Company, Inc. — Class A*	1,180	201,815
Total Beverages		8,517,465

Agriculture - 15.5%
Philip Morris International, Inc.	15,630	1,589,883
Altria Group, Inc.	21,923	1,511,810
Reynolds American, Inc.	21,597	1,164,726
Archer-Daniels-Midland Co.	14,772	633,571
Bunge Ltd.	6,050	357,858
British American Tobacco plc ADR	2,020	261,550
Vector Group Ltd.	9,226	206,847
Universal Corp.	2,520	145,505
Total Agriculture		5,871,750

Cosmetics & Personal Care - 12.3%
Procter & Gamble Co.	22,752	1,926,412
Colgate-Palmolive Co.	13,880	1,016,016
Estee Lauder Companies, Inc. — Class A	7,928	721,607
Coty, Inc. — Class A	14,130	367,239
Unilever N.V. — Class Y	7,043	330,598
Edgewell Personal Care Co.*	3,400	286,994
Total Cosmetics & Personal Care		4,648,866

Household Products & Housewares - 5.8%
Kimberly-Clark Corp.	6,443	885,784
Clorox Co.	3,879	536,815
Church & Dwight Company, Inc.	4,486	461,565
Spectrum Brands Holdings, Inc.	2,785	332,278
Total Household Products & Housewares		2,216,442

Pharmaceuticals - 2.2%
Mead Johnson Nutrition Co. — Class A	5,779	524,444
Herbalife Ltd.*	4,991	292,123
Total Pharmaceuticals		816,567

Retail - 1.3%
Casey’s General Stores, Inc.	2,267	298,133
Nu Skin Enterprises, Inc. — Class A	4,168	192,520
Total Retail		490,653

Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	4,310	221,922

Holding Companies-Diversified - 0.6%
HRG Group, Inc.*	15,310	210,206

Total Common Stocks
(Cost $27,831,145)		37,358,898

RIGHTS††† - 0.0%
PDC
Expires 01/17/17*	7,547	—
Casa Ley
Expires 01/17/19*	7,547	—
Total Rights
(Cost $1,815)		—

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
CONSUMER PRODUCTS FUND

	Face Amount	Value

REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$278,790	$278,790
Total Repurchase Agreement
(Cost $278,790)		278,790

Total Investments - 99.3%
(Cost $28,111,750)		$37,637,688
Other Assets & Liabilities, net - 0.7%		271,147
Total Net Assets - 100.0%		$37,908,835

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$37,358,898	$—	$—	$37,358,898
Repurchase Agreement	—	278,790	—	278,790
Rights	—	—	—	—
Total	$37,358,898	$278,790	$—	$37,637,688

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

CONSUMER PRODUCTS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $27,832,960)	$37,358,898
Repurchase agreements, at value (cost $278,790)	278,790
Total investments (cost $28,111,750)	37,637,688
Receivables:
Fund shares sold	494,086
Dividends	94,731
Foreign taxes reclaim	3,917
Interest	2
Total assets	38,230,424

Liabilities:
Payable for:
Securities purchased	210,279
Fund shares redeemed	28,342
Management fees	26,877
Transfer agent and administrative fees	7,905
Investor service fees	7,905
Portfolio accounting fees	3,162
Miscellaneous	37,119
Total liabilities	321,589
Commitments and contingent liabilities (Note 8)	—
Net assets	$37,908,835

Net assets consist of:
Paid in capital	$26,198,192
Undistributed net investment income	399,479
Accumulated net realized gain on investments	1,785,226
Net unrealized appreciation on investments	9,525,938
Net assets	$37,908,835
Capital shares outstanding	551,882
Net asset value per share	$68.69

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $327)	$461,486
Interest	230
Total investment income	461,716

Expenses:
Management fees	155,958
Transfer agent and administrative fees	45,870
Investor service fees	45,870
Portfolio accounting fees	18,348
Professional fees	17,729
Custodian fees	2,233
Trustees’ fees*	975
Line of credit fees	52
Miscellaneous	16,379
Total expenses	303,414
Net investment income	158,302

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,061,542
Net realized gain	3,061,542
Net change in unrealized appreciation (depreciation) on:
Investments	721,867
Net change in unrealized appreciation (depreciation)	721,867
Net realized and unrealized gain	3,783,409
Net increase in net assets resulting from operations	$3,941,711

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSUMER PRODUCTS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$158,302	$240,388
Net realized gain on investments	3,061,542	531,182
Net change in unrealized appreciation (depreciation) on investments	721,867	459,298
Net increase in net assets resulting from operations	3,941,711	1,230,868

Distributions to shareholders from:
Net investment income	—	(129,833)
Net realized gains	—	(778,537)
Total distributions to shareholders	—	(908,370)

Capital share transactions:
Proceeds from sale of shares	40,284,911	74,587,420
Distributions reinvested	—	908,370
Cost of shares redeemed	(38,799,263)	(69,426,616)
Net increase from capital share transactions	1,485,648	6,069,174
Net increase in net assets	5,427,359	6,391,672

Net assets:
Beginning of period	32,481,476	26,089,804
End of period	$37,908,835	$32,481,476
Undistributed net investment income at end of period	$399,479	$241,177

Capital share activity:
Shares sold	639,788	1,225,893
Shares issued from reinvestment of distributions	—	14,970
Shares redeemed	(615,525)	(1,146,702)
Net increase in shares	24,263	94,161

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

CONSUMER PRODUCTS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$61.56	$60.19	$56.94	$45.02	$41.82	$37.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.58	.42	.38	.46	.41
Net gain (loss) on investments (realized and unrealized)	6.86	3.14	6.72	12.31	3.33	4.70
Total from investment operations	7.13	3.72	7.14	12.69	3.79	5.11
Less distributions from:
Net investment income	—	(.34)	(.30)	(.77)	(.59)	(.62)
Net realized gains	—	(2.01)	(3.59)	—	—	—
Total distributions	—	(2.35)	(3.89)	(.77)	(.59)	(.62)
Net asset value, end of period	$68.69	$61.56	$60.19	$56.94	$45.02	$41.82

Total Return[c]	11.60%	6.22%	12.63%	28.25%	9.05%	13.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,909	$32,481	$26,090	$15,448	$15,604	$23,092
Ratios to average net assets:
Net investment income (loss)	0.86%	0.95%	0.70%	0.72%	1.06%	1.02%
Total expenses	1.65%	1.61%	1.66%	1.64%	1.67%	1.69%
Portfolio turnover rate	90%	225%	194%	438%	636%	368%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

ELECTRONICS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: August 3, 2001

Ten Largest Holdings (% of Total Net Assets)
Intel Corp.	9.2%
QUALCOMM, Inc.	6.4%
Texas Instruments, Inc.	5.7%
Broadcom Ltd.	4.4%
Applied Materials, Inc.	3.7%
NVIDIA Corp.	3.6%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3.1%
Analog Devices, Inc.	3.0%
Micron Technology, Inc.	2.9%
NXP Semiconductor N.V.	2.8%
Top Ten Total	44.8%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
ELECTRONICS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Semiconductors - 93.9%
Intel Corp.	14,780	$484,785
QUALCOMM, Inc.	6,271	335,938
Texas Instruments, Inc.	4,811	301,410
Broadcom Ltd.	1,492	231,856
Applied Materials, Inc.	8,187	196,242
NVIDIA Corp.	4,011	188,558
Taiwan Semiconductor Manufacturing Company Ltd. ADR	6,321	165,800
Analog Devices, Inc.	2,794	158,252
Micron Technology, Inc.*	11,290	155,350
NXP Semiconductor N.V.*	1,915	150,021
Lam Research Corp.	1,664	139,876
Skyworks Solutions, Inc.	2,065	130,673
Xilinx, Inc.	2,781	128,288
KLA-Tencor Corp.	1,747	127,968
Linear Technology Corp.	2,674	124,421
Microchip Technology, Inc.	2,442	123,956
Maxim Integrated Products, Inc.	3,335	119,026
Qorvo, Inc.*	1,818	100,463
Teradyne, Inc.	3,993	78,622
ARM Holdings plc ADR	1,671	76,047
Microsemi Corp.*	2,213	72,321
ON Semiconductor Corp.*	8,115	71,574
Cypress Semiconductor Corp.	6,687	70,548
Marvell Technology Group Ltd.	7,378	70,312
ASML Holding N.V. — Class G	646	64,090
Monolithic Power Systems, Inc.	920	62,854
Integrated Device Technology, Inc.*	3,028	60,954
Cavium, Inc.*	1,544	59,598
Mellanox Technologies Ltd.*	1,239	59,422
Cirrus Logic, Inc.*	1,531	59,387
MKS Instruments, Inc.	1,369	58,949
Cree, Inc.*	2,394	58,509
Silicon Motion Technology Corp. ADR	1,201	57,408
Fairchild Semiconductor International, Inc. — Class A*	2,880	57,168
Silicon Laboratories, Inc.*	1,098	53,517
Synaptics, Inc.*	944	50,740
Intersil Corp. — Class A	3,699	50,084
Himax Technologies, Inc. ADR	5,958	49,213
MACOM Technology Solutions Holdings, Inc.*	1,447	47,722
Ambarella, Inc.*	939	47,711
Semtech Corp.*	1,961	46,789
Tessera Technologies, Inc.	1,514	46,389
Rambus, Inc.*	3,622	43,754
Power Integrations, Inc.	863	43,210
Inphi Corp.*	1,344	43,048
MaxLinear, Inc. — Class A*	2,164	38,909
Total Semiconductors		4,961,732

Energy-Alternate Sources - 3.6%
First Solar, Inc.*	1,693	82,076
Canadian Solar, Inc.*	3,821	57,774
SolarEdge Technologies, Inc.*	2,603	51,019
Total Energy-Alternate Sources		190,869

Electrical Components & Equipment - 2.0%
SunPower Corp. — Class A*	3,732	57,809
Advanced Energy Industries, Inc.*	1,221	46,349
Total Electrical Components & Equipment		104,158

Total Common Stocks
(Cost $3,852,097)		5,256,759

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.4%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$20,959	20,959
Total Repurchase Agreement
(Cost $20,959)		20,959

Total Investments - 99.9%
(Cost $3,873,056)		$5,277,718
Other Assets & Liabilities, net - 0.1%		5,282
Total Net Assets - 100.0%		$5,283,000

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
ELECTRONICS FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$5,256,759	$—	$—	$5,256,759
Repurchase Agreement	—	20,959	—	20,959
Total	$5,256,759	$20,959	$—	$5,277,718

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

ELECTRONICS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $3,852,097)	$5,256,759
Repurchase agreements, at value (cost $20,959)	20,959
Total investments (cost $3,873,056)	5,277,718
Cash	994
Receivables:
Fund shares sold	157,201
Dividends	6,246
Total assets	5,442,159

Liabilities:
Payable for:
Securities purchased	143,503
Management fees	3,998
Fund shares redeemed	2,378
Transfer agent and administrative fees	1,176
Investor service fees	1,176
Portfolio accounting fees	470
Miscellaneous	6,458
Total liabilities	159,159
Commitments and contingent liabilities (Note 8)	—
Net assets	$5,283,000

Net assets consist of:
Paid in capital	$5,827,114
Undistributed net investment income	938
Accumulated net realized loss on investments	(1,949,714)
Net unrealized appreciation on investments	1,404,662
Net assets	$5,283,000
Capital shares outstanding	107,189
Net asset value per share	$49.29

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $156)	$43,084
Interest	34
Total investment income	43,118

Expenses:
Management fees	21,684
Transfer agent and administrative fees	6,378
Investor service fees	6,378
Portfolio accounting fees	2,551
Professional fees	4,004
Custodian fees	299
Trustees’ fees*	194
Line of credit fees	12
Miscellaneous	680
Total expenses	42,180
Net investment income	938

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	696,405
Net realized gain	696,405
Net change in unrealized appreciation (depreciation) on:
Investments	(769,012)
Net change in unrealized appreciation (depreciation)	(769,012)
Net realized and unrealized loss	(72,607)
Net decrease in net assets resulting from operations	$(71,669)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ELECTRONICS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$938	$(21,642)
Net realized gain on investments	696,405	213,854
Net change in unrealized appreciation (depreciation) on investments	(769,012)	(716,694)
Net decrease in net assets resulting from operations	(71,669)	(524,482)

Capital share transactions:
Proceeds from sale of shares	6,761,543	25,378,438
Cost of shares redeemed	(6,781,158)	(26,890,110)
Net decrease from capital share transactions	(19,615)	(1,511,672)
Net decrease in net assets	(91,284)	(2,036,154)

Net assets:
Beginning of period	5,374,284	7,410,438
End of period	$5,283,000	$5,374,284
Undistributed net investment income at end of period	$938	$—

Capital share activity:
Shares sold	141,925	502,300
Shares redeemed	(144,350)	(547,036)
Net decrease in shares	(2,425)	(44,736)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

ELECTRONICS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013[e]	Year Ended December 31, 2012[e]	Year Ended December 31, 2011[e]
Per Share Data
Net asset value, beginning of period	$49.03	$48.01	$38.81	$28.78	$28.52	$94.34
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	(.15)	(.01)	— [c]	.06	(.58)
Net gain (loss) on investments (realized and unrealized)	.25	1.17	9.21	10.12	.20	(11.64)
Total from investment operations	.26	1.02	9.20	10.12	.26	(12.22)
Less distributions from:
Net investment income	—	—	—	(.09)	—	—
Net realized gains	—	—	—	—	—	(53.60)
Total distributions	—	—	—	(.09)	—	(53.60)
Net asset value, end of period	$49.29	$49.03	$48.01	$38.81	$28.78	$28.52

Total Return[d]	0.55%	2.10%	23.74%	35.05%	1.05%	(16.49%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,283	$5,374	$7,410	$3,261	$3,860	$3,053
Ratios to average net assets:
Net investment income (loss)	0.04%	(0.31%)	(0.01%)	0.02%	0.19%	(0.68%)
Total expenses	1.65%	1.59%	1.66%	1.64%	1.67%	1.72%
Portfolio turnover rate	136%	351%	381%	745%	910%	859%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[e]	Reverse share split — Per share amounts for the periods presented through April 5, 2013 have been restated to reflect a 1:10 reverse share split.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

ENERGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 2001

Ten Largest Holdings (% of Total Net Assets)
Exxon Mobil Corp.	6.5%
Chevron Corp.	4.7%
Schlumberger Ltd.	3.5%
Occidental Petroleum Corp.	2.5%
ConocoPhillips	2.4%
EOG Resources, Inc.	2.3%
Kinder Morgan, Inc.	2.1%
Halliburton Co.	2.1%
Phillips 66	2.1%
Spectra Energy Corp.	1.7%
Top Ten Total	29.9%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
ENERGY FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Oil & Gas - 72.6%
Exxon Mobil Corp.	18,074	$1,694,256
Chevron Corp.	11,659	1,222,213
Occidental Petroleum Corp.	8,638	652,686
ConocoPhillips	14,558	634,728
EOG Resources, Inc.	7,110	593,115
Phillips 66	6,874	545,382
Anadarko Petroleum Corp.	8,302	442,082
Pioneer Natural Resources Co.	2,759	417,188
Marathon Petroleum Corp.	10,888	413,308
Valero Energy Corp.	8,046	410,346
Apache Corp.	7,256	403,942
Hess Corp.	6,508	391,131
Devon Energy Corp.	10,539	382,039
Continental Resources, Inc.*	8,178	370,218
Marathon Oil Corp.	22,536	338,265
Noble Energy, Inc.	9,386	336,676
Concho Resources, Inc.*	2,794	333,240
Petroleo Brasileiro S.A. ADR*	43,946	314,653
BP plc ADR	8,705	309,115
Equities Corp.	3,986	308,636
Cabot Oil & Gas Corp. — Class A	11,812	304,041
Cimarex Energy Co.	2,444	291,618
Transocean Ltd.	23,426	278,535
Cheniere Energy, Inc.*	7,249	272,200
Newfield Exploration Co.*	6,114	270,117
Royal Dutch Shell plc — Class A ADR	4,798	264,946
Tesoro Corp.	3,381	253,305
Antero Resources Corp.*	9,160	237,977
Helmerich & Payne, Inc.	3,403	228,443
Range Resources Corp.	5,280	227,779
Suncor Energy, Inc.	7,930	219,899
Diamondback Energy, Inc.*	2,410	219,816
Murphy Oil Corp.	6,841	217,202
Canadian Natural Resources Ltd.	6,984	215,317
Ensco plc — Class A	21,854	212,202
Parsley Energy, Inc. — Class A*	7,500	202,950
Encana Corp.	25,018	194,890
Noble Corporation plc	23,611	194,555
Southwestern Energy Co.*	15,051	189,342
Energen Corp.	3,909	188,453
HollyFrontier Corp.	7,279	173,022
Gulfport Energy Corp.*	5,381	168,210
QEP Resources, Inc.	9,424	166,145
Rice Energy, Inc.*	7,290	160,672
RSP Permian, Inc.*	4,580	159,796
Diamond Offshore Drilling, Inc.	6,525	158,753
WPX Energy, Inc.*	16,945	157,758
Memorial Resource Development Corp.*	9,810	155,783
Patterson-UTI Energy, Inc.	7,293	155,487
Statoil ASA ADR	8,630	149,385
Nabors Industries Ltd.	14,592	146,650
Chesapeake Energy Corp.*	34,213	146,432
PDC Energy, Inc.*	2,508	144,486
Cenovus Energy, Inc.	9,620	132,948
Rowan Companies plc — Class A	7,410	130,861
PBF Energy, Inc. — Class A	5,455	129,720
Laredo Petroleum, Inc.*	12,310	129,009
CNOOC Ltd. ADR	1,020	127,153
YPF S.A. ADR	6,600	126,720
Western Refining, Inc.	6,000	123,780
Whiting Petroleum Corp.*	13,227	122,482
Carrizo Oil & Gas, Inc.*	3,381	121,209
SM Energy Co.	4,442	119,934
Oasis Petroleum, Inc.*	12,124	113,238
Matador Resources Co.*	5,620	111,276
Callon Petroleum Co.*	9,230	103,653
Atwood Oceanics, Inc.	6,540	81,881
Delek US Holdings, Inc.	5,950	78,600
PrairieSky Royalty Ltd.*	164	3,110
Total Oil & Gas		18,994,959

Oil & Gas Services - 14.0%
Schlumberger Ltd.	11,580	915,747
Halliburton Co.	12,191	552,130
Baker Hughes, Inc.	8,278	373,586
National Oilwell Varco, Inc.	9,101	306,249
Weatherford International plc*	40,269	223,493
Targa Resources Corp.	5,300	223,342
FMC Technologies, Inc.*	8,082	215,547
RPC, Inc.*	10,560	163,997
Core Laboratories N.V.	1,271	157,464
Superior Energy Services, Inc.	7,835	144,242
Oceaneering International, Inc.	4,727	141,148
Dril-Quip, Inc.*	2,159	126,150
Oil States International, Inc.*	3,452	113,502
Total Oil & Gas Services		3,656,597

Pipelines - 9.6%
Kinder Morgan, Inc.	30,089	563,266
Spectra Energy Corp.	12,155	445,238
Williams Companies, Inc.	15,562	336,606
ONEOK, Inc.	5,809	275,637
Columbia Pipeline Group, Inc.	10,610	270,449
Plains GP Holdings, LP — Class A	20,820	217,153
TransCanada Corp.	3,610	163,244
Enbridge, Inc.	3,330	141,059
SemGroup Corp. — Class A	3,293	107,220
Total Pipelines		2,519,872

Mining - 0.9%
US Silica Holdings, Inc.	3,715	128,056
Cameco Corp.	10,979	120,440
Total Mining		248,496

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
ENERGY FUND

	Shares	Value

Coal - 0.7%
CONSOL Energy, Inc.	11,176	$179,822

Metal Fabricate & Hardware - 0.7%
Tenaris S.A. ADR	5,758	166,061

Retail - 0.6%
World Fuel Services Corp.	3,310	157,192

Transportation - 0.5%
Golar LNG Ltd.	9,070	140,585

Total Common Stocks
(Cost $17,191,406)		26,063,584

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$163,483	163,483
Total Repurchase Agreement
(Cost $163,483)		163,483

Total Investments - 100.2%
(Cost $17,354,889)		$26,227,067
Other Assets & Liabilities, net - (0.2)%		(49,021)
Total Net Assets - 100.0%		$26,178,046

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$26,063,584	$—	$—	$26,063,584
Repurchase Agreement	—	163,483	—	163,483
Total	$26,063,584	$163,483	$—	$26,227,067

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

ENERGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $17,191,406)	$26,063,584
Repurchase agreements, at value (cost $163,483)	163,483
Total investments (cost $17,354,889)	26,227,067
Cash	626
Receivables:
Fund shares sold	489,678
Dividends	21,157
Interest	1
Total assets	26,738,529

Liabilities:
Payable for:
Securities purchased	482,619
Fund shares redeemed	20,549
Management fees	17,751
Transfer agent and administrative fees	5,221
Investor service fees	5,221
Portfolio accounting fees	2,088
Miscellaneous	27,034
Total liabilities	560,483
Commitments and contingent liabilities (Note 8)	—
Net assets	$26,178,046

Net assets consist of:
Paid in capital	$29,023,591
Undistributed net investment income	319,042
Accumulated net realized loss on investments	(12,036,765)
Net unrealized appreciation on investments	8,872,178
Net assets	$26,178,046
Capital shares outstanding	1,479,367
Net asset value per share	$17.70

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $3,063)	$276,889
Interest	123
Total investment income	277,012

Expenses:
Management fees	92,377
Transfer agent and administrative fees	27,170
Investor service fees	27,170
Portfolio accounting fees	10,868
Professional fees	15,837
Custodian fees	1,272
Trustees’ fees*	791
Line of credit fees	30
Miscellaneous	4,158
Total expenses	179,673
Net investment income	97,339

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,788,761)
Net realized loss	(2,788,761)
Net change in unrealized appreciation (depreciation) on:
Investments	5,958,250
Net change in unrealized appreciation (depreciation)	5,958,250
Net realized and unrealized gain	3,169,489
Net increase in net assets resulting from operations	$3,266,828

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$97,339	$221,703
Net realized loss on investments	(2,788,761)	(4,929,621)
Net change in unrealized appreciation (depreciation) on investments	5,958,250	(3,491,338)
Net increase (decrease) in net assets resulting from operations	3,266,828	(8,199,256)

Distributions to shareholders from:
Net investment income	—	(97,034)
Net realized gains	—	(512,642)
Total distributions to shareholders	—	(609,676)

Capital share transactions:
Proceeds from sale of shares	26,600,841	32,627,123
Distributions reinvested	—	609,676
Cost of shares redeemed	(23,371,858)	(31,305,889)
Net increase from capital share transactions	3,228,983	1,930,910
Net increase (decrease) in net assets	6,495,811	(6,878,022)

Net assets:
Beginning of period	19,682,235	26,560,257
End of period	$26,178,046	$19,682,235
Undistributed net investment income at end of period	$319,042	$221,703

Capital share activity:
Shares sold	1,687,552	1,618,763
Shares issued from reinvestment of distributions	—	30,019
Shares redeemed	(1,489,800)	(1,542,239)
Net increase in shares	197,753	106,543

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

ENERGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$15.36	$22.60	$31.00	$25.52	$29.24	$31.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.19	.12	.05	.06	(.10)
Net gain (loss) on investments (realized and unrealized)	2.27	(6.89)	(5.49)	5.94	.54	(1.72)
Total from investment operations	2.34	(6.70)	(5.37)	5.99	.60	(1.82)
Less distributions from:
Net investment income	—	(.09)	(.03)	(.06)	—	—
Net realized gains	—	(.46)	(3.00)	(.45)	(4.32)	(.18)
Total distributions	—	(.54)	(3.03)	(.51)	(4.32)	(.18)
Net asset value, end of period	$17.70	$15.36	$22.60	$31.00	$25.52	$29.24

Total Return[c]	15.23%	(30.22%)	(18.62%)	23.47%	2.40%	(5.85%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,178	$19,682	$26,560	$21,913	$21,896	$29,085
Ratios to average net assets:
Net investment income (loss)	0.90%	0.91%	0.38%	0.18%	0.20%	(0.32%)
Total expenses	1.65%	1.60%	1.66%	1.64%	1.67%	1.71%
Portfolio turnover rate	91%	121%	214%	190%	155%	197%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

ENERGY SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Schlumberger Ltd.	15.8%
Halliburton Co.	9.5%
Baker Hughes, Inc.	6.4%
National Oilwell Varco, Inc.	5.3%
Helmerich & Payne, Inc.	4.0%
Transocean Ltd.	3.8%
FMC Technologies, Inc.	3.7%
Weatherford International plc	3.1%
Ensco plc — Class A	2.8%
RPC, Inc.	2.8%
Top Ten Total	57.2%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
ENERGY SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Oil & Gas Services - 65.9%
Schlumberger Ltd.	25,826	$2,042,320
Halliburton Co.	27,200	1,231,888
Baker Hughes, Inc.	18,478	833,912
National Oilwell Varco, Inc.	20,297	682,994
FMC Technologies, Inc.*	18,031	480,887
Weatherford International plc*	71,459	396,597
RPC, Inc.*	23,555	365,809
Oceaneering International, Inc.	10,795	322,339
Superior Energy Services, Inc.	17,481	321,825
Dril-Quip, Inc.*	4,921	287,534
Core Laboratories N.V.	2,173	269,213
Oil States International, Inc.*	7,875	258,930
Forum Energy Technologies, Inc.*	14,390	249,091
McDermott International, Inc.*	44,952	222,063
SEACOR Holdings, Inc.*	3,316	192,162
Frank’s International N.V.	10,671	155,903
Bristow Group, Inc.	9,955	113,587
CARBO Ceramics, Inc.	8,454	110,747
Total Oil & Gas Services		8,537,801

Oil & Gas - 27.8%
Helmerich & Payne, Inc.	7,772	521,734
Transocean Ltd.	41,675	495,516
Ensco plc — Class A	37,898	367,990
Diamond Offshore Drilling, Inc.	14,543	353,831
Patterson-UTI Energy, Inc.	16,265	346,770
Noble Corporation plc	40,638	334,857
Nabors Industries Ltd.	32,542	327,047
Rowan Companies plc — Class A	16,525	291,832
Seadrill Ltd.*	65,189	211,212
Atwood Oceanics, Inc.	14,594	182,717
Unit Corp.*	11,128	173,152
Total Oil & Gas		3,606,658

Mining - 2.3%
U.S. Silica Holdings, Inc.	8,474	292,099

Metal Fabricate & Hardware - 2.0%
Tenaris S.A. ADR	9,170	264,463

Transportation - 1.5%
Hornbeck Offshore Services, Inc.*	13,006	108,470
Tidewater, Inc.	20,344	89,717
Total Transportation		198,187

Total Common Stocks
(Cost $9,227,908)		12,899,208

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.4%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$51,157	51,157
Total Repurchase Agreement
(Cost $51,157)		51,157

Total Investments - 99.9%
(Cost $9,279,065)		$12,950,365
Other Assets & Liabilities, net - 0.1%		11,019
Total Net Assets - 100.0%		$12,961,384

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$12,899,208	$—	$—	$12,899,208
Repurchase Agreement	—	51,157	—	51,157
Total	$12,899,208	$51,157	$—	$12,950,365

For the period ended June 30, 2016, there were no transfers between levels.

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $9,227,908)	$12,899,208
Repurchase agreements, at value (cost $51,157)	51,157
Total investments (cost $9,279,065)	12,950,365
Receivables:
Securities sold	129,919
Fund shares sold	89,024
Dividends	18,896
Total assets	13,188,204

Liabilities:
Payable for:
Fund shares redeemed	195,635
Management fees	9,482
Transfer agent and administrative fees	2,789
Investor service fees	2,789
Portfolio accounting fees	1,116
Miscellaneous	15,009
Total liabilities	226,820
Commitments and contingent liabilities (Note 8)	—
Net assets	$12,961,384

Net assets consist of:
Paid in capital	$17,613,942
Undistributed net investment income	127,548
Accumulated net realized loss on investments	(8,451,406)
Net unrealized appreciation on investments	3,671,300
Net assets	$12,961,384
Capital shares outstanding	1,253,531
Net asset value per share	$10.34

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $799)	$93,942
Interest	79
Total investment income	94,021

Expenses:
Management fees	47,862
Transfer agent and administrative fees	14,077
Investor service fees	14,077
Portfolio accounting fees	5,631
Professional fees	9,388
Custodian fees	659
Trustees’ fees*	460
Line of credit fees	15
Miscellaneous	923
Total expenses	93,092
Net investment income	929

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,025,536)
Net realized loss	(1,025,536)
Net change in unrealized appreciation (depreciation) on:
Investments	1,523,818
Net change in unrealized appreciation (depreciation)	1,523,818
Net realized and unrealized gain	498,282
Net increase in net assets resulting from operations	$499,211

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

ENERGY SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$929	$126,619
Net realized loss on investments	(1,025,536)	(4,193,913)
Net change in unrealized appreciation (depreciation) on investments	1,523,818	(1,416,062)
Net increase (decrease) in net assets resulting from operations	499,211	(5,483,356)

Distributions to shareholders from:
Net investment income	—	(51,768)
Total distributions to shareholders	—	(51,768)

Capital share transactions:
Proceeds from sale of shares	16,802,459	30,159,022
Distributions reinvested	—	51,768
Cost of shares redeemed	(15,815,705)	(29,043,430)
Net increase from capital share transactions	986,754	1,167,360
Net increase (decrease) in net assets	1,485,965	(4,367,764)

Net assets:
Beginning of period	11,475,419	15,843,183
End of period	$12,961,384	$11,475,419
Undistributed net investment income at end of period	$127,548	$126,619

Capital share activity:
Shares sold	1,738,065	2,404,420
Shares issued from reinvestment of distributions	—	4,175
Shares redeemed	(1,671,547)	(2,336,787)
Net increase in shares	66,518	71,808

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENERGY SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$9.67	$14.21	$22.04	$18.50	$22.23	$27.68
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	.11	.06	(.09)	(.07)	(.20)
Net gain (loss) on investments (realized and unrealized)	.67	(4.60)	(6.23)	4.52	.04	(2.18)
Total from investment operations	.67	(4.49)	(6.17)	4.43	(.03)	(2.38)
Less distributions from:
Net investment income	—	(.05)	—	—	—	—
Net realized gains	—	—	(1.66)	(.89)	(3.70)	(3.07)
Total distributions	—	(.05)	(1.66)	(.89)	(3.70)	(3.07)
Net asset value, end of period	$10.34	$9.67	$14.21	$22.04	$18.50	$22.23

Total Return[d]	6.93%	(31.70%)	(29.34%)	23.89%	0.40%	(9.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,961	$11,475	$15,843	$16,101	$14,226	$20,627
Ratios to average net assets:
Net investment income (loss)	0.02%	0.85%	0.29%	(0.42%)	(0.31%)	(0.71%)
Total expenses	1.65%	1.60%	1.66%	1.64%	1.67%	1.72%
Portfolio turnover rate	129%	175%	220%	261%	240%	199%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

FUND PROFILE (Unaudited)	June 30, 2016

FINANCIAL SERVICES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 20, 2001

Ten Largest Holdings (% of Total Net Assets)
Berkshire Hathaway, Inc. — Class B	2.5%
Wells Fargo & Co.	2.0%
JPMorgan Chase & Co.	2.0%
Bank of America Corp.	1.5%
Citigroup, Inc.	1.5%
U.S. Bancorp	1.1%
Simon Property Group, Inc.	1.1%
Goldman Sachs Group, Inc.	1.0%
American International Group, Inc.	1.0%
American Express Co.	1.0%
Top Ten Total	14.7%

“Ten Largest Holdings” excludes any temporary cash investments.

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
FINANCIAL SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.6%

REITs - 33.0%
Simon Property Group, Inc.	366	$79,386
American Tower Corp. — Class A	610	69,302
Public Storage	266	67,987
Crown Castle International Corp.	573	58,119
Equinix, Inc.	137	53,119
General Growth Properties, Inc.	1,702	50,754
AvalonBay Communities, Inc.	278	50,149
Welltower, Inc.	657	50,043
Prologis, Inc.	993	48,697
Ventas, Inc.	668	48,644
Equity Residential	703	48,423
Weyerhaeuser Co.	1,605	47,781
Boston Properties, Inc.	346	45,638
Digital Realty Trust, Inc.	389	42,397
Vornado Realty Trust	419	41,950
Realty Income Corp.	601	41,686
HCP, Inc.	1,114	39,413
Kimco Realty Corp.	1,148	36,024
Essex Property Trust, Inc.	157	35,810
Macerich Co.	408	34,839
Federal Realty Investment Trust	209	34,600
SL Green Realty Corp.	322	34,283
Host Hotels & Resorts, Inc.	2,062	33,426
Extra Space Storage, Inc.	360	33,314
Iron Mountain, Inc.	800	31,864
Annaly Capital Management, Inc.	2,852	31,571
UDR, Inc.	840	31,013
VEREIT, Inc.	2,960	30,014
Duke Realty Corp.	1,115	29,726
Regency Centers Corp.	350	29,306
Mid-America Apartment Communities, Inc.	270	28,728
Brixmor Property Group, Inc.	1,046	27,677
Camden Property Trust	313	27,675
National Retail Properties, Inc.	529	27,360
WP Carey, Inc.	390	27,074
Alexandria Real Estate Equities, Inc.	260	26,915
American Campus Communities, Inc.	507	26,805
Apartment Investment & Management Co. — Class A	600	26,496
Equity LifeStyle Properties, Inc.	330	26,416
Lamar Advertising Co. — Class A	390	25,857
DDR Corp.	1,395	25,305
American Capital Agency Corp.	1,274	25,251
Kilroy Realty Corp.	376	24,925
Omega Healthcare Investors, Inc.	730	24,784
Spirit Realty Capital, Inc.	1,924	24,569
Liberty Property Trust	593	23,554
Forest City Realty Trust, Inc. — Class A	1,052	23,470
EPR Properties	290	23,397
Highwoods Properties, Inc.	440	23,232
Weingarten Realty Investors	561	22,900
Douglas Emmett, Inc.	643	22,839
CubeSmart	736	22,728
Sovran Self Storage, Inc.	216	22,663
Senior Housing Properties Trust	1,067	22,226
Sun Communities, Inc.	290	22,226
CyrusOne, Inc.	390	21,707
Starwood Property Trust, Inc.	1,040	21,549
Equity One, Inc.	660	21,239
Taubman Centers, Inc.	286	21,221
STORE Capital Corp.	710	20,910
Hospitality Properties Trust	718	20,678
DCT Industrial Trust, Inc.	426	20,465
Healthcare Trust of America, Inc. — Class A	630	20,374
Corrections Corporation of America	570	19,961
Tanger Factory Outlet Centers, Inc.	480	19,286
Healthcare Realty Trust, Inc.	550	19,245
Medical Properties Trust, Inc.	1,248	18,982
Equity Commonwealth*	650	18,935
DuPont Fabros Technology, Inc.	390	18,541
Post Properties, Inc.	300	18,315
Rayonier, Inc.	678	17,791
New Residential Investment Corp. REIT	1,283	17,757
Education Realty Trust, Inc.	380	17,533
First Industrial Realty Trust, Inc.	630	17,527
Brandywine Realty Trust	1,029	17,287
Corporate Office Properties Trust	570	16,855
Physicians Realty Trust	790	16,598
Two Harbors Investment Corp.	1,939	16,598
Sunstone Hotel Investors, Inc.	1,322	15,957
RLJ Lodging Trust	732	15,701
LaSalle Hotel Properties	661	15,586
Mack-Cali Realty Corp.	550	14,850
WP GLIMCHER, Inc.	1,282	14,346
NorthStar Realty Finance Corp.	1,222	13,967
Pebblebrook Hotel Trust	500	13,125
DiamondRock Hospitality Co.	1,397	12,615
Total REITs		2,489,851

Banks - 27.0%
Wells Fargo & Co.	3,256	154,107
JPMorgan Chase & Co.	2,389	148,453
Bank of America Corp.	8,655	114,852
Citigroup, Inc.	2,604	110,384
U.S. Bancorp	2,010	81,063
Goldman Sachs Group, Inc.	529	78,599
Morgan Stanley	2,729	70,899
Bank of New York Mellon Corp.	1,608	62,471
PNC Financial Services Group, Inc.	759	61,775
Capital One Financial Corp.	889	56,460
BB&T Corp.	1,484	52,845
Itau Unibanco Holding S.A. ADR	5,121	48,342
SunTrust Banks, Inc.	1,082	44,449
M&T Bank Corp.	368	43,509
State Street Corp.	805	43,406

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
FINANCIAL SERVICES FUND

	Shares	Value

Banco Bradesco S.A. ADR	5,297	$41,370
ICICI Bank Ltd. ADR	5,314	38,155
Northern Trust Corp.	555	36,774
Fifth Third Bancorp	2,048	36,024
Credicorp Ltd.	230	35,496
HSBC Holdings plc ADR	1,118	35,005
Toronto-Dominion Bank	784	33,657
Royal Bank of Canada	561	33,149
HDFC Bank Ltd. ADR	480	31,848
Regions Financial Corp.	3,737	31,802
Citizens Financial Group, Inc.	1,590	31,768
First Republic Bank	450	31,495
Bank of Montreal	490	31,061
Bank of Nova Scotia	630	30,876
KeyCorp	2,691	29,736
Deutsche Bank AG*	2,137	29,341
Huntington Bancshares, Inc.	2,937	26,257
Signature Bank*	210	26,233
Comerica, Inc.	624	25,665
SVB Financial Group*	230	21,887
Zions Bancorporation	866	21,763
PacWest Bancorp	544	21,640
East West Bancorp, Inc.	612	20,918
Cullen/Frost Bankers, Inc.	320	20,394
PrivateBancorp, Inc. — Class A	440	19,373
Prosperity Bancshares, Inc.	362	18,458
Synovus Financial Corp.	630	18,264
Bank of the Ozarks, Inc.	480	18,010
Umpqua Holdings Corp.	1,164	18,007
First Horizon National Corp.	1,290	17,776
Webster Financial Corp.	491	16,669
Texas Capital Bancshares, Inc.*	320	14,963
Total Banks		2,035,448

Insurance - 21.5%
Berkshire Hathaway, Inc. — Class B*	1,282	185,620
American International Group, Inc.	1,415	74,840
MetLife, Inc.	1,581	62,971
Chubb Ltd.	475	62,087
Travelers Companies, Inc.	506	60,234
Marsh & McLennan Companies, Inc.	866	59,286
Prudential Financial, Inc.	773	55,145
Aflac, Inc.	748	53,976
Allstate Corp.	732	51,203
Aon plc	424	46,314
Progressive Corp.	1,325	44,388
XL Group plc — Class A	1,268	42,237
Hartford Financial Services Group, Inc.	924	41,007
Willis Towers Watson plc	308	38,287
Markel Corp.*	40	38,111
Everest Re Group Ltd.	203	37,081
Loews Corp.	899	36,940
Cincinnati Financial Corp.	483	36,172
RenaissanceRe Holdings Ltd.	290	34,058
Arch Capital Group Ltd.*	460	33,120
Axis Capital Holdings Ltd.	600	33,000
Principal Financial Group, Inc.	799	32,847
Endurance Specialty Holdings Ltd.	460	30,894
Assured Guaranty Ltd.	1,200	30,444
Manulife Financial Corp.	2,166	29,609
Alleghany Corp.*	53	29,128
Lincoln National Corp.	744	28,845
Arthur J Gallagher & Co.	600	28,560
WR Berkley Corp.	450	26,964
Torchmark Corp.	430	26,583
Unum Group	826	26,259
American Financial Group, Inc.	350	25,876
Reinsurance Group of America, Inc. — Class A	250	24,248
Assurant, Inc.	270	23,304
Brown & Brown, Inc.	610	22,857
Old Republic International Corp.	1,170	22,569
First American Financial Corp.	520	20,914
Voya Financial, Inc.	840	20,798
Radian Group, Inc.	1,450	15,109
MGIC Investment Corp.*	2,431	14,464
Genworth Financial, Inc. — Class A*	4,260	10,991
Total Insurance		1,617,340

Diversified Financial Services - 12.2%
American Express Co.	1,223	74,310
BlackRock, Inc. — Class A	216	73,987
CME Group, Inc. — Class A	590	57,466
Intercontinental Exchange, Inc.	216	55,287
Charles Schwab Corp.	2,095	53,024
Synchrony Financial*	1,903	48,108
Discover Financial Services	873	46,784
Franklin Resources, Inc.	1,303	43,481
T. Rowe Price Group, Inc.	569	41,520
TD Ameritrade Holding Corp.	1,303	37,103
Ameriprise Financial, Inc.	401	36,030
Nasdaq, Inc.	486	31,430
Invesco Ltd.	1,208	30,852
Ally Financial, Inc.*	1,710	29,190
SEI Investments Co.	559	26,893
Affiliated Managers Group, Inc.*	190	26,746
Raymond James Financial, Inc.	520	25,636
CIT Group, Inc.	795	25,368
E*TRADE Financial Corp.*	1,047	24,594
CBOE Holdings, Inc.	350	23,317
Navient Corp.	1,660	19,837
Eaton Vance Corp.	550	19,437
Legg Mason, Inc.	570	16,809
SLM Corp.*	2,632	16,266
Janus Capital Group, Inc.	1,093	15,215
WisdomTree Investments, Inc.	1,110	10,867
LendingClub Corp.*	2,210	9,503
Total Diversified Financial Services		919,060

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
FINANCIAL SERVICES FUND

	Shares	Value

Commercial Services - 1.7%
S&P Global, Inc.	490	$52,557
Moody’s Corp.	445	41,701
MarketAxess Holdings, Inc.	150	21,810
LendingTree, Inc.*	120	10,600
Brookfield Business Partners, LP*	20	382
Total Commercial Services		127,050

Real Estate - 1.3%
Brookfield Asset Management, Inc. — Class A	920	30,424
CBRE Group, Inc. — Class A*	1,078	28,544
Realogy Holdings Corp.*	675	19,589
Jones Lang LaSalle, Inc.	190	18,516
Total Real Estate		97,073

Savings & Loans - 1.3%
New York Community Bancorp, Inc.	1,786	26,772
People’s United Financial, Inc.	1,402	20,553
First Niagara Financial Group, Inc.	1,867	18,185
Investors Bancorp, Inc.	1,630	18,060
BofI Holding, Inc.*	590	10,449
Total Savings & Loans		94,019

Software - 0.4%
MSCI, Inc. — Class A	360	27,763

Media - 0.3%
FactSet Research Systems, Inc.	160	25,827

Investment Companies - 0.3%
American Capital Ltd.*	1,610	25,486

Entertainment - 0.3%
Gaming and Leisure Properties, Inc.	730	25,170

Holding Companies-Diversified - 0.3%
Leucadia National Corp.	1,446	25,059

Total Common Stocks
(Cost $4,681,739)		7,509,146

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$39,656	39,656
Total Repurchase Agreement
(Cost $39,656)		39,656

Total Investments - 100.1%
(Cost $4,721,395)		$7,548,802
Other Assets & Liabilities, net - (0.1)%		(4,522)
Total Net Assets - 100.0%		$7,544,280

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,509,146	$—	$—	$7,509,146
Repurchase Agreement	—	39,656	—	39,656
Total	$7,509,146	$39,656	$—	$7,548,802

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $4,681,739)	$7,509,146
Repurchase agreements, at value (cost $39,656)	39,656
Total investments (cost $4,721,395)	7,548,802
Cash	693
Receivables:
Dividends	18,131
Foreign taxes reclaim	624
Total assets	7,568,250

Liabilities:
Payable for:
Management fees	5,946
Fund shares redeemed	2,075
Transfer agent and administrative fees	1,749
Investor service fees	1,749
Portfolio accounting fees	699
Miscellaneous	11,752
Total liabilities	23,970
Commitments and contingent liabilities (Note 8)	—
Net assets	$7,544,280

Net assets consist of:
Paid in capital	$11,923,289
Undistributed net investment income	168,229
Accumulated net realized loss on investments	(7,374,645)
Net unrealized appreciation on investments	2,827,407
Net assets	$7,544,280
Capital shares outstanding	350,334
Net asset value per share	$21.53

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $218)	$94,150
Interest	50
Total investment income	94,200

Expenses:
Management fees	36,087
Transfer agent and administrative fees	10,614
Investor service fees	10,614
Portfolio accounting fees	4,245
Professional fees	8,368
Custodian fees	581
Trustees’ fees*	424
Line of credit fees	19
Miscellaneous	(743)
Total expenses	70,209
Net investment income	23,991

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	102,159
Net realized gain	102,159
Net change in unrealized appreciation (depreciation) on:
Investments	(611,071)
Net change in unrealized appreciation (depreciation)	(611,071)
Net realized and unrealized loss	(508,912)
Net decrease in net assets resulting from operations	$(484,921)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL SERVICES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,991	$154,325
Net realized gain (loss) on investments	102,159	(611,517)
Net change in unrealized appreciation (depreciation) on investments	(611,071)	(461,119)
Net decrease in net assets resulting from operations	(484,921)	(918,311)

Distributions to shareholders from:
Net investment income	—	(55,233)
Total distributions to shareholders	—	(55,233)

Capital share transactions:
Proceeds from sale of shares	10,965,356	32,908,604
Distributions reinvested	—	55,233
Cost of shares redeemed	(16,898,841)	(31,770,386)
Net increase (decrease) from capital share transactions	(5,933,485)	1,193,451
Net increase (decrease) in net assets	(6,418,406)	219,907

Net assets:
Beginning of period	13,962,686	13,742,779
End of period	$7,544,280	$13,962,686
Undistributed net investment income at end of period	$168,229	$144,238

Capital share activity:
Shares sold	517,820	1,473,009
Shares issued from reinvestment of distributions	—	2,402
Shares redeemed	(817,358)	(1,437,754)
Net increase (decrease) in shares	(299,538)	37,657

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$21.49	$22.45	$20.05	$15.81	$12.91	$15.19
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	.24	.09	.10	.12	.04
Net gain (loss) on investments (realized and unrealized)	(.02)	(1.12)	2.43	4.25	2.81	(2.31)
Total from investment operations	.04	(.88)	2.52	4.35	2.93	(2.27)
Less distributions from:
Net investment income	—	(.08)	(.12)	(.11)	(.03)	(.01)
Total distributions	—	(.08)	(.12)	(.11)	(.03)	(.01)
Net asset value, end of period	$21.53	$21.49	$22.45	$20.05	$15.81	$12.91

Total Return[c]	0.23%	(3.99%)	12.58%	27.55%	22.68%	(14.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,544	$13,963	$13,743	$8,943	$10,443	$5,469
Ratios to average net assets:
Net investment income (loss)	0.57%	1.09%	0.41%	0.55%	0.79%	0.26%
Total expenses	1.65%	1.60%	1.66%	1.64%	1.67%	1.71%
Portfolio turnover rate	124%	213%	215%	409%	396%	528%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

HEALTH CARE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 19, 2001

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	3.5%
Pfizer, Inc.	2.8%
Merck & Company, Inc.	2.4%
UnitedHealth Group, Inc.	2.2%
Bristol-Myers Squibb Co.	2.1%
Amgen, Inc.	2.0%
Gilead Sciences, Inc.	2.0%
AbbVie, Inc.	1.9%
Eli Lilly & Co.	1.8%
Allergan plc	1.8%
Top Ten Total	22.5%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
HEALTH CARE FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Pharmaceuticals - 36.0%
Johnson & Johnson	6,795	$824,234
Pfizer, Inc.	18,689	658,040
Merck & Company, Inc.	9,584	552,134
Bristol-Myers Squibb Co.	6,786	499,110
AbbVie, Inc.	7,179	444,452
Eli Lilly & Co.	5,379	423,596
Allergan plc*	1,825	421,739
Shire plc ADR	1,874	345,023
Express Scripts Holding Co.*	4,099	310,704
McKesson Corp.	1,592	297,147
Teva Pharmaceutical Industries Ltd. ADR	4,616	231,862
Cardinal Health, Inc.	2,934	228,881
Zoetis, Inc.	4,506	213,855
Mylan N.V.*	4,689	202,752
AmerisourceBergen Corp. — Class A	2,358	187,037
Novartis AG ADR	2,143	176,819
GlaxoSmithKline plc ADR	3,975	172,277
AstraZeneca plc ADR	5,598	169,004
Jazz Pharmaceuticals plc*	1,175	166,039
Alkermes plc*	3,820	165,100
Novo Nordisk A/S ADR	2,849	153,219
Quintiles Transnational Holdings, Inc.*	1,910	124,761
DexCom, Inc.*	1,490	118,203
Mallinckrodt plc*	1,928	117,184
Valeant Pharmaceuticals International, Inc.*	5,644	113,670
VCA, Inc.*	1,530	103,443
OPKO Health, Inc.*	10,789	100,769
Neurocrine Biosciences, Inc.*	1,940	88,173
Akorn, Inc.*	2,835	80,755
ACADIA Pharmaceuticals, Inc.*	2,390	77,579
Catalent, Inc.*	3,360	77,246
Prestige Brands Holdings, Inc.*	1,390	77,006
Horizon Pharma plc*	4,280	70,492
Owens & Minor, Inc.	1,850	69,153
Impax Laboratories, Inc.*	2,120	61,098
Radius Health, Inc.*	1,520	55,860
Agios Pharmaceuticals, Inc.*	1,240	51,950
Depomed, Inc.*	2,470	48,461
Pacira Pharmaceuticals, Inc.*	1,420	47,897
Sarepta Therapeutics, Inc.*	2,420	46,149
Relypsa, Inc.*	2,210	40,885
Total Pharmaceuticals		8,413,758

Healthcare-Products - 23.8%
Abbott Laboratories	8,825	346,910
Thermo Fisher Scientific, Inc.	2,324	343,394
Medtronic plc	3,865	335,366
Stryker Corp.	2,534	303,649
Becton Dickinson and Co.	1,583	268,461
Boston Scientific Corp.*	10,844	253,424
Intuitive Surgical, Inc.*	369	244,060
Baxter International, Inc.	4,947	223,703
Zimmer Biomet Holdings, Inc.	1,840	221,499
St. Jude Medical, Inc.	2,697	210,366
Edwards Lifesciences Corp.*	2,078	207,239
CR Bard, Inc.	873	205,295
Henry Schein, Inc.*	1,052	185,994
DENTSPLY SIRONA, Inc.	2,724	168,997
STERIS plc	2,380	163,625
LivaNova plc*	2,900	145,667
Cooper Companies, Inc.	825	141,545
Hologic, Inc.*	4,046	139,992
Teleflex, Inc.	777	137,770
ResMed, Inc.	2,178	137,715
IDEXX Laboratories, Inc.*	1,410	130,933
Varian Medical Systems, Inc.*	1,531	125,894
Align Technology, Inc.*	1,403	113,012
ABIOMED, Inc.*	1,000	109,290
West Pharmaceutical Services, Inc.	1,393	105,701
Bio-Techne Corp.	880	99,238
Patterson Companies, Inc.	2,060	98,653
Alere, Inc.*	2,000	83,360
Bruker Corp.	3,650	83,001
Hill-Rom Holdings, Inc.	1,540	77,693
NuVasive, Inc.*	1,300	77,636
Cepheid*	2,150	66,113
Total Healthcare-Products		5,555,195

Biotechnology - 18.3%
Amgen, Inc.	3,116	474,099
Gilead Sciences, Inc.	5,613	468,236
Celgene Corp.*	3,921	386,728
Biogen, Inc.*	1,339	323,797
Regeneron Pharmaceuticals, Inc.*	811	283,226
Alexion Pharmaceuticals, Inc.*	1,902	222,078
Illumina, Inc.*	1,479	207,622
Vertex Pharmaceuticals, Inc.*	2,321	199,652
Incyte Corp.*	2,150	171,957
BioMarin Pharmaceutical, Inc.*	1,980	154,044
Medivation, Inc.*	2,338	140,981
Seattle Genetics, Inc.*	2,670	107,895
United Therapeutics Corp.*	1,000	105,920
Alnylam Pharmaceuticals, Inc.*	1,747	96,941
Charles River Laboratories International, Inc.*	1,160	95,630
Intercept Pharmaceuticals, Inc.*	642	91,601
Juno Therapeutics, Inc.*	2,160	83,030
Ligand Pharmaceuticals, Inc. — Class B*	640	76,333
Intrexon Corp.*	3,020	74,322
Kite Pharma, Inc.*	1,350	67,500
Medicines Co.*	1,990	66,924
Myriad Genetics, Inc.*	2,130	65,178
Novavax, Inc.*	8,619	62,660
Bluebird Bio, Inc.*	1,340	58,009
Ultragenyx Pharmaceutical, Inc.*	1,110	54,290
ARIAD Pharmaceuticals, Inc.*	6,868	50,755

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
HEALTH CARE FUND

	Shares	Value

Acorda Therapeutics, Inc.*	1,900	$48,460
AMAG Pharmaceuticals, Inc.*	1,600	38,272
Total Biotechnology		4,276,140

Healthcare-Services - 15.3%
UnitedHealth Group, Inc.	3,666	517,640
Aetna, Inc.	2,379	290,548
Anthem, Inc.	1,969	258,608
Cigna Corp.	1,971	252,268
HCA Holdings, Inc.*	3,165	243,736
Humana, Inc.	1,247	224,310
DaVita HealthCare Partners, Inc.*	2,314	178,918
Laboratory Corporation of America Holdings*	1,264	164,661
Universal Health Services, Inc. — Class B	1,206	161,724
Centene Corp.*	2,258	161,153
Quest Diagnostics, Inc.	1,894	154,191
MEDNAX, Inc.*	1,620	117,337
WellCare Health Plans, Inc.*	980	105,134
Envision Healthcare Holdings, Inc.*	3,890	98,689
Acadia Healthcare Company, Inc.*	1,730	95,842
Amsurg Corp. — Class A*	1,170	90,722
HealthSouth Corp.	2,090	81,134
Tenet Healthcare Corp.*	2,704	74,739
Brookdale Senior Living, Inc. — Class A*	4,800	74,112
LifePoint Health, Inc.*	1,123	73,411
Molina Healthcare, Inc.*	1,470	73,353
Community Health Systems, Inc.*	4,180	50,369
Kindred Healthcare, Inc.	3,900	44,031
Total Healthcare-Services		3,586,630

Software - 3.0%
Cerner Corp.*	3,536	207,210
IMS Health Holdings, Inc.*	5,130	130,097
athenahealth, Inc.*	840	115,928
Veeva Systems, Inc. — Class A*	2,800	95,536
Medidata Solutions, Inc.*	1,610	75,461
Allscripts Healthcare Solutions, Inc.*	5,430	68,961
Total Software		693,193

Electronics - 2.5%
Agilent Technologies, Inc.	3,752	166,439
Waters Corp.*	1,183	166,388
Mettler-Toledo International, Inc.*	414	151,077
PerkinElmer, Inc.	2,030	106,413
Total Electronics		590,317

Commercial Services - 0.7%
PAREXEL International Corp.*	1,347	84,699
Team Health Holdings, Inc.*	1,840	74,833
Total Commercial Services		159,532

Total Common Stocks
(Cost $13,358,016)		23,274,765

RIGHTS††† - 0.0%
Dyax Corp.
Expires 01/25/17*	3,790	—
Total Rights
(Cost $–)		—

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.2%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$55,603	55,603
Total Repurchase Agreement
(Cost $55,603)		55,603

Total Investments - 99.8%
(Cost $13,413,619)		$23,330,368
Other Assets & Liabilities, net - 0.2%		56,961
Total Net Assets - 100.0%		$23,387,329

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
HEALTH CARE FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$23,274,765	$—	$—	$23,274,765
Repurchase Agreement	—	55,603	—	55,603
Rights	—	—	—	—
Total	$23,274,765	$55,603	$—	$23,330,368

For the period ended June 30, 2016, there were no transfers between levels.

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $13,358,016)	$23,274,765
Repurchase agreements, at value (cost $55,603)	55,603
Total investments (cost $13,413,619)	23,330,368
Receivables:
Fund shares sold	329,527
Dividends	16,503
Total assets	23,676,398

Liabilities:
Payable for:
Securities purchased	207,426
Management fees	17,213
Fund shares redeemed	16,136
Transfer agent and administrative fees	5,063
Investor service fees	5,063
Portfolio accounting fees	2,025
Miscellaneous	36,143
Total liabilities	289,069
Commitments and contingent liabilities (Note 8)	—
Net assets	$23,387,329

Net assets consist of:
Paid in capital	$14,735,485
Accumulated net investment loss	(71,710)
Accumulated net realized loss on investments	(1,193,195)
Net unrealized appreciation on investments	9,916,749
Net assets	$23,387,329
Capital shares outstanding	414,268
Net asset value per share	$56.45

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends	$134,714
Interest	170
Total investment income	134,884

Expenses:
Management fees	106,248
Transfer agent and administrative fees	31,249
Investor service fees	31,249
Portfolio accounting fees	12,500
Professional fees	26,640
Custodian fees	1,547
Trustees’ fees*	1,297
Line of credit fees	118
Miscellaneous	(4,254)
Total expenses	206,594
Net investment loss	(71,710)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,374,519
Net realized gain	2,374,519
Net change in unrealized appreciation (depreciation) on:
Investments	(5,273,595)
Net change in unrealized appreciation (depreciation)	(5,273,595)
Net realized and unrealized loss	(2,899,076)
Net decrease in net assets resulting from operations	$(2,970,786)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(71,710)	$(240,448)
Net realized gain on investments	2,374,519	1,325,823
Net change in unrealized appreciation (depreciation) on investments	(5,273,595)	(1,848,128)
Net decrease in net assets resulting from operations	(2,970,786)	(762,753)

Distributions to shareholders from:
Net realized gains	—	(1,087,349)
Total distributions to shareholders	—	(1,087,349)

Capital share transactions:
Proceeds from sale of shares	12,366,924	84,260,159
Distributions reinvested	—	1,087,349
Cost of shares redeemed	(22,858,079)	(89,941,713)
Net decrease from capital share transactions	(10,491,155)	(4,594,205)
Net decrease in net assets	(13,461,941)	(6,444,307)

Net assets:
Beginning of period	36,849,270	43,293,577
End of period	$23,387,329	$36,849,270
Accumulated net investment loss at end of period	$(71,710)	$—

Capital share activity:
Shares sold	221,984	1,302,462
Shares issued from reinvestment of distributions	—	15,867
Shares redeemed	(417,112)	(1,444,991)
Net decrease in shares	(195,128)	(126,662)

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$60.47	$58.82	$48.91	$34.54	$29.49	$28.16
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.30)	(.31)	(.14)	.08	(.11)
Net gain (loss) on investments (realized and unrealized)	(3.86)	3.11	12.29	14.59	4.97	1.44
Total from investment operations	(4.02)	2.81	11.98	14.45	5.05	1.33
Less distributions from:
Net investment income	—	—	—	(.08)	—	—
Net realized gains	—	(1.16)	(2.07)	—	—	—
Total distributions	—	(1.16)	(2.07)	(.08)	—	—
Net asset value, end of period	$56.45	$60.47	$58.82	$48.91	$34.54	$29.49

Total Return[c]	(6.63%)	4.53%	24.62%	41.81%	17.16%	4.69%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,387	$36,849	$43,294	$30,105	$17,936	$15,901
Ratios to average net assets:
Net investment income (loss)	(0.57%)	(0.47%)	(0.57%)	(0.34%)	0.24%	(0.37%)
Total expenses	1.65%	1.59%	1.66%	1.63%	1.67%	1.70%
Portfolio turnover rate	58%	154%	176%	277%	350%	358%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

FUND PROFILE (Unaudited)	June 30, 2016

INTERNET FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 24, 2001

Ten Largest Holdings (% of Total Net Assets)
Alphabet, Inc. — Class A	6.3%
Amazon.com, Inc.	5.4%
Facebook, Inc. — Class A	5.3%
Cisco Systems, Inc.	3.5%
QUALCOMM, Inc.	2.6%
Alibaba Group Holding Ltd. ADR	2.3%
Time Warner, Inc.	2.2%
Priceline Group, Inc.	2.2%
salesforce.com, Inc.	2.1%
PayPal Holdings, Inc.	1.9%
Top Ten Total	33.8%

“Ten Largest Holdings” excludes any temporary cash investments.

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
INTERNET FUND

	Shares	Value

COMMON STOCKS† - 99.6%

Internet - 52.9%
Alphabet, Inc. — Class A*	446	$313,775
Amazon.com, Inc.*	371	265,496
Facebook, Inc. — Class A*	2,280	260,558
Alibaba Group Holding Ltd. ADR*	1,410	112,137
Priceline Group, Inc.*	88	109,859
Netflix, Inc.*	965	88,278
Yahoo!, Inc.*	2,276	85,487
Baidu, Inc. ADR*	466	76,960
eBay, Inc.*	3,174	74,303
LinkedIn Corp. — Class A*	381	72,104
JD.com, Inc. ADR*	3,132	66,492
Expedia, Inc.	546	58,040
Symantec Corp.	2,439	50,097
Twitter, Inc.*	2,926	49,479
Ctrip.com International Ltd. ADR*	1,102	45,402
TripAdvisor, Inc.*	696	44,753
VeriSign, Inc.*	511	44,181
F5 Networks, Inc.*	342	38,933
Zillow Group, Inc. — Class A*	1,047	38,373
Zillow Group, Inc. — Class C*	1,052	38,167
Vipshop Holdings Ltd. ADR*	3,331	37,207
Qihoo 360 Technology Company Ltd. ADR*	494	36,087
Liberty Ventures*	897	33,252
MercadoLibre, Inc.	235	33,057
58.com, Inc. ADR*	705	32,352
GoDaddy, Inc. — Class A*	1,019	31,783
SINA Corp.*	607	31,485
IAC/InterActiveCorp	552	31,078
Yandex N.V. — Class A*	1,364	29,803
Weibo Corp. ADR*	1,041	29,575
Bitauto Holdings Ltd. ADR*	1,048	28,254
SouFun Holdings Ltd. ADR*	5,319	26,755
Sohu.com, Inc.*	704	26,653
Wayfair, Inc. — Class A*	666	25,974
YY, Inc. ADR*	766	25,944
Pandora Media, Inc.*	2,014	25,074
GrubHub, Inc.*	770	23,924
Yelp, Inc. — Class A*	769	23,347
Autohome, Inc. ADR*	1,042	20,955
WebMD Health Corp. — Class A*	357	20,745
Groupon, Inc. — Class A*	5,902	19,182
Cogent Communications Holdings, Inc.	467	18,708
Shutterfly, Inc.*	392	18,271
Shutterstock, Inc.*	396	18,137
Stamps.com, Inc.*	202	17,659
comScore, Inc.*	606	14,471
Total Internet		2,612,606

Telecommunications - 14.2%
Cisco Systems, Inc.	6,028	172,943
Motorola Solutions, Inc.	730	48,158
Palo Alto Networks, Inc.*	382	46,848
Juniper Networks, Inc.	1,872	42,101
CommScope Holding Company, Inc.*	1,104	34,257
Nokia Oyj ADR	5,978	34,015
Telefonaktiebolaget LM Ericsson ADR	3,739	28,716
Arista Networks, Inc.*	442	28,456
ARRIS International plc*	1,308	27,416
ViaSat, Inc.*	382	27,275
Ubiquiti Networks, Inc.*	661	25,554
Ciena Corp.*	1,172	21,975
Polycom, Inc.*	1,939	21,814
Finisar Corp.*	1,110	19,436
InterDigital, Inc.	349	19,432
LogMeIn, Inc.*	291	18,458
NETGEAR, Inc.*	378	17,970
Infinera Corp.*	1,550	17,484
Viavi Solutions, Inc.*	2,614	17,331
Plantronics, Inc.	393	17,292
Gogo, Inc.*	1,517	12,728
Total Telecommunications		699,659

Software - 12.1%
salesforce.com, Inc.*	1,315	104,424
Intuit, Inc.	706	78,797
NetEase, Inc. ADR	269	51,976
Red Hat, Inc.*	700	50,820
Citrix Systems, Inc.*	624	49,976
Akamai Technologies, Inc.*	816	45,640
Check Point Software Technologies Ltd.*	481	38,326
NetSuite, Inc.*	467	33,998
Veeva Systems, Inc. — Class A*	911	31,083
j2 Global, Inc.	396	25,015
Demandware, Inc.*	325	24,343
Rackspace Hosting, Inc.*	1,098	22,904
Allscripts Healthcare Solutions, Inc.*	1,766	22,428
Cornerstone OnDemand, Inc.*	523	19,905
Total Software		599,635

Diversified Financial Services - 4.3%
Charles Schwab Corp.	3,102	78,512
TD Ameritrade Holding Corp.	1,936	55,128
E*TRADE Financial Corp.*	1,551	36,433
BGC Partners, Inc. — Class A	2,524	21,984
LendingClub Corp.*	5,020	21,586
Total Diversified Financial Services		213,643

Semiconductors - 4.0%
QUALCOMM, Inc.	2,388	127,925
Broadcom Ltd.	457	71,018
Total Semiconductors		198,943

Commercial Services - 3.9%
PayPal Holdings, Inc.*	2,603	95,036
CoStar Group, Inc.*	179	39,140

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
INTERNET FUND

	Shares	Value

Live Nation Entertainment, Inc.*	1,338	$31,443
Cimpress N.V.*	298	27,559
Total Commercial Services		193,178

Media - 2.2%
Time Warner, Inc.	1,498	110,163

Computers - 1.6%
Brocade Communications Systems, Inc.	3,259	29,915
BlackBerry Ltd.*	3,995	26,806
NetScout Systems, Inc.*	922	20,515
Total Computers		77,236

REITs - 1.5%
Equinix, Inc.	195	75,607

Retail - 1.0%
Liberty Interactive Corporation QVC Group — Class A*	2,008	50,943

Leisure Time - 1.0%
Qunar Cayman Islands Ltd. ADR*	948	28,241
Liberty TripAdvisor Holdings, Inc. — Class A*	856	18,729
Total Leisure Time		46,970

Aerospace & Defense - 0.9%
Harris Corp.	560	46,726

Total Common Stocks
(Cost $2,803,986)		4,925,309

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.9%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$42,155	42,155
Total Repurchase Agreement
(Cost $42,155)		42,155

Total Investments - 100.5%
(Cost $2,846,141)		$4,967,464
Other Assets & Liabilities, net - (0.5)%		(25,084)
Total Net Assets - 100.0%		$4,942,380

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$4,925,309	$—	$—	$4,925,309
Repurchase Agreement	—	42,155	—	42,155
Total	$4,925,309	$42,155	$—	$4,967,464

For the period ended June 30, 2016, there were no transfers between levels.

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $2,803,986)	$4,925,309
Repurchase agreements, at value (cost $42,155)	42,155
Total investments (cost $2,846,141)	4,967,464
Cash	318
Receivables:
Dividends	2,323
Interest	1
Total assets	4,970,106

Liabilities:
Payable for:
Fund shares redeemed	12,769
Management fees	3,708
Transfer agent and administrative fees	1,091
Investor service fees	1,091
Portfolio accounting fees	436
Miscellaneous	8,631
Total liabilities	27,726
Commitments and contingent liabilities (Note 8)	—
Net assets	$4,942,380

Net assets consist of:
Paid in capital	$2,940,517
Accumulated net investment loss	(102,463)
Accumulated net realized loss on investments	(16,997)
Net unrealized appreciation on investments	2,121,323
Net assets	$4,942,380
Capital shares outstanding	294,822
Net asset value per share	$16.76

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $2,079)	$38,528
Interest	51
Total investment income	38,579

Expenses:
Management fees	29,682
Transfer agent and administrative fees	8,730
Investor service fees	8,730
Portfolio accounting fees	3,492
Professional fees	5,976
Custodian fees	408
Trustees’ fees*	317
Line of credit fees	35
Miscellaneous	308
Total expenses	57,678
Net investment loss	(19,099)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	426,096
Net realized gain	426,096
Net change in unrealized appreciation (depreciation) on:
Investments	(1,490,623)
Net change in unrealized appreciation (depreciation)	(1,490,623)
Net realized and unrealized loss	(1,064,527)
Net decrease in net assets resulting from operations	$(1,083,626)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(19,099)	$(83,364)
Net realized gain on investments	426,096	198,790
Net change in unrealized appreciation (depreciation) on investments	(1,490,623)	305,653
Net increase (decrease) in net assets resulting from operations	(1,083,626)	421,079

Distributions to shareholders from:
Net realized gains	—	(1,309,072)
Total distributions to shareholders	—	(1,309,072)

Capital share transactions:
Proceeds from sale of shares	11,009,225	38,076,725
Distributions reinvested	—	1,309,072
Cost of shares redeemed	(18,018,840)	(32,086,646)
Net increase (decrease) from capital share transactions	(7,009,615)	7,299,151
Net increase (decrease) in net assets	(8,093,241)	6,411,158

Net assets:
Beginning of period	13,035,621	6,624,463
End of period	$4,942,380	$13,035,621
Accumulated net investment loss at end of period	$(102,463)	$(17,919)

Capital share activity:
Shares sold	671,382	2,010,814
Shares issued from reinvestment of distributions	—	74,549
Shares redeemed	(1,115,115)	(1,681,745)
Net increase (decrease) in shares	(443,733)	403,618

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INTERNET FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$17.65	$19.78	$21.50	$14.49	$17.37	$19.71
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.19)	(.23)	(.19)	(.22)	(.27)
Net gain (loss) on investments (realized and unrealized)	(.85)	1.82	.65	7.59	3.14	(2.07)
Total from investment operations	(.89)	1.63	.42	7.40	2.92	(2.34)
Less distributions from:
Net realized gains	—	(3.76)	(2.14)	(.39)	(5.80)	—
Total distributions	—	(3.76)	(2.14)	(.39)	(5.80)	—
Net asset value, end of period	$16.76	$17.65	$19.78	$21.50	$14.49	$17.37

Total Return[c]	(5.04%)	8.36%	1.96%	51.23%	19.33%	(11.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,942	$13,036	$6,624	$15,617	$6,270	$4,998
Ratios to average net assets:
Net investment income (loss)	(0.55%)	(1.03%)	(1.06%)	(1.07%)	(1.18%)	(1.38%)
Total expenses	1.65%	1.61%	1.66%	1.63%	1.67%	1.71%
Portfolio turnover rate	122%	363%	283%	311%	274%	321%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

FUND PROFILE (Unaudited)	June 30, 2016

LEISURE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 22, 2001

Ten Largest Holdings (% of Total Net Assets)
Comcast Corp. — Class A	3.9%
Philip Morris International, Inc.	3.9%
Walt Disney Co.	3.8%
Altria Group, Inc.	3.6%
McDonald’s Corp.	3.1%
Starbucks Corp.	2.8%
Reynolds American, Inc.	2.8%
Charter Communications, Inc. — Class A	2.4%
Time Warner, Inc.	2.3%
Twenty-First Century Fox, Inc. — Class A	2.1%
Top Ten Total	30.7%

“Ten Largest Holdings” excludes any temporary cash investments.

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
LEISURE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Media - 31.1%
Comcast Corp. — Class A	4,300	$280,318
Walt Disney Co.	2,813	275,167
Charter Communications, Inc. — Class A*	763	174,452
Time Warner, Inc.	2,283	167,892
Twenty-First Century Fox, Inc. — Class A	5,606	151,642
Thomson Reuters Corp.	2,990	120,856
CBS Corp. — Class B	2,005	109,153
DISH Network Corp. — Class A*	2,042	107,001
Discovery Communications, Inc. — Class A*	3,460	87,296
Viacom, Inc. — Class B	2,039	84,557
Liberty SiriusXM Group — Class A*	2,263	70,968
Scripps Networks Interactive, Inc. — Class A	974	60,651
News Corp. — Class A	5,028	57,068
Liberty Global plc*	1,956	56,039
Grupo Televisa SAB ADR	2,055	53,512
TEGNA, Inc.	2,155	49,932
AMC Networks, Inc. — Class A*	770	46,523
Tribune Media Co. — Class A	1,080	42,314
Starz — Class A*	1,382	41,349
Sinclair Broadcast Group, Inc. — Class A	1,220	36,429
Meredith Corp.	650	33,742
Media General, Inc.*	1,870	32,145
Gannett Company, Inc.	2,184	30,161
Time, Inc.	1,720	28,311
Nexstar Broadcasting Group, Inc. — Class A	550	26,169
Liberty Global plc LiLAC — Class C*	242	7,848
Total Media		2,231,495

Retail - 18.0%
McDonald’s Corp.	1,856	223,352
Starbucks Corp.	3,553	202,948
Yum! Brands, Inc.	1,540	127,698
Chipotle Mexican Grill, Inc. — Class A*	190	76,525
Darden Restaurants, Inc.	951	60,237
Domino’s Pizza, Inc.	435	57,150
Panera Bread Co. — Class A*	234	49,594
Restaurant Brands International, Inc.	1,137	47,299
Cracker Barrel Old Country Store, Inc.	256	43,896
Dunkin’ Brands Group, Inc.	970	42,311
Texas Roadhouse, Inc. — Class A	859	39,170
Jack in the Box, Inc.	437	37,547
Buffalo Wild Wings, Inc.*	256	35,571
Brinker International, Inc.	780	35,513
Wendy’s Co.	3,668	35,286
Papa John’s International, Inc.	515	35,020
Cheesecake Factory, Inc.	682	32,831
Bloomin’ Brands, Inc.	1,730	30,915
DineEquity, Inc.	330	27,977
Shake Shack, Inc. — Class A*	670	24,408
Sonic Corp.	854	23,101
Total Retail		1,288,349

Lodging - 11.1%
Las Vegas Sands Corp.	2,855	124,164
Hilton Worldwide Holdings, Inc.	4,623	104,156
Marriott International, Inc. — Class A	1,373	91,250
Starwood Hotels & Resorts Worldwide, Inc.	1,056	78,091
MGM Resorts International*	3,375	76,376
Wynn Resorts Ltd.	693	62,814
Wyndham Worldwide Corp.	872	62,113
Hyatt Hotels Corp. — Class A*	1,160	57,002
Melco Crown Entertainment Ltd. ADR	3,719	46,785
Interval Leisure Group, Inc.	2,032	32,309
Boyd Gaming Corp.*	1,727	31,777
La Quinta Holdings, Inc.*	2,315	26,391
Total Lodging		793,228

Agriculture - 10.8%
Philip Morris International, Inc.	2,743	279,019
Altria Group, Inc.	3,764	259,565
Reynolds American, Inc.	3,710	200,080
Vector Group Ltd.	1,620	36,320
Total Agriculture		774,984

Beverages - 7.4%
Constellation Brands, Inc. — Class A	776	128,351
Molson Coors Brewing Co. — Class B	1,017	102,850
Brown-Forman Corp. — Class B	1,015	101,256
Anheuser-Busch InBev S.A. ADR	668	87,962
Ambev S.A. ADR	10,965	64,803
Diageo plc ADR	448	50,570
Total Beverages		535,792

Entertainment - 6.5%
Gaming and Leisure Properties, Inc.	1,669	57,547
Six Flags Entertainment Corp.	899	52,097
Vail Resorts, Inc.	360	49,763
Cinemark Holdings, Inc.	1,273	46,413
Madison Square Garden Co. — Class A*	265	45,715
Regal Entertainment Group — Class A	1,896	41,788
DreamWorks Animation SKG, Inc. — Class A*	1,016	41,524
Lions Gate Entertainment Corp.	1,831	37,041
Marriott Vacations Worldwide Corp.	470	32,190
SeaWorld Entertainment, Inc.	1,670	23,931
Penn National Gaming, Inc.*	1,633	22,780
Pinnacle Entertainment, Inc.*	1,624	17,994
Total Entertainment		468,783

Leisure Time - 6.4%
Carnival Corp.	2,753	121,682
Royal Caribbean Cruises Ltd.	1,184	79,506
Norwegian Cruise Line Holdings Ltd.*	1,611	64,182
Harley-Davidson, Inc.	1,389	62,922

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
LEISURE FUND

	Shares	Value

Polaris Industries, Inc.	624	$51,018
Brunswick Corp.	975	44,187
Vista Outdoor, Inc.*	788	37,611
Total Leisure Time		461,108

Software - 3.7%
Activision Blizzard, Inc.	2,978	118,018
Electronic Arts, Inc.*	1,380	104,549
Take-Two Interactive Software, Inc.*	1,057	40,081
Total Software		262,648

Toys, Games & Hobbies - 2.0%
Mattel, Inc.	2,254	70,527
Hasbro, Inc.	833	69,964
Total Toys, Games & Hobbies		140,491

Commercial Services - 1.5%
Aramark	1,876	62,696
Live Nation Entertainment, Inc.*	2,040	47,940
Total Commercial Services		110,636

Electronics - 0.6%
IMAX Corp.*	1,472	43,395

Miscellaneous Manufacturing - 0.4%
Smith & Wesson Holding Corp.*	1,151	31,284

Total Common Stocks
(Cost $5,556,118)		7,142,193

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.8%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$53,962	53,962
Total Repurchase Agreement
(Cost $53,962)		53,962

Total Investments - 100.3%
(Cost $5,610,080)		$7,196,155
Other Assets & Liabilities, net - (0.3)%		(21,554)
Total Net Assets - 100.0%		$7,174,601

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,142,193	$—	$—	$7,142,193
Repurchase Agreement	—	53,962	—	53,962
Total	$7,142,193	$53,962	$—	$7,196,155

For the period ended June 30, 2016, there were no transfers between levels.

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $5,556,118)	$7,142,193
Repurchase agreements, at value (cost $53,962)	53,962
Total investments (cost $5,610,080)	7,196,155
Receivables:
Dividends	10,053
Foreign taxes reclaim	1,164
Fund shares sold	391
Total assets	7,207,763

Liabilities:
Payable for:
Fund shares redeemed	12,761
Management fees	5,571
Transfer agent and administrative fees	1,638
Investor service fees	1,638
Portfolio accounting fees	656
Miscellaneous	10,898
Total liabilities	33,162
Commitments and contingent liabilities (Note 8)	—
Net assets	$7,174,601

Net assets consist of:
Paid in capital	$5,693,469
Undistributed net investment income	50,055
Accumulated net realized loss on investments	(154,998)
Net unrealized appreciation on investments	1,586,075
Net assets	$7,174,601
Capital shares outstanding	90,940
Net asset value per share	$78.89

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $448)	$78,880
Interest	63
Total investment income	78,943

Expenses:
Management fees	35,665
Transfer agent and administrative fees	10,490
Investor service fees	10,490
Portfolio accounting fees	4,196
Professional fees	7,159
Custodian fees	574
Trustees’ fees*	385
Line of credit fees	70
Miscellaneous	441
Total expenses	69,470
Net investment income	9,473

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,463,119
Net realized gain	1,463,119
Net change in unrealized appreciation (depreciation) on:
Investments	(1,822,500)
Net change in unrealized appreciation (depreciation)	(1,822,500)
Net realized and unrealized loss	(359,381)
Net decrease in net assets resulting from operations	$(349,908)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,473	$39,714
Net realized gain (loss) on investments	1,463,119	(646,947)
Net change in unrealized appreciation (depreciation) on investments	(1,822,500)	309,451
Net decrease in net assets resulting from operations	(349,908)	(297,782)

Distributions to shareholders from:
Net investment income	—	(10,405)
Net realized gains	—	(1,768,958)
Total distributions to shareholders	—	(1,779,363)

Capital share transactions:
Proceeds from sale of shares	24,886,474	43,041,816
Distributions reinvested	—	1,779,363
Cost of shares redeemed	(31,126,076)	(37,129,754)
Net increase (decrease) from capital share transactions	(6,239,602)	7,691,425
Net increase (decrease) in net assets	(6,589,510)	5,614,280

Net assets:
Beginning of period	13,764,111	8,149,831
End of period	$7,174,601	$13,764,111
Undistributed net investment income at end of period	$50,055	$40,582

Capital share activity:
Shares sold	320,064	507,739
Shares issued from reinvestment of distributions	—	21,650
Shares redeemed	(409,182)	(442,143)
Net increase (decrease) in shares	(89,118)	87,246

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LEISURE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$76.44	$87.81	$95.41	$67.43	$55.58	$54.25
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.28	.12	.11	.53	(.11)
Net gain (loss) on investments (realized and unrealized)	2.36	.87	6.53	28.45	11.32	1.44
Total from investment operations	2.45	1.15	6.65	28.56	11.85	1.33
Less distributions from:
Net investment income	—	(.07)	(.22)	(.58)	—	—
Net realized gains	—	(12.45)	(14.03)	—	—	—
Total distributions	—	(12.52)	(14.25)	(.58)	—	—
Net asset value, end of period	$78.89	$76.44	$87.81	$95.41	$67.43	$55.58

Total Return[c]	3.22%	0.30%	7.49%	42.41%	21.32%	2.45%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,175	$13,764	$8,150	$11,866	$9,053	$5,780
Ratios to average net assets:
Net investment income (loss)	0.23%	0.34%	0.13%	0.14%	0.85%	(0.20%)
Total expenses	1.66%	1.60%	1.66%	1.64%	1.67%	1.71%
Portfolio turnover rate	304%	288%	339%	219%	214%	227%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

FUND PROFILE (Unaudited)	June 30, 2016

PRECIOUS METALS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services (“Precious Metals Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 29, 1997

Ten Largest Holdings (% of Total Net Assets)
Barrick Gold Corp.	7.0%
Newmont Mining Corp.	6.4%
Goldcorp, Inc.	5.5%
Franco-Nevada Corp.	4.9%
Freeport-McMoRan, Inc.	4.7%
Agnico Eagle Mines Ltd.	4.7%
Randgold Resources Ltd. ADR	4.7%
Silver Wheaton Corp.	4.6%
VanEck Vectors Junior Gold Miners ETF	4.4%
AngloGold Ashanti Ltd. ADR	4.1%
Top Ten Total	51.0%

“Ten Largest Holdings” excludes any temporary cash investments.

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
PRECIOUS METALS FUND

	Shares	Value

COMMON STOCKS† - 95.1%

Mining - 95.1%
Barrick Gold Corp.	151,403	$3,232,453
Newmont Mining Corp.	75,066	2,936,582
Goldcorp, Inc.	131,948	2,524,165
Franco-Nevada Corp.	29,432	2,238,598
Freeport-McMoRan, Inc.	194,559	2,167,387
Agnico Eagle Mines Ltd.	40,349	2,158,672
Randgold Resources Ltd. ADR	19,090	2,138,844
Silver Wheaton Corp.	89,417	2,103,983
AngloGold Ashanti Ltd. ADR*	104,917	1,894,801
Tahoe Resources, Inc.	95,343	1,427,285
Royal Gold, Inc.	18,705	1,347,134
Kinross Gold Corp.*	269,887	1,319,747
Pan American Silver Corp.	74,094	1,218,846
Yamana Gold, Inc.	234,232	1,218,006
Gold Fields Ltd. ADR	246,391	1,207,316
Cia de Minas Buenaventura S.A.A. ADR*	96,530	1,153,534
Sibanye Gold Ltd. ADR	82,869	1,128,676
Eldorado Gold Corp.	228,549	1,028,471
Alamos Gold, Inc. — Class A	109,432	941,115
First Majestic Silver Corp.*	67,133	911,666
Pretium Resources, Inc.*	79,918	895,082
B2Gold Corp.*	338,980	850,840
Coeur Mining, Inc.*	79,618	848,728
New Gold, Inc.*	192,347	842,480
Novagold Resources, Inc.*	135,862	831,475
Hecla Mining Co.	162,942	831,004
Silver Standard Resources, Inc.*	60,860	790,571
Stillwater Mining Co.*	64,767	768,137
IAMGOLD Corp.*	177,167	733,471
Harmony Gold Mining Company Ltd. ADR*	186,600	673,626
Seabridge Gold, Inc.*	39,628	581,739
Sandstorm Gold Ltd.*	97,227	433,632
Primero Mining Corp.*	158,917	330,547
Total Mining		43,708,613

Total Common Stocks
(Cost $24,792,959)		43,708,613

EXCHANGE-TRADED FUNDS† - 4.4%
VanEck Vectors Junior Gold Miners ETF	47,381	2,019,378
Total Exchange-Traded Funds
(Cost $1,166,223)		2,019,378

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$243,857	243,857
Total Repurchase Agreement
(Cost $243,857)		243,857

Total Investments - 100.0%
(Cost $26,203,039)		$45,971,848
Other Assets & Liabilities, net - 0.0%		(3,864)
Total Net Assets - 100.0%		$45,967,984

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$43,708,613	$—	$—	$43,708,613
Exchange-Traded Funds	2,019,378	—	—	2,019,378
Repurchase Agreement	—	243,857	—	243,857
Total	$45,727,991	$243,857	$—	$45,971,848

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $25,959,182)	$45,727,991
Repurchase agreements, at value (cost $243,857)	243,857
Total investments (cost $26,203,039)	45,971,848
Cash	6,338
Receivables:
Fund shares sold	182,188
Dividends	5,490
Interest	2
Total assets	46,165,866

Liabilities:
Payable for:
Fund shares redeemed	129,020
Management fees	21,847
Transfer agent and administrative fees	7,282
Investor service fees	7,282
Portfolio accounting fees	2,913
Miscellaneous	29,538
Total liabilities	197,882
Commitments and contingent liabilities (Note 8)	—
Net assets	$45,967,984

Net assets consist of:
Paid in capital	$49,922,866
Accumulated net investment loss	(906,131)
Accumulated net realized loss on investments	(22,817,560)
Net unrealized appreciation on investments	19,768,809
Net assets	$45,967,984
Capital shares outstanding	1,209,091
Net asset value per share	$38.02

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $6,910)	$79,805
Interest	200
Total investment income	80,005

Expenses:
Management fees	98,339
Transfer agent and administrative fees	32,779
Investor service fees	32,779
Portfolio accounting fees	13,113
Professional fees	13,737
Custodian fees	1,536
Trustees’ fees*	697
Line of credit fees	43
Miscellaneous	10,799
Total expenses	203,822
Net investment loss	(123,817)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	762,320
Net realized gain	762,320
Net change in unrealized appreciation (depreciation) on:
Investments	17,998,569
Net change in unrealized appreciation (depreciation)	17,998,569
Net realized and unrealized gain	18,760,889
Net increase in net assets resulting from operations	$18,637,072

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PRECIOUS METALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(123,817)	$(91,601)
Net realized gain (loss) on investments	762,320	(5,623,641)
Net change in unrealized appreciation (depreciation) on investments	17,998,569	(637,127)
Net increase (decrease) in net assets resulting from operations	18,637,072	(6,352,369)

Distributions to shareholders from:
Net investment income	—	(1,009,261)
Total distributions to shareholders	—	(1,009,261)

Capital share transactions:
Proceeds from sale of shares	44,753,262	45,006,482
Distributions reinvested	—	1,009,261
Cost of shares redeemed	(33,623,339)	(40,765,886)
Net increase from capital share transactions	11,129,923	5,249,857
Net increase (decrease) in net assets	29,766,995	(2,111,773)

Net assets:
Beginning of period	16,200,989	18,312,762
End of period	$45,967,984	$16,200,989
Accumulated net investment loss at end of period	$(1,159,814)	$(782,314)

Capital share activity:
Shares sold	1,532,397	2,058,142
Shares issued from reinvestment of distributions	—	46,790
Shares redeemed	(1,225,973)	(1,865,796)
Net increase in shares	306,424	239,136

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

PRECIOUS METALS FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014[e]	Year Ended December 31, 2013 [e]	Year Ended December 31, 2012 [e]	Year Ended December 31, 2011 [e]
Per Share Data
Net asset value, beginning of period	$17.95	$27.60	$33.43	$62.84	$72.16	$95.19
Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.12)	(.11)	.25	.10	(.45)
Net gain (loss) on investments (realized and unrealized)	20.20	(8.01)	(5.67)	(29.21)	(2.97)	(22.53)
Total from investment operations	20.07	(8.13)	(5.78)	(28.96)	(2.87)	(22.98)
Less distributions from:
Net investment income	—	(1.52)	(.05)	(.45)	—	(.05)
Net realized gains	—	—	—	—	(6.45)	—
Total distributions	—	(1.52)	(.05)	(.45)	(6.45)	(.05)
Net asset value, end of period	$38.02	$17.95	$27.60	$33.43	$62.84	$72.16

Total Return[c]	111.81%	(30.37%)	(17.34%)	(46.10%)	(4.10%)	(24.16%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45,968	$16,201	$18,313	$22,538	$50,201	$56,982
Ratios to average net assets:
Net investment income (loss)	(0.94%)	(0.50%)	(0.32%)	0.54%	0.14%	(0.52%)
Total expenses[d]	1.55%	1.50%	1.56%	1.54%	1.57%	1.60%
Portfolio turnover rate	107%	203%	168%	193%	140%	199%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: October 1, 2001

Ten Largest Holdings (% of Total Net Assets)
Simon Property Group, Inc.	2.3%
American Tower Corp. — Class A	2.0%
Public Storage	1.7%
Crown Castle International Corp.	1.7%
Welltower, Inc.	1.4%
General Growth Properties, Inc.	1.4%
Ventas, Inc.	1.4%
Equity Residential	1.4%
Prologis, Inc.	1.4%
Weyerhaeuser Co.	1.3%
Top Ten Total	16.0%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 99.1%

REITs - 93.5%
REITs-DIVERSIFIED - 21.3%
American Tower Corp. — Class A	3,566	$405,132
Crown Castle International Corp.	3,367	341,514
Weyerhaeuser Co.	9,303	276,950
Equinix, Inc.	701	271,799
Vornado Realty Trust	2,466	246,896
Digital Realty Trust, Inc.	2,234	243,484
Duke Realty Corp.	6,485	172,890
WP Carey, Inc.	2,217	153,904
Lamar Advertising Co. — Class A	2,214	146,788
Liberty Property Trust	3,499	138,980
Forest City Realty Trust, Inc. — Class A	6,138	136,939
Communications Sales & Leasing, Inc.	4,288	123,923
EPR Properties	1,529	123,360
STORE Capital Corp.	4,157	122,424
Corrections Corporation of America	3,335	116,792
Retail Properties of America, Inc. — Class A	6,827	115,376
DuPont Fabros Technology, Inc.	2,234	106,204
Outfront Media, Inc.	4,333	104,729
Rayonier, Inc.	3,965	104,042
New Residential Investment Corp. REIT	7,442	102,997
GEO Group, Inc.	2,704	92,423
PS Business Parks, Inc.	845	89,638
Washington Real Estate Investment Trust	2,807	88,308
CoreSite Realty Corp.	995	88,247
Lexington Realty Trust	8,711	88,068
Cousins Properties, Inc.	8,153	84,791
NorthStar Realty Finance Corp.	7,059	80,684
American Assets Trust, Inc.	1,881	79,830
STAG Industrial, Inc.	3,120	74,287
Potlatch Corp.	2,020	68,882
Total REITs-Diversified		4,390,281

REITs-Office Property - 11.6%
Boston Properties, Inc.	1,977	260,765
SL Green Realty Corp.	1,709	181,957
VEREIT, Inc.	17,122	173,617
Alexandria Real Estate Equities, Inc.	1,434	148,448
Kilroy Realty Corp.	2,162	143,319
Douglas Emmett, Inc.	3,740	132,845
Highwoods Properties, Inc.	2,509	132,475
Gramercy Property Trust	12,167	112,180
Equity Commonwealth*	3,720	108,364
Paramount Group, Inc.	6,554	104,471
Piedmont Office Realty Trust, Inc. — Class A	4,732	101,927
Brandywine Realty Trust	5,984	100,531
Corporate Office Properties Trust	3,330	98,468
Hudson Pacific Properties, Inc.	3,282	95,769
Columbia Property Trust, Inc.	4,337	92,812
Mack-Cali Realty Corp.	3,245	87,615
Empire State Realty Trust, Inc. — Class A	4,531	86,044
Parkway Properties, Inc.	4,696	78,564
Government Properties Income Trust	3,289	75,844
New York REIT, Inc.	7,472	69,116
Total REITs-Office Property		2,385,131

REITs-Apartments - 9.9%
Equity Residential	4,123	283,991
AvalonBay Communities, Inc.	1,471	265,354
Essex Property Trust, Inc.	895	204,141
UDR, Inc.	4,879	180,133
American Campus Communities, Inc.	2,894	153,006
Apartment Investment & Management Co. — Class A	3,436	151,734
Mid-America Apartment Communities, Inc.	1,407	149,705
Camden Property Trust	1,679	148,457
American Homes 4 Rent — Class A	6,485	132,813
Education Realty Trust, Inc.	2,173	100,262
Colony Starwood Homes	3,229	98,226
Post Properties, Inc.	1,578	96,337
Monogram Residential Trust, Inc.	7,190	73,410
Total REITs-Apartments		2,037,569

REITs-Health Care - 9.2%
Welltower, Inc.	3,893	296,531
Ventas, Inc.	3,915	285,090
HCP, Inc.	6,482	229,333
Omega Healthcare Investors, Inc.	4,280	145,306
Senior Housing Properties Trust	6,168	128,479
Healthcare Trust of America, Inc. — Class A	3,712	120,046
Medical Properties Trust, Inc.	7,211	109,679
Healthcare Realty Trust, Inc.	3,131	109,554
Physicians Realty Trust	4,580	96,226
National Health Investors, Inc.	1,220	91,610
Care Capital Properties, Inc.	3,263	85,523
LTC Properties, Inc.	1,436	74,284
Sabra Health Care REIT, Inc.	3,165	65,310
New Senior Investment Group, Inc.	4,990	53,293
Total REITs-Health Care		1,890,264

REITs-SHOPPING CENTERS - 7.9%
Kimco Realty Corp.	6,714	210,686
Federal Realty Investment Trust	1,098	181,775
Regency Centers Corp.	1,973	165,199
Brixmor Property Group, Inc.	6,046	159,977
DDR Corp.	8,107	147,061
Weingarten Realty Investors	3,211	131,073
Equity One, Inc.	3,878	124,794
Urban Edge Properties	3,349	100,001
Acadia Realty Trust	2,577	91,535
Kite Realty Group Trust	3,115	87,313
Retail Opportunity Investments Corp.	3,946	85,510
Ramco-Gershenson Properties Trust	3,736	73,263

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
REAL ESTATE FUND

	Shares	Value

Seritage Growth Properties	1,310	$65,290
Total REITs-Shopping Centers		1,623,477

REITs-MORTGAGE - 6.9%
Annaly Capital Management, Inc.	16,573	183,463
American Capital Agency Corp.	7,381	146,291
Starwood Property Trust, Inc.	6,016	124,652
Chimera Investment Corp.	6,226	97,748
Two Harbors Investment Corp.	11,278	96,540
MFA Financial, Inc.	12,830	93,274
Blackstone Mortgage Trust, Inc. — Class A	3,301	91,339
Colony Capital, Inc. — Class A	4,600	70,610
Hatteras Financial Corp.	4,303	70,569
Invesco Mortgage Capital, Inc. REIT	4,983	68,217
CYS Investments, Inc.	7,554	63,227
PennyMac Mortgage Investment Trust	3,676	59,661
Redwood Trust, Inc.	4,283	59,148
Apollo Commercial Real Estate Finance, Inc.	3,580	57,531
Capstead Mortgage Corp.	5,539	53,728
ARMOUR Residential REIT, Inc.	2,440	48,800
iStar, Inc.*	5,062	48,545
Total REITs-Mortgage		1,433,343

REITs-REGIONAL MALLS - 6.9%
Simon Property Group, Inc.	2,159	468,287
General Growth Properties, Inc.	9,882	294,681
Macerich Co.	2,416	206,302
Tanger Factory Outlet Centers, Inc.	2,839	114,071
Taubman Centers, Inc.	1,528	113,378
WP GLIMCHER, Inc.	7,474	83,634
CBL & Associates Properties, Inc.	7,571	70,486
Pennsylvania Real Estate Investment Trust	3,259	69,906
Total REITs-Regional Malls		1,420,745

REITs-HOTELS - 6.4%
Host Hotels & Resorts, Inc.	11,949	193,693
MGM Growth Properties LLC — Class A	5,030	134,200
Hospitality Properties Trust	4,211	121,277
Apple Hospitality REIT, Inc.	5,510	103,643
Sunstone Hotel Investors, Inc.	7,662	92,480
LaSalle Hotel Properties	3,882	91,538
RLJ Lodging Trust	4,248	91,120
Ryman Hospitality Properties, Inc.	1,793	90,815
Xenia Hotels & Resorts, Inc.	4,627	77,641
Pebblebrook Hotel Trust	2,931	76,939
DiamondRock Hospitality Co.	8,101	73,152
Chesapeake Lodging Trust	2,849	66,239
Summit Hotel Properties, Inc.	4,658	61,672
Hersha Hospitality Trust	2,745	47,077
Total REITs-Hotels		1,321,486

REITs-Storage - 4.8%
Public Storage	1,392	355,782
Extra Space Storage, Inc.	2,128	196,925
Iron Mountain, Inc.	4,655	185,409
CubeSmart	4,307	133,000
Sovran Self Storage, Inc.	1,120	117,510
Total REITs-Storage		988,626

REITs-Warehouse/Industries - 4.2%
Prologis, Inc.	5,745	281,735
CyrusOne, Inc.	2,210	123,009
DCT Industrial Trust, Inc.	2,505	120,340
First Industrial Realty Trust, Inc.	3,701	102,962
QTS Realty Trust, Inc. — Class A	1,514	84,754
EastGroup Properties, Inc.	1,144	78,844
Rexford Industrial Realty, Inc.	3,166	66,771
Total REITs-Warehouse/Industries		858,415

REITs-Single Tenant - 3.1%
Realty Income Corp.	3,532	244,979
National Retail Properties, Inc.	3,091	159,867
Spirit Realty Capital, Inc.	11,156	142,462
Select Income REIT	3,348	87,015
Total REITs-Single Tenant		634,323

REITs-Manufactured Homes - 1.3%
Equity LifeStyle Properties, Inc.	1,890	151,295
Sun Communities, Inc.	1,549	118,715
Total REITs-Manufactured Homes		270,010

Total REITs		19,253,670

Real Estate - 4.4%
Real Estate Management/Services - 2.6%
CBRE Group, Inc. — Class A*	6,268	165,977
Realogy Holdings Corp.*	3,972	115,267
Jones Lang LaSalle, Inc.	1,069	104,174
Kennedy-Wilson Holdings, Inc.	4,333	82,154
Four Corners Property Trust, Inc.	3,072	63,252
Total Real Estate Management/Services		530,824

Real Estate Operations/Development - 1.8%
Brookfield Asset Management, Inc. — Class A	3,705	122,525
Howard Hughes Corp.*	982	112,262
Alexander & Baldwin, Inc.	2,064	74,593
St. Joe Co.*	3,735	66,184
Total Real Estate Operations/Development		375,564

Total Real Estate		906,388

Entertainment - 0.7%
Casino Services - 0.7%
Gaming and Leisure Properties, Inc.	4,284	147,712

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
REAL ESTATE FUND

	Shares	Value

Diversified Financial Services - 0.5%
Investment Management/Advisory Services - 0.5%
Altisource Portfolio Solutions S.A.*	3,930	$109,411

Commercial Services - 0.0%
Consulting Services - 0.0%
Brookfield Business Partners, LP*	71	1,350

Total Common Stocks
(Cost $14,465,126)		20,418,531

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.2%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$43,145	43,145
Total Repurchase Agreement
(Cost $43,145)		43,145

Total Investments - 99.3%
(Cost $14,508,271)		$20,461,676
Other Assets & Liabilities, net - 0.7%		144,418
Total Net Assets - 100.0%		$20,606,094

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$20,418,531	$—	$—	$20,418,531
Repurchase Agreement	—	43,145	—	43,145
Total	$20,418,531	$43,145	$—	$20,461,676

For the period ended June 30, 2016, there were no transfers between levels.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $14,465,126)	$20,418,531
Repurchase agreements, at value (cost $43,145)	43,145
Total investments (cost $14,508,271)	20,461,676
Cash	604
Receivables:
Fund shares sold	1,233,725
Dividends	97,169
Total assets	21,793,174

Liabilities:
Payable for:
Securities purchased	1,142,373
Management fees	13,656
Transfer agent and administrative fees	4,017
Investor service fees	4,017
Portfolio accounting fees	1,607
Fund shares redeemed	78
Miscellaneous	21,332
Total liabilities	1,187,080
Commitments and contingent liabilities (Note 8)	—
Net assets	$20,606,094

Net assets consist of:
Paid in capital	$22,583,626
Undistributed net investment income	431,741
Accumulated net realized loss on investments	(8,362,678)
Net unrealized appreciation on investments	5,953,405
Net assets	$20,606,094
Capital shares outstanding	532,510
Net asset value per share	$38.70

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $116)	$263,359
Interest	75
Total investment income	263,434

Expenses:
Management fees	69,450
Transfer agent and administrative fees	20,427
Investor service fees	20,427
Portfolio accounting fees	8,170
Professional fees	13,085
Custodian fees	956
Trustees’ fees*	652
Line of credit fees	39
Miscellaneous	1,875
Total expenses	135,081
Net investment income	128,353

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	836,197
Net realized gain	836,197
Net change in unrealized appreciation (depreciation) on:
Investments	773,961
Net change in unrealized appreciation (depreciation)	773,961
Net realized and unrealized gain	1,610,158
Net increase in net assets resulting from operations	$1,738,511

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$128,353	$300,673
Net realized gain on investments	836,197	1,932,503
Net change in unrealized appreciation (depreciation) on investments	773,961	(3,111,498)
Net increase (decrease) in net assets resulting from operations	1,738,511	(878,322)

Distributions to shareholders from:
Net investment income	—	(386,046)
Total distributions to shareholders	—	(386,046)

Capital share transactions:
Proceeds from sale of shares	31,860,960	55,939,548
Distributions reinvested	—	386,046
Cost of shares redeemed	(29,317,110)	(66,758,857)
Net increase (decrease) from capital share transactions	2,543,850	(10,433,263)
Net increase (decrease) in net assets	4,282,361	(11,697,631)

Net assets:
Beginning of period	16,323,733	28,021,364
End of period	$20,606,094	$16,323,733
Undistributed net investment income at end of period	$431,741	$303,388

Capital share activity:
Shares sold	895,669	1,559,954
Shares issued from reinvestment of distributions	—	11,059
Shares redeemed	(836,301)	(1,867,406)
Net increase (decrease) in shares	59,368	(296,393)

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$34.50	$36.41	$30.42	$30.15	$25.90	$26.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.53	.50	.57	.45	.35
Net gain (loss) on investments (realized and unrealized)	3.93	(1.44)	5.88	.62	4.28	.20
Total from investment operations	4.20	(.91)	6.38	1.19	4.73	.55
Less distributions from:
Net investment income	—	(1.00)	(.39)	(.92)	(.48)	(.85)
Total distributions	—	(1.00)	(.39)	(.92)	(.48)	(.85)
Net asset value, end of period	$38.70	$34.50	$36.41	$30.42	$30.15	$25.90

Total Return[c]	12.17%	(2.52%)	21.01%	3.94%	18.34%	2.26%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$20,606	$16,324	$28,021	$14,784	$21,575	$15,001
Ratios to average net assets:
Net investment income (loss)	1.57%	1.46%	1.48%	1.76%	1.54%	1.28%
Total expenses	1.65%	1.60%	1.66%	1.64%	1.67%	1.70%
Portfolio turnover rate	128%	259%	277%	416%	348%	351%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 85

FUND PROFILE (Unaudited)	June 30, 2016

RETAILING FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 23, 2001

Ten Largest Holdings (% of Total Net Assets)
Amazon.com, Inc.	6.3%
Wal-Mart Stores, Inc.	5.2%
Home Depot, Inc.	4.3%
CVS Health Corp.	3.3%
Walgreens Boots Alliance, Inc.	3.2%
Lowe’s Companies, Inc.	2.9%
Costco Wholesale Corp.	2.8%
Priceline Group, Inc.	2.6%
TJX Companies, Inc.	2.5%
Target Corp.	2.2%
Top Ten Total	35.3%

“Ten Largest Holdings” excludes any temporary cash investments.

86 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
RETAILING FUND

	Shares	Value

COMMON STOCKS† - 98.8%

Retail - 75.5%
Wal-Mart Stores, Inc.	5,246	$383,063
Home Depot, Inc.	2,501	319,353
CVS Health Corp.	2,533	242,510
Walgreens Boots Alliance, Inc.	2,875	239,401
Lowe’s Companies, Inc.	2,678	212,017
Costco Wholesale Corp.	1,330	208,863
TJX Companies, Inc.	2,349	181,413
Target Corp.	2,373	165,683
Dollar General Corp.	1,414	132,916
O’Reilly Automotive, Inc.*	489	132,568
AutoZone, Inc.*	158	125,427
Ross Stores, Inc.	2,133	120,919
Dollar Tree, Inc.*	1,269	119,591
L Brands, Inc.	1,638	109,959
Genuine Parts Co.	988	100,035
Ulta Salon Cosmetics & Fragrance, Inc.*	405	98,674
Advance Auto Parts, Inc.	551	89,058
Liberty Interactive Corporation QVC Group — Class A*	3,507	88,973
Tractor Supply Co.	957	87,259
Macy’s, Inc.	2,433	81,774
Best Buy Company, Inc.	2,618	80,111
CarMax, Inc.*	1,580	77,466
The Gap, Inc.	3,569	75,734
Foot Locker, Inc.	1,291	70,824
Tiffany & Co.	1,149	69,675
Kohl’s Corp.	1,833	69,507
Rite Aid Corp.*	9,249	69,275
Nordstrom, Inc.	1,757	66,854
Bed Bath & Beyond, Inc.	1,540	66,559
Signet Jewelers Ltd.	800	65,928
Michaels Companies, Inc.*	2,225	63,279
Dick’s Sporting Goods, Inc.	1,336	60,200
Staples, Inc.	6,856	59,098
Burlington Stores, Inc.*	841	56,103
AutoNation, Inc.*	1,175	55,202
Williams-Sonoma, Inc.	1,041	54,267
Sally Beauty Holdings, Inc.*	1,787	52,557
Cabela’s, Inc.*	949	47,507
Urban Outfitters, Inc.*	1,723	47,383
CST Brands, Inc.	1,049	45,191
American Eagle Outfitters, Inc.	2,790	44,445
J.C. Penney Company, Inc.*	4,816	42,766
PriceSmart, Inc.	457	42,761
Chico’s FAS, Inc.	3,991	42,744
GameStop Corp. — Class A	1,602	42,581
HSN, Inc.	842	41,199
Five Below, Inc.*	867	40,237
Penske Automotive Group, Inc.	1,236	38,885
Dillard’s, Inc. — Class A	624	37,814
Big Lots, Inc.	751	37,633
Office Depot, Inc.*	10,602	35,093
DSW, Inc. — Class A	1,573	33,316
Lithia Motors, Inc. — Class A	465	33,048
Children’s Place, Inc.	401	32,152
GNC Holdings, Inc. — Class A	1,318	32,014
Sears Holdings Corp.*	2,185	29,738
Ascena Retail Group, Inc.*	4,198	29,344
Buckle, Inc.	1,109	28,823
Restoration Hardware Holdings, Inc.*	993	28,479
Genesco, Inc.*	440	28,296
Guess?, Inc.	1,876	28,234
Express, Inc.*	1,875	27,206
Abercrombie & Fitch Co. — Class A	1,517	27,018
Asbury Automotive Group, Inc.*	499	26,317
Caleres, Inc.	1,055	25,542
Finish Line, Inc. — Class A	1,259	25,419
Group 1 Automotive, Inc.	502	24,779
Barnes & Noble, Inc.	2,067	23,460
Hibbett Sports, Inc.*	640	22,266
Vitamin Shoppe, Inc.*	709	21,674
Outerwall, Inc.	491	20,622
Tailored Brands, Inc.	1,592	20,155
Lumber Liquidators Holdings, Inc.*	1,158	17,856
Francesca’s Holdings Corp.*	1,553	17,161
Pier 1 Imports, Inc.	3,254	16,726
Total Retail		5,557,979

Internet - 18.5%
Amazon.com, Inc.*	649	464,436
Priceline Group, Inc.*	154	192,255
Netflix, Inc.*	1,691	154,693
JD.com, Inc. ADR*	5,650	119,949
Expedia, Inc.	956	101,623
Ctrip.com International Ltd. ADR*	1,923	79,228
TripAdvisor, Inc.*	1,213	77,996
Vipshop Holdings Ltd. ADR*	5,721	63,904
Wayfair, Inc. — Class A*	1,168	45,552
Groupon, Inc. — Class A*	10,321	33,543
Shutterfly, Inc.*	683	31,835
Total Internet		1,365,014

Distribution & Wholesale - 2.3%
LKQ Corp.*	2,438	77,285
Pool Corp.	548	51,528
Core-Mark Holding Company, Inc.	799	37,441
Total Distribution & Wholesale		166,254

Commercial Services - 1.2%
Monro Muffler Brake, Inc.	563	35,784
Aaron’s, Inc.	1,447	31,675
Rent-A-Center, Inc.	1,678	20,606
Total Commercial Services		88,065

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
RETAILING FUND

	Shares	Value

Oil & Gas - 0.6%
Murphy USA, Inc.*	584	$43,309

Leisure Time - 0.4%
Liberty TripAdvisor Holdings, Inc. — Class A*	1,493	32,667

Home Furnishings - 0.3%
Select Comfort Corp.*	1,169	24,993

Total Common Stocks
(Cost $7,056,791)		7,278,281

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.8%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$58,672	58,672
Total Repurchase Agreement
(Cost $58,672)		58,672

Total Investments - 99.6%
(Cost $7,115,463)		$7,336,953
Other Assets & Liabilities, net - 0.4%		29,485
Total Net Assets - 100.0%		$7,366,438

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,278,281	$—	$—	$7,278,281
Repurchase Agreement	—	58,672	—	58,672
Total	$7,278,281	$58,672	$—	$7,336,953

For the period ended June 30, 2016, there were no transfers between levels.

88 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $7,056,791)	$7,278,281
Repurchase agreements, at value (cost $58,672)	58,672
Total investments (cost $7,115,463)	7,336,953
Receivables:
Fund shares sold	1,826,031
Dividends	2,392
Total assets	9,165,376

Liabilities:
Payable for:
Securities purchased	1,785,218
Management fees	3,031
Transfer agent and administrative fees	891
Investor service fees	891
Portfolio accounting fees	357
Fund shares redeemed	149
Miscellaneous	8,401
Total liabilities	1,798,938
Commitments and contingent liabilities (Note 8)	—
Net assets	$7,366,438

Net assets consist of:
Paid in capital	$5,748,023
Accumulated net investment loss	(7,103)
Accumulated net realized gain on investments	1,404,028
Net unrealized appreciation on investments	221,490
Net assets	$7,366,438
Capital shares outstanding	431,630
Net asset value per share	$17.07

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $283)	$39,010
Interest	39
Total investment income	39,049

Expenses:
Management fees	23,737
Transfer agent and administrative fees	6,982
Investor service fees	6,982
Portfolio accounting fees	2,792
Professional fees	6,228
Custodian fees	325
Trustees’ fees*	316
Line of credit fees	14
Miscellaneous	(1,224)
Total expenses	46,152
Net investment loss	(7,103)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,512,115
Net realized gain	2,512,115
Net change in unrealized appreciation (depreciation) on:
Investments	(2,899,361)
Net change in unrealized appreciation (depreciation)	(2,899,361)
Net realized and unrealized loss	(387,246)
Net decrease in net assets resulting from operations	$(394,349)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 89

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(7,103)	$(24,965)
Net realized gain (loss) on investments	2,512,115	(373,964)
Net change in unrealized appreciation (depreciation) on investments	(2,899,361)	146,451
Net decrease in net assets resulting from operations	(394,349)	(252,478)

Distributions to shareholders from:
Net realized gains	—	(1,195,349)
Total distributions to shareholders	—	(1,195,349)

Capital share transactions:
Proceeds from sale of shares	28,725,918	31,659,236
Distributions reinvested	—	1,195,349
Cost of shares redeemed	(29,292,748)	(30,383,487)
Net increase (decrease) from capital share transactions	(566,830)	2,471,098
Net increase (decrease) in net assets	(961,179)	1,023,271

Net assets:
Beginning of period	8,327,617	7,304,346
End of period	$7,366,438	$8,327,617
Accumulated net investment loss at end of period	$(7,103)	$—

Capital share activity:
Shares sold	1,667,724	1,627,231
Shares issued from reinvestment of distributions	—	61,999
Shares redeemed	(1,712,210)	(1,589,232)
Net increase (decrease) in shares	(44,486)	99,998

90 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RETAILING FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$17.49	$19.42	$20.37	$16.71	$14.31	$13.59
Income (loss) from investment operations:
Net investment income (loss)[b]	(.02)	(.04)	(.10)	(.09)	— [c]	(.03)
Net gain (loss) on investments (realized and unrealized)	(.40)	(.05)	1.70	6.04	2.40	.75
Total from investment operations	(.42)	(.09)	1.60	5.95	2.40	.72
Less distributions from:
Net investment income	—	—	—	(—)[d]	—	—
Net realized gains	—	(1.84)	(2.55)	(2.29)	—	—
Total distributions	—	(1.84)	(2.55)	(2.29)	—	—
Net asset value, end of period	$17.07	$17.49	$19.42	$20.37	$16.71	$14.31

Total Return[e]	(2.40%)	(1.33%)	8.66%	35.80%	16.77%	5.30%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,366	$8,328	$7,304	$9,470	$6,194	$13,134
Ratios to average net assets:
Net investment income (loss)	(0.25%)	(0.19%)	(0.51%)	(0.46%)	0.01%	(0.20%)
Total expenses	1.65%	1.60%	1.66%	1.64%	1.67%	1.69%
Portfolio turnover rate	459%	225%	452%	1,219%	1,043%	621%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Distributions from net investment income are less than $0.01 per share.
[e]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 91

FUND PROFILE (Unaudited)	June 30, 2016

TECHNOLOGY FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	3.3%
Alphabet, Inc. — Class A	3.2%
Microsoft Corp.	3.0%
Facebook, Inc. — Class A	2.7%
Oracle Corp.	2.0%
Visa, Inc. — Class A	1.9%
Intel Corp.	1.9%
International Business Machines Corp.	1.8%
Cisco Systems, Inc.	1.8%
MasterCard, Inc. — Class A	1.4%
Top Ten Total	23.0%

“Ten Largest Holdings” excludes any temporary cash investments.

92 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
TECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 99.7%

Software - 23.8%
Microsoft Corp.	6,728	$344,271
Oracle Corp.	5,610	229,617
salesforce.com, Inc.*	1,562	124,038
Adobe Systems, Inc.*	1,226	117,439
Intuit, Inc.	835	93,194
Activision Blizzard, Inc.	2,319	91,902
NetEase, Inc. ADR	451	87,142
Fiserv, Inc.*	793	86,222
Fidelity National Information Services, Inc.	1,141	84,069
VMware, Inc. — Class A*	1,448	82,855
Paychex, Inc.	1,375	81,813
Electronic Arts, Inc.*	1,077	81,594
Check Point Software Technologies Ltd.*	864	68,844
Workday, Inc. — Class A*	850	63,470
CA, Inc.	1,918	62,968
SAP SE ADR	817	61,291
Red Hat, Inc.*	842	61,129
Citrix Systems, Inc.*	744	59,587
Autodesk, Inc.*	1,067	57,768
Akamai Technologies, Inc.*	968	54,141
ServiceNow, Inc.*	810	53,784
First Data Corp. — Class A*	4,760	52,694
CDK Global, Inc.	924	51,273
ANSYS, Inc.*	540	49,005
Broadridge Financial Solutions, Inc.	730	47,596
Jack Henry & Associates, Inc.	531	46,340
Tyler Technologies, Inc.*	270	45,012
Ultimate Software Group, Inc.*	200	42,058
NetSuite, Inc.*	560	40,768
SS&C Technologies Holdings, Inc.	1,440	40,435
Nuance Communications, Inc.*	2,280	35,636
Qlik Technologies, Inc.*	1,160	34,313
PTC, Inc.*	910	34,198
Take-Two Interactive Software, Inc.*	834	31,625
Aspen Technology, Inc.*	780	31,387
Tableau Software, Inc. — Class A*	640	31,309
j2 Global, Inc.	471	29,753
Proofpoint, Inc.*	460	29,021
Rackspace Hosting, Inc.*	1,304	27,201
Total Software		2,746,762

Internet - 18.1%
Alphabet, Inc. — Class A*	531	373,575
Facebook, Inc. — Class A*	2,703	308,899
Alibaba Group Holding Ltd. ADR*	1,740	138,382
Baidu, Inc. ADR*	638	105,367
Yahoo!, Inc.*	2,699	101,374
eBay, Inc.*	3,769	88,232
LinkedIn Corp. — Class A*	454	85,919
Expedia, Inc.	643	68,350
Qihoo 360 Technology Company Ltd. ADR*	910	66,476
MercadoLibre, Inc.	466	65,552
SINA Corp.*	1,219	63,230
58.com, Inc. ADR*	1,365	62,640
Yandex N.V. — Class A*	2,817	61,551
Symantec Corp.	2,889	59,340
Twitter, Inc.*	3,472	58,712
VeriSign, Inc.*	601	51,962
F5 Networks, Inc.*	410	46,674
CDW Corp.	1,120	44,890
Splunk, Inc.*	810	43,886
IAC/InterActiveCorp	660	37,158
Pandora Media, Inc.*	2,434	30,303
GrubHub, Inc.*	910	28,274
Yelp, Inc. — Class A*	910	27,628
FireEye, Inc.*	1,660	27,340
WebMD Health Corp. — Class A*	430	24,987
Stamps.com, Inc.*	240	20,981
Total Internet		2,091,682

Semiconductors - 17.8%
Intel Corp.	6,672	218,842
QUALCOMM, Inc.	2,831	151,657
Texas Instruments, Inc.	2,179	136,514
Broadcom Ltd.	686	106,605
Taiwan Semiconductor Manufacturing Company Ltd. ADR	3,415	89,575
Applied Materials, Inc.	3,696	88,592
NVIDIA Corp.	1,813	85,229
NXP Semiconductor N.V.*	1,030	80,690
Analog Devices, Inc.	1,258	71,253
Micron Technology, Inc.*	5,100	70,176
ARM Holdings plc ADR	1,502	68,356
ASML Holding N.V. — Class G	641	63,594
Lam Research Corp.	746	62,709
Marvell Technology Group Ltd.	6,277	59,820
Skyworks Solutions, Inc.	928	58,724
Xilinx, Inc.	1,256	57,939
KLA-Tencor Corp.	790	57,868
Linear Technology Corp.	1,205	56,069
Microchip Technology, Inc.	1,103	55,988
Maxim Integrated Products, Inc.	1,505	53,713
Qorvo, Inc.*	826	45,645
Teradyne, Inc.	1,805	35,540
IPG Photonics Corp.*	440	35,200
Microsemi Corp.*	1,005	32,843
ON Semiconductor Corp.*	3,667	32,343
Cypress Semiconductor Corp.	3,021	31,872
Integrated Device Technology, Inc.*	1,372	27,618
Cavium, Inc.*	710	27,406
Cirrus Logic, Inc.*	701	27,192
Cree, Inc.*	1,080	26,395
Synaptics, Inc.*	427	22,951

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2016
TECHNOLOGY FUND

	Shares	Value

Ambarella, Inc.*	430	$21,848
Total Semiconductors		2,060,766

Computers - 17.0%
Apple, Inc.	4,039	386,128
International Business Machines Corp.	1,362	206,725
EMC Corp.	4,538	123,297
Cognizant Technology Solutions Corp. — Class A*	1,731	99,082
Accenture plc — Class A	867	98,222
Hewlett Packard Enterprise Co.	5,118	93,506
HP, Inc.	6,230	78,187
Infosys Ltd. ADR	3,613	64,492
Western Digital Corp.	1,336	63,128
BlackBerry Ltd.*	8,664	58,135
Amdocs Ltd.	890	51,371
Synopsys, Inc.*	920	49,754
Seagate Technology plc	1,965	47,867
Cadence Design Systems, Inc.*	1,908	46,364
NetApp, Inc.	1,859	45,713
Computer Sciences Corp.	900	44,685
Fortinet, Inc.*	1,240	39,172
Manhattan Associates, Inc.*	580	37,195
Brocade Communications Systems, Inc.	3,866	35,490
DST Systems, Inc.	300	34,929
CSRA, Inc.	1,480	34,676
MAXIMUS, Inc.	580	32,115
Leidos Holdings, Inc.	670	32,073
NCR Corp.*	1,120	31,103
EPAM Systems, Inc.*	468	30,097
Teradata Corp.*	1,192	29,883
Lexmark International, Inc. — Class A	690	26,048
VeriFone Systems, Inc.*	1,310	24,287
3D Systems Corp.*	1,580	21,630
Total Computers		1,965,354

Commercial Services - 5.8%
PayPal Holdings, Inc.*	3,092	112,889
Automatic Data Processing, Inc.	1,223	112,358
FleetCor Technologies, Inc.*	440	62,977
Vantiv, Inc. — Class A*	1,020	57,732
Global Payments, Inc.	783	55,891
Total System Services, Inc.	1,012	53,747
Western Union Co.	2,790	53,512
Gartner, Inc.*	500	48,705
Sabre Corp.	1,756	47,043
Booz Allen Hamilton Holding Corp.	1,230	36,457
WEX, Inc.*	370	32,808
Total Commercial Services		674,119

Electronics - 5.0%
Corning, Inc.	3,984	81,592
Amphenol Corp. — Class A	1,254	71,892
TE Connectivity Ltd.	1,210	69,103
Flextronics International Ltd.*	3,469	40,934
Trimble Navigation Ltd.*	1,666	40,584
Arrow Electronics, Inc.*	650	40,235
Avnet, Inc.	950	38,485
Keysight Technologies, Inc.*	1,309	38,079
FEI Co.	346	36,980
FLIR Systems, Inc.	1,140	35,283
Jabil Circuit, Inc.	1,722	31,805
Fitbit, Inc. — Class A*	2,340	28,595
Tech Data Corp.*	360	25,866
Total Electronics		579,433

Telecommunications - 4.9%
Cisco Systems, Inc.	7,152	205,192
Nokia Oyj ADR	11,563	65,793
Motorola Solutions, Inc.	867	57,196
Palo Alto Networks, Inc.*	460	56,414
Juniper Networks, Inc.	2,220	49,928
CommScope Holding Company, Inc.*	1,313	40,742
Arista Networks, Inc.*	530	34,121
ARRIS International plc*	1,549	32,467
Ciena Corp.*	1,396	26,175
Total Telecommunications		568,028

Diversified Financial Services - 4.1%
Visa, Inc. — Class A	2,996	222,213
MasterCard, Inc. — Class A	1,861	163,880
Alliance Data Systems Corp.*	303	59,364
Ellie Mae, Inc.*	320	29,328
Total Diversified Financial Services		474,785

Auto Parts & Equipment - 0.8%
Mobileye N.V.*	1,860	85,820

Aerospace & Defense - 0.5%
Harris Corp.	676	56,405

Office & Business Equipment - 0.5%
Xerox Corp.	5,568	52,840

Media - 0.4%
FactSet Research Systems, Inc.	280	45,198

Distribution & Wholesale - 0.3%
Ingram Micro, Inc. — Class A	1,120	38,954

Energy-Alternate Sources - 0.3%
First Solar, Inc.*	790	38,299

94 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
TECHNOLOGY FUND

	Shares	Value

Electrical Components & Equipment - 0.2%
Belden, Inc.	461	$27,831

Machinery-Diversified - 0.2%
Zebra Technologies Corp. — Class A*	519	26,002

Total Common Stocks
(Cost $8,526,265)		11,532,278

	Face Amount

REPURCHASE AGREEMENT††,1 - 1.0%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$113,727	113,727
Total Repurchase Agreement
(Cost $113,727)		113,727

Total Investments - 100.7%
(Cost $8,639,992)		$11,646,005
Other Assets & Liabilities, net - (0.7)%		(77,637)
Total Net Assets - 100.0%		$11,568,368

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,532,278	$—	$—	$11,532,278
Repurchase Agreement	—	113,727	—	113,727
Total	$11,532,278	$113,727	$—	$11,646,005

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 95

TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $8,526,265)	$11,532,278
Repurchase agreements, at value (cost $113,727)	113,727
Total investments (cost $8,639,992)	11,646,005
Cash	399
Receivables:
Securities sold	1,170,189
Dividends	11,142
Foreign taxes reclaim	471
Total assets	12,828,206

Liabilities:
Payable for:
Fund shares redeemed	1,229,030
Management fees	8,651
Transfer agent and administrative fees	2,544
Investor service fees	2,544
Portfolio accounting fees	1,018
Miscellaneous	16,051
Total liabilities	1,259,838
Commitments and contingent liabilities (Note 8)	—
Net assets	$11,568,368

Net assets consist of:
Paid in capital	$6,801,535
Accumulated net investment loss	(37,903)
Accumulated net realized gain on investments	1,798,723
Net unrealized appreciation on investments	3,006,013
Net assets	$11,568,368
Capital shares outstanding	163,058
Net asset value per share	$70.95

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $1,565)	$90,862
Interest	73
Total investment income	90,935

Expenses:
Management fees	52,963
Transfer agent and administrative fees	15,577
Investor service fees	15,577
Portfolio accounting fees	6,231
Professional fees	10,894
Custodian fees	813
Trustees’ fees*	565
Line of credit fees	58
Miscellaneous	378
Total expenses	103,056
Net investment loss	(12,121)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,014,624
Net realized gain	3,014,624
Net change in unrealized appreciation (depreciation) on:
Investments	(3,584,011)
Net change in unrealized appreciation (depreciation)	(3,584,011)
Net realized and unrealized loss	(569,387)
Net decrease in net assets resulting from operations	$(581,508)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

96 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(12,121)	$(76,305)
Net realized gain on investments	3,014,624	555,062
Net change in unrealized appreciation (depreciation) on investments	(3,584,011)	(555,806)
Net decrease in net assets resulting from operations	(581,508)	(77,049)

Distributions to shareholders from:
Net realized gains	—	(84,980)
Total distributions to shareholders	—	(84,980)

Capital share transactions:
Proceeds from sale of shares	25,262,739	25,297,296
Distributions reinvested	—	84,980
Cost of shares redeemed	(32,154,475)	(24,396,326)
Net increase (decrease) from capital share transactions	(6,891,736)	985,950
Net increase (decrease) in net assets	(7,473,244)	823,921

Net assets:
Beginning of period	19,041,612	18,217,691
End of period	$11,568,368	$19,041,612
Accumulated net investment loss at end of period	$(37,903)	$(25,782)

Capital share activity:
Shares sold	363,265	347,366
Shares issued from reinvestment of distributions	—	1,162
Shares redeemed	(465,768)	(338,546)
Net increase (decrease) in shares	(102,503)	9,982

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 97

TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014[d]	Year Ended December 31, 2013[d]	Year Ended December 31, 2012[d]	Year Ended December 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$71.70	$71.28	$64.65	$47.78	$53.21	$61.47
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.32)	(.32)	(.15)	(.15)	(.45)
Net gain (loss) on investments (realized and unrealized)	(.68)	1.13	6.95	17.02	5.97	(5.06)
Total from investment operations	(.75)	.81	6.63	16.87	5.82	(5.51)
Less distributions from:
Net realized gains	—	(.39)	—	—	(11.25)	(2.75)
Total distributions	—	(.39)	—	—	(11.25)	(2.75)
Net asset value, end of period	$70.95	$71.70	$71.28	$64.65	$47.78	$53.21

Total Return[c]	(1.03%)	1.11%	10.26%	35.39%	11.98%	(9.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,568	$19,042	$18,218	$14,649	$8,177	$9,854
Ratios to average net assets:
Net investment income (loss)	(0.19%)	(0.45%)	(0.47%)	(0.29%)	(0.27%)	(0.77%)
Total expenses	1.65%	1.60%	1.66%	1.63%	1.67%	1.71%
Portfolio turnover rate	182%	142%	197%	382%	277%	363%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014.

98 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

TELECOMMUNICATIONS FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 27, 2001

Ten Largest Holdings (% of Total Net Assets)
AT&T, Inc.	10.2%
Verizon Communications, Inc.	9.3%
Cisco Systems, Inc.	7.3%
QUALCOMM, Inc.	5.4%
T-Mobile US, Inc.	3.7%
Crown Castle International Corp.	3.7%
Sprint Corp.	2.9%
Level 3 Communications, Inc.	2.6%
CenturyLink, Inc.	2.5%
SBA Communications Corp. — Class A	2.3%
Top Ten Total	49.9%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
TELECOMMUNICATIONS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

Telecommunications - 79.2%
AT&T, Inc.	13,522	$584,286
Verizon Communications, Inc.	9,568	534,277
Cisco Systems, Inc.	14,556	417,612
T-Mobile US, Inc.*	4,928	213,235
Sprint Corp.*	36,446	165,100
Level 3 Communications, Inc.*	2,927	150,712
CenturyLink, Inc.	4,887	141,772
Motorola Solutions, Inc.	1,762	116,240
Palo Alto Networks, Inc.*	918	112,584
Juniper Networks, Inc.	4,522	101,700
Zayo Group Holdings, Inc.*	3,282	91,666
Vodafone Group plc ADR	2,913	89,983
America Movil SAB de CV — Class L ADR	7,007	85,906
CommScope Holding Company, Inc.*	2,667	82,757
Frontier Communications Corp.	16,575	81,881
China Mobile Ltd. ADR	1,360	78,744
Nokia Oyj ADR	13,625	77,526
Telefonica Brasil S.A. ADR	5,399	73,426
Arista Networks, Inc.*	1,065	68,565
BCE, Inc.	1,430	67,653
EchoStar Corp. — Class A*	1,704	67,649
ARRIS International plc*	3,161	66,255
ViaSat, Inc.*	918	65,545
SK Telecom Company Ltd. ADR	3,074	64,308
Telephone & Data Systems, Inc.	2,166	64,244
TIM Participacoes S.A. ADR	5,924	62,498
Ubiquiti Networks, Inc.*	1,600	61,856
Telefonaktiebolaget LM Ericsson ADR	8,034	61,701
Chunghwa Telecom Company Ltd. ADR	1,627	59,060
Rogers Communications, Inc. — Class B	1,448	58,499
Telefonica S.A. ADR	6,007	56,946
Ciena Corp.*	2,830	53,062
InterDigital, Inc.	846	47,105
Finisar Corp.*	2,678	46,892
NETGEAR, Inc.*	910	43,261
Polycom, Inc.*	3,769	42,401
Infinera Corp.*	3,744	42,232
Viavi Solutions, Inc.*	6,309	41,829
Plantronics, Inc.	950	41,800
Consolidated Communications Holdings, Inc.	1,509	41,105
Iridium Communications, Inc.*	3,743	33,238
ADTRAN, Inc.	1,779	33,178
Windstream Holdings, Inc.	3,577	33,159
Total Telecommunications		4,523,448

Semiconductors - 5.4%
QUALCOMM, Inc.	5,762	308,669

Computers - 3.8%
Brocade Communications Systems, Inc.	7,864	72,194
BlackBerry Ltd.*	8,412	56,445
NetScout Systems, Inc.*	2,222	49,440
Lumentum Holdings, Inc.*	1,630	39,446
Total Computers		217,525

REITs - 3.7%
Crown Castle International Corp.	2,075	210,467

Internet - 3.1%
F5 Networks, Inc.*	822	93,576
Cogent Communications Holdings, Inc.	1,124	45,027
8x8, Inc.*	2,738	40,002
Total Internet		178,605

Engineering & Construction - 2.3%
SBA Communications Corp. — Class A*	1,242	134,062

Aerospace & Defense - 2.0%
Harris Corp.	1,355	113,061

Total Common Stocks
(Cost $5,021,347)		5,685,837

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 03/06/17*	964	—
Total Rights
(Cost $2,232)		—

	Face Amount

REPURCHASE AGREEMENT††,1 - 0.9%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$52,869	52,869
Total Repurchase Agreement
(Cost $52,869)		52,869

Total Investments - 100.4%
(Cost $5,076,448)		$5,738,706
Other Assets & Liabilities, net - (0.4)%		(23,880)
Total Net Assets - 100.0%		$5,714,826

100 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
TELECOMMUNICATIONS FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$5,685,837	$—	$—	$5,685,837
Repurchase Agreement	—	52,869	—	52,869
Rights	—	—	—	—
Total	$5,685,837	$52,869	$—	$5,738,706

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 101

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $5,023,579)	$5,685,837
Repurchase agreements, at value (cost $52,869)	52,869
Total investments (cost $5,076,448)	5,738,706
Cash	1,078
Receivables:
Fund shares sold	105,555
Dividends	7,296
Foreign taxes reclaim	239
Total assets	5,852,874

Liabilities:
Payable for:
Securities purchased	130,164
Management fees	2,338
Transfer agent and administrative fees	688
Investor service fees	688
Portfolio accounting fees	275
Fund shares redeemed	24
Miscellaneous	3,871
Total liabilities	138,048
Commitments and contingent liabilities (Note 8)	—
Net assets	$5,714,826

Net assets consist of:
Paid in capital	$7,329,648
Undistributed net investment income	41,989
Accumulated net realized loss on investments	(2,319,069)
Net unrealized appreciation on investments	662,258
Net assets	$5,714,826
Capital shares outstanding	109,264
Net asset value per share	$52.30

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $1,878)	$54,142
Interest	16
Total investment income	54,158

Expenses:
Management fees	15,745
Transfer agent and administrative fees	4,631
Investor service fees	4,631
Portfolio accounting fees	1,852
Professional fees	1,769
Custodian fees	301
Trustees’ fees*	95
Line of credit fees	55
Miscellaneous	1,712
Total expenses	30,791
Net investment income	23,367

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	230,315
Net realized gain	230,315
Net change in unrealized appreciation (depreciation) on:
Investments	17,386
Net change in unrealized appreciation (depreciation)	17,386
Net realized and unrealized gain	247,701
Net increase in net assets resulting from operations	$271,068

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

102 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$23,367	$18,622
Net realized gain on investments	230,315	101,366
Net change in unrealized appreciation (depreciation) on investments	17,386	(304,534)
Net increase (decrease) in net assets resulting from operations	271,068	(184,546)

Distributions to shareholders from:
Net investment income	—	(37,355)
Total distributions to shareholders	—	(37,355)

Capital share transactions:
Proceeds from sale of shares	11,405,372	5,511,455
Distributions reinvested	—	37,355
Cost of shares redeemed	(8,290,386)	(5,380,471)
Net increase from capital share transactions	3,114,986	168,339
Net increase (decrease) in net assets	3,386,054	(53,562)

Net assets:
Beginning of period	2,328,772	2,382,334
End of period	$5,714,826	$2,328,772
Undistributed net investment income at end of period	$41,989	$18,622

Capital share activity:
Shares sold	228,188	103,351
Shares issued from reinvestment of distributions	—	712
Shares redeemed	(166,729)	(101,110)
Net increase in shares	61,459	2,953

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014[d]	Year Ended December 31, 2013[d]	Year Ended December 31, 2012[d]	Year Ended December 31, 2011[d]
Per Share Data
Net asset value, beginning of period	$48.71	$53.12	$52.94	$46.00	$44.98	$55.21
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.42	.61	.85	.65	.80
Net gain (loss) on investments (realized and unrealized)	3.28	(3.94)	.79	7.09	1.52	(8.73)
Total from investment operations	3.59	(3.52)	1.40	7.94	2.17	(7.93)
Less distributions from:
Net investment income	—	(.89)	(1.22)	(1.00)	(1.15)	(.60)
Net realized gains	—	—	—	—	—	(1.70)
Total distributions	—	(.89)	(1.22)	(1.00)	(1.15)	(2.30)
Net asset value, end of period	$52.30	$48.71	$53.12	$52.94	$46.00	$44.98

Total Return[c]	7.37%	(6.73%)	2.62%	17.46%	4.86%	(14.40%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,715	$2,329	$2,382	$2,194	$2,897	$4,367
Ratios to average net assets:
Net investment income (loss)	1.26%	0.80%	1.14%	1.73%	1.46%	1.49%
Total expenses	1.66%	1.60%	1.66%	1.64%	1.67%	1.71%
Portfolio turnover rate	195%	232%	495%	1,267%	1,077%	1,100%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Reverse share split — Per share amounts for the periods presented through January 24, 2014 have been restated to reflect a 1:5 reverse share split effective January 24, 2014.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

TRANSPORTATION FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: June 11, 2001

Ten Largest Holdings (% of Total Net Assets)
United Parcel Service, Inc. — Class B	5.4%
Union Pacific Corp.	4.7%
Ford Motor Co.	3.7%
General Motors Co.	3.5%
FedEx Corp.	3.3%
Tesla Motors, Inc.	3.0%
Johnson Controls, Inc.	2.9%
Delta Air Lines, Inc.	2.9%
Southwest Airlines Co.	2.8%
Norfolk Southern Corp.	2.7%
Top Ten Total	34.9%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
TRANSPORTATION FUND

	Shares	Value

COMMON STOCKS† - 99.4%

Transportation - 40.6%
United Parcel Service, Inc. — Class B	2,627	$282,981
Union Pacific Corp.	2,828	246,743
FedEx Corp.	1,155	175,306
Norfolk Southern Corp.	1,686	143,529
CSX Corp.	5,450	142,136
CH Robinson Worldwide, Inc.	1,273	94,520
Kansas City Southern	1,022	92,072
Canadian Pacific Railway Ltd.	714	91,956
J.B. Hunt Transport Services, Inc.	1,085	87,808
Expeditors International of Washington, Inc.	1,755	86,065
Canadian National Railway Co.	1,164	68,746
Old Dominion Freight Line, Inc.*	1,087	65,557
Genesee & Wyoming, Inc. — Class A*	877	51,699
Ryder System, Inc.	837	51,174
Kirby Corp.*	808	50,411
XPO Logistics, Inc.*	1,910	50,157
Landstar System, Inc.	722	49,573
Knight Transportation, Inc.	1,585	42,129
Swift Transportation Co. — Class A*	2,588	39,881
Werner Enterprises, Inc.	1,580	36,293
Heartland Express, Inc.	1,962	34,119
Matson, Inc.	1,039	33,549
Forward Air Corp.	750	33,398
Hub Group, Inc. — Class A*	854	32,768
Atlas Air Worldwide Holdings, Inc.*	698	28,911
Echo Global Logistics, Inc.*	1,030	23,093
Total Transportation		2,134,574

Airlines - 18.2%
Delta Air Lines, Inc.	4,180	152,276
Southwest Airlines Co.	3,704	145,233
American Airlines Group, Inc.	4,154	117,600
United Continental Holdings, Inc.*	2,597	106,581
Alaska Air Group, Inc.	1,325	77,234
JetBlue Airways Corp.*	4,078	67,532
Copa Holdings S.A. — Class A	1,076	56,232
Spirit Airlines, Inc.*	1,190	53,395
Ryanair Holdings plc ADR	703	48,887
Allegiant Travel Co. — Class A	299	45,299
Virgin America, Inc.*	800	44,968
Hawaiian Holdings, Inc.*	1,116	42,363
Total Airlines		957,600

Auto Parts & Equipment - 16.1%
Johnson Controls, Inc.	3,466	153,404
Delphi Automotive plc	1,661	103,978
Lear Corp.	733	74,589
Goodyear Tire & Rubber Co.	2,835	72,746
BorgWarner, Inc.	2,330	68,782
Autoliv, Inc.	550	59,098
Magna International, Inc.	1,640	57,515
Tenneco, Inc.*	950	44,280
Dorman Products, Inc.*	720	41,184
Visteon Corp.	612	40,276
Cooper Tire & Rubber Co.	1,210	36,082
Dana Holding Corp.	3,185	33,634
Gentherm, Inc.*	894	30,620
American Axle & Manufacturing Holdings, Inc.*	1,972	28,555
Total Auto Parts & Equipment		844,743

Auto Manufacturers - 15.7%
Ford Motor Co.	15,629	196,458
General Motors Co.	6,590	186,497
Tesla Motors, Inc.*	747	158,573
Tata Motors Ltd. ADR	1,890	65,526
Toyota Motor Corp. ADR	574	57,394
Fiat Chrysler Automobiles N.V.	9,117	55,796
Ferrari N.V.	1,271	52,022
Honda Motor Company Ltd. ADR	2,028	51,369
Total Auto Manufacturers		823,635

Commercial Services - 3.6%
Macquarie Infrastructure Corp.	980	72,569
Herc Holdings, Inc.*	5,812	64,339
Avis Budget Group, Inc.*	1,577	50,827
Total Commercial Services		187,735

Trucking & Leasing - 1.6%
AMERCO	220	82,401

Leisure Time - 1.5%
Harley-Davidson, Inc.	1,805	81,767

Electronics - 1.1%
Gentex Corp.	3,838	59,297

Home Builders - 1.0%
Thor Industries, Inc.	821	53,152

Total Common Stocks
(Cost $2,601,449)		5,224,904

106 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
TRANSPORTATION FUND

	Face Amount	Value

REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$31,976	$31,976
Total Repurchase Agreement
(Cost $31,976)		31,976

Total Investments - 100.0%
(Cost $2,633,425)		$5,256,880
Other Assets & Liabilities, net - 0.0%		931
Total Net Assets - 100.0%		$5,257,811

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$5,224,904	$—	$—	$5,224,904
Repurchase Agreement	—	31,976	—	31,976
Total	$5,224,904	$31,976	$—	$5,256,880

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 107

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $2,601,449)	$5,224,904
Repurchase agreements, at value (cost $31,976)	31,976
Total investments (cost $2,633,425)	5,256,880
Cash	341
Receivables:
Fund shares sold	17,077
Dividends	2,525
Foreign taxes reclaim	35
Total assets	5,276,858

Liabilities:
Payable for:
Management fees	4,187
Fund shares redeemed	1,337
Transfer agent and administrative fees	1,231
Investor service fees	1,231
Portfolio accounting fees	493
Miscellaneous	10,568
Total liabilities	19,047
Commitments and contingent liabilities (Note 8)	—
Net assets	$5,257,811

Net assets consist of:
Paid in capital	$2,894,638
Undistributed net investment income	32,359
Accumulated net realized loss on investments	(292,641)
Net unrealized appreciation on investments	2,623,455
Net assets	$5,257,811
Capital shares outstanding	219,228
Net asset value per share	$23.98

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $781)	$79,196
Interest	48
Total investment income	79,244

Expenses:
Management fees	24,952
Transfer agent and administrative fees	7,339
Investor service fees	7,339
Portfolio accounting fees	2,936
Professional fees	8,306
Trustees’ fees*	384
Custodian fees	343
Tax expense	85
Line of credit fees	3
Miscellaneous	(3,086)
Total expenses	48,601
Net investment income	30,643

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	477,782
Net realized gain	477,782
Net change in unrealized appreciation (depreciation) on:
Investments	(948,728)
Net change in unrealized appreciation (depreciation)	(948,728)
Net realized and unrealized loss	(470,946)
Net decrease in net assets resulting from operations	$(440,303)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

108 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$30,643	$(7,437)
Net realized gain on investments	477,782	3,660,395
Net change in unrealized appreciation (depreciation) on investments	(948,728)	(5,711,760)
Net decrease in net assets resulting from operations	(440,303)	(2,058,802)

Distributions to shareholders from:
Net realized gains	—	(383,258)
Total distributions to shareholders	—	(383,258)

Capital share transactions:
Proceeds from sale of shares	6,061,395	13,739,234
Distributions reinvested	—	383,258
Cost of shares redeemed	(7,173,280)	(27,542,823)
Net decrease from capital share transactions	(1,111,885)	(13,420,331)
Net decrease in net assets	(1,552,188)	(15,862,391)

Net assets:
Beginning of period	6,809,999	22,672,390
End of period	$5,257,811	$6,809,999
Undistributed net investment income at end of period	$32,359	$1,716

Capital share activity:
Shares sold	242,794	481,802
Shares issued from reinvestment of distributions	—	14,248
Shares redeemed	(293,619)	(971,024)
Net decrease in shares	(50,825)	(474,974)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 109

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$25.22	$30.43	$24.78	$16.45	$14.00	$15.74
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	(.02)	(.03)	(.08)	(.04)	(.10)
Net gain (loss) on investments (realized and unrealized)	(1.37)	(4.19)	5.68	8.41	2.49	(1.64)
Total from investment operations	(1.24)	(4.21)	5.65	8.33	2.45	(1.74)
Less distributions from:
Net realized gains	—	(1.00)	—	—	—	—
Total distributions	—	(1.00)	—	—	—	—
Net asset value, end of period	$23.98	$25.22	$30.43	$24.78	$16.45	$14.00

Total Return[c]	(4.88%)	(14.09%)	22.80%	50.64%	17.58%	(11.12%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,258	$6,810	$22,672	$20,639	$7,300	$5,570
Ratios to average net assets:
Net investment income (loss)	1.04%	(0.06%)	(0.11%)	(0.37%)	(0.29%)	(0.65%)
Total expenses	1.66%	1.60%	1.66%	1.63%	1.67%	1.71%
Portfolio turnover rate	87%	99%	196%	310%	594%	711%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

110 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	June 30, 2016

UTILITIES FUND

OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: May 2, 2001

Ten Largest Holdings (% of Total Net Assets)
NextEra Energy, Inc.	3.6%
Duke Energy Corp.	3.5%
Southern Co.	3.3%
Dominion Resources, Inc.	3.2%
Exelon Corp.	2.7%
American Electric Power Company, Inc.	2.7%
PG&E Corp.	2.6%
Sempra Energy	2.5%
Edison International	2.3%
Consolidated Edison, Inc.	2.3%
Top Ten Total	28.7%

“Ten Largest Holdings” excludes any temporary cash investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
UTILITIES FUND

	Shares	Value

COMMON STOCKS† - 100.4%

Electric - 74.5%
NextEra Energy, Inc.	10,348	$1,349,379
Duke Energy Corp.	15,537	1,332,919
Southern Co.	23,167	1,242,446
Dominion Resources, Inc.	15,588	1,214,773
Exelon Corp.	28,210	1,025,716
American Electric Power Company, Inc.	14,616	1,024,435
PG&E Corp.	15,125	966,790
Edison International	11,340	880,778
Consolidated Edison, Inc.	10,629	854,997
Public Service Enterprise Group, Inc.	18,210	848,768
PPL Corp.	22,477	848,507
Xcel Energy, Inc.	18,580	832,012
WEC Energy Group, Inc.	12,018	784,775
Eversource Energy	12,780	765,522
DTE Energy Co.	7,459	739,336
Avangrid, Inc.	14,420	664,185
Entergy Corp.	8,161	663,897
FirstEnergy Corp.	18,969	662,208
Ameren Corp.	11,709	627,368
CMS Energy Corp.	13,628	624,980
SCANA Corp.	7,648	578,648
Pinnacle West Capital Corp.	6,430	521,216
Alliant Energy Corp.	13,078	519,197
AES Corp.	41,319	515,661
Westar Energy, Inc.	8,629	484,001
ITC Holdings Corp.	9,949	465,812
OGE Energy Corp.	13,823	452,703
TECO Energy, Inc.	15,762	435,662
Calpine Corp.*	28,093	414,372
NRG Energy, Inc.	26,461	396,650
MDU Resources Group, Inc.	15,852	380,448
Great Plains Energy, Inc.	12,447	378,389
IDACORP, Inc.	4,335	352,652
Portland General Electric Co.	7,799	344,092
Hawaiian Electric Industries, Inc.	9,611	315,145
ALLETE, Inc.	4,744	306,605
NRG Yield, Inc. — Class C	19,510	304,161
Black Hills Corp.	4,815	303,538
Korea Electric Power Corp. ADR	11,622	301,358
NorthWestern Corp.	4,684	295,420
Avista Corp.	6,589	295,187
PNM Resources, Inc.	8,298	294,081
Atlantica Yield plc	15,259	283,512
Enersis Americas S.A. ADR	32,540	279,193
Dynegy, Inc.*	15,678	270,289
El Paso Electric Co.	5,018	237,201
Talen Energy Corp.*	16,698	226,258
Empire District Electric Co.	6,150	208,916
Total Electric		28,114,158

Gas - 19.5%
Sempra Energy	8,160	930,403
CenterPoint Energy, Inc.	23,320	559,680
Atmos Energy Corp.	6,231	506,705
NiSource, Inc.	19,097	506,452
AGL Resources, Inc.	7,319	482,834
UGI Corp.	10,619	480,510
National Fuel Gas Co.	6,769	385,021
Piedmont Natural Gas Company, Inc.	6,293	378,335
Questar Corp.	14,291	362,563
Vectren Corp.	6,880	362,370
Southwest Gas Corp.	4,206	331,054
National Grid plc ADR	4,380	325,565
WGL Holdings, Inc.	4,560	322,802
ONE Gas, Inc.	4,825	321,297
New Jersey Resources Corp.	8,232	317,344
Spire, Inc.	4,286	303,620
South Jersey Industries, Inc.	8,780	277,624
Northwest Natural Gas Co.	3,510	227,518
Total Gas		7,381,697

Water - 5.1%
American Water Works Company, Inc.	8,086	683,347
Aqua America, Inc.	12,281	437,940
Cia de Saneamento Basico do Estado de Sao Paulo ADR	39,381	352,854
California Water Service Group	6,650	232,285
American States Water Co.	4,962	217,435
Total Water		1,923,861

Energy-Alternate Sources - 1.3%
TerraForm Power, Inc. — Class A*	23,740	258,766
Pattern Energy Group, Inc.	10,231	235,006
Total Energy-Alternate Sources		493,772

Pipelines - 0.0%
Kinder Morgan, Inc.	1	19

Total Common Stocks
(Cost $28,917,316)		37,913,507

112 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
UTILITIES FUND

	Face Amount	Value

REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$228,661	$228,661
Total Repurchase Agreement
(Cost $228,661)		228,661

Total Investments - 101.0%
(Cost $29,145,977)		$38,142,168
Other Assets & Liabilities, net - (1.0)%		(382,562)
Total Net Assets - 100.0%		$37,759,606

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Repurchase Agreement — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$37,913,507	$—	$—	$37,913,507
Repurchase Agreement	—	228,661	—	228,661
Total	$37,913,507	$228,661	$—	$38,142,168

For the period ended June 30, 2016, there were no transfers between levels.

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UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $28,917,316)	$37,913,507
Repurchase agreements, at value (cost $228,661)	228,661
Total investments (cost $29,145,977)	38,142,168
Receivables:
Fund shares sold	425,667
Dividends	77,408
Interest	2
Total assets	38,645,245

Liabilities:
Payable for:
Securities purchased	701,520
Fund shares redeemed	118,551
Management fees	22,397
Transfer agent and administrative fees	6,587
Investor service fees	6,587
Portfolio accounting fees	2,635
Miscellaneous	27,362
Total liabilities	885,639
Commitments and contingent liabilities (Note 8)	—
Net assets	$37,759,606

Net assets consist of:
Paid in capital	$28,890,055
Undistributed net investment income	499,645
Accumulated net realized loss on investments	(626,285)
Net unrealized appreciation on investments	8,996,191
Net assets	$37,759,606
Capital shares outstanding	1,338,893
Net asset value per share	$28.20

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends (net of foreign withholding tax of $2,399)	$461,066
Interest	133
Total investment income	461,199

Expenses:
Management fees	116,272
Transfer agent and administrative fees	34,198
Investor service fees	34,198
Portfolio accounting fees	13,679
Professional fees	12,060
Custodian fees	1,604
Trustees’ fees*	635
Line of credit fees	62
Miscellaneous	13,517
Total expenses	226,225
Net investment income	234,974

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,481,858
Net realized gain	1,481,858
Net change in unrealized appreciation (depreciation) on:
Investments	4,120,451
Net change in unrealized appreciation (depreciation)	4,120,451
Net realized and unrealized gain	5,602,309
Net increase in net assets resulting from operations	$5,837,283

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

114 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

UTILITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$234,974	$264,671
Net realized gain (loss) on investments	1,481,858	(120,382)
Net change in unrealized appreciation (depreciation) on investments	4,120,451	(2,288,189)
Net increase (decrease) in net assets resulting from operations	5,837,283	(2,143,900)

Distributions to shareholders from:
Net investment income	—	(377,302)
Total distributions to shareholders	—	(377,302)

Capital share transactions:
Proceeds from sale of shares	43,371,608	63,686,171
Distributions reinvested	—	377,302
Cost of shares redeemed	(28,513,018)	(72,893,956)
Net increase (decrease) from capital share transactions	14,858,590	(8,830,483)
Net increase (decrease) in net assets	20,695,873	(11,351,685)

Net assets:
Beginning of period	17,063,733	28,415,418
End of period	$37,759,606	$17,063,733
Undistributed net investment income at end of period	$499,645	$264,671

Capital share activity:
Shares sold	1,730,698	2,665,842
Shares issued from reinvestment of distributions	—	16,284
Shares redeemed	(1,138,374)	(3,056,576)
Net increase (decrease) in shares	592,324	(374,450)

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UTILITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$22.86	$25.35	$20.89	$19.13	$19.50	$17.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.22	.39	.48	.43	.42	.43
Net gain (loss) on investments (realized and unrealized)	5.12	(2.24)	4.30	2.18	(.22)	2.33
Total from investment operations	5.34	(1.85)	4.78	2.61	.20	2.76
Less distributions from:
Net investment income	—	(.64)	(.32)	(.85)	(.57)	(.30)
Total distributions	—	(.64)	(.32)	(.85)	(.57)	(.30)
Net asset value, end of period	$28.20	$22.86	$25.35	$20.89	$19.13	$19.50

Total Return[c]	23.41%	(7.36%)	22.89%	13.63%	1.12%	16.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,760	$17,064	$28,415	$10,282	$15,674	$31,659
Ratios to average net assets:
Net investment income (loss)	1.72%	1.66%	2.07%	2.05%	2.16%	2.36%
Total expenses	1.65%	1.61%	1.66%	1.64%	1.67%	1.69%
Portfolio turnover rate	79%	312%	247%	464%	302%	369%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

116 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. At June 30, 2016, the Trust consisted of fifty-two funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the Banking Fund, Basic Materials Fund, Biotechnology Fund, Consumer Products Fund, Electronics Fund, Energy Fund, Energy Services Fund, Financial Services Fund, Health Care Fund, Internet Fund, Leisure Fund, Precious Metals Fund, Real Estate Fund, Retailing Fund, Technology Fund, Telecommunications Fund, Transportation Fund and Utilities Fund (the “Funds”), each a non-diversified investment company.

The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.

The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) are valued at the last quoted sales price.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a fund will automatically be reinvested without charge in additional shares of the same fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.30% at June 30, 2016.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

E. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Banking Fund	0.85%
Basic Materials Fund	0.85%
Biotechnology Fund	0.85%
Consumer Products Fund	0.85%
Electronics Fund	0.85%
Energy Fund	0.85%
Energy Services Fund	0.85%
Financial Services Fund	0.85%
Health Care Fund	0.85%
Internet Fund	0.85%
Leisure Fund	0.85%
Precious Metals Fund	0.75%
Real Estate Fund	0.85%
Retailing Fund	0.85%
Technology Fund	0.85%
Telecommunications Fund	0.85%
Transportation Fund	0.85%
Utilities Fund	0.85%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

At June 30, 2016, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of outstanding shares owned
Basic Materials Fund	34%
Biotechnology Fund	20%
Health Care Fund	22%
Internet Fund	20%
Real Estate Fund	36%
Technology Fund	21%
Utilities Fund	23%

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$3,118,618	$—	$(223,466)	$(223,466)
Basic Materials Fund	13,321,255	1,216,428	(209,309)	1,007,119
Biotechnology Fund	17,903,302	8,447,715	(981,675)	7,466,040
Consumer Products Fund	30,306,889	7,404,504	(73,704)	7,330,800
Electronics Fund	4,807,789	548,395	(78,466)	469,929
Energy Fund	25,838,688	733,718	(345,339)	388,379
Energy Services Fund	16,109,445	—	(3,159,080)	(3,159,080)
Financial Services Fund	6,610,392	1,050,141	(111,730)	938,411
Health Care Fund	15,959,992	7,862,186	(491,810)	7,370,376
Internet Fund	2,846,141	2,207,309	(85,986)	2,121,323
Leisure Fund	6,666,754	600,603	(71,202)	529,401
Precious Metals Fund	38,782,489	7,250,886	(61,527)	7,189,359
Real Estate Fund	17,855,810	2,725,671	(119,804)	2,605,867
Retailing Fund	8,391,356	—	(1,054,403)	(1,054,403)
Technology Fund	10,075,268	1,645,787	(75,051)	1,570,736
Telecommunications Fund	5,579,748	172,663	(13,705)	158,958
Transportation Fund	3,337,419	1,971,601	(52,140)	1,919,461
Utilities Fund	31,467,895	6,693,423	(19,150)	6,674,273

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

5. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.26%			0.00%
Due 07/01/16	5,276,255	$5,276,293	11/15/38	$8,808,300	$5,381,635
			U.S. Treasury Note
			1.13%
			12/31/19	200	202
				$8,808,500	$5,381,837

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Securities Transactions

For the period ended June 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Banking Fund	$9,050,780	$11,414,170
Basic Materials Fund	21,569,907	14,077,190
Biotechnology Fund	15,927,019	23,868,973
Consumer Products Fund	33,808,354	32,548,872
Electronics Fund	7,036,369	7,052,549
Energy Fund	23,572,851	20,282,127
Energy Services Fund	15,815,084	14,831,047
Financial Services Fund	11,205,402	17,055,049
Health Care Fund	14,769,559	25,112,547
Internet Fund	9,257,756	16,232,500
Leisure Fund	24,752,553	30,945,802
Precious Metals Fund	40,277,186	29,404,945
Real Estate Fund	24,504,167	21,775,082
Retailing Fund	27,432,089	28,058,266
Technology Fund	23,886,956	30,737,374
Telecommunications Fund	11,063,599	7,937,340
Transportation Fund	5,372,258	6,439,194
Utilities Fund	37,390,591	22,072,603

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended June 30, 2016, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain (Loss)
Banking Fund	$2,713,849	$1,953,686	$95,638
Basic Materials Fund	2,843,517	4,568,110	591,761
Biotechnology Fund	1,476,168	2,025,928	31,506
Consumer Products Fund	3,434,405	4,467,800	(41,018)
Electronics Fund	1,964,301	1,129,007	66,026
Energy Fund	4,413,406	3,373,083	(369,758)
Energy Services Fund	2,615,283	2,806,405	(429,982)
Financial Services Fund	2,146,019	3,811,918	193,040
Health Care Fund	2,704,619	2,081,213	51,214
Internet Fund	3,234,363	3,210,394	284,409
Leisure fund	3,656,893	2,876,608	104,838
Precious Metals fund	9,873,212	10,400,028	366,020
Real Estate Fund	6,160,876	6,964,060	119,101
Retailing Fund	5,023,630	2,160,455	123,413
Technology Fund	3,297,624	3,969,765	263,635
Telecommunications Fund	1,362,333	1,689,804	101,484
Transportation Fund	550,079	577,849	36,158
Utilities Fund	7,272,904	6,298,111	115,793

7. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2017. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2016. The Funds did not have any borrowings outstanding under this agreement at June 30, 2016.

The average daily balances borrowed for the period ended June 30, 2016, were as follows:

Fund	Average Daily Balance
Banking Fund	$3,821
Basic Materials Fund	9,672
Biotechnology Fund	10,167
Consumer Products Fund	8,106
Electronics Fund	1,955
Energy Fund	4,789
Energy Services Fund	2,324
Financial Services Fund	3,036
Health Care Fund	18,539
Internet Fund	5,455
Leisure Fund	10,986
Precious Metals Fund	6,681
Real Estate Fund	6,111
Retailing Fund	2,138
Technology Fund	9,108
Telecommunications Fund	8,632
Transportation Fund	534
Utilities Fund	9,776

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

8. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York. The appeal has been fully briefed but the Court has not yet issued a decision.

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreements

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 19, 2016, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to each of the Global Diversified Equity Fund, Growth and Income Fund, and Global Growth Fund, unanimously approved the continuation of both the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”) for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreements at an in-person meeting held on April 26, 2016 (together, with the May 19 meeting, the “Meetings”).

In reaching the conclusion to approve the continuation of the Investment Advisory Agreements, the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings.

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OTHER INFORMATION (Unaudited)(continued)

The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of their investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements were fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s and Sub-Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of their investment strategies, brokerage practices, and the adequacy of their compliance systems and cybersecurity programs. The Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Funds’ fees, expenses and total return performance, with those of a peer group and peer universe of Funds selected by FUSE. Each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies and, if applicable, tradability). The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for each Fund compared to that of its peers.

●

Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed

126 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(concluded)

information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Adviser, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s profit margin, including the expense allocation methodology used in the Adviser’s profitability analysis.

●

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 127

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	231

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Angela Brock-Kyle***** (1959)	Trustee from August 2016 to present.	Current: Founder and Chief Executive Officer, B.O.A.R.D.S (consulting firm) Former: Senior Leader, TIAA (financial services firm) (1987-2012).	135	Infinity Property & Casualty Corporation (2014-present).
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	135	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	135	Epiphany Funds (4) (2009-present).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	135	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	135	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	135	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	135	None.
Sandra G. Sponem***** (1958)	Trustee from August 2016 to present.	Current: Senior Vice President and Chief Financial Officer, M.A. Mortenson Companies, Inc. (general contracting firm) (2007-present).	135	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

****	Certain of the Trustees may serve as directors on the boards of companies not required to be disclosed above, including certain non-profit companies and charitable foundations.
*****	Mses. Brock-Kyle and Sponem commence serving as independent Trustees effective August 18, 2016.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 133

6.30.2016

Rydex Variable Trust Semi-Annual Report

CLS AdvisorOne Funds
Global Diversified Equity Fund
Growth and Income Fund
Global Growth Fund

RVAAO-SEMI-0616x1216	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
GLOBAL DIVERSIFIED EQUITY FUND	7
GROWTH AND INCOME FUND	12
GLOBAL GROWTH FUND	18
NOTES TO FINANCIAL STATEMENTS	23
OTHER INFORMATION	30
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	33
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	36

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

June 30, 2016

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for three funds that are part of the Rydex Variable Trust (the “Funds”). This report covers performance of the Funds for the semi-annual period ended June 30, 2016.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

CLS Investments, LLC (“CLS”) serves as investment sub-adviser to the Funds and is responsible for the day-to-day management of each Fund’s portfolio.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
July 31, 2016

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

The Funds may not be suitable for all investors. Investing involves risks, including the entire loss of principal amount invested. Certain Funds may be affected by risks that include those associated with sector concentration, international investing, investing in small and/or medium size companies, and/or the Funds’ possible use of investment techniques and strategies such as leverage, derivatives and short sales of securities. Please see each Fund’s prospectus for more information.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	June 30, 2016

The first half of this year opened with downgrades of U.S. and global economic growth and a surge in recession fears, which triggered a bout of market volatility and negative returns. But a dovish pivot in the U.S. Federal Reserve (the “Fed”) communications in February helped spur a rally in crude oil and a reversal of dollar strength, as well as a rally in risk assets that lasted through the spring. Temporarily interrupting the rally were June’s poor non-farm payrolls report (38,000 U.S. jobs created in May) and the United Kingdom’s (“UK”) vote to leave the European Union (“EU”).

The surprising and disappointing jobs number led to a sharp fall in the 10-year U.S. Treasury yield as markets downgraded the probability of summer rate hikes. Indeed, the Federal Open Market Committee (“FOMC”) declined to raise rates in June. In late June, citizens in the UK voted to leave the EU. This decision, nicknamed “Brexit,” prompted panic selling of risk assets in Europe, the UK and emerging markets. In the U.S., there was also a sell-off in more speculative-grade credit and equities. However, nerves settled in the last two days of the quarter, and markets appeared to bounce back, as global central banks promised to do everything in their power to maintain market stability and as it seemed that the political transition in the UK would move more quickly and smoothly than expected.

The quarter ended with the British pound at its weakest level against the U.S. dollar in over 20 years, and the 10-year Treasury note yielding 1.47 percent, 30 basis points lower than at the start of the quarter.

Brexit turmoil and the drop in Treasury yields was in spite of the rebound in U.S. economic growth over the period. The final reading of first-quarter Gross Domestic Product (“GDP”) was 0.8 percent (revised down in late July from 1.1 percent), with weakness likely due to residual seasonality effects. Consistent with previous years, growth accelerated as the year progressed, but not at the pace expected by most economists; in late July, the initial estimate of second-quarter real GDP was 1.2 percent, against an expected rate of above 2 percent, the lower figure due primarily to a fall in inventories.

While May’s payrolls report was likely an aberration, a view confirmed by a strong June number, the trend rate of job growth should slow as we near full employment. An improving labor market, low borrowing costs, and rising household formation all point to continued improvement in the housing market, as evidenced by new home sales figures recently hitting eight-year highs.

We are entering a period of seasonal weakness combined with some continuing post-Brexit uncertainty and a growing focus on the upcoming U.S. elections. Despite this, falling rates will remain supportive of credit performance. Record-low U.S. government yields are likely to be dragged down by foreign retail and institutional investors, as central banks continue to plunge rates further into negative territory. This hunt for yield will act as a “QE4” and will spill over into supporting risk assets.

With inflation expectations troublingly low, and growth in Europe likely to slow, the Fed will be hard-pressed to deliver two hikes in the balance of the year, as many FOMC members expect. We anticipate one rate hike this year, most likely in December, as the Fed remains cautious due to the asymmetry of risks near the zero lower bound. The rally in risk assets should remain intact through the third quarter of 2016, and monetary policy will ultimately create a positive backdrop for risk assets over the next two to three years.

For the six-month period ended June 30, 2016, the Standard & Poor’s 500® (“S&P 500”) Index* returned 3.84%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned -4.42%. The return of the MSCI Emerging Markets Index* was 6.41%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 5.31% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 9.06%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.15% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	June 30, 2016

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2015 and ending June 30, 2016.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value December 31, 2015	Ending Account Value June 30, 2016	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Global Diversified Equity Fund	1.70%	1.74%	$ 1,000.00	$ 1,017.40	$ 8.53
Growth and Income Fund	1.70%	4.36%	1,000.00	1,043.60	8.64
Global Growth Fund	1.70%	2.77%	1,000.00	1,027.70	8.57

Table 2. Based on hypothetical 5% return (before expenses)
Global Diversified Equity Fund	1.70%	5.00%	$ 1,000.00	$ 1,016.41	$ 8.52
Growth and Income Fund	1.70%	5.00%	1,000.00	1,016.41	8.52
Global Growth Fund	1.70%	5.00%	1,000.00	1,016.41	8.52

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2015 to June 30, 2016.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	June 30, 2016

GLOBAL DIVERSIFIED EQUITY FUND

OBJECTIVE: Seeks to provide long-term growth of capital without regard to current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 1, 2003

Ten Largest Holdings (% of Total Net Assets)
iShares Edge MSCI USA Quality Factor ETF	12.0%
Vanguard FTSE All-World ex-US ETF	11.0%
Technology Select Sector SPDR Fund	9.4%
WisdomTree Emerging Markets High Dividend Fund	8.1%
Vanguard Dividend Appreciation ETF	7.4%
PowerShares International Dividend Achievers Portfolio	5.6%
Vanguard FTSE Europe ETF	5.6%
Financial Select Sector SPDR Fund	5.4%
iShares Russell 1000 Growth ETF	5.0%
iShares MSCI All Country Asia ex Japan ETF	4.1%
Top Ten Total	73.6%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
GLOBAL DIVERSIFIED EQUITY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 96.4%

United States of America - 45.4%
iShares Edge MSCI USA Quality Factor ETF	139,890	$9,232,741
Technology Select Sector SPDR Fund	168,320	7,298,355
Vanguard Dividend Appreciation ETF	68,297	5,685,725
Financial Select Sector SPDR Fund	183,900	4,198,437
iShares Russell 1000 Growth ETF	38,154	3,829,135
Energy Select Sector SPDR Fund	44,450	3,033,268
Vanguard Information Technology ETF	9,500	1,017,355
Guggenheim S&P SmallCap 600 Pure Value ETF[1]	12,955	737,917
Total United States of America		35,032,933

Global - 20.2%
Vanguard FTSE All-World ex-US ETF — Class U	197,830	8,477,016
PowerShares International Dividend Achievers Portfolio	308,542	4,344,271
PowerShares DB Commodity Index Tracking Fund	149,000	2,287,150
iShares Global 100 ETF	5,430	389,277
Vanguard International Dividend Appreciation Index Fund	2,000	111,680
Total Global		15,609,394

Emerging Markets - 11.5%
WisdomTree Emerging Markets High Dividend Fund	175,463	6,214,899
iShares Core MSCI Emerging Markets ETF	63,500	2,656,205
Total Emerging Markets		8,871,104

European Region - 5.6%
Vanguard FTSE Europe ETF	92,800	4,330,048

Asian Pacific Region ex Japan - 4.1%
iShares MSCI All Country Asia ex Japan ETF	57,619	3,150,607

Eurozone - 3.7%
iShares MSCI Eurozone ETF	88,900	2,868,803

Japan - 2.9%
iShares MSCI Japan ETF	193,900	2,229,850

Asian Pacific Region - 2.2%
Vanguard FTSE Pacific ETF	30,000	1,671,900

Spain - 0.5%
iShares MSCI Spain Capped ETF	15,000	374,700

Italy - 0.3%
iShares MSCI Italy Capped ETF	24,000	260,400
Total Exchange-Traded Funds
(Cost $74,621,799)		74,399,739

CLOSED-END FUNDS† - 0.6%
Morgan Stanley China A Share Fund, Inc.	20,146	359,808
Royce Value Trust, Inc.	10,210	120,166
Total Closed-End Funds
(Cost $612,239)		479,974

SHORT TERM INVESTMENTS† - 3.5%
First American Treasury Obligations Fund 0.00%[2]	2,663,659	2,663,659
Total Short Term Investments
(Cost $2,663,659)		2,663,659

Total Investments - 100.5%
(Cost $77,897,697)		$77,543,372
Other Assets & Liabilities, net - (0.5)%		(353,159)
Total Net Assets - 100.0%		$77,190,213

†	Value determined based on Level 1 inputs — See Note 4.
[1]	Affiliated issuer — See Note 7.
[2]	Rate indicated is the 7 day yield as of June 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Closed-End Funds	$479,974	$—	$—	$479,974
Exchange-Traded Funds	74,399,739	—	—	74,399,739
Short Term Investments	2,663,659	—	—	2,663,659
Total	$77,543,372	$—	$—	$77,543,372

For the period ended June 30, 2016, there were no transfers between levels.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL DIVERSIFIED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $77,143,003)	$76,805,455
Investments in affiliated issuers, at value (cost $754,694)	737,917
Total investments (cost $77,897,697)	77,543,372
Cash	67,888
Receivables:
Dividends	35
Total assets	77,611,295

Liabilities:
Payable for:
Fund shares redeemed	216,690
Management fees	57,347
Transfer agent and administrative fees	15,989
Investor service fees	15,989
Portfolio accounting fees	6,395
Miscellaneous	108,672
Total liabilities	421,082
Commitments and contingent liabilities (Note 9)	—
Net assets	$77,190,213

Net assets consist of:
Paid in capital	$83,457,206
Undistributed net investment income	1,198,411
Accumulated net realized loss on investments	(7,111,079)
Net unrealized depreciation on investments	(354,325)
Net assets	$77,190,213
Capital shares outstanding	2,125,518
Net asset value per share	$36.32

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers	$902,357
Dividends from securities of affiliated issuers	1,231
Total investment income	903,588

Expenses:
Management fees	364,801
Transfer agent and administrative fees	101,334
Investor service fees	101,334
Professional fees	74,382
Portfolio accounting fees	40,533
Custodian fees	4,743
Trustees’ fees*	3,648
Line of credit fees	833
Miscellaneous	(943)
Total expenses	690,665
Less:
Expenses waived by Adviser	(542)
Net expenses	690,123
Net investment income	213,465

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,449,966
Net realized gain	1,449,966
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(773,763)
Investments in affiliated issuers	(16,777)
Net change in unrealized appreciation (depreciation)	(790,540)
Net realized and unrealized gain	659,426
Net increase in net assets resulting from operations	$872,891

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

GLOBAL DIVERSIFIED EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$213,465	$1,015,831
Net realized gain on investments	1,449,966	8,519,677
Net change in unrealized appreciation (depreciation) on investments	(790,540)	(15,863,923)
Net increase (decrease) in net assets resulting from operations	872,891	(6,328,415)

Distributions to shareholders from:
Net investment income	—	(953,808)
Net realized gains	—	(6,114,108)
Total distributions to shareholders	—	(7,067,916)

Capital share transactions:
Proceeds from sale of shares	3,401,458	8,932,141
Distributions reinvested	—	7,067,916
Cost of shares redeemed	(19,989,752)	(36,883,881)
Net decrease from capital share transactions	(16,588,294)	(20,883,824)
Net decrease in net assets	(15,715,403)	(34,280,155)

Net assets:
Beginning of period	92,905,616	127,185,771
End of period	$77,190,213	$92,905,616
Undistributed net investment income at end of period	$1,198,411	$984,946

Capital share activity:
Shares sold	97,621	221,251
Shares issued from reinvestment of distributions	—	180,950
Shares redeemed	(574,027)	(938,633)
Net decrease in shares	(476,406)	(536,432)

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$35.71	$40.53	$42.28	$34.25	$32.01	$34.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.36	.29	.10	.01	(.03)
Net gain (loss) on investments (realized and unrealized)	.52	(2.61)	1.23	7.94	4.28	(2.49)
Total from investment operations	.61	(2.25)	1.52	8.04	4.29	(2.52)
Less distributions from:
Net investment income	—	(.35)	(.12)	(.01)	—	—
Net realized gains	—	(2.22)	(3.15)	—	(2.05)	—
Total distributions	—	(2.57)	(3.27)	(.01)	(2.05)	—
Net asset value, end of period	$36.32	$35.71	$40.53	$42.28	$34.25	$32.01

Total Return[c]	1.74%	(6.10%)	3.47%	23.43%	13.71%	(7.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,190	$92,906	$127,186	$156,816	$133,161	$144,210
Ratios to average net assets:
Net investment income (loss)	0.53%	0.91%	0.67%	0.26%	0.03%	(0.09%)
Total expenses[d]	1.70%	1.65%	1.71%	1.69%	1.72%	1.76%
Net expenses	1.70%[e]	1.65%	1.71%	1.69%	1.72%	1.76%
Portfolio turnover rate	5%	13%	12%	90%	19%	48%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

FUND PROFILE (Unaudited)	June 30, 2016

GROWTH AND INCOME FUND

OBJECTIVE: Seeks a combination of current income and growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 1, 2003

Ten Largest Holdings (% of Total Net Assets)
PIMCO Total Return Active Exchange-Traded Fund	12.2%
iShares TIPS Bond ETF	8.9%
iShares Edge MSCI USA Quality Factor ETF	8.6%
PowerShares Fundamental High Yield Corporate Bond Portfolio	7.3%
SPDR Doubleline Total Return Tactical ETF	5.0%
Vanguard FTSE Europe ETF	4.0%
Fidelity Total Bond ETF	3.9%
WisdomTree Managed Futures Strategy Fund	3.8%
iShares JP Morgan USD Emerging Markets Bond ETF	3.8%
iShares Edge MSCI Min Vol EAFE ETF	3.7%
Top Ten Total	61.2%

“Ten Largest Holdings” excludes any temporary cash investments.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
GROWTH AND INCOME FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 98.5%

United States of America - 47.6%
iShares TIPS Bond ETF	49,150	$5,734,330
iShares Edge MSCI USA Quality Factor ETF	84,087	5,549,741
PowerShares Fundamental High Yield Corporate Bond Portfolio	256,068	4,711,651
Fidelity Total Bond ETF	49,883	2,509,110
WisdomTree Managed Futures Strategy Fund	58,000	2,465,737
Vanguard Information Technology ETF	15,300	1,638,477
Technology Select Sector SPDR Fund	36,200	1,569,632
Vanguard Dividend Appreciation ETF	16,600	1,381,950
Financial Select Sector SPDR Fund	58,700	1,340,121
Energy Select Sector SPDR Fund	17,750	1,211,260
SPDR Blackstone / GSO Senior Loan ETF	22,300	1,042,302
iShares Edge MSCI USA Value Factor ETF	12,500	770,375
WisdomTree Continuous Commodity Index Fund	20,000	409,200
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	10,000	256,500
PowerShares CEF Income Composite Portfolio	7,500	166,200
Total United States of America		30,756,586

Global - 28.3%
PIMCO Total Return Active Exchange-Traded Fund	73,559	7,898,030
SPDR Doubleline Total Return Tactical ETF	65,000	3,244,800
iShares Edge MSCI Min Vol EAFE ETF	36,000	2,390,040
PowerShares DB Commodity Index Tracking Fund	130,000	1,995,500
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	10,452	1,057,429
FlexShares International Quality Dividend Index Fund	42,000	918,960
VanEck Vectors Junior Gold Miners ETF	19,000	809,780
Total Global		18,314,539

Emerging Markets - 13.7%
iShares JP Morgan USD Emerging Markets Bond ETF	21,203	2,441,526
PowerShares Emerging Markets Sovereign Debt Portfolio	56,610	1,674,524
PowerShares FTSE RAFI Emerging Markets Portfolio	90,500	1,470,625
WisdomTree Emerging Markets High Dividend Fund	41,244	1,460,862
iShares Edge MSCI Min Vol Emerging Markets ETF	20,000	1,031,800
iShares Core MSCI Emerging Markets ETF	18,000	752,940
Total Emerging Markets		8,832,277

European Region - 4.9%
Vanguard FTSE Europe ETF	55,000	2,566,300
iShares MSCI Europe Financials ETF	39,000	611,520
Total European Region		3,177,820

Japan - 2.3%
iShares MSCI Japan ETF	130,200	1,497,300

Eurozone - 1.2%
iShares MSCI Eurozone ETF	24,700	797,069

Asian Pacific Region ex Japan - 0.4%
iShares MSCI All Country Asia ex Japan ETF	4,672	255,465

Russia - 0.1%
iShares MSCI Russia Capped ETF	5,000	66,950
Total Exchange-Traded Funds
(Cost $62,438,267)		63,698,006

CLOSED-END FUNDS† - 1.2%
Morgan Stanley China A Share Fund, Inc.	13,220	236,109
BlackRock Corporate High Yield Fund, Inc.	21,878	228,407
PIMCO Dynamic Credit Income Fund	9,000	172,170
Templeton Global Income Fund	25,000	159,000
Total Closed-End Funds
(Cost $864,430)		795,686

SHORT TERM INVESTMENTS† - 0.8%
First American Treasury Obligations Fund 0.00%[1]	514,637	514,637
Total Short Term Investments
(Cost $514,637)		514,637

Total Investments - 100.5%
(Cost $63,817,334)		$65,008,329
Other Assets & Liabilities, net - (0.5)%		(372,226)
Total Net Assets - 100.0%		$64,636,103

†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of June 30, 2016.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2016
GROWTH AND INCOME FUND

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Closed-End Funds	$795,686	$—	$—	$795,686
Exchange-Traded Funds	63,698,006	—	—	63,698,006
Short Term Investments	514,637	—	—	514,637
Total	$65,008,329	$—	$—	$65,008,329

For the period ended June 30, 2016, there were no transfers between levels.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments, at value (cost $63,817,334)	$65,008,329
Cash	6,957
Receivables:
Dividends	7,865
Total assets	65,023,151

Liabilities:
Payable for:
Fund shares redeemed	228,989
Management fees	48,900
Transfer agent and administrative fees	13,583
Investor service fees	13,583
Portfolio accounting fees	5,433
Miscellaneous	76,560
Total liabilities	387,048
Commitments and contingent liabilities (Note 9)	—
Net assets	$64,636,103

Net assets consist of:
Paid in capital	$59,561,406
Undistributed net investment income	702,120
Accumulated net realized gain on investments	3,181,582
Net unrealized appreciation on investments	1,190,995
Net assets	$64,636,103
Capital shares outstanding	2,523,495
Net asset value per share	$25.61

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends	$737,891
Total investment income	737,891

Expenses:
Management fees	282,917
Transfer agent and administrative fees	78,588
Investor service fees	78,588
Professional fees	45,966
Portfolio accounting fees	31,435
Custodian fees	3,678
Trustees’ fees*	2,316
Line of credit fees	412
Miscellaneous	11,740
Total expenses	535,640
Net investment income	202,251

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	69,759
Net realized gain	69,759
Net change in unrealized appreciation (depreciation) on:
Investments	2,527,434
Net change in unrealized appreciation (depreciation)	2,527,434
Net realized and unrealized gain	2,597,193
Net increase in net assets resulting from operations	$2,799,444

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

GROWTH AND INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$202,251	$509,836
Net realized gain on investments	69,759	3,050,096
Net change in unrealized appreciation (depreciation) on investments	2,527,434	(6,322,980)
Net increase (decrease) in net assets resulting from operations	2,799,444	(2,763,048)

Distributions to shareholders from:
Net investment income	—	(718,610)
Net realized gains	—	(352,954)
Total distributions to shareholders	—	(1,071,564)

Capital share transactions:
Proceeds from sale of shares	15,421,073	10,953,461
Distributions reinvested	—	1,071,564
Cost of shares redeemed	(13,736,568)	(28,068,505)
Net increase (decrease) from capital share transactions	1,684,505	(16,043,480)
Net increase (decrease) in net assets	4,483,949	(19,878,092)

Net assets:
Beginning of period	60,152,154	80,030,246
End of period	$64,636,103	$60,152,154
Undistributed net investment income at end of period	$702,120	$499,869

Capital share activity:
Shares sold	626,236	427,761
Shares issued from reinvestment of distributions	—	41,517
Shares redeemed	(553,944)	(1,095,402)
Net increase (decrease) in shares	72,292	(626,124)

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$24.54	$26.01	$26.81	$25.28	$23.20	$23.69
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.19	.25	.15	.38	.36
Net gain (loss) on investments (realized and unrealized)	.99	(1.25)	.24	2.41	2.11	(.43)
Total from investment operations	1.07	(1.06)	.49	2.56	2.49	(.07)
Less distributions from:
Net investment income	—	(.27)	(.15)	(.41)	(.41)	(.42)
Net realized gains	—	(.14)	(1.14)	(.62)	—	—
Total distributions	—	(.41)	(1.29)	(1.03)	(.41)	(.42)
Net asset value, end of period	$25.61	$24.54	$26.01	$26.81	$25.28	$23.20

Total Return[c]	4.36%	(4.15%)	1.80%	10.17%	10.79%	(0.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$64,636	$60,152	$80,030	$78,376	$76,185	$75,585
Ratios to average net assets:
Net investment income (loss)	0.64%	0.74%	0.92%	0.58%	1.54%	1.50%
Total expenses[d]	1.70%	1.65%	1.71%	1.69%	1.72%	1.75%
Net expenses	1.70%	1.65%	1.71%[e]	1.69%	1.72%	1.75%
Portfolio turnover rate	19%	25%	35%	94%	46%	28%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

FUND PROFILE (Unaudited)	June 30, 2016

GLOBAL GROWTH FUND

OBJECTIVE: Seeks to provide total return, consisting of capital growth and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: November 10, 2006

Ten Largest Holdings (% of Total Net Assets)
iShares Edge MSCI Min Vol USA ETF	11.1%
First Trust NASDAQ Technology Dividend Index Fund	8.9%
iShares Edge MSCI Min Vol EAFE ETF	8.8%
Financial Select Sector SPDR Fund	8.6%
iShares Edge MSCI USA Quality Factor ETF	7.8%
EGShares Emerging Markets Consumer ETF	6.4%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	6.2%
SPDR Doubleline Total Return Tactical ETF	5.0%
PowerShares Emerging Markets Sovereign Debt Portfolio	4.7%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	4.5%
Top Ten Total	72.0%

“Ten Largest Holdings” excludes any temporary cash investments.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016
GLOBAL GROWTH FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 99.8%

United States of America - 46.4%
iShares Edge MSCI Min Vol USA ETF	52,500	$2,426,025
First Trust NASDAQ Technology Dividend Index Fund	73,500	1,957,305
Financial Select Sector SPDR Fund	83,040	1,895,803
iShares Edge MSCI USA Quality Factor ETF	26,000	1,716,000
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	10,226	990,286
iShares Russell Top 200 Growth ETF	17,500	942,025
Guggenheim S&P 500 Pure Value ETF[1]	5,000	254,950
Total United States of America		10,182,394

Global - 33.9%
iShares Edge MSCI Min Vol EAFE ETF	29,000	1,925,310
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	54,500	1,361,955
SPDR Doubleline Total Return Tactical ETF	22,056	1,101,036
iShares Global Healthcare ETF	8,920	900,831
iShares Global Energy ETF	21,926	708,429
PowerShares DB Commodity Index Tracking Fund	38,481	590,683
FlexShares STOXX Global Broad Infrastructure Index Fund	12,500	564,000
Vanguard Total International Bond ETF	5,020	279,614
Total Global		7,431,858

Emerging Markets - 14.5%
EGShares Emerging Markets Consumer ETF	60,500	1,404,810
PowerShares Emerging Markets Sovereign Debt Portfolio	34,848	1,030,804
iShares Edge MSCI Min Vol Emerging Markets ETF	14,500	748,055
Total Emerging Markets		3,183,669

Eurozone - 2.8%
iShares MSCI Eurozone ETF	18,900	609,903

Japan - 2.2%
WisdomTree Japan Hedged Equity Fund	12,200	473,116
Total Exchange-Traded Funds
(Cost $20,726,348)		21,880,940

SHORT TERM INVESTMENTS† - 0.6%
First American Treasury Obligations Fund 0.00%[2]	140,879	140,879
Total Short Term Investments
(Cost $140,879)		140,879

Total Investments - 100.4%
(Cost $20,867,227)		$22,021,819
Other Assets & Liabilities, net - (0.4)%		(92,136)
Total Net Assets - 100.0%		$21,929,683

†	Value determined based on Level 1 inputs — See Note 4.
[1]	Affiliated issuer — See Note 7.
[2]	Rate indicated is the 7 day yield as of June 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2016 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$21,880,940	$—	$—	$21,880,940
Short Term Investments	140,879	—	—	140,879
Total	$22,021,819	$—	$—	$22,021,819

For the period ended June 30, 2016, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

GLOBAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

Assets:
Investments in unaffiliated issuers, at value (cost $20,616,887)	$21,766,869
Investments in affiliated issuers, at value (cost $250,340)	254,950
Total investments (cost $20,867,227)	22,021,819
Cash	4,282
Receivables:
Securities sold	98,638
Dividends	2
Total assets	22,124,741

Liabilities:
Payable for:
Securities purchased	104,625
Fund shares redeemed	37,199
Management fees	16,477
Transfer agent and administrative fees	4,597
Investor service fees	4,597
Portfolio accounting fees	1,839
Miscellaneous	25,724
Total liabilities	195,058
Commitments and contingent liabilities (Note 9)	—
Net assets	$21,929,683

Net assets consist of:
Paid in capital	$24,832,590
Undistributed net investment income	216,103
Accumulated net realized loss on investments	(4,273,602)
Net unrealized appreciation on investments	1,154,592
Net assets	$21,929,683
Capital shares outstanding	843,266
Net asset value per share	$26.01

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2016

Investment Income:
Dividends from securities of unaffiliated issuers	$284,943
Dividends from securities of affiliated issuers	1,191
Total investment income	286,134

Expenses:
Management fees	94,604
Transfer agent and administrative fees	26,279
Investor service fees	26,279
Professional fees	15,106
Portfolio accounting fees	10,511
Custodian fees	1,230
Trustees’ fees*	761
Line of credit fees	137
Miscellaneous	4,229
Total expenses	179,136
Less:
Expenses waived by Adviser	(212)
Net expenses	178,924
Net investment income	107,210

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(980,554)
Net realized loss	(980,554)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,461,205
Investments in affiliated issuers	4,610
Net change in unrealized appreciation (depreciation)	1,465,815
Net realized and unrealized gain	485,261
Net increase in net assets resulting from operations	$592,471

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015
Increase (Decrease) in Net Assets from Operations:
Net investment income	$107,210	$116,055
Net realized gain (loss) on investments	(980,554)	1,437,946
Net change in unrealized appreciation (depreciation) on investments	1,465,815	(2,386,371)
Net increase (decrease) in net assets resulting from operations	592,471	(832,370)

Distributions to shareholders from:
Net investment income	—	(152,224)
Net realized gains	—	(172,408)
Total distributions to shareholders	—	(324,632)

Capital share transactions:
Proceeds from sale of shares	5,529,088	1,480,503
Distributions reinvested	—	324,632
Cost of shares redeemed	(3,775,352)	(5,634,702)
Net increase (decrease) from capital share transactions	1,753,736	(3,829,567)
Net increase (decrease) in net assets	2,346,207	(4,986,569)

Net assets:
Beginning of period	19,583,476	24,570,045
End of period	$21,929,683	$19,583,476
Undistributed net investment income at end of period	$216,103	$108,893

Capital share activity:
Shares sold	219,520	54,802
Shares issued from reinvestment of distributions	—	11,909
Shares redeemed	(149,922)	(211,752)
Net increase (decrease) in shares	69,598	(145,041)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

GLOBAL GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended June 30, 2016[a]	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Per Share Data
Net asset value, beginning of period	$25.31	$26.74	$29.32	$25.07	$22.56	$23.93
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.14	.17	.14	.28	.23
Net gain (loss) on investments (realized and unrealized)	.57	(1.19)	.69	4.55	2.51	(1.25)
Total from investment operations	.70	(1.05)	.86	4.69	2.79	(1.02)
Less distributions from:
Net investment income	—	(.18)	(.16)	(.44)	(.28)	(.35)
Net realized gains	—	(.20)	(3.28)	—	—	—
Total distributions	—	(.38)	(3.44)	(.44)	(.28)	(.35)
Net asset value, end of period	$26.01	$25.31	$26.74	$29.32	$25.07	$22.56

Total Return[c]	2.77%	(4.01%)	2.80%	18.75%	12.42%	(4.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,930	$19,583	$24,570	$26,771	$32,165	$34,926
Ratios to average net assets:
Net investment income (loss)	1.02%	0.51%	0.58%	0.50%	1.15%	0.97%
Total expenses[d]	1.70%	1.65%	1.71%	1.69%	1.72%	1.75%
Net expenses	1.70%[e]	1.65%[e]	1.71%[e]	1.69%	1.72%	1.75%
Portfolio turnover rate	70%	20%	34%	99%	28%	35%

[a]	Unaudited figures for the period ended June 30, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Variable Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. At June 30, 2016, the Trust consisted of fifty-two funds. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the Growth and Income Fund, Global Diversified Equity Fund and Global Growth Fund (the “Funds”), each a non-diversified investment company.

Each Fund invests primarily in exchange-traded funds (“ETFs”) (“underlying funds”), acting similar to a “fund of funds”.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

CLS Investments, LLC serves as investment sub-adviser (the “Sub-Adviser”) to the Funds and is responsible for the day-to-day management of each Fund’s portfolio.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. ETFs and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all such distributions of a Fund will automatically be reinvested without charge in additional shares of the same fund. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.30% at June 30, 2016.

E. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

The Funds invest, to a significant extent, in shares of ETFs to gain exposure to their investment objectives. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Funds, from time to time, may invest in ETFs that are not registered pursuant to the 1940 Act. Such ETFs may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Global Diversified Equity Fund	0.90%
Growth and Income Fund	0.90%
Global Growth Fund	0.90%

GI pays the Sub-Advisor out of the advisory fees it receives. In addition, GI bears all of its own costs associated with providing these services and the expense of the Trustees that are affiliated with GI. GI may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at annualized rates below, based on the average daily net assets of each Fund.

Fund Accounting Fees	(as a % of Net Assets)
On the first $250 million	0.10%
On the next $250 million	0.075%
On the next $250 million	0.05%
Over $750 million	0.03%

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board approved the use of a Distribution Plan for which GFD and other Service Providers may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, for the period ended June 30, 2016, this plan was not utilized.

The Trust has adopted an Investor Services Plan for which GFD and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period June 30, 2016, the following Funds waived advisory fees related to investments in affiliated Funds:

Fund	Amount
Global Diversified Equity Fund	$542
Global Growth Fund	212

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

At June 30, 2016, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of outstanding shares owned
Global Diversified Equity Fund	84%
Growth and Income Fund	68%
Global Growth Fund	60%

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2016, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Global Diversified Equity Fund	$77,899,109	$7,772,856	$(8,128,593)	$(355,737)
Growth and Income Fund	63,817,674	3,269,450	(2,078,795)	1,190,655
Global Growth Fund	20,867,589	1,666,692	(512,462)	1,154,230

6. Securities Transactions

For the period ended June 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short term investments and derivatives, were as follows:

Fund	Purchases	Sales
Global Diversified Equity Fund	$4,438,749	$21,569,187
Growth and Income Fund	13,983,205	11,973,323
Global Growth Fund	16,987,272	14,742,528

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

7. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended June 30, 2016, in which the portfolio company is an “affiliated person,” were as follows:

Fund	Value 12/31/15	Additions	Reductions	Value 06/30/16	Shares 06/30/16	Investment Income	Realized Gain
Global Diversified Equity Fund
Guggenheim S&P SmallCap 600 Pure Value ETF	$—	$754,694	$—	$737,917	12,955	$1,231	$—

Global Growth Fund
Guggenheim S&P 500 Pure Value ETF	—	250,340	—	254,950	5,000	1,191	—

8. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $75,000,000 line of credit from U.S. Bank, N.A., which expires June 11, 2017. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended June 30, 2016. The Funds did not have any borrowings outstanding under this agreement at June 30, 2016.

The average daily balances borrowed for the period ended June 30, 2016, were as follows:

Fund Name	Average Daily Balance
Global Diversified Equity Fund	$131,153
Growth and Income Fund	64,813
Global Growth Fund	21,518

9. Legal Proceedings

Tribune Company

Rydex Variable Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership by certain series of the Rydex Variable Trust of shares in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, Tribune insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave Tribune insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including the Rydex Variable Trust, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Variable Trust has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. On March 29, 2016, the U.S. Court of Appeals for the Second Circuit issued its opinion on the appeal of the SLCFC actions. The appeals court affirmed the district court’s dismissal of those lawsuits, but on different grounds than the district court. The appeals court held that while the plaintiffs have standing under the U.S. Bankruptcy Code, their claims were preempted by Section 546(e) of the Bankruptcy Code—the statutory safe harbor for settlement payments. On April 12, 2016, the Plaintiffs in the SLCFC actions filed a petition seeking rehearing en banc before the appeals court. On July 22, 2016, the appeals court denied the petition.

On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

None of these lawsuits alleges any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Nova Fund, S&P 500 2x Strategy Fund, Multi-Cap Core Equity Fund, S&P 500 Pure Value Fund, Hedged Equity Fund and Multi-Hedge Strategies Fund (the “Funds”). The value of the proceeds received by the foregoing Funds was $12,580, $2,380, $1,360, $148,376, $2,720, and $119,034, respectively. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

Lyondell Chemical Company

In December 2011, Rydex Variable Trust was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust, v. Fund 1 (In re Lyondell Chemical Co.), Adv. Pro. No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust Action”). Its funds may also be putative members of the proposed defendant classes in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes & H. Holmes TTEE (In re Lyondell Co.), Adv. Pro. No. 10-5525 (Bankr. S.D.N.Y.) (the “Litigation Trust Action”) and Weisfelner, as Trustee of the LB Creditor Trust, v. Reichman (In re Lyondell Chemical Co.), Adv. Pro. No. 12-1570 (Bankr. S.D.N.Y.).

Similar to the claims made in the Tribune matter, the Weisfelner complaints seek to have set aside and recovered as fraudulent transfers from former Lyondell Chemical Company (“Lyondell”) shareholders the consideration paid to them pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. Lyondell filed for bankruptcy in 2008. The Creditor Trust Action and Reichman allege claims against the former Lyondell shareholders under state law for both constructive fraudulent transfer and intentional fraudulent transfer. The Litigation Trust Action alleges a claim against the former Lyondell shareholders under federal law for intentional fraudulent transfer.

On April 7, 2014, the plaintiff filed a Third Amended Complaint in the Creditor Trust Action, a Second Amended Complaint in the Litigation Trust Action, and an Amended Complaint in Reichman.

On May 8, 2014, the plaintiff in the Litigation Trust Action filed a motion to certify a defendant class generally comprised of all former Lyondell shareholders that received proceeds in exchange for their shares in the 2007 merger transaction.

On July 30, 2014, the defendants filed a motion to dismiss these lawsuits. The Bankruptcy Court held oral argument on the motion to dismiss and on the motion for class certification on January 14 and January 15, 2015. On September 15, 2015, the Bankruptcy Court denied the motion for class certification without prejudice to the plaintiff’s right to file a renewed motion. On November 18, 2015, the Bankruptcy Court granted the defendants’ motion to dismiss the intentional fraudulent transfer claims in the Creditor Trust Action, the Litigation Trust Action, and in Reichman, but denied the motion to dismiss the constructive fraudulent transfer claims in the Creditor Trust Action and in Reichman. The Bankruptcy Court entered final judgment dismissing the Litigation Trust Action, but the plaintiff has appealed the dismissal to the U.S. District Court for the Southern District of New York. The appeal has been fully briefed but the Court has not yet issued a decision.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On May 4, 2016, the defendants filed a motion to dismiss, or in the alternative, for a stay of, the Creditor Trust Action and Reichman in light of the U.S. Court of Appeals for the Second Circuit’s opinion in the appeal of the Tribune SLCFC actions. On July 20, 2016, the Bankruptcy Court issued a report and recommendation granting the defendants’ motion to dismiss. The U.S. District Court for the Southern District of New York has not yet accepted the Bankruptcy Court’s recommendation or entered a final judgment.

These lawsuits do not allege any wrongdoing on the part of Rydex Variable Trust. The following series of Rydex Variable Trust received cash proceeds from the cash out merger in the following amounts: Basic Materials Fund - $1,235,952; Long Short Equity Fund f/k/a U.S. Long Short Momentum Fund - $523,200; Multi-Cap Core Equity Fund - $5,760; Hedged Equity Fund - $480; and Multi-Hedge Strategies Fund - $112,848. At this stage of the proceedings, Rydex Variable Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Board Considerations in Approving the Investment Advisory Agreements

The Board of Trustees (the “Board”) of the Rydex Variable Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), at an in-person meeting held on May 19, 2016, called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Adviser”) applicable to each series of the Trust (each, a “Fund” and collectively, the “Funds”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and CLS Investments, LLC (the “Sub-Adviser”) with respect to each of the Global Diversified Equity Fund, Growth and Income Fund, and Global Growth Fund, unanimously approved the continuation of both the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”) for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Adviser and Sub-Adviser. The Board had previously considered information pertaining to the renewal of the Investment Advisory Agreements at an in-person meeting held on April 26, 2016 (together, with the May 19 meeting, the “Meetings”).

In reaching the conclusion to approve the continuation of the Investment Advisory Agreements, the Independent Trustees requested and obtained from the Adviser and Sub-Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreements. The Independent Trustees carefully evaluated this information and were advised with respect to their deliberations by independent legal counsel, who attended both Meetings. In addition, the Board also received a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of Investment Advisory Agreements, and the Independent Trustees participated in question and answer sessions with representatives of the Adviser.

In considering the approval of the Investment Advisory Agreements, the Board determined that the agreements would enable shareholders of the Funds to continue to obtain high quality services at a cost that was appropriate, reasonable, and in the best interests of their shareholders. The Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreements. In reaching their decision, the Trustees carefully considered information that they had received throughout the year as part of their regular oversight of the Funds, including, in particular, information from the Adviser and Sub-Adviser that the Board had received relating to the Investment Advisory Agreements at the Meetings.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)(continued)

The Board noted that, at the Meetings, they had obtained and reviewed a wide variety of information, including FUSE reports (described below) that provide comparative information regarding each Fund’s fees, expenses, and performance relative to the fees, expenses, and performance of other comparable funds.

As a part of their consideration of the approval of the Investment Advisory Agreements at the Meetings, the Board, including the Independent Trustees, had evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Adviser’s and Sub-Adviser’s investment advisory and other services; (b) the Adviser’s and Sub-Adviser’s investment management personnel; (c) the Adviser’s and Sub-Adviser’s operations and financial condition; (d) the Adviser’s and Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and the variety and complexity of their investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to economies of scale and the absence of breakpoints in these fees and the Adviser’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Adviser’s and Sub-Adviser’s profitability from its Fund-related operations; (h) the Adviser’s and Sub-Adviser’s compliance systems; (i) the Adviser’s and Sub-Adviser’s policies and compliance procedures; (j) the Adviser’s and Sub-Adviser’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Investment Advisory Agreements were fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees were reasonable in light of the services that they provide to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreements based upon the following considerations, among others:

●

Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser. At the Meetings, the Board evaluated, among other things, the Adviser’s and Sub-Adviser’s business, financial resources, quality and quantity of personnel, experience, past performance, the variety and complexity of their investment strategies, brokerage practices, and the adequacy of their compliance systems and cybersecurity programs. The Board reviewed the scope of services to be provided by the Adviser and Sub-Adviser under the Investment Advisory Agreements and noted that there would be no significant differences between the scope of services required to be provided by the Adviser and Sub-Adviser for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Adviser’s and Sub-Adviser’s representations to the Board that the Adviser and Sub-Adviser would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

●

Fund Expenses and Performance of the Funds and the Adviser and Sub-Adviser. At the Meetings, the Board reviewed statistical information provided by the Adviser and Sub-Adviser regarding the expense ratio components and performance of each Fund. The Adviser engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board compare the Funds’ fees, expenses and total return performance, with those of a peer group and peer universe of Funds selected by FUSE. Each Fund’s expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses, are compared to those of other funds with shared key characteristics (e.g., asset size, fee structure, sector or industry) determined by FUSE to comprise a Fund’s applicable peer group. The Board considered the Adviser’s representation that it found the peer groups compiled by FUSE to be appropriate, but also acknowledged the existence of certain differences between the Funds and their peer funds (e.g., specific differences in principal investment strategies and, if applicable, tradability). The statistical information related to the performance of each Fund included three-month and one-, three-, and five-year performance for each Fund compared to that of its peers.

●

Costs of Services Provided to the Funds and Profits Realized by the Adviser, the Sub-Adviser and Their Respective Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Adviser and Sub-Adviser based on the advisory fees payable under the current Investment Advisory Agreements for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser and sub-advisory fees paid to the Sub-Adviser, and reviewed reports prepared by FUSE comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed

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OTHER INFORMATION (Unaudited)(concluded)

information regarding the direct revenue received by the Adviser and Sub-Adviser and ancillary revenue received by the Adviser, Sub-Adviser and/or their respective affiliates in connection with the services provided to the Funds by the Adviser, the Sub-Adviser and/or their affiliates. The Board also discussed the Adviser’s profit margin, including the expense allocation methodology used in the Adviser’s profitability analysis.

●

Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Adviser’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that the Funds have not yet achieved sufficient asset levels to realize significant economies of scale.

●

Other Benefits to the Adviser, Sub-Adviser and/or Their Respective Affiliates. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board considered the nature, extent, quality and cost of certain administrative, distribution, and shareholder services performed by the Adviser’s affiliates under separate agreements and the Trust’s Investor Services Plan.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreements for the Funds were reasonable, and that approval of the Investment Advisory Agreements was in the best interests of the Funds.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	231

Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee from 1993 to present; Member of the Audit Committee from 1994 to present; Member of the Governance Committee from 2014 to present; and Member of the Investment and Performance Committee from 2014 to present.	Retired.	134	None.
J. Kenneth Dalton (1941)	Trustee from 1995 to present; Chairman and Member of the Audit Committee from 1997 to present; and Member of the Compliance and Risk Oversight Committee from 2010 to present.	Retired.	134	Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board from 2014 to present (Chairman of the Board from 2006 to 2014); Trustee and Member of the Audit Committee from 1997 to present; Chairman (since 2014) and Member of the Compliance and Risk Oversight Committee from 2010 to present; Chairman and Member of the Investment and Performance Committee from 2014 to present; and Member of the Nominating Committee from 2014 to present.	Retired.	134	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Werner E. Keller (1940)	Chairman of the Board from 2014 to present (Vice Chairman of the Board from 2010 to 2014); Trustee and Member of the Audit Committee from 2005 to present; and Member of the Investment and Performance Committee from 2014 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	134	None.
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit Committee from 2005 to present; Member of the Nominating Committee from 2005 to present; and Member of the Governance Committee from 2007 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	134	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee from 1997 to present; Member of the Audit Committee from 1997 to present; Chairman and Member of the Nominating Committee from 2004 to present; Chairman and Member of the Governance Committee from 2007 to present; and Member of the Compliance and Risk Oversight Committee from 2014 to present.	Retired.	134	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).

Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).

Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Paul J. Davio (1972)	Assistant Treasurer (2014-present).

Current: Assistant Treasurer, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2006-present).

Former: Manager, Mutual Fund Administration, Guggenheim Investments (2003-2006).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***

The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

 (b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)                A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	September 7, 2016

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	September 7, 2016

* Print the name and title of each signing officer under his or her signature.